UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-04878

SEI Institutional Managed Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2015

Date of reporting period: March 31, 2015

Item 1.	Reports to Stockholders.

March 31, 2015

SEMI-ANNUAL REPORT

SEI Institutional Managed Trust

† Large Cap Fund

† Large Cap Value Fund

† Large Cap Growth Fund

† Tax-Managed Large Cap Fund

† S&P 500 Index Fund

† Small Cap Fund

† Small Cap Value Fund

† Small Cap Growth Fund

† Tax-Managed Small/Mid Cap Fund

† Mid-Cap Fund

† U.S. Managed Volatility Fund

† Global Managed Volatility Fund

† Tax-Managed Managed Volatility Fund

† Real Estate Fund

† Enhanced Income Fund

† Core Fixed Income Fund

† U.S. Fixed Income Fund

† High Yield Bond Fund

† Real Return Fund

† Multi-Strategy Alternative Fund

† Multi-Asset Accumulation Fund

† Multi-Asset Income Fund

† Multi-Asset Inflation Managed Fund

† Multi-Asset Capital Stability Fund

† Long/Short Alternative Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

March 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 94.8%

Consumer Discretionary — 13.1%
Amazon.com, Cl A*	0.7%	52,857	$19,668
Home Depot	0.6	139,340	15,830
Liberty Media - Interactive, Cl A*	0.7	644,500	18,813
Starbucks	0.8	227,516	21,546
TripAdvisor*	0.8	265,941	22,118
Whirlpool	0.6	86,360	17,450
Other Securities	8.9		252,023

			367,448

Consumer Staples — 8.3%
Costco Wholesale	0.8	139,058	21,067
Kroger	0.5	198,900	15,248
Walgreens Boots Alliance (A)	0.7	234,796	19,882
Other Securities	6.3		178,515

			234,712

Energy — 6.8%
Exxon Mobil	1.0	328,900	27,956
Valero Energy	0.8	335,400	21,338
Other Securities	5.0		143,054

			192,348

Financials — 14.3%
American International Group	0.6	319,460	17,503
Capital One Financial	0.6	227,370	17,921
Charles Schwab	0.6	595,840	18,137
Citigroup	1.4	736,780	37,959
Crown Castle International†	0.6	193,775	15,994
JPMorgan Chase	1.1	520,600	31,538
Travelers	0.7	183,380	19,829
Wells Fargo	0.6	326,000	17,734
Other Securities	8.1		225,953

			402,568

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 16.8%
Actavis*	1.1%	102,560	$30,524
Anthem	0.8	141,580	21,861
Biogen*	0.9	63,530	26,825
Bristol-Myers Squibb	0.8	333,013	21,479
Celgene, Cl A*	1.1	261,250	30,117
Express Scripts Holding*	1.0	308,304	26,751
Gilead Sciences*	0.6	186,778	18,328
Humana	0.9	138,990	24,743
Intuitive Surgical*	0.6	30,487	15,397
Pfizer	0.6	499,357	17,373
United Therapeutics*	0.6	92,080	15,878
Valeant Pharmaceuticals International*	0.5	77,012	15,296
Other Securities	7.3		209,285

			473,857

Industrials — 7.4%
Northrop Grumman	0.8	131,500	21,166
Southwest Airlines, Cl A	0.5	341,060	15,109
Stericycle, Cl A*	0.5	109,828	15,423
Other Securities	5.6		157,137

			208,835

Information Technology — 21.7%
Adobe Systems*	0.7	258,530	19,116
Apple	1.3	297,116	36,970
Applied Materials	0.7	811,160	18,300
Cisco Systems	0.7	668,800	18,409
Cognizant Technology Solutions, Cl A*	0.8	343,635	21,440
eBay*	0.7	356,725	20,576
Equinix	0.6	75,842	17,660
Google, Cl A*	0.8	40,773	22,617
Google, Cl C*	0.7	33,660	18,446
Intel	0.6	566,500	17,714
MasterCard, Cl A	1.1	360,810	31,170
Microsoft	1.2	836,220	33,996
Qualcomm	0.9	363,117	25,178
Visa, Cl A	1.4	612,352	40,054
Western Digital	0.6	179,700	16,354
Other Securities	8.9		251,543

			609,543

Materials — 2.7%
Other Securities	2.7		76,634

Telecommunication Services — 1.1%
AT&T	0.6	489,040	15,967
Other Securities	0.5		14,261

			30,228

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Concluded)

March 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 2.6%
Other Securities	2.6%		$74,121

Total Common Stock (Cost $2,048,373) ($ Thousands)			2,670,294

AFFILIATED PARTNERSHIP — 1.0%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	1.0	27,906,646	27,907

Total Affiliated Partnership (Cost $27,907) ($ Thousands)			27,907

CASH EQUIVALENTS — 4.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	4.6	128,624,068	128,624
Other Securities	0.2		6,300

Total Cash Equivalents (Cost $134,924) ($ Thousands)			134,924

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		6,607

Total U.S. Treasury Obligations (Cost $6,607) ($ Thousands)			6,607

Total Investments — 100.8% (Cost $2,217,811) ($ Thousands)			$2,839,732

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	549	Jun-2015	$621
S&P Mid 400 Index EMINI	50	Jun-2015	179

			$800

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,817,376 ($Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2015 (see note 10). The total market value of such securities on loan at March 31, 2015 was $26,772 ($Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see note 10). The total market value of such securities as of March 31, 2015 was $27,907 ($Thousands).

(C)	Security, or portion thereof, as been pledged as collateral on open future contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,670,294	$—	$—	$2,670,294
Affiliated Partnership	—	27,907	—	27,907
Cash Equivalents	134,924	—	—	134,924
U.S. Treasury Obligations	—	6,607	—	6,607

Total Investments in Securities	$2,805,218	$34,514	$—	$2,839,732

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$800	$—	$—	$800

Total Other Financial Instruments	$800	$—	$—	$800

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no Level 3 Investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund

March 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 96.0%‡

Consumer Discretionary — 10.3%
DIRECTV*	0.6%	114,800	$9,769
General Motors	1.2	481,784	18,067
Macy’s	0.7	166,370	10,799
Toyota Motor ADR (A)	1.2	133,100	18,620
Viacom, Cl B	0.7	147,350	10,064
Whirlpool	0.6	45,380	9,170
Other Securities	5.3		80,377

			156,866

Consumer Staples — 4.5%
Kroger	0.6	115,360	8,843
Other Securities	3.9		60,469

			69,312

Energy — 11.4%
BP ADR	0.6	247,400	9,676
Chevron	1.2	179,010	18,792
Cimarex Energy	0.5	72,100	8,298
Exxon Mobil	1.7	306,770	26,075
Halliburton	0.7	255,600	11,216
Marathon Petroleum	0.8	116,875	11,967
Tesoro	0.5	91,030	8,310
Valero Energy	0.7	158,670	10,095
Other Securities	4.7		69,141

			173,570

Financials — 26.5%
Allstate	1.0	210,540	14,984
American International Group	0.7	201,010	11,013
Bank of America	1.0	1,018,900	15,681
Berkshire Hathaway, Cl B*	0.6	61,928	8,937
Capital One Financial	0.6	112,950	8,903
Citigroup	2.8	821,160	42,306
Everest Re Group	0.7	61,090	10,630

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Hartford Financial Services Group	0.8%	277,950	$11,624
JPMorgan Chase	3.4	844,320	51,149
KKR (A)	0.6	378,100	8,624
Lincoln National	0.7	181,230	10,414
MetLife	1.4	413,500	20,902
PNC Financial Services Group	0.9	141,900	13,231
Travelers	0.6	92,110	9,960
Wells Fargo	1.7	464,100	25,247
Other Securities	9.0		140,835

			404,440

Health Care — 12.4%
Aetna, Cl A	0.8	111,970	11,928
Anthem	1.1	106,390	16,428
Cigna	0.6	65,360	8,460
Merck	0.7	180,200	10,358
Pfizer	2.3	1,013,800	35,270
United Therapeutics*	0.5	46,770	8,065
Other Securities	6.4		98,033

			188,542

Industrials — 10.1%
American Airlines Group	0.9	255,330	13,476
Delta Air Lines, Cl A	0.9	311,330	13,997
Eaton	0.6	147,500	10,021
General Electric	1.1	669,100	16,600
Northrop Grumman	0.7	66,380	10,684
Other Securities	5.9		89,254

			154,032

Information Technology — 10.0%
Cisco Systems	1.6	883,400	24,316
Hewlett-Packard	0.5	261,900	8,161
Intel	1.2	562,100	17,577
Western Digital	0.5	90,860	8,269
Other Securities	6.2		94,184

			152,507

Materials — 4.2%
Eastman Chemical	0.9	189,700	13,138
Other Securities	3.3		50,882

			64,020

Telecommunication Services — 3.1%
AT&T	1.1	510,900	16,681
China Mobile ADR	0.7	152,700	9,930
Verizon Communications	1.1	340,800	16,573
Other Securities	0.2		3,485

			46,669

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund (Concluded)

March 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.5%
American Electric Power	0.7%	183,280	$10,310
Other Securities	2.8		42,489

			52,799

Total Common Stock (Cost $1,175,488) ($ Thousands)			1,462,757

AFFILIATED PARTNERSHIP — 3.6%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	3.6	55,746,954	55,747

Total Affiliated Partnership (Cost $55,747) ($ Thousands)			55,747

CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	3.9	58,893,833	58,894

Total Cash Equivalent (Cost $58,894) ($ Thousands)			58,894

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		2,500

Total U.S. Treasury Obligations (Cost $2,500) ($ Thousands)			2,500

Total Investments — 103.7% (Cost $1,292,629) ($ Thousands)			$1,579,898

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index EMINI	1	Jun-2015	$—
S&P 500 Index EMINI	86	Jun-2015	122

			$122

For the period ended March 31, 2015, the total number of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,523,133 ($Thousands)

*	Non-income producing security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

**	Rate shown is the 7-day effective yield as of March 31, 2015.

††	Investment in Affiliated Security (see Note 6).

(A)	This Security or a partial position of this security is on loan at March 31, 2015 (see Note 10). The total market value of securities on loan at March 31, 2015 was $53,753 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan (see note 10). The total market value of such securities as of March 31, 2015 was $55,747 ($Thousands).

(C)	Security, or portion thereof, as been pledged as collateral on open future contracts.

ADR — American Depository Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,462,757	$—	$—	$1,462,757
Affiliated Partnership	—	55,747	—	55,747
U.S. Treasury Obligations	—	2,500	—	2,500
Cash Equivalent	58,894	—	—	58,894

Total Investments in Securities	$1,521,651	$58,247	$—	$1,579,898

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$122	$—	$—	$122

Total Other Financial Instruments	$122	$—	$—	$122

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund

March 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 97.4%‡

Consumer Discretionary — 14.5%
Amazon.com, Cl A*	1.1%	48,067	$17,886
L Brands	1.2	207,375	19,553
Liberty Media - Interactive, Cl A*	1.4	743,060	21,690
Liberty Ventures, Ser A*	0.0	12,600	529
Nike, Cl B	0.9	142,350	14,282
priceline.com*	0.9	11,689	13,608
Starbucks	1.3	221,029	20,931
TripAdvisor*	1.7	337,010	28,029
Other Securities	6.0		97,720

			234,228

Consumer Staples — 9.4%
Costco Wholesale	0.9	92,040	13,943
Estee Lauder, Cl A	1.1	217,144	18,058
Mead Johnson Nutrition, Cl A	1.2	185,398	18,638
Walgreens Boots Alliance	1.5	286,593	24,269
Whole Foods Market	1.2	366,743	19,100
Other Securities	3.5		57,128

			151,136

Energy — 4.1%
Kinder Morgan	0.8	297,800	12,525
Schlumberger, Cl A	0.8	153,538	12,811
Williams	0.9	280,075	14,169
Other Securities	1.6		26,203

			65,708

Financials — 6.5%
Charles Schwab	1.5	798,160	24,296
Crown Castle International†	1.2	236,550	19,525
IntercontinentalExchange Group	0.8	57,450	13,401
Other Securities	3.0		48,371

			105,593

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 16.7%
Actavis*	1.4%	77,177	$22,969
Bristol-Myers Squibb	0.8	204,583	13,196
Celgene, Cl A*	1.9	261,400	30,134
DaVita HealthCare Partners*	1.0	201,930	16,413
Express Scripts Holding*	1.7	321,572	27,903
Gilead Sciences*	0.9	142,921	14,025
Intuitive Surgical*	1.3	39,775	20,088
Novo Nordisk ADR	1.1	326,385	17,426
Valeant Pharmaceuticals International*	1.2	94,019	18,674
Other Securities	5.4		88,743

			269,571

Industrials — 11.2%
3M	0.9	89,400	14,746
Danaher, Cl A	1.3	242,925	20,624
Fastenal, Cl A (A)	0.8	324,380	13,441
Stericycle, Cl A*	1.5	172,387	24,208
Other Securities	6.7		106,960

			179,979

Information Technology — 31.5%
Amphenol, Cl A	1.5	410,047	24,164
Apple	2.6	336,738	41,900
Baidu ADR*	0.8	62,225	12,968
Cognizant Technology Solutions, Cl A*	1.0	252,853	15,775
eBay*	1.6	435,475	25,118
Electronic Arts*	1.0	273,250	16,071
Equinix†	1.4	93,680	21,813
Facebook, Cl A*	1.1	218,960	18,002
Genpact*	0.8	572,976	13,322
Google, Cl A*	1.2	36,045	19,994
Google, Cl C*	1.2	36,341	19,915
Intuit	0.9	155,305	15,058
MasterCard, Cl A	1.4	266,350	23,010
Microsoft	1.0	390,250	15,866
NXP Semiconductors*	0.9	150,360	15,090
Qualcomm	1.9	449,219	31,149
Salesforce.com*	1.0	250,049	16,706
Visa, Cl A	3.1	770,948	50,428
Other Securities	7.1		111,669

			508,018

Materials — 3.1%
Ecolab	1.5	206,208	23,586
Other Securities	1.6		27,163

			50,749

Telecommunication Services — 0.3%
Other Securities	0.3		4,722

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund (Concluded)

March 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 0.1%
Other Securities	0.1%		$2,083

Total Common Stock (Cost $1,171,759) ($ Thousands)			1,571,787

AFFILIATED PARTNERSHIP — 1.5%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	1.5	24,314,603	24,315

Total Affiliated Partnership (Cost $24,315) ($ Thousands)			24,315

CASH EQUIVALENTS — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	1.8	28,667,372	28,667
Other Securities	0.7		11,232

Total Cash Equivalents (Cost $39,899) ($ Thousands)			39,899

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		2,849

Total U.S. Treasury Obligations (Cost $2,850) ($ Thousands)			2,849

Total Investments — 101.6% (Cost $1,238,823) ($ Thousands)			$1,638,850

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index EMINI	26	Jun-2015	$97
S&P 500 Index EMINI	202	Jun-2015	285

			$382

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,613,479 ($Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2015.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2015 (see Note 10). The total market value of such securities on loan at March 31, 2015 was $23,659 ($ Thousands)
(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2015 was $24,315 ($Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open future contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

Ser — Series

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of inputs used as if March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,571,787	$—	$—	$1,571,787
Affiliated Partnership	—	24,315	—	24,315
Cash Equivalents	39,899	—	—	39,899
U.S. Treasury Obligations	—	2,849	—	2,849

Total Investments in Securities	$1,611,686	$27,164	$—	$1,638,850

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$382	$—	$—	$382

Total Other Financial Instruments	$382	$—	$—	$382

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no Level 3 Investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 93.8%

Consumer Discretionary — 13.1%
Amazon.com, Cl A*	0.6%	53,407	$19,873
Home Depot	0.5	160,728	18,260
L Brands	0.5	177,912	16,775
Liberty Media - Interactive, Cl A*	0.5	569,028	16,610
Nike, Cl B	0.7	236,598	23,738
TripAdvisor*	0.7	288,776	24,017
Other Securities	9.6		318,413

			437,686

Consumer Staples — 8.6%
Anheuser-Busch InBev ADR (A)	0.5	132,920	16,204
Costco Wholesale	0.9	190,219	28,817
CVS Health	0.8	260,343	26,870
Kroger	0.6	265,496	20,353
Mead Johnson Nutrition, Cl A	0.6	211,348	21,247
Walgreens Boots Alliance (A)	0.7	299,929	25,398
Other Securities	4.5		148,931

			287,820

Energy — 7.0%
Chevron	0.7	232,209	24,377
EOG Resources	0.6	220,434	20,212
Exxon Mobil	0.7	284,425	24,176
Valero Energy	0.5	277,986	17,686
Other Securities	4.5		147,030

			233,481

Financials — 14.5%
American International Group (A)	0.9	531,198	29,104
Citigroup	0.9	607,013	31,273
Crown Castle International†	0.8	321,932	26,572
Discover Financial Services	0.5	300,119	16,912
JPMorgan Chase	1.0	544,019	32,957
Wells Fargo	0.9	525,725	28,599
Other Securities	9.5		321,826

			487,243

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 16.4%
Actavis*	1.0%	109,461	$32,578
Amgen, Cl A	0.6	120,417	19,249
Anthem	0.7	143,581	22,170
Biogen*	0.8	64,586	27,271
Bristol-Myers Squibb	0.7	348,022	22,447
Celgene, Cl A*	1.2	336,014	38,736
Express Scripts Holding*	0.9	351,850	30,530
Gilead Sciences*	0.6	190,489	18,693
Humana	0.9	172,261	30,666
Johnson & Johnson	0.5	181,443	18,253
Pfizer	0.8	803,311	27,947
Shire ADR	0.6	84,071	20,117
Other Securities	7.1		241,843

			550,500

Industrials — 8.0%
Canadian Pacific Railway	0.6	116,068	21,206
Northrop Grumman	0.8	156,994	25,270
Other Securities	6.6		221,096

			267,572

Information Technology — 20.7%
Adobe Systems*	1.1	506,682	37,464
Apple	1.4	371,259	46,196
Applied Materials	0.7	1,075,100	24,254
Cognizant Technology Solutions, Cl A*	0.5	266,853	16,649
eBay*	0.7	379,498	21,889
Facebook, Cl A*	0.5	209,203	17,200
Google, Cl A*	0.7	43,087	23,900
Google, Cl C*	0.5	30,812	16,885
MasterCard, Cl A	1.3	505,598	43,679
Microsoft	1.1	933,147	37,937
Oracle, Cl B	0.5	382,668	16,512
Qualcomm	1.1	534,150	37,038
Visa, Cl A (A)	1.1	556,476	36,399
Western Digital	0.6	230,097	20,941
Other Securities	8.9		298,494

			695,437

Materials — 2.6%
Other Securities	2.6		88,774

Telecommunication Services — 0.6%
Other Securities	0.6		20,212

Utilities — 2.3%
Other Securities	2.3		75,413

Total Common Stock (Cost $1,826,790) ($ Thousands)			3,144,138

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund (Concluded)

March 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

RIGHTS — 0.0%
Other Securities	0.0%		$115

Total Rights (Cost $—) ($ Thousands)			115

AFFILIATED PARTNERSHIP — 1.5%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	1.5	49,579,515	49,580

Total Affiliated Partnership (Cost $49,580) ($ Thousands)			49,580

CASH EQUIVALENT — 5.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	5.8	194,469,779	194,470

Total Cash Equivalent (Cost $194,470) ($ Thousands)			194,470

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		7,801

Total U.S. Treasury Obligations (Cost $7,802) ($ Thousands)			7,801

Total Investments — 101.3% (Cost $2,078,642) ($ Thousands)			$3,396,104

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	882	Jun-2015	$1,082
S&P Mid 400 Index EMINI	80	Jun-2015	298

			$1,380

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $3,353,844 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2015 (see Note 10). The total market value of securities on loan at March 31, 2015 was $48,147 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2015 was $49,580 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,144,138	$—	$—	$3,144,138
Rights	—	115	—	115
Affiliated Partnership	—	49,580	—	49,580
Cash Equivalent	194,470	—	—	194,470
U.S. Treasury Obligations	—	7,801	—	7,801

Total Investments in Securities	$3,338,608	$57,496	$—	$3,396,104

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Appreciation	$1,380	$—	$—	$1,380

Total Other Financial Instruments	$1,380	$—	$—	$1,380

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period March 31, 2015, there were no level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund

March 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 99.0%

Consumer Discretionary — 12.5%
Amazon.com, Cl A*	0.8%	14,304	$5,322
Comcast, Cl A	0.8	95,448	5,390
Home Depot	0.8	49,509	5,625
McDonald’s	0.5	36,083	3,516
Walt Disney	0.9	58,744	6,162
Other Securities	8.7		60,505

			86,520

Consumer Staples — 9.6%
Altria Group	0.6	73,973	3,700
Coca-Cola	0.8	147,649	5,987
CVS Health	0.6	42,252	4,361
PepsiCo	0.8	55,707	5,327
Philip Morris International	0.6	58,187	4,383
Procter & Gamble	1.2	101,431	8,311
Wal-Mart Stores	0.7	59,361	4,883
Other Securities	4.3		29,659

			66,611

Energy — 7.9%
Chevron	1.1	70,600	7,412
Exxon Mobil	1.9	157,546	13,391
Schlumberger, Cl A	0.6	47,960	4,002
Other Securities	4.3		30,460

			55,265

Financials — 16.0%
Bank of America	0.9	395,245	6,083
Berkshire Hathaway, Cl B*	1.4	68,469	9,881
Citigroup	0.9	113,951	5,871
JPMorgan Chase	1.2	140,100	8,487
Wells Fargo	1.4	176,115	9,581
Other Securities	10.2		71,510

			111,413

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 14.8%
AbbVie	0.5%	59,868	$3,505
Actavis*	0.6	14,653	4,361
Amgen, Cl A	0.7	28,564	4,566
Biogen*	0.5	8,800	3,716
Bristol-Myers Squibb	0.6	62,492	4,031
Celgene, Cl A*	0.5	30,113	3,471
Gilead Sciences*	0.8	55,966	5,492
Johnson & Johnson	1.5	104,412	10,504
Medtronic	0.6	53,572	4,178
Merck	0.9	106,674	6,132
Pfizer	1.1	230,256	8,010
UnitedHealth Group	0.6	35,860	4,242
Other Securities	5.9		40,489

			102,697

Industrials — 10.3%
3M	0.6	23,891	3,941
Boeing	0.5	24,641	3,698
General Electric	1.3	378,104	9,381
Union Pacific	0.5	33,101	3,585
United Technologies	0.5	31,041	3,638
Other Securities	6.9		47,016

			71,259

Information Technology — 19.5%
Apple	3.9	218,782	27,223
Cisco Systems	0.8	191,761	5,278
Facebook, Cl A*	0.9	78,822	6,480
Google, Cl A*	0.9	10,767	5,973
Google, Cl C*	0.9	10,767	5,900
Intel	0.8	177,963	5,565
International Business Machines	0.8	34,546	5,545
Microsoft	1.8	308,189	12,529
Oracle, Cl B	0.7	120,423	5,196
Qualcomm	0.6	61,954	4,296
Visa, Cl A	0.7	72,918	4,770
Other Securities	6.7		46,500

			135,255

Materials — 3.1%
Other Securities	3.1		21,674

Telecommunication Services — 2.3%
AT&T	0.9	194,997	6,367
Verizon Communications	1.1	156,096	7,591
Other Securities	0.3		1,751

			15,709

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Concluded)

March 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.0%
Other Securities	3.0%		$20,891

Total Common Stock (Cost $362,334) ($ Thousands)			687,294

AFFILIATED PARTNERSHIP — 0.7%
SEI Liquidity Fund, L.P. 0.070%**† (B)	0.7	4,859,159	4,859

Total Affiliated Partnership (Cost $4,859) ($ Thousands)			4,859

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	1.6	11,414,893	11,415

Total Cash Equivalent (Cost $11,415) ($ Thousands)			11,415

U.S. TREASURY OBLIGATIONS (C) — 0.5%
Other Securities	0.5		3,310

Total U.S. Treasury Obligations (Cost $3,310) ($ Thousands)			3,310

Total Investments — 101.8% (Cost $381,918) ($ Thousands)			$706,878

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized (Depreciation) ($ Thousands)
S&P 500 Index EMINI	76	Jun-2015	$(25)

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $694,212 ($Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 30, 2015.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2015 (see Note 10). The total market value of securities on loan at March 31, 2015 was $4,677 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see note 10). The total market value of such securities as of March 31, 2015 was $4,859 ($Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$687,294	$—	$—	$687,294
Affiliated Partnership	—	4,859	—	4,859
Cash Equivalent	11,415	—	—	11,415
U.S. Treasury Obligations	—	3,310	—	3,310

Total Investments in Securities	$698,709	$8,196	$—	$706,878

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(25)	$—	$—	$(25)

Total Other Financial Instruments	$(25)	$—	$—	$(25)

*	Futures contracts are valued at unrealized depreciation on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

March 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 94.3%

Consumer Discretionary — 14.6%
Abercrombie & Fitch, Cl A (A)	0.4%	90,800	$2,001
Big Lots	0.4	47,168	2,265
Bright Horizons Family Solutions*	0.4	38,163	1,957
Burlington Stores*	0.3	30,928	1,838
Fiesta Restaurant Group*	0.3	30,270	1,846
Five Below*	0.4	55,678	1,980
Jack in the Box	0.4	24,994	2,397
La-Z-Boy, Cl Z	0.3	62,141	1,747
Marriott Vacations Worldwide	0.4	25,839	2,094
Pool	0.4	32,139	2,242
Vail Resorts	0.3	16,911	1,749
Other Securities	10.6		61,622

			83,738

Consumer Staples — 2.1%
Other Securities	2.1		12,304

Energy — 3.6%
PBF Energy, Cl A	0.3	50,500	1,713
Tidewater, Cl A (A)	0.3	100,200	1,918
Other Securities	3.0		16,994

			20,625

Financials — 18.0%
First Niagara Financial Group	0.4	232,200	2,053
Geo Group†	0.3	41,557	1,818
Highwoods Properties†	0.3	40,200	1,840
OFG Bancorp (A)	0.5	165,866	2,707
TCF Financial	0.3	120,585	1,896
Western Alliance Bancorp*	0.4	67,573	2,003
Other Securities	15.8		90,381

			102,698

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 17.3%
Acadia Healthcare, Cl A* (A)	0.6%	47,273	$3,385
Akorn*	0.4	48,609	2,309
Amsurg*	0.4	38,795	2,387
DexCom*	0.4	36,931	2,302
Greatbatch*	0.3	30,260	1,751
HealthSouth	0.4	53,624	2,379
Integra LifeSciences Holdings*	0.4	34,900	2,152
LDR Holding*	0.4	56,360	2,065
Other Securities	14.0		80,230

			98,960

Industrials — 14.4%
Atlas Air Worldwide Holdings*	0.3	42,796	1,841
Dycom Industries*	0.5	53,897	2,632
Hexcel, Cl A	0.3	37,374	1,922
Triumph Group	0.4	33,300	1,989
Other Securities	12.9		73,950

			82,334

Information Technology — 19.4%
Aspen Technology*	0.4	55,548	2,138
Blackbaud, Cl A	0.3	40,747	1,931
Cavium*	0.5	42,960	3,043
Dealertrack Technologies*	0.4	58,528	2,255
Entegris*	0.3	138,471	1,896
Envestnet*	0.4	39,182	2,197
Guidewire Software, Cl Z* (A)	0.3	33,353	1,755
Infoblox*	0.5	119,587	2,855
Intersil, Cl A	0.4	144,842	2,074
MAXIMUS	0.3	29,541	1,972
Mentor Graphics	0.3	74,002	1,778
OmniVision Technologies*	0.4	87,800	2,315
Proofpoint*	0.3	32,376	1,917
SPS Commerce*	0.3	27,256	1,829
Ultimate Software Group*	0.3	11,171	1,899
Other Securities	14.0		78,932

			110,786

Materials — 2.5%
Berry Plastics Group*	0.3	54,311	1,965
Other Securities	2.2		12,162

			14,127

Telecommunication Services — 0.5%
Other Securities	0.5		2,602

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Concluded)

March 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 1.9%
ALLETE	0.3%	34,003	$1,794
PNM Resources	0.3	61,861	1,806
Other Securities	1.3		7,380

			10,980

Total Common Stock (Cost $444,444) ($ Thousands)			539,154

EXCHANGE TRADED FUNDS — 0.4%
Other Securities	0.4		2,185

Total Exchange Traded Funds (Cost $2,093) ($ Thousands)			2,185

RIGHTS — 0.0%
Other Securities	0.0		—

Total Rights (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 6.9%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	6.9	39,269,182	39,269

Total Affiliated Partnership (Cost $39,269) ($ Thousands)			39,269

CASH EQUIVALENT — 5.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	5.3	30,029,177	30,029

Total Cash Equivalent (Cost $30,029) ($ Thousands)			30,029

U.S. TREASURY OBLIGATIONS (C) — 0.3%
Other Securities	0.3		1,836

Total U.S. Treasury Obligations (Cost $1,836) ($ Thousands)			1,836

Total Investments — 107.2% (Cost $517,671) ($ Thousands)			$612,473

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	143	Jun-2015	$483

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $571,449 ($Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2015 (see Note 7). The total market value of securities on loan at March 31, 2015 was $37,842 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan (see Note 7). The total market value of such securities as of March 31, 2015 was $39,269 ($Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$539,154	$—	$—	$539,154
Exchange Traded Funds	2,185	—	—	2,185
Rights	—	—	—	—
Affiliated Partnership	—	39,269	—	39,269
Cash Equivalent	30,029	—	—	30,029
U.S. Treasury Obligations	—	1,836	—	1,836

Total Investments in Securities	$571,368	$41,105	$—	$612,473

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$483	$—	$—	$483

Total Other Financial Instruments	$483	$—	$—	$483

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

March 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.3%‡

Consumer Discretionary — 11.2%
Big Lots	0.4%	31,745	$1,525
Matthews International, Cl A	0.4	33,320	1,716
MDC Partners, Cl A	0.4	53,800	1,525
Vail Resorts	0.4	15,889	1,643
Wolverine World Wide	0.4	45,155	1,510
Other Securities	9.2		36,140

			44,059

Consumer Staples — 2.6%
SpartanNash	0.5	58,865	1,858
Other Securities	2.1		8,274

			10,132

Energy — 4.0%
Scorpio Tankers (A)	0.4	183,900	1,732
Superior Energy Services	0.4	64,235	1,435
Other Securities	3.2		12,638

			15,805

Financials — 35.8%
Brandywine Realty Trust†	0.5	110,005	1,758
Central Pacific Financial	0.4	69,700	1,601
CNO Financial Group	0.7	168,120	2,895
Eagle Bancorp*	0.5	50,306	1,932
Education Realty Trust†	0.4	42,699	1,511
Employers Holdings	0.5	74,420	2,009
Fulton Financial	0.5	144,560	1,784
GEO Group†	0.4	36,800	1,610
Hanover Insurance Group, Cl A	1.1	61,828	4,488
Highwoods Properties†	0.4	33,110	1,516
IBERIABANK	0.6	34,968	2,204
Investors Bancorp	0.5	178,684	2,094
PacWest Bancorp	0.5	38,016	1,783
Popular*	0.5	61,700	2,122
StanCorp Financial Group	0.4	21,625	1,483

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

TCF Financial	0.5%	122,010	$1,918
Webster Financial	0.5	57,130	2,117
Western Alliance Bancorp*	0.5	67,705	2,007
Wintrust Financial	0.4	31,605	1,507
Other Securities	26.0		102,919

			141,258

Health Care — 5.9%
Accuray* (A)	0.4	170,500	1,586
Amsurg*	0.6	37,987	2,337
Greatbatch*	0.4	24,770	1,433
HealthSouth	0.4	36,300	1,610
Prestige Brands Holdings, Cl A*	0.4	36,778	1,577
Other Securities	3.7		14,715

			23,258

Industrials — 15.8%
Barnes Group	0.5	48,340	1,957
Curtiss-Wright	0.7	38,929	2,878
EMCOR Group	0.4	33,291	1,547
G&K Services	0.4	22,171	1,608
Great Lakes Dredge & Dock*	0.4	279,800	1,682
Huron Consulting Group*	0.4	24,998	1,654
Kadant	0.4	33,737	1,775
Tutor Perini*	0.5	86,500	2,020
Other Securities	12.1		47,358

			62,479

Information Technology — 11.6%
Belden	0.4	15,566	1,456
Cadence Design Systems*	0.4	81,651	1,506
Mentor Graphics	0.4	59,540	1,431
Other Securities	10.4		41,422

			45,815

Materials — 3.8%
Berry Plastics Group*	0.4	46,399	1,679
Sensient Technologies	0.6	34,146	2,352
Other Securities	2.8		11,082

			15,113

Telecommunication Services — 0.5%
Other Securities	0.5		2,089

Utilities — 4.1%
ALLETE	0.5	36,960	1,950
PNM Resources	0.6	78,110	2,281
Portland General Electric (A)	0.9	91,532	3,395
UIL Holdings	0.5	35,885	1,845
Other Securities	1.6		6,828

			16,299

Total Common Stock (Cost $317,187) ($ Thousands)			376,307

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund (Concluded)

March 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS — 0.8%
iShares Russell 2000 ETF (A)	0.4%	12,748	$1,585
Other Securities	0.4		1,424

Total Exchange Traded Funds (Cost $2,503) ($ Thousands)			3,009

AFFILIATED PARTNERSHIP — 5.7%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	5.7	22,692,422	22,692

Total Affiliated Partnership (Cost $22,692) ($ Thousands)			22,692

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	3.8	15,188,549	15,189

Total Cash Equivalent (Cost $15,189) ($ Thousands)			15,189

U.S. TREASURY OBLIGATIONS (C) — 0.3%
Other Securities	0.3		1,100

Total U.S. Treasury Obligations (Cost $1,100) ($ Thousands)			1,100

Total Investments — 105.9% (Cost $358,671) ($ Thousands)			$418,297

The open futures contracts held by the Fund at March 31, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	80	Jun-2015	$309

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $394,920 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 3).

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This Security or a partial position of this security is on loan at March 31, 2015 (see Note 10). The total market value of securities on loan at March 31, 2015 was $21,791 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan (see note 10). The total market value of such securities as of March 31, 2015 was $22,692 ($Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

ETF — Exchange Traded Fund

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$376,307	$—	$—	$376,307
Exchange Traded Funds	3,009	—	—	3,009
Affiliated Partnership	—	22,692	—	22,692
Cash Equivalent	15,189	—	—	15,189
U.S. Treasury Obligations	—	1,100	—	1,100

Total Investments in Securities	$394,505	$23,792	$—	$418,297

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$309	$—	$—	$309

Total Other Financial Instruments	$309	$—	$—	$309

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

14	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

March 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.1%‡

Consumer Discretionary — 16.3%
2U*	0.6%	88,881	$2,274
Carter’s	0.4	14,722	1,361
Fiesta Restaurant Group*	0.4	23,493	1,433
Five Below*	0.6	64,243	2,285
Jack in the Box	0.5	20,130	1,931
National CineMedia	0.5	120,060	1,813
Pool	0.4	21,581	1,506
Wolverine World Wide (A)	0.6	63,803	2,134
Other Securities	12.3		45,626

			60,363

Consumer Staples — 2.1%
Other Securities	2.1		7,751

Energy — 3.0%
Other Securities	3.0		10,862

Financials — 6.0%
Bank of the Ozarks (A)	0.4	40,523	1,496
Financial Engines (A)	0.4	34,123	1,427
Other Securities	5.2		18,950

			21,873

Health Care — 25.2%‡
Acadia Healthcare, Cl A* (A)	1.0	51,789	3,708
Akorn* (A)	0.5	36,926	1,754
Cambrex*	0.4	34,533	1,369
DexCom*	0.6	35,086	2,187
HealthSouth	0.4	31,729	1,407
Isis Pharmaceuticals* (A)	0.5	28,936	1,842
LDR Holding*	0.5	53,626	1,965
Nevro*	0.4	26,821	1,286
Puma Biotechnology*	0.5	7,340	1,733
Receptos*	0.5	11,233	1,852
Other Securities	19.9		73,714

			92,817

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Industrials — 16.3%
Acuity Brands	0.4%	8,778	$1,476
Carlisle	0.4	16,790	1,555
Clean Harbors* (A)	0.5	35,520	2,017
Corporate Executive Board	0.6	26,167	2,090
Dycom Industries*	0.4	30,720	1,500
H&E Equipment Services	0.3	52,297	1,307
Heico, Cl A	0.4	28,385	1,406
Heritage-Crystal Clean*	0.4	127,334	1,490
Hexcel, Cl A	0.6	39,107	2,011
Middleby*	0.4	14,907	1,530
Trex*	0.4	27,404	1,494
Other Securities	11.5		42,448

			60,324

Information Technology — 25.2%
Aspen Technology*	0.5	49,867	1,919
Cavium*	0.8	43,473	3,079
CoStar Group*	0.4	7,809	1,545
Dealertrack Technologies*	0.6	53,780	2,072
Demandware* (A)	0.4	22,690	1,382
Envestnet*	0.6	42,154	2,364
Euronet Worldwide*	0.5	31,905	1,874
Fortinet*	0.4	43,957	1,536
Guidewire Software, Cl Z* (A)	0.6	40,463	2,129
Infoblox*	0.6	90,773	2,167
MAXIMUS	0.5	25,781	1,721
Monolithic Power Systems	0.4	29,147	1,535
Proofpoint*	0.6	36,553	2,165
Qorvo*	0.6	29,424	2,345
SolarWinds*	0.6	45,446	2,329
SPS Commerce*	0.5	28,242	1,895
Tableau Software, Cl A*	0.5	18,371	1,700
Ultimate Software Group*	0.4	8,426	1,432
Other Securities	15.7		57,793

			92,982

Materials — 2.3%
Other Securities	2.3		8,199

Telecommunication Services — 0.6%
RingCentral, Cl A* (A)	0.4	99,135	1,520
Other Securities	0.2		857

			2,377

Utilities — 0.1%
Other Securities	0.1		404

Total Common Stock (Cost $313,954) ($ Thousands)			357,952

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Concluded)

March 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.2%
Other Securities	0.2%		$915

Total Exchange Traded Fund (Cost $903) ($ Thousands)			915

PREFERRED STOCK — 0.0%
Other Securities	0.0		65

Total Preferred Stock (Cost $105) ($ Thousands)			65

RIGHTS — 0.0%
Other Securities	0.0		—

Total Rights (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 11.6%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	11.6	42,956,281	42,956

Total Affiliated Partnership (Cost $42,956) ($ Thousands)			42,956

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	2.8	10,240,255	10,240

Total Cash Equivalent (Cost $10,240) ($ Thousands)			10,240

U.S. TREASURY OBLIGATIONS (C) — 0.3%
Other Securities	0.3		950

Total U.S. Treasury Obligations (Cost $950) ($ Thousands)			950

Total Investments — 112.0% (Cost $369,108) ($ Thousands)			$413,078

The open futures contracts held by the Fund at March 31, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-M INI	10	Jun-2015	$35

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $368,828 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2015.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

††	Investment in Affiliated Security (see Note 3).

(A)	This Security or a partial position of this security is on loan at March 31, 2015 (see Note 7). The total market value of securities on loan at March 31, 2015 was $40,093 ($ Thousands)
(B)	This security was purchased with cash collateral held from securities on loan (see note 7). The total market value of such securities as of March 31, 2015 was $42,956 ($Thousands).
(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$357,891	$—	$61	$357,952
Exchange Traded Fund	915	—	—	915
Preferred Stock	—	65	—	65
Rights	—	—	—	—
Affiliated Partnership	—	42,956	—	42,956
Cash Equivalent	10,240	—	—	10,240
U.S. Treasury Obligations	—	950	—	950

Total Investments in Securities	$369,046	$43,971	$61	$413,078

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized appreciation	$35	$—	$—	$35

Total Other Financial Instruments	$35	$—	$—	$35

*	Futures contracts are valued at unrealized appreciation on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

16	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.9%

Consumer Discretionary — 13.3%
Big Lots	0.3%	35,551	$1,707
Brunswick	0.3	43,408	2,233
Penn National Gaming*	0.4	148,358	2,323
Sally Beauty Holdings*	0.3	62,468	2,147
Other Securities	12.0		80,041

			88,451

Consumer Staples — 3.1%
Other Securities	3.1		20,686

Energy — 3.2%
PBF Energy, Cl A	0.3	56,660	1,922
Other Securities	2.9		19,252

			21,174

Financials — 19.1%
CNO Financial Group	0.3	105,066	1,809
East West Bancorp	0.3	49,395	1,999
First Niagara Financial Group	0.3	193,795	1,713
Hanover Insurance Group, Cl A	0.5	40,984	2,975
PacWest Bancorp	0.5	74,451	3,491
Pebblebrook Hotel Trust†	0.3	47,337	2,205
TCF Financial	0.3	132,731	2,087
Western Alliance Bancorp*	0.3	70,979	2,104
Other Securities	16.3		107,889

			126,272

Health Care — 15.5%
Acadia Healthcare, Cl A*	0.6	54,196	3,880
Akorn*	0.6	82,788	3,933
Amsurg*	0.3	34,469	2,121
Charles River Laboratories International*	0.4	29,906	2,371
Greatbatch*	0.3	31,203	1,805

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Net, Cl A*	0.3%	28,410	$1,719
Humana	0.3	11,175	1,989
Isis Pharmaceuticals* (A)	0.3	26,940	1,715
Jazz Pharmaceuticals*	0.4	13,364	2,309
MEDNAX*	0.3	27,690	2,008
Team Health Holdings*	0.4	46,665	2,730
TESARO*	0.3	29,683	1,704
United Therapeutics*	0.3	10,414	1,796
Other Securities	10.7		72,435

			102,515

Industrials — 14.1%
Acuity Brands	0.3	11,976	2,014
Carlisle	0.3	24,197	2,241
Curtiss-Wright	0.3	29,201	2,159
EMCOR Group	0.3	42,960	1,996
G&K Services	0.3	26,335	1,910
Hexcel, Cl A (A)	0.3	38,441	1,977
Middleby*	0.3	18,565	1,906
Moog, Cl A*	0.3	23,071	1,732
Regal-Beloit	0.3	22,673	1,812
Other Securities	11.4		75,951

			93,698

Information Technology — 17.1%
Belden	0.3	20,653	1,932
Cadence Design Systems*	0.6	196,641	3,626
CoStar Group*	0.4	13,719	2,714
Electronic Arts*	0.3	30,159	1,774
j2 Global	0.3	32,545	2,137
LogMeIn*	0.3	35,792	2,004
Palo Alto Networks*	0.3	13,214	1,930
PTC*	0.4	74,811	2,706
SolarWinds*	0.3	38,985	1,998
Ultimate Software Group*	0.3	10,428	1,772
Zebra Technologies, Cl A*	0.3	19,739	1,791
Other Securities	13.3		88,587

			112,971

Materials — 4.7%
PolyOne	0.5	78,604	2,936
Sensient Technologies	0.3	30,569	2,106
Silgan Holdings	0.4	46,881	2,725
Other Securities	3.5		23,476

			31,243

Telecommunication Services — 0.5%
Other Securities	0.5		3,200

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Concluded)

March 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.3%
Portland General Electric	0.6%	100,050	$3,711
Other Securities	2.7		18,113

			21,824

Total Common Stock (Cost $417,230) ($ Thousands)			622,034

EXCHANGE TRADED FUND — 0.2%
Other Securities	0.2		1,009

Total Exchange Traded Fund (Cost $613) ($ Thousands)			1,009

RIGHTS — 0.0%
Other Securities	0.0		12

Total Rights (Cost $–) ($ Thousands)			12

WARRANT — 0.0%
Other Securities	0.0		—

Total Warrant (Cost $–) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 8.1%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	8.1	53,582,303	53,582

Total Affiliated Partnership (Cost $53,582) ($ Thousands)			53,582

CASH EQUIVALENT — 5.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	5.7	37,844,702	37,845

Total Cash Equivalent (Cost $37,845) ($ Thousands)			37,845

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		1,400

Total U.S. Treasury Obligations (Cost $1,400) ($ Thousands)			1,400

Total Investments — 108.1% (Cost $510,670) ($ Thousands)			$715,882

The open futures contracts held by the Fund at March 31, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	92	Jun-2015	$323
S&P M id 400 Index E-MINI	80	Jun-2015	303

			$626

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $662,429 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 3).

(A)	This Security or a partial position of this security is on loan at March 31, 2015 (see Note 7). The total market value of securities on loan at March 31, 2015 was $52,082 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan (see note 7). The total market value of such securities as of March 31, 2015 was $53,582 ($Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$621,118	$916	$—	$622,034
Exchange Traded Fund	1,009	—	—	1,009
Rights	12	—	—	12
Warrant	—	—	—	—
Affiliated Partnership	—	53,582	—	53,582
Cash Equivalent	37,845	—	—	37,845
U.S. Treasury Obligations	—	1,400	—	1,400

Total Investments in Securities	$659,984	$55,898	$—	$715,882

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized appreciation	$626	$—	$—	$626

Total Other Financial Instruments	$626	$—	$—	$626

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund

March 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 94.0%

Consumer Discretionary — 15.1%
Bed Bath & Beyond*	0.7%	7,800	$599
Chipotle Mexican Grill, Cl A*	0.7	1,010	657
Darden Restaurants	0.7	8,900	617
Foot Locker, Cl A	0.7	10,000	630
Gap	0.7	13,900	602
Kohl’s	0.7	8,483	664
Michael Kors Holdings*	0.7	9,300	611
Ross Stores	0.9	7,500	790
Ulta Salon Cosmetics & Fragrance*	0.7	4,100	619
Other Securities	8.6		7,585

			13,374

Consumer Staples — 4.7%
ConAgra Foods	0.7	18,200	665
Kroger	0.9	11,000	843
Monster Beverage*	0.9	5,600	775
Other Securities	2.2		1,905

			4,188

Energy — 5.0%
EQT	0.7	7,400	613
HollyFrontier	0.7	15,400	620
Oneok	0.7	12,400	598
Other Securities	2.9		2,624

			4,455

Financials — 18.2%
CBRE Group, Cl A*	0.7	16,600	643
Crown Castle International†	0.9	9,500	784
Fifth Third Bancorp	0.7	35,100	662
HCP†	0.8	15,600	674
Host Hotels & Resorts†	0.7	29,000	585
Invesco	0.8	17,200	683
Jones Lang LaSalle	0.7	3,460	589
KeyCorp	0.7	43,800	620
ProLogis†	0.7	15,100	658

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Regions Financial	0.7%	64,500	$609
Other Securities	10.8		9,666

			16,173

Health Care — 12.9%
AmerisourceBergen	0.9	7,300	830
Boston Scientific*	0.9	46,700	829
C.R. Bard	0.7	3,500	586
Cardinal Health	0.9	9,200	831
Cerner*	0.8	10,300	755
Edwards Lifesciences, Cl A*	0.8	4,800	684
Illumina*	0.8	4,010	745
Intuitive Surgical*	0.7	1,240	626
Mylan*	0.9	13,200	783
Quest Diagnostics	0.7	7,800	600
Other Securities	4.8		4,217

			11,486

Industrials — 10.6%
Acuity Brands	0.6	3,500	588
Alaska Air Group	0.6	8,700	576
Parker-Hannifin, Cl A	0.7	5,600	665
Southwest Airlines, Cl A	1.0	19,500	864
Other Securities	7.7		6,743

			9,436

Information Technology — 15.3%
Avago Technologies, Cl A	1.1	7,400	940
Broadcom, Cl A	0.8	17,200	745
Citrix Systems*	0.7	9,200	588
Intuit	0.7	6,300	611
Skyworks Solutions	0.9	8,000	786
Other Securities	11.1		9,896

			13,566

Materials — 5.8%
Sherwin-Williams, Cl A	0.9	2,630	748
Vulcan Materials	0.7	6,900	582
Other Securities	4.2		3,803

			5,133

Utilities — 6.4%
Consolidated Edison	0.6	9,600	586
Entergy	0.7	8,100	628
PPL	0.8	22,200	747
Public Service Enterprise Group	0.8	16,300	683
Other Securities	3.5		3,046

			5,690

Total Common Stock (Cost $73,404) ($ Thousands)			83,501

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund (Concluded)

March 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.8%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	0.8%	694,257	$694

Total Affiliated Partnership (Cost $694) ($ Thousands)			694

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	0.9	782,954	783

Total Cash Equivalent (Cost $783) ($ Thousands)			783

U.S. TREASURY OBLIGATIONS (C) — 0.5%
Other Securities	0.5		494

Total U.S. Treasury Obligations (Cost $494) ($ Thousands)			494

Total Investments — 96.2% (Cost $75,375) ($ Thousands)			$85,472

The open futures contracts held by the Fund at March 31, 2015, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P M id 400 Index E-M INI	16	Jun-2015	$21

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $88,841 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2015 (see Note 10). The total market value of such securities on loan at March 31, 2015 was $676 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see note 10). The total market value of such securities as of March 31, 2015 was $694 ($Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

Ser — Series

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$83,501	$—	$—	$83,501
Affiliated Partnership	—	694	—	694
Cash Equivalent	783	—	—	783
U.S. Treasury Obligations	—	494	—	494

Total Investments in Securities	$84,284	$1,188	$—	$85,472

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$21	$—	$—	$21

Total Other Financial Instruments	$21	$—	$—	$21

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

March 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.7%

Consumer Discretionary — 11.1%
Aramark	0.7%	299,386	$9,470
DIRECTV*	0.6	101,200	8,612
Kohl’s	1.0	178,977	14,005
Panera Bread, Cl A*	0.7	62,811	10,050
Target, Cl A	0.9	153,869	12,628
Other Securities	7.2		102,010

			156,775

Consumer Staples — 19.4%
Altria Group	1.4	388,202	19,418
Bunge	0.9	159,981	13,176
Clorox	1.1	141,248	15,592
Coca-Cola	0.8	287,382	11,653
Costco Wholesale	1.0	92,621	14,032
Dr Pepper Snapple Group	0.7	125,513	9,850
General Mills, Cl A	1.1	263,699	14,925
Kimberly-Clark	0.6	76,573	8,202
Kroger	1.5	284,817	21,834
PepsiCo	1.1	156,279	14,943
Procter & Gamble	0.8	140,927	11,548
Tyson Foods, Cl A	0.6	239,244	9,163
Wal-Mart Stores	1.5	262,395	21,582
Other Securities	6.3		87,726

			273,644

Energy — 1.4%
Other Securities	1.4		19,538

Financials — 18.3%
Allstate	0.6	109,500	7,793
Annaly Capital Management†	0.6	776,721	8,078
Axis Capital Holdings	0.7	180,840	9,328
Everest Re Group	1.2	96,343	16,764
PartnerRe	1.1	140,344	16,046
RenaissanceRe Holdings	0.8	111,395	11,109

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Travelers	1.0%	135,767	$14,680
Two Harbors Investment†	0.6	798,165	8,476
Validus Holdings	0.8	264,792	11,148
Other Securities	10.9		153,752

			257,174

Health Care — 16.2%
AmerisourceBergen	0.9	110,067	12,511
Anthem	0.6	52,330	8,080
Baxter International	0.6	118,800	8,138
Cardinal Health	1.1	172,723	15,592
Eli Lilly	0.8	165,489	12,023
Express Scripts Holding*	0.7	109,703	9,519
Humana	0.6	46,261	8,235
Johnson & Johnson	1.7	235,684	23,710
Merck	1.0	254,088	14,605
Pfizer	0.9	374,200	13,018
Quest Diagnostics	0.9	167,754	12,892
Other Securities	6.4		89,563

			227,886

Industrials — 3.5%
Lockheed Martin	1.1	75,693	15,363
Other Securities	2.4		34,295

			49,658

Information Technology — 10.0%
Amdocs	1.3	329,640	17,932
International Business Machines	1.6	142,637	22,893
Other Securities	7.1		100,396

			141,221

Materials — 1.5%
Other Securities	1.5		21,313

Telecommunication Services — 5.2%
AT&T	1.4	596,909	19,489
Verizon Communications	1.5	437,680	21,284
Other Securities	2.3		31,730

			72,503

Utilities — 9.1%
American Electric Power	0.6	158,080	8,892
Consolidated Edison	0.8	192,764	11,759
Edison International	0.9	204,256	12,760
Entergy	1.2	218,497	16,931
PG&E	0.9	225,940	11,991
Portland General Electric	0.6	242,718	9,002
Southern	0.9	282,299	12,500
Other Securities	3.2		44,129

			127,964

Total Common Stock (Cost $1,125,314) ($ Thousands)			1,347,676

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	21

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Concluded)

March 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	4.0%	56,094,361	$56,094

Total Cash Equivalent (Cost $56,094) ($ Thousands)			56,094

U.S. TREASURY OBLIGATIONS (A) — 0.1%
Other Securities	0.1		2,069

Total U.S. Treasury Obligations (Cost $2,069) ($ Thousands)			2,069

Total Investments — 99.8% (Cost $1,183,477) ($ Thousands)			$1,405,839

The open futures contracts held by the Fund at March 31, 2015, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EM INI	385	Jun-2015	$463

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,408,413 ($ Thousands).

*	Non-income producing security.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2015 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,347,676	$—	$—	$1,347,676
U.S. Treasury Obligations	—	2,069	—	2,069
Cash Equivalent	56,094	—	—	56,094

Total Investments in Securities	$1,403,770	$2,069	$—	$1,405,839

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$463	$—	$—	$463

Total Other Financial Instruments	$463	$—	$—	$463

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

22	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

March 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.2%

Australia — 6.3%
Amcor	0.6%	1,192,139	$12,787
Wesfarmers	0.7	446,439	14,993
Other Securities	5.0		99,260

			127,040

Austria — 0.3%
Other Securities	0.3		6,968

			6,968

Belgium — 0.7%
Other Securities	0.7		13,478

			13,478

Canada — 11.7%
Canadian Imperial Bank of Commerce	0.9	246,500	17,871
Canadian Tire, Cl A	1.0	206,800	21,069
Fortis	0.7	453,700	13,821
Metro, Cl A	0.7	542,900	14,712
Other Securities	8.4		170,316

			237,789

China — 0.1%
Other Securities	0.1		2,049

			2,049

Denmark — 0.9%
Other Securities	0.9		18,777

			18,777

Finland — 0.1%
Other Securities	0.1		1,970

			1,970

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

France — 0.3%
Other Securities	0.3%		$5,577

			5,577

Germany — 1.4%
Other Securities	1.4		29,212

			29,212

Guernsey — 0.6%
Amdocs	0.6	238,188	12,957

			12,957

Hong Kong — 3.8%
CLP Holdings, Cl B	0.9	2,129,000	18,604
Other Securities	2.9		57,774

			76,378

Ireland — 0.1%
Other Securities	0.1		1,489

			1,489

Israel — 1.2%
Teva Pharmaceutical Industries	0.7	222,091	13,940
Other Securities	0.5		10,973

			24,913

Italy — 0.2%
Other Securities	0.2		3,036

			3,036

Japan — 6.9%
Canon	0.6	352,000	12,469
Kewpie	0.7	577,000	14,068
Other Securities	5.6		112,693

			139,230

Jersey — 0.1%
Other Securities	0.1		1,434

			1,434

Luxembourg — 0.1%
Other Securities	0.1		2,509

			2,509

Netherlands — 1.2%
Koninklijke Ahold	0.6	572,160	11,276
Other Securities	0.6		13,603

			24,879

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	23

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

March 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

New Zealand — 1.4%
Other Securities	1.4%		$27,728

			27,728

Norway — 1.8%
Telenor	0.6	559,444	11,308
Other Securities	1.2		25,104

			36,412

Portugal — 0.5%
Other Securities	0.5		10,502

			10,502

Singapore — 2.4%
Other Securities	2.4		49,030

			49,030

Spain — 1.7%
Cia de Distribucion Integral Logista Holdings	0.0	12,719	274
Other Securities	1.7		34,429

			34,703

Sweden — 2.0%
Hennes & Mauritz, Cl B	0.6	281,375	11,403
Other Securities	1.4		28,439

			39,842

Switzerland — 2.8%
Galenica	0.6	13,925	12,186
Swisscom	0.8	26,047	15,138
Other Securities	1.4		29,963

			57,287

United Kingdom — 7.5%
GlaxoSmithKline	0.6	514,922	11,817
Imperial Tobacco Group	1.1	515,896	22,692
Next, Cl A	1.0	201,118	20,974
SSE	1.0	913,694	20,319
Unilever	0.7	355,232	14,845
Other Securities	3.1		61,145

			151,792

United States — 36.1%
Altria Group	1.0	386,421	19,329
AmerisourceBergen	0.7	121,295	13,788
Annaly Capital Management†	0.6	1,129,672	11,749
AT&T	1.3	805,486	26,299
Autozone*	0.7	22,267	15,190

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Bunge	0.9%	213,467	$17,581
CACI International, Cl A*	0.6	125,490	11,284
Church & Dwight	0.6	150,767	12,879
Cigna	0.6	101,128	13,090
Clorox	1.5	283,763	31,325
Colgate-Palmolive	0.6	162,349	11,257
Dollar General	0.7	176,048	13,270
DST Systems	0.6	102,790	11,380
Edwards Lifesciences, Cl A*	0.8	112,589	16,039
Energizer Holdings	0.6	85,056	11,742
Entergy	0.8	201,782	15,636
General Mills, Cl A	0.6	208,668	11,810
Harris	0.6	157,286	12,388
Henry Schein*	0.6	87,585	12,229
Hill-Rom Holdings	0.6	240,790	11,799
Jack Henry & Associates	0.6	179,197	12,524
Johnson & Johnson	1.3	270,527	27,215
Kimberly-Clark	0.8	146,468	15,688
McDonald’s	0.8	174,110	16,965
Omnicare	0.7	192,463	14,831
PepsiCo	0.6	130,025	12,433
Procter & Gamble	1.2	300,745	24,643
Southern	0.6	291,089	12,890
Other Securities	14.5		295,646

			732,899

Total Common Stock (Cost $1,723,536) ($ Thousands)			1,869,880

PREFERRED STOCK — 0.6%

Germany — 0.6%
Henkel & KGaA	0.6	107,952	12,701

Total Preferred Stock (Cost $11,765) ($ Thousands)			12,701

RIGHT — 0.0%
Other Securities	0.0		124

Total Right (Cost $—) ($ Thousands)			124

CASH EQUIVALENT — 5.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	5.8%	116,759,583	116,760

Total Cash Equivalent (Cost $116,760) ($ Thousands)			116,760

24	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)

TIME DEPOSITS — 0.5%
Brown Brothers Harriman
2.950%, 4/01/2015	0.0%	NZD	45	$33
1.462%, 4/01/2015	0.0	AUD	337	258
0.350%, 4/01/2015	0.0	NOK	289	36
0.100%, 4/01/2015	0.0	CAD	139	110
0.030%, 4/01/2015	0.5		9,030	9,030
0.005%, 4/01/2015	0.0	SGD	1,016	741
0.005%, 4/01/2015	0.0	JPY	30,672	256
0.005%, 4/01/2015	0.0	HKD	1,973	255
(0.100)%, 4/01/2015	0.0	DKK	458	66

Total Time Deposits (Cost $10,785) ($ Thousands)				10,785

U.S. TREASURY OBLIGATIONS (A) — 0.4%
Other Securities	0.4			7,082

Total U.S. Treasury Obligations (Cost $7,081) ($ Thousands)				7,082

Total Investments — 99.5% (Cost $1,869,927) ($ Thousands)				$2,017,332

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	308	Jun-2015	$152
FTSE 100 Index	91	Jun-2015	(191)
Hang Seng Index	12	Apr-2015	41
S&P 500 Index EMINI	487	Jun-2015	626
SPI 200 Index	35	Jun-2015	37
Topix Index	59	Jun-2015	64

			$729

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/28/15	AUD	94,046	USD	73,725	$2,005
4/28/15	CAD	157,320	USD	125,656	1,461
4/28/15	CHF	26,470	USD	27,647	353
4/28/15	DKK	73,793	USD	10,859	239
4/28/15	EUR	72,515	USD	79,672	1,770
4/28/15	GBP	62,285	USD	92,894	461
4/28/15	HKD	337,228	USD	43,478	(17)
4/28/15	JPY	8,238,656	USD	69,030	295
4/28/15	NOK	165,904	USD	21,153	577
4/28/15	NZD	21,179	USD	16,121	285
4/28/15	SEK	211,894	USD	25,008	422
4/28/15	SGD	52,206	USD	38,141	97
4/28/15	USD	625	AUD	799	(16)
4/28/15	USD	1,709	CAD	2,132	(26)
4/28/15	USD	257	CHF	247	(3)
4/28/15	USD	118	DKK	804	(2)
4/28/15	USD	915	EUR	836	(17)

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/28/15	USD	1,324	GBP	891	$(1)
4/28/15	USD	566	HKD	4,386	—
4/28/15	USD	1,217	JPY	144,845	(8)
4/28/15	USD	215	NOK	1,694	(5)
4/28/15	USD	86	NZD	113	(1)
4/28/15	USD	167	SEK	1,429	(2)
4/28/15	USD	484	SGD	663	(1)

					$7,866

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	(623,119)	630,985	$7,866

For the period ended March 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $2,028,271 ($Thousands)

(1)	In U.S. Dollars unless otherwise indicated.
*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated security (see Note 6).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AUD — Australia Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Denmark Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Sweden Krone

SGD — Singapore Dollar

SPI — Swiss Performance Index

USD — U.S. Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	25

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Concluded)

March 31, 2015

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,858,198	$11,682	$—	$1,869,880
Preferred Stock	12,701	—	—	12,701
Right	124	—	—	124
Cash Equivalent	116,760	—	—	116,760
Time Deposits	—	10,785	—	10,785
U.S. Treasury Obligations	—	7,082	—	7,082

Total Investments in Securities	$1,987,783	$29,549	$—	$2,017,332

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$920	$—	$—	$920
Unrealized Depreciation	(191)	—	—	(191)
Forwards Contracts*
Unrealized Appreciation	—	7,965	—	7,965
Unrealized Depreciation	—	(99)	—	(99)

Total Other Financial Instruments	$729	$7,866	$—	$8,595

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

26	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund

March 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.9%

Consumer Discretionary — 7.8%
DIRECTV*	0.7%	70,300	$5,982
Kohl’s	0.6	69,100	5,407
McDonald’s	0.6	53,138	5,178
Target, Cl A	0.7	82,101	6,738
Other Securities	5.2		45,824

			69,129

Consumer Staples — 18.9%
Altria Group	1.3	229,214	11,465
Church & Dwight	0.8	80,204	6,851
Clorox	0.7	58,347	6,441
Coca-Cola	0.6	128,546	5,212
Costco Wholesale	1.0	58,129	8,806
Hershey	0.8	68,589	6,921
Hormel Foods	0.7	107,711	6,123
Kellogg	0.7	97,347	6,420
Kroger	1.1	122,716	9,407
Lorillard	0.8	108,303	7,078
PepsiCo	0.9	78,237	7,481
Wal-Mart Stores	1.5	159,636	13,130
Other Securities	8.0		71,093

			166,428

Energy — 1.9%
Exxon Mobil	0.7	68,500	5,822
Other Securities	1.2		10,835

			16,657

Financials — 20.4%
Allstate	0.6	74,100	5,274
Axis Capital Holdings	0.7	114,210	5,891
Everest Re Group	0.9	46,153	8,031
PartnerRe	1.0	77,869	8,903
Post Properties†	0.6	92,395	5,260
RenaissanceRe Holdings	1.1	100,858	10,058

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Travelers	0.8%	68,500	$7,407
Validus Holdings	0.9	177,529	7,474
Other Securities	13.8		121,958

			180,256

Health Care — 14.6%
Aetna, Cl A	0.8	63,300	6,743
AmerisourceBergen	1.0	75,737	8,609
Anthem	1.0	56,500	8,724
Humana	0.8	40,115	7,141
Johnson & Johnson	1.5	135,917	13,673
Pfizer	1.1	285,000	9,915
Quest Diagnostics	0.6	73,671	5,662
UnitedHealth Group	0.8	63,200	7,476
Other Securities	7.0		60,975

			128,918

Industrials — 4.9%
Northrop Grumman	0.9	49,100	7,903
Raytheon	0.8	66,100	7,221
Stericycle, Cl A*	0.6	38,292	5,377
Other Securities	2.6		22,741

			43,242

Information Technology — 7.7%
Amdocs	0.8	137,440	7,477
Apple	0.8	58,849	7,323
International Business Machines	1.0	53,479	8,583
Other Securities	5.1		44,446

			67,829

Materials — 1.3%
Sigma-Aldrich	0.6	37,321	5,160
Other Securities	0.7		6,524

			11,684

Telecommunication Services — 3.8%
AT&T	1.1	290,000	9,469
Verizon Communications	0.8	142,649	6,937
Other Securities	1.9		16,649

			33,055

Utilities — 12.6%
Consolidated Edison	1.2	173,742	10,598
Edison International	0.8	109,300	6,828
Entergy	0.9	100,000	7,749
Exelon	0.7	178,300	5,993
PG&E	0.7	121,000	6,421
Public Service Enterprise Group	1.3	278,391	11,670
Southern	0.8	166,583	7,376

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	27

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund (Concluded)

March 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Wisconsin Energy	0.6%	110,404	$5,465
Other Securities	5.6		48,795

			110,895

Total Common Stock (Cost $610,635) ($ Thousands)			828,093

RIGHTS — 0.0%
Other Securities	0.0		91

Total Rights (Cost $–) ($ Thousands)			91

CASH EQUIVALENT — 5.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	5.7	50,205,162	50,205

Total Cash Equivalent (Cost $50,205) ($ Thousands)			50,205

U.S. TREASURY OBLIGATIONS (A) — 0.3%
Other Securities	0.3		2,256

Total U.S. Treasury Obligations (Cost $2,256) ($ Thousands)			2,256

Total Investments — 99.9% (Cost $663,096) ($ Thousands)			$880,645

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	335	Jun-2015	$427

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $881,533 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

(A)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$828,093	$—	$—	$828,093
Rights	91	—	—	91
Cash Equivalent	50,205	—	—	50,205
U.S. Treasury Obligations	—	2,256	—	2,256

Total Investments in Securities	$878,389	$2,256	$—	$880,645

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$427	$—	$—	$427

Total Other Financial Instruments	$427	$—	$—	$427

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

28	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Real Estate Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.4%‡

Consumer Discretionary — 1.2%
Hyatt Hotels, Cl A*	30,000	$1,777
Starwood Hotels & Resorts Worldwide	18,550	1,549

		3,326

Financials — 95.8%‡
Alexandria Real Estate Equities†	43,350	4,250
American Tower, Cl A†	8,300	781
Apartment Investment & Management, Cl A†	124,416	4,897
AvalonBay Communities†	61,491	10,715
BioMed Realty Trust†	224,600	5,089
Boston Properties†	61,380	8,623
Brandywine Realty Trust†	234,340	3,745
Brixmor Property Group†	130,300	3,459
Camden Property Trust†	11,260	880
CBL & Associates Properties†	50,170	993
Chesapeake Lodging Trust†	30,360	1,027
Columbia Property Trust†	56,350	1,523
CubeSmart†	219,790	5,308
CyrusOne†	31,820	990
DCT Industrial Trust†	42,850	1,485
DDR†	243,880	4,541
Digital Realty Trust, Cl A†	13,380	883
Douglas Emmett†	79,900	2,382
Duke Realty†	237,715	5,175
Empire State Realty Trust, Cl A†	44,610	839
Equity Commonwealth*†	29,780	791
Equity Lifestyle Properties†	48,300	2,654
Equity Residential†	134,770	10,493
Essex Property Trust†	31,009	7,129
Excel Trust†	36,200	508
Extra Space Storage†	25,550	1,726
Federal Realty Investment Trust†	4,220	621
General Growth Properties†	260,719	7,704
HCP†	139,580	6,031
Health Care†	145,420	11,250
Highwoods Properties†	26,770	1,226
Host Hotels & Resorts†	345,434	6,971
Hudson Pacific Properties†	84,120	2,792
Kilroy Realty†	41,150	3,134

Description	Shares	Market Value ($ Thousands)

Kimco Realty†	172,750	$4,638
Kite Realty Group Trust†	115,250	3,247
LaSalle Hotel Properties†	56,350	2,190
Liberty Property Trust†	114,410	4,084
Macerich†	49,459	4,171
Mack-Cali Realty†	11,600	224
Mid-America Apartment Communities†	20,100	1,553
Paramount Group†	19,480	376
Parkway Properties†	17,650	306
Pebblebrook Hotel Trust†	9,620	448
Physicians Realty Trust†	24,930	439
Post Properties†	15,250	868
ProLogis†	264,017	11,501
PS Business Parks†	17,270	1,434
Public Storage†	58,981	11,628
QTS Realty Trust*	16,050	584
Ramco-Gershenson Properties†	52,500	976
Regency Centers†	48,660	3,311
Retail Opportunity Investments†	169,710	3,106
Rexford Industrial Realty†	42,200	667
RLJ Lodging Trust†	81,890	2,564
Senior Housing Properties Trust†	132,700	2,945
Simon Property Group†	112,138	21,939
SL Green Realty† (A)	33,810	4,341
Sovran Self Storage†	14,510	1,363
Strategic Hotels & Resorts*†	98,940	1,230
Sunstone Hotel Investors†	82,741	1,379
Tanger Factory Outlet Centers†	12,840	452
Taubman Centers†	48,660	3,753
UDR†	205,150	6,981
Urban Edge Properties†	17,180	407
Ventas†	125,450	9,160
Vornado Realty Trust†	75,590	8,466
Washington†	40,950	1,131

		252,477

Information Technology — 0.4%
Equinix	4,300	1,001

Total Common Stock (Cost $195,008) ($ Thousands)		256,804

AFFILIATED PARTNERSHIP — 1.6%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	4,218,979	$4,219

Total Affiliated Partnership (Cost $4,219) ($ Thousands)		4,219

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	29

SCHEDULE OF INVESTMENTS (Unaudited)

Real Estate Fund (Concluded)

March 31, 2015

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	4,334,816	4,335

Total Cash Equivalent (Cost $4,335) ($ Thousands)		4,335

Total Investments — 100.6% (Cost $203,562) ($ Thousands)		$265,358

Percentages are based on Net Assets of $263,649 ($Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at March 31, 2015 (See Note 10). The total market value of securities on loan at March 31, 2015 was $4,096 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan (See Note 10). The total value of such securities as of March 31, 2015 was $4,219 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$256,804	$—	$—	$256,804
Affiliated Partnership	—	4,219	—	4,219
Cash Equivalent	4,335	—	—	4,335

Total Investments in Securities	$261,139	$4,219	$—	$265,358

For the period ended March 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

30	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 38.6%

Consumer Discretionary — 5.1%
American Honda Finance
0.636%, 05/26/2016 (A) (B)	$750	$753
AutoZone
1.300%, 01/13/2017	500	501
CCO Holdings LLC
5.250%, 09/30/2022	250	256
Comcast
5.850%, 11/15/2015	400	413
CSC Holdings
8.625%, 02/15/2019	875	1,013
Daimler Finance North America LLC
1.375%, 08/01/2017 (B)	535	535
1.115%, 08/01/2018 (A) (B)	250	251
ERAC USA Finance LLC
1.400%, 4/15/2016 (B)	115	115
Family Tree Escrow
5.750%, 03/01/2023 (B)	125	131
5.250%, 03/01/2020 (B)	80	84
Ford Motor Credit LLC
1.724%, 12/06/2017	350	349
1.098%, 03/12/2019 (A)	400	399
Graton Economic Development Authority
9.625%, 09/01/2019 (B)	300	329
Hyundai Capital America
2.000%, 03/19/2018 (B)	235	239
1.625%, 10/02/2015 (B)	150	151
NBCUniversal Enterprise
0.938%, 04/15/2018 (A) (B)	550	554
Nissan Motor Acceptance
0.969%, 09/26/2016 (A) (B)	350	352
0.812%, 03/03/2017 (A) (B)	310	311

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

President and Fellows of Harvard College
6.300%, 10/01/2037	$380	$401
Sinclair Television Group
5.625%, 08/01/2024 (B)	500	509
Sirius XM Radio
5.875%, 10/01/2020 (B)	700	730
5.375%, 04/15/2025 (B)	100	100
Thomson Reuters
1.650%, 09/29/2017	345	346
0.875%, 05/23/2016	250	250
Time Warner Cable
5.850%, 05/01/2017	450	489
TRW Automotive
7.250%, 03/15/2017 (B)	315	344
Volkswagen Group of America Finance
1.250%, 05/23/2017 (B)	300	300
0.701%, 11/20/2017 (A) (B)	800	800
Volkswagen International Finance
0.696%, 11/18/2016 (A) (B)	300	301
Whirlpool
1.350%, 03/01/2017	440	441

		11,747

Consumer Staples — 2.1%
Anheuser-Busch InBev Finance
0.655%, 02/01/2019 (A)	650	650
Anheuser-Busch InBev Worldwide
0.800%, 07/15/2015	350	350
BAT International Finance
1.400%, 06/05/2015 (B)	500	501
CVS Health
1.200%, 12/05/2016	330	332
Elizabeth Arden
7.375%, 03/15/2021	240	211
Heineken
0.800%, 10/1/2015 (B)	325	325
JM Smucker
1.750%, 03/15/2018 (B)	180	181
Kraft Foods Group
1.625%, 06/04/2015	500	501
Kroger
0.787%, 10/17/2016 (A)	450	451
Mondelez International
0.775%, 02/01/2019 (A)	450	446
Reynolds American
1.050%, 10/30/2015	240	240
SABMiller Holdings
0.945%, 08/01/2018 (A) (B)	500	502
Sysco
1.450%, 10/02/2017	105	106

		4,796

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	31

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Energy — 2.4%
Atwood Oceanics
6.500%, 02/01/2020	$700	$672
BP Capital Markets PLC
0.899%, 09/26/2018 (A)	700	700
0.683%, 02/13/2018 (A)	400	400
Devon Energy
0.811%, 12/15/2016 (A)	600	593
Enbridge
0.712%, 06/02/2017 (A)	675	667
Enterprise Products
1.250%, 08/13/2015	40	40
Gibson Energy
6.750%, 07/15/2021 (B)	207	211
Hess
1.300%, 06/15/2017	365	362
Kinder Morgan
2.000%, 12/01/2017	270	269
Regency Energy Partners
5.000%, 10/01/2022	200	208
Statoil
0.716%, 11/08/2018 (A)	300	300
Total Capital Canada Ltd.
0.633%, 01/15/2016 (A)	170	170
Total Capital International
0.826%, 08/10/2018 (A)	450	452
TransCanada PipeLines Ltd.
0.750%, 01/15/2016	325	325

		5,369

Financials — 18.8%
Abbey National Treasury Services
0.780%, 03/13/2017 (A)	600	600
0.683%, 09/29/2017 (A)	350	349
ABN AMRO Bank
1.056%, 10/28/2016 (A) (B)	450	453
American Express Credit MTN
1.125%, 06/05/2017	1,000	1,000
Australia & New Zealand Banking Group
0.817%, 05/15/2018 (A)	300	301
0.632%, 01/10/2017 (A) (B)	300	300
Bank of America MTN
5.650%, 05/01/2018	110	122
2.000%, 01/11/2018	190	191
1.700%, 08/25/2017	500	502
1.031%, 09/15/2036 (A)	700	630
Bank of Montreal MTN
0.852%, 04/09/2018 (A)	650	654
Bank of New York Mellon MTN
0.704%, 03/06/2018 (A)	650	650
Bank of Nova Scotia
1.300%, 07/21/2017	400	401

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.950%, 03/15/2016	$400	$402
0.707%, 9/11/2015 (A)	375	376
Bank of Tokyo-Mitsubishi UFJ
1.450%, 09/08/2017 (B)	400	400
0.574%, 09/08/2017 (A) (B)	400	399
Barclays Bank PLC MTN
6.050%, 12/04/2017 (B)	600	660
BB&T MTN
1.131%, 06/15/2018 (A)	535	540
0.915%, 02/01/2019 (A)	325	326
BNP Paribas MTN
0.858%, 12/12/2016 (A)	600	602
BPCE MTN
1.106%, 02/10/2017 (A)	700	705
Capital One Bank USA
1.300%, 06/05/2017	550	547
Citigroup
0.812%, 08/25/2036 (A)	1,500	1,168
Citizens Bank MTN
1.600%, 12/04/2017	800	803
Commonwealth Bank of Australia MTN
0.668%, 03/12/2018 (A) (B)	650	650
Cooperatieve Centrale Raiffeisen-Boerenleenbank
0.750%, 03/18/2016 (A)	550	552
Credit Suisse NY MTN
1.375%, 05/26/2017	510	511
0.943%, 01/29/2018 (A)	500	502
Deutsche Bank
1.350%, 05/30/2017	700	699
0.938%, 02/13/2018 (A)	475	476
Fifth Third Bank
1.350%, 06/01/2017	1,000	1,002
Goldman Sachs Group
1.455%, 04/30/2018 (A)	500	507
1.357%, 11/15/2018 (A)	400	404
HSBC Bank PLC
0.897%, 05/15/2018 (A) (B)	600	603
HSBC USA
1.300%, 06/23/2017	700	702
Huntington National Bank
1.375%, 04/24/2017	350	350
0.681%, 04/24/2017 (A)	350	349
ING Bank
0.964%, 10/01/2019 (A) (B)	400	401
Intesa Sanpaolo
3.125%, 01/15/2016	300	304
JPMorgan Chase
0.886%, 01/28/2019 (A)	300	301
JPMorgan Chase Capital XXI
1.205%, 02/02/2037 (A)	1,300	1,072
Lloyds Bank
0.791%, 03/16/2018 (A)	600	601

32	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Macquarie Group
1.255%, 01/31/2017 (A) (B)	$400	$402
Manufacturers & Traders Trust
1.400%, 07/25/2017	475	476
0.630%, 01/30/2017 (A)	400	399
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (B)	220	221
0.632%, 04/10/2017 (A) (B)	500	501
Mizuho Bank
0.909%, 03/26/2018 (A) (B)	550	550
Morgan Stanley
5.950%, 12/28/2017	140	155
1.512%, 02/25/2016 (A)	250	252
1.106%, 01/24/2019 (A)	450	452
MSCI
5.250%, 11/15/2024 (B)	160	166
New York Life Global Funding
1.125%, 03/01/2017 (B)	500	502
0.607%, 05/23/2016 (A) (B)	400	401
Nordea Bank
1.250%, 04/04/2017 (B)	600	600
Pricoa Global Funding I MTN
0.407%, 05/16/2016 (A) (B)	650	650
Principal Life Global Funding II
1.200%, 05/19/2017 (B)	400	400
1.125%, 02/24/2017 (B)	300	301
Prudential Financial MTN
1.037%, 08/15/2018 (A)	500	503
RHP Hotel Properties
5.000%, 04/15/2021‡	217	222
Royal Bank of Canada MTN
0.587%, 01/23/2017 (A)	900	902
Royal Bank of Scotland Group
1.875%, 03/31/2017	400	399
Santander Bank
1.182%, 01/12/2018 (A)	800	800
Societe Generale
1.335%, 10/01/2018 (A)	550	559
Standard Chartered PLC
0.604%, 09/08/2017 (A) (B)	800	796
State Street Capital Trust IV
1.271%, 06/15/2037 (A)	375	317
Sumitomo Mitsui Banking
0.684%, 01/10/2017 (A)	400	400
SunTrust Bank
0.697%, 02/15/2017 (A)	650	649
Svenska Handelsbanken
0.735%, 09/23/2016 (A)	800	804
Synchrony Financial
1.875%, 08/15/2017	325	325
1.485%, 02/03/2020 (A)	750	751
Toronto-Dominion Bank MTN
0.724%, 09/09/2016 (A)	200	201
0.495%, 05/02/2017 (A)	600	600

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UBS MTN
5.875%, 12/20/2017	$400	$444
0.897%, 08/14/2019 (A)	700	704
Unitrin
6.000%, 05/15/2017	670	724
US Bancorp MTN
0.656%, 04/25/2019 (A)	550	549
Ventas Realty‡
1.550%, 09/26/2016	500	503
1.250%, 04/17/2017	130	130
WEA Finance
1.750%, 09/15/2017 (B)	280	282
Wells Fargo MTN
1.150%, 06/02/2017	700	700
0.935%, 01/30/2020 (A)	500	503
Westpac Banking
1.200%, 05/19/2017	300	300
0.867%, 01/17/2019 (A)	400	402

		42,964

Health Care — 3.3%
AbbVie
1.200%, 11/06/2015	550	551
Actavis Funding SCS
1.348%, 03/12/2018 (A)	850	855
1.300%, 06/15/2017	550	545
Amgen
2.125%, 05/15/2017	600	611
Anthem
1.250%, 09/10/2015	210	211
Bayer US Finance
0.551%, 10/06/2017 (A) (B)	550	550
Becton Dickinson
1.800%, 12/15/2017	625	630
Express Scripts Holding
1.250%, 06/02/2017	550	549
McKesson
1.292%, 03/10/2017	370	370
0.950%, 12/4/2015	235	236
Medtronic
1.500%, 03/15/2018 (B)	340	341
Mylan
1.350%, 11/29/2016	450	450
Providence Health & Services Obligated Group
1.055%, 10/01/2016 (A)	800	804
Thermo Fisher Scientific
1.300%, 02/01/2017	145	145
Zimmer Holdings
1.450%, 04/01/2017	625	626

		7,474

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	33

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 3.1%
Air Lease
4.500%, 01/15/2016	$350	$357
2.125%, 01/15/2018	310	309
Boart Longyear Management Properties
10.000%, 10/01/2018 (B)	190	194
Bombardier
7.500%, 03/15/2025 (B)	145	143
6.000%, 10/15/2022 (B)	400	376
Clean Harbors
5.250%, 08/01/2020	350	358
Continental
4.500%, 09/15/2019	450	464
GATX
1.250%, 03/04/2017	245	244
General Electric Capital MTN
1.250%, 05/15/2017	600	603
Glencore Funding LLC
1.421%, 05/27/2016 (A) (B)	675	677
Hutchison Whampoa International 14
1.625%, 10/31/2017 (B)	500	498
ILFC E-Capital Trust I
4.090%, 12/21/2065 (A) (B)	500	471
John Deere Capital MTN
0.391%, 06/15/2015 (A)	450	450
Nielsen Finance
5.000%, 04/15/2022 (B)	700	704
PACCAR Financial MTN
1.100%, 06/06/2017	360	360
Pentair Finance
1.350%, 12/01/2015	285	286
Precision Castparts
0.700%, 12/20/2015	135	135
Sensata Technologies BV
5.000%, 10/01/2025 (B)	207	210
United Rentals North America
4.625%, 07/15/2023	325	329

		7,168

Information Technology — 1.6%
Audatex North America
6.125%, 11/01/2023 (B)	475	503
6.000%, 06/15/2021 (B)	300	317
Bankrate
6.125%, 08/15/2018 (B)	300	296
CommScope
5.500%, 06/15/2024 (B)	500	500
Equinix
5.750%, 01/01/2025	505	527
Fidelity National Information Services
1.450%, 06/05/2017	210	210

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hewlett-Packard
1.193%, 01/14/2019 (A)	$600	$594
TSMC Global
0.950%, 04/03/2016 (B)	250	249
Western Union
2.375%, 12/10/2015	85	86
1.262%, 08/21/2015 (A)	325	325

		3,607

Materials — 0.6%
Monsanto
1.150%, 06/30/2017	625	628
Rio Tinto Finance USA PLC
1.111%, 06/17/2016 (A)	625	626

		1,254

Telecommunication Services — 0.9%
AT&T
0.800%, 12/1/2015	450	450
British Telecommunications PLC
1.250%, 02/14/2017	295	295
Verizon Communications
2.021%, 09/14/2018 (A)	515	537
1.350%, 06/09/2017	750	751

		2,033

Utilities — 0.7%
Dominion Gas Holdings
1.050%, 11/01/2016	600	601
Exelon
4.900%, 06/15/2015	425	428
RJS Power Holdings
5.125%, 07/15/2019 (B)	270	266
Southern
1.300%, 08/15/2017	390	390

		1,685

Total Corporate Obligations (Cost $88,592) ($ Thousands)		88,097

LOAN PARTICIPATIONS — 27.3%
Acadia Healthcare Company, 1st Lien
4.250%, 02/11/2022	200	202
Acosta Holdco, 1st Lien
5.000%, 08/13/2021	894	903
Advantage Sales, 2nd Lien
7.500%, 07/25/2022	300	300
Advantage Sales and Marketing, 1st Lien
4.250%, 07/23/2021	599	598
Affinion Group Holdings
6.750%, 10/08/2016	693	656

34	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Air Medical Group Holdings, Term Loan B1
5.000%, 06/30/2018	$588	$588
Alinta Energy Finance, Draw Term Loan
6.375%, 08/13/2018	7	7
Alinta, Cov-Lite, 1st Lien Term Loan
6.375%, 08/13/2019	420	420
Alinta, Delayed Term Loan Unfunded
1.000%, 08/13/2018 (C)	21	—
Alliance Holdings, Term Loan
5.000%, 12/07/2019	727	729
Alliance Laundry System, Term Loan B
4.250%, 12/07/2018	519	520
Allison Transmission
3.500%, 08/23/2019	616	615
American Builders & Contract Supply, Term Loan B
3.500%, 04/16/2020	493	491
American Renal Holdings
4.500%, 08/14/2019	528	527
American Tire Distributors, 1st Lien
0.000%, 09/24/2021 (C)	250	251
Applied Systems, 1st Lien Term Loan
4.250%, 01/25/2021	489	489
Applied Systems, 2nd Lien Term Loan
7.500%, 01/24/2022	175	174
Aramark, 1st Lien
3.250%, 02/24/2021	691	689
Aramark, 1st Lien Term Loan
0.025%, 07/26/2016	32	32
Ardagh Holdings USA, 1st Lien
4.000%, 12/17/2019	447	448
Aricent Technologies, 1st Lien
5.500%, 04/14/2021	696	697
Asurion LLC
5.000%, 05/24/2019	341	342
Asurion, 2nd Lien Term Loan
8.500%, 03/03/2021	650	652
Avaya, Term Loan B3
4.672%, 10/26/2017	319	314
BE Aerospace
4.000%, 11/19/2021	204	204
BE Aerospace, 1st Lien
4.000%, 11/19/2021	67	68
Booz Allen Hamilton, 1st Lien Term Loan B1
3.750%, 07/31/2019	246	247

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Brickman Group Holdings, 1st Lien Term Loan
4.000%, 12/18/2020	$494	$491
Burger King, Cov-Lite, 1st Lien Term Loan B
4.500%, 12/12/2021	88	89
Calpine, Term Loan
4.000%, 04/01/2018	693	694
Catalent Pharma Solutions, 1st Lien Term Loan B
4.250%, 05/20/2021	496	498
CCM Merger
4.500%, 08/06/2021	404	405
CDW, Term Loan
3.250%, 04/29/2020	490	485
Ceramtec Acquisition
4.250%, 08/30/2020	84	84
CeramTec GmbH, Term Loan B
4.250%, 08/30/2020	210	210
Charter Communications Operating
4.250%, 09/12/2021	369	372
Charter Communications Operating LLC, Term Loan E
3.000%, 04/10/2020	314	313
Chief Exploration
7.500%, 05/16/2021	500	460
Community Health Services, 1st Lien Term Loan D
4.250%, 01/27/2021	593	595
Community Health Systems, 1st Lien
3.425%, 01/25/2018	30	30
Constantia Flexibles, 1st Lien
0.000%, 02/25/2022 (C)	200	200
ConvaTec, Dollar Term Loan
4.000%, 12/30/2016	631	631
Cumulus Media, 1st Lien
4.250%, 12/23/2020	564	553
DAE Aviation Holdings, 1st Lien Term Loan
7.750%, 08/05/2019	200	200
5.000%, 11/02/2018	585	585
Dex Media West
8.000%, 10/24/2014	412	338
Dollar Tree, 1st Lien
4.250%, 02/06/2022	300	303
EFS Cogen Holdings, 1st Lien Term Loan
3.750%, 12/17/2020	220	220
Emergency Medical Services, Cov-Lite, Term Loan
4.000%, 05/25/2018	20	20

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	35

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Emergency Medical Services, Initial Term Loan
4.000%, 04/27/2018	$217	$217
4.000%, 05/25/2018	107	107
Endurance International, 1st Lien
5.000%, 11/09/2019	355	357
Energy & Exploration Partners, 1st Lien Term Loan B
7.750%, 01/22/2019	882	727
Energy Transfer Equity LP, 1st Lien
4.000%, 12/02/2019	250	249
Entegris, 1st Lien Term Loan B
3.500%, 04/30/2021	417	416
Epicor, Cov-Lite, 1st Lien
4.000%, 05/16/2018	563	563
Equinox Fitness Club, Term Loan B
5.000%, 01/31/2020	737	739
Evergreen Skillsoft, 1st Lien
5.750%, 04/28/2021	643	635
Fibertech Networks LLC, Term Loan B
4.000%, 11/30/2016	474	474
First Data, 1st Lien Term Loan
3.672%, 03/23/2018	624	624
Freescale Semiconductor, Term Loan
4.250%, 02/13/2020	796	797
Generac Power Systems, Term Loan B
3.250%, 06/22/2018	661	659
Genpact International, Term Loan B
3.500%, 08/30/2019	490	490
Gray Television, Cov-Lite, 1st Lien Term Loan
3.750%, 06/13/2021	151	151
Greeneden U.S. Holding II LLC
4.000%, 01/31/2020	895	889
Harbor Freight Tools
4.750%, 07/26/2019	236	238
Harron Communications L.P., Term Loan B
3.500%, 10/05/2017	175	173
Headwaters, 1st Lien Term Loan B
4.500%, 03/11/2022	80	80
Hilton Hotels, Cov-Lite, 1st Lien Term Loan B
3.500%, 10/26/2020	134	134
Hilton Worldwide Finance
3.500%, 10/26/2020	276	277
Hilton Worldwide Holdings, 1st Lien Term Loan B
3.500%, 10/26/2020	37	37

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hub International, 1st Lien Term Loan B
4.250%, 10/02/2020	$1,088	$1,078
Hyperion Insurance Group
0.000%, 03/26/2022 (C)	270	271
Ikaria, Cov-Lite, 1st Lien
5.000%, 02/12/2021	122	122
Ikaria, 2nd Lien
8.750%, 02/14/2022	80	81
IMS Health
3.500%, 03/17/2021	577	574
Ina Beteiligungs, 1st Lien Term Loan B
4.250%, 05/15/2020	425	428
Ineos Holdings Limited, Cov-Lite
3.750%, 04/27/2018	602	597
Ineos US Finance, 1st Lien
0.000%, 03/11/2022 (C)	60	60
Intelsat Jackson Holdings
3.750%, 06/30/2019	288	287
Interactive Date, Cov-Lite, 1st Lien Term Loan
4.750%, 05/02/2021	530	532
ION Trading Technologies, 1st Lien Term Loan
4.250%, 06/10/2021	49	48
ION Trading Technologies, 2nd Lien Term Loan
7.250%, 06/10/2022	350	343
Jeld-Wen, Term Loan B, 1st Lien
5.250%, 09/24/2021	208	209
JHT Holding, 2nd Lien Term Loan
12.500%, 05/30/2015 (D) (E) (F)	53	18
Kronos, Incremental Term Loan
4.500%, 10/30/2019	971	972
Language Line LLC, Term Loan B
6.250%, 06/20/2016	413	412
Lee Enterprises
7.250%, 03/31/2019	43	43
Lee Enterprises, Term Loan B
7.250%, 03/31/2019	272	273
Leslie’s Poolmart, Cov-Lite, 1st Lien
4.250%, 10/16/2019	586	582
Level 3 Communications
4.000%, 08/01/2019	750	751
Light Tower Fiber LLC, Term Loan
4.000%, 04/13/2020	197	196
Light Tower Fiber, Term Loan
8.000%, 04/12/2021	63	63
Media General, Term Loan
4.250%, 07/31/2020	223	224
MEG Energy
3.750%, 03/21/2020	629	602

36	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MGM Resorts, Term Loan B
3.500%, 12/20/2019	$392	$391
Millennium Labortories, 1st Lien Term Loan B
5.250%, 04/16/2021	702	706
Mohegan Tribal Gaming Authority, 1st Lien Term Loan B
5.500%, 11/19/2019	249	247
MTL Publishing LLC, Term Loan B
3.750%, 03/05/2018	426	426
Mueller Water Products, 1st Lien Term Loan B
4.000%, 11/19/2021	98	98
Navistar International
5.750%, 08/17/2017	155	156
Nelson Education Limited, Term Loan B1
6.750%, 07/05/2014 (G)	206	165
Numericable US, 1st Lien Term Loan B1
4.500%, 05/21/2020	70	70
Numericable US, 1st Lien Term Loan B2
4.500%, 05/21/2020	60	60
Ocwen Financial
5.000%, 02/15/2018	96	94
One Call Medical, 1st Lien Term Loan
5.000%, 11/27/2020	958	958
Par Pharmaceutical Incremental Term Loan B3
4.250%, 09/30/2019	200	200
Peabody Energy, Cov-Lite 1st Lien Term Loan B
4.250%, 09/24/2020	599	537
Pilot Travel Centers LLC, 1st Lien Term Loan B
4.250%, 09/17/2021	995	1,003
Post Holdings, 1st Lien Term Loan B
3.750%, 06/02/2021	240	240
Quintiles Transnational, 1st Lien Term Loan B3
3.750%, 06/08/2018	422	423
Realogy
3.750%, 03/05/2020	28	28
Redtop Acquisitions, 1st Lien
4.500%, 12/03/2020	99	99
Redtop Acquisitions, 2nd Lien
8.250%, 06/03/2021	104	104
Regal Cinemas, 1st Lien
0.000%, 03/25/2022 (C)	274	275
Rexnord LLC, Term Loan B
4.000%, 08/21/2020	829	828

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Seadrill Partners LLC, 1st Lien Term Loan B
4.000%, 02/21/2021	$656	$519
Seaworld
3.000%, 05/30/2020	313	305
Seminole Hard Rock Entertainment, Term Loan B
3.500%, 05/08/2020	499	496
Serta Simmons Holdings, Term Loan B
4.250%, 09/19/2019	504	505
Shields Finance, 1st Lien Term Loan B
5.000%, 01/29/2021	396	397
Skillsoft, Cov-Lite, 2nd Lien
9.250%, 04/28/2022	251	235
Smart & Final, Cov-Lite 1st Lien Term Loan,
4.750%, 11/15/2019	412	414
Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	863	854
STHI Holding, 1st Lien Term Loan
4.500%, 08/06/2021	517	516
Surgical Care Affiliates, 1st Lien
4.250%, 03/11/2022	375	376
Syncreon Holdings, 1st Lien Term Loan B
5.250%, 10/28/2020	990	948
TASC, 1st Lien Term Loan
7.000%, 05/23/2020	499	504
TASC, 2nd Lien Term Loan
12.000%, 05/23/2021	300	316
Telesat Canada, Term Loan B
3.500%, 03/26/2019	391	390
Templar Energy, Cov-Lite, 2nd Lien Term Loan
8.500%, 11/25/2020	790	534
Texas Competitive Electric Holdings, Extending Term Loan
4.662%, 10/10/2017 (G)	654	392
The Nieman Marcus Group, 1st Lien Term Loan
4.250%, 10/25/2020	593	590
TI Group Automotive Systems, 1st Lien
4.250%, 07/02/2021	859	858
Townsquare Media, 1st Lien
0.000%, 03/25/2022 (C)	100	100
Trans Union LLC, 1st Lien Term Loan
4.000%, 04/09/2021	990	989

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	37

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TransDigm, Cov-Lite, 1st Lien, Term Loan D
3.750%, 06/04/2021	$508	$506
Tribune Company, 1st Lien Term Loan B
4.000%, 12/27/2020	645	646
True Religion Apparel, 1st Lien Term Loan
5.875%, 07/30/2019	302	270
True Religion Apparel, Term Loan
5.875%, 07/30/2019	325	290
Univision Communications, Term Loan C3
4.000%, 03/01/2020	543	541
Valeant Pharmaceuticals
3.750%, 02/13/2019	95	96
Valeant Pharmaceuticals International, Term Loan E
3.500%, 08/05/2020	398	398
Valeant Pharmaceuticals, 1st Lien
0.000%, 03/11/2022 (C)	250	251
Vanity LLC, 1st Lien Term Loan B
3.750%, 06/13/2021	247	248
Verint Systems, 1st Lien Term Loan B
3.500%, 09/06/2019	390	390
Warner Music Group, Term Loan
3.750%, 07/01/2020	496	483
Waste Industries, 1st Lien
4.250%, 02/20/2020	400	401
WCA Waste Systems, Term Loan
4.000%, 03/23/2018	243	241
Weight Watchers International
4.000%, 04/02/2020	358	191
Weight Watchers International, 1st Lien Term Loan B2
4.000%, 04/02/2020	—	—
West
3.250%, 06/30/2018	293	292
WideOpenWest Finance
4.750%, 03/26/2019	146	146
Wilsonart International Holdings LLC, 1st Lien
4.000%, 10/31/2019	693	691
York Risk Services Holding, Term Loan B
4.750%, 09/18/2021	687	685
Zayo Group LLC, Term Loan B
4.000%, 07/02/2019	778	778

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ziggo, 1st Lien Term Loan B1
3.250%, 01/15/2022	$307	$305
Ziggo, 1st Lien Term Loan B2
3.250%, 01/15/2022	173	172
Ziggo, 1st Lien Term Loan B3
3.500%, 01/15/2022	309	307

Total Loan Participations (Cost $63,344) ($ Thousands)		62,412

ASSET-BACKED SECURITIES — 17.6%

Automotive — 6.3%
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	168	168
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/2017	285	285
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (B)	12	13
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (B)	93	93
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/2017 (B)	43	43
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl A
1.140%, 03/12/2018 (B)	65	65
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/2018 (B)	166	167
Americredit Automobile Receivables Trust, Ser 2011-2, Cl C
3.190%, 10/12/2016	181	181
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	158	158
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/2017	391	391
AmeriCredit Automobile Receivables Trust, Ser 2013-5, Cl A2B
0.555%, 03/08/2017 (A)	51	51

38	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.725%, 03/15/2020 (A) (B)	$188	$188
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.475%, 01/15/2021 (A) (B)	154	153
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A1A
0.680%, 05/20/2016	200	200
Carfinance Capital Auto Trust, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (B)	9	9
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	550	555
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	18	18
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	115	116
Carnow Auto Receivables Trust, Ser 2014-1A, Cl A
0.960%, 01/17/2017 (B)	344	344
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.925%, 11/07/2023 (A) (B)	108	108
Chesapeake Funding LLC, Ser 2013-1A, Cl A
0.625%, 01/07/2025 (A) (B)	608	608
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.595%, 03/07/2026 (A) (B)	490	490
Chesapeake Funding, Ser 2015-1A, Cl A
0.675%, 02/07/2027 (A) (B)	755	755
Chrysler Capital Auto Receivables Trust, Ser 2013-AA, Cl A2
0.610%, 11/15/2016 (B)	19	19
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	167	167
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	172	171
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/2020 (B)	270	270
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/2021 (B)	400	401
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (B)	345	345

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DT Auto Owner Trust, Ser 2014-1A, Cl A
0.660%, 07/17/2017 (B)	$61	$61
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/2018 (B)	197	197
Enterprise Fleet Financing, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (B)	184	184
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (B)	112	113
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	61	61
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (B)	290	291
First Investors Auto Owner Trust, Ser 2013-3A, Cl A2
0.890%, 09/15/2017 (B)	54	54
First Investors Auto Owner Trust, Ser 2014-1A, Cl A2
0.800%, 02/15/2018 (B)	155	155
Ford Credit Auto Owner Trust, Ser 2011-A, Cl D
3.210%, 07/15/2017	650	652
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	475	480
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/2018	700	717
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	26	26
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/2017 (B)	730	732
Mercedes Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/2016	129	129
Motor PLC, Ser 2013-1A, Cl A1
0.674%, 02/15/2021 (A) (B)	59	59
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/2019 (B)	335	335
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018 (B)	139	139
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (B)	208	208

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	39

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prestige Auto Receivables Trust, Ser 2015-1, Cl A2
1.090%, 02/15/2019 (B)	$270	$270
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	545	561
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl B
1.830%, 03/15/2017	230	230
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A3
0.700%, 10/16/2017	318	317
Santander Drive Auto Receivables Trust, Ser 2014-1, Cl A2A
0.660%, 06/15/2017	46	46
Santander Drive Auto Receivables Trust, Ser 2014-2, Cl A2A
0.540%, 07/17/2017	178	178
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/2018 (B)	6	6
Westlake Automobile Receivables Trust, Ser 2013-1A, Cl A2
1.120%, 01/15/2018 (B)	127	127
Westlake Automobile Receivables Trust, Ser 2014-1A, Cl A2
0.700%, 05/15/2017 (B)	375	374
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/2017 (B)	410	410
Wheels SPV 2 LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (B)	489	489
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	42	42
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.523%, 02/15/2018 (A) (B)	235	235

		14,410

Credit Cards — 4.2%
Barclays Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	440	440
Barclays Dryrock Issuance Trust, Ser 2013-1, Cl A
0.512%, 07/16/2018 (A)	240	240
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.533%, 12/16/2019 (A)	365	365
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.523%, 03/16/2020 (A)	190	190

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Issuance Trust, Ser 2007-B1, Cl B1
0.425%, 04/15/2019 (A)	$750	$746
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	495	495
Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/2017	675	675
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.595%, 07/15/2020 (A)	650	652
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/2019	490	492
Citibank Credit Card Issuance Trust, Ser 2013-A3, Cl A3
1.110%, 07/23/2018	600	602
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/2019	485	485
Citibank Credit Card Issuance Trust, Ser 2014-A4, Cl A4
1.230%, 04/24/2019	1,000	1,004
Discover Card Execution Note Trust, Ser 2014-A3, Cl A3
1.220%, 10/15/2019	525	527
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/2018	475	475
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (B)	525	525
Golden Credit Card Trust, Ser 2014-1A, Cl A
0.511%, 03/15/2019 (A) (B)	435	435
Master Credit Card Trust, Ser 2012-2A, Cl A
0.780%, 04/21/2017 (B)	330	330
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	800	802

		9,480

Other Asset-Backed Securities — 7.1%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.854%, 01/25/2035 (A)	237	233
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl A2B
1.271%, 09/25/2034 (A)	238	235
Ally Master Owner Trust, Ser 2012-3, Cl A1
0.875%, 06/15/2017 (A)	500	500

40	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Master Owner Trust, Ser 2013-1, Cl A1
0.625%, 02/15/2018 (A)	$280	$280
Ally Master Owner Trust, Ser 2013-2, Cl A
0.625%, 04/15/2018 (A)	675	676
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.645%, 01/15/2019 (A)	570	572
Ally Master Owner Trust, Ser 2014-2, Cl A
0.545%, 01/16/2018 (A)	660	660
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	830	834
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 10/15/2019	800	803
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD2, Cl 2A1
0.834%, 12/25/2044 (A)	154	154
CIFC Funding Ltd., Ser 2013-1A, Cl A1
1.404%, 04/16/2025 (A) (B)	485	479
CNH Equipment Trust, Ser 2012-B, Cl A3
0.860%, 09/15/2017	52	53
CNH Equipment Trust, Ser 2013-D, Cl A2
0.490%, 03/15/2017	45	45
First Franklin Mortgage Loan Trust, Ser 2006-FF1, Cl 2A3
0.414%, 01/25/2036 (A)	518	511
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.555%, 01/15/2018 (A)	330	330
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.643%, 09/15/2018 (A)	505	506
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A2
0.573%, 02/15/2019 (A)	490	491
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	90	90
Ford Credit Floorplan Master Owner Trust, Ser 2015-1, Cl A2
0.575%, 01/15/2020 (A)	800	800
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.666%, 06/20/2017 (A)	455	455
GE Dealer Floorplan Master Note Trust, Ser 2015-1, Cl A
0.676%, 01/20/2020 (A)	745	745

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	$52	$52
GE Equipment Midticket LLC, Ser 2013-1, Cl A2
0.640%, 03/22/2016	18	18
GE Equipment Small Ticket LLC, Ser 2013-1A, Cl A2
0.730%, 01/25/2016 (B)	22	22
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A3
0.950%, 09/25/2017 (B)	800	800
Golden Credit Card Trust, Ser 2013-2A, Cl A
0.603%, 09/15/2018 (A) (B)	625	626
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	143	143
John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/2017	480	481
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH1, Cl AV4
0.301%, 11/25/2036 (A)	145	144
Kubota Credit Owner Trust, Ser 2014-1A, Cl A2
0.580%, 02/15/2017 (B)	183	183
Kubota Credit Owner Trust, Ser 2015-1A, Cl A2
0.940%, 12/15/2017 (B)	515	515
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/2017 (B)	310	310
MMAF Equipment Finance, Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (B)	745	741
NYCTL Trust, Ser 2013-A, Cl A
1.190%, 11/10/2026 (B)	13	13
NYCTL Trust, Ser 2014-A, Cl A
1.030%, 11/10/2027 (B)	147	147
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.694%, 03/25/2026 (A)	296	297
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.025%, 12/16/2024 (A) (B)	110	110
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	510	510
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.404%, 07/25/2036 (A) (B)	889	884

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	41

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.324%, 02/25/2036 (A)	$248	$244
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/2017 (B)	256	256
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (B)	285	285

		16,233

Total Asset-Backed Securities (Cost $40,125) ($ Thousands)		40,123

MORTGAGE-BACKED SECURITIES — 12.4%

Agency Mortgage-Backed Obligations — 3.4%
FHLMC
6.000%, 09/01/2026	95	108
FNMA
6.500%, 09/01/2026	71	83
6.000%, 11/01/2026 to 04/01/2040	532	606
5.000%, 02/01/2023 to 03/01/2025	157	171
FNMA TBA
3.500%, 04/01/2041	900	955
3.000%, 04/25/2026 to 05/25/2026	4,700	4,854
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.618%, 10/07/2020 (A)	353	355
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.621%, 01/08/2020 (A)	458	461
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.572%, 03/11/2020 (A)	152	152
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.551%, 03/06/2020 (A)	118	119
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.551%, 05/07/2020 (A)	33	33

		7,897

Non-Agency Mortgage-Backed Obligations — 9.0%
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 7A2
0.634%, 08/25/2035 (A) (B)	262	259
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
2.694%, 11/25/2034 (A) (B)	98	99

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
2.610%, 04/25/2035 (A) (B)	$283	$261
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
2.698%, 10/25/2035 (A) (B)	219	192
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl A4
5.405%, 12/11/2040 (A)	366	372
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/2042	72	72
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.140%, 10/12/2042 (A)	295	298
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.438%, 03/11/2039 (A)	423	433
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl A4
5.540%, 09/11/2041	318	332
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl A4
5.226%, 07/15/2044 (A)	655	658
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.134%, 12/10/2049 (A)	484	529
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	240	240
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	725	763
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.577%, 09/25/2034 (A) (B)	65	65
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl A4
5.298%, 01/15/2046 (A)	347	354
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (A)	566	615
COMM Mortgage Trust, Ser 2006-C7, Cl A4
5.751%, 06/10/2046 (A)	552	572

42	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	$195	$194
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	230	230
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	193	194
Comm Mortgage Trust, Ser 2014-BBG, Cl A
0.975%, 03/15/2029 (A) (B)	340	334
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (B)	286	288
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl A1
0.824%, 08/15/2045	172	172
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/2045	154	154
Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.374%, 07/25/2024 (A) (B)	687	687
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	442	450
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.124%, 05/25/2024 (A) (B)	313	311
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.124%, 05/25/2024 (A) (B)	245	244
GE Business Loan Trust, Ser 2003-2A, Cl B
1.175%, 11/15/2031 (A) (B)	20	19
GE Business Loan Trust, Ser 2004-2A, Cl A
0.395%, 12/15/2032 (A) (B)	27	26
GE Business Loan Trust, Ser 2004-2A, Cl B
0.655%, 12/15/2032 (A) (B)	20	19
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.322%, 11/10/2045 (A)	1,100	1,112
Granite Master Issuer PLC, Ser 2006-3, Cl A3
0.256%, 12/20/2054 (A) (B)	607	603

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Granite Master Issuer PLC, Ser 2006-3, Cl A4
0.256%, 12/20/2054 (A) (B)	$625	$622
Granite Master Issuer PLC, Ser 2006-4, Cl A6
0.356%, 12/20/2054 (A) (B)	93	92
Granite Master Issuer PLC, Ser 2007-1, Cl 2A1
0.316%, 12/20/2054 (A) (B)	355	352
Granite Master Issuer PLC, Ser 2007-1, Cl 3A1
0.376%, 12/20/2054 (A) (B)	109	109
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	164	164
GS Mortgage Securities, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	442	451
GS Mortgage Securities, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	143	144
Hilton USA, Ser 2013-HLF, Cl AFL
1.173%, 11/05/2030 (A) (B)	241	241
Impac CMB Trust, Ser 2005-1, Cl 1A1
0.694%, 04/25/2035 (A) (B)	214	195
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-FLD1, Cl M2
0.909%, 07/25/2035 (A)	173	172
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP4, Cl A4
4.918%, 10/15/2042 (A)	483	485
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP7, Cl A4
5.841%, 04/15/2045 (A)	215	222
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (B)	53	53
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl A1
0.705%, 10/15/2045	71	71
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	253	254
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	44	44

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	43

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Mortgage Trust, Ser 2006-A6, Cl 4A1
2.660%, 10/25/2036 (A) (B)	$454	$427
LB-UBS Commercial Mortgage Trust, Ser C6, Cl A4
5.858%, 07/15/2040 (A)	553	580
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 1A
2.770%, 12/25/2034 (A) (B)	153	152
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	140	148
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/2045	96	96
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	291	291
MortgageIT Trust, Ser 2005-5, Cl A1
0.434%, 12/25/2035 (A) (B)	676	615
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-2, Cl AII1
0.434%, 04/25/2035 (A) (B)	450	451
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.674%, 02/25/2035 (A)	245	241
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
0.814%, 11/20/2034 (A) (B)	162	152
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.474%, 12/20/2034 (A) (B)	122	119
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.394%, 03/20/2035 (A) (B)	74	68
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	210	210
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	276	274
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.272%, 10/15/2044 (A)	228	230

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.271%, 12/15/2044 (A)	$266	$269
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.324%, 03/25/2036 (A) (B)	280	259
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	273	273
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.618%, 01/25/2035 (A) (B)	220	218
WFRBS Commercial Mortgage Trust, Ser 2011-C6, Cl A1
1.081%, 04/15/2045	117	118
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	287	286
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	165	166

		20,465

Total Mortgage-Backed Securities (Cost $28,789) ($ Thousands)		28,362

COLLATERALIZED DEBT OBLIGATIONS — 3.5%

Other Asset-Backed Securities — 3.5%
Apidos CLO XII, Ser 2013-12A, Cl A
1.353%, 04/15/2025 (A) (B)	550	541
Apidos CLO XVII, Ser 2014-17A, Cl A1A
1.757%, 04/17/2026 (A) (B)	350	350
Cent CLO 16 L.P., Ser 2014-16AR, Cl A1AR
1.505%, 08/01/2024 (A) (B)	500	500
Cent CLO 20, Ser 2014-20A, Cl A
1.736%, 01/25/2026 (A) (B)	625	622
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
1.607%, 04/18/2026 (A) (B)	510	507
Gramercy Park CLO, Ser 2014-1AR, Cl A1R
1.557%, 07/17/2023 (A) (B)	400	400

44	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ING Investment Management CLO, Ser 2014-1A, Cl A1
1.757%, 04/18/2026 (A) (B)	$510	$508
ING Investment Management CLO, Ser 2014-1RA, Cl A2R
2.091%, 03/14/2022 (A) (B)	500	498
ING Investment Management CLO, Ser 2014-1RA, Cl A1R
1.471%, 03/14/2022 (A) (B)	600	600
Limerock CLO II, Ser 2014-2A, Cl A
1.757%, 04/18/2026 (A) (B)	600	599
Neuberger Berman CLO XVI, Ser 2014-16A, Cl A1
1.723%, 04/15/2026 (A) (B)	440	440
Octagon Investment Partners XVI Ltd., Ser 2013-1A, Cl A
1.377%, 07/17/2025 (A) (B)	550	542
OHA Credit Partners VIII Ltd., Ser 2013-8A, Cl A
1.351%, 04/20/2025 (A) (B)	330	325
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.177%, 04/20/2021 (A) (B)	252	252
Race Point VI CLO Ltd., Ser 2014-6RA, Cl BR
2.413%, 05/24/2023 (A) (B)	525	525
Symphony CLO Ltd., Ser 2014-8AR, Cl BR
2.002%, 01/09/2023 (A) (B)	805	805

Total Collateralized Debt Obligations (Cost $8,040) ($ Thousands)		8,014

MUNICIPAL BONDS — 1.4%
Florida State, Board of Administration Finance, Ser A, RB
1.298%, 07/01/2016	570	574
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/2016	455	454
New Jersey State, Economic Development Authority, Ser Q, RB
1.096%, 06/15/2016	1,000	997
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	65	67
State of Illinois, Ser B, GO
1.780%, 04/01/2016	400	403

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

University of California, Ser Y-1, RB Callable 01/01/2017 @ 100
0.679%, 07/01/2041 (A)	$565	$565

Total Municipal Bonds (Cost $3,058) ($ Thousands)		3,060

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
FFCB
0.190%, 06/04/2015	400	400
FNMA
2.375%, 07/28/2015	1,000	1,007

Total U.S. Government Agency Obligations (Cost $1,407) ($ Thousands)		1,407

COMMON STOCK — 0.0%
JHT Holding*	4,002	—

Total Common Stock (Cost $—) ($ Thousands)		—

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	2,294,648	2,295

Total Cash Equivalent (Cost $2,295) ($ Thousands)		2,295

REPURCHASE AGREEMENT (H) — 0.5%
Goldman Sachs 0.150%, dated 03/31/15, to be repurchased on 04/01/15, repurchase price $1,100,005 (collateralized by various FNMA obligations, ranging in par value $6,725 - $1,086,267, 2.500% - 5.000%, 02/01/2018 - 04/01/2041; total market value $1,118,580)	1,100	1,100

Total Repurchase Agreement (Cost $1,100) ($ Thousands)		1,100

Total Investments — 102.9% (Cost $236,750) ($ Thousands)		$234,870

The open futures contracts held by the Fund at March 31, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(14)	Jun-2015	$(14)
U.S. 2-Year Treasury Note	(6)	Jun-2015	(3)
U.S. 5-Year Treasury Note	6	Jun-2015	5

			$(12)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	45

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Concluded)

March 31, 2015

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on a Net Assets of $228,345 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2015.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Unsettled bank loan. Interest rate may not be available.

(D)	Securities considered illiquid. The total market value of such securities as of March 31, 2015 was $18 ($ Thousands) and represented 0.0% of Net Assets.

(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2015 was $18 ($ Thousands) and represented 0.0% of Net Assets.

(F)	Securities considered restricted. The total value of such securities as of March 31, 2015 was $18 and represented 18% of Net Assets.

(G)	Security in default on interest payments.

(H)	Tri-party repurchase agreement.

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

CLO — Collateralized Loan Obligation

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

Ltd. — Limited

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

The following is a list of the level of inputs used as of March 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$88,097	$—	$88,097
Loan Participations	—	62,394	18	62,412
Asset-Backed Securities	—	40,123	—	40,123
Mortgage-Backed Securities	—	28,362	—	28,362
Collateralized Debt Obligations	—	8,014	—	8,014
U.S. Government Agency Obligations	—	1,407	—	1,407
Common Stock	—	—	—	—
Municipal Bonds	—	3,060	—	3,060
Cash Equivalent	2,295	—	—	2,295
Repurchase Agreement	—	1,100	—	1,100

Total Investments in Securities	$2,295	$232,557	$18	$234,870

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$5	$—	$—	$5
Unrealized Depreciation	(17)	—	—	(17)

Total Other Financial Instruments	$(12)	$—	$—	$(12)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

46	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 32.6%

Agency Mortgage-Backed Obligations — 25.1%
FHLMC
7.500%, 05/01/2031 to 09/01/2032	$579	$683
7.000%, 06/01/2015 to 03/01/2039	538	630
6.500%, 06/01/2017 to 09/01/2039	650	706
6.000%, 03/01/2020 to 07/01/2037	2,067	2,266
5.500%, 02/01/2017 to 01/01/2039	7,821	8,683
5.000%, 10/01/2018 to 08/01/2039	10,594	11,726
4.500%, 07/01/2026 to 05/01/2044	4,397	4,888
4.000%, 04/01/2019 to 02/01/2045	11,463	12,373
3.500%, 12/01/2028 to 01/01/2045	22,780	24,080
1.620%, 11/21/2019	390	388
FHLMC ARM (A)
3.422%, 04/01/2044	1	1
2.896%, 08/01/2044	383	397
2.833%, 01/01/2045	—	—
2.699%, 02/01/2045	32	33
2.574%, 12/01/2042	215	221
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	15	16
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	669	743
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	117	136

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	$883	$996
FHLMC CMO, Ser 2002-48, Cl 1A
5.621%, 07/25/2033 (A)	14	16
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/2043	185	216
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	145	175
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	204	250
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	207	251
FHLMC CMO, Ser 2005-2945, Cl SA
11.980%, 03/15/2020 (A)	489	553
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	568	627
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	1,690	1,925
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	509	550
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.856%, 05/15/2038 (A)	155	18
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.056%, 01/15/2040 (A)	135	25
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	345	365
FHLMC CMO, Ser 2011-3876, Cl NB
5.000%, 08/15/2038	493	534
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.776%, 10/15/2041 (A)	1,015	180
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	1,564	1,598
FHLMC CMO, Ser 2012-3997, Cl SK, IO
6.426%, 11/15/2041 (A)	828	164
FHLMC CMO, Ser 2012-4054, Cl SA, IO
5.876%, 08/15/2039 (A)	1,646	196

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	47

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2012-4076, Cl SW, IO
5.876%, 07/15/2042 (A)	$81	$16
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	1,603	196
FHLMC CMO, Ser 2012-4097, Cl ST, IO
5.876%, 08/15/2042 (A)	159	30
FHLMC CMO, Ser 2012-4136, Cl SE, IO
5.976%, 11/15/2042 (A)	160	36
FHLMC CMO, Ser 2012-4136, Cl SJ, IO
5.976%, 11/15/2042 (A)	172	40
FHLMC CMO, Ser 2012-4136, Cl SQ, IO
5.976%, 11/15/2042 (A)	247	53
FHLMC CMO, Ser 2013-300, Cl 300
3.000%, 01/15/2043	1,888	1,924
FHLMC CMO, Ser 2013-4174, Cl SA, IO
6.026%, 05/15/2039 (A)	507	89
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.076%, 09/15/2042 (A)	490	81
FHLMC CMO, Ser 2013-4227, Cl AB
3.500%, 10/15/2037	1,048	1,102
FHLMC CMO, Ser 2015-342, Cl 300
3.000%, 07/15/2043	3,803	3,860
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	1,036	1,087
FHLMC CMO, Ser 2015-4430, Cl A
4.000%, 04/15/2041	1,544	1,640
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2014-KF05, Cl A
0.521%, 09/25/2021 (A)	4,238	4,238
FHLMC Multifamily Structured Pass-Through Certificates, Ser K007, Cl X1, IO
1.358%, 04/25/2020 (A)	1,064	—
FHLMC Multifamily Structured Pass-Through Certificates, Ser K008, Cl X1, IO
1.652%, 06/25/2020 (A)	2,941	190
FHLMC Multifamily Structured Pass-Through Certificates, Ser K015, Cl X1, IO
1.651%, 07/25/2021 (A)	1,421	122

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.563%, 10/25/2021 (A)	$294	$25
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSCT, Cl A2
4.285%, 01/25/2020	915	1,018
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M1
1.824%, 08/25/2024 (A) (B)	413	416
FHLMC TBA
3.500%, 05/01/2041	600	627
FNMA
7.000%, 09/01/2026 to 02/01/2039	1,812	2,143
6.500%, 05/01/2017 to 05/01/2040	542	590
6.000%, 10/01/2019 to 07/01/2037	5,812	6,656
5.500%, 09/01/2016 to 08/01/2041	3,690	4,163
5.000%, 01/01/2020 to 05/01/2042	15,531	17,534
4.500%, 04/01/2025 to 12/31/2049	34,876	38,397
4.000%, 08/01/2020 to 04/01/2045	59,853	65,046
3.840%, 08/01/2021	3,026	3,331
3.762%, 12/01/2020	2,981	3,253
3.665%, 10/01/2020	1,802	1,965
3.614%, 12/01/2020	1,951	2,122
3.500%, 12/01/2029 to 02/01/2045	19,713	20,901
3.000%, 08/01/2033 to 09/01/2042	7,565	7,821
2.830%, 06/01/2022	1,200	1,250
2.500%, 10/01/2042	941	932
FNMA - ACES, Ser 2012-M14, Cl X2, IO
0.533%, 09/25/2022 (A)	18,569	556
FNMA - ACES, Ser 2014-M12, Cl FA
0.451%, 10/25/2021 (A)	2,964	2,969
FNMA ARM (A)
3.225%, 04/01/2044	2,299	2,412
2.726%, 01/01/2045	683	706
2.581%, 03/01/2045	192	198
2.142%, 10/01/2035	2,492	2,624
2.139%, 11/01/2035	309	325
2.133%, 11/01/2035	384	404
2.110%, 11/01/2035	303	319
2.107%, 11/01/2035	373	390

48	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.102%, 11/01/2035	$1,394	$1,467
2.099%, 11/01/2035	319	335
2.065%, 10/01/2035	1,681	1,768
2.030%, 10/01/2035	207	217
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	1,222	135
FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	800	139
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	1,105	208
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	391	437
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	151	179
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	551	638
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	1,203	1,308
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	2,861	374
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	164	180
FNMA CMO, Ser 2006-112, Cl ST, IO
6.529%, 11/25/2036 (A)	2,247	375
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/2036	118	138
FNMA CMO, Ser 2008-22, Cl SI, IO
6.256%, 03/25/2037 (A)	3,972	259
FNMA CMO, Ser 2009-20, Cl DT
4.500%, 04/25/2039	506	561
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (C)	3,031	2,958
FNMA CMO, Ser 2010-142, Cl SM, IO
6.356%, 12/25/2040 (A)	205	33
FNMA CMO, Ser 2010-150, Cl SK, IO
6.291%, 01/25/2041 (A)	762	141
FNMA CMO, Ser 2011-117, Cl LS, IO
6.393%, 10/25/2040 (A)	1,679	334
FNMA CMO, Ser 2011-53, Cl TN
4.000%, 06/25/2041	1,434	1,547
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	2,060	2,468

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2011-59, Cl SW, IO
6.469%, 07/25/2041 (A)	$1,463	$288
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	1,276	159
FNMA CMO, Ser 2011-96, Cl SA, IO
6.376%, 10/25/2041 (A)	2,418	432
FNMA CMO, Ser 2012-112, Cl DA
3.000%, 10/25/2042	2,402	2,451
FNMA CMO, Ser 2012-128, Cl SL, IO
5.976%, 11/25/2042 (A)	347	83
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.976%, 11/25/2042 (A)	522	128
FNMA CMO, Ser 2012-133, Cl CS, IO
5.976%, 12/25/2042 (A)	332	68
FNMA CMO, Ser 2012-133, Cl SA, IO
5.976%, 12/25/2042 (A)	172	43
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	448	460
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	184	207
FNMA CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	413	423
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	775	884
FNMA CMO, Ser 2012-70, Cl YS, IO
6.476%, 02/25/2041 (A)	220	43
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (C)	61	56
FNMA CMO, Ser 2012-74, Cl SA, IO
6.476%, 03/25/2042 (A)	790	146
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (C)	121	113
FNMA CMO, Ser 2012-93, Cl SG, IO
5.926%, 09/25/2042 (A)	405	82
FNMA CMO, Ser 2012-M12, Cl 1A
2.840%, 08/25/2022 (A)	3,246	3,393
FNMA CMO, Ser 2013-10, Cl JS, IO
5.979%, 02/25/2043 (A)	1,172	271

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	49

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2013-10, Cl SJ, IO
5.979%, 02/25/2043 (A)	$1,298	$302
FNMA CMO, Ser 2013-133, Cl AB
4.000%, 06/25/2039	631	680
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	6,979
FNMA CMO, Ser 2013-67, Cl KS, IO
5.926%, 07/25/2043 (A)	444	108
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	837	961
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	5,848	6,616
FNMA CMO, Ser 2013-9, Cl SA, IO
5.979%, 03/25/2042 (A)	972	168
FNMA CMO, Ser 2013-94, Cl HA
4.000%, 01/25/2040	281	304
FNMA CMO, Ser 2014-9, Cl A
4.000%, 05/25/2037	536	581
FNMA CMO, Ser 2014-M2, Cl A2
3.513%, 12/25/2023 (A)	1,770	1,916
FNMA CMO, Ser 2014-M4, Cl A2
3.346%, 03/25/2024 (A)	2,795	2,989
FNMA CMO, Ser 2015-M2, Cl A3
3.058%, 12/25/2024 (A)	2,667	2,789
FNMA CMO, Ser 2015-M5, Cl A1
2.966%, 12/31/2049 (A)	3,335	3,437
FNMA TBA
5.000%, 05/01/2038	1,100	1,222
4.500%, 05/01/2038	15,750	17,139
4.000%, 04/01/2039 to 05/15/2045	27,990	29,898
3.500%, 05/15/2026 to 05/25/2045	41,350	43,407
3.000%, 05/25/2026 to 05/25/2045	28,050	28,962
2.500%, 05/01/2017 to 04/25/2030	6,690	6,868
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	251	274
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045	12,801	146
GNMA
8.000%, 11/15/2029 to 09/15/2030	63	71
7.500%, 03/15/2029	89	110

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.500%, 04/15/2026 to 09/15/2035	$2,967	$3,460
6.000%, 10/15/2023 to 10/20/2040	5,549	6,422
5.000%, 07/20/2040 to 11/20/2040	1,487	1,668
4.500%, 04/20/2041	2,150	2,346
GNMA CMO, Ser 2007-17, Cl IB, IO
6.074%, 04/20/2037 (A)	1,007	189
GNMA CMO, Ser 2010-31, Cl GS, IO
6.324%, 03/20/2039 (A)	239	30
GNMA CMO, Ser 2010-4, Cl NS, IO
6.216%, 01/16/2040 (A)	8,233	1,193
GNMA CMO, Ser 2010-47, Cl XN, IO
6.376%, 04/16/2034 (A)	34	1
GNMA CMO, Ser 2010-85, Cl HS, IO
6.474%, 01/20/2040 (A)	198	33
GNMA CMO, Ser 2010-H27, Cl FA
0.551%, 12/20/2060 (A)	1,709	1,704
GNMA CMO, Ser 2010-H28, Cl FE
0.571%, 12/20/2060 (A)	1,015	1,013
GNMA CMO, Ser 2011-H08, Cl FG
0.651%, 03/20/2061 (A)	1,062	1,064
GNMA CMO, Ser 2011-H09, Cl AF
0.671%, 03/20/2061 (A)	718	720
GNMA CMO, Ser 2012-152, Cl IO, IO
0.754%, 01/16/2054 (A)	9,575	609
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	1,197	137
GNMA CMO, Ser 2012-78, Cl AB
2.002%, 04/16/2050	637	628
GNMA CMO, Ser 2012-98, Cl SA, IO
5.893%, 08/16/2042 (A)	618	104
GNMA CMO, Ser 2013-152, Cl HS, IO
6.524%, 06/20/2043 (A)	1,163	207
GNMA CMO, Ser 2013-162, Cl IO, IO
1.039%, 09/16/2046 (A)	8,502	557

50	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2013-178, Cl A
2.250%, 03/16/2035	$158	$160
GNMA CMO, Ser 2013-178, Cl IO, IO
0.931%, 06/16/2055 (A)	1,886	113
GNMA CMO, Ser 2015-41, Cl A
2.700%, 11/16/2054	630	643
GNMA TBA
4.000%, 04/01/2040 to 05/01/2042	7,000	7,508
3.500%, 05/15/2041 to 04/15/2045	28,420	29,867
3.000%, 04/15/2043 to 04/20/2045	6,055	6,235
NCUA Guaranteed Notes, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	756	771
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
0.541%, 11/06/2017 (A)	1,433	1,436

		531,080

Non-Agency Mortgage-Backed Obligations — 7.4%
Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 3A1
2.343%, 02/25/2035 (A) (B)	2,148	2,071
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
0.311%, 03/25/2037 (A) (B)	3,009	2,228
Alternative Loan Trust, Ser 2005-36, Cl 3A1
2.516%, 08/25/2035 (A) (B)	2,944	2,478
Alternative Loan Trust, Ser 2006-18CB, Cl A6
27.916%, 07/25/2036 (A) (B)	500	840
Alternative Loan Trust, Ser 2006-OA11, Cl A4
0.361%, 09/25/2046 (A) (B)	661	539
Alternative Loan Trust, Ser 2007-23CB, Cl A7
0.571%, 09/25/2037 (A) (B)	3,596	2,339
American Home Mortgage Assets Trust, Ser 2006-6, Cl A1A
0.361%, 12/25/2046 (A) (B)	2,113	1,482
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.358%, 06/25/2045 (A) (B)	2,408	2,345
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
2.108%, 11/25/2045 (A) (B)	2,209	1,766

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl AM
5.448%, 09/10/2047	$100	$105
Banc of America Commercial Mortgage Trust, Ser 2007-3, Cl A3
5.577%, 06/10/2049 (A)	968	970
Banc of America Funding Trust, Ser 2003-1, Cl A1
6.000%, 05/20/2033 (B)	8	8
Banc of America Funding Trust, Ser 2006-G, Cl 2A3
0.346%, 07/20/2036 (A) (B)	65	65
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-4, Cl A5A
4.933%, 07/10/2045	105	105
BCAP 2015-RR2 Trust, Ser 2015-RR2, Cl 21A1
0.571%, 03/28/2037 (A) (B)	1,710	1,569
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.277%, 05/25/2034 (A) (B)	217	211
Bear Stearns ALT-A Trust, Ser 2004-12, Cl 1A3
0.871%, 01/25/2035 (A) (B)	1,034	1,005
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035 (A) (B)	2,306	2,330
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
7.479%, 11/25/2035 (A) (B)	6,358	1,986

Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl AJ
5.896%, 06/11/2050 (A)	200	207
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl AJ
5.384%, 01/15/2046 (A)	590	557
CD Commercial Mortgage Trust, Ser 2007-CD3, Cl AJ
5.688%, 10/15/2048	170	169
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl AJ
5.398%, 12/11/2049 (A)	310	262
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A) (B)	729	821
CGBRAM Commerical Mortgage Trust, Ser 2014-HD, Cl E
3.175%, 02/15/2031 (A) (B)	640	635

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	51

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CG-CCRE Commercial Mortgage Trust, Ser 2014-FL1, Cl A
1.125%, 06/15/2031 (A) (B)	$630	$629
Citigroup Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.482%, 10/15/2049	270	268
Citigroup Commercial Mortgage Trust, Ser 20098-C7, Cl AJA
6.150%, 12/10/2049 (A)	140	139
Citigroup Commercial Mortgage Trust, Ser 2013-GC17, Cl A4
4.131%, 11/10/2046	175	194
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl AAB
3.552%, 03/10/2047	354	377
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl E
4.400%, 03/10/2047 (A) (B)	780	642
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	272	279
COBALT Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (A)	130	139
COMM Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/2046 (B)	614	675
COMM Mortgage Trust, Ser 2010-C1, Cl XWB, IO
0.692%, 07/10/2046 (A) (B)	13,060	510
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	171	172
COMM Mortgage Trust, Ser 2013-CR9, Cl E
4.259%, 07/10/2045 (A) (B)	780	640
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	57	63
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	210	232
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	90	100
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.085%, 10/10/2046 (A)	40	44
COMM Mortgage Trust, Ser 2013-LC6, Cl AM
3.282%, 01/10/2046	269	278
COMM Mortgage Trust, Ser 2014-CR18, Cl ASB
3.452%, 07/15/2047	310	329

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser 2014-CR19, Cl A5
3.796%, 08/10/2047	$539	$582
COMM Mortgage Trust, Ser 2014-CR20, Cl ASB
3.305%, 11/10/2047	235	247
COMM Mortgage Trust, Ser 2014-SAVA, Cl D
3.275%, 06/15/2034 (A) (B)	870	871
COMM Mortgage Trust, Ser 2014-UBS3, Cl A4
3.819%, 06/12/2047	354	383
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	1,406	1,501
COMM Mortgage Trust, Ser 2014-UBS5, Cl A4
3.838%, 09/10/2047	283	306
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	191	203
COMM Mortgage Trust, Ser 2014-UBS6, Cl AM
4.048%, 12/10/2047 (A)	669	716
COMM Mortgage Trust, Ser 2014-UBS6, Cl ASB
3.387%, 08/10/2024	633	668
COMM Mortgage Trust, Ser 2015-CR22, Cl A5
3.309%, 03/10/2048	257	267
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	60	62
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (B)	100	105
Commercial Mortgage Pass-Through Certificates, Ser 2014-LC15, Cl ASB
3.528%, 04/10/2047	553	587
Commercial Mortgage Trust, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	278	280
Commercial Mortgage Trust, Ser 2006-GG7, Cl AM
5.785%, 07/10/2038 (A)	400	419
Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
3.174%, 07/25/2024 (A) (B)	4,810	4,526
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033 (B)	581	593

52	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/2034 (B)	$111	$113
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.221%, 08/25/2035 (A) (B)	242	169
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.574%, 09/25/2035 (A) (B)	1,703	1,529
Credit Suisse Commercial Mortgage Trust, Ser 2006-C3, Cl AJ
5.807%, 06/15/2038 (A)	880	876
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.615%, 01/15/2049 (A)	582	624
Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, Cl AJ
5.704%, 06/15/2039 (A)	540	507
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.550%, 10/25/2033 (A) (B)	1,644	1,622
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (A)	194	195
Credit Suisse Mortgage Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (B)	520	561
Credit Suisse Mortgage Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (B)	590	558
Credit Suisse Mortgage Trust, Ser 2015-3R, Cl 1A1
0.371%, 07/29/2037	1,110	1,045
Credit Suisse Mortgage Trust, Ser 2015-Town, Cl F
4.675%, 03/15/2017	650	637
CSAIL Commercial Mortgage Trust, Ser 2015-C1, Cl A4
3.505%, 04/15/2050	572	606
CSAIL Commercial Mortgage Trust, Ser 2015-C1, Cl AS
3.791%, 04/15/2050	262	277
CSMC Trust, Ser 2014-TIKI, Cl F
4.003%, 09/15/2016 (A) (B)	1,900	1,895
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	804	818
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A2
3.386%, 07/10/2044 (B)	2,021	2,068

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (B)	$671	$753
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl A2
3.642%, 08/10/2044	2,690	2,761
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.974%, 11/19/2044 (A) (B)	1,372	1,190
Equity Mortgage Trust, Ser 2014-INNS, Cl D
2.525%, 05/08/2019 (A) (B)	420	419
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M1
1.424%, 01/25/2025 (A) (B)	295	296
Fund America Investors II, Ser 1993-A, Cl A2
3.578%, 06/25/2023 (A) (B)	31	32
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/2035 (A) (B)	245	247
GS Mortgage Securities Trust, Ser 2007-GG10, Cl AM
5.796%, 08/10/2045 (A)	2,180	2,235
GS Mortgage Securities Trust, Ser 2011-GC3, Cl A2
3.645%, 03/10/2044 (B)	434	441
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.668%, 08/10/2044 (A) (B)	1,171	65
GS Mortgage Securities Trust, Ser 2012-GC6, Cl A1
1.282%, 01/10/2045	19	19
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A1
1.144%, 05/10/2045	149	149
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A2
2.318%, 05/10/2045	222	226
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	340	387
GS Mortgage Securities Trust, Ser 2014-GC18, Cl AAB
3.648%, 01/10/2047	311	334
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AAB
3.655%, 04/10/2047	717	770
GS Mortgage Securities Trust, Ser 2014-GC24, Cl AAB
3.650%, 09/10/2047	1,050	1,128

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	53

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities Trust, Ser 2014-GC26, Cl AAB
3.365%, 11/10/2047	$394	$416
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%, 11/10/2047	680	721
GS Mortgage Securities Trust, Ser 2015-GC28, Cl A5
3.396%, 02/10/2048	524	548
GS Mortgage Securities Trust, Ser 2015-GC28, Cl AS
3.759%, 02/10/2048	572	600
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A) (B)	33	33
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.582%, 10/25/2033 (A) (B)	474	479
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 3A5
2.586%, 07/25/2035 (A) (B)	5,907	5,713
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
2.580%, 05/19/2034 (A) (B)	2,540	2,530
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.521%, 08/25/2036 (A) (B)	196	192
Impac Secured Assets Trust, Ser 2006-5, Cl 2A
0.374%, 12/25/2036 (A) (B)	1,687	1,582
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (B)	1,766	2,060
IndyMac IMSC Mortgage Loan Trust, Ser 2007-HOA1, Cl A21
0.264%, 07/25/2047 (A) (B)	27	18
IndyMac IMSC Mortgage Loan Trust, Ser 2007-HOA1, Cl A22
0.354%, 07/25/2047 (A) (B)	2,109	1,385
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.081%, 11/15/2045 (A)	190	211
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.888%, 01/15/2047 (A)	100	113
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Cl AS
3.914%, 11/15/2047 (A)	610	651
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl ASB
3.407%, 11/15/2047	35	37

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Alternative Loan Trust, Ser 2007-S1, Cl A1
0.454%, 04/25/2047 (A) (B)	$2,504	$2,256
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	25	25
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB14, Cl A4
5.481%, 12/12/2044 (A)	190	194
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl AJ
5.502%, 06/12/2047 (A)	1,505	1,510
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AM
5.868%, 02/12/2051 (A)	250	274
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (B)	1,393	1,520
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (B)	245	254
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A2
3.673%, 02/15/2046 (B)	649	666
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A3
4.388%, 02/15/2046 (B)	3,025	3,263
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A2
1.677%, 12/15/2047	218	220
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C10, Cl ASB
2.702%, 12/15/2047	445	456
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.572%, 07/15/2047 (A)	610	649
JPMorgan Mortgage Trust, Ser 2015-IVR2, Cl A2
2.773%, 03/25/2045 (A) (B)	540	546
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl AM
5.906%, 07/15/2044 (A)	280	305

54	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ
6.121%, 07/15/2040 (A)	$170	$177
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.169%, 09/15/2045 (A)	160	177
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.471%, 11/25/2035 (A) (B)	970	867
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (B)	2,049	2,030
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.602%, 02/25/2034 (A) (B)	628	633
Merrill Lynch Mortgage Investors Trust, Ser 2004-B, Cl A3
2.016%, 05/25/2029 (A) (B)	421	422
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A4
5.047%, 07/12/2038 (A)	104	104
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl AJ
5.802%, 08/12/2043 (A)	560	568
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%, 08/12/2048 (A)	670	660
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
6.193%, 09/12/2049 (A)	1,200	1,161
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	636	640
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	83	85
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	222	225
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C15, Cl ASB
3.654%, 04/15/2047	253	271
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl ASB
3.477%, 06/15/2047	71	75
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Cl E
3.012%, 03/15/2048 (B)	1,000	633

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I Trust, Ser 2006-IQ12, Cl AJ
5.399%, 12/15/2043	$790	$715
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A2
3.476%, 06/15/2044 (B)	759	779
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	695	715
Motel 6 Trust, Ser 2015-MTL6, Cl F
5.000%, 02/05/2030 (B)	1,660	1,620
PFP III, Ser 2014-1, Cl D
4.275%, 06/14/2031 (A) (B)	260	260
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (B)	1,533	1,495
RALI Trust, Ser 2005-QS2, Cl A1
5.500%, 02/25/2035 (B)	2,329	2,333
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031 (B)	164	169
Residential Asset Securitization Trust, Ser 2004-A6, Cl A1
5.000%, 08/25/2019 (B)	112	115
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.477%, 12/25/2034 (A) (B)	485	487
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-10, Cl 2A
2.395%, 08/25/2034 (A) (B)	990	980
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-7, Cl 2AS2
2.583%, 08/25/2015 (A) (B)	4,594	3,655
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/2035 (B)	1,362	1,192
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.500%, 12/10/2045 (A) (B)	670	670
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl XA, IO
1.844%, 12/10/2045 (A) (B)	1,838	183
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	178	185

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	55

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A4
3.244%, 04/10/2046	$30	$31
UBS-Citigroup Commercial Mortgage Trust, Ser 2001-C1, Cl A2
2.804%, 01/10/2045	3,200	3,277
VNDO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (B)	110	113
Wachovia Bank Commercial Mortgage Trust, Ser 2006C23, Cl A4
5.418%, 01/15/2045 (A)	12	12
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AJ
5.413%, 12/15/2043 (A)	1,204	1,232
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	260	276
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl AJ
5.660%, 04/15/2047 (A)	300	313
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR5, Cl A6
2.368%, 05/25/2035 (A) (B)	8,881	8,862
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR13, Cl 1A
1.001%, 10/25/2046 (A) (B)	2,420	1,929
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA1, Cl A1A
0.821%, 02/25/2047 (A) (B)	3,631	2,910
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.464%, 10/25/2047 (A) (B)	2,312	2,120
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
0.828%, 01/25/2047 (A) (B)	2,070	1,466
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018 (B)	86	86

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl B
4.301%, 07/15/2046 (A)	$20	$22
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
2.615%, 06/25/2034 (A) (B)	1,015	1,021
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.079%, 02/15/2044 (A) (B)	3,419	94
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl XA, IO
1.579%, 03/15/2044 (A) (B)	10,778	554
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A3
4.394%, 06/15/2044 (B)	2,420	2,624
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	3,125	3,371
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.569%, 06/15/2045 (A) (B)	354	30
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/2045	1,685	1,749
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl D
3.909%, 09/15/2057 (A) (B)	740	668
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl D
3.993%, 10/14/2057 (A) (B)	650	590

		157,729

Total Mortgage-Backed Securities (Cost $686,426) ($ Thousands)		688,809

CORPORATE OBLIGATIONS — 27.3%

Consumer Discretionary — 2.1%
1011778 BC ULC
6.000%, 04/01/2022 (B)	390	404
21st Century Fox America
6.650%, 11/15/2037	180	243
6.200%, 12/15/2034	65	83
Amazon.com
4.950%, 12/05/2044	1,665	1,817
3.800%, 12/05/2024	695	730
Bed Bath & Beyond
5.165%, 08/01/2044	315	347
CCOH Safari
5.750%, 12/01/2024	170	175
Coach
4.250%, 04/01/2025	420	426

56	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Comcast
6.950%, 08/15/2037	$450	$641
6.550%, 07/01/2039	270	369
6.500%, 01/15/2017	890	976
6.400%, 03/01/2040	150	204
4.250%, 01/15/2033	180	193
4.200%, 08/15/2034 (D)	200	217
3.375%, 02/15/2025	310	324
Comcast Cable Communications Holdings
9.455%, 11/15/2022	560	815
Cox Communications (B)
6.950%, 06/01/2038	20	26
4.800%, 02/01/2035	410	431
4.700%, 12/15/2042	10	10
CSC Holdings
6.750%, 11/15/2021	270	300
Daimler Finance North America LLC (B)
2.375%, 08/01/2018	1,460	1,497
1.875%, 01/11/2018	502	508
1.300%, 07/31/2015	150	150
1.125%, 03/10/2017	975	976
DIRECTV Holdings
6.000%, 08/15/2040	845	958
4.450%, 04/01/2024	545	582
3.950%, 01/15/2025	745	768
3.800%, 03/15/2022	213	221
DISH DBS
5.875%, 07/15/2022	250	254
5.875%, 11/15/2024	1,010	1,011
5.125%, 05/01/2020	80	81
ERAC USA Finance (B)
5.625%, 03/15/2042	479	559
4.500%, 02/15/2045	150	152
Family Tree Escrow
5.250%, 03/01/2020 (B)	280	293
Ford Motor
4.750%, 01/15/2043 (D)	1,640	1,793
General Motors
6.250%, 10/02/2043	100	123
5.200%, 04/01/2045	85	92
5.000%, 04/01/2035	110	117
3.500%, 10/02/2018	660	676
General Motors Financial
4.750%, 08/15/2017	1,000	1,053
4.375%, 09/25/2021	180	191
4.250%, 05/15/2023	180	187
3.250%, 05/15/2018	150	153
2.750%, 05/15/2016	200	202
Grupo Televisa
5.000%, 05/13/2045	270	281
Hilton Worldwide Finance
5.625%, 10/15/2021	920	968

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hyundai Capital America (B)
2.600%, 03/19/2020	$585	$591
2.125%, 10/02/2017	270	273
2.000%, 03/19/2018	235	239
Johnson Controls
4.950%, 07/02/2064	155	166
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (B)	854	863
NBCUniversal Media
4.375%, 04/01/2021	270	301
Numericable-SFR SAS
6.000%, 05/15/2022 (B)	400	405
QVC
5.950%, 03/15/2043	20	20
Reynolds Group Issuer
6.875%, 02/15/2021	180	189
Schaeffler Holding Finance BV
6.750%, 11/15/2022 (B)	370	400
Scripps Networks Interactive
3.900%, 11/15/2024	455	470
Sky PLC
3.750%, 09/16/2024 (B)	570	589
Taylor Morrison Communities (B)
7.750%, 04/15/2020	120	127
5.250%, 04/15/2021	460	455
Thomson Reuters
3.850%, 09/29/2024	465	481
Time Warner
7.700%, 05/01/2032	1,010	1,436
6.250%, 03/29/2041	265	342
4.750%, 03/29/2021	730	815
3.550%, 06/01/2024	1,365	1,414
Time Warner Cable
8.250%, 04/01/2019	2,265	2,770
6.550%, 05/01/2037	775	973
5.500%, 09/01/2041	325	373
Time Warner Entertainment
8.375%, 07/15/2033	270	396
Toyota Motor Credit MTN
3.400%, 09/15/2021	580	617
2.750%, 05/17/2021	710	734
1.250%, 10/05/2017	1,150	1,153
1.125%, 05/16/2017	1,135	1,138
United Business Media
5.750%, 11/03/2020 (B)	490	541
Univision Communications
6.750%, 09/15/2022 (B)	310	332
Viacom
5.250%, 04/01/2044	205	220
4.850%, 12/15/2034	670	692
4.250%, 09/01/2023	200	211

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	57

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Volkswagen Group of America Finance (B)
2.450%, 11/20/2019	$490	$501
2.125%, 05/23/2019	490	493
Volkswagen International Finance
1.125%, 11/18/2016 (B)	1,115	1,119
Yum! Brands
5.350%, 11/01/2043	270	299

		44,715

Consumer Staples — 1.7%
Altria Group
9.950%, 11/10/2038	150	260
9.250%, 08/06/2019	1,250	1,604
5.375%, 01/31/2044	410	480
4.750%, 05/05/2021	720	804
4.500%, 05/02/2043	350	362
4.000%, 01/31/2024	260	279
2.625%, 01/14/2020	640	650
Anheuser-Busch InBev Finance
2.625%, 01/17/2023	405	399
2.150%, 02/01/2019	825	839
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	2,570	3,110
5.375%, 01/15/2020	1,140	1,313
5.000%, 04/15/2020	430	490
2.500%, 07/15/2022	330	326
Anheuser-Busch LLC
5.050%, 10/15/2016	940	1,001
Coca-Cola Femsa
2.375%, 11/26/2018	680	694
ConAgra Foods
1.900%, 01/25/2018	480	481
CVS Health
5.750%, 05/15/2041	970	1,238
Diageo Capital PLC
4.828%, 07/15/2020	1,580	1,795
Heineken
1.400%, 10/01/2017 (B)	320	322
HJ Heinz
4.875%, 02/15/2025 (B)	630	683
JM Smucker
4.375%, 03/15/2045 (B)	110	115
Kraft Foods Group
6.500%, 02/09/2040	225	291
5.375%, 02/10/2020	455	517
5.000%, 06/04/2042	215	238
3.500%, 06/06/2022	1,350	1,397
Kroger
6.900%, 04/15/2038	260	355
2.950%, 11/01/2021	375	382

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lorillard Tobacco
8.125%, 06/23/2019	$20	$24
3.750%, 05/20/2023	840	855
Molson Coors Brewing
3.500%, 05/01/2022 (D)	100	103
Mondelez International
4.000%, 02/01/2024	870	942
PepsiCo
4.250%, 10/22/2044	735	784
4.000%, 03/05/2042	110	113
Pernod Ricard (B)
5.750%, 04/07/2021	724	840
5.500%, 01/15/2042 (D)	150	182
4.450%, 01/15/2022	1,050	1,138
2.950%, 01/15/2017	360	370
Philip Morris International
4.500%, 03/20/2042	390	423
2.900%, 11/15/2021	690	709
2.500%, 08/22/2022	340	338
Reynolds American
6.750%, 06/15/2017	1,260	1,398
3.250%, 11/01/2022	340	338
Sysco
3.000%, 10/02/2021	610	630
2.350%, 10/02/2019	855	875
Tyson Foods
5.150%, 08/15/2044	130	151
4.500%, 06/15/2022	300	331
Walgreens Boots Alliance
4.800%, 11/18/2044	220	237
3.300%, 11/18/2021	730	752
Wal-Mart Stores
4.300%, 04/22/2044	1,055	1,177
Wm Wrigley Jr (B)
3.375%, 10/21/2020	765	802
2.900%, 10/21/2019	1,089	1,123
2.400%, 10/21/2018	430	438
2.000%, 10/20/2017	205	207

		35,705

Energy — 3.7%
Anadarko Finance, Ser B
7.500%, 05/01/2031	810	1,074
Anadarko Petroleum
4.500%, 07/15/2044	400	409
Antero Resources
5.375%, 11/01/2021	210	204
Arch Coal
7.000%, 06/15/2019 (D)	600	141
Atwood Oceanics
6.500%, 02/01/2020	240	230
Baker Hughes
7.500%, 11/15/2018	1,230	1,466

58	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BG Energy Capital PLC
4.000%, 10/15/2021 (B)	$910	$948
BP Capital Markets PLC
3.561%, 11/01/2021	50	53
3.506%, 03/17/2025	1,930	1,969
3.245%, 05/06/2022	160	165
California Resources
6.000%, 11/15/2024 (B) (D)	450	395
Canadian Oil Sands
6.000%, 04/01/2042 (B)	328	296
Chesapeake Energy
6.875%, 11/15/2020	450	470
6.500%, 08/15/2017	275	289
Chevron
2.411%, 03/03/2022	495	496
1.961%, 03/03/2020	935	941
1.365%, 03/02/2018	860	864
Concho Resources
5.500%, 10/01/2022	350	353
5.500%, 04/01/2023	80	81
Conoco Funding
7.250%, 10/15/2031	50	70
ConocoPhillips
5.900%, 10/15/2032	10	13
5.900%, 05/15/2038	420	536
4.150%, 11/15/2034	630	670
2.875%, 11/15/2021	415	426
Continental Resources
5.000%, 09/15/2022	90	89
4.900%, 06/01/2044	400	353
4.500%, 04/15/2023	450	437
Devon Energy
5.600%, 07/15/2041	655	763
3.250%, 05/15/2022	530	535
Devon Financing LLC
7.875%, 09/30/2031	260	354
Diamond Offshore Drilling
4.875%, 11/01/2043 (D)	75	63
Ecopetrol
7.375%, 09/18/2043	245	267
5.875%, 05/28/2045	895	833
Encana
6.500%, 02/01/2038	230	263
Energy Transfer Partners
8.250%, 11/15/2029	1,315	1,816
5.150%, 03/15/2045	260	262
4.050%, 03/15/2025	425	429
EnLink Midstream Partners
5.050%, 04/01/2045	405	412
Ensco
5.200%, 03/15/2025	245	246
Enterprise Products Operating LLC
4.850%, 03/15/2044	175	189
3.750%, 02/15/2025	350	361

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Exxon Mobil
3.567%, 03/06/2045	$895	$928
2.709%, 03/06/2025	740	748
1.912%, 09/06/2015	735	742
1.305%, 03/06/2018	1,220	1,227
Florida Gas Transmission
7.900%, 05/15/2019 (B)	1,000	1,195
Kerr-McGee
7.875%, 09/15/2031	430	586
6.950%, 07/01/2024	935	1,170
Key Energy Services
6.750%, 03/01/2021	1,120	722
Kinder Morgan
6.950%, 06/01/2028	6,750	7,705
5.550%, 06/01/2045	280	295
5.300%, 12/01/2034	160	165
4.300%, 06/01/2025	1,635	1,678
Kinder Morgan Energy Partners
4.300%, 05/01/2024	420	428
4.100%, 11/15/2015	580	590
Marathon Petroleum
5.000%, 09/15/2054	85	85
MarkWest Energy Partners
6.250%, 06/15/2022	38	40
5.500%, 02/15/2023	320	329
4.875%, 12/01/2024	540	552
MPLX
4.000%, 02/15/2025	155	156
Newfield Exploration
5.625%, 07/01/2024	450	468
Noble Energy
5.250%, 11/15/2043	180	188
4.150%, 12/15/2021	690	731
3.900%, 11/15/2024	500	509
Occidental Petroleum
3.125%, 02/15/2022	330	340
ONEOK Partners
6.200%, 09/15/2043	215	224
4.900%, 03/15/2025	250	253
3.800%, 03/15/2020	285	291
2.000%, 10/01/2017	450	449
Panhandle Eastern Pipeline
8.125%, 06/01/2019	2,500	3,039
Penn Virginia Resource Partners
8.375%, 06/01/2020	416	453
Petrobras Global Finance BV
6.250%, 03/17/2024 (D)	720	679
5.750%, 01/20/2020	574	532
4.875%, 03/17/2020	540	485
3.000%, 01/15/2019	385	332
Petrobras International Finance
6.125%, 10/06/2016	655	653
5.375%, 01/27/2021	2,670	2,422

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	59

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Petro-Canada
6.800%, 05/15/2038	$1,665	$2,198
Petroleos Mexicanos
6.625%, 06/15/2035	1,667	1,909
6.375%, 01/23/2045	1,080	1,207
5.625%, 01/23/2046	540	548
5.500%, 06/27/2044 (B)	200	202
4.500%, 01/23/2026 (B)	240	245
2.378%, 04/15/2025	660	672
Phillips 66
4.875%, 11/15/2044	225	241
Plains All American Pipeline
4.900%, 02/15/2045	400	421
QEP Resources
6.875%, 03/01/2021	520	552
5.250%, 05/01/2023	290	284
Range Resources
5.000%, 08/15/2022	100	100
5.000%, 03/15/2023	520	517
Regency Energy Partners
4.500%, 11/01/2023	690	693
Rowan
5.850%, 01/15/2044	180	155
5.400%, 12/01/2042	291	239
Sabine Pass Liquefaction
5.750%, 05/15/2024	220	221
5.625%, 02/01/2021	140	141
Samson Investment
9.750%, 02/15/2020	650	176
SESI LLC
7.125%, 12/15/2021	180	182
Shelf Drilling Holdings
8.625%, 11/01/2018 (B) (D)	140	114
Shell International Finance
4.375%, 03/25/2020	690	772
3.400%, 08/12/2023	595	629
Sinopec Group Overseas Development (B)
4.375%, 04/10/2024	1,150	1,248
2.750%, 05/17/2017	490	499
Southern Natural Gas LLC
8.000%, 03/01/2032	170	211
Spectra Energy Partners
4.500%, 03/15/2045	1,060	1,076
Statoil
2.900%, 11/08/2020	1,245	1,304
2.250%, 11/08/2019	460	468
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	495	521
Talisman Energy
3.750%, 02/01/2021	360	354

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TC PipeLines
4.650%, 06/15/2021	$160	$168
4.375%, 03/13/2025	360	364
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	1,638	2,119
Total Capital International
2.875%, 02/17/2022	850	871
2.750%, 06/19/2021	290	297
2.100%, 06/19/2019	435	441
TransCanada PipeLines
4.625%, 03/01/2034	815	877
Valero Energy
4.900%, 03/15/2045	245	253
3.650%, 03/15/2025	370	378
Weatherford International
5.950%, 04/15/2042	335	294
4.500%, 04/15/2022	265	242
Western Gas Partners
5.375%, 06/01/2021	165	182
Williams
7.875%, 09/01/2021	505	586
7.750%, 06/15/2031	861	988
Williams Partners
6.125%, 07/15/2022	680	720
4.875%, 03/15/2024	100	100
4.000%, 09/15/2025	420	412

		79,011

Financials — 11.1%
Abbey National Treasury Services
2.375%, 03/16/2020	965	972
ACE INA Holdings
3.150%, 03/15/2025	605	619
AIA Group MTN
3.200%, 03/11/2025 (B)	490	494
Allstate
3.150%, 06/15/2023	555	573
Ally Financial
7.500%, 09/15/2020	626	733
American Express
6.800%, 09/01/2066 (A)	1,790	1,880
American Express Credit MTN
2.250%, 08/15/2019	1,025	1,040
1.750%, 06/12/2015	1,231	1,233
American Honda Finance MTN
3.875%, 09/21/2020 (B)	1,065	1,155
American International Group
6.400%, 12/15/2020	359	435
6.250%, 03/15/2037	1,670	1,903
5.850%, 01/16/2018	860	961
4.500%, 07/16/2044	250	268
4.375%, 01/15/2055	215	217

60	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Tower‡
3.500%, 01/31/2023	$552	$547
3.450%, 09/15/2021	565	577
ANZ National International
1.850%, 10/15/2015 (B)	470	474
Assurant
2.500%, 03/15/2018	580	590
Australia & New Zealand Banking Group
4.500%, 03/19/2024 (B)	575	601
Bank of America MTN
8.950%, 05/18/2017 (A)	1,790	1,884
8.680%, 05/02/2017 (A)	3,160	3,307
6.250%, 09/29/2049 (A)	1,030	1,049
6.050%, 05/16/2016	350	367
6.000%, 09/01/2017	665	732
5.750%, 12/01/2017	305	336
5.700%, 05/02/2017	1,300	1,401
5.650%, 05/01/2018	270	299
5.625%, 10/14/2016	3,135	3,338
5.625%, 07/01/2020	110	127
5.420%, 03/15/2017	4,300	4,593
5.000%, 05/13/2021	90	102
5.000%, 01/21/2044	1,430	1,641
4.875%, 04/01/2044	780	878
4.500%, 04/01/2015	180	180
4.250%, 10/22/2026	450	464
4.200%, 08/26/2024	830	859
4.000%, 04/01/2024	1,500	1,596
4.000%, 01/22/2025	530	534
3.875%, 03/22/2017	280	293
3.625%, 03/17/2016	2,275	2,330
3.300%, 01/11/2023	160	162
2.600%, 01/15/2019	670	682
1.650%, 03/26/2018	665	667
1.500%, 10/09/2015	1,311	1,317
Bank of New York Mellon MTN
3.400%, 05/15/2024	1,865	1,952
2.200%, 03/04/2019	630	640
Barclays
3.650%, 03/16/2025	595	597
Barclays Bank
4.375%, 09/11/2024	285	289
Barclays Bank PLC MTN
6.050%, 12/04/2017 (B)	420	462
BB&T MTN
2.450%, 01/15/2020	385	392
Bear Stearns
6.400%, 10/02/2017	70	78
4.650%, 07/02/2018	995	1,084
BNP Paribas MTN
2.375%, 09/14/2017	320	326
Boeing Capital
4.700%, 10/27/2019	490	552

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BPCE
5.150%, 07/21/2024 (B)	$210	$225
Capital One Financial
3.200%, 02/05/2025	445	441
Chase Capital VI
0.880%, 08/01/2028 (A)	1,750	1,487
CIT Group
5.000%, 08/01/2023	580	594
Citigroup
6.875%, 03/05/2038	370	512
6.675%, 09/13/2043	130	173
6.625%, 06/15/2032	100	125
6.300%, 12/29/2049 (A)	520	531
5.950%, 12/29/2049 (A)	360	364
5.900%, 12/29/2049 (A) (D)	220	222
5.500%, 09/13/2025	750	850
5.350%, 05/29/2049 (A)	390	377
5.300%, 05/06/2044	240	270
4.050%, 07/30/2022	70	73
3.500%, 05/15/2023	500	499
2.500%, 09/26/2018	3,330	3,395
2.400%, 02/18/2020	530	532
1.750%, 05/01/2018	1,835	1,832
1.700%, 07/25/2016	660	665
1.550%, 08/14/2017	940	941
0.534%, 06/09/2016 (A)	3,650	3,628
Citigroup Capital III
7.625%, 12/01/2036	1,500	1,957
CME Group
3.000%, 03/15/2025	860	869
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (B)	10	11
Cooperatieve Centrale Raiffeisen-Boerenleenbank
11.000%, 12/31/2049 (A) (B)	1,050	1,352
4.625%, 12/01/2023	1,100	1,189
Countrywide Financial
6.250%, 05/15/2016	1,080	1,136
Credit Agricole (B)
8.375%, 12/31/2049 (A)	1,550	1,832
4.375%, 03/17/2025	515	521
Credit Suisse MTN
5.400%, 01/14/2020	1,350	1,522
Credit Suisse Group Funding Guernsey
3.750%, 03/26/2025 (B)	870	880
Credit Suisse NY MTN
3.625%, 09/09/2024	785	811
0.583%, 08/24/2015 (A)	1,500	1,500
DDR‡
4.625%, 07/15/2022	695	748
3.375%, 05/15/2023	665	660

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	61

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Deutsche Bank
4.500%, 04/01/2025	$945	$946
1.350%, 05/30/2017	800	799
Discover Financial Services
3.750%, 03/04/2025	295	297
Farmers Exchange Capital
7.050%, 07/15/2028 (B)	1,000	1,255
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (B)	2,150	2,522
Federal Realty Investment Trust‡
3.950%, 01/15/2024	310	331
3.000%, 08/01/2022	230	232
First Industrial MTN
7.500%, 12/01/2017	970	1,093
FMS Wertmanagement AoeR
1.000%, 11/21/2017	640	641
Ford Motor Credit
3.664%, 09/08/2024 (D)	580	599
Ford Motor Credit LLC
8.125%, 01/15/2020	660	825
5.875%, 08/02/2021	230	271
5.750%, 02/01/2021	220	256
3.219%, 01/09/2022	480	490
2.597%, 11/04/2019	775	785
2.459%, 03/27/2020	515	515
1.700%, 05/09/2016	2,000	2,009
General Electric Capital
6.875%, 01/10/2039	360	518
6.375%, 11/15/2019 (A)	3,980	4,318
5.875%, 01/14/2038	540	698
5.550%, 05/04/2020	2,975	3,460
4.500%, 03/11/2044	220	247
4.375%, 09/16/2020	2,490	2,764
0.850%, 10/09/2015	460	461
0.737%, 08/15/2036 (A)	1,550	1,346
0.635%, 05/05/2026 (A)	1,950	1,829
Goldman Sachs Capital II
4.000%, 06/01/2043 (A)	200	155
Goldman Sachs Group MTN
7.500%, 02/15/2019	950	1,134
6.750%, 10/01/2037	243	319
6.250%, 02/01/2041	1,785	2,327
6.150%, 04/01/2018	1,780	2,001
6.000%, 06/15/2020	170	199
5.950%, 01/18/2018	260	290
5.750%, 01/24/2022	110	128
5.375%, 03/15/2020	2,860	3,245
5.350%, 01/15/2016	660	683
5.250%, 07/27/2021	340	387
4.000%, 03/03/2024	490	518
3.850%, 07/08/2024	330	346
3.500%, 01/23/2025	1,315	1,340
2.375%, 01/22/2018	1,370	1,398

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HBOS PLC MTN
6.750%, 05/21/2018 (B)	$2,100	$2,349
HCP MTN‡
6.300%, 09/15/2016	1,075	1,153
6.000%, 01/30/2017	1,800	1,944
2.625%, 02/01/2020	1,000	1,002
Health Care‡
6.500%, 03/15/2041	710	934
5.250%, 01/15/2022	900	1,014
4.950%, 01/15/2021	2,820	3,132
Healthcare Trust of America Holdings‡
3.375%, 07/15/2021	370	376
Highwoods Properties‡
7.500%, 04/15/2018	1,142	1,320
HSBC Bank PLC
4.750%, 01/19/2021 (B)	1,760	1,977
HSBC Holdings PLC
6.800%, 06/01/2038	180	237
4.250%, 03/14/2024	2,725	2,859
4.000%, 03/30/2022	330	355
HSBC USA
2.375%, 11/13/2019	265	267
2.350%, 03/05/2020	1,230	1,236
1.700%, 03/05/2018	1,230	1,232
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A) (B)	400	376
ING Bank (B)
5.800%, 09/25/2023	1,385	1,568
2.450%, 03/16/2020	1,000	1,012
1.800%, 03/16/2018	640	643
Inter-American Development Bank
4.375%, 01/24/2044	190	245
International Lease Finance
7.125%, 09/01/2018 (B)	1,080	1,212
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	1,890	1,934
3.625%, 08/12/2015 (B)	500	505
3.125%, 01/15/2016	390	395
2.375%, 01/13/2017	717	726
John Deere Capital
1.700%, 01/15/2020	160	159
JPMorgan Chase
6.000%, 01/15/2018	135	151
4.850%, 02/01/2044	245	280
4.500%, 01/24/2022	180	199
4.400%, 07/22/2020	210	231
4.350%, 08/15/2021	215	236
4.250%, 10/15/2020	330	360
4.125%, 12/15/2026	275	285
3.875%, 09/10/2024	990	1,016
3.625%, 05/13/2024	700	728
3.375%, 05/01/2023	600	604

62	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.125%, 01/23/2025	$215	$216
2.250%, 01/23/2020	2,530	2,535
JPMorgan Chase Bank
6.000%, 07/05/2017	2,250	2,476
6.000%, 10/01/2017	1,000	1,107
0.600%, 06/13/2016 (A)	1,300	1,296
JPMorgan Chase Capital XIII
1.207%, 09/30/2034 (A)	550	462
JPMorgan Chase Capital XXIII
1.257%, 05/15/2047 (A)	1,900	1,491
Lazard Group LLC
6.850%, 06/15/2017	199	221
4.250%, 11/14/2020	570	609
3.750%, 02/13/2025	835	824
Lincoln National
3.350%, 03/09/2025	150	152
Lloyds Banking Group PLC
4.500%, 11/04/2024	1,065	1,106
2.400%, 03/17/2020	690	697
1.750%, 03/16/2018	930	935
M&T Bank
6.875%, 12/29/2049	1,740	1,777
Macquarie Bank MTN
0.886%, 10/27/2017 (A) (B)	1,500	1,500
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (B)	605	993
MetLife
6.750%, 06/01/2016	375	400
6.400%, 12/15/2036	220	261
4.750%, 02/08/2021	540	610
4.050%, 03/01/2045	190	197
3.000%, 03/01/2025	425	426
1.903%, 12/15/2017	305	307
MetLife Capital Trust IV
7.875%, 12/15/2037 (B)	800	1,060
Mid-America Apartments‡
4.300%, 10/15/2023	445	475
3.750%, 06/15/2024	515	528
Morgan Stanley MTN
7.300%, 05/13/2019	545	652
6.625%, 04/01/2018	1,640	1,865
6.000%, 04/28/2015	630	632
5.375%, 10/15/2015	595	610
4.750%, 03/22/2017	140	149
4.350%, 09/08/2026	375	393
4.300%, 01/27/2045	780	808
3.700%, 10/23/2024	805	839
2.650%, 01/27/2020	1,300	1,318
0.707%, 10/18/2016 (A)	5,965	5,958
Murray Street Investment Trust
4.647%, 03/09/2017 (E)	1,031	1,093
Nationwide Mutual Insurance
2.561%, 12/15/2024 (A) (B)	2,975	2,975

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Navient MTN
5.625%, 08/01/2033	$145	$119
New York Life Insurance (B)
6.750%, 11/15/2039	415	594
2.100%, 01/02/2019	575	584
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (B)	690	914
PNC Bank
2.400%, 10/18/2019	625	637
2.250%, 07/02/2019	545	552
Prudential Financial MTN
4.600%, 05/15/2044	125	132
Royal Bank of Scotland
4.650%, 06/04/2018	270	284
2.550%, 09/18/2015	200	201
Royal Bank of Scotland Group PLC
7.648%, 08/31/2049 (A)	110	139
7.640%, 09/29/2017 (A)	100	109
6.400%, 10/21/2019	280	324
6.125%, 12/15/2022	390	439
6.100%, 06/10/2023	550	612
6.000%, 12/19/2023	860	957
5.125%, 05/28/2024	705	740
Santander US Debt Unipersonal
3.781%, 10/07/2015 (B)	100	102
SL Green Realty‡
7.750%, 03/15/2020	1,000	1,214
Standard Chartered
5.700%, 03/26/2044 (B)	1,420	1,584
State Street
4.956%, 03/15/2018	1,380	1,493
Sumitomo Mitsui Banking MTN
3.100%, 01/14/2016 (B)	200	204
1.350%, 07/11/2017	860	859
Swedbank MTN
2.200%, 03/04/2020 (B)	250	251
Synchrony Financial
4.250%, 08/15/2024	420	439
2.700%, 02/03/2020	655	658
Tanger Properties‡
3.875%, 12/01/2023	300	313
3.750%, 12/01/2024	260	267
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (B)	1,300	1,812
Temasek Financial I MTN
2.375%, 01/23/2023 (B)	690	685
US Bank/Cincinnati
2.125%, 10/28/2019	1,220	1,236
Ventas Realty L.P.‡
2.700%, 04/01/2020	1,450	1,466

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	63

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Voya Financial
2.900%, 02/15/2018	$150	$155
Wachovia Capital Trust III
5.570%, 05/31/2016 (A)	2,630	2,597
WEA Finance (B)
3.750%, 09/17/2024	1,180	1,221
2.700%, 09/17/2019	290	294
Wells Fargo
6.000%, 11/15/2017	250	279
5.375%, 11/02/2043	410	483
4.650%, 11/04/2044	190	204
4.600%, 04/01/2021	160	180
4.480%, 01/16/2024	2,658	2,885
3.676%, 06/15/2016 (E)	680	704
3.450%, 02/13/2023	430	440
3.000%, 01/22/2021	1,010	1,045
2.125%, 04/22/2019	420	425
1.500%, 01/16/2018	420	422
XLIT
5.500%, 03/31/2045	255	255
4.450%, 03/31/2025	215	216
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (B)	1,100	1,155

		234,568

Health Care — 2.1%
AbbVie
4.400%, 11/06/2042	980	1,009
2.900%, 11/06/2022	270	268
1.750%, 11/06/2017	780	783
Actavis Funding SCS
4.850%, 06/15/2044	130	138
4.750%, 03/15/2045	1,960	2,083
4.550%, 03/15/2035	210	219
3.800%, 03/15/2025	1,235	1,275
3.450%, 03/15/2022	1,915	1,961
3.000%, 03/12/2020	750	767
Aetna
2.200%, 03/15/2019	310	313
Amgen
5.650%, 06/15/2042	475	582
5.150%, 11/15/2041	1,125	1,296
3.625%, 05/22/2024	330	347
2.200%, 05/22/2019	435	441
Anthem
5.875%, 06/15/2017	1,155	1,263
5.100%, 01/15/2044	205	235
3.500%, 08/15/2024	375	384
3.125%, 05/15/2022	695	705
1.250%, 09/10/2015	240	241
Bayer US Finance
1.500%, 10/06/2017 (B)	1,205	1,213
Becton Dickinson
2.675%, 12/15/2019	455	465

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Celgene
5.250%, 08/15/2043	$250	$290
3.625%, 05/15/2024	240	249
DaVita HealthCare Partners
5.125%, 07/15/2024	740	755
EMD Finance (B)
2.400%, 03/19/2020	695	703
1.700%, 03/19/2018	600	603
Fresenius Medical Care US Finance
5.750%, 02/15/2021 (B)	160	175
Fresenius Medical Care US Finance II (B)
5.875%, 01/31/2022	190	209
5.625%, 07/31/2019	240	260
4.125%, 10/15/2020	100	102
Gilead Sciences
3.700%, 04/01/2024	1,555	1,660
GlaxoSmithKline Capital
5.650%, 05/15/2018	810	916
HCA
7.500%, 11/15/2095	3,800	3,743
Humana
7.200%, 06/15/2018	1,150	1,335
4.625%, 12/01/2042	130	135
3.850%, 10/01/2024	790	826
3.150%, 12/01/2022	170	171
Medtronic
4.450%, 03/15/2020	630	701
4.375%, 03/15/2035 (B)	350	381
3.625%, 03/15/2024	940	998
3.500%, 03/15/2025 (B)	870	909
3.150%, 03/15/2022 (B)	435	452
2.500%, 03/15/2020 (B)	830	848
Merck
3.700%, 02/10/2045	1,000	1,005
2.750%, 02/10/2025	400	400
2.350%, 02/10/2022	855	856
Mylan
5.400%, 11/29/2043	230	266
2.550%, 03/28/2019	660	663
Perrigo
4.000%, 11/15/2023	370	387
Perrigo Finance
3.900%, 12/15/2024	535	554
3.500%, 12/15/2021	235	243
Roche Holdings
6.000%, 03/01/2019 (B)	253	293
Thermo Fisher Scientific
5.300%, 02/01/2044	50	60
3.600%, 08/15/2021	350	365
3.300%, 02/15/2022	395	405
3.200%, 03/01/2016	435	444

64	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UnitedHealth Group
6.875%, 02/15/2038	$510	$734
6.000%, 06/15/2017	51	57
5.800%, 03/15/2036	280	361
3.875%, 10/15/2020	530	580
2.875%, 12/15/2021	735	755
VRX Escrow
5.375%, 03/15/2020 (B)	950	958
Wyeth LLC
5.950%, 04/01/2037	960	1,229
Zimmer Holdings
3.550%, 04/01/2025	535	546
Zoetis
3.250%, 02/01/2023	150	149

		43,719

Industrials — 1.4%
ABB Finance USA
4.375%, 05/08/2042	80	90
AerCap Ireland Capital
3.750%, 05/15/2019 (B)	520	522
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	2,290	2,481
BAE Systems
4.750%, 10/11/2021 (B)	1,350	1,502
Burlington Northern Santa Fe
4.150%, 04/01/2045	1,570	1,633
Caterpillar Financial Services MTN
2.750%, 08/20/2021	620	637
Catholic Health Initiatives
4.350%, 11/01/2042	80	80
2.950%, 11/01/2022	800	796
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/2020	1,835	2,046
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,404	1,581
Continental Airlines Pass-Through Trust, Ser 2009-1
9.000%, 07/08/2016	2,144	2,321
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	1,150	1,350
Eaton
4.150%, 11/02/2042	440	455
2.750%, 11/02/2022	950	953
1.500%, 11/02/2017	270	271

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FedEx
4.100%, 02/01/2045	$375	$375
3.200%, 02/01/2025	375	380
Florida East Coast Holdings
6.750%, 05/01/2019 (B)	460	463
JetBlue Airways Pass-Through Trust, Ser 2004-2, Cl G1
0.632%, 08/15/2016 (A)	949	941
L-3 Communications
3.950%, 05/28/2024	450	462
Lockheed Martin
3.800%, 03/01/2045	290	288
3.350%, 09/15/2021	920	976
Northrop Grumman
3.850%, 04/15/2045	420	413
3.250%, 08/01/2023	3,135	3,232
Parker-Hannifin MTN
3.300%, 11/21/2024	425	446
Penske Truck Leasing LP (B)
3.375%, 02/01/2022	370	368
3.050%, 01/09/2020	880	895
2.500%, 06/15/2019	730	731
Raytheon
3.125%, 10/15/2020	430	454
Union Pacific
3.250%, 01/15/2025	435	456
United Air Lines Pass-Through Trust, Ser 2009-2A
9.750%, 01/15/2017	114	127
United Technologies
4.500%, 06/01/2042	540	599
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	956	1,024
Valmont Industries
5.250%, 10/01/2054	300	296
Waste Management
7.375%, 05/15/2029	330	470
3.500%, 05/15/2024	310	323
West
5.375%, 07/15/2022 (B)	430	420

		30,857

Information Technology — 0.5%
Activision Blizzard
5.625%, 09/15/2021 (B)	300	320
Alibaba Group Holding
3.600%, 11/28/2024 (B)	275	276
Apple
3.850%, 05/04/2043	640	650
3.450%, 02/09/2045	365	346
2.850%, 05/06/2021	540	563
2.500%, 02/09/2025	555	543

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	65

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Broadcom MTN
4.500%, 08/01/2034	$120	$130
Keysight Technologies
4.550%, 10/30/2024 (B)	295	297
MasterCard
3.375%, 04/01/2024	180	190
Microsoft
4.000%, 02/12/2055	455	454
3.750%, 02/12/2045	950	954
3.500%, 02/12/2035	885	883
National Semiconductor
6.600%, 06/15/2017	170	190
Oracle
2.250%, 10/08/2019	370	377
1.200%, 10/15/2017	1,050	1,053
Tencent Holdings MTN (B)
3.800%, 02/11/2025	385	394
2.875%, 02/11/2020	340	342
Texas Instruments
2.750%, 03/12/2021	470	483
TSMC Global
1.625%, 04/03/2018 (B)	875	867
Xerox
4.800%, 03/01/2035	125	123
2.750%, 09/01/2020	370	369

		9,804

Materials — 1.1%
Albemarle
5.450%, 12/01/2044	380	410
Ardagh Packaging Finance
3.271%, 12/15/2019 (A) (B)	640	624
Barrick Gold
4.100%, 05/01/2023	1,740	1,717
3.850%, 04/01/2022	270	264
Barrick North America Finance
4.400%, 05/30/2021	1,260	1,294
BHP Billiton Finance USA
5.000%, 09/30/2043	665	762
3.850%, 09/30/2023	400	428
3.250%, 11/21/2021	1,400	1,462
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	520	547
Dow Chemical
3.000%, 11/15/2022	1,265	1,276
Eagle Spinco
4.625%, 02/15/2021	380	376
Eastman Chemical
4.650%, 10/15/2044	240	252
3.800%, 03/15/2025	520	540
2.700%, 01/15/2020	815	827
Ecolab
4.350%, 12/08/2021	220	242

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FMG Resources August 2006 Pty (B) (D)
8.250%, 11/01/2019	$200	$172
6.875%, 04/01/2022	110	81
Freeport-McMoRan
6.875%, 02/15/2023	165	175
6.500%, 11/15/2020	104	110
4.550%, 11/14/2024	375	360
Freeport-McMoRan Copper
3.100%, 03/15/2020 (D)	470	458
Glencore Finance Canada (B)
2.700%, 10/25/2017	810	822
2.050%, 10/23/2015	1,318	1,324
Hexion US Finance
6.625%, 04/15/2020	360	329
LYB International Finance BV
4.875%, 03/15/2044	230	247
LyondellBasell Industries
5.750%, 04/15/2024	200	236
4.625%, 02/26/2055	225	224
Mosaic
5.625%, 11/15/2043	210	249
5.450%, 11/15/2033	170	196
Potash Corp of Saskatchewan
4.875%, 03/30/2020 (D)	280	315
Rio Tinto Finance USA
6.500%, 07/15/2018	810	931
Rio Tinto Finance USA PLC
9.000%, 05/01/2019	300	380
2.875%, 08/21/2022	175	174
2.250%, 12/14/2018	200	203
Rock-Tenn
4.000%, 03/01/2023	70	74
3.500%, 03/01/2020	320	332
Southern Copper
5.250%, 11/08/2042	1,550	1,413
Steel Dynamics
6.375%, 08/15/2022	510	544
Teck Resources
3.750%, 02/01/2023	210	197
Vale Overseas
8.250%, 01/17/2034	140	156
6.875%, 11/21/2036	1,510	1,461
4.375%, 01/11/2022 (D)	1,789	1,720

		23,904

Telecommunication Services — 1.4%
Altice Financing
6.625%, 02/15/2023 (B)	600	618
America Movil
5.625%, 11/15/2017	440	486
5.000%, 03/30/2020	750	850
3.125%, 07/16/2022	730	742

66	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AT&T
6.500%, 09/01/2037	$765	$937
6.450%, 06/15/2034	625	771
5.550%, 08/15/2041	200	225
4.350%, 06/15/2045	400	383
4.300%, 12/15/2042	130	124
3.900%, 03/11/2024 (D)	490	513
3.000%, 02/15/2022	470	472
Bharti Airtel International Netherlands BV
5.350%, 05/20/2024 (B)	295	325
CenturyLink
5.625%, 04/01/2020	240	252
5.625%, 04/01/2025 (B)	350	351
Deutsche Telekom International Finance
2.250%, 03/06/2017 (B)	905	921
Intelsat Jackson Holdings
7.500%, 04/01/2021	380	391
Sprint
7.875%, 09/15/2023	320	326
7.625%, 02/15/2025	610	607
Sprint Capital
8.750%, 03/15/2032	910	940
Telecom Italia Capital
7.175%, 06/18/2019	40	46
Telefonica Chile
3.875%, 10/12/2022 (B)	200	201
Telefonica Emisiones
5.134%, 04/27/2020	300	339
Telefonica Emisiones SAU
6.221%, 07/03/2017	100	110
5.877%, 07/15/2019	90	104
Telstra
3.125%, 04/07/2025 (B)	115	115
Verizon Communications
6.550%, 09/15/2043	3,893	5,069
6.400%, 09/15/2033	1,234	1,540
5.150%, 09/15/2023	850	974
4.862%, 08/21/2046 (B)	1,495	1,565
4.522%, 09/15/2048 (B)	983	979
4.400%, 11/01/2034	2,530	2,577
4.272%, 01/15/2036 (B)	335	333
4.150%, 03/15/2024	310	333
3.850%, 11/01/2042	130	118
3.500%, 11/01/2024	340	348
3.450%, 03/15/2021	450	471
3.000%, 11/01/2021	2,250	2,295
2.500%, 09/15/2016	575	587
Vodafone Group PLC
2.950%, 02/19/2023	905	890

		29,228

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 2.2%
AES
7.375%, 07/01/2021	$40	$44
4.875%, 05/15/2023	920	897
Alabama Power
3.750%, 03/01/2045	280	285
Ameren Illinois
4.300%, 07/01/2044	255	287
American Electric Power
1.650%, 12/15/2017	715	719
Berkshire Hathaway Energy
6.500%, 09/15/2037	1,160	1,570
4.500%, 02/01/2045	1,345	1,464
Calpine
6.000%, 01/15/2022 (B)	110	118
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	800	915
Commonwealth Edison
3.700%, 03/01/2045	115	117
Consolidated Edison of New York
4.625%, 12/01/2054	215	241
4.450%, 03/15/2044	810	901
Consumers Energy
4.350%, 08/31/2064	215	234
Dominion Resources
4.700%, 12/01/2044	345	384
2.500%, 12/01/2019	610	620
1.950%, 08/15/2016	265	268
Duke Energy Carolinas
4.000%, 09/30/2042	1,000	1,061
Duke Energy Florida
3.850%, 11/15/2042	165	171
Duquesne Light Holdings
6.400%, 09/15/2020 (B)	1,450	1,720
Electricite de France
6.000%, 01/22/2114 (B)	410	497
Exelon
5.625%, 06/15/2035	880	1,051
FirstEnergy
2.750%, 03/15/2018	280	287
FirstEnergy, Ser C
7.375%, 11/15/2031	2,965	3,765
Florida Gas Transmission LLC
3.875%, 07/15/2022 (B)	1,000	1,034
IPALCO Enterprises
7.250%, 04/01/2016 (B)	1,340	1,400
5.000%, 05/01/2018	1,200	1,272
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,700	3,403
KeySpan Gas East
5.819%, 04/01/2041 (B)	1,250	1,657

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	67

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Metropolitan Edison
3.500%, 03/15/2023 (B)	$2,425	$2,471
Niagara Mohawk Power
4.278%, 10/01/2034 (B)	355	387
NiSource Finance
6.800%, 01/15/2019	2,261	2,661
Oncor Electric Delivery LLC
6.800%, 09/01/2018	1,075	1,255
4.550%, 12/01/2041	690	778
Pacific Gas & Electric
8.250%, 10/15/2018	280	342
6.050%, 03/01/2034	130	170
5.800%, 03/01/2037	710	901
4.450%, 04/15/2042	700	769
3.250%, 06/15/2023	270	279
PacifiCorp
3.600%, 04/01/2024	635	680
PECO Energy
4.150%, 10/01/2044	625	689
Potomac Electric Power
4.150%, 03/15/2043	300	324
3.600%, 03/15/2024	305	325
PSEG Power LLC
2.750%, 09/15/2016	320	328
Public Service Electric & Gas MTN
3.050%, 11/15/2024	280	288
Public Service of Colorado
4.300%, 03/15/2044	180	205
Public Service of New Hampshire
3.500%, 11/01/2023	310	330
Public Service of New Mexico
7.950%, 05/15/2018	1,265	1,485
Puget Energy
6.000%, 09/01/2021	790	933
PVNGS II Funding
8.000%, 12/30/2015	203	205
Southern
2.150%, 09/01/2019	615	619
Southern California Gas
4.450%, 03/15/2044	600	694
Southwestern Electric Power
3.900%, 04/01/2045	300	297
3.550%, 02/15/2022	230	243
Texas-New Mexico Power
6.950%, 04/01/2043 (B)	880	1,346
Virginia Electric & Power
4.650%, 08/15/2043	405	472
4.450%, 02/15/2044	195	220

		46,078

Total Corporate Obligations (Cost $541,793) ($ Thousands)		577,589

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 10.0%

Automotive — 1.2%
Ally Auto Receivables Trust, Ser 2011-5, Cl A4
1.320%, 07/15/2016	$100	$100
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	112	112
Ally Auto Receivables Trust, Ser 2014-1, Cl A2
0.480%, 02/15/2017	827	826
Ally Auto Receivables Trust, Ser 2014-1, Cl A4
1.530%, 04/15/2019	1,996	2,003
Ally Auto Receivables Trust, Ser 2014-2, Cl A4
1.840%, 01/15/2020	323	327
Avis Budget Rental Car Funding AESOP LLC, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	560	567
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-1A, Cl A
1.920%, 09/20/2019 (B)	1,405	1,405
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)	350	362
Bank of The West Auto Trust, Ser 2014-1, Cl A3
1.090%, 03/15/2019 (B)	429	429
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	281	282
California Republic Auto Receivables Trust, Ser 2014-3, Cl A4
1.790%, 03/16/2020	281	283
California Republic Auto Receivables Trust, Ser 2015-1, Cl A3
1.330%, 04/15/2019	445	446
California Republic Auto Receivables Trust, Ser 2015-1, Cl A4
1.820%, 09/15/2020	513	516
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	1,847	1,848
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	429	432
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A3
1.310%, 12/20/2017	9	9

68	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	$264	$266
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A3
1.090%, 03/20/2018	666	666
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	906	910
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	605	607
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	525	529
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A1
0.476%, 06/20/2016 (A)	1,048	1,048
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A3
1.260%, 05/21/2018	933	934
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A4
1.620%, 10/22/2018	266	268
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A3
1.480%, 11/20/2018	1,188	1,192
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A4
1.830%, 04/22/2019	243	245
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A2
1.420%, 06/20/2018	1,272	1,271
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A3
1.610%, 06/20/2019	678	678
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A4
1.860%, 10/21/2019	394	394
Ford Credit Auto Owner Trust, Ser 2013-B, Cl A3
0.570%, 10/15/2017	565	565
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (B)	2,554	2,601
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (B)	897	910
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (B)	965	973
Ford Credit Auto Owner Trust, Ser 2015-A, Cl A4
1.640%, 06/15/2020	269	270

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Honda Auto Receivables Owner Trust, Ser 2013-3, Cl A3
0.770%, 05/15/2017	$655	$656
Honda Auto Receivables Owner Trust, Ser 2014-4, Cl A4
1.460%, 10/15/2020	232	233
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A4
1.300%, 02/15/2018	291	292
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (B)	4	4

		25,459

Credit Cards — 0.9%
American Express Credit Account Secured Note Trust, Ser 2012-4, Cl A
0.415%, 05/15/2020 (A)	714	712
BA Credit Card Trust, Ser 2007-A4, Cl A4
0.215%, 11/15/2019 (A)	819	814
BA Credit Card Trust, Ser 2014-A2, Cl A
0.445%, 09/16/2019 (A)	1,314	1,314
BA Credit Card Trust, Ser 2014-A3, Cl A
0.462%, 01/15/2020 (A)	468	468
Capital One Multi-Asset Execution Trust, Ser 2005-A9, Cl A
0.265%, 08/15/2018 (A)	3,306	3,305
Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A
1.390%, 01/15/2021	1,668	1,669
Citibank Credit Card Issuance Trust, Ser 2014-A6, Cl A6
2.150%, 07/15/2021	4,420	4,490
Discover Card Execution Note Trust, Ser 2014-A1, Cl A1

0.605%, 07/15/2021 (A)	825	827
Discover Card Execution Note Trust, Ser 2015-A1, Cl A1
0.525%, 08/17/2020 (A)	2,371	2,372
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/2018	1,670	1,671
MBNA Credit Card Master Note Trust, Ser 2004-A3, Cl A3
0.435%, 08/16/2021 (A)	1,283	1,277
World Financial Network Credit Card Master Trust, Ser 2014-B, Cl A
0.610%, 07/15/2019	551	551

		19,470

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	69

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mortgage Related Securities — 1.3%
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
0.841%, 04/25/2028 (A)	$13	$12
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.814%, 03/25/2030 (A)	2,060	1,341
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.571%, 08/25/2043 (A)	1,112	1,096
Centex Home Equity, Ser 2006-A, Cl AV4
0.421%, 06/25/2036 (A)	4,917	4,429
Citigroup Mortgage Loan Trust, Ser 2006-HE2, Cl A2D
0.411%, 08/25/2036 (A)	4,200	3,484
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	—	—
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
1.114%, 05/25/2039 (A) (B)	588	561
Home Loan Trust, Ser 2000-HI1, Cl AI7
8.290%, 02/25/2025	83	83
HSBC Home Equity Loan Trust, Ser 2006-4, Cl A4
0.406%, 03/20/2036 (A)	2,950	2,922
Master Asset-Backed Securities Trust, Ser 2005-WF1, Cl A2D
0.544%, 06/25/2035 (A)	110	110
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
0.454%, 05/25/2037 (A)	5,500	3,653
New Century Home Equity Loan Trust, Ser 2005-2, Cl M1
0.601%, 06/25/2035 (A)	3,058	3,049
New Century Home Equity Loan Trust, Ser 2005-3, Cl M2
0.661%, 07/25/2035 (A)	3,500	3,341
Soundview Home Equity Loan Trust, Ser 2006-EQ2, Cl A3
0.331%, 01/25/2037 (A)	5,445	3,742

		27,823

Other Asset-Backed Securities — 6.6%
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
1.274%, 12/27/2044 (A) (B)	2,100	2,122
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	1,952	1,959

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	$2,322	$2,334
Ally Master Owner Trust, Ser 2014-5, Cl A1
0.665%, 10/15/2019 (A)	1,521	1,521
Ally Master Owner Trust, Ser 2015-2, Cl A1
0.742%, 01/15/2021 (A)	608	608
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.433%, 02/25/2035 (A)	2,200	2,281
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.256%, 10/27/2036 (A)	1,750	1,772
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.571%, 09/25/2035 (A)	754	748
Centerpoint Energy Transition Bond III, Ser 2008-A, Cl A1
4.192%, 02/01/2020	407	419
CIT Education Loan Trust, Ser 2007-1, Cl A
0.357%, 03/25/2042 (A) (B)	1,524	1,460
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.953%, 03/25/2037	1,970	1,921
CNH Equipment Trust, Ser 2014-A, Cl A2
0.490%, 06/15/2017	142	142
Conseco Finance Home Improvement Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/2031 (A)	22	22
Conseco Financial, Ser 1993-4, Cl A5
7.050%, 01/15/2019	115	118
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/2021 (B)	620	623
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.774%, 06/25/2033 (A)	38	32
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
0.971%, 10/25/2047 (A)	3,771	3,392
Countrywide Home Equity Loan Trust, Ser 2006-HW, Cl 2A1B
0.305%, 11/15/2036 (A)	137	119
Credit-Based Asset Servicing and Securities, Ser 2006-CB3, Cl AV4
0.431%, 03/25/2036 (A)	5,000	3,333

70	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.475%, 02/15/2034 (A)	$395	$353
Educational Funding of the South, Ser 2011-1, Cl A2
0.906%, 04/25/2035 (A)	1,998	1,992
First Franklin Mortgage Loan Trust, Ser 2005-FF8, Cl M1
0.664%, 09/25/2035 (A)	3,700	3,578
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	1,022	1,037
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/2018	270	272
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	759	761
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A2
0.575%, 02/15/2019 (A)	262	263
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	1,220	1,223
Ford Credit Floorplan Master Owner Trust, Ser 2015-1, Cl A2
0.575%, 01/15/2020 (A)	210	210
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
0.745%, 01/15/2022 (A)	1,600	1,602
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (B)	1,811	1,806
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/2038 (A) (B)	931	974
Green Tree, Ser 2008-MH1, Cl A3
8.970%, 04/25/2038 (A) (B)	741	775
Greenpoint Manufactured Housing, Ser 1999-2, Cl A2
2.902%, 03/18/2029 (A)	500	436
Greenpoint Manufactured Housing, Ser 1999-3, Cl 1A7
7.270%, 06/15/2029	1,024	1,032
Greenpoint Manufactured Housing, Ser 1999-3, Cl 2A2
3.500%, 06/19/2029 (A)	300	258

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenpoint Manufactured Housing, Ser 1999-4, Cl A2
3.674%, 02/20/2030 (A)	$375	$323
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.666%, 02/20/2032 (A)	300	275
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.667%, 03/13/2032 (A)	450	407
GSAMP Trust, Ser 2003-SEA, Cl A1
0.571%, 02/25/2033 (A)	1,599	1,489
GSAMP Trust, Ser 2006-HE3, Cl A2D
0.421%, 05/25/2046 (A)	3,300	2,325
GSAMP Trust, Ser 2006-SEA1, Cl A
0.468%, 05/25/2036 (A) (B)	133	131
Higher Education Funding, Ser 2014-1, Cl A
1.311%, 05/25/2034 (A) (B)	1,579	1,596
HLSS Servicer Advance Receivables Trust, Ser 2013-T7, Cl AT7
1.981%, 11/15/2046 (B)	890	882
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.354%, 02/25/2036 (A)	556	518
ING Investment Management, Ser 2014-1A, Cl A1
1.757%, 04/18/2026 (A) (B)	1,780	1,774
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (B)	994	1,059
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (B)	1,319	1,382
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 09/15/2018	811	863
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,524	2,680
National Collegiate Student Loan Trust, Ser 2005-1, Cl A4
0.414%, 11/27/2028 (A)	654	642
National Collegiate Student Loan Trust, Ser 2005-3, Cl A4
0.454%, 04/25/2029 (A)	490	479
National Collegiate Student Loan Trust, Ser 2006-3, Cl A4
0.444%, 03/26/2029 (A)	1,750	1,593
National Collegiate Student Loan Trust, Ser 2007-4, Cl A3L
1.024%, 03/25/2038 (A)	4,460	3,296

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	71

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Navient Private Education Loan Trust, Ser 2014-AA, Cl A2A
2.740%, 02/15/2029 (B)	$1,542	$1,553
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2A
2.650%, 12/15/2028 (B)	542	542
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2B
1.403%, 12/15/2028 (A) (B)	808	809
Navient Student Loan Trust, Ser 2014-1, Cl A2
0.484%, 03/27/2023 (A)	529	528
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.684%, 06/25/2031 (A)	3,320	3,301
Navient Student Loan Trust, Ser 2014-2, Cl A
0.814%, 03/25/2043 (A)	3,177	3,162
Navient Student Loan Trust, Ser 2014-3, Cl A
0.794%, 02/25/2043 (A)	3,172	3,153
Navient Student Loan Trust, Ser 2014-4, Cl A
0.794%, 03/25/2043 (A)	2,391	2,376
Navient Student Loan Trust, Ser 2014-8, Cl A2
0.614%, 04/25/2023 (A)	550	550
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.436%, 10/27/2036 (A)	807	798
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.416%, 01/25/2037 (A)	758	749
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.366%, 10/25/2033 (A)	746	729
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.365%, 03/23/2037 (A)	708	690
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.385%, 12/24/2035 (A)	768	753
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.352%, 11/23/2022 (A)	210	210
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.336%, 10/26/2026 (A)	723	722
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
0.974%, 04/25/2046 (A) (B)	327	331
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
0.774%, 10/27/2036 (A) (B)	2,138	2,147

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.121%, 11/25/2043 (A) (B)	$1,655	$1,661
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
0.821%, 09/25/2042 (A) (B)	2,960	2,960
North Carolina State, Education Assistance Authority, Ser 2011-2, Cl A2
1.034%, 07/25/2025 (A)	1,000	1,003
Octagon Investment Partners XI Ltd., Ser 2007-1A, Cl A1B
0.522%, 08/25/2021 (A) (B)	1,508	1,487
OHA Credit Partners VII, Ser 2012-7A, Cl A
1.681%, 11/20/2023 (A) (B)	1,750	1,745
Origen Manufactured Housing, Ser 2006-A, Cl A2
2.465%, 10/15/2037 (A)	3,208	2,865
Park Place Securities, Ser 2004-WCW1, Cl M2
1.194%, 09/25/2034 (A)	1,626	1,613
Residential Asset Mortgage Products Trust, Ser 2003-RS11, Cl MII1
1.263%, 12/25/2033 (A)	188	172
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	775	831
Scholar Funding Trust, Ser 2011-A, Cl A
1.156%, 10/28/2043 (A) (B)	1,034	1,040
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.657%, 05/15/2028 (A)	270	270
SLM Private Education Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (B)	1,032	1,064
SLM Private Education Loan Trust, Ser 2012-E, Cl A1
0.925%, 10/16/2023 (A) (B)	358	359
SLM Private Education Loan Trust, Ser 2012-E, Cl A2B
1.925%, 06/15/2045 (A) (B)	1,227	1,261
SLM Private Education Loan Trust, Ser 2013-1, Cl B
1.974%, 11/25/2043 (A)	245	246
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
0.825%, 07/15/2022 (A) (B)	275	275
SLM Student Loan Trust, Ser 2003-12, Cl A5
0.551%, 09/15/2022 (A) (B)	638	637

72	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2004-3, Cl A5
0.426%, 07/25/2023 (A)	$1,129	$1,125
SLM Student Loan Trust, Ser 2004-8, Cl B
0.716%, 01/25/2040 (A)	155	138
SLM Student Loan Trust, Ser 2004-8A, Cl A5
0.756%, 04/25/2024 (A) (B)	1,331	1,332
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.356%, 04/25/2025 (A)	93	93
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.456%, 07/27/2026 (A)	383	389
SLM Student Loan Trust, Ser 2005-6, Cl A6
0.396%, 10/27/2031 (A)	673	654
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.406%, 10/25/2029 (A)	613	593
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.376%, 01/27/2025 (A)	688	686
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.426%, 01/25/2041 (A)	1,900	1,783
SLM Student Loan Trust, Ser 2006-3, Cl A5
0.356%, 01/25/2021 (A)	989	975
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.326%, 04/25/2022 (A)	69	69
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.416%, 01/25/2041 (A)	1,900	1,775
SLM Student Loan Trust, Ser 2007-2, Cl B
0.426%, 07/25/2025 (A)	391	342
SLM Student Loan Trust, Ser 2007-6, Cl B
1.106%, 04/27/2043 (A)	480	435
SLM Student Loan Trust, Ser 2008-2, Cl B
1.456%, 01/25/2029 (A)	525	472
SLM Student Loan Trust, Ser 2008-3, Cl B
1.456%, 04/25/2029 (A)	525	489
SLM Student Loan Trust, Ser 2008-4, Cl B
2.106%, 04/25/2029 (A)	525	511
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.556%, 01/25/2018 (A)	190	190

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2008-5, Cl B
2.106%, 07/25/2029 (A)	$525	$511
SLM Student Loan Trust, Ser 2008-6, Cl B
2.106%, 07/25/2029 (A)	525	510
SLM Student Loan Trust, Ser 2008-7, Cl B
2.106%, 07/25/2029 (A)	525	527
SLM Student Loan Trust, Ser 2008-8, Cl B
2.506%, 10/25/2029 (A)	525	546
SLM Student Loan Trust, Ser 2008-9, Cl A
1.756%, 04/25/2023 (A)	2,659	2,727
SLM Student Loan Trust, Ser 2008-9, Cl B
2.506%, 10/25/2029 (A)	525	553
SLM Student Loan Trust, Ser 2010-1, Cl A
0.574%, 03/25/2025 (A)	672	671
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.924%, 05/26/2026 (A)	385	387
SLM Student Loan Trust, Ser 2012-6, Cl B
1.174%, 04/27/2043 (A)	564	528
SLM Student Loan Trust, Ser 2013-2, Cl B
1.671%, 06/25/2043 (A)	281	277
SLM Student Loan Trust, Ser 2013-3, Cl A2
0.474%, 05/26/2020 (A)	551	550
SLM Student Loan Trust, Ser 2013-3, Cl B
1.674%, 09/25/2043 (A)	291	285
SLM Student Loan Trust, Ser 2013-4, Cl A
0.724%, 06/25/2027 (A)	1,229	1,232
SLM Student Loan Trust, Ser 2013-5, Cl A2
0.571%, 10/26/2020 (A)	446	447
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.671%, 02/25/2021 (A)	236	236
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (B)	240	247
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (B)	1,469	1,455
SLM Student Loan Trust, Ser 2014-1, Cl A2
0.554%, 07/26/2021 (A)	737	736

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	73

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2014-2, Cl A3
0.764%, 03/26/2029 (A)	$851	$854
SLM Student Loan Trust, Ser 2014-A, Cl A1
0.775%, 07/15/2022 (A) (B)	277	277
SLM Student Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (B)	421	429
SpringCastle America Funding, Ser 2014-AA, Cl A
2.700%, 05/25/2023 (B)	538	539
Structured Asset Securities Mortgage Loan Trust, Ser 2008-BC4, Cl A3
0.418%, 11/25/2037 (A)	862	847
TAL Advantage, Ser 2006-1A, Cl N
0.366%, 04/20/2021 (A) (B)	314	312
Trade Maps, Ltd., Ser 2013-1A, Cl A
0.875%, 12/10/2018 (A) (B)	1,400	1,399
Voya CLO, Ser 2015-1A, Cl A1
1.742%, 04/18/2027 (A) (B)	310	310
Wells Fargo Home Equity Asset-Backed SecuritiesTrust, Ser 2006-2, Cl A4
0.424%, 07/25/2036 (A)	4,000	3,719

		138,966

Total Asset-Backed Securities (Cost $208,029) ($ Thousands)		211,718

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.8%
Farmer Mac Guaranteed Notes Trust
5.125%, 04/19/2017 (B)	3,540	3,840
FHLB
0.875%, 05/24/2017	40	40
0.750%, 05/26/2015 (E)	3,410	3,411
0.044%, 04/22/2015 (C)	25,985	25,984
FICO STRIPS
9.800%, 04/06/2018	850	1,072
8.600%, 09/26/2019	2,490	3,251
0.092%, 11/02/2018 (C)	1,800	1,710
0.091%, 08/03/2018 (C)	1,820	1,736
0.090%, 04/06/2018 (C)	1,270	1,229
0.050%, 02/08/2018 (C)	510	492
0.040%, 08/03/2018 (C)	780	749
0.030%, 08/03/2018 (C)	820	784
0.020%, 08/03/2018 (C)	1,470	1,402
0.010%, 05/11/2018 (C)	3,295	3,186
0.000%, 09/26/2019 (C)	100	93

Description	Face Amount ($ Thousands) (1)		Market Value ($ Thousands)

FNMA
4.664%, 10/09/2019 (C)		2,925	$2,688
2.625%, 09/06/2024		561	581
Resolution Funding STRIPS (C)
2.235%, 07/15/2020		2,630	2,397
2.167%, 10/15/2019		830	772
Tennessee Valley Authority
5.250%, 09/15/2039		590	773
3.875%, 02/15/2021		1,510	1,686
2.875%, 09/15/2024		1,540	1,612

Total U.S. Government Agency Obligations (Cost $56,115) ($ Thousands)			59,488

SOVEREIGN DEBT — 1.4%
Brazil Notas do Tesouro Nacional, Ser B, BRL
6.000%, 08/15/2050	BRL	1,292	978
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2017	BRL	12,230	3,629
Brazilian Government International Bond
5.000%, 01/27/2045		235	217
Colombia Government International Bond
5.625%, 02/26/2044		1,110	1,240
5.000%, 06/15/2045		240	247
Cooperatieve Centrale Raiffeisen-Boerenleenbank
5.750%, 12/01/2043		250	311
Indonesia Government International Bond MTN
5.875%, 03/13/2020		240	272
5.875%, 01/15/2024 (B)		840	971
5.125%, 01/15/2045 (B)		310	326
4.875%, 05/05/2021		200	218
Japan Bank for International Cooperation
2.125%, 02/10/2025		350	348
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		1,800	2,001
Mexico Government International Bond
5.750%, 10/12/2110		1,068	1,164
5.550%, 01/21/2045		2,610	3,060
4.750%, 03/08/2044		1,010	1,061
4.600%, 01/23/2046		375	384
Peruvian Government International Bond
5.625%, 11/18/2050		295	361

74	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount (1) ($ Thousands)	Market Value ($ Thousands)

Poland Government International Bond
4.000%, 01/22/2024	1,790	$1,965
Portugal Government International Bond MTN
5.125%, 10/15/2024 (B)	1,350	1,493
Province of Manitoba Canada
3.050%, 05/14/2024	425	451
Republic of Paraguay
6.100%, 08/11/2044 (B)	325	357
Russia Government International Bond
7.500%, 03/31/2030 (B) (D)	360	413
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	833	956
4.500%, 04/04/2022	400	385
Slovakia Government International Bond
4.375%, 05/21/2022 (B)	1,240	1,386
Slovenia Government International Bond (B)
5.850%, 05/10/2023	245	290
5.500%, 10/26/2022	528	608
5.250%, 02/18/2024	1,015	1,165
South Africa Government International Bond
5.875%, 09/16/2025 (D)	1,380	1,580
Turkey Government International Bond
7.000%, 03/11/2019	430	488
6.250%, 09/26/2022	457	520
5.750%, 03/22/2024 (D)	1,120	1,245
5.625%, 03/30/2021	161	176
United Mexican States MTN
6.050%, 01/11/2040	248	306

Total Sovereign Debt (Cost $30,265) ($ Thousands)		30,572

LOAN PARTICIPATIONS — 0.8%
Advanced Disposal Service
3.750%, 10/09/2019	303	299
AMR
3.750%, 06/21/2019	640	639
Aramark, 1st Lien
3.250%, 02/24/2021	283	283
Burger King, Cov-Lite, 1st Lien Term Loan B
4.500%, 12/12/2021	596	602
Charter Communications Operating
4.250%, 09/12/2021	690	695

Description	Face Amount (1) ($ Thousands)	Market Value ($ Thousands)

CSC Holdings, Term Loan B
2.672%, 04/17/2020	409	$406
Energy Future Immediate Holding, 1st Lien Term Loan
4.250%, 06/19/2016	2,200	2,207
First Data, 1st Lien Term Loan
3.672%, 03/23/2018	1,515	1,513
3.672%, 09/24/2018	1,000	999
FMG Resources Property, Cov-Lite, 1st Lien
3.750%, 06/30/2019	609	549
Gardner Denver, 1st Lien Term Loan
4.250%, 07/30/2020	514	487
H.J. Heinz
3.250%, 03/27/2019	108	108
H.J. Heinz, Term Loan B2
3.500%, 03/27/2020	328	328
Hilton Hotels, Cov-Lite, 1st Lien Term Loan B
3.500%, 10/26/2020	160	160
3.500%, 10/26/2020	51	51
Intelsat Jackson Holdings
3.750%, 06/30/2019	671	669
Michaels Stores
3.750%, 01/28/2020	93	93
Michaels Stores, Term Loan B
3.750%, 01/28/2020	93	93
Michaels Stores, Term Loan, Tranche 1
3.750%, 01/24/2020	285	285
MPH Acquisition Holdings
3.750%, 03/31/2021 (A)	58	57
NRG Energy, Term Loan
2.750%, 07/01/2018	640	638
Par Pharmaceuticals
4.000%, 09/30/2019	652	651
Party City Holdings
4.000%, 07/27/2019	453	453
Schaeffler Finances, Term Loan E
4.250%, 05/15/2020	400	403
Silver II Acquisition, Term Loan
4.000%, 12/13/2019	330	312
Station Casinao’s, 1st Lien Term Loan
4.250%, 03/01/2020	57	58
SunGard Data Systems, Term Loan E
4.000%, 03/07/2020	713	714
Telesat Canada, Term Loan B
3.500%, 03/26/2019	488	486
Univision Communications
4.000%, 09/29/2014	1,716	1,712

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	75

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Virgin Media, Term Loan B
3.500%, 02/15/2020	$740	$739
Wendy’s / Arby’s Group
3.250%, 05/15/2019	701	699
Windstream, Term Loan B4
3.500%, 01/10/2020	197	197

Total Loan Participations (Cost $17,649) ($ Thousands)		17,585

MUNICIPAL BONDS — 0.8%
Brazos, Higher Education Authority, Ser 2006-2, RB
0.269%, 12/26/2024 (A)	560	550
California State, GO
6.200%, 03/01/2019	1,775	2,050
California State, Build America Project, GO
7.600%, 11/01/2040	440	693
Clark County, Department of Aviation, Build America Project, Ser C, RB
6.820%, 07/01/2045	540	790
Houston, Ser A, GO
6.290%, 03/01/2032	725	919
Illinois State, GO
5.877%, 03/01/2019	2,000	2,231
5.100%, 06/01/2033	1,725	1,745
4.350%, 06/01/2018	1,000	1,045
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	500	753
New Jersey State, Turnpike Authority, Build America Project, Ser C, RB
7.102%, 01/01/2041	665	973
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	685	749
New York City, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	900	1,076
New York City, Water & Sewer System, RB
5.952%, 06/15/2042	750	1,024
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	599	893
Ohio State University, Ser A, RB
4.800%, 06/01/2111	202	225
South Carolina, Student Loan, Ser A2, RB
0.382%, 12/01/2020 (A)	528	527

Total Municipal Bonds (Cost $14,109) ($ Thousands)		16,243

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

COLLATERALIZED DEBT OBLIGATIONS (A) (B) — 0.4%

Other Asset-Backed Securities — 0.4%
AMMC CLO XIV Ltd., Ser 2014-14A, Cl A1L
1.706%, 07/27/2026	$1,650	$1,643
Ballyrock CLO, Ser 2014-1A, Cl A1
1.711%, 10/20/2026	450	450
Cent CLO, Ser 2013-18A, Cl A
1.377%, 07/23/2025	1,600	1,571
Eaton Vance CLO, Ser 2014-1A, Cl A
1.703%, 07/15/2026	550	548
Flatiron CLO, Ser 2014-1A, Cl A1
1.637%, 07/17/2026	1,600	1,590
Latitude CLO II, Ser 2006-2A, Cl A2
0.601%, 12/15/2018	494	491
Voya CLO, Ser 2014-2A, Cl A1
1.707%, 07/17/2026	1,730	1,726

Total Collateralized Debt Obligations (Cost $8,031) ($ Thousands)		8,019

PREFERRED STOCK — 0.0%
Citigroup Capital XIII, 7.875% (A)	24,750	656

Total Preferred Stock (Cost $647) ($ Thousands)		656

U.S. TREASURY OBLIGATIONS — 25.7%
U.S. Treasury Bills (C)
0.018%, 04/09/2015	20	20
0.010%, 05/07/2015	27	27
0.001%, 04/30/2015	427	427
U.S. Treasury Bonds
4.500%, 08/15/2039	742	1,016
3.750%, 11/15/2043	9,423	11,772
3.625%, 08/15/2043	2,899	3,543
3.125%, 02/15/2042	2,900	3,242
3.125%, 02/15/2043	1,524	1,702
3.125%, 08/15/2044	533	597
3.000%, 11/15/2044	6,047	6,626
2.875%, 05/15/2043	24,880	26,509
2.750%, 08/15/2042	8,600	8,951
2.750%, 11/15/2042	8,684	9,025
2.500%, 02/15/2045	21,534	21,335
2.000%, 10/31/2021	1,732	1,768
1.750%, 09/30/2019	30,639	31,223
1.625%, 06/30/2019	4,562	4,633

76	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. Treasury Inflation Protected Securities
2.375%, 01/15/2025	$3,992	$4,839
2.125%, 02/15/2040	919	1,227
1.875%, 07/15/2015	3,448	3,502
1.375%, 02/15/2044	15,320	18,007
0.750%, 02/15/2042	1,303	1,318
0.750%, 02/15/2045	5,017	5,101
0.625%, 01/15/2024	2,865	2,984
0.625%, 02/15/2043	1,901	1,862
0.500%, 04/15/2015	1,035	1,037
0.375%, 07/15/2023	7,411	7,600
0.250%, 01/15/2025	6,192	6,234
0.125%, 04/15/2016	6,564	6,631
0.125%, 04/15/2017	3,077	3,131
0.125%, 07/15/2024	7,219	7,216
U.S. Treasury Notes
3.625%, 02/15/2044	8,226	10,058
3.375%, 05/15/2044	486	569
3.125%, 04/30/2017	7,020	7,387
2.875%, 03/31/2018	12,800	13,166
2.500%, 05/15/2024	7,155	7,516
2.375%, 08/15/2024	4,750	4,938
2.250%, 07/31/2021	759	787
2.125%, 08/31/2020	963	996
2.125%, 01/31/2021	1,465	1,512
2.000%, 02/15/2025	30,623	30,817
1.750%, 02/28/2022	1,546	1,550
1.750%, 05/15/2023	535	532
1.625%, 03/31/2019	5,613	5,708
1.625%, 07/31/2019	1,151	1,168
1.625%, 08/31/2019	5,320	5,365
1.625%, 12/31/2019	7,020	7,109
1.500%, 07/31/2016	210	213
1.500%, 01/31/2019	3,722	3,770
1.500%, 05/31/2019	5,256	5,313
1.500%, 10/31/2019	4,637	4,674
1.500%, 11/30/2019	3,901	3,931
1.500%, 01/31/2022	6,543	6,459
1.375%, 02/29/2020	14,106	14,109
1.375%, 03/31/2020	16,732	16,732
1.250%, 01/31/2020	863	858
1.000%, 09/15/2017	4,060	4,088
1.000%, 02/15/2018	1,653	1,660
1.000%, 03/15/2018	5,987	6,009
0.875%, 09/15/2016	9,025	9,083
0.875%, 01/31/2017 (D)	9,627	9,643
0.875%, 05/15/2017	11,491	11,556
0.875%, 07/15/2017	9,995	10,045
0.875%, 08/15/2017	12,706	12,764
0.875%, 10/15/2017	2,947	2,957
0.875%, 11/15/2017	16,719	16,763
0.625%, 10/15/2016	1,517	1,521

Description	Face Amount ($ Thousands)/ Shares/Contracts	Market Value ($ Thousands)

0.625%, 12/31/2016	$16,994	$17,035
0.625%, 02/15/2017	1,372	1,374
0.625%, 08/31/2017	14,512	14,486
0.625%, 09/30/2017	10,255	10,228
0.625%, 11/30/2017	4,285	4,267
0.500%, 06/30/2016	496	497
0.500%, 09/30/2016	4,661	4,666
0.500%, 02/28/2017	16,965	16,954
0.500%, 03/31/2017	24,936	24,908
U.S. Treasury STRIPS (C)
2.818%, 11/15/2027	5,175	3,877
2.672%, 05/15/2044	2,060	963

Total U.S. Treasury Obligations (Cost $527,731) ($ Thousands)		543,686

AFFILIATED PARTNERSHIP — 0.8%
SEI Liquidity Fund, L.P. 0.070%**† (F)	15,886,973	15,887

Total Affiliated Partnership (Cost $15,887) ($ Thousands)		15,887

CASH EQUIVALENT — 6.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	135,113,533	135,114

Total Cash Equivalent (Cost $135,114) ($ Thousands)		135,114

Total Investments — 108.9% (Cost $2,241,796) ($ Thousands)		2,305,366

PURCHASED OPTIONS*†† — 0.0%
December 2015, Eurodollar Future Option Call , Expires 12/14/2015 , Strike Price: $99.625,	78	6
December 2015, Eurodollar Future Option Put, Expires 12/14/2015, Strike Price: $98.875,	78	6
May 2015, U.S. 5-Year Treasury Note Option Call, Expires 4/18/2015, Strike Price: $119.50,	92	81
May 2015, U.S. 5-Year Treasury Note Option Call, Expires 4/18/2015, Strike Price: $121.50,	23	2

Total Purchased Options (Cost $60) ($ Thousands)		95

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	77

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2015

Description	Contracts	Market Value ($ Thousands)

PURCHASED SWAPTION*†† — 0.0%
January 2019, 5 year/30 year Put, Expires: 01/14/2019, Strike Rate: 5.000%*	3,685	$66

Total Purchased Swaption (Cost $248) ($ Thousands)		66

WRITTEN OPTIONS*†† — 0.0%
December 2015, Eurodollar Future Option Call, Expires 12/14/2015, Strike Price: $99.25,	(78)	(20)
December 2015, IMM Eurodollar Future Option Call, Expires 12/16/2015, Strike Price: $99.25,	(78)	(38)
June 2015, Eurodollar Future Option Put, Expires 06/15/2015, Strike Price: $98.75,	(60)	(7)
June 2015, U.S. 10-Year Treasury Note Option Call, Expires 05/16/2015, Strike Price: $130.00,	(25)	(17)
June 2015, U.S. 10-Year Treasury Note Option Call, Expires 05/16/2015, Strike Price: $130.50,	(24)	(13)
June 2015, U.S. 10-Year Treasury Note Option Call, Expires 05/16/2015, Strike Price: $131.00,	(126)	(51)
June 2015, U.S. 10-Year Treasury Note Option Call, Expires 05/16/2015, Strike Price: $132.00,	(92)	(22)
June 2015, U.S. 10-Year Treasury Note Option Put, Expires 05/16/2015, Strike Price: $124.00,	(126)	(8)
May 2015, U.S. 10-Year Treasury Note Option Call, Expires 04/18/2015, Strike Price: 128.00,	(33)	(41)
May 2015, U.S. 10-Year Treasury Note Option Call, Expires 04/18/2015, Strike Price: 130.50,	(155)	(34)
May 2015, U.S. 10-Year Treasury Note Option Put, Expires 04/18/2015, Strike Price: 124.50,	(63)	(1)

Description	Contracts	Market Value ($ Thousands)

May 2015, U.S. 5-Year Treasury Note Option Call, Expires 04/18/2015, Strike Price: 120.50,	(115)	$(36)

Total Written Options (Premiums Received $(291)) ($ Thousands)		(288)

WRITTEN SWAPTION — 0.0%

United States — 0.0%
January 2019, 5 Year/30 Year Put, Expires: 01/19/2019, Strike Rate: 5.000% *	(13,905)	(87)

Total Written Swaption (Premiums Received $(360)) ($ Thousands)		$(87)

The open futures contracts held by the Fund at March 31, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	34	Dec-2015	$4
90-Day Euro$	206	Dec-2016	163
90-Day Euro$	(30)	Dec-2017	(72)
90-Day Euro$	161	Jun-2016	181
90-Day Euro$	52	Jun-2017	6
90-Day Euro$	(52)	Jun-2018	(6)
CBT T-Bonds	(43)	Jun-2015	(117)
Euro	(18)	Jun-2015	27
Euro-Bobl	(102)	Jun-2015	(20)
Euro-Bund	(37)	Jun-2015	(58)
U.S. 2-Year Treasury Note	(461)	Jun-2015	(300)
U.S. 5-Year Treasury Note	1,046	Jun-2015	1,310
U.S. 10-Year Treasury Note	47	Jun-2015	115
U.S. Ultra Long Treasury Bond	5	Jun-2015	(5)

			$1,228

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

78	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

A list of the open forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/16/15	BRL	18,025	USD	5,710	$94
4/16/15	USD	6,191	INR	391,800	48
5/13/15	EUR	8,826	USD	10,088	605
5/13/15	JPY	519,835	USD	4,435	97
5/13/15	USD	5,592	EUR	4,923	(302)

					$542

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Bank of America	(5,592)	$5,290	$(302)
Barclays PLC	(2,865)	2,929	64
Brown Brothers Harriman	(11,808)	11,950	142
Citigroup	(8,190)	8,650	459
JPMorgan Chase Bank	(922)	983	61
UBS	(1,845)	1,962	118

			$542

For the period ended March 31, 2015, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of open OTC swap agreements held by the Fund at March 31, 2015, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized (Depreciation) ($ Thousands)
Deutsche Bank	08CAD7AD0	SELL	1.00	03/20/24	$(1,490)	$24
Goldman Sachs	Markit Cmbx.Na.Bbb-.8	SELL	3.00	12/31/49	(100)	1
Goldman Sachs	Markit Cmbx.Na.Bbb-.8	SELL	3.00	10/17/49	(100)	—
Goldman Sachs	Metlife Inc.	SELL	1.00	06/20/21	(750)	(5)
Goldman Sachs	Metlife Inc.	SELL	1.00	06/20/21	(840)	(6)

						$14

Interest Rate Swaps
Broker	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Barclays Bank PLC	2.42%	3 Month USD - LIBOR	11/15/27	$1,620	$(162)
Barclays Bank PLC	2.48%	3 Month USD - LIBOR	11/15/27	1,620	(147)
Citigroup	2.71%	3 Month USD - LIBOR	08/15/42	3,245	(234)

					$(543)

A list of open centrally cleared swap agreements held by the Fund at March 31, 2015, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized (Depreciation) ($ Thousands)
UBS Warburg	CDX.NA.HY.22 06/19	SELL	5.00	06/20/19	$(10)	—

Interest Rate Swaps
Broker	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays	0.04%	REC 3-Month USD LIBOR	11/15/43	$ 2,275	$(634)
UBS	0.02%	3 Month USD - LIBOR	05/15/30	23,077	388

					$(246)

For the period ended March 31, 2015, the total amount of all open OTC and centrally cleared swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the year.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	79

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Concluded)

March 31, 2015

Percentages are based on a Net Assets of $2,116,230 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2015.

†	Investment in Affiliated Security (see Note 6).

††	For the period ended March 31, 2015, the total amount of open purchased swaptions, written options and written swaptions, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the year.

‡	Real Estate Investment Trust.

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2015.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate reported is the effective yield at time of purchase.

(D)	This security or a partial position of this security is on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 was $15,440 ($ Thousands).

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2015. The coupon on a step bond changes on a specified date.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2015 was $15,887 ($ Thousands).

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

BRL — Brazilian Real

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

DN — Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

INR — Indian Rupee

IO — Interest Only — face amount represents notional amount

JPY — Japanese Yen

LIBOR — LondonInterbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Administration

OTC — Over the Counter

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$688,809	$—	$688,809
Corporate Obligations	—	577,589	—	577,589
U.S. Treasury Obligations	—	543,686	—	543,686
Asset-Backed Securities	—	211,718	—	211,718
U.S. Government Agency Obligations	—	59,488	—	59,488
Sovereign Debt	—	30,572	—	30,572
Affiliated Partnership	—	15,887	—	15,887
Collateralized Debt Obligations	—	8,019	—	8,019
Preferred Stock	656	—	—	656
Loan Participations	—	17,585	—	17,585
Municipal Bonds	—	16,243	—	16,243
Cash Equivalent	135,114	—	—	135,114

Total Investments in Securities	$135,770	$2,169,596	$—	$2,305,366

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$288	$—	$—	$288
Written Swaption	—	87	—	87
Purchased Swaption	—	66	—	66
Purchased Options	95	—	—	95
Futures Contracts*
Unrealized Appreciation	1,806	—	—	1,806
Unrealized Depreciation	(578)	—	—	(578)
Forwards*
Unrealized Appreciation	—	844	—	844
Unrealized Depreciation	—	(302)	—	(302)
OTC Swaps*
Credit Default Swaps
Unrealized Appreciation	—	25	—	25
Unrealized Depreciation	—	(11)	—	(11)
Interest Rate Swaps
Unrealized Depreciation	—	(543)	—	(543)
Centrally Cleared Swaps*
Interest Rate Swaps
Unrealized Appreciation	—	388	—	388
Unrealized Depreciation	—	(634)	—	(634)

Total Other Financial Instruments	$1,611	$(80)	$—	$1,531

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

80	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 31.7%

Agency Mortgage-Backed Obligations — 25.8%
FHLMC
11.000%, 02/17/2021	$45	$50
10.000%, 03/17/2026 to 10/01/2030	468	523
7.500%, 01/01/2032 to 09/01/2038	573	677
6.500%, 10/01/2031 to 09/01/2038	878	1,002
6.000%, 08/01/2015 to 09/01/2038	1,022	1,134
5.500%, 06/01/2020 to 01/01/2039	3,713	4,082
5.000%, 03/01/2034 to 08/01/2039	3,149	3,534
4.500%, 04/01/2035 to 05/01/2044	5,827	6,481
4.000%, 11/15/2029 to 02/01/2045	8,434	9,163
3.500%, 12/01/2028 to 01/01/2045	8,225	8,706
1.620%, 11/21/2019	130	129
FHLMC ARM (A)
6.493%, 10/01/2037	174	181
3.342%, 07/01/2036	69	72
3.026%, 03/01/2036	608	656
2.896%, 08/01/2044	296	307
2.727%, 03/01/2037	207	224
2.681%, 04/01/2037	92	99
2.680%, 05/01/203	468	507
2.631%, 05/01/2037	309	332
2.610%, 11/01/2036	40	43
2.574%, 12/01/2042	117	120
2.541%, 02/01/2036	223	239
2.489%, 04/01/2037	8	8

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.480%, 10/01/2037	$45	$48
2.471%, 05/01/2038	161	173
2.375%, 01/01/2035 to 11/01/2036	110	117
2.278%, 06/01/2037	81	87
2.276%, 02/01/2037	53	56
1.937%, 05/01/2037	259	272
1.925%, 04/01/2037	45	48
FHLMC CMO, Ser 1591, Cl PV
6.250%, 10/15/2023	529	579
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	221	249
FHLMC CMO, Ser 2002-48, Cl 1A
5.621%, 07/25/2033 (A)	6	7
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	61	74
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	86	105
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	87	106
FHLMC CMO, Ser 2005-2945, Cl SA
11.980%, 03/15/2020 (A)	26	29
FHLMC CMO, Ser 2005-2967, Cl EA, PO
0.000%, 04/15/2020 (B)	73	73
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	135	149
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/2035 (B)	101	95
FHLMC CMO, Ser 2006-3117, Cl OG, PO
0.000%, 02/15/2036 (B)	101	98
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/2036 (B)	69	65
FHLMC CMO, Ser 2006-3200, Cl PO, PO
0.000%, 08/15/2036 (B)	93	86
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	211	241
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (B)	18	17
FHLMC CMO, Ser 2007-3318, Cl DB
6.000%, 05/15/2027	229	259

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	81

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.826%, 11/15/2037 (A)	$71	$10
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.876%, 05/15/2038 (A)	68	9
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/2038	63	70
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/2037 (B)	103	100
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/2036 (B)	164	159
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/2039 (B)	115	105
FHLMC CMO, Ser 2010-3621, Cl BO, PO
0.000%, 01/15/2040 (B)	56	55
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	1,262	1,335
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/2036	427	507
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/2040	231	28
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/2034	231	10
FHLMC CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/2037	338	22
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/2035	79	1
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/2037	331	29
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/2037	161	12
FHLMC CMO, Ser 2011-3793, Cl AB
3.500%, 01/15/2026	500	541
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/2029	281	23
FHLMC CMO, Ser 2011-3804, Cl FN
0.625%, 03/15/2039 (A)	372	373

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/2036	$621	$709
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/2041 (A)	134	146
FHLMC CMO, Ser 2011-3876, Cl NB
5.000%, 08/15/2038	236	255
FHLMC CMO, Ser 2011-3925, Cl FL
0.625%, 01/15/2041 (A)	656	663
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.776%, 10/15/2041 (A)	870	154
FHLMC CMO, Ser 2011-3957, Cl B
4.000%, 11/15/2041	674	717
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	948	968
FHLMC CMO, Ser 2012-279, Cl F6
0.625%, 09/15/2042 (A)	419	421
FHLMC CMO, Ser 2012-281, Cl F1
0.675%, 10/15/2042 (A)	430	432
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	1,407	195
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	1,481	176
FHLMC CMO, Ser 2013-299, Cl 300
3.000%, 01/15/2043	885	896
FHLMC CMO, Ser 2013-300, Cl 300
3.000%, 01/15/2043	1,120	1,142
FHLMC CMO, Ser 2013-310, Cl PO, PO
0.000%, 09/15/2043 (B)	561	455
FHLMC CMO, Ser 2013-4194, Cl BI IO
3.500%, 04/15/2043	665	102
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.076%, 09/15/2042 (A)	572	95
FHLMC CMO, Ser 2013-4206, Cl CZ
3.000%, 05/15/2043	106	104
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	207	204

82	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2013-4219, Cl JA
3.500%, 08/15/2039	$878	$928
FHLMC CMO, Ser 2013-4226, Cl GZ
3.000%, 07/15/2043	105	102
FHLMC CMO, Ser 2013-4227, Cl AB
3.500%, 10/15/2037	581	611
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	1,055	128
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.826%, 05/15/2044 (A)	96	22
FHLMC CMO, Ser 2015-342, Cl 300
3.000%, 07/15/2043	2,082	2,112
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	570	598
FHLMC CMO, Ser 2015-4430, Cl A
4.000%, 04/15/2041	850	902
FHLMC CMO, Ser 2033, Cl HC
6.500%, 02/15/2028	88	98
FHLMC CMO, Ser 2075, Cl D
6.500%, 08/15/2028	172	199
FHLMC CMO, Ser 239, Cl S30, IO
7.526%, 08/15/2036 (A)	162	26
FHLMC CMO, Ser 2434, Cl ZA
6.500%, 04/15/2032	187	216
FHLMC CMO, Ser 2458, Cl ZM
6.500%, 06/15/2032	145	166
FHLMC CMO, Ser 2631, Cl SA
14.530%, 06/15/2033 (A)	63	85
FHLMC CMO, Ser 2725, Cl SC
8.819%, 11/15/2033 (A)	33	37
FHLMC CMO, Ser 2950, Cl JO, PO
0.000%, 03/15/2020 (B)	26	26
FHLMC CMO, Ser 3001, Cl HP
21.302%, 05/15/2035 (A)	69	98
FHLMC CMO, Ser 3006, Cl QS
19.697%, 07/15/2035 (A)	134	172
FHLMC CMO, Ser 3012, Cl GK
23.965%, 06/15/2035 (A)	103	156
FHLMC CMO, Ser 3217, Cl CX, IO
6.416%, 09/15/2036 (A)	219	32
FHLMC CMO, Ser 3225, Cl EO, PO
0.000%, 10/15/2036 (B)	131	119

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 3262, Cl SG, IO
6.226%, 01/15/2037 (A)	$150	$17
FHLMC CMO, Ser 3373, Cl TO, PO
0.000%, 04/15/2037 (B)	34	33
FHLMC CMO, Ser 3383, Cl SA, IO
6.276%, 11/15/2037 (A)	212	22
FHLMC CMO, Ser 3422, Cl SE
17.014%, 02/15/2038 (A)	23	30
FHLMC CMO, Ser 3515, Cl PI, IO
5.500%, 07/15/2037	9	—
FHLMC CMO, Ser 3607, Cl BO, PO
0.000%, 04/15/2036 (B)	35	33
FHLMC CMO, Ser 3611, Cl PO, PO
0.000%, 07/15/2034 (B)	49	43
FHLMC CMO, Ser 3626, Cl MA
5.000%, 02/15/2030	32	32
FHLMC CMO, Ser 3632, Cl BS
16.918%, 02/15/2040 (A)	100	151
FHLMC CMO, Ser 3688, Cl NI, IO
5.000%, 04/15/2032	346	24
FHLMC CMO, Ser T-42, Cl A5
7.500%, 02/25/2042	616	722
FHLMC CMO, Ser T-51, Cl 1A
6.500%, 09/25/2043 (A)	153	178
FHLMC CMO, Ser T-54, Cl 2A
6.500%, 02/25/2043	100	119
FHLMC CMO, Ser T-54, Cl 3A
7.000%, 02/25/2043	322	397
FHLMC CMO, Ser T-57, Cl 1A2
7.000%, 07/25/2043	417	489
FHLMC CMO, Ser T-58, Cl 4A
7.500%, 09/25/2043	477	574
FHLMC CMO, Ser T-60, Cl 1A2
7.000%, 03/25/2044	163	207
FHLMC CMO, Ser T-76, Cl 2A
3.010%, 10/25/2037 (A)	231	226
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2014-K038, Cl A2
3.389%, 03/25/2024	286	309
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2014-KF05, Cl A
0.521%, 09/25/2021 (A)	1,329	1,329

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	83

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass-Through Certificates, Ser 2014-KSMC, Cl A2
2.615%, 01/25/2023	$500	$512
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSCT, Cl A2
4.285%, 01/25/2020	295	328
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
2.374%, 02/25/2024 (A) (C)	250	253
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
1.824%, 04/25/2024 (A) (C)	1,490	1,475
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M2
2.574%, 08/25/2024 (A) (C)	290	294
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M1
1.824%, 08/25/2024 (A) (C)	388	391
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M2
2.824%, 10/25/2024 (A) (C)	520	525
FHLMC-GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/2023	209	232
FNMA
7.500%, 10/01/2037 to 04/01/2039	383	468
7.000%, 04/01/2032 to 01/01/2039	256	308
6.500%, 05/01/2027 to 10/01/2038	1,056	1,241
6.000%, 10/01/2019 to 10/01/2040	3,747	4,262
5.500%, 02/01/2021 to 08/01/2041	2,887	3,276
5.000%, 01/01/2020 to 08/01/2041	5,100	5,744
4.685%, 02/01/2020	705	789
4.640%, 01/01/2021	476	540
4.540%, 01/01/2020	465	517
4.513%, 12/01/2019	449	501
4.500%, 08/01/2021 to 12/31/2049	9,910	10,961
4.410%, 05/01/2021	370	420
4.390%, 05/01/2021	246	277
4.380%, 01/01/2021 to 04/01/2021	1,435	1,610

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.369%, 02/01/2020	$468	$520
4.360%, 05/01/2021	989	1,114
4.300%, 04/01/2021 to 07/01/2021	1,008	1,132
4.297%, 01/01/2021	267	299
4.271%, 06/01/2021	421	467
4.250%, 04/01/2021 to 04/01/2021	750	842
4.240%, 06/01/2021	977	1,095
4.230%, 03/01/2020	387	425
4.130%, 08/01/2021	949	1,057
4.066%, 07/01/2020	384	424
4.060%, 07/01/2021	1,000	1,112
4.000%, 03/01/2025 to 04/01/2045	21,817	23,734
3.840%, 08/01/2021	926	1,020
3.670%, 07/01/2023	1,000	1,099
3.614%, 12/01/2020	1,126	1,225
3.590%, 12/01/2020	465	504
3.505%, 09/01/2020	925	996
3.500%, 12/01/2029 to 02/01/2045	19,257	20,407
3.430%, 10/01/2020	936	1,005
3.290%, 10/01/2020 to 08/01/2026	1,342	1,430
3.235%, 10/01/2026	497	526
3.230%, 11/01/2020	336	359
3.000%, 08/01/2033 to 01/01/2043	2,341	2,417
2.810%, 06/01/2023	1,000	1,035
2.770%, 05/01/2022	1,000	1,038
2.747%, 08/01/2022	1,031	1,061
2.703%, 04/01/2023	485	500
2.680%, 07/01/2022	1,943	2,005
2.510%, 06/01/2023	484	492
2.500%, 10/01/2042	342	339
2.480%, 06/01/2019	981	1,012
2.460%, 04/01/2023	905	920
2.420%, 06/01/2023	485	490
FNMA - ACES, Ser 2014-M12, Cl FA
0.451%, 10/25/2021 (A)	928	929
FNMA - ACES, Ser 2014-M6, Cl FA
0.442%, 12/25/2017 (A)	105	105
FNMA - ACES, Ser 2014-M8, Cl FA
0.390%, 05/25/2018 (A)	810	811
FNMA - ACES, Ser 2014-M8, Cl X2, IO
0.434%, 06/25/2024 (A)	8,928	278
FNMA ARM (A)
6.230%, 08/01/2036	39	42
3.225%, 04/01/2044	1,172	1,230

84	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.928%, 03/01/2036	$155	$166
2.726%, 01/01/2045	395	408
2.667%, 11/01/2036	142	151
2.581%, 03/01/2045	107	110
2.553%, 12/01/2036	436	466
2.498%, 09/01/2037	4	4
2.461%, 11/01/2036	128	136
2.445%, 09/01/2036	51	55
2.411%, 12/01/2036	117	125
2.346%, 04/01/2037	87	93
2.330%, 04/01/2036	98	105
2.325%, 07/01/2037	250	268
2.257%, 11/01/2037	249	267
2.247%, 07/01/2037	125	133
1.978%, 11/01/2037	130	138
1.961%, 09/01/2037	59	64
1.712%, 07/01/2037	294	309
0.633%, 11/01/2023	975	983
0.531%, 01/01/2023	191	193
0.521%, 01/01/2023	478	477
0.511%, 01/01/2023	500	500
FNMA CMO, Ser 1998-300, Cl 1, PO
0.000%, 09/01/2024 (B)	76	74
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	98	109
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/2023 (B)	57	56
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/2045	137	161
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	64	75
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	234	271
FNMA CMO, Ser 2003-131, Cl SK
15.853%, 01/25/2034 (A)	71	94
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/2023	832	912
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/2033 (B)	33	30
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/2034 (B)	76	74
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/2032 (B)	6	6

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/2032 (B)	$11	$11
FNMA CMO, Ser 2004-89, Cl SM
17.397%, 09/25/2024 (A)	263	352
FNMA CMO, Ser 2005-106, Cl US
23.930%, 11/25/2035 (A)	383	585
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	468	508
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	506	522
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	318	42
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	67	74
FNMA CMO, Ser 2005-72, Cl SB
16.441%, 08/25/2035 (A)	63	85
FNMA CMO, Ser 2005-90, Cl ES
16.441%, 10/25/2035 (A)	91	118
FNMA CMO, Ser 2006-117, Cl GS, IO
6.476%, 12/25/2036 (A)	64	12
FNMA CMO, Ser 2006-118, Cl A2
0.236%, 12/25/2036 (A)	122	122
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/2036 (B)	68	64
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/2036 (B)	61	57
FNMA CMO, Ser 2006-59, Cl QO, PO
0.000%, 01/25/2033 (B)	24	24
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/2035 (B)	51	51
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/2036	321	385
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/2036	54	62
FNMA CMO, Ser 2007-100, Cl SM, IO
6.276%, 10/25/2037 (A)	173	23

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	85

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2007-101, Cl A2
0.424%, 06/27/2036 (A)	$87	$86
FNMA CMO, Ser 2007-112, Cl SA, IO
6.276%, 12/25/2037 (A)	208	35
FNMA CMO, Ser 2007-114, Cl A6
0.374%, 10/27/2037 (A)	348	344
FNMA CMO, Ser 2007-116, Cl HI, IO
1.529%, 01/25/2038 (A)	193	13
FNMA CMO, Ser 2007-29, Cl SG
22.087%, 04/25/2037 (A)	30	43
FNMA CMO, Ser 2007-65, Cl KI, IO
6.446%, 07/25/2037 (A)	118	19
FNMA CMO, Ser 2007-72, Cl EK, IO
6.226%, 07/25/2037 (A)	150	22
FNMA CMO, Ser 2007-77, Cl PD
6.000%, 10/25/2036	623	646
FNMA CMO, Ser 2007-85, Cl SG
15.816%, 09/25/2037 (A)	33	42
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/2016 (A)	177	1
FNMA CMO, Ser 2008-4, Cl SD, IO
5.826%, 02/25/2038 (A)	420	54
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/2024	250	273
FNMA CMO, Ser 2009-103, Cl MB
2.316%, 12/25/2039 (A)	193	201
FNMA CMO, Ser 2009-20, Cl DT
4.500%, 04/25/2039	262	290
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/2039	149	19
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/2037 (B)	138	126
FNMA CMO, Ser 2009-84, Cl WS, IO
5.726%, 10/25/2039 (A)	77	9
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (B)	1,064	1,038

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/2039	$58	$10
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/2037 (B)	126	116
FNMA CMO, Ser 2009-99, Cl SC, IO
6.006%, 12/25/2039 (A)	104	13
FNMA CMO, Ser 2009-99, Cl WA
6.300%, 12/25/2039 (A)	242	274
FNMA CMO, Ser 2010-1, Cl WA
6.188%, 02/25/2040 (A)	94	102
FNMA CMO, Ser 2010-16, Cl WA
6.441%, 03/25/2040 (A)	116	131
FNMA CMO, Ser 2010-23, Cl KS, IO
6.926%, 02/25/2040 (A)	185	21
FNMA CMO, Ser 2010-35, Cl SB, IO
6.246%, 04/25/2040 (A)	122	20
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/2035 (B)	58	54
FNMA CMO, Ser 2010-68, Cl SA, IO
4.826%, 07/25/2040 (A)	794	113
FNMA CMO, Ser 2011-118, Cl MT
7.000%, 11/25/2041	511	593
FNMA CMO, Ser 2011-53, Cl TN
4.000%, 06/25/2041	781	843
FNMA CMO, Ser 2011-87, Cl SG, IO
6.376%, 04/25/2040 (A)	594	108
FNMA CMO, Ser 2011-90, Cl AS, IO
6.226%, 09/25/2041 (A)	471	88
FNMA CMO, Ser 2011-M3, Cl A1
2.072%, 07/25/2021	198	199
FNMA CMO, Ser 2011-M4, Cl A2
3.726%, 06/25/2021	845	925
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	972	102
FNMA CMO, Ser 2012-108, Cl F
0.674%, 10/25/2042 (A)	416	417

86	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2012-112, Cl DA
3.000%, 10/25/2042	$1,318	$1,345
FNMA CMO, Ser 2012-112, Cl FD
0.674%, 10/25/2042 (A)	431	435
FNMA CMO, Ser 2012-118, Cl CI, IO
3.500%, 12/25/2039	1,063	161
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	186	191
FNMA CMO, Ser 2012-14, Cl FG
0.574%, 07/25/2040 (A)	670	672
FNMA CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	223	228
FNMA CMO, Ser 2012-M15, Cl A
2.655%, 10/25/2022 (A)	912	942
FNMA CMO, Ser 2013-101, Cl DO, PO
0.000%, 10/25/2043 (B)	368	298
FNMA CMO, Ser 2013-126, Cl CS, IO
5.976%, 09/25/2041 (A)	922	145
FNMA CMO, Ser 2013-128, Cl PO, PO
0.000%, 12/25/2043 (B)	365	299
FNMA CMO, Ser 2013-133, Cl AB
4.000%, 06/25/2039	340	366
FNMA CMO, Ser 2013-4, Cl AJ
3.500%, 02/25/2043	858	908
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	1,034	123
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	22	24
FNMA CMO, Ser 2013-94, Cl HA
4.000%, 01/25/2040	65	70
FNMA CMO, Ser 2014-47, Cl AI, IO
1.816%, 08/25/2044 (A)	1,540	113
FNMA CMO, Ser 2014-9, Cl A
4.000%, 05/25/2037	112	121
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.374%, 07/25/2024 (A) (C)	223	223

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Grantor Trust CMO, Ser 2001-T10, Cl A1
7.000%, 12/25/2041	$409	$484
FNMA Grantor Trust CMO, Ser 2002-T1, Cl A1
6.500%, 11/25/2031	281	330
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/2042	321	370
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/2044	268	311
FNMA TBA
5.000%, 05/01/2038	3,000	3,331
4.500%, 05/01/2038 to 05/25/2045	6,385	6,948
4.000%, 04/01/2039 to 05/15/2045	12,715	13,578
3.500%, 05/15/2026 to 05/25/2045	19,245	20,189
3.000%, 05/25/2026 to 05/25/2045	14,785	15,268
2.500%, 05/01/2017 to 04/25/2030	2,020	2,073
FNMA Whole Loan CMO, Ser 2002-W6, Cl 2SI, IO
7.926%, 06/25/2042 (A)	359	67
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
6.529%, 12/25/2042 (A)	204	239
FNMA Whole Loan CMO, Ser 2003-W12, Cl 1A8
4.550%, 06/25/2043	168	184
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	83	91
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/2042	179	209
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/2033	340	402
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/2044	345	400
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.394%, 03/25/2045 (A)	366	366
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/2045	205	240
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.394%, 02/25/2036 (A)	162	162

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	87

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.434%, 11/25/2046 (A)	$211	$211
FNMA, Ser 2014-M5, Cl FA
0.484%, 01/25/2017 (A)	107	107
FREMF Mortgage Trust, Ser 2014-K36, Cl C
4.362%, 12/25/2046 (A) (C)	120	126
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.009%, 10/25/2047 (A) (C)	10	10
FREMF Mortgage Trust, Ser 2014-K714, Cl C
3.856%, 01/25/2047 (A) (C)	60	62
GNMA
7.500%, 10/15/2037	94	112
7.000%, 09/15/2031	59	72
6.500%, 12/15/2035	573	688
6.000%, 09/20/2038	158	179
1.625%, 02/20/2034 (A)	414	430
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/2031	475	561
GNMA CMO, Ser 2003-97, Cl SA, IO
6.376%, 11/16/2033 (A)	320	65
GNMA CMO, Ser 2004-11, Cl SX
16.990%, 02/20/2034 (A)	37	54
GNMA CMO, Ser 2004-28, Cl SV
8.824%, 04/20/2034 (A)	106	113
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/2034 (A)	72	81
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/2033 (B)	6	6
GNMA CMO, Ser 2004-87, Cl SB
7.474%, 03/17/2033 (A)	87	95
GNMA CMO, Ser 2005-28, Cl YO, PO
0.000%, 02/17/2033 (B)	173	170
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/2035	400	468
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/2036 (B)	30	28
GNMA CMO, Ser 2006-38, Cl SG, IO
6.474%, 09/20/2033 (A)	29	—

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2007-26, Cl SW, IO
6.024%, 05/20/2037 (A)	$272	$36
GNMA CMO, Ser 2007-27, Cl SD, IO
6.024%, 05/20/2037 (A)	183	23
GNMA CMO, Ser 2007-72, Cl US, IO
6.374%, 11/20/2037 (A)	103	16
GNMA CMO, Ser 2007-78, Cl SA, IO
6.356%, 12/16/2037 (A)	1,212	212
GNMA CMO, Ser 2007-82, Cl SA, IO
6.354%, 12/20/2037 (A)	143	20
GNMA CMO, Ser 2007-9, Cl CI, IO
6.024%, 03/20/2037 (A)	253	29
GNMA CMO, Ser 2008-1, Cl PO, PO
0.000%, 01/20/2038 (B)	54	52
GNMA CMO, Ser 2008-10, Cl S, IO
5.654%, 02/20/2038 (A)	230	31
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/2033 (B)	39	38
GNMA CMO, Ser 2008-33, Cl XS, IO
7.526%, 04/16/2038 (A)	109	21
GNMA CMO, Ser 2008-55, Cl SA, IO
6.024%, 06/20/2038 (A)	234	29
GNMA CMO, Ser 2009-106, Cl AS, IO
6.226%, 11/16/2039 (A)	296	40
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/2039	140	24
GNMA CMO, Ser 2009-24, Cl DS, IO
6.124%, 03/20/2039 (A)	225	15
GNMA CMO, Ser 2009-25, Cl SE, IO
7.424%, 09/20/2038 (A)	168	27
GNMA CMO, Ser 2009-43, Cl SA, IO
5.774%, 06/20/2039 (A)	176	22
GNMA CMO, Ser 2009-6, Cl SH, IO
5.864%, 02/20/2039 (A)	151	18
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/2038	73	7

88	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-65, Cl TS, IO
6.224%, 12/20/2038 (A)	$291	$23
GNMA CMO, Ser 2009-66, Cl XS, IO
6.626%, 07/16/2039 (A)	1,829	270
GNMA CMO, Ser 2009-67, Cl SA, IO
5.876%, 08/16/2039 (A)	112	14
GNMA CMO, Ser 2009-75, Cl MN
5.500%, 09/20/2039	500	602
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/2037 (B)	216	195
GNMA CMO, Ser 2009-83, Cl TS, IO
5.924%, 08/20/2039 (A)	218	24
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/2035 (B)	108	102
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/2040 (B)	333	290
GNMA CMO, Ser 2010-4, Cl NS, IO
6.216%, 01/16/2040 (A)	2,676	388
GNMA CMO, Ser 2010-47, Cl PX, IO
6.524%, 06/20/2037 (A)	378	65
GNMA CMO, Ser 2010-H11, Cl FA
1.172%, 06/20/2060 (A)	644	658
GNMA CMO, Ser 2011-142, Cl IO, IO
0.924%, 09/16/2046 (A)	6,289	297
GNMA CMO, Ser 2011-H08, Cl FD
0.671%, 02/20/2061 (A)	477	477
GNMA CMO, Ser 2012-112, Cl IO, IO
0.837%, 02/16/2053 (A)	4,403	277
GNMA CMO, Ser 2012-125, Cl IO, IO
0.857%, 02/16/2053 (A)	1,198	76
GNMA CMO, Ser 2012-H25, Cl FA
0.871%, 12/20/2061 (A)	908	921
GNMA CMO, Ser 2013-147, Cl QS, IO
6.574%, 12/20/2039 (A)	830	157
GNMA CMO, Ser 2013-178, Cl A
2.250%, 03/16/2035	214	217

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2013-178, Cl IO, IO
0.931%, 06/16/2055 (A)	$1,155	$69
GNMA CMO, Ser 2013-63, Cl IO, IO
0.774%, 09/16/2051 (A)	5,243	328
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	885	161
GNMA CMO, Ser 2013-H04, Cl BA
1.650%, 02/20/2063	494	495
GNMA CMO, Ser 2013-H21, Cl FB
0.871%, 09/20/2063 (A)	942	950
GNMA CMO, Ser 2014-117, Cl SJ, IO
5.424%, 08/20/2044 (A)	370	63
GNMA CMO, Ser 2014-5, Cl SP, IO
5.976%, 06/16/2043 (A)	1,190	177
GNMA CMO, Ser 2014-H10, Cl TA
0.771%, 04/20/2064 (A)	942	948
GNMA TBA
4.000%, 04/01/2040 to 04/20/2045	5,830	6,245
3.500%, 05/15/2041 to 05/20/2045	11,460	12,043
3.000%, 04/15/2043 to 04/20/2045	3,730	3,841
GNMA, Ser 2012-27, Cl IO, IO
1.236%, 04/16/2053 (A)	1,971	115
GNMA, Ser 2012-44, Cl A
2.170%, 04/16/2041	207	207
GNMA, Ser 2013-145, Cl IO, IO
1.122%, 09/16/2044 (A)	1,734	124
GNMA, Ser 2013-163, Cl IO, IO
1.216%, 02/16/2046 (A)	1,739	133
GNMA, Ser 2013-96, Cl IO, IO
0.553%, 10/16/2054 (A)	2,216	96
GNMA, Ser 2014-47, Cl IA, IO
1.379%, 02/16/2048 (A)	1,900	146
GNMA, Ser 2014-50, Cl IO, IO
1.035%, 09/16/2055 (A)	1,867	131
GNMA, Ser 2014-89, Cl IO, IO
1.037%, 01/16/2057 (A)	3	—
GNMA, Ser 2014-92, Cl IX, IO
0.842%, 05/16/2054 (A)	9,453	543
GNMA, Ser 2015-5, Cl IK, IO
0.879%, 11/16/2054 (A)	7,983	540
NCUA Guaranteed Notes, Ser 2010-C1, Cl A2
2.900%, 10/29/2020	300	307

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	89

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCUA Guaranteed Notes, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	$355	$362

		301,494

Non-Agency Mortgage-Backed Obligations — 5.9%
A10 Term Asset Financing, Ser 2013-2, Cl A
2.620%, 11/15/2027 (C)	255	258
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.387%, 02/02/2037 (A) (C)	3	3
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/2058 (A) (C)	190	194
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.358%, 02/25/2045 (A) (C)	758	756
ASG Resecuritization Trust, Ser 2009-2, Cl G60
4.714%, 05/24/2036 (A) (C)	88	88
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.045%, 03/26/2037 (A) (C)	344	342
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/2034 (C)	91	96
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/2034 (C)	210	219
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/2018 (C)	48	48
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/2033 (C)	4	4
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/2019 (C)	28	29
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/2019 (C)	48	50
Banc of America Commercial Mortgage Trust, Ser 2006-1, Cl A4
5.372%, 09/10/2045 (A)	200	203

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl AM
5.448%, 09/10/2047	$340	$357
Banc of America Commercial Mortgage Trust, Ser 2007-2, Cl A4
5.587%, 04/10/2049 (A)	1,000	1,059
Banc of America Funding Trust, Ser 2004-C, Cl 1A1
2.802%, 12/20/2034 (A) (C)	26	26
Banc of America Funding Trust, Ser 2006-G, Cl 2A3
0.346%, 07/20/2036 (A) (C)	26	26
Banc of America Funding Trust, Ser 2010-R11A, Cl 1A6
5.179%, 08/26/2035 (A) (C)	61	62
Banc of America Funding Trust, Ser 2010-R5, Cl 1A1
5.500%, 10/26/2037 (C)	31	31
Banc of America Funding Trust, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039 (C)	157	156
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/2043	300	302
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-4, Cl A5A
4.933%, 07/10/2045	56	57
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/2045 (A)	135	136
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/2044 (A)	200	208
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.724%, 05/25/2018 (A) (C)	35	34
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.624%, 08/25/2018 (A) (C)	9	9
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034 (C)	42	43

90	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/2019 (C)	$19	$19
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/2019 (C)	22	22
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (C)	600	624
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	150	149
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/2037 (C)	17	18
BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/2037 (A) (C)	46	47
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (C)	178	185
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/2036 (A) (C)	96	96
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.462%, 04/26/2037 (A) (C)	152	155
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
3.660%, 04/26/2035 (A) (C)	16	16
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
2.072%, 07/26/2045 (A) (C)	161	161
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.814%, 02/26/2047 (A) (C)	14	14
BCAP LLC Trust, Ser 2011-RR10, Cl 2A1
0.988%, 09/26/2037 (A) (C)	280	258
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/2037 (A) (C)	141	143
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.318%, 05/28/2036 (A) (C)	91	90
BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
3.681%, 07/26/2036 (A) (C)	7	7
BCAP LLC Trust, Ser 2012-RR10, Cl 3A1
0.358%, 05/26/2036 (A) (C)	249	237

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BCAP LLC Trust, Ser 2012-RR2, Cl 1A1
0.338%, 08/26/2036 (A) (C)	$142	$139
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.062%, 05/25/2034 (A) (C)	28	27
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.220%, 08/25/2035 (A) (C)	98	99
Bear Stearns ALT-A Trust, Ser 2004-12, Cl 1A3
0.871%, 01/25/2035 (A) (C)	304	296
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
0.814%, 07/25/2034 (A) (C)	202	193
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
2.524%, 10/25/2033 (A) (C)	842	835
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.736%, 06/11/2041 (A) (C)	1,124	1
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.140%, 10/12/2042 (A)	234	236
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A
5.438%, 03/11/2039 (A)	94	96
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW18, Cl AM
6.084%, 06/11/2050 (A)	150	165
CAM Mortgage Trust, Ser 2014-2, Cl A
2.600%, 05/15/2048 (C)	14	14
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ
5.226%, 07/15/2044 (A)	100	102
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl AM
5.351%, 01/15/2046 (A)	120	124
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A) (C)	359	404
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.466%, 02/25/2037 (A) (C)	62	62

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	91

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.498%, 02/25/2037 (A) (C)	$36	$36
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.603%, 07/25/2037 (A) (C)	78	78
Chase Mortgage Finance, Ser 2007-A2, Cl 2A1
2.507%, 07/25/2037 (A) (C)	82	83
Citigroup Commercial Mortgage Trust, Ser 2013-GC17, Cl A4
4.131%, 11/10/2046	96	106
Citigroup Commercial Mortgage Trust, Ser 2013-SMP, Cl A
2.110%, 01/12/2030 (C)	563	571
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl AAB
3.552%, 03/10/2047	189	201
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	140	150
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	151	155
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/2035 (C)	71	74
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
2.720%, 11/25/2038 (A) (C)	133	134
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.610%, 02/25/2035 (A) (C)	30	30
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6
4.000%, 11/25/2036 (C)	345	351
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/2036 (C)	174	178
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.086%, 01/15/2046 (A) (C)	11,874	4
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.373%, 12/11/2049 (A) (C)	10,114	59
COBALT Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (A)	125	134

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser 2005-C6, Cl A5A
5.116%, 06/10/2044 (A)	$308	$309
COMM Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/2046 (C)	338	372
COMM Mortgage Trust, Ser 2012-CR2, Cl XA, IO
1.901%, 08/15/2045 (A)	741	72
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	94	95
COMM Mortgage Trust, Ser 2012-CR5, Cl A2
1.678%, 12/10/2045	980	987
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	79	84
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	32	35
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	70	77
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	30	33
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.085%, 10/10/2046 (A)	10	11
COMM Mortgage Trust, Ser 2013-CR13, Cl XA, IO
1.008%, 12/10/2023 (A)	4,049	228
COMM Mortgage Trust, Ser 2013-LC6, Cl AM
3.282%, 01/10/2046	149	154
COMM Mortgage Trust, Ser 2014-CR18, Cl ASB
3.452%, 07/15/2047	165	175
COMM Mortgage Trust, Ser 2014-CR18, Cl XA, IO
1.300%, 07/15/2047 (A)	2,336	180
COMM Mortgage Trust, Ser 2014-CR19, Cl A5
3.796%, 08/10/2047	699	755
COMM Mortgage Trust, Ser 2014-CR20, Cl ASB
3.305%, 11/10/2047	64	67
COMM Mortgage Trust, Ser 2014-PAT, Cl A
0.976%, 08/13/2027 (A) (C)	100	100
COMM Mortgage Trust, Ser 2014-SAVA, Cl D
3.275%, 06/15/2034 (A) (C)	320	320

92	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser 2014-TWC, Cl A
1.022%, 02/13/2032 (A) (C)	$125	$125
COMM Mortgage Trust, Ser 2014-UBS3, Cl A4
3.819%, 06/12/2047	197	213
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	750	801
COMM Mortgage Trust, Ser 2014-UBS5, Cl A4
3.838%, 09/10/2047	157	170
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	103	109
COMM Mortgage Trust, Ser 2015-CR22, Cl A5
3.309%, 03/10/2048	144	150
Commercial Mortgage Pass-Through Certificates, Ser 2014-KYO, Cl A
1.077%, 06/11/2027 (A) (C)	423	421
Commercial Mortgage Pass-Through Certificates, Ser 2014-LC15, Cl ASB
3.528%, 04/10/2047	296	314
Commercial Mortgage Pass-Through Certificates, Ser 2014-SAVA, Cl A
1.325%, 06/15/2034 (A) (C)	490	489
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl XA, IO
1.428%, 03/10/2047 (A)	2,264	195
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS6, Cl AM
4.048%, 12/10/2047 (A)	372	398
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS6, Cl ASB
3.387%, 08/10/2024	342	361
Commercial Mortgage Trust, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	147	148
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/2033 (C)	127	132
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/2034 (C)	202	211

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.548%, 08/25/2018 (A) (C)	$8	$9
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019 (C)	35	36
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033 (C)	152	155
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033 (C)	85	90
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/2018 (C)	77	81
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.550%, 10/25/2033 (A) (C)	705	695
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (A)	100	100
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.648%, 03/15/2039 (A)	205	211
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (A) (C)	87	88
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
1.814%, 07/28/2036 (A) (C)	73	73
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.176%, 03/27/2046 (A) (C)	84	84
CSAIL Commercial Mortgage Trust, Ser 2015-C1, Cl A4
3.505%, 04/15/2050	318	337
CSAIL Commercial Mortgage Trust, Ser 2015-C1, Cl AS
3.791%, 04/15/2050	141	149
CSMC, Ser 2009-2R, Cl 1A14
2.619%, 09/26/2034 (A) (C)	503	497
CSMC, Ser 2009-2R, Cl 1A16
2.619%, 09/26/2034 (A) (C)	1,000	1,000

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	93

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CSMC, Ser 2010-16, Cl A3
3.151%, 06/25/2050 (A) (C)	$99	$100
CSMC, Ser 2010-3R, Cl 2A3
4.500%, 12/26/2036 (A) (C)	770	775
CSMC, Ser 2012-11R, Cl A6
1.172%, 06/28/2047 (A) (C)	326	314
CSMC, Ser 2014-7R, Cl 8A1
2.253%, 07/27/2037 (A) (C)	1,049	1,051
CSMC, Ser 2014-ICE, Cl A
1.050%, 04/15/2027 (A) (C)	168	167
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	187	196
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A) (C)	500	557
DBRR Trust, Ser 2013-EZ2, Cl A
0.853%, 02/25/2045 (A) (C)	19	19
DBRR Trust, Ser 2013-EZ3, Cl A
1.636%, 12/18/2049 (A) (C)	215	216
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (C)	430	437
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (C)	509	571
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2005-1, Cl 2A1
5.752%, 02/25/2020 (A) (C)	49	51
FDIC Trust, Ser 2013-N1, Cl A
4.500%, 10/25/2018 (C)	41	41
GE Business Loan Trust, Ser 2007-1A, Cl A
0.345%, 04/16/2035 (A) (C)	225	213
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/2035 (A) (C)	50	51
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	380	389
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
2.881%, 10/19/2033 (A) (C)	102	101
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/2033 (C)	84	83
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/2033 (C)	112	113

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/2035 (C)	$98	$102
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/2020 (C)	35	36
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	40	43
GS Mortgage Securities Trust, Ser 2006-GG6, Cl A4
5.553%, 04/10/2038 (A)	170	173
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
0.546%, 11/10/2039 (A) (C)	2,473	17
GS Mortgage Securities Trust, Ser 2011-GC3, Cl A2
3.645%, 03/10/2044 (C)	233	237
GS Mortgage Securities Trust, Ser 2012-GC6, Cl A1
1.282%, 01/10/2045	11	11
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A1
1.144%, 05/10/2045	80	80
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A2
2.318%, 05/10/2045	122	124
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	110	125
GS Mortgage Securities Trust, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (C)	114	116
GS Mortgage Securities Trust, Ser 2013-NYC5, Cl A
2.318%, 01/10/2030 (C)	122	124
GS Mortgage Securities Trust, Ser 2014-GC18, Cl AAB
3.648%, 01/10/2047	153	164
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AAB
3.655%, 04/10/2047	383	411
GS Mortgage Securities Trust, Ser 2014-GC24, Cl AAB
3.650%, 09/10/2047	584	627
GS Mortgage Securities Trust, Ser 2014-GC26, Cl AAB
3.365%, 11/10/2047	212	224
GS Mortgage Securities Trust, Ser 2015-GC28, Cl A5
3.396%, 02/10/2048	291	304

94	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities Trust, Ser 2015-GC28, Cl AS
3.759%, 02/10/2048	$317	$333
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.521%, 09/25/2035 (A) (C)	143	122
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.582%, 10/25/2033 (A) (C)	158	160
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034 (C)	89	93
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.674%, 06/25/2035 (A) (C)	14	14
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037 (C)	25	25
HILT Mortgage Trust, Ser 2014-ORL, Cl A
1.072%, 07/15/2029 (A) (C)	305	304
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.624%, 10/25/2034 (A) (C)	826	827
Homestar Mortgage Acceptance, Ser 2004-6, Cl M3
1.274%, 01/25/2035 (A) (C)	1,640	1,599
Impac Secured Assets Trust, Ser 2003-2, Cl A1
5.500%, 08/25/2033 (C)	86	89
Impac Secured Assets Trust, Ser 2004-3, Cl M1
1.074%, 11/25/2034 (A) (C)	720	625
Impac Secured Assets Trust, Ser 2006-1, Cl 2A1
0.524%, 05/25/2036 (A) (C)	74	71
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.521%, 08/25/2036 (A) (C)	59	58
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.424%, 04/25/2037 (A) (C)	229	211
Impac Secured Assets Trust, Ser 2007-A, Cl M1
0.574%, 05/25/2037 (A) (C)	537	505
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	942	1,100
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.081%, 11/15/2045 (A)	60	67

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.888%, 01/15/2047 (A)	$30	$34
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.562%, 09/15/2047 (A)	160	168
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl AS
4.065%, 11/15/2047	130	140
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl ASB
3.407%, 11/15/2047	33	35
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	13	13
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB13, Cl A4
5.260%, 01/12/2043 (A)	1,100	1,113
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP4, Cl A4
4.918%, 10/15/2042 (A)	483	485
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP5, Cl A4
5.228%, 12/15/2044 (A)	135	136
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB14, Cl A4
5.481%, 12/12/2044 (A)	102	104
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.213%, 06/12/2043 (A)	10,007	31
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP8, Cl A4
5.399%, 05/15/2045	308	321
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
0.330%, 05/15/2047 (A)	56	56
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AM
5.868%, 02/12/2051 (A)	90	99

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	95

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (C)	$733	$800
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (C)	93	96
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A2
3.673%, 02/15/2046 (C)	214	220
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (C)	785	841
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A2
3.149%, 08/15/2046	1,044	1,072
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A2
1.677%, 12/15/2047	121	122
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C10, Cl ASB
2.702%, 12/15/2047	244	250
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-JWRZ, Cl A
0.955%, 04/15/2030 (A) (C)	350	350
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
2.506%, 07/25/2034 (A) (C)	30	31
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
2.550%, 09/25/2034 (A) (C)	31	32
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.503%, 08/25/2034 (A) (C)	251	251
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.431%, 11/25/2033 (A) (C)	128	128
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.540%, 08/25/2034 (A) (C)	121	122
JPMorgan Mortgage Trust, Ser 2015-IVR2, Cl A2
2.773%, 03/25/2045 (A) (C)	301	304
JPMorgan Resecuritization Trust, Ser 2010-4, Cl 7A1
1.865%, 08/26/2035 (A) (C)	35	35

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl AM
5.906%, 07/15/2044 (A)	$60	$65
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/2031	193	196
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.356%, 02/15/2041 (A) (C)	6,960	19
LB-UBS Commercial Mortgage Trust, Ser 2006-C3, Cl A4
5.661%, 03/15/2039 (A)	312	320
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
5.822%, 06/15/2038 (A)	119	124
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.169%, 09/15/2045 (A)	40	44
Master Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/2033 (C)	71	71
Master Resecuritization Trust, Ser 2005, Cl PO, PO
0.000%, 05/28/2035 (B) (C)	32	26
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/2033 (C)	164	172
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/2018 (C)	10	10
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/2033 (C)	37	37
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
2.582%, 07/25/2033 (A) (C)	32	29
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.602%, 02/25/2034 (A) (C)	209	211
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A4
5.047%, 07/12/2038 (A)	293	294
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.367%, 01/12/2044 (A)	120	123
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.633%, 12/12/2049 (A) (C)	2,711	25

96	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.895%, 04/25/2029 (A) (C)	$60	$56
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl B
3.930%, 11/15/2045	390	412
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	322	324
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/2046	50	51
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	21	21
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	122	124
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	83
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C15, Cl ASB
3.654%, 04/15/2047	139	149
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl ASB
3.477%, 06/15/2047	63	67
Morgan Stanley Capital I Trust, Ser 2005-IQ10, Cl A4A
5.230%, 09/15/2042 (A)	137	137
Morgan Stanley Capital I Trust, Ser 2006-T23, Cl A4
5.877%, 08/12/2041 (A)	540	565
Morgan Stanley Capital I Trust, Ser 2007-HQ11, Cl A4FL
0.311%, 02/12/2044 (A)	990	976
Morgan Stanley Capital I Trust, Ser 2007-HQ11, Cl X, IO
0.213%, 02/12/2044 (A) (C)	6,455	22
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl A4
5.650%, 06/11/2042 (A)	100	108
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A2
3.476%, 06/15/2044 (C)	403	414

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	$264	$271
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A3
4.054%, 07/15/2049	100	108
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	170	187
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl AM
3.402%, 07/13/2029 (A) (C)	770	810
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl B
3.446%, 07/13/2029 (A) (C)	650	680
Morgan Stanley Re-REMIC Trust, Ser 2010-R4, Cl 2A
0.418%, 07/26/2036 (A) (C)	50	50
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (C)	96	96
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (C)	310	310
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl B
0.250%, 07/27/2049 (C)	130	113
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047 (C)	180	182
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047 (C)	148	150
Nomura Resecuritization Trust, Ser 2015-4R, Cl 3A1
2.475%, 01/26/2036	1,050	1,072
Ores NPL LLC, Ser 2013-LV2, Cl A
3.081%, 09/25/2025 (C)	87	87
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034 (C)	51	54
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034 (B) (C)	18	15
RAIT Trust, Ser 2014-FL3, Cl A
1.421%, 12/15/2031 (A) (C)	245	247
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031 (C)	305	313

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	97

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/2037 (A) (C)	$85	$86
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/2033 (C)	270	275
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/2018 (C)	55	56
Residential Accredit Loans, Ser 2004-QA7, Cl A4
5.500%, 05/25/2034 (C)	290	297
Residential Asset Securitization Trust, Ser 2002-A13, Cl A4
5.250%, 12/25/2017 (C)	14	14
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/2033 (C)	59	60
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.477%, 12/25/2034 (A) (C)	485	487
Salomon Brothers Mortgage Securities, Ser 2003-HYB1, Cl A
2.494%, 09/25/2033 (A) (C)	81	82
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.474%, 12/20/2034 (A) (C)	211	205
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A) (C)	49	49
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl M4
6.000%, 10/25/2057 (A) (C)	100	104
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A) (C)	108	108
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (C)	135	135
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl M1
2.310%, 06/25/2058 (A) (C)	103	101
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A) (C)	469	468
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl M1
3.520%, 12/25/2065 (A) (C)	125	127
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-5, Cl 2A
2.396%, 05/25/2034 (A) (C)	297	296

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
2.353%, 06/25/2034 (A) (C)	$27	$27
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
2.380%, 07/25/2033 (A) (C)	174	176
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-32, Cl 1A1
5.474%, 11/25/2033 (A) (C)	45	47
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-33H, Cl 1A1
5.500%, 10/25/2033 (C)	115	117
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
3.667%, 12/25/2033 (A) (C)	52	52
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2004-5H, Cl A4
5.540%, 12/25/2033 (C)	188	194
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
5.556%, 08/15/2039 (A)	14	14
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.278%, 05/10/2045 (A) (C)	3,165	360
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (C)	145	152
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	130	139
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl XA, IO
1.750%, 05/10/2063 (A) (C)	746	56
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	93	97
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A4
3.244%, 04/10/2046	17	18

98	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vendee Mortgage Trust, Ser 1993-1, Cl ZB
7.250%, 02/15/2023	$495	$566
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	100	102
VNO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (C)	250	269
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl A7
5.118%, 07/15/2042 (A)	197	197
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.272%, 10/15/2044 (A)	140	141
Wachovia Bank Commercial Mortgage Trust, Ser 2006C23, Cl A4
5.418%, 01/15/2045 (A)	774	787
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	90	95
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.419%, 10/25/2033 (A) (C)	137	139
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.299%, 08/25/2033 (A) (C)	75	76
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.383%, 08/25/2033 (A) (C)	38	39
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.405%, 09/25/2033 (A) (C)	124	128
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/2018 (C)	26	26
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.985%, 06/25/2033 (A) (C)	17	19
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033 (C)	274	282

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.368%, 06/25/2034 (A) (C)	$57	$57
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.368%, 06/25/2034 (A) (C)	85	86
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/2019 (C)	83	85
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034 (C)	205	214
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/2034 (C)	165	173
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.464%, 10/25/2045 (A)(C)	853	782
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
0.954%, 10/25/2045 (A) (C)	898	864
Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Cl A
2.710%, 03/18/2028 (A) (C)	200	203
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/2037 (A) (C)	50	50
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
2.490%, 11/25/2033 (A) (C)	52	52
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
2.631%, 05/25/2034 (A) (C)	19	19
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.612%, 12/25/2034 (A) (C)	117	118
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.612%, 12/25/2034 (A) (C)	117	119

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	99

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.496%, 12/25/2034 (A) (C)	$57	$58
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
2.615%, 06/25/2034 (A) (C)	223	224
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.597%, 07/25/2034 (A) (C)	127	128
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.613%, 09/25/2034 (A) (C)	216	216
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.604%, 10/25/2034 (A) (C)	63	63
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.604%, 10/25/2034 (A) (C)	125	127
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 1A1
2.620%, 03/25/2035 (A) (C)	299	301
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.592%, 06/25/2035 (A) (C)	107	108
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A4
4.375%, 03/15/2044 (C)	125	139
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	790	852
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl XA, IO
1.787%, 12/15/2045 (A) (C)	1,642	157
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.569%, 06/15/2045 (A) (C)	383	32
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.451%, 05/15/2045 (A) (C)	1,132	90
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl XA, IO
1.236%, 01/15/2024	3,146	234

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (A)	$300	$321

		69,182

Total Mortgage-Backed Securities (Cost $358,326) ($ Thousands)		370,676

CORPORATE OBLIGATIONS — 23.9%

Consumer Discretionary — 1.7%
21st Century Fox America
7.300%, 04/30/2028	150	195
7.250%, 05/18/2018	50	58
6.900%, 08/15/2039	10	14
6.750%, 01/09/2038	20	27
6.650%, 11/15/2037	25	34
6.150%, 03/01/2037	20	26
6.150%, 02/15/2041	15	19
Amazon.com
4.950%, 12/05/2044	785	856
4.800%, 12/05/2034	65	71
3.800%, 12/05/2024	435	457
3.300%, 12/05/2021	82	85
Bed Bath & Beyond
5.165%, 08/01/2044	175	193
4.915%, 08/01/2034	82	88
CBS
4.900%, 08/15/2044	45	48
3.375%, 03/01/2022	25	25
Coach
4.250%, 04/01/2025	230	233
Comcast
7.050%, 03/15/2033	90	128
6.950%, 08/15/2037	50	71
6.550%, 07/01/2039	70	96
6.500%, 01/15/2017	400	439
6.400%, 03/01/2040	60	82
4.250%, 01/15/2033	60	64
4.200%, 08/15/2034	30	33
3.375%, 02/15/2025	70	73
Comcast Cable Communications Holdings
9.455%, 11/15/2022	180	262
Comcast Cable Holdings
10.125%, 04/15/2022	45	63
Cox Communications (C)
6.950%, 06/01/2038	10	13
4.800%, 02/01/2035	335	352
Cox Enterprises
7.375%, 07/15/2027 (C)	50	65
Daimler Finance North America LLC (C)
2.625%, 09/15/2016	150	153

100	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.375%, 08/01/2018	$790	$810
1.875%, 01/11/2018	247	250
1.300%, 07/31/2015	490	491
1.125%, 03/10/2017	555	555
DIRECTV Holdings
6.000%, 08/15/2040	455	516
5.150%, 03/15/2042	25	26
4.600%, 02/15/2021	100	109
4.450%, 04/01/2024	300	320
3.950%, 01/15/2025	410	422
3.800%, 03/15/2022	220	228
Discovery Communications
4.950%, 05/15/2042	25	26
4.375%, 06/15/2021	53	57
ERAC USA Finance (C)
6.700%, 06/01/2034	71	91
5.625%, 03/15/2042	300	350
4.500%, 02/15/2045	85	86
2.750%, 03/15/2017	16	16
Ford Motor
4.750%, 01/15/2043	240	262
Gap
5.950%, 04/12/2021	133	153
Grupo Televisa
5.000%, 05/13/2045	225	234
Historic TW
9.150%, 02/01/2023	200	276
Home Depot
3.750%, 02/15/2024	66	72
Hyundai Capital America (C)
2.600%, 03/19/2020	325	328
2.125%, 10/02/2017	60	61
2.000%, 03/19/2018	130	132
Johnson Controls
5.250%, 12/01/2041	120	137
4.950%, 07/02/2064	90	97
4.250%, 03/01/2021	65	71
3.750%, 12/01/2021	69	73
Lowe’s MTN
7.110%, 05/15/2037	110	154
5.125%, 11/15/2041	11	13
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (C)	462	467
Macy’s Retail Holdings
7.450%, 07/15/2017	35	40
5.125%, 01/15/2042	14	16
4.500%, 12/15/2034	32	34
McDonald’s MTN
5.350%, 03/01/2018	100	112
NBCUniversal Enterprise
1.974%, 04/15/2019 (C)	200	201
NBCUniversal Media
5.950%, 04/01/2041	50	65

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.375%, 04/01/2021	$120	$134
QVC
5.950%, 03/15/2043	10	10
Scripps Networks Interactive
3.900%, 11/15/2024	255	263
Sky PLC
3.750%, 09/16/2024 (C)	310	321
TCI Communications
8.750%, 08/01/2015	210	216
7.125%, 02/15/2028	200	275
Thomson Reuters
4.700%, 10/15/2019	75	83
3.950%, 09/30/2021	109	116
3.850%, 09/29/2024	260	269
Time Warner
7.700%, 05/01/2032	530	754
7.625%, 04/15/2031	385	538
5.375%, 10/15/2041	12	14
3.550%, 06/01/2024	385	399
Time Warner Cable
8.250%, 04/01/2019	200	245
7.300%, 07/01/2038	110	148
6.750%, 07/01/2018	40	46
6.550%, 05/01/2037	80	101
5.875%, 11/15/2040	210	251
5.500%, 09/01/2041	44	51
5.000%, 02/01/2020	320	357
Toyota Motor Credit MTN
3.400%, 09/15/2021	365	388
2.750%, 05/17/2021	380	393
2.100%, 01/17/2019	174	177
1.250%, 10/05/2017	250	251
1.125%, 05/16/2017	625	627
Viacom
5.250%, 04/01/2044	115	123
4.850%, 12/15/2034	394	407
4.250%, 09/01/2023	60	63
3.875%, 12/15/2021	75	79
3.250%, 03/15/2023	22	22
Volkswagen Group of America Finance (C)
2.450%, 11/20/2019	305	312
2.125%, 05/23/2019	260	262
Volkswagen International Finance
1.125%, 11/18/2016 (C)	580	582
Walt Disney MTN
0.450%, 12/01/2015	21	21
WPP Finance
5.125%, 09/07/2042	60	66
Yum! Brands
5.350%, 11/01/2043	150	166

		20,204

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	101

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 1.4%
Altria Group
9.950%, 11/10/2038	$50	$87
5.375%, 01/31/2044	100	117
4.750%, 05/05/2021	230	257
4.500%, 05/02/2043	195	202
4.000%, 01/31/2024	180	193
2.850%, 08/09/2022	460	457
2.625%, 01/14/2020	355	361
Anheuser-Busch InBev Finance
2.625%, 01/17/2023	225	222
2.150%, 02/01/2019	455	463
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	663	802
2.500%, 07/15/2022	420	414
1.375%, 07/15/2017	105	106
0.800%, 07/15/2015	110	110
Bunge Finance
8.500%, 06/15/2019	120	148
Coca-Cola
1.800%, 09/01/2016	60	61
Coca-Cola Femsa
2.375%, 11/26/2018	400	408
ConAgra Foods
2.100%, 03/15/2018	6	6
1.900%, 01/25/2018	250	250
Costco Wholesale
2.250%, 02/15/2022	56	56
CVS Health
5.750%, 05/15/2041	50	64
2.750%, 12/01/2022	550	553
CVS Pass-Through Trust
5.926%, 01/10/2034 (C)	90	106
Diageo Capital PLC
4.828%, 07/15/2020	90	102
Diageo Investment
2.875%, 05/11/2022	580	591
Heineken
1.400%, 10/01/2017 (C)	70	70
JM Smucker
4.375%, 03/15/2045 (C)	60	62
Kimberly-Clark
2.400%, 03/01/2022	12	12
Kraft Foods Group
6.500%, 02/09/2040	140	181
6.125%, 08/23/2018	225	255
5.375%, 02/10/2020	16	18
5.000%, 06/04/2042	155	172
3.500%, 06/06/2022	910	942
Kroger
7.500%, 04/01/2031	90	123

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.900%, 04/15/2038	$80	$109
5.400%, 07/15/2040	14	17
2.950%, 11/01/2021	235	240
2.200%, 01/15/2017	40	41
Lorillard Tobacco
8.125%, 06/23/2019	370	453
Mondelez International
4.000%, 02/01/2024	290	314
PepsiCo
7.900%, 11/01/2018	11	13
4.250%, 10/22/2044	455	485
4.000%, 03/05/2042	150	154
3.000%, 08/25/2021	31	32
2.500%, 05/10/2016	35	36
1.250%, 08/13/2017	72	72
0.700%, 08/13/2015	220	220
Pernod Ricard (C)
5.750%, 04/07/2021	370	429
4.450%, 01/15/2022	370	401
Philip Morris International
4.500%, 03/20/2042	200	217
2.500%, 08/22/2022	250	248
Reynolds American
3.250%, 11/01/2022	280	279
SABMiller Holdings
3.750%, 01/15/2022 (C)	245	258
Sysco
3.000%, 10/02/2021	404	417
2.350%, 10/02/2019	535	547
Tyson Foods
5.150%, 08/15/2044	270	314
4.500%, 06/15/2022	166	183
3.950%, 08/15/2024	206	218
Walgreens Boots Alliance
4.800%, 11/18/2044	120	130
4.500%, 11/18/2034	28	30
3.300%, 11/18/2021	487	501
Wal-Mart Stores
5.625%, 04/15/2041	20	26
4.300%, 04/22/2044	605	675
3.300%, 04/22/2024	60	63
Wm Wrigley Jr (C)
3.375%, 10/21/2020	390	409
2.900%, 10/21/2019	526	542
2.400%, 10/21/2018	200	204
2.000%, 10/20/2017	115	116

		16,364

Energy — 2.9%
Anadarko Finance, Ser B
7.500%, 05/01/2031	60	80
Anadarko Petroleum
6.375%, 09/15/2017	10	11

102	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.950%, 09/15/2016	$60	$64
4.500%, 07/15/2044	125	128
Apache
5.625%, 01/15/2017	250	269
3.250%, 04/15/2022	109	111
Baker Hughes
7.500%, 11/15/2018	170	203
BG Energy Capital PLC
4.000%, 10/15/2021 (C)	575	599
BP Capital Markets PLC
3.994%, 09/26/2023	95	101
3.814%, 02/10/2024	83	86
3.506%, 03/17/2025	540	551
3.245%, 05/06/2022	90	93
3.062%, 03/17/2022	50	51
1.846%, 05/05/2017	172	174
Buckeye Partners
5.850%, 11/15/2043	10	10
Cameron International
4.000%, 12/15/2023	21	22
Canadian Natural Resources
7.200%, 01/15/2032	50	61
6.450%, 06/30/2033	50	58
Canadian Oil Sands
6.000%, 04/01/2042 (C)	183	165
Cenovus Energy
6.750%, 11/15/2039	5	6
4.450%, 09/15/2042	14	13
3.000%, 08/15/2022	8	8
Chevron
3.191%, 06/24/2023	22	23
2.411%, 03/03/2022	275	276
2.355%, 12/05/2022	15	15
1.961%, 03/03/2020	520	523
1.365%, 03/02/2018	480	482
CNOOC Nexen Finance
4.250%, 04/30/2024	200	213
Conoco Funding
7.250%, 10/15/2031	130	182
ConocoPhillips
6.000%, 01/15/2020	100	118
4.150%, 11/15/2034	395	420
2.875%, 11/15/2021	230	236
Continental Resources
5.000%, 09/15/2022	10	10
4.900%, 06/01/2044	125	110
4.500%, 04/15/2023	210	204
Devon Energy
6.300%, 01/15/2019	80	92
5.600%, 07/15/2041	290	338
4.750%, 05/15/2042	17	18
3.250%, 05/15/2022	327	330
Devon Financing LLC
7.875%, 09/30/2031	40	55

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Diamond Offshore Drilling
4.875%, 11/01/2043 (D)	$109	$91
Ecopetrol
7.375%, 09/18/2043	140	152
5.875%, 05/28/2045	355	330
4.125%, 01/16/2025	43	41
Encana
6.500%, 05/15/2019	100	115
6.500%, 02/01/2038	315	361
Energy Transfer Partners
8.250%, 11/15/2029	675	932
5.150%, 03/15/2045	159	160
4.050%, 03/15/2025	240	242
3.600%, 02/01/2023	45	45
ENI
5.700%, 10/01/2040 (C)	300	328
EnLink Midstream Partners
5.050%, 04/01/2045	225	229
Ensco
5.750%, 10/01/2044	19	18
5.200%, 03/15/2025	163	163
Enterprise Products Operating LLC
5.700%, 02/15/2042	40	48
5.100%, 02/15/2045	39	44
4.950%, 10/15/2054	20	21
4.850%, 03/15/2044	95	102
3.900%, 02/15/2024	58	61
3.750%, 02/15/2025	239	247
2.550%, 10/15/2019	78	79
Exxon Mobil
3.567%, 03/06/2045	345	358
2.709%, 03/06/2025	410	414
2.397%, 03/06/2022	100	101
1.912%, 09/06/2015	410	414
1.305%, 03/06/2018	680	684
Florida Gas Transmission
7.900%, 05/15/2019 (C)	350	418
Halliburton
6.150%, 09/15/2019	80	94
Hess
8.125%, 02/15/2019	150	180
Kerr-McGee
7.875%, 09/15/2031	100	136
6.950%, 07/01/2024	818	1,024
Kinder Morgan
5.550%, 06/01/2045	155	163
5.300%, 12/01/2034	90	93
4.300%, 06/01/2025	1,030	1,057
Kinder Morgan Energy Partners
4.300%, 05/01/2024	235	239
4.100%, 11/15/2015	310	315
Magellan Midstream Partners
5.150%, 10/15/2043	35	38

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	103

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.200%, 03/15/2025	$23	$23
Marathon Petroleum
5.000%, 09/15/2054	50	50
3.625%, 09/15/2024	48	49
MPLX
4.000%, 02/15/2025	85	86
Nabors Industries
5.000%, 09/15/2020	120	120
Noble Energy
5.250%, 11/15/2043	60	63
5.050%, 11/15/2044	29	30
4.150%, 12/15/2021	270	286
3.900%, 11/15/2024	150	153
Noble Holding International
5.250%, 03/15/2042	40	31
4.625%, 03/01/2021	12	11
4.000%, 03/16/2018	12	12
Occidental Petroleum
2.700%, 02/15/2023	129	128
1.750%, 02/15/2017	35	35
ONEOK Partners
6.650%, 10/01/2036	70	74
6.200%, 09/15/2043	120	125
4.900%, 03/15/2025	310	314
3.800%, 03/15/2020	210	214
2.000%, 10/01/2017	240	239
Petrobras Global Finance
6.750%, 01/27/2041	50	44
Petrobras Global Finance BV
6.250%, 03/17/2024	410	387
4.875%, 03/17/2020	300	269
4.375%, 05/20/2023	39	33
3.000%, 01/15/2019	215	186
Petrobras International Finance
5.375%, 01/27/2021	1,120	1,016
Petro-Canada
6.800%, 05/15/2038	475	627
6.050%, 05/15/2018	115	129
Petrofac
3.400%, 10/10/2018 (C)	270	266
Petroleos Mexicanos
6.625%, 06/15/2035	350	401
6.375%, 01/23/2045	768	859
5.625%, 01/23/2046	352	357
5.500%, 06/27/2044 (C)	90	91
4.875%, 01/18/2024	32	34
4.500%, 01/23/2026 (C)	220	224
3.500%, 01/30/2023	436	426
2.378%, 04/15/2025	355	361
Phillips 66
5.875%, 05/01/2042	35	42
4.875%, 11/15/2044	125	134
4.300%, 04/01/2022	26	28
2.950%, 05/01/2017	33	34

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Plains All American Pipeline
4.900%, 02/15/2045	$287	$302
3.600%, 11/01/2024	90	90
2.600%, 12/15/2019	29	29
Rowan
5.850%, 01/15/2044	100	86
5.400%, 12/01/2042	159	130
Schlumberger Investment
3.650%, 12/01/2023	61	65
3.300%, 09/14/2021 (C)	47	49
Shell International Finance
4.375%, 03/25/2020	140	157
3.400%, 08/12/2023	465	492
Sinopec Group Overseas Development
4.375%, 04/10/2024 (C)	380	412
Spectra Energy Capital
8.000%, 10/01/2019	200	242
5.650%, 03/01/2020	100	110
Spectra Energy Partners
5.950%, 09/25/2043	30	36
4.500%, 03/15/2045	545	553
Statoil
5.250%, 04/15/2019	140	159
4.250%, 11/23/2041	27	29
3.150%, 01/23/2022	33	34
3.125%, 08/17/2017	50	52
2.900%, 11/08/2020	744	779
2.250%, 11/08/2019	255	259
Suncor Energy
6.850%, 06/01/2039	50	66
3.600%, 12/01/2024	42	43
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	328	345
5.300%, 04/01/2044	15	15
4.250%, 04/01/2024	21	22
Talisman Energy
7.750%, 06/01/2019	100	115
3.750%, 02/01/2021	200	197
TC PipeLines
4.650%, 06/15/2021	85	89
4.375%, 03/13/2025	205	207
Tennessee Gas Pipeline
8.000%, 02/01/2016	1,000	1,052
Tosco
7.800%, 01/01/2027	65	90
Total Capital Canada
2.750%, 07/15/2023	50	50
Total Capital International
3.700%, 01/15/2024	42	45
2.875%, 02/17/2022	505	517
2.750%, 06/19/2021	160	164
2.700%, 01/25/2023	37	37

104	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.100%, 06/19/2019	$235	$238
1.550%, 06/28/2017	28	28
TransCanada Pipelines
7.125%, 01/15/2019	50	59
6.500%, 08/15/2018	175	200
4.625%, 03/01/2034	470	506
Transocean
7.350%, 12/15/2041	9	7
6.500%, 11/15/2020 (D)	68	57
6.375%, 12/15/2021 (D)	63	53
5.050%, 12/15/2016	70	71
2.500%, 10/15/2017	260	239
Union Pacific Resources Group
7.150%, 05/15/2028	52	67
Valero Energy
4.900%, 03/15/2045	135	140
3.650%, 03/15/2025	205	210
Weatherford International
5.950%, 04/15/2042	207	182
4.500%, 04/15/2022	165	151
Western Gas Partners
5.375%, 06/01/2021	110	122
4.000%, 07/01/2022	35	36
Williams
7.875%, 09/01/2021	496	576
Williams Partners
4.000%, 09/15/2025	235	230

		34,328

Financials — 10.1%
ABB Treasury Center USA
2.500%, 06/15/2016 (C)	325	331
Abbey National Treasury Services
2.375%, 03/16/2020	535	539
ACE INA Holdings
5.600%, 05/15/2015	100	101
3.150%, 03/15/2025	409	418
African Development Bank
8.800%, 09/01/2019	100	126
AIA Group MTN
3.200%, 03/11/2025 (C)	270	272
AIG Global Funding MTN
1.650%, 12/15/2017 (C)	42	42
AIG SunAmerica Global Finance
6.900%, 03/15/2032 (C)	30	42
American Express
7.000%, 03/19/2018	170	196
American Express Credit MTN
2.800%, 09/19/2016	44	45
2.250%, 08/15/2019	625	634
1.750%, 06/12/2015	654	655

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Honda Finance MTN
3.875%, 09/21/2020 (C)	$495	$537
2.250%, 08/15/2019	197	200
1.000%, 08/11/2015 (C)	210	210
American International Group
6.400%, 12/15/2020	200	242
5.850%, 01/16/2018	655	732
4.875%, 06/01/2022	36	41
4.500%, 07/16/2044	140	150
4.375%, 01/15/2055	120	121
4.125%, 02/15/2024	71	77
3.875%, 01/15/2035	30	30
American Tower‡
3.500%, 01/31/2023	388	385
3.450%, 09/15/2021	315	322
American Tower Trust‡ (C)
3.070%, 03/15/2023	120	120
1.551%, 03/15/2018	25	25
Ameriprise Financial
4.000%, 10/15/2023	130	141
Andina de Fomento
3.750%, 01/15/2016	90	92
ANZ New Zealand International MTN
3.125%, 08/10/2015 (C)	100	101
ANZ New Zealand Int’l
1.750%, 03/29/2018 (C)	200	200
Aon
6.250%, 09/30/2040	19	25
3.500%, 09/30/2015	11	11
3.500%, 06/14/2024	65	67
Associates of North America
6.950%, 11/01/2018	128	149
Assurant
2.500%, 03/15/2018	320	326
Australia & New Zealand Banking Group
4.500%, 03/19/2024 (C)	310	324
Bank of America
6.875%, 04/25/2018	100	114
6.500%, 08/01/2016	1,325	1,414
6.400%, 08/28/2017	150	166
6.100%, 06/15/2017	2,600	2,848
6.000%, 09/01/2017	365	402
5.750%, 12/01/2017	70	77
5.700%, 01/24/2022	5	6
5.650%, 05/01/2018	1,100	1,220
5.625%, 07/01/2020	105	121
5.420%, 03/15/2017	200	214
5.000%, 05/13/2021	410	463
5.000%, 01/21/2044	640	735
4.875%, 04/01/2044	260	293
4.250%, 10/22/2026	297	307
4.200%, 08/26/2024	700	724

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	105

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.125%, 01/22/2024	$290	$311
4.100%, 07/24/2023	340	363
4.000%, 04/01/2024	675	718
4.000%, 01/22/2025	433	437
3.300%, 01/11/2023	440	446
2.600%, 01/15/2019	160	163
1.650%, 03/26/2018	370	371
1.500%, 10/09/2015	714	717
Bank of Montreal MTN
1.400%, 09/11/2017	108	108
Bank of New York Mellon MTN
4.600%, 01/15/2020	40	45
3.550%, 09/23/2021	34	36
3.400%, 05/15/2024	1,075	1,125
3.250%, 09/11/2024	100	103
2.950%, 06/18/2015 (D)	125	126
2.400%, 01/17/2017	129	132
2.200%, 03/04/2019	360	366
Bank of Tokyo-Mitsubishi UFJ
4.100%, 09/09/2023 (C)	200	217
Barclays
5.000%, 09/22/2016	100	106
3.650%, 03/16/2025	250	251
BB&T
5.250%, 11/01/2019	200	226
3.950%, 04/29/2016	160	166
2.450%, 01/15/2020	215	219
Bear Stearns
7.250%, 02/01/2018	1,500	1,727
Berkshire Hathaway
3.750%, 08/15/2021 (D)	500	547
3.400%, 01/31/2022	65	70
Berkshire Hathaway Finance
5.400%, 05/15/2018 (D)	110	124
4.400%, 05/15/2042	41	45
BlackRock
6.250%, 09/15/2017	145	163
Blackstone Holdings Finance
5.875%, 03/15/2021 (C)	295	345
BNP Paribas MTN
2.700%, 08/20/2018	380	392
2.375%, 09/14/2017	110	112
BPCE
5.150%, 07/21/2024 (C)	200	214
Capital One Financial
4.750%, 07/15/2021	50	56
3.500%, 06/15/2023	159	163
3.200%, 02/05/2025	245	243
Caterpillar Financial Services MTN
7.150%, 02/15/2019	110	132
5.850%, 09/01/2017	140	155
Charles Schwab
3.225%, 09/01/2022	20	21

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup
8.125%, 07/15/2039	$275	$433
6.875%, 03/05/2038	115	159
6.125%, 05/15/2018	45	51
6.000%, 08/15/2017	620	682
5.875%, 01/30/2042	250	319
5.500%, 02/15/2017	250	268
5.500%, 09/13/2025	269	305
5.375%, 08/09/2020	340	389
5.300%, 01/07/2016	220	227
5.300%, 05/06/2044	50	56
4.500%, 01/14/2022	380	420
4.450%, 01/10/2017	155	163
3.500%, 05/15/2023	130	130
2.500%, 09/26/2018	990	1,009
2.400%, 02/18/2020	295	296
1.700%, 07/25/2016	365	368
1.550%, 08/14/2017	520	520
0.812%, 08/25/2036 (A)	1,500	1,168
CME Group
3.000%, 03/15/2025	526	531
CNA Financial
5.875%, 08/15/2020	72	83
Comerica
3.800%, 07/22/2026	82	83
3.000%, 09/16/2015	35	35
Commonwealth Bank of Australia
2.250%, 03/16/2017 (C)	250	256
Cooperatieve Centrale Raiffeisen-Boerenleenbank
5.800%, 09/30/2110 (C)	100	120
4.625%, 12/01/2023	530	573
3.875%, 02/08/2022	30	32
3.375%, 01/19/2017	370	386
Credit Agricole
8.375%, 12/31/2049 (A) (C)	170	201
4.375%, 03/17/2025 (C)	225	228
Credit Suisse Group Funding Guernsey
3.750%, 03/26/2025 (C)	485	491
Credit Suisse NY
3.625%, 09/09/2024	290	300
0.583%, 08/24/2015 (A)	850	850
0.492%, 04/10/2015 (A)	400	400
Credit Suisse USA
5.125%, 08/15/2015	100	102
DDR‡
4.625%, 07/15/2022	385	414
3.375%, 05/15/2023	370	367
Deutsche Bank
4.500%, 04/01/2025	460	461
1.875%, 02/13/2018	46	46
1.350%, 05/30/2017	460	460

106	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Discover Financial Services
6.450%, 06/12/2017	$250	$275
3.750%, 03/04/2025	165	166
DnB Boligkreditt
2.100%, 10/14/2015 (C)	400	403
Duke Realty‡
3.875%, 02/15/2021	50	53
Equity Commonwealth‡
6.650%, 01/15/2018	60	66
ERP Operating‡
5.750%, 06/15/2017	125	137
4.625%, 12/15/2021	64	71
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,021	1,369
Federal Realty Investment Trust‡
3.950%, 01/15/2024	170	182
3.000%, 08/01/2022	125	126
Fifth Third Bancorp
2.875%, 10/01/2021	200	204
2.300%, 03/01/2019	30	30
FMS Wertmanagement AoeR
1.000%, 11/21/2017	200	200
Ford Motor Credit LLC
5.875%, 08/02/2021	550	647
3.984%, 06/15/2016	200	206
3.664%, 09/08/2024 (D)	310	320
3.219%, 01/09/2022	305	311
2.750%, 05/15/2015	800	802
2.597%, 11/04/2019	480	486
2.459%, 03/27/2020	270	270
2.375%, 03/12/2019	200	202
1.684%, 09/08/2017	200	200
General Electric Capital MTN
6.875%, 01/10/2039	520	748
6.375%, 11/15/2067 (A)	40	43
6.150%, 08/07/2037	885	1,175
6.000%, 08/07/2019	645	753
5.875%, 01/14/2038	300	388
5.625%, 09/15/2017	100	111
5.500%, 01/08/2020	180	208
5.400%, 02/15/2017	200	216
5.300%, 02/11/2021	470	543
4.650%, 10/17/2021	140	158
4.625%, 01/07/2021	540	608
4.500%, 03/11/2044	635	713
4.375%, 09/16/2020	10	11
2.300%, 04/27/2017	45	46
2.200%, 01/09/2020	43	43
2.100%, 12/11/2019	30	31
1.625%, 07/02/2015	180	181
0.850%, 10/09/2015	110	110
0.737%, 08/15/2036 (A)	850	738
0.635%, 05/05/2026 (A)	155	145

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Goldman Sachs Group
7.500%, 02/15/2019	$710	$847
6.750%, 10/01/2037	192	252
6.250%, 09/01/2017	350	388
6.250%, 02/01/2041	430	560
6.150%, 04/01/2018	780	877
6.000%, 06/15/2020	880	1,027
5.750%, 01/24/2022	300	350
5.375%, 03/15/2020	950	1,078
4.000%, 03/03/2024	200	211
3.850%, 07/08/2024	121	127
3.500%, 01/23/2025	789	804
3.300%, 05/03/2015	55	55
2.900%, 07/19/2018	220	227
2.375%, 01/22/2018	520	531
GTP Acquisition Partners
4.347%, 06/15/2016 (C)	144	147
HBOS PLC MTN
6.750%, 05/21/2018 (C)	200	224
HCP MTN‡
6.300%, 09/15/2016	375	402
4.250%, 11/15/2023	580	610
3.400%, 02/01/2025	57	56
2.625%, 02/01/2020	28	28
Health Care‡
6.125%, 04/15/2020	1,475	1,710
4.500%, 01/15/2024 (D)	102	110
Healthcare Realty Trust‡
6.500%, 01/17/2017	1,400	1,523
Healthcare Trust of America Holdings‡
3.375%, 07/15/2021	200	203
HSBC Bank PLC
4.125%, 08/12/2020 (C)	100	109
HSBC Finance
6.676%, 01/15/2021	850	1,009
5.500%, 01/19/2016	140	145
HSBC Holdings PLC
5.250%, 03/14/2044	520	592
4.875%, 01/14/2022	100	113
4.000%, 03/30/2022	206	222
HSBC USA
2.375%, 11/13/2019	150	151
2.350%, 03/05/2020	780	784
1.700%, 03/05/2018	680	681
ING Bank (C)
5.800%, 09/25/2023	670	759
3.750%, 03/07/2017	200	209
2.450%, 03/16/2020	675	683
1.800%, 03/16/2018	355	357
Inter-American Development Bank
4.375%, 01/24/2044	105	135

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	107

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Intercontinental Exchange
4.000%, 10/15/2023	$65	$70
2.500%, 10/15/2018	85	88
International Lease Finance (C)
7.125%, 09/01/2018	500	561
6.750%, 09/01/2016	640	680
Intesa Sanpaolo
5.017%, 06/26/2024 (C)	510	522
3.125%, 01/15/2016	250	253
2.375%, 01/13/2017	368	372
Invesco Finance
4.000%, 01/30/2024	43	46
Jackson National Life Global Funding
4.700%, 06/01/2018 (C)	100	109
Jefferies Group
6.450%, 06/08/2027	160	173
6.250%, 01/15/2036	120	120
JPMorgan Chase
5.400%, 01/06/2042	25	30
4.850%, 02/01/2044	135	154
4.500%, 01/24/2022	660	730
4.125%, 12/15/2026	675	700
3.875%, 09/10/2024	160	164
3.625%, 05/13/2024	230	239
3.375%, 05/01/2023	140	141
3.250%, 09/23/2022	240	245
3.200%, 01/25/2023	100	102
3.150%, 07/05/2016	180	185
3.125%, 01/23/2025	120	120
2.250%, 01/23/2020	1,490	1,493
JPMorgan Chase Bank
6.000%, 10/01/2017	1,927	2,133
JPMorgan Chase Capital XIII
1.223%, 09/30/2034 (A)	500	420
Lazard Group LLC
6.850%, 06/15/2017	109	121
4.250%, 11/14/2020	315	337
3.750%, 02/13/2025	465	459
Liberty Mutual Insurance
8.500%, 05/15/2025 (C)	100	129
Lincoln National
4.850%, 06/24/2021	10	11
3.350%, 03/09/2025	85	86
Lloyds Banking Group PLC
4.500%, 11/04/2024	305	317
2.400%, 03/17/2020	310	313
1.750%, 03/16/2018	640	643
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (C)	310	361
Macquarie Bank
5.000%, 02/22/2017 (C)	170	181
Macquarie Group
6.250%, 01/14/2021 (C)	166	193

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.000%, 01/14/2020 (C)	$50	$57
Marsh & McLennan
3.500%, 03/10/2025	52	53
2.350%, 03/06/2020	59	59
Massachusetts Mutual Life Insurance (C)
8.875%, 06/01/2039	295	484
5.375%,12/01/2041 (D)	49	59
MetLife
6.750%, 06/01/2016	390	416
6.400%, 12/15/2036	945	1,120
5.700%, 06/15/2035	15	19
4.050%, 03/01/2045	105	109
3.000%, 03/01/2025	240	241
1.903%, 12/15/2017	165	166
Metropolitan Life Global Funding
1.500%, 01/10/2018 (C)	313	314
Mid-America Apartments‡
4.300%, 10/15/2023	250	267
3.750%, 06/15/2024	285	292
Mizuho Bank
1.800%, 03/26/2018 (C)	200	200
Morgan Stanley MTN
7.300%, 05/13/2019	320	383
6.625%, 04/01/2018	2,050	2,332
5.950%, 12/28/2017	200	222
5.750%, 01/25/2021	100	117
5.625%, 09/23/2019	350	398
5.550%, 04/27/2017	100	108
5.450%, 01/09/2017	470	503
5.375%, 10/15/2015	290	297
4.350%, 09/08/2026	210	220
4.300%, 01/27/2045	465	482
3.700%, 10/23/2024	539	562
2.650%, 01/27/2020	725	735
Murray Street Investment Trust
4.647%, 03/09/2017 (E)	572	606
National Australia Bank
3.000%, 07/27/2016 (C)	180	185
National City
6.875%, 05/15/2019	50	59
National City Bank
0.634%, 06/07/2017 (A)	600	597
National Rural Utilities Cooperative Finance
10.375%, 11/01/2018	60	78
Nationwide Mutual Insurance (C)
9.375%, 08/15/2039	165	266
2.561%, 12/15/2024 (A)	760	760
Navient MTN
3.875%, 09/10/2015	390	393

108	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York Life Global Funding (C)
3.000%, 05/04/2015	$150	$150
2.150%, 06/18/2019	73	74
New York Life Insurance (C)
6.750%, 11/15/2039	255	365
2.100%, 01/02/2019	330	335
Nomura Holdings
6.700%, 03/04/2020	54	65
4.125%, 01/19/2016	60	61
Nordea Bank (C)
4.875%, 05/13/2021	250	274
1.625%, 05/15/2018	220	220
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	430	569
PACCAR Financial MTN
1.600%, 03/15/2017	53	54
Pacific Life Global Funding MTN
5.000%, 05/15/2017 (C)	50	53
Pacific Life Insurance
9.250%, 06/15/2039 (C)	80	128
Pipeline Funding
7.500%, 01/15/2030 (C)	450	577
PNC Bank
2.400%, 10/18/2019	400	408
2.250%, 07/02/2019	325	330
PNC Funding
5.125%, 02/08/2020	90	103
3.300%, 03/08/2022	76	80
2.700%, 09/19/2016	20	20
Post Apartment Homes
4.750%, 10/15/2017	700	751
Pricoa Global Funding MTN
1.600%, 05/29/2018 (C)	150	150
Prologis
6.875%, 03/15/2020	29	34
Prudential Financial MTN
5.625%, 05/12/2041	10	12
4.600%, 05/15/2044	70	74
Prudential Insurance of America
8.300%, 07/01/2025 (C)	150	206
Royal Bank of Canada
2.300%, 07/20/2016	120	122
2.000%, 10/01/2018	183	186
1.875%, 02/05/2020	180	180
1.200%, 09/19/2017	140	140
Royal Bank of Scotland
4.650%, 06/04/2018	350	369
2.550%, 09/18/2015	330	332
Santander Holdings USA
3.450%, 08/27/2018	230	239

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Simon Property Group‡
10.350%, 04/01/2019	$130	$169
5.650%, 02/01/2020	38	44
4.125%, 12/01/2021	27	30
2.150%, 09/15/2017	125	128
Standard Chartered
5.700%, 03/26/2044 (C)	560	625
State Street
4.956%, 03/15/2018	300	325
3.700%, 11/20/2023	138	148
3.300%, 12/16/2024	70	73
3.100%, 05/15/2023	72	73
Sumitomo Mitsui Banking MTN
1.350%, 07/11/2017	460	460
Swedbank MTN
2.200%, 03/04/2020 (C)	250	251
Synchrony Financial
4.250%, 08/15/2024	235	246
2.700%, 02/03/2020	365	367
Tanger Properties‡
3.875%, 12/01/2023	165	172
3.750%, 12/01/2024	145	149
TD Ameritrade Holding
2.950%, 04/01/2022	45	46
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	150	209
Toronto-Dominion Bank MTN
2.500%, 07/14/2016	72	74
1.625%, 03/13/2018	24	24
Travelers Property Casualty
7.750%, 04/15/2026	100	137
UBS MTN
5.875%, 12/20/2017	120	133
5.750%, 04/25/2018	100	112
1.800%, 03/26/2018	445	446
US Bancorp MTN
3.000%, 03/15/2022	33	34
2.950%, 07/15/2022	25	25
2.450%, 07/27/2015	75	75
2.200%, 04/25/2019	100	102
US Bank/Cincinnati
2.125%, 10/28/2019	760	770
Wachovia Capital Trust III
5.570%, 12/31/2049 (A)	500	494
WEA Finance (C)
3.750%, 09/17/2024	410	424
2.700%, 09/17/2019	270	273
Wells Fargo MTN
6.000%, 11/15/2017	590	659
5.375%, 11/02/2043	125	147
4.650%, 11/04/2044	121	130
4.125%, 08/15/2023	900	961
3.500%, 03/08/2022	430	457

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	109

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.450%, 02/13/2023	$230	$235
3.300%, 09/09/2024	200	207
3.000%, 01/22/2021	575	595
2.150%, 01/15/2019	46	47
2.125%, 04/22/2019	140	142
0.601%, 03/15/2016 (A)	400	400
Westpac Banking
4.875%, 11/19/2019	170	191
2.450%, 11/28/2016 (C)	200	205
XLIT
5.500%, 03/31/2045	145	145
4.450%, 03/31/2025	120	121

		117,868

Health Care — 1.8%
AbbVie
4.400%, 11/06/2042	575	592
2.900%, 11/06/2022	245	243
1.750%, 11/06/2017	150	151
Actavis
3.250%, 10/01/2022	13	13
Actavis Funding SCS
4.850%, 06/15/2044	70	74
4.750%, 03/15/2045	340	361
4.550%, 03/15/2035	160	167
3.800%, 03/15/2025	595	614
3.450%, 03/15/2022	1,181	1,210
3.000%, 03/12/2020	447	457
Aetna
2.200%, 03/15/2019	180	182
Amgen
5.750%, 03/15/2040	62	75
5.650%, 06/15/2042	227	278
5.150%, 11/15/2041	905	1,042
4.500%, 03/15/2020	22	24
3.875%, 11/15/2021	100	108
3.625%, 05/22/2024	100	105
3.450%, 10/01/2020	50	53
2.200%, 05/22/2019	240	243
Anthem
5.100%, 01/15/2044	115	132
4.625%, 05/15/2042	41	44
3.500%, 08/15/2024	300	308
3.125%, 05/15/2022	856	868
2.300%, 07/15/2018	65	66
1.250%, 09/10/2015	50	50
Bayer US Finance (C)
3.375%, 10/08/2024	200	208
1.500%, 10/06/2017	750	755
Becton Dickinson
4.685%, 12/15/2044	160	174
3.734%, 12/15/2024	96	101
2.675%, 12/15/2019	297	303

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Celgene
5.250%, 08/15/2043	$140	$162
3.625%, 05/15/2024	157	163
1.900%, 08/15/2017	63	64
EMD Finance (C)
2.400%, 03/19/2020	445	450
1.700%, 03/19/2018	385	387
Express Scripts Holding
2.650%, 02/15/2017	405	415
Forest Laboratories
5.000%, 12/15/2021 (C)	35	39
Gilead Sciences
5.650%, 12/01/2041	35	45
3.700%, 04/01/2024	665	710
3.500%, 02/01/2025	23	24
GlaxoSmithKline Capital PLC
2.850%, 05/08/2022	170	173
1.500%, 05/08/2017	160	162
Humana
7.200%, 06/15/2018	159	185
4.625%, 12/01/2042	40	42
3.850%, 10/01/2024	495	517
3.150%, 12/01/2022	390	392
Laboratory Corp of America Holdings
3.200%, 02/01/2022	55	56
Medco Health Solutions
2.750%, 09/15/2015	35	35
Medtronic
4.625%, 03/15/2045 (C)	160	181
4.375%, 03/15/2035 (C)	276	300
3.625%, 03/15/2024	545	579
3.500%, 03/15/2025 (C)	560	585
3.150%, 03/15/2022 (C)	305	317
2.500%, 03/15/2020 (C)	540	552
Merck
3.700%, 02/10/2045	410	412
2.750%, 02/10/2025	130	130
2.400%, 09/15/2022	29	29
2.350%, 02/10/2022	576	577
Mylan
5.400%, 11/29/2043	125	144
2.550%, 03/28/2019	390	392
Novartis Capital
3.400%, 05/06/2024	66	70
Perrigo Finance
4.900%, 12/15/2044	200	214
3.900%, 12/15/2024	290	300
3.500%, 12/15/2021	200	207
Pfizer
6.200%, 03/15/2019	120	140
Roche Holdings
6.000%, 03/01/2019 (C)	67	78

110	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Teva Pharmaceutical Finance
3.650%, 11/10/2021	$86	$91
Thermo Fisher Scientific
5.300%, 02/01/2044	70	84
4.150%, 02/01/2024	98	106
3.300%, 02/15/2022	535	549
1.300%, 02/01/2017	55	55
UnitedHealth Group
3.875%, 10/15/2020	180	197
3.375%, 11/15/2021	75	80
2.875%, 12/15/2021	460	472
2.875%, 03/15/2023	50	51
Wyeth LLC
5.950%, 04/01/2037	170	218
Zimmer Holdings
3.550%, 04/01/2025	295	301
Zoetis
4.700%, 02/01/2043	11	11
3.250%, 02/01/2023	190	189

		20,633

Industrials — 1.4%
ABB Finance USA
4.375%, 05/08/2042	42	47
2.875%, 05/08/2022	23	23
1.625%, 05/08/2017	20	20
ADT
4.875%, 07/15/2042	22	18
3.500%, 07/15/2022	21	19
Air Canada Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (C)	27	28
American Airlines Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	14	15
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	916	993
BAE Systems (C)
6.375%, 06/01/2019	100	116
5.800%, 10/11/2041	20	25
5.200%, 08/15/2015	90	91
4.750%, 10/11/2021	750	835
Boeing
4.875%, 02/15/2020	210	241
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	128
5.750%, 03/15/2018	950	1,065
5.400%, 06/01/2041	50	60
4.550%, 09/01/2044	190	208
4.150%, 04/01/2045	640	666
3.850%, 09/01/2023	530	572

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.450%, 09/15/2021	$91	$97
Canadian National Railway
5.850%, 11/15/2017	50	56
Canadian Pacific Railway
4.500%, 01/15/2022	50	55
Cargill
7.350%, 03/06/2019 (C)	250	300
Caterpillar
0.950%, 06/26/2015	300	301
Caterpillar Financial Services MTN
2.750%, 08/20/2021	405	416
Catholic Health Initiatives
4.350%, 11/01/2042	30	30
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl A-1
7.256%, 03/15/2020	181	202
Continental Airlines Pass-Through Trust, Ser 2000-1, Cl A-1
8.048%, 11/01/2020	317	359
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	677	762
Continental Airlines Pass-Through Trust, Ser 2009-2, Cl A
7.250%, 11/10/2019	155	179
CSX
6.250%, 03/15/2018	155	176
Danaher
3.900%, 06/23/2021	22	24
Deere & Company
3.900%, 06/09/2042	13	14
2.600%, 06/08/2022	15	15
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	121	142
Delta Air Lines Pass-Through Trust, Ser 2010-1, Cl A
6.200%, 07/02/2018 (D)	371	408
Delta Air Lines Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019	34	36
Delta Air Lines Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	18	20
Eaton
7.625%, 04/01/2024	75	98
4.150%, 11/02/2042	110	114
2.750%, 11/02/2022	450	451
1.500%, 11/02/2017	60	60

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	111

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FedEx
4.100%, 02/01/2045	$210	$210
3.900%, 02/01/2035	32	32
3.200%, 02/01/2025	210	213
Fluor
3.375%, 09/15/2021	68	71
Glencore Funding LLC
2.500%, 01/15/2019 (C)	190	190
John Deere Capital MTN
5.750%, 09/10/2018	100	114
2.050%, 03/10/2020	40	40
L-3 Communications
3.950%, 05/28/2024	250	257
Lockheed Martin
4.070%, 12/15/2042	91	95
3.800%, 03/01/2045	160	159
3.350%, 09/15/2021	575	610
2.125%, 09/15/2016	37	38
Norfolk Southern
6.000%, 05/23/2111	158	200
Northrop Grumman
3.850%, 04/15/2045	251	247
3.250%, 08/01/2023	1,740	1,794
Parker-Hannifin MTN
4.450%, 11/21/2044	33	37
3.300%, 11/21/2024	270	283
Penske Truck Leasing L.P. (C)
3.375%, 02/01/2022	276	274
3.050%, 01/09/2020	490	498
2.500%, 06/15/2019	405	406
Pitney Bowes MTN
5.600%, 03/15/2018	25	27
Republic Services
3.550%, 06/01/2022	29	30
Ryder System MTN
3.600%, 03/01/2016	35	36
2.500%, 03/01/2017	47	48
Union Pacific
4.300%, 06/15/2042	20	22
4.163%, 07/15/2022	131	147
3.250%, 01/15/2025	265	278
United Airlines Pass-Through Trust, Ser 2013-1, Cl A
4.300%, 08/15/2025	32	34
United Technologies
8.875%, 11/15/2019	110	142
4.500%, 06/01/2042	117	130
UPS
8.375%, 04/01/2020	50	65

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Valmont Industries
5.250%, 10/01/2054	$170	$168
Waste Management
4.750%, 06/30/2020	93	104
4.600%, 03/01/2021	90	101
3.900%, 03/01/2035	10	10
3.500%, 05/15/2024	100	104

		16,699

Information Technology — 0.7%
Alibaba Group Holding
3.600%, 11/28/2024 (C)	270	271
Apple
3.850%, 05/04/2043	500	508
3.450%, 02/09/2045	236	224
2.850%, 05/06/2021	413	430
2.500%, 02/09/2025	305	298
2.400%, 05/03/2023	114	113
2.150%, 02/09/2022	82	81
0.503%, 05/03/2018 (A)	69	69
Arrow Electronics
7.500%, 01/15/2027	80	98
6.875%, 06/01/2018	95	107
6.000%, 04/01/2020	45	51
Broadcom MTN
4.500%, 08/01/2034	65	70
Cisco Systems
5.900%, 02/15/2039	150	193
5.500%, 01/15/2040	100	124
eBay
4.000%, 07/15/2042	21	18
3.450%, 08/01/2024	100	99
2.875%, 08/01/2021	30	30
2.600%, 07/15/2022	49	47
Hewlett-Packard
6.000%, 09/15/2041	23	26
4.650%, 12/09/2021	20	22
4.375%, 09/15/2021	24	26
HP Enterprise Services
7.450%, 10/15/2029	125	158
Intel
4.800%, 10/01/2041	65	73
3.300%, 10/01/2021	70	74
International Business Machines
4.000%, 06/20/2042	169	170
1.625%, 05/15/2020	126	124
Intuit
5.750%, 03/15/2017	75	81
Keysight Technologies
4.550%, 10/30/2024 (C)	155	156
KLA-Tencor
4.125%, 11/01/2021	370	390

112	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Koninklijke Philips Electronics
5.750%, 03/11/2018	$24	$27
3.750%, 03/15/2022	127	133
MasterCard
3.375%, 04/01/2024	350	368
Microsoft
4.500%, 10/01/2040	14	16
4.000%, 02/12/2055	279	279
3.750%, 02/12/2045	330	331
3.625%, 12/15/2023	89	97
3.500%, 02/12/2035	593	591
2.375%, 02/12/2022	40	40
Oracle
6.125%, 07/08/2039	27	36
5.375%, 07/15/2040	17	21
4.300%, 07/08/2034	103	112
3.625%, 07/15/2023	56	60
2.800%, 07/08/2021	103	107
2.375%, 01/15/2019	61	63
2.250%, 10/08/2019	210	214
1.200%, 10/15/2017	250	251
Tencent Holdings MTN
3.800%, 02/11/2025 (C)	215	220
Texas Instruments
2.750%, 03/12/2021	275	282
1.650%, 08/03/2019	55	55
TSMC Global
1.625%, 04/03/2018 (C)	460	456
Xerox
4.800%, 03/01/2035	70	69
4.500%, 05/15/2021	13	14
2.950%, 03/15/2017	27	28
2.750%, 09/01/2020	251	251

		8,252

Materials — 0.9%
Agrium
5.250%, 01/15/2045	61	69
4.125%, 03/15/2035	62	61
3.375%, 03/15/2025	36	36
Albemarle
5.450%, 12/01/2044	210	226
Barrick Gold
4.100%, 05/01/2023	570	562
3.850%, 04/01/2022	540	528
BHP Billiton Finance USA
6.500%, 04/01/2019	125	147
5.000%, 09/30/2043	299	342
4.125%, 02/24/2042	40	41
3.850%, 09/30/2023	275	294
3.250%, 11/21/2021	360	376
2.050%, 09/30/2018	44	45
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	170	179

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CRH America
6.000%, 09/30/2016	$31	$33
Dow Chemical
8.550%, 05/15/2019	22	28
5.250%, 11/15/2041	70	79
4.125%, 11/15/2021	86	93
3.000%, 11/15/2022	800	807
E.I. Du Pont de Nemours
5.600%, 12/15/2036	80	98
4.900%, 01/15/2041	25	28
1.950%, 01/15/2016	40	40
Eastman Chemical
4.650%, 10/15/2044	135	142
3.800%, 03/15/2025	290	301
2.700%, 01/15/2020	510	517
Ecolab
1.450%, 12/8/2017	31	31
Freeport-McMoRan
6.875%, 02/15/2023	36	38
6.500%, 11/15/2020	33	35
4.550%, 11/14/2024	205	197
3.550%, 03/01/2022	10	9
3.100%, 03/15/2020	140	136
2.150%, 03/01/2017	81	81
Glencore Finance Canada (C)
2.700%, 10/25/2017	250	254
2.050%, 10/23/2015	467	469
LYB International Finance BV
4.875%, 03/15/2044	125	134
LyondellBasell Industries
4.625%, 02/26/2055	125	124
Monsanto
4.700%, 07/15/2064	12	13
4.200%, 07/15/2034	12	13
3.375%, 07/15/2024	60	62
2.750%, 07/15/2021	50	51
Mosaic
5.625%, 11/15/2043	120	143
5.450%, 11/15/2033	204	236
4.875%, 11/15/2041	30	32
4.250%, 11/15/2023	60	64
3.750%, 11/15/2021	25	26
Nucor
4.000%, 08/01/2023	39	41
Potash Corp of Saskatchewan
6.500%, 05/15/2019	50	59
3.000%, 04/01/2025	55	55
PPG Industries
9.000%, 05/01/2021	145	196
Praxair
5.200%, 03/15/2017	70	76
2.650%, 02/05/2025	26	26
Rio Tinto Finance USA
6.500%, 07/15/2018	200	230

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	113

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.750%, 09/20/2021	$450	$475
2.875%, 08/21/2022	105	104
Southern Copper
5.250%, 11/08/2042	370	337
Teck Resources
3.750%, 02/01/2023	154	144
Teck Resources Limited
6.250%, 07/15/2041	5	5
Union Carbide
7.750%, 10/01/2096	50	68
Vale Overseas
8.250%, 01/17/2034	80	89
6.875%, 11/21/2036	190	184
4.375%, 01/11/2022	885	851

		10,160

Telecommunication Services — 1.3%
America Movil
5.625%, 11/15/2017	400	442
3.125%, 07/16/2022	335	341
1.268%, 09/12/2016 (A)	220	221
AT&T
6.300%, 01/15/2038	270	323
5.800%, 02/15/2019	210	238
5.500%, 02/01/2018	100	110
5.350%, 09/01/2040	423	462
4.350%, 06/15/2045	200	191
4.300%, 12/15/2042	230	220
3.875%, 08/15/2021	250	265
1.600%, 02/15/2017	45	45
BellSouth Telecommunications
6.300%, 12/15/2015	34	35
Bharti Airtel International Netherlands BV
5.350%, 05/20/2024 (C)	210	231
British Telecommunications
5.950%, 01/15/2018	200	224
Centel Capital
9.000%, 10/15/2019	65	79
CenturyLink
7.650%, 03/15/2042	15	15
Deutsche Telekom International Finance
6.000%, 07/08/2019	175	204
5.750%, 03/23/2016	170	178
2.250%, 03/06/2017 (C)	770	783
Nippon Telegraph & Telephone
1.400%, 07/18/2017	65	65
Orange
9.000%, 03/01/2031	50	77
2.750%, 09/14/2016	35	36
Qwest
6.750%, 12/01/2021	156	179

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rogers Communications
8.750%, 05/01/2032	$70	$102
5.450%, 10/01/2043	33	39
4.100%, 10/01/2023	80	85
Telefonica Chile
3.875%, 10/12/2022 (C)	210	211
Telefonica Emisiones
5.462%, 02/16/2021	23	26
5.134%, 04/27/2020	362	409
Telstra
3.125%, 04/07/2025 (C)	60	60
Verizon Communications
6.550%, 09/15/2043	1,142	1,487
6.400%, 09/15/2033	367	458
5.050%, 03/15/2034	92	100
4.862%, 08/21/2046	1,207	1,264
4.672%, 03/15/2055 (C)	39	38
4.522%, 09/15/2048 (C)	750	747
4.500%, 09/15/2020	289	319
4.400%, 11/01/2034	1,387	1,413
4.272%, 01/15/2036 (C)	184	183
4.150%, 03/15/2024	380	408
3.850%, 11/01/2042	200	182
3.500%, 11/01/2024	190	194
3.450%, 03/15/2021	150	157
3.000%, 11/01/2021	956	975
2.625%, 02/21/2020	24	24
2.500%, 09/15/2016	470	480
2.450%, 11/01/2022	90	87
Verizon Global Funding
5.850%, 09/15/2035	40	47
Vodafone Group PLC
5.450%, 06/10/2019	75	85
2.950%, 02/19/2023	475	467
1.625%, 03/20/2017	80	81

		15,092

Utilities — 1.7%
AEP Texas Central Transition Funding
5.170%, 01/01/2018	575	611
AGL Capital
6.375%, 07/15/2016	50	53
5.250%, 08/15/2019	50	56
Alabama Power
6.125%, 05/15/2038	18	25
5.875%, 12/01/2022	95	115
3.750%, 03/01/2045	169	172
Ameren Illinois
4.300%, 07/01/2044	140	158
American Electric Power
1.650%, 12/15/2017	418	420
American Water Capital
3.850%, 03/01/2024	120	129

114	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.400%, 03/01/2025	$32	$33
Appalachian Power
6.700%, 08/15/2037	100	137
5.950%, 05/15/2033	100	124
Arizona Public Service
5.050%, 09/01/2041	47	57
4.500%, 04/01/2042	15	17
2.200%, 01/15/2020	20	20
Atmos Energy
4.125%, 10/15/2044	50	53
Berkshire Hathaway Energy
4.500%, 02/01/2045	505	550
3.750%, 11/15/2023	156	166
Boston Gas
4.487%, 02/15/2042 (C)	35	40
Carolina Power & Light
5.300%, 01/15/2019	175	198
3.000%, 09/15/2021	194	203
2.800%, 05/15/2022	25	26
CenterPoint Energy
6.500%, 05/01/2018	50	57
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	250	286
CenterPoint Energy Resources
4.500%, 01/15/2021	81	90
Cleveland Electric Illuminating
7.880%, 11/01/2017	170	198
Commonwealth Edison
3.700%, 03/01/2045	65	66
Consolidated Edison of New York
5.700%, 06/15/2040	38	49
4.625%, 12/01/2054	120	135
4.450%, 03/15/2044	470	523
Consumers Energy
6.700%, 09/15/2019	100	119
4.350%, 08/31/2064	120	131
Detroit Edison
2.650%, 06/15/2022	26	26
Dominion Resources
6.400%, 06/15/2018	180	206
5.250%, 08/01/2033	90	104
4.700%, 12/01/2044	195	217
2.500%, 12/01/2019	385	391
1.950%, 08/15/2016	165	167
DTE Electric
3.700%, 03/15/2045	49	50
DTE Energy
2.400%, 12/01/2019	24	24
Duke Energy
3.550%, 09/15/2021	76	81
Duke Energy Carolinas
4.300%, 06/15/2020	39	43

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.250%, 12/15/2041	$28	$31
4.100%, 05/15/2042	25	27
Duke Energy Florida
3.850%, 11/15/2042	215	223
Duke Energy Indiana
4.200%, 03/15/2042	30	33
3.750%, 07/15/2020	52	57
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	500	593
Electricite de France
6.000%, 01/22/2114 (C)	225	273
Enel Finance International
5.125%, 10/07/2019 (C)	100	112
Exelon Generation
6.200%, 10/01/2017	100	111
4.000%, 10/01/2020 (D)	120	127
FirstEnergy
4.250%, 03/15/2023	340	356
2.750%, 03/15/2018	70	72
FirstEnergy, Ser C
7.375%, 11/15/2031	480	610
Florida Power & Light
5.950%, 10/01/2033	35	47
5.125%, 06/01/2041	28	35
Jersey Central Power & Light
7.350%, 02/01/2019	100	118
5.625%, 05/01/2016	300	313
4.700%, 04/01/2024 (C)	200	218
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	57	65
Kansas City Power & Light
5.300%, 10/01/2041	100	118
KeySpan Gas East
5.819%, 04/01/2041 (C)	400	530
Massachusetts Electric
5.900%, 11/15/2039 (C)	55	72
Metropolitan Edison
3.500%, 03/15/2023 (C)	350	357
MidAmerican Energy Holdings
6.500%, 09/15/2037	200	271
Nevada Power
7.125%, 03/15/2019	110	132
6.500%, 08/01/2018	40	46
5.450%, 05/15/2041	50	64
5.375%, 09/15/2040	12	15
NextEra Energy Capital Holdings
3.625%, 06/15/2023	100	105
Niagara Mohawk Power (C)
4.881%, 08/15/2019	80	90
4.278%, 10/01/2034	195	213
NiSource Finance
5.800%, 02/01/2042	149	190

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	115

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.650%, 02/01/2045	$50	$64
Northern States Power
6.250%, 06/01/2036	100	139
5.350%, 11/01/2039	19	25
Oncor Electric Delivery LLC
6.800%, 09/01/2018	460	537
5.250%, 09/30/2040	250	305
Pacific Gas & Electric
8.250%, 10/15/2018	180	220
6.050%, 03/01/2034	160	209
5.800%, 03/01/2037	70	89
5.625%, 11/30/2017	525	580
5.400%, 01/15/2040	42	52
4.500%, 12/15/2041	48	53
3.250%, 09/15/2021	12	13
3.250%, 06/15/2023	150	155
Pacificorp
6.250%, 10/15/2037	90	124
5.650%, 07/15/2018	175	198
3.600%, 04/01/2024	355	380
PECO Energy
4.150%, 10/01/2044	385	424
Potomac Electric Power
4.150%, 03/15/2043	165	178
3.600%, 03/15/2024	170	181
Progress Energy
3.150%, 04/01/2022	280	289
PSEG Power LLC
5.500%, 12/01/2015	100	103
5.320%, 09/15/2016	40	42
5.125%, 04/15/2020	45	51
4.150%, 09/15/2021	33	35
2.750%, 09/15/2016	200	205
Public Service Electric & Gas MTN
5.375%, 11/01/2039	28	36
3.050%, 11/15/2024	155	160
2.700%, 05/01/2015	45	45
Public Service of Colorado
4.300%, 03/15/2044	100	114
Public Service of New Hampshire
3.500%, 11/01/2023	205	218
Public Service of Oklahoma
5.150%, 12/01/2019	83	94
Puget Energy
6.000%, 09/01/2021	190	224
San Diego Gas & Electric
6.000%, 06/01/2026	60	76
3.950%, 11/15/2041	14	15
Sempra Energy
6.000%, 10/15/2039	50	64
South Carolina Electric & Gas
4.500%, 06/01/2064	13	14

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Southern
2.150%, 09/01/2019	$375	$377
1.950%, 09/01/2016	26	26
Southern California Edison
5.500%, 03/15/2040	50	65
4.050%, 03/15/2042	5	5
3.900%, 12/01/2041	60	63
3.875%, 06/01/2021	22	24
3.500%, 10/01/2023	205	219
Southern California Gas
4.450%, 03/15/2044	300	347
Southern Power
5.150%, 09/15/2041	11	13
Southwestern Electric Power
3.900%, 04/01/2045	165	163
3.550%, 02/15/2022	125	132
Southwestern Public Service
8.750%, 12/01/2018	90	112
Virginia Electric & Power
4.650%, 08/15/2043	245	285
4.450%, 02/15/2044	110	124
2.950%, 01/15/2022	330	340
Wisconsin Electric Power
2.950%, 09/15/2021	3	3

		19,959

Total Corporate Obligations (Cost $265,670) ($ Thousands)		279,559

ASSET-BACKED SECURITIES — 9.7%

Automotive — 1.9%
Ally Auto Receivables Trust, Ser 2011-5, Cl A4
1.320%, 07/15/2016	52	52
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	60	60
Ally Auto Receivables Trust, Ser 2013-2, Cl A3
0.790%, 01/15/2018	574	574
Ally Auto Receivables Trust, Ser 2014-1, Cl A2
0.480%, 02/15/2017	358	358
Ally Auto Receivables Trust, Ser 2014-1, Cl A4
1.530%, 04/15/2019	1,108	1,112
Ally Auto Receivables Trust, Ser 2014-2, Cl A4
1.840%, 01/15/2020	201	203
Ally Auto Receivables Trust, Ser 2014-SN2, Cl A3
1.030%, 09/20/2017	66	66

116	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (C)	$2	$2
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (C)	43	43
American Credit Acceptance Receivables Trust, Ser 2014-2, Cl A
0.990%, 10/10/2017 (C)	135	135
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/2018 (C)	112	112
American Credit Acceptance Receivables Trust, Ser 2015-1, Cl A
1.430%, 08/12/2019 (C)	169	169
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	14	14
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/2016	32	32
Avis Budget Rental Car Funding AESOP LLC, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (C)	336	340
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-1A, Cl A
1.920%, 09/20/2019 (C)	542	542
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (C)	190	196
Bank of The West Auto Trust, Ser 2014-1, Cl A3
1.090%, 03/15/2019 (C)	231	231
California Republic Auto Receivables Trust, Ser 2012-1, Cl A
1.180%, 08/15/2017 (C)	19	19
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	148	149

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

California Republic Auto Receivables Trust, Ser 2014-3, Cl A4
1.790%, 03/16/2020	$154	$155
California Republic Auto Receivables Trust, Ser 2015-1, Cl A3
1.330%, 04/15/2019	247	248
California Republic Auto Receivables Trust, Ser 2015-1, Cl A4
1.820%, 09/15/2020	284	286
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	9	9
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	992	992
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	205	207
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A3
1.310%, 12/20/2017	80	80
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	135	136
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A3
1.090%, 03/20/2018	347	347
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	472	474
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	323	324
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	280	282
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A1
0.476%, 06/20/2016 (A)	566	566
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A3
1.260%, 05/21/2018	480	480
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A4
1.620%, 10/22/2018	137	138
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A3
1.480%, 11/20/2018	637	639
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A4
1.830%, 04/22/2019	175	176

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	117

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A2
1.420%, 06/20/2018	$711	$711
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A3
1.610%, 06/20/2019	432	432
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A4
1.860%, 10/21/2019	238	238
Carfinance Capital Auto Trust, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (C)	14	14
CarFinance Capital Auto Trust, Ser 2015-1A, Cl A
1.750%, 06/15/2021 (C)	102	102
Carnow Auto Receivables Trust, Ser 2014-1A, Cl A
0.960%, 01/17/2017 (C)	86	86
CFC LLC, Ser 2014-1A, Cl A
1.460%, 12/17/2018 (C)	120	120
CFC LLC, Ser 2014-2A, Cl A
1.440%, 11/16/2020 (C)	194	193
CPS Auto Receivables Trust, Ser 2011-C, Cl A
4.210%, 03/15/2019 (C)	33	33
CPS Auto Receivables Trust, Ser 2013-C, Cl A
1.640%, 04/16/2018 (C)	171	171
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (C)	167	167
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (C)	61	61
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (C)	217	217
CPS Auto Receivables Trust, Ser 2014-C, Cl A
1.310%, 02/15/2019 (C)	196	195
CPS Auto Receivables Trust, Ser 2014-D, Cl A
1.490%, 04/15/2019 (C)	225	225
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/2019 (C)	213	213
Drive Auto Receivables Trust, Ser 2015-AA, Cl A2
1.010%, 11/15/2017 (C)	253	253
Drive Auto Receivables Trust, Ser 2015-AA, Cl D
4.120%, 06/15/2022 (C)	147	147

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DT Auto Owner Trust, Ser 2014-3A, Cl A
0.980%, 04/16/2018 (C)	$219	$219
DT Auto Owner Trust, Ser 2015-1A, Cl A
1.060%, 09/17/2018 (C)	227	227
Exeter Auto Receivables Trust, Ser 2013-2A, Cl A
1.490%, 11/15/2017 (C)	68	68
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl A
1.290%, 10/16/2017 (C)	89	89
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (C)	78	78
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl A
1.060%, 08/15/2018 (C)	57	57
Exeter Automobile Receivables Trust, Ser 2014-3A, Cl A
1.320%, 01/15/2019 (C)	292	292
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl A
1.600%, 06/17/2019 (C)	380	380
Fifth Third Auto Trust, Ser 2013-1, Cl A3
0.880%, 10/16/2017	96	96
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (C)	16	16
First Investors Auto Owner Trust, Ser 2014-3A, Cl A2
1.060%, 11/15/2018 (C)	203	203
First Investors Auto Owner Trust, Ser 2014-3A, Cl A3
1.670%, 11/16/2020 (C)	83	83
Flagship Credit Auto Trust, Ser 2014-2, Cl A
1.430%, 12/16/2019 (C)	168	168
Flagship Credit Auto Trust, Ser 2014-2, Cl B
2.840%, 11/16/2020 (C)	45	45
Flagship Credit Auto Trust, Ser 2014-2, Cl C
3.950%, 12/15/2020 (C)	22	22
Flagship Credit Auto Trust, Ser 2015-1, Cl A
1.630%, 06/15/2020 (C)	276	276
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A3
0.890%, 09/15/2017	56	56
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/2017	22	22

118	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Owner Trust, Ser 2013-B, Cl A3
0.570%, 10/15/2017	$305	$305
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (C)	1,423	1,449
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (C)	476	483
Ford Credit Auto Owner Trust, Ser 2014-C, Cl A2
0.610%, 08/15/2017	200	200
Ford Credit Auto Owner Trust, Ser 2014-C, Cl A3
1.060%, 05/15/2019	122	122
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (C)	675	681
Ford Credit Auto Owner Trust, Ser 2015-A, Cl A2A
0.810%, 01/15/2018	166	166
Ford Credit Auto Owner Trust, Ser 2015-A, Cl A4
1.640%, 06/15/2020	150	150
GM Financial Automobile Leasing Trust, Ser 2014-1A, Cl A2
0.610%, 07/20/2016 (C)	141	141
Hertz Vehicle Financing, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (C)	800	797
Honda Auto Receivables Owner Trust, Ser 2013-3, Cl A3
0.770%, 05/15/2017	353	354
Honda Auto Receivables Owner Trust, Ser 2014-4, Cl A4
1.460%, 10/15/2020	125	126
Huntington Auto Trust, Ser 2011-1A, Cl A4
1.310%, 11/15/2016 (C)	100	100
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A4
1.300%, 02/15/2018	161	161
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (C)	2	2
MMCA Automobile Trust, Ser 2012-A, Cl A4
1.570%, 08/15/2017 (C)	88	89
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (C)	252	252

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santander Drive Auto Receivables Trust, Ser 2013-A, Cl A3
1.020%, 01/16/2018 (C)	$142	$142
Tidewater Auto Receivables Trust, Ser 2014-AA, Cl A3
1.400%, 07/15/2018 (C)	175	175

		21,818

Credit Cards — 1.0%
American Express Credit Account Master Trust, Ser 2014-2, Cl A
1.260%, 01/15/2020	411	412
American Express Credit Account Secured Note Trust, Ser 2012-4, Cl A
0.415%, 05/15/2020 (A)	396	395
BA Credit Card Trust, Ser 2007-A4, Cl A4
0.215%, 11/15/2019 (A)	445	442
BA Credit Card Trust, Ser 2014-A2, Cl A
0.445%, 09/16/2019 (A)	752	752
BA Credit Card Trust, Ser 2014-A3, Cl A
0.462%, 01/15/2020 (A)	260	260
Cabela’s Credit Card Master Note Trust, Ser 2012-1A, Cl A1
1.630%, 02/18/2020 (C)	200	202
Capital One Multi-Asset Execution Trust, Ser 2005-A9, Cl A
0.265%, 08/15/2018 (A)	1,841	1,840
Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A
1.390%, 01/15/2021	928	929
Citibank Credit Card Issuance Trust, Ser 2014-A6, Cl A6
2.150%, 07/15/2021	2,439	2,478
Discover Card Execution Note Trust, Ser 2014-A1, Cl A1
0.605%, 07/15/2021 (A)	445	446
Discover Card Execution Note Trust, Ser 2015-A1, Cl A1
0.525%, 08/17/2020 (A)	1,313	1,314
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/2018	927	928
MBNA Credit Card Master Note Trust, Ser 2004-A3, Cl A3
0.435%, 08/16/2021 (A)	667	664

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	119

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

World Financial Network Credit Card Master Trust, Ser 2014-B, Cl A
0.610%, 07/15/2019	$299	$299

		11,361

Mortgage Related Securities — 1.0%
ABFC Trust, Ser 2004-OPT4, Cl A2
0.791%, 04/25/2034 (A)	86	85
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.224%, 01/25/2034 (A)	505	479
Aegis Asset-Backed Securities Trust, Ser 2004-5, Cl M1
1.146%, 12/25/2034 (A)	393	387
Aegis Asset-Backed Securities Trust, Ser 2004-6, Cl M1
0.711%, 03/25/2035 (A)	32	32
Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2003-9, Cl AV1
0.928%, 09/25/2033 (A)	185	178
Argent Securities, Ser 2003-W5, Cl M1
1.218%, 10/25/2033 (A)	519	507
Asset-Backed Funding Certificates, Ser 2005-WMC1, Cl M1
0.834%, 06/25/2035 (A)	322	318
Bear Stearns Asset-Backed Securities Trust, Ser 2004-BO1, Cl M5
1.571%, 10/25/2034 (A)	360	361
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
1.146%, 12/25/2034 (A)	429	402
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.571%, 08/25/2043 (A)	447	441
Bear Stearns Asset-Backed Securities Trust, Ser 2005-TC2, Cl A3
0.541%, 08/25/2035 (A)	211	210
Bear Stearns Asset-Backed Securities Trust, Ser 2006-1, Cl A
0.451%, 02/25/2036 (A)	250	249

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
4.570%, 04/25/2034	$370	$385
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.376%, 03/20/2036 (A)	44	43
HSBC Home Equity Loan Trust, Ser 2007-1, Cl M2
0.656%, 03/20/2036 (A)	2,000	1,879
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.376%, 11/20/2036 (A)	391	389
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.524%, 07/25/2034 (A) (C)	10	10
Master Asset Backed Securities Trust, Ser 2005-OPT1, Cl M1
0.774%, 03/25/2035 (A)	588	589
Morgan Stanley ABS Capital I Trust, Ser 2005-HE5, Cl M1
0.594%, 09/25/2035 (A)	472	463
Morgan Stanley ABS Capital I Trust, Ser 2005-HE6, Cl A2C
0.494%, 11/25/2035 (A)	501	491
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
0.888%, 10/25/2033 (A) (C)	190	179
New Century Home Equity Loan Trust, Ser 2005-3, Cl M1
0.654%, 07/25/2035 (A)	619	617
New Century Home Equity Loan Trust, Ser 2005-4, Cl A2C
0.541%, 09/25/2035 (A)	428	427
Nomura Home Equity Loan Home Equity Loan Trust, Ser 2006-HE1, Cl A4
0.464%, 02/25/2036 (A)	1,120	1,111
Normandy Mortgage Loan Trust, Ser 2013-NPL3, Cl A
4.949%, 09/16/2043 (C)	401	400
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M4
1.824%, 03/25/2035 (A)	520	511
Salomon Brothers Mortgage Securities, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	37	36
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	35	35

120	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	$58	$57
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.690%, 02/25/2035	6	6
Truman Capital Mortgage Loan Trust, Ser 2014-NPL1, Cl A1
3.228%, 07/25/2053 (C)	172	172
Truman Capital Mortgage Loan Trust, Ser 2014-NPL2, Cl A1
3.125%, 06/25/2054 (C)	150	150
Truman Capital Mortgage Loan Trust, Ser 2014-NPL3, Cl A1
3.125%, 04/25/2053 (C)	134	134
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 10/25/2034 (A)	31	31

		11,764

Other Asset-Backed Securities — 5.8%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
0.974%, 12/27/2022 (A) (C)	111	112
Academic Loan Funding Trust, Ser 2013-1A, Cl A
0.974%, 12/26/2044 (A) (C)	200	200
Access Group, Ser 2004-2, Cl A3
0.446%, 10/25/2024 (A)	400	378
Airspeed, Ser 2007-1A, Cl G2
0.455%, 06/15/2032 (A) (C)	432	367
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	1,057	1,061
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	1,328	1,335
Ally Master Owner Trust, Ser 2014-5, Cl A1
0.665%, 10/15/2019 (A)	818	818
Ally Master Owner Trust, Ser 2015-2, Cl A1
0.742%, 01/15/2021 (A)	335	335
ALM VII, Ser 2012-7A, Cl A1
1.677%, 10/19/2024 (A) (C)	450	450
Ascentium Equipment Receivables, Ser 2012-1A, Cl A
1.830%, 09/15/2019 (C)	1	1
AXIS Equipment Finance Receivables II, Ser 2013-1A, Cl A
1.750%, 03/20/2017 (C)	76	76

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Blue Elephant Loan Trust, Ser 2015-1, Cl A
3.120%, 12/15/2022 (C)	$250	$249
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.433%, 02/25/2035 (A)	850	881
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.256%, 10/27/2036 (A)	400	405
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
0.604%, 02/25/2031 (A) (C)	213	202
BXG Receivables Note Trust, Ser 2012-A, Cl A
2.660%, 12/02/2027 (C)	45	45
Carlyle Global Market Strategies Commodities Funding, Ser 2014-1A, Cl A
2.153%, 10/15/2021 (A) (C)	250	250
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.260%, 11/25/2034	118	121
CIT Education Loan Trust, Ser 2007-1, Cl A
0.357%, 03/25/2042 (A) (C)	615	589
Citigroup Mortgage Loan Trust, Ser 2005-OPT3, Cl M1
0.604%, 05/25/2035 (A)	561	561
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	59	59
CNH Equipment Trust, Ser 2014-A, Cl A2
0.490%, 06/15/2017	73	73
Concord Funding, Ser 2012-2, Cl A
3.145%, 01/15/2017 (C)	200	200
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/2021 (C)	239	240
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
0.674%, 10/25/2034 (A)	614	561
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
0.714%, 12/25/2034 (A)	511	483
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.315%, 07/15/2036 (A)	1,148	1,043

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	121

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CWHEQ Revolving Home Equity Loan Trust, Ser 2005-D, Cl 2A
0.365%, 11/15/2035 (A)	$527	$479
Educational Funding of the South, Ser 2011-1, Cl A2
0.906%, 04/25/2035 (A)	438	436
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
1.171%, 08/25/2034 (A)	1,160	1,071
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF4, Cl M1
0.604%, 05/25/2035 (A)	385	382
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF8, Cl A2D
0.554%, 09/25/2035 (A)	22	22
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	539	547
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.555%, 01/15/2018 (A)	112	112
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/2018	275	277
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	387	388
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A2
0.575%, 02/15/2019 (A)	145	145
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	640	642
Ford Credit Floorplan Master Owner Trust, Ser 2015-1, Cl A2
0.575%, 01/15/2020 (A)	116	116
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
0.745%, 01/15/2022 (A)	892	893
GCAT, Ser 2014-1, Cl A1
3.228%, 07/25/2019 (A) (C)	239	241

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	$555	$554
GMAT Trust, Ser 2013-1A, Cl A
3.967%, 11/25/2043 (C)	168	168
GMAT Trust, Ser 2014-1A, Cl A
3.721%, 02/25/2044 (C)	44	44
GSAMP Trust, Ser 2005-HE4, Cl M1
0.624%, 07/25/2045 (A)	757	756
Higher Education Funding, Ser 2014-1, Cl A
1.311%, 05/25/2034 (A) (C)	478	484
HLSS Servicer Advance Receivables Trust, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (C)	146	146
HLSS Servicer Advance Receivables Trust, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (C)	150	149
HLSS Servicer Advance Receivables Trust, Ser 2013-T7, Cl AT7
1.981%, 11/15/2046 (C)	586	581
HLSS Servicer Advance Receivables Trust, Ser 2014-T2, Cl AT2
2.217%, 01/15/2047 (C)	111	110
ING Investment Management, Ser 2012-4A, Cl A1
1.643%, 10/15/2023 (A) (C)	450	448
ING Investment Management, Ser 2014-1A, Cl A1
1.757%, 04/18/2026 (A) (C)	540	538
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	308	328
JGWPT XXXI LLC, Ser 2014-1A, Cl A
3.960%, 03/15/2063 (C)	292	311
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	405	424
JGWPT XXXIII, Ser 2014-3A, Cl A
3.500%, 06/15/2077 (C)	199	208
JPMorgan Chase Acquisition, Ser 2005-OPT1, Cl M1
0.624%, 06/25/2035 (A)	1,079	1,071
Key Resorts, Ser 2014-A, Cl A
3.220%, 03/17/2031 (C)	119	119

122	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	$295	$314
Madison Avenue Manufactured Housing Contract, Ser 2002-A, Cl M2
2.424%, 03/25/2032 (A)	63	63
Magnetite XII, Ser 2015-12A, Cl A
1.817%, 04/15/2027 (A) (C)	200	200
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	823	874
Navient Private Education Loan Trust, Ser 2014-AA, Cl A2A
2.740%, 02/15/2029 (C)	818	824
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2A
2.650%, 12/15/2028 (C)	328	328
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2B
1.403%, 12/15/2028 (A) (C)	445	445
Navient Student Loan Trust, Ser 2014-1, Cl A2
0.484%, 03/27/2023 (A)	312	312
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.684%, 06/25/2031 (A)	1,005	999
Navient Student Loan Trust, Ser 2014-2, Cl A
0.814%, 03/25/2043 (A)	986	981
Navient Student Loan Trust, Ser 2014-3, Cl A
0.794%, 02/25/2043 (A)	984	978
Navient Student Loan Trust, Ser 2014-4, Cl A
0.794%, 03/25/2043 (A)	569	566
Navient Student Loan Trust, Ser 2014-8, Cl A2
0.614%, 04/25/2023 (A)	305	305
Navient Student Loan Trust, Ser 2014-8, Cl B
1.674%, 07/26/2049 (A)	54	52
Navitas Equipment Receivables, Ser 2013-1, Cl A
1.950%, 11/15/2016 (C)	45	45
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.436%, 10/27/2036 (A)	450	445
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.416%, 01/25/2037 (A)	409	404

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.366%, 10/25/2033 (A)	$492	$481
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.365%, 03/23/2037 (A)	493	481
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.385%, 12/24/2035 (A)	425	417
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.352%, 11/23/2022 (A)	107	107
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.336%, 10/26/2026 (A)	352	352
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.617%, 03/25/2026 (A) (C)	164	163
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
0.974%, 04/25/2046 (A) (C)	150	152
Nelnet Student Loan Trust, Ser 2011-1A, Cl A
1.024%, 02/25/2043 (A) (C)	855	870
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.121%, 11/25/2043 (A) (C)	500	502
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
0.821%, 09/25/2042 (A) (C)	965	965
North Carolina State, Education Assistance Authority, Ser 2011-2, Cl A2
1.034%, 07/25/2025 (A)	450	451
NYMT Residential, Ser 2012-RP1A
4.250%, 12/25/2017 (A) (C)	114	114
NYMT Residential, Ser 2013-RP3A
4.850%, 09/25/2018 (C)	261	261
Oak Hill Advisors Residential Loan Trust, Ser 2014-NPL2, Cl A1
3.475%, 04/25/2054 (C)	329	329
Oak Hill Advisors Residential Loan Trust, Ser 2015-NPL1, Cl A1
3.475%, 01/25/2055 (C)	370	370
OHA Credit Partners VII, Ser 2012-7A, Cl A
1.681%, 11/20/2023 (A) (C)	450	449
OneMain Financial Issuance Trust, Ser 2014-2A, Cl A
2.470%, 09/18/2024 (C)	478	477

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	123

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

OneMain Financial Issuance Trust, Ser 2015-1A, Cl A
3.190%, 03/18/2026 (C)	$288	$291
Park Place Securities, Ser 2004-MCW1, Cl M1
1.111%, 10/25/2034 (A)	104	104
Park Place Securities, Ser 2004-MHQ1, Cl M2
1.299%, 12/25/2034 (A)	445	446
Park Place Securities, Ser 2004-WCW1, Cl M2
1.194%, 09/25/2034 (A)	640	635
Park Place Securities, Ser 2005-WHQ2, Cl A1B
0.444%, 05/25/2035 (A)	713	712
RAMP Trust, Ser 2005-EFC5, Cl M1
0.574%, 10/25/2035 (A)	794	788
RAMP Trust, Ser 2005-RZ3, Cl A3
0.574%, 09/25/2035 (A)	962	957
RAMP Trust, Ser 2006-RZ1, Cl A3
0.474%, 03/25/2036 (A)	206	201
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	405	434
Scholar Funding Trust, Ser 2011-A, Cl A
1.156%, 10/28/2043 (A) (C)	318	320
Selene Non-Performing Loans, Ser 2014-1A, Cl A
2.981%, 05/25/2054 (C)	95	94
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.657%, 05/15/2028 (A)	121	121
SLM Private Education Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (C)	550	567
SLM Private Education Loan Trust, Ser 2012-E, Cl A1
0.925%, 10/16/2023 (A) (C)	58	58
SLM Private Education Loan Trust, Ser 2012-E, Cl A2B
1.925%, 06/15/2045 (A) (C)	655	673
SLM Private Education Loan Trust, Ser 2013-1, Cl B
1.974%, 11/25/2043 (A)	180	181
SLM Private Education Loan Trust, Ser 2013-A, Cl A1
0.775%, 08/15/2022 (A) (C)	129	129
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
0.825%, 07/15/2022 (A) (C)	143	143

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2003-11, Cl A6
1.021%, 12/15/2025 (A) (C)	$350	$349
SLM Student Loan Trust, Ser 2004-3, Cl A5
0.426%, 07/25/2023 (A)	627	625
SLM Student Loan Trust, Ser 2004-8, Cl B
0.716%, 01/25/2040 (A)	128	114
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.356%, 04/25/2025 (A)	76	76
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.456%, 07/27/2026 (A)	184	187
SLM Student Loan Trust, Ser 2005-6, Cl A6
0.396%, 10/27/2031 (A)	374	363
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.406%, 10/25/2029 (A)	337	326
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.376%, 01/27/2025 (A)	349	348
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.426%, 01/25/2041 (A)	540	507
SLM Student Loan Trust, Ser 2006-3, Cl A5
0.356%, 01/25/2021 (A)	531	523
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.326%, 04/25/2022 (A)	22	22
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.416%, 01/25/2041 (A)	540	505
SLM Student Loan Trust, Ser 2007-2, Cl B
0.426%, 07/25/2025 (A)	178	156
SLM Student Loan Trust, Ser 2007-6, Cl B
1.106%, 04/27/2043 (A)	146	132
SLM Student Loan Trust, Ser 2007-7, Cl B
1.006%, 10/25/2028 (A)	250	226
SLM Student Loan Trust, Ser 2008-2, Cl B
1.456%, 01/25/2029 (A)	160	144
SLM Student Loan Trust, Ser 2008-3, Cl B
1.456%, 04/25/2029 (A)	160	149
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.906%, 07/25/2022 (A)	1,300	1,354

124	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2008-4, Cl B
2.106%, 04/25/2029 (A)	$160	$156
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.556%, 01/25/2018 (A)	100	100
SLM Student Loan Trust, Ser 2008-5, Cl B
2.106%, 07/25/2029 (A)	160	156
SLM Student Loan Trust, Ser 2008-6, Cl B
2.106%, 07/25/2029 (A)	160	155
SLM Student Loan Trust, Ser 2008-7, Cl B
2.106%, 07/25/2029 (A)	160	161
SLM Student Loan Trust, Ser 2008-8, Cl B
2.506%, 10/25/2029 (A)	160	166
SLM Student Loan Trust, Ser 2008-9, Cl A
1.756%, 04/25/2023 (A)	920	944
SLM Student Loan Trust, Ser 2008-9, Cl B
2.506%, 10/25/2029 (A)	160	169
SLM Student Loan Trust, Ser 2010-1, Cl A
0.574%, 03/25/2025 (A)	296	295
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.921%, 05/26/2026 (A)	211	212
SLM Student Loan Trust, Ser 2012-6, Cl B
1.174%, 04/27/2043 (A)	249	233
SLM Student Loan Trust, Ser 2013-2, Cl B
1.671%, 06/25/2043 (A)	128	126
SLM Student Loan Trust, Ser 2013-3, Cl A2
0.474%, 05/26/2020 (A)	287	287
SLM Student Loan Trust, Ser 2013-3, Cl B
1.674%, 09/25/2043 (A)	136	133
SLM Student Loan Trust, Ser 2013-4, Cl A
0.724%, 06/25/2027 (A)	366	367
SLM Student Loan Trust, Ser 2013-5, Cl A2
0.571%, 10/26/2020 (A)	228	228
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.671%, 02/25/2021 (A)	125	125
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (C)	129	133

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	$589	$583
SLM Student Loan Trust, Ser 2014-1, Cl A2
0.554%, 07/26/2021 (A)	395	395
SLM Student Loan Trust, Ser 2014-2, Cl A3
0.764%, 03/26/2029 (A)	448	449
SLM Student Loan Trust, Ser 2014-A, Cl A1
0.775%, 07/15/2022 (A) (C)	148	148
SLM Student Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (C)	225	229
Small Business Administration, Ser 2013-20I, Cl 1
3.620%, 09/01/2033	215	231
Small Business Administration, Ser 2013-20L, Cl 1
3.380%, 12/01/2033	181	191
Small Business Administration, Ser 2015-20A, Cl 1
2.520%, 01/01/2035	250	251
SpringCastle America Funding, Ser 2014-AA, Cl A
2.700%, 05/25/2023 (C)	620	622
SpringCastle America Funding, Ser 2014-AA, Cl B
4.610%, 10/25/2027 (C)	125	127
Springleaf Funding Trust, Ser 2013-AA, Cl A
2.580%, 09/15/2021 (C)	517	519
Springleaf Funding Trust, Ser 2013-BA, Cl A
3.920%, 01/16/2023 (C)	250	251
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (C)	467	467
Springleaf Funding Trust, Ser 2015-AA, Cl A
3.160%, 11/15/2024 (C)	346	347
Stanwich Mortgage Loan Trust, Ser 2013-NPL1, Cl A
2.981%, 02/16/2043 (C)	42	42
Stanwich Mortgage Loan Trust, Ser 2013-NPL2, Cl A
3.228%, 04/16/2059 (C)	155	155
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
0.724%, 09/25/2034 (A)	495	473

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	125

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl A3
0.774%, 05/25/2035 (A)	$863	$864
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF2, Cl A3
0.321%, 07/25/2036 (A)	271	270
TAL Advantage, Ser 2006-1A, Cl N
0.366%, 04/20/2021 (A) (C)	114	113
Trade Maps, Ser 2013-1A, Cl A
0.875%, 12/10/2018 (A) (C)	737	737
Trafigura Securitisation Finance, Ser 2012-1A, Cl A
2.572%, 10/15/2015 (A) (C)	137	137
Trafigura Securitisation Finance, Ser 2014-1A, Cl A
1.125%, 10/15/2021 (A) (C)	266	266
US Residential Opportunity Fund Trust, Ser 2015-1II, Cl A
3.625%, 02/27/2035 (C)	248	247
US Residential Opportunity Fund Trust, Ser 2015-1III, Cl A
3.721%, 01/27/2035 (C)	326	327
VOLT XIX, Ser 2014-NP11, Cl A1
3.875%, 04/25/2055 (C)	376	378
VOLT XXVI, Ser 2014-NPL6, Cl A1
3.125%, 09/25/2043 (C)	291	290
VOLT XXVII, Ser 2014-NPL7, Cl A1
3.375%, 08/27/2057 (C)	459	459
VOLT XXX, Ser 2015-NPL1, Cl A1
3.625%, 10/25/2057 (C)	223	224
VOLT XXXI, Ser 2015-NPL2, Cl A1
3.375%, 02/25/2055 (C)	185	185
VOLT XXXIII, Ser 2015-NPL5, Cl A1
3.500%, 03/25/2055 (C)	400	400
VOLT, Ser 2014-3A, Cl A1
3.250%, 05/25/2054	106	106
VOLT, Ser 2014-NPL4, Cl A1
3.125%, 04/27/2054 (C)	439	437
VOLT, Ser 2014-NPL5, Cl A1
3.228%, 09/25/2058	228	228
VOLT, Ser 2014-NPL6, Cl A2
4.250%, 09/25/2043	100	98

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

VOLT, Ser 2015-NPL3, Cl A1
3.375%, 10/25/2058 (C)	$363	$363
VOLT, Ser 2015-NPL4, Cl A1
3.500%, 02/25/2055	282	282
VOLT, Ser 2015-NPL6, Cl A1
3.500%, 02/25/2055	500	499

		67,857

Total Asset-Backed Securities (Cost $110,919) ($ Thousands)		112,800

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
FHLB
5.500%, 07/15/2036	300	421
0.875%, 05/24/2017	10	10
0.750%, 05/26/2015 (E)	950	950
0.045%, 04/06/2015 to 04/22/2015 (B)	4,800	4,800
FICO STRIPS, PO
9.800%, 11/30/2017	875	1,075
8.600%, 09/26/2019	845	1,103
3.631%, 12/06/2017 (B)	660	639
1.628%, 10/06/2017 (B)	360	352
0.000%, 05/11/2018 to 12/06/2018 (B)	2,125	2,022
0.000%, 09/26/2019 (B)	100	93
FNMA
5.375%, 06/12/2017	50	55
3.920%, 06/01/2017 (B)	600	590
2.628%, 10/09/2019 (B)	4,270	3,924
2.625%, 09/06/2024	303	314
Resolution Funding STRIPS
2.241%, 07/15/2020 (B)	2,915	2,657
1.827%, 10/15/2019 (B)	200	186
Tennessee Valley Authority
5.880%, 04/01/2036	250	350
5.250%, 09/15/2039	390	511
4.625%, 09/15/2060	60	70
2.875%, 09/15/2024	835	874
1.750%, 10/15/2018	83	85

Total U.S. Government Agency Obligations (Cost $20,456) ($ Thousands)		21,081

SOVEREIGN DEBT — 1.4%
Brazilian Government International Bond
5.000%, 01/27/2045	215	199
Colombia Government International Bond
5.625%, 02/26/2044	1,070	1,196
Indonesia Government International Bond
5.125%, 01/15/2045 (C)	210	221

126	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.750%, 04/25/2022 (C)	$470	$478
Israel Government AID Bond (B)
2.993%, 02/15/2025	1,000	776
2.971%, 08/15/2025	609	465
2.564%, 11/15/2019	500	462
Japan Bank for International Cooperation
2.125%, 02/10/2025	210	209
Mexico Government International Bond MTN
5.750%, 10/12/2110	591	644
5.550%, 01/21/2045	3,172	3,719
4.750%, 03/08/2044	60	63
4.600%, 01/23/2046	215	220
4.000%, 10/02/2023	144	152
3.500%, 01/21/2021	195	203
Peruvian Government International Bond
5.625%, 11/18/2050	239	292
Poland Government International Bond
4.000%, 01/22/2024	1,257	1,380
Province of Manitoba Canada
3.050%, 05/14/2024	235	249
Province of Quebec Canada
6.350%, 01/30/2026	70	91
2.625%, 02/13/2023	620	639
Russia Government International Bond
7.500%, 03/31/2030 (C)	761	873
Slovakia Government International Bond
4.375%, 05/21/2022 (C)	680	760
Slovenia Government International Bond (C)
5.850%, 05/10/2023	200	237
5.500%, 10/26/2022	420	484
5.250%, 02/18/2024	415	476
South Africa Government International Bond
5.875%, 09/16/2025	750	859
Turkey Government International Bond
6.250%, 09/26/2022	450	512
5.750%, 03/22/2024	580	645
United Mexican States MTN
6.050%, 01/11/2040	100	124

Total Sovereign Debt (Cost $15,229) ($ Thousands)		16,628

MUNICIPAL BONDS — 0.6%
American Municipal Power, Build America Project, RB
7.499%, 02/15/2050	80	118

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

California State, Build America Project, GO
7.600%, 11/01/2040	$240	$378
6.650%, 03/01/2022	250	307
California State, GO
6.200%, 03/01/2019	300	346
Chicago, Ser B, GO
6.314%, 01/01/2044	380	390
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	300	439
Houston, Ser A, GO
6.290%, 03/01/2032	235	298
Illinois State, GO
5.100%, 06/01/2033	535	541
4.950%, 06/01/2023	650	692
4.350%, 06/01/2018	475	496
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	280	422
Los Angeles, Department of Airports, Build America Project, RB
6.582%, 05/15/2039	25	34
New Jersey State, Turnpike Authority, Build America Project, Ser C, RB
7.102%, 01/01/2041	370	542
New York and New Jersey, Port Authority, RB
5.647%, 11/01/2040	105	134
4.458%, 10/01/2062	380	415
New York City, Transitional Finance Authority, Future Tax Secured, RB
5.508%, 08/01/2037	275	346
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	331	494
Ohio State University, Ser A, RB
4.800%, 06/01/2111	276	307

Total Municipal Bonds (Cost $5,753) ($ Thousands)		6,699

COLLATERALIZED DEBT OBLIGATIONS — 0.2%

Other Asset-Backed Securities — 0.2%
AMMC CLO XIV, Ser 2014-14A, Cl A1L
1.706%, 07/27/2026 (A) (C)	500	498

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	127

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ballyrock CLO, Ser 2014-1A, Cl A1
1.711%, 10/20/2026 (A) (C)	$150	$150
Cent CLO, Ser 2013-18A, Cl A
1.377%, 07/23/2025 (A) (C)	500	491
Eaton Vance CLO, Ser 2014-1A, Cl A
1.703%, 07/15/2026 (A) (C)	200	199
Flatiron CLO, Ser 2014-1A, Cl A1
1.637%, 07/17/2026 (A) (C)	500	497
Voya CLO, Ser 2014-2A, Cl A1
1.707%, 07/17/2026 (A) (C)	500	499

Total Collateralized Debt Obligations (Cost $2,342) ($ Thousands)		2,334

U.S. TREASURY OBLIGATIONS — 30.7%
U.S. Treasury Bills
0.005%, 04/30/2015 (B)	24	24
U.S. Treasury Bonds
7.274%, 08/15/2023 (B)	950	807
6.375%, 08/15/2027	50	74
6.125%, 08/15/2029	50	74
5.375%, 02/15/2031	100	142
5.250%, 02/15/2029	100	137
5.000%, 05/15/2037	965	1,403
4.500%, 05/15/2038	200	272
4.250%, 05/15/2039	100	132
3.750%, 11/15/2043	5,784	7,225
3.625%, 08/15/2043	573	700
3.250%, 12/31/2016	500	524
3.125%, 11/15/2041	30	34
3.125%, 02/15/2043	340	380
3.125%, 08/15/2044	438	491
3.000%, 11/15/2044	3,647	3,996
2.875%, 05/15/2043	17,315	18,449
2.750%, 08/15/2042	1,540	1,603
2.750%, 11/15/2042	6,703	6,966
2.625%, 11/15/2020	200	212
2.500%, 02/15/2045	10,624	10,526
2.000%, 10/31/2021	1,169	1,193
2.000%, 02/15/2025	17,758	17,870
1.750%, 09/30/2019	21,479	21,888
1.750%, 02/28/2022	856	858
1.625%, 06/30/2019	3,590	3,646
1.375%, 02/29/2020	3,791	3,792
1.250%, 01/31/2020	526	523
1.000%, 11/30/2019	800	788
0.500%, 01/31/2017	5,545	5,545
U.S. Treasury Inflation Protected Securities
2.500%, 01/15/2029	109	139

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.375%, 01/15/2025	$87	$105
2.125%, 02/15/2040	227	303
1.875%, 07/15/2015	1,141	1,159
1.750%, 01/15/2028	112	131
1.375%, 02/15/2044	5,034	5,917
0.750%, 02/15/2042	217	220
0.750%, 02/15/2045	1,657	1,685
0.625%, 01/15/2024	150	156
0.625%, 02/15/2043	3,436	3,366
0.500%, 04/15/2015	917	918
0.250%, 01/15/2025	2,042	2,057
0.125%, 04/15/2016	2,668	2,695
0.125%, 04/15/2017	936	953
0.125%, 04/15/2019	150	152
0.125%, 01/15/2022	516	521
0.125%, 07/15/2024	1,875	1,875
U.S. Treasury Notes
4.750%, 02/15/2037	100	141
4.625%, 11/15/2016	1,400	1,495
4.500%, 05/15/2017 to 05/15/2017	6,053	6,217
4.375%, 02/15/2038	550	737
3.625%, 02/15/2044	6,582	8,048
3.500%, 02/15/2018 to 02/15/2018	2,352	2,457
3.375%, 05/15/2044	832	975
3.125%, 04/30/2017	3,837	4,038
3.125%, 05/15/2021	1,250	1,361
2.875%, 03/31/2018 to 03/31/2018	7,535	7,790
2.750%, 05/31/2017	1,000	1,046
2.750%, 02/15/2019	250	265
2.500%, 05/15/2024	3,486	3,662
2.375%, 05/31/2018	500	522
2.250%, 07/31/2021	1,867	1,936
2.125%, 08/31/2020	541	559
2.125%, 01/31/2021	920	949
2.000%, 11/30/2020	1,620	1,662
2.000%, 05/31/2021	10,470	10,704
1.875%, 11/30/2021	1,180	1,194
1.750%, 05/15/2023	2,440	2,427
1.625%, 03/31/2019	3,880	3,945
1.625%, 07/31/2019	6,347	6,442
1.625%, 08/31/2019 to 08/31/2019 (D)	3,306	3,337
1.625%, 12/31/2019	3,040	3,079
1.500%, 07/31/2016	360	365
1.500%, 08/31/2018	400	406
1.500%, 01/31/2019	3,329	3,372
1.500%, 05/31/2019	3,637	3,676
1.500%, 10/31/2019	2,185	2,202
1.500%, 11/30/2019	1,250	1,260
1.500%, 01/31/2022	2,914	2,877
1.375%, 03/31/2020	9,124	9,124

128	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.000%, 09/15/2017	$2,235	$2,250
1.000%, 03/15/2018	3,179	3,191
0.875%, 01/31/2017	1,268	1,276
0.875%, 07/15/2017	7,508	7,546
0.875%, 08/15/2017	1,487	1,494
0.875%, 10/15/2017	3,867	3,880
0.875%, 11/15/2017	7,766	7,787
0.625%, 10/15/2016	421	422
0.625%, 12/31/2016	4,603	4,614
0.625%, 02/15/2017	1,619	1,622
0.625%, 08/31/2017	8,871	8,855
0.625%, 09/30/2017	5,301	5,287
0.625%, 11/30/2017	2,850	2,838
0.500%, 06/30/2016	1,537	1,540
0.500%, 09/30/2016	3,453	3,457
0.500%, 02/28/2017	5,550	5,547
0.500%, 03/31/2017	8,571	8,561
0.375%, 10/31/2016	2,716	2,713
0.250%, 05/15/2015	3,210	3,211
U.S. Treasury STRIPS (B)
25.571%, 05/15/2032	850	556
10.171%, 11/15/2022	1,100	956
6.075%, 05/15/2026	700	549
5.741%, 05/15/2036	100	59
5.662%, 05/15/2029	100	71
5.610%, 02/15/2024	1,275	1,066
5.290%, 05/15/2034	175	108
5.260%, 08/15/2027	800	604
5.152%, 02/15/2034	250	155
5.111%, 02/15/2028	653	485
5.043%, 05/15/2028	830	611
5.026%, 08/15/2033	300	189
4.993%, 05/15/2033	425	270
4.910%, 11/15/2026	1,100	849
4.721%, 08/15/2019	1,350	1,275
4.520%, 05/15/2024	300	249
4.403%, 02/15/2030	1,300	907
4.374%, 11/15/2032	250	161
4.347%, 05/15/2030	400	277
4.343%, 11/15/2030	1,450	991
4.320%, 11/15/2033	750	471
4.233%, 11/15/2029	550	387
4.211%, 02/15/2027	1,450	1,111
4.113%, 11/15/2027	1,900	1,423
3.979%, 08/15/2020	3,550	3,273
3.957%, 05/15/2027	315	240
3.938%, 11/15/2024	250	205
3.891%, 08/15/2030	700	482
3.876%, 02/15/2033	100	64
3.860%, 11/15/2016	200	199
3.679%, 02/15/2017	4,460	4,417
3.648%, 11/15/2031	710	471

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

3.611%, 05/15/2031	$560	$377
3.593%, 02/15/2031	1,025	699
3.509%, 05/15/2018	250	243
3.459%, 02/15/2018	925	902
3.379%, 02/15/2032	1,050	692
3.370%, 08/15/2031	275	184
3.350%, 08/15/2029	275	195
3.340%, 05/15/2020	3,359	3,112
3.270%, 02/15/2029	700	504
3.226%, 11/15/2017	650	636
3.019%, 05/15/2035	100	60
2.941%, 05/15/2019	2,725	2,589
2.910%, 11/15/2034	200	122
2.869%, 08/15/2028	100	73
2.733%, 08/15/2022	100	87
2.713%, 05/15/2023	1,800	1,539
2.712%, 08/15/2021	450	403
2.687%, 02/15/2023 (D)	3,350	2,889
2.672%, 05/15/2044	1,180	552
2.663%, 08/15/2032	150	97
2.602%, 05/15/2025	300	243
2.589%, 08/15/2039	100	53
2.562%, 05/15/2022	700	615
2.527%, 11/15/2023	100	84
2.474%, 02/15/2022	1,885	1,666
2.398%, 02/15/2021	2,880	2,617
2.324%, 11/15/2021	1,600	1,423
1.961%, 05/15/2021	3,665	3,302
1.887%, 11/15/2019	200	187
1.430%, 08/15/2026	47	37
1.274%, 02/15/2020	2,435	2,273
1.136%, 02/15/2035	40	24

Total U.S. Treasury Obligations (Cost $342,959) ($ Thousands)		358,597

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P.
0.070%**† (F)	5,053,966	5,054

Total Affiliated Partnership (Cost $5,054) ($ Thousands)		5,054

CASH EQUIVALENT — 7.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	83,472,320	83,472

Total Cash Equivalent (Cost $83,472) ($ Thousands)		83,472

Total Investments — 107.5% (Cost $1,210,180) ($ Thousands)		$1,256,900

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	129

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Concluded)

March 31, 2015

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS*‡‡ — 0.0%
December 2015, Euro Call, Expires 12/19/15	26	$2
December 2015, Euro Put, Expires 12/19/15	26	2
May 2015, U.S. 5-Year Treasury Note Call, Expires 04/18/15, Strike Price $119.50	31	27
May 2015, U.S. 5-Year Treasury Note Call, Expires 04/18/15, Strike Price $121.50	31	2

Total Purchased Options (Cost $22) ($ Thousands)		33

WRITTEN OPTIONS*‡‡ — 0.0%
December 2015, Euro Call, Expires 12/19/15	(26)	(13)
December 2015, Euro Put, Expires 12/19/15	(26)	(7)
January 2015, U.S. 10-Year Treasury Note Call, Expires 05/16/15, Strike Price $130.50	(8)	(4)
June 2015, Euro Dollar Put, Expires 06/20/15	(20)	(2)
June 2015, U.S. 10-Year Treasury Note Call, Expires 05/16/15, Strike Price $131.00	(42)	(17)
June 2015, U.S. 10-Year Treasury Note Call, Expires 05/16/15, Strike Price $130.00	(8)	(6)
June 2015, U.S. 10-Year Treasury Note Call, Expires 05/16/15, Strike Price $132.00	(31)	(7)

Description	Contracts	Market Value ($ Thousands)

June 2015, U.S. 10-Year Treasury Note Put, Expires 05/16/15, Strike Price $124.00	(42)	$(3)
May 2015, U.S. 5-Year Treasury Note Call, Expires 04/18/15, Strike Price $120.50	(62)	(19)
May 2015, U.S. 5-Year Treasury Note Call, Expires 04/18/15, Strike Price $128.00	(11)	(14)
May 2015, U.S. 5-Year Treasury Note Call, Expires 04/18/15, Strike Price $130.50	(52)	(11)
May 2015, U.S. 5-Year Treasury Note Put, Expires 04/18/15, Strike Price $124.50	(21)	—

Total Written Options (Premiums Received $(101)) ($ Thousands)		(103)

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation) ($ Thousands)
90-Day Euro$	9	Dec-2015	$1
90-Day Euro$	69	Dec-2016	54
90-Day Euro$	(10)	Dec-2017	(24)
90-Day Euro$	53	Jun-2016	60
90-Day Euro$	17	Jun-2017	2
90-Day Euro$	(17)	Jun-2018	(2)
CBT T-Bonds	(52)	Jun-2015	(154)
U.S. 10-Year Treasury Note	57	Jun-2015	116
U.S. 10-Year Treasury Note	(109)	Jun-2015	(143)
U.S. 2-Year Treasury Note	(270)	Jun-2015	(175)
U.S. 2-Year Treasury Note	16	Jun-2015	15
U.S. 5-Year Treasury Note	438	Jun-2015	529
U.S. Ultra Long Treasury Bond	(150)	Jun-2015	(609)
U.S. Ultra Long Treasury Bond	19	Jun-2015	80

			$(250)

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of outstanding OTC swap agreements held by the Fund at March 31, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Barclays Bank PLC	2.48%	3 Month USD - LIBOR	11/15/27	$415	$(41)
Barclays Bank PLC	2.42%	3 Month USD - LIBOR	11/15/27	420	(38)
Citigroup	2.71%	3 Month USD - LIBOR	08/15/42	830	(60)

					$(139)

A list of outstanding centrally cleared swap agreements held by the Fund at March 31, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	3.68%	3 Month USD - LIBOR	11/15/2043	$725	$(202)

For the period ended March 31, 2015, the total amount of all open swap contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

130	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Percentages are based on a Net Assets of $1,168,842 ($ Thousands).

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

‡‡	For the period ended March 31, 2015, the total amount of all purchased and written options, as presented in the Schedule of Investments are representative of the volume of activity for these derivative types during the period.

*	Non-Income Producing Security.

**	The rate reported is the 7-day effective yield as of March 31, 2015.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2015.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	This security or a partial position of this security is on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 was $4,928 ($ Thousands).

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2015. The coupon on a step bond changes on a specified date.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2015 was $5,054 ($ Thousands).

ABS — Asset-Backed Security

ACES — Alternative Credit Enhancement Structure

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMBS — Commercial Mortgage-Backed Securities

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

PO — Principle Only

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

Amounts designated as “—” are $O or have been rounded to $O

The following is a list of the level of inputs used as of March 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$370,676	$—	$370,676
Corporate Obligations	—	279,559	—	279,559
Asset-Backed Securities	—	112,800	—	112,800
U.S Government Agency Obligations	—	21,081	—	21,081
Sovereign Debt	—	16,628	—	16,628
Municipal Bonds	—	6,699	—	6,699
Collateralized Debt Obligations	—	2,334	—	2,334
U.S. Treasury Obligations	—	358,597	—	358,597
Cash Equivalent	83,472	—	—	83,472
Affiliated Partnership	—	5,054	—	5,054

Total Investments in Securities	$83,472	$1,173,428	$—	$1,256,900

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$33	$—	$—	$33
Written Options	(103)	—	—	(103)
Futures Contracts*
Unrealized Appreciation	857	—	—	857
Unrealized Depreciation	(1,107)	—	—	(1,107)
OTC Swaps*
Interest Rate Swaps
Unrealized Depreciation	—	(139)	—	(139)
Centrally Cleared Swaps*
Interest Rate Swaps
Unrealized Depreciation	—	(202)	—	(202)

Total Other Financial Instruments	$(320)	$(341)	$—	$(661)

*	Futures contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instruments.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	131

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 77.9%

Consumer Discretionary — 19.8%
1011778 BC ULC
6.000%, 04/01/2022 (A)	$1,651	$1,709
Academy
9.250%, 08/01/2019 (A)	655	694
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)	150	1
0.000%, 01/15/2009 (B)	225	2
Adelphia Communications (Escrow Security) PIK
0.000%, 02/15/2004 (B)	25	—
Affinion Group Holdings
7.875%, 12/15/2018	1,519	949
Affinity Gaming
9.000%, 05/15/2018	3,275	3,193
American Achievement
10.875%, 04/15/2016 (A)	3,365	3,298
American Axle & Manufacturing
6.250%, 03/15/2021	595	626
Apex Tool Group
7.000%, 02/01/2021 (A)	2,225	2,091
Armored Autogroup
9.250%, 11/01/2018	845	865
Ashtead Capital
6.500%, 07/15/2022 (A)	2,855	3,041
Aventine (Escrow Security)
0.000%, 10/15/2049 (B) (C) (D)	2,750	1
Beazer Homes USA
5.750%, 06/15/2019	1,560	1,521
Belo
7.750%, 06/01/2027	1,675	1,876

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bon-Ton Department Stores
8.000%, 06/15/2021	$3,000	$2,475
Boyd Gaming
9.000%, 07/01/2020	1,980	2,136
Cablevision Systems
7.750%, 04/15/2018	500	555
5.875%, 09/15/2022	1,917	2,008
Caesars Entertainment Operating
9.000%, 02/15/2020 (B)	13,785	10,201
8.500%, 02/15/2020 (B)	1,260	939
Caesars Entertainment Resort Properties
8.000%, 10/01/2020	3,259	3,235
Caesars Growth Properties Holdings
9.375%, 05/01/2022 (A)	780	599
Carmike Cinemas
7.375%, 05/15/2019	750	795
CCO Holdings
7.375%, 06/01/2020	835	892
6.500%, 04/30/2021	35	37
5.250%, 03/15/2021	1,200	1,229
5.125%, 02/15/2023	2,000	2,020
CCOH Safari
5.750%, 12/01/2024	3,659	3,769
5.500%, 12/01/2022	1,279	1,308
Cedar Fair
5.375%, 06/01/2024 (A)	1,174	1,200
5.250%, 03/15/2021	2,250	2,323
Century Communities
6.875%, 05/15/2022	2,295	2,272
Cequel Communications Holdings I
6.375%, 9/15/2020 (A)	3,560	3,751
5.125%, 12/15/2021 (A)	360	360
Chester Downs & Marina
9.250%, 02/01/2020 (A)	4,490	3,412
Chinos Intermediate Holdings
7.750%, 05/01/2019 (A)	1,425	1,250
Cinemark USA
7.375%, 06/15/2021	565	606
5.125%, 12/15/2022	1,390	1,411
4.875%, 06/01/2023	500	498
Claire’s Stores
9.000%, 03/15/2019 (A)	1,590	1,443
8.875%, 03/15/2019	2,950	1,682
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	1,510	1,588
6.500%, 11/15/2022	3,245	3,402
Cleopatra Finance
6.500%, 02/15/2025 (A)	455	439
6.250%, 02/15/2022 (A)	540	528
5.625%, 02/15/2020 (A)	310	303

132	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cogeco Cable
4.875%, 05/01/2020 (A)	$1,050	$1,063
Columbus International
7.375%, 03/30/2021 (A)	3,580	3,759
Conn’s
7.250%, 07/15/2022 (A)	2,427	2,172
CSC Holdings
8.625%, 02/15/2019	2,125	2,460
6.750%, 11/15/2021	1,250	1,388
5.250%, 06/01/2024 (A)	4,559	4,650
CST Brands
5.000%, 05/01/2023	350	357
Dana Holding
6.750%, 02/15/2021	1,108	1,169
6.000%, 09/15/2023	495	527
5.500%, 12/15/2024	465	479
5.375%, 09/15/2021	200	208
DBP Holding
7.750%, 10/15/2020 (A)	936	838
DISH DBS
7.875%, 09/01/2019	350	391
6.750%, 06/01/2021	2,535	2,700
5.875%, 07/15/2022	3,975	4,040
5.875%, 11/15/2024	2,065	2,068
5.125%, 05/01/2020	465	468
5.000%, 03/15/2023	2,805	2,727
DreamWorks Animation
6.875%, 08/15/2020 (A)	745	726
Eldorado Resorts
8.625%, 06/15/2019 (A)	1,490	1,561
Empire Today
11.375%, 02/01/2017 (A)	2,000	1,600
Expo Event Transco
9.000%, 06/15/2021 (A)	550	562
Family Tree Escrow
5.750%, 03/01/2023 (A)	1,919	2,020
5.250%, 03/01/2020 (A)	654	685
FCA US
8.250%, 06/15/2021	4,395	4,875
Fontainebleau Las Vegas Holdings
10.250%, 06/15/2015 (A) (B)	3,125	12
Gannett
5.500%, 09/15/2024 (A)	115	120
4.875%, 09/15/2021 (A)	160	163
General Motors
4.875%, 10/02/2023	1,930	2,090
Gestamp Funding Luxembourg
5.625%, 05/31/2020 (A)	2,720	2,808
Gibson Brands
8.875%, 08/01/2018 (A)	1,414	1,416
Goodyear Tire & Rubber
8.750%, 08/15/2020	555	669
6.500%, 03/01/2021	2,700	2,876

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Graton Economic Development Authority
9.625%, 09/01/2019 (A)	$1,900	$2,081
Guitar Center
9.625%, 04/15/2020 (A)	2,880	2,102
6.500%, 04/15/2019 (A)	2,270	1,981
Gymboree
9.125%, 12/01/2018	785	369
Harrah’s Operating
11.250%, 06/01/2017 (B)	530	384
Hillman Group
6.375%, 07/15/2022 (A)	425	425
iHeartCommunications
14.000%, 02/01/2021	1,466	1,165
10.625%, 03/15/2023 (A)	703	707
10.000%, 01/15/2018	655	557
9.000%, 12/15/2019	529	524
9.000%, 03/01/2021	425	407
9.000%, 09/15/2022	5,705	5,448
International Automotive Components Group
9.125%, 06/01/2018 (A)	1,295	1,316
Isle of Capri Casinos
5.875%, 03/15/2021	375	385
JC Penney
8.125%, 10/01/2019	850	833
6.375%, 10/15/2036	815	591
5.650%, 06/01/2020	3,655	3,152
L Brands
6.950%, 03/01/2033	1,146	1,235
6.625%, 04/01/2021	1,065	1,220
5.625%, 02/15/2022	1,175	1,292
5.625%, 10/15/2023	585	649
Landry’s
9.375%, 05/01/2020 (A)	3,583	3,843
Liberty Media LLC
8.250%, 02/01/2030	5,215	5,710
LIN Television
5.875%, 11/15/2022 (A)	2,797	2,853
McGraw-Hill Global Education Holdings
9.750%, 04/01/2021	450	497
MDC Partners
6.750%, 04/01/2020 (A)	5,215	5,495
MGM Resorts International
6.750%, 10/01/2020	1,600	1,716
6.625%, 12/15/2021	2,900	3,098
6.000%, 03/15/2023	7,042	7,236
5.250%, 03/31/2020	2,675	2,715
Michaels FinCo Holdings PIK
7.500%, 08/01/2018 (A)	568	579
Michaels Stores
5.875%, 12/15/2020 (A)	1,480	1,521
Midas Intermediate Holdco II
7.875%, 10/01/2022 (A)	400	393

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	133

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Midcontinent Communications & Midcontinent Finance
6.250%, 08/01/2021 (A)	$400	$416
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)	175	—
0.000%, 12/31/2049 (B)	1,760	—
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021	6,477	6,866
Monitronics International
9.125%, 04/01/2020	7,870	7,703
MTR Gaming Group PIK
11.500%, 08/01/2019	1,170	1,267
Murphy Oil USA
6.000%, 08/15/2023	1,350	1,448
Neiman Marcus Group
8.750%, 10/15/2021 (A)	555	588
8.000%, 10/15/2021 (A)	455	482
Netflix
5.875%, 02/15/2025 (A)	2,390	2,453
5.500%, 02/15/2022 (A)	2,390	2,444
5.375%, 02/01/2021	1,947	1,986
New Academy Finance PIK
8.000%, 6/15/2018 (A)	819	819
Nexstar Broadcasting
6.875%, 11/15/2020	2,900	3,059
6.125%, 02/15/2022 (A)	1,420	1,455
Nine West Holdings
8.250%, 03/15/2019 (A)	4,604	3,821
Numericable Group
6.250%, 05/15/2024 (A)	1,540	1,559
6.000%, 05/15/2022 (A)	4,065	4,116
Outfront Media Capital
5.875%, 03/15/2025	800	846
5.250%, 02/15/2022	390	409
Party City Holdings
8.875%, 08/01/2020	2,325	2,505
PC Nextco Holdings
8.750%, 08/15/2019	835	850
Peninsula Gaming
8.375%, 02/15/2018 (A)	2,250	2,368
Petco Animal Supplies
9.250%, 12/01/2018 (A)	895	940
PF Chang’s China Bistro
10.250%, 06/30/2020 (A)	2,320	2,401
Pinnacle Entertainment
7.750%, 04/01/2022	595	662
7.500%, 04/15/2021	3,000	3,165
6.375%, 08/01/2021	425	450
Polymer Group
7.750%, 02/01/2019	1,162	1,206
6.875%, 06/01/2019 (A)	1,395	1,332
Quebecor Media
5.750%, 01/15/2023	1,140	1,174

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Quebecor Media (Escrow Security)
0.000%, 11/15/2013 (B) (E)	$1,725	$4
0.000%, 03/15/2016 (B)	1,915	5
Radio One
9.250%, 02/15/2020 (A)	2,946	2,813
Radio Systems
8.375%, 11/01/2019 (A)	770	830
RCN Telecom Services
8.500%, 08/15/2020 (A)	920	975
Regal Entertainment Group
5.750%, 03/15/2022	480	491
RSI Home Products
6.500%, 03/15/2023 (A)	1,805	1,832
Sally Holdings
5.750%, 06/01/2022	200	213
5.500%, 11/01/2023	195	206
Schaeffler Finance
6.750%, 11/15/2022 (A)	625	675
4.750%, 05/15/2021 (A)	265	268
4.750%, 05/15/2023 (A)	300	303
Scientific Games International
10.000%, 12/01/2022 (A)	1,915	1,791
7.000%, 01/01/2022 (A)	2,000	2,045
Seminole Tribe of Florida
6.535%, 10/01/2020 (A)	440	473
Serta Simmons Holdings
8.125%, 10/01/2020 (A)	2,075	2,184
Service International
7.500%, 04/01/2027	1,295	1,515
5.375%, 05/15/2024	285	298
ServiceMaster
8.000%, 02/15/2020	71	75
7.450%, 08/15/2027	1,900	1,924
7.250%, 03/01/2038	2,990	2,792
7.000%, 08/15/2020	406	431
Shingle Springs Tribal Gaming Authority
9.750%, 09/01/2021 (A)	3,310	3,715
Sinclair Television Group
6.125%, 10/01/2022	310	325
5.625%, 08/01/2024 (A)	2,693	2,740
5.375%, 04/01/2021	5,750	5,901
Sirius XM Radio
6.000%, 07/15/2024 (A)	105	110
5.875%, 10/01/2020 (A)	1,050	1,095
5.750%, 08/01/2021 (A)	1,135	1,183
5.375%, 04/15/2025 (A)	5,965	5,995
4.625%, 05/15/2023 (A)	2,100	2,021
4.250%, 05/15/2020 (A)	4,058	4,017
SITEL
11.000%, 08/01/2017 (A)	2,221	2,299
Six Flags Entertainment
5.250%, 01/15/2021 (A)	3,200	3,288

134	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Spanish Broadcasting System
12.500%, 04/15/2017 (A)	$1,603	$1,663
Spencer Spirit Holdings PIK
9.000%, 05/01/2018 (A)	3,590	3,639
Station Casinos
7.500%, 03/01/2021	2,043	2,176
Taylor Morrison Communities
5.625%, 03/01/2024 (A)	3,010	2,942
Tempur Sealy International
6.875%, 12/15/2020	415	443
Time
5.750%, 04/15/2022 (A)	675	660
Townsquare Media
6.500%, 04/01/2023 (A)	3,090	3,090
Toys R Us
10.375%, 8/15/2017	5,775	4,966
UCI International
8.625%, 02/15/2019	1,110	1,005
Unitymedia Hessen GmbH & KG
5.500%, 01/15/2023 (A)	4,770	4,991
5.000%, 01/15/2025 (A)	1,100	1,111
Unitymedia KabelBW GmbH
6.125%, 01/15/2025 (A)	1,345	1,422
Univision Communications
8.500%, 05/15/2021 (A)	975	1,042
5.125%, 05/15/2023 (A)	700	710
Vail Resorts
6.500%, 05/01/2019	654	677
Videotron
5.375%, 06/15/2024 (A)	310	319
5.000%, 07/15/2022	1,975	2,034
Viking Cruises
8.500%, 10/15/2022 (A)	5,010	5,574
VTR Finance BV
6.875%, 01/15/2024 (A)	2,440	2,531
Wave Holdco PIK
8.250%, 07/15/2019 (A)	381	390
WideOpenWest Finance
10.250%, 07/15/2019	1,135	1,220
William Lyon Homes
7.000%, 08/15/2022	1,800	1,856
5.750%, 04/15/2019	945	954
WMG Acquisition
6.750%, 04/15/2022 (A)	1,975	1,871
6.000%, 01/15/2021 (A)	601	613
5.625%, 04/15/2022 (A)	940	944
Wynn Las Vegas
5.500%, 03/01/2025 (A)	2,695	2,729
4.250%, 05/30/2023 (A)	479	457

		360,310

Consumer Staples — 3.7%
Albea Beauty Holdings
8.375%, 11/01/2019 (A)	740	794

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Albertsons Holdings
7.750%, 10/15/2022 (A)	$1,252	$1,340
B&G Foods
4.625%, 06/01/2021	455	454
Bumble Bee Holdco
9.000%, 12/15/2017 (A)	2,411	2,532
Bumble Bee Holdco PIK
9.625%, 03/15/2018 (A)	2,250	2,323
Central Garden and Pet
8.250%, 03/01/2018	5,185	5,305
Chiquita Brands International
7.875%, 02/01/2021	465	509
Cott Beverages
6.750%, 01/01/2020 (A)	1,470	1,521
5.375%, 07/01/2022 (A)	1,150	1,108
Darling Ingredients
5.375%, 01/15/2022	1,535	1,547
Dean Foods
6.500%, 03/15/2023 (A)	162	163
Diamond Foods
7.000%, 03/15/2019 (A)	900	927
Elizabeth Arden
7.375%, 03/15/2021	2,626	2,311
HJ Heinz
4.875%, 02/15/2025 (A)	730	791
HRG Group
7.875%, 07/15/2019	1,734	1,825
7.750%, 01/15/2022 (A)	1,582	1,574
JBS Investments GmbH
7.750%, 10/28/2020 (A)	1,710	1,808
JBS USA
5.875%, 07/15/2024 (A)	530	537
KeHE Distributors
7.625%, 08/15/2021 (A)	1,900	2,016
New Albertsons
8.700%, 05/01/2030	360	355
8.000%, 05/01/2031	7,565	7,187
7.750%, 06/15/2026	160	151
7.450%, 08/01/2029	2,105	1,926
Pantry
8.375%, 08/01/2020	1,325	1,504
Pilgrim’s Pride
5.750%, 03/15/2025 (A)	554	566
Post Holdings
7.375%, 02/15/2022	1,870	1,935
6.000%, 12/15/2022 (A)	1,409	1,360
Rite Aid
7.700%, 02/15/2027	2,550	2,945
6.125%, 04/01/2023 (A)	6,572	6,736
Spectrum Brands
6.750%, 03/15/2020	1,015	1,071
6.625%, 11/15/2022	1,125	1,204
6.375%, 11/15/2020	250	265
6.125%, 12/15/2024 (A)	1,786	1,907

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	135

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sun Products
7.750%, 03/15/2021 (A)	$730	$639
SUPERVALU
7.750%, 11/15/2022	1,790	1,906
6.750%, 06/01/2021	3,650	3,760
Vector Group
7.750%, 02/15/2021	2,595	2,760

		67,562

Energy — 10.2%
Alpha Natural Resources
6.250%, 06/01/2021	600	151
6.000%, 06/01/2019	1,825	511
American Energy-Permian Basin
7.375%, 11/01/2021 (A)	1,060	795
7.125%, 11/01/2020 (A)	1,335	1,018
6.732%, 08/01/2019 (A) (F)	5,755	4,374
American Greetings
7.375%, 12/01/2021	555	592
Antero Resources
6.000%, 12/01/2020	480	480
5.125%, 12/01/2022	125	120
Arch Coal
8.000%, 01/15/2019 (A)	200	96
7.250%, 06/15/2021	880	202
7.000%, 06/15/2019	450	106
Atlas Energy Holdings Operating
9.250%, 08/15/2021	2,050	1,415
7.750%, 01/15/2021	1,250	850
Atlas Pipeline Partners
6.625%, 10/01/2020	1,724	1,776
Atwood Oceanics
6.500%, 02/01/2020	1,105	1,061
Baytex Energy
5.625%, 06/01/2024 (A)	1,440	1,318
5.125%, 06/01/2021 (A)	35	32
Berry Petroleum
6.750%, 11/01/2020	1,060	861
6.375%, 09/15/2022	2,548	1,981
Bill Barrett
7.625%, 10/01/2019	2,078	1,953
Blue Racer Midstream
6.125%, 11/15/2022 (A)	4,055	4,167
BreitBurn Energy Partners
8.625%, 10/15/2020	1,145	847
7.875%, 04/15/2022	600	432
California Resources
6.000%, 11/15/2024 (A)	1,770	1,553
5.500%, 09/15/2021 (A)	1,130	1,003
Calumet Specialty Products Partners
7.625%, 01/15/2022	1,715	1,732

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Carrizo Oil & Gas
7.500%, 09/15/2020	$375	$385
Chaparral Energy
8.250%, 09/01/2021	515	355
7.625%, 11/15/2022	785	526
CHC Helicopter
9.375%, 06/01/2021	1,549	929
9.250%, 10/15/2020	225	190
Chesapeake Energy
6.875%, 11/15/2020	65	68
6.625%, 08/15/2020	1,290	1,332
6.125%, 02/15/2021	260	263
5.750%, 03/15/2023	830	809
4.875%, 04/15/2022	2,140	2,006
Citgo Holding
10.750%, 02/15/2020 (A)	1,965	2,024
Comstock Resources
10.000%, 03/15/2020 (A)	1,080	1,045
Crestwood Midstream Partners
6.250%, 04/01/2023 (A)	365	369
6.000%, 12/15/2020	1,700	1,709
CSI Compressco
7.250%, 08/15/2022 (A)	1,075	935
Denbury Resources
5.500%, 05/01/2022	815	731
4.625%, 07/15/2023	515	442
Endeavor Energy Resources
7.000%, 08/15/2021 (A)	3,600	3,474
Energy Transfer Equity
5.875%, 01/15/2024	5,129	5,411
EP Energy
9.375%, 05/01/2020	1,695	1,776
7.750%, 09/01/2022	720	734
EV Energy Partners
8.000%, 04/15/2019	860	783
EXCO Resources
8.500%, 04/15/2022	915	509
Exterran Partners
6.000%, 04/01/2021	475	437
Genesis Energy
5.750%, 02/15/2021	370	357
Gibson Energy
6.750%, 07/15/2021 (A)	3,750	3,825
Global Partners
6.250%, 07/15/2022 (A)	3,275	3,226
Halcon Resources
9.750%, 07/15/2020	1,640	1,156
9.250%, 02/15/2022	310	214
8.875%, 05/15/2021	3,457	2,403
Hiland Partners
7.250%, 10/01/2020 (A)	2,634	2,838
5.500%, 05/15/2022 (A)	490	502
IronGate Energy Services
11.000%, 07/01/2018 (A)	400	264

136	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Jupiter Resources
8.500%, 10/01/2022 (A)	$1,195	$980
Kinder Morgan
5.000%, 02/15/2021 (A)	891	952
Laredo Petroleum
7.375%, 05/01/2022	1,565	1,614
5.625%, 01/15/2022	980	951
Legacy Reserves
8.000%, 12/01/2020	2,040	1,673
6.625%, 12/01/2021	1,555	1,228
Linn Energy
8.625%, 04/15/2020	85	72
7.750%, 02/01/2021	1,735	1,379
6.500%, 09/15/2021	1,805	1,427
6.250%, 11/01/2019	3,940	3,113
MarkWest Energy Partners
6.500%, 08/15/2021	310	325
5.500%, 02/15/2023	280	288
4.875%, 12/01/2024	3,450	3,527
MEG Energy
7.000%, 03/31/2024 (A)	1,100	1,037
6.500%, 03/15/2021 (A)	1,016	940
6.375%, 01/30/2023 (A)	840	773
Memorial Production Partners
7.625%, 05/01/2021	5,503	5,008
6.875%, 08/01/2022 (A)	5,433	4,808
Midstates Petroleum
10.750%, 10/01/2020	2,648	1,430
9.250%, 06/01/2021	615	298
Milagro Oil & Gas
10.500%, 05/15/2016 (B)	1,700	986
Newfield Exploration
5.375%, 01/01/2026	1,340	1,354
NGL Energy Partners
6.875%, 10/15/2021	1,600	1,672
Northern Oil & Gas
8.000%, 06/01/2020	1,095	972
NuStar Logistics
6.750%, 02/01/2021	1,000	1,057
Oasis Petroleum
6.875%, 03/15/2022	2,160	2,106
Ocean Rig UDW
7.250%, 04/01/2019 (A)	596	346
Pacific Drilling
5.375%, 06/01/2020 (A)	2,635	2,108
Parker Drilling
6.750%, 07/15/2022	850	674
0.000%, 08/01/2020 (B)	450	4
PDC Energy
7.750%, 10/15/2022	720	756
Peabody Energy
10.000%, 03/15/2022 (A)	809	720
6.500%, 09/15/2020	130	81
6.250%, 11/15/2021	1,525	938

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Penn Virginia Resource Partners
8.375%, 06/01/2020	$1,938	$2,112
6.500%, 05/15/2021	2,100	2,210
Petrobras Global Finance
6.750%, 01/27/2041	1,475	1,306
Pioneer Energy Services
6.125%, 03/15/2022	1,295	984
Regency Energy Partners
8.375%, 06/01/2019 (A)	3,850	4,033
5.875%, 03/01/2022	3,080	3,342
5.750%, 09/01/2020	35	38
5.500%, 04/15/2023	510	527
5.000%, 10/01/2022	325	338
RKI Exploration & Production
8.500%, 08/01/2021 (A)	520	494
Rockies Express Pipeline
6.000%, 01/15/2019 (A)	180	191
5.625%, 04/15/2020 (A)	5,350	5,591
Rose Rock Midstream
5.625%, 07/15/2022	4,606	4,537
Rosetta Resources
5.875%, 06/01/2022	1,050	990
RSP Permian
6.625%, 10/01/2022 (A)	130	131
Sabine Pass Liquefaction
6.250%, 03/15/2022	2,825	2,920
5.750%, 05/15/2024	2,655	2,668
5.625%, 02/01/2021	3,095	3,115
5.625%, 04/15/2023	6,900	6,883
5.625%, 03/01/2025 (A)	5,818	5,753
Sanchez Energy
7.750%, 06/15/2021	85	82
6.125%, 01/15/2023	430	386
SandRidge Energy
8.750%, 01/15/2020	212	138
8.125%, 10/15/2022	981	602
7.500%, 03/15/2021	385	239
7.500%, 02/15/2023	6,250	3,812
Seventy Seven Energy
6.500%, 07/15/2022	775	353
SM Energy
6.125%, 11/15/2022 (A)	500	497
Targa Resources Partners
5.250%, 05/01/2023	730	734
4.125%, 11/15/2019 (A)	165	164
Tesoro Logistics
6.250%, 10/15/2022 (A)	255	264
6.125%, 10/15/2021	250	257
5.875%, 10/01/2020	818	838
5.500%, 10/15/2019 (A)	220	227
Trinidad Drilling
7.875%, 01/15/2019 (A)	750	697

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	137

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ultra Petroleum
6.125%, 10/01/2024 (A)	$415	$356
5.750%, 12/15/2018 (A)	1,400	1,263
Unit
6.625%, 05/15/2021	2,000	1,880
Vanguard Natural Resources
7.875%, 04/01/2020	420	384
Western Refining Logistics
7.500%, 02/15/2023 (A)	1,135	1,158
Whiting Canadian Holding ULC
8.125%, 12/01/2019	790	828
Whiting Petroleum
6.250%, 04/01/2023 (A)	425	423
5.750%, 03/15/2021	1,294	1,284
Williams Partners
6.125%, 07/15/2022	620	657
WPX Energy
5.250%, 09/15/2024	225	198
YPF
8.750%, 04/04/2024 (A)	1,335	1,365

		184,299

Financials — 7.2%
AAF Holdings PIK
12.000%, 07/01/2019 (A)	984	925
Ally Financial
8.000%, 03/15/2020	1,204	1,436
8.000%, 11/01/2031	1,230	1,538
6.250%, 12/01/2017	890	948
5.125%, 09/30/2024	3,323	3,427
4.625%, 03/30/2025	2,445	2,408
4.125%, 03/30/2020	1,050	1,043
3.500%, 01/27/2019	1,845	1,822
American Equity Investment Life Holding
6.625%, 07/15/2021	1,900	2,038
American International Group
8.175%, 05/15/2058 (F)	1,000	1,418
ARC Properties Operating Partnership‡
3.000%, 02/06/2019	3,705	3,603
Argos Merger Sub
7.125%, 03/15/2023 (A)	2,358	2,443
A-S - Issuer Subsidiary
7.875%, 12/15/2020 (A)	3,533	3,639
Bank of America
8.000%, 12/29/2049 (F)	1,365	1,459
6.500%, 12/31/2049 (F)	1,300	1,375
5.125%, 12/31/2049 (F)	1,917	1,898
Barclays Bank
7.625%, 11/21/2022	1,310	1,534
CIT Group
6.625%, 04/01/2018 (A)	250	268
5.500%, 02/15/2019 (A)	3,115	3,240

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.250%, 03/15/2018	$140	$145
3.875%, 02/19/2019	1,070	1,059
Citigroup
5.950%, 12/29/2049 (F)	1,950	1,974
City National Bank
9.000%, 08/12/2019	3,384	4,148
Consolidated Energy Finance
6.750%, 10/15/2019 (A)	1,348	1,358
Corrections Corp of America‡
4.625%, 05/01/2023	885	885
4.125%, 04/01/2020	945	951
Credit Acceptance
7.375%, 03/15/2023	3,165	3,122
Credit Suisse Group
7.500%, 12/11/2048	2,775	2,980
CTR Partnership‡
5.875%, 06/01/2021	1,970	2,009
CyrusOne
6.375%, 11/15/2022	500	531
Denali Borrower
5.625%, 10/15/2020 (A)	805	851
E*TRADE Financial
5.375%, 11/15/2022	1,250	1,319
Genworth Holdings
7.625%, 09/24/2021	3,335	3,468
6.500%, 06/15/2034	230	205
GEO Group‡
5.875%, 01/15/2022	1,050	1,108
5.875%, 10/15/2024	550	572
5.125%, 04/01/2023	740	755
GLP Capital
4.875%, 11/01/2020	643	659
Harland Clarke Holdings
9.250%, 03/01/2021 (A)	8,093	7,850
HSBC Holdings
6.375%, 12/29/2049 (F)	1,405	1,435
Hub Holdings PIK
8.125%, 07/15/2019 (A)	650	645
HUB International
7.875%, 10/01/2021 (A)	4,705	4,823
Infinity Acquisition
7.250%, 08/01/2022 (A)	1,105	1,033
Iron Mountain‡
6.000%, 08/15/2023	540	568
5.750%, 08/15/2024	244	247
Jefferies Finance
6.875%, 04/15/2022 (A)	2,645	2,460
JPMorgan Chase
7.900%, 04/29/2049 (F)	1,967	2,117
6.750%, 08/29/2049 (F)	1,570	1,703
Kennedy-Wilson
5.875%, 04/01/2024	2,920	2,927
LBG Capital No.1 MTN
8.000%, 06/15/2020 (F)	2,000	2,175

138	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lloyds Banking Group
7.500%, 12/01/2099 (F)	$6,690	$7,108
Mattamy Group
6.500%, 11/15/2020 (A)	1,810	1,742
MSCI
5.250%, 11/15/2024 (A)	1,010	1,044
National Life Insurance
10.500%, 09/15/2039 (A)	990	1,605
Nationstar Mortgage
6.500%, 08/01/2018	1,350	1,357
6.500%, 07/01/2021	1,525	1,479
NSG Holdings
7.750%, 12/15/2025 (A)	1,919	2,068
Opal Acquisition
8.875%, 12/15/2021 (A)	5,400	5,495
Popular
7.000%, 07/01/2019	3,177	3,193
Realogy
7.625%, 01/15/2020 (A)	330	355
Realogy Group
5.250%, 12/01/2021 (A)	185	188
RHP Hotel Properties‡
5.000%, 04/15/2021	2,508	2,564
Royal Bank of Scotland Group PLC
5.125%, 05/28/2024	780	818
Standard Chartered PLC
6.500%, 12/29/2049	200	201
TransUnion PIK
9.625%, 06/15/2018	625	631
USI
7.750%, 1/15/2021 (A)	3,630	3,721
Walter Investment Management
7.875%, 12/15/2021	1,342	1,201
Wells Fargo
7.980%, 03/15/2018 (F)	950	1,040
Wilton Re Finance LLC
5.875%, 03/30/2033 (A) (F)	1,900	2,053
XLIT
6.500%, 12/31/2049 (F)	1,270	1,124

		131,531

Health Care — 7.1%
21st Century Oncology
9.875%, 04/15/2017	335	335
8.875%, 01/15/2017	780	796
Acadia Healthcare
12.875%, 11/01/2018	1,250	1,400
5.625%, 02/15/2023 (A)	1,395	1,419
5.125%, 07/01/2022	1,600	1,602
Alere
6.500%, 06/15/2020	215	222
Amsurg
5.625%, 11/30/2020	700	714
5.625%, 07/15/2022	500	511

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Aurora Diagnostics Holdings
10.750%, 01/15/2018	$4,385	$3,870
Biomet
6.500%, 08/01/2020	3,905	4,139
CHS
8.000%, 11/15/2019	1,075	1,142
7.125%, 07/15/2020	2,650	2,809
6.875%, 02/01/2022	4,140	4,425
DaVita HealthCare Partners
5.125%, 07/15/2024	3,315	3,381
DJO Finance
9.875%, 04/15/2018	190	198
8.750%, 03/15/2018	585	613
7.750%, 04/15/2018	1,225	1,243
Endo Finance
6.000%, 02/01/2025 (A)	1,825	1,880
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (A)	1,375	1,493
4.750%, 10/15/2024 (A)	800	838
4.125%, 10/15/2020 (A)	2,250	2,288
Gates Global
6.000%, 07/15/2022 (A)	1,235	1,165
Grifols Worldwide Operations
5.250%, 04/01/2022 (A)	3,889	3,952
HCA
7.500%, 02/15/2022	5,805	6,770
6.500%, 02/15/2020	910	1,025
5.375%, 02/01/2025	1,776	1,863
5.250%, 04/15/2025	570	616
5.000%, 03/15/2024	863	915
HCA Holdings
7.750%, 05/15/2021	2,871	3,055
HealthSouth
5.750%, 11/01/2024	931	968
5.125%, 03/15/2023	463	471
Hologic
6.250%, 08/01/2020	3,070	3,185
IASIS Healthcare
8.375%, 05/15/2019	900	936
Immucor
11.125%, 08/15/2019	4,400	4,724
IMS Health
6.000%, 11/01/2020 (A)	785	817
inVentiv Health
11.000%, 08/15/2018 (A)	388	370
9.000%, 01/15/2018 (A)	750	787
inVentiv Health PIK
10.000%, 08/15/2018 (A)	569	578
Kindred Healthcare
8.750%, 01/15/2023 (A)	1,315	1,440
8.000%, 01/15/2020 (A)	2,307	2,476
6.375%, 04/15/2022	4,200	4,237
Kinetic Concepts
12.500%, 11/01/2019	660	721
10.500%, 11/01/2018	1,500	1,624

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	139

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lantheus Medical Imaging
9.750%, 05/15/2017	$1,500	$1,470
LifePoint Hospitals
5.500%, 12/01/2021	2,940	3,080
Mallinckrodt International Finance
5.750%, 08/01/2022 (A)	1,750	1,807
4.750%, 04/15/2023	790	752
Omnicare
5.000%, 12/01/2024	1,765	1,844
4.750%, 12/01/2022	142	147
Par Pharmaceutical
7.375%, 10/15/2020	2,605	2,748
Salix Pharmaceuticals
6.500%, 01/15/2021 (A)	699	775
Surgical Care Affiliates
6.000%, 04/01/2023 (A)	667	674
Tenet Healthcare
8.125%, 04/01/2022	2,505	2,762
8.000%, 08/01/2020	960	1,008
6.750%, 02/01/2020	2,426	2,559
6.000%, 10/01/2020	990	1,049
5.500%, 03/01/2019 (A)	1,323	1,333
5.000%, 03/01/2019 (A)	955	948
4.750%, 06/01/2020	760	770
4.500%, 04/01/2021	240	235
Trinseo Materials Operating SCA
8.750%, 02/01/2019	869	917
Truven Health Analytics
10.625%, 06/01/2020	1,591	1,670
United Surgical Partners International
9.000%, 04/01/2020	1,230	1,321
Valeant Pharmaceuticals International
7.250%, 07/15/2022 (A)	1,033	1,092
7.000%, 10/01/2020 (A)	2,805	2,928
6.750%, 08/15/2021 (A)	905	946
5.500%, 03/01/2023 (A)	3,323	3,348
Valeant Pharmaceuticals International Escrow
7.500%, 07/15/2021 (A)	3,095	3,347
VRX Escrow
6.125%, 04/15/2025 (A)	4,636	4,798
5.875%, 05/15/2023 (A)	4,826	4,947
5.375%, 03/15/2020 (A)	1,821	1,837

		129,125

Industrials — 8.3%
ACCO Brands
6.750%, 04/30/2020	1,160	1,215
Accudyne Industries Borrower
7.750%, 12/15/2020 (A)	1,025	915

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Actuant
5.625%, 06/15/2022	$3,000	$3,109
ADT
6.250%, 10/15/2021	1,635	1,741
3.500%, 07/15/2022	915	833
AECOM
5.875%, 10/15/2024 (A)	805	845
5.750%, 10/15/2022 (A)	660	683
AerCap Ireland Capital
4.500%, 05/15/2021 (A)	2,637	2,726
3.750%, 05/15/2019 (A)	145	146
Air Medical Group Holdings
9.250%, 11/01/2018	2,666	2,803
Aircastle
7.625%, 04/15/2020	1,360	1,564
Algeco Scotsman Global Finance
10.750%, 10/15/2019 (A)	1,420	1,164
8.500%, 10/15/2018 (A)	1,670	1,655
Allegiant Travel
5.500%, 07/15/2019	190	195
Allegion US Holding
5.750%, 10/01/2021	1,031	1,077
Allison Transmission
7.125%, 05/15/2019 (A)	1,905	1,985
Alphabet Holding PIK
7.750%, 11/01/2017	3,520	3,450
American Builders & Contractors Supply
5.625%, 04/15/2021 (A)	1,340	1,357
American Tire Distributors
10.250%, 03/01/2022 (A)	585	608
Amsted Industries
5.000%, 03/15/2022 (A)	950	956
APX Group
8.750%, 12/01/2020	6,680	6,162
6.375%, 12/01/2019	2,322	2,310
Avis Budget Car Rental
5.500%, 04/01/2023	960	988
5.250%, 03/15/2025 (A)	1,470	1,463
5.125%, 06/01/2022 (A)	60	61
BlueLine Rental Finance
7.000%, 02/01/2019 (A)	360	371
Boart Longyear Management Properties
10.000%, 10/01/2018 (A)	2,000	2,035
7.000%, 04/01/2021 (A)	4,090	2,653
Bombardier
7.500%, 03/15/2025 (A)	1,195	1,179
6.000%, 10/15/2022 (A)	3,200	3,004
5.750%, 03/15/2022 (A)	825	778
Briggs & Stratton
6.875%, 12/15/2020	1,500	1,643
Builders FirstSource
7.625%, 06/01/2021 (A)	1,218	1,227

140	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Building Materials Corp of America
6.750%, 05/01/2021 (A)	$620	$659
CDW
5.500%, 12/01/2024	615	644
5.000%, 09/01/2023	2,450	2,487
Cenveo
11.500%, 05/15/2017	2,040	2,040
6.000%, 08/01/2019 (A)	3,945	3,698
Ceridian HCM Holding
11.000%, 03/15/2021 (A)	1,300	1,346
CEVA Group PLC
7.000%, 03/01/2021 (A)	1,235	1,198
Clean Harbors
5.250%, 08/01/2020	4,095	4,187
CNH Industrial Capital
3.625%, 04/15/2018	815	817
Covanta Holding
5.875%, 03/01/2024	1,560	1,615
CPG Merger
8.000%, 10/01/2021 (A)	955	967
DigitalGlobe
5.250%, 02/01/2021 (A)	4,375	4,375
EnPro Industries
5.875%, 09/15/2022 (A)	222	231
Esterline Technologies
7.000%, 08/01/2020	300	313
FGI Operating
7.875%, 05/01/2020	930	793
Gardner Denver
6.875%, 08/15/2021 (A)	1,537	1,383
GenCorp
7.125%, 03/15/2021	1,160	1,241
General Cable
5.750%, 10/01/2022	865	804
Global A&T Electronics
10.000%, 02/01/2019 (A)	400	391
Great Lakes Dredge & Dock
7.375%, 02/01/2019	1,087	1,114
H&E Equipment Services
7.000%, 09/01/2022	505	520
Hardwoods Acquisition
7.500%, 08/01/2021 (A)	605	578
HD Supply
11.500%, 07/15/2020	2,000	2,312
7.500%, 07/15/2020	1,567	1,677
5.250%, 12/15/2021 (A)	822	847
Hertz
7.375%, 01/15/2021	320	336
6.250%, 10/15/2022	1,170	1,208
5.875%, 10/15/2020	670	688
Icahn Enterprises
5.875%, 02/01/2022	1,615	1,663
4.875%, 03/15/2019	1,632	1,663

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Interline Brands PIK
10.000%, 11/15/2018	$219	$230
International Lease Finance
6.250%, 05/15/2019	840	918
5.875%, 04/01/2019	1,960	2,127
4.625%, 04/15/2021	35	36
Jack Cooper Holdings
9.250%, 06/01/2020 (A)	740	764
James Hardie International Finance
5.875%, 02/15/2023 (A)	1,365	1,406
JCH Parent PIK
10.500%, 03/15/2019 (A)	378	340
KLX
5.875%, 12/01/2022 (A)	1,820	1,815
Kratos Defense & Security Solutions
7.000%, 05/15/2019	820	715
Manitowoc
8.500%, 11/01/2020	910	974
Marquette Transportation
10.875%, 01/15/2017	1,292	1,332
Masonite International
5.625%, 03/15/2023 (A)	475	487
Meritor
6.750%, 06/15/2021	1,015	1,051
6.250%, 02/15/2024	340	343
Milacron
7.750%, 02/15/2021 (A)	1,375	1,423
Navios South American Logistics
7.250%, 05/01/2022 (A)	1,405	1,363
NCI Building Systems
8.250%, 01/15/2023 (A)	615	650
Nielsen Finance
5.000%, 04/15/2022 (A)	5,508	5,542
4.500%, 10/01/2020	1,290	1,313
Nielsen Luxembourg
5.500%, 10/01/2021 (A)	475	490
Nortek
8.500%, 04/15/2021	1,700	1,819
Orbital ATK
5.250%, 10/01/2021 (A)	475	482
Oshkosh
5.375%, 03/01/2022	75	78
5.375%, 03/01/2025 (A)	170	175
RSC Equipment Rental
8.250%, 02/01/2021	1,735	1,874
Sensata Technologies
5.625%, 11/01/2024 (A)	395	421
5.000%, 10/01/2025 (A)	1,669	1,692
4.875%, 10/15/2023 (A)	1,600	1,644
Syncreon Group BV
8.625%, 11/01/2021 (A)	1,700	1,453

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	141

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tempel Steel
12.000%, 08/15/2016 (A)	$860	$729
Terex
6.500%, 04/01/2020	115	120
6.000%, 05/15/2021	3,450	3,536
TransDigm
6.500%, 07/15/2024	3,420	3,437
6.000%, 07/15/2022	1,400	1,400
Triumph Group
4.875%, 04/01/2021	860	841
Unifrax I
7.500%, 02/15/2019 (A)	600	603
United Air Lines, Ser 95A1
9.020%, 04/19/2012 (B)	235	—
3.000%, 10/19/2018	369	1
United Airlines Pass-Through Trust, Ser 2013-1, Cl B
5.375%, 08/15/2021	1,434	1,495
United Rentals North America
7.625%, 04/15/2022	325	356
7.375%, 05/15/2020	525	567
5.750%, 11/15/2024	1,315	1,358
5.500%, 07/15/2025	1,245	1,268
USG
5.500%, 03/01/2025 (A)	2,005	2,045
Watco
6.375%, 04/01/2023 (A)	2,260	2,260
West
5.375%, 07/15/2022 (A)	1,600	1,564
Wise Metals Group
8.750%, 12/15/2018 (A)	625	667
Wise Metals Intermediate Holdings
9.750%, 06/15/2019 (A)	420	454

		150,354

Information Technology — 6.8%
ACI Worldwide
6.375%, 08/15/2020 (A)	525	549
Activision Blizzard
5.625%, 09/15/2021 (A)	6,200	6,603
Advanced Micro Devices
7.500%, 08/15/2022	2,115	2,025
7.000%, 07/01/2024	1,900	1,639
Alcatel-Lucent USA
8.875%, 01/01/2020 (A)	1,550	1,690
6.750%, 11/15/2020 (A)	155	165
Amkor Technology
6.625%, 06/01/2021	401	417
6.375%, 10/01/2022	1,985	2,045
Aspect Software
10.625%, 05/15/2017	785	683
Audatex North America
6.125%, 11/01/2023 (A)	4,510	4,769
6.000%, 06/15/2021 (A)	1,480	1,565

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Avaya
10.500%, 03/01/2021 (A)	$1,631	$1,386
9.000%, 04/01/2019 (A)	2,220	2,276
7.000%, 04/01/2019 (A)	1,140	1,131
Bankrate
6.125%, 08/15/2018 (A)	1,996	1,971
Belden
5.500%, 09/01/2022 (A)	845	866
Blackboard
7.750%, 11/15/2019 (A)	800	768
BMC Software Finance
8.125%, 07/15/2021 (A)	6,645	6,080
Cimpress
7.000%, 04/01/2022 (A)	237	240
CommScope
5.500%, 06/15/2024 (A)	3,575	3,575
CommScope PIK
6.625%, 06/01/2020 (A)	1,810	1,855
Eagle Midco
9.000%, 06/15/2018 (A)	2,985	3,041
EarthLink Holdings
7.375%, 06/01/2020	1,950	1,999
Entegris
6.000%, 04/01/2022 (A)	795	829
Epicor Software
8.625%, 05/01/2019	1,030	1,076
Equinix
5.750%, 01/01/2025	1,988	2,072
5.375%, 01/01/2022	859	896
4.875%, 04/01/2020	2,175	2,246
First Data
12.625%, 01/15/2021	1,104	1,308
11.750%, 08/15/2021	1,917	2,216
11.250%, 01/15/2021	758	862
8.875%, 08/15/2020 (A)	1,470	1,566
8.250%, 01/15/2021 (A)	410	439
7.375%, 06/15/2019 (A)	3,000	3,135
6.750%, 11/01/2020 (A)	1,411	1,503
First Data PIK
8.750%, 01/15/2022 (A)	6,510	7,006
Hughes Satellite Systems
7.625%, 06/15/2021	3,255	3,580
Infor Software Parent
7.125%, 05/01/2021 (A)	2,820	2,793
Infor US
9.375%, 4/1/2019	3,760	4,032
6.500%, 05/15/2022 (A)	2,826	2,897
Magnachip Semiconductor
6.625%, 07/15/2021	915	641
Micron Technology
5.875%, 02/15/2022	2,260	2,385
5.500%, 02/01/2025 (A)	3,480	3,506
5.250%, 08/01/2023 (A)	255	259
NCR
6.375%, 12/15/2023	900	959

142	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.875%, 12/15/2021	$900	$938
5.000%, 07/15/2022	1,675	1,692
NeuStar
4.500%, 01/15/2023	1,985	1,697
NXP Funding
5.750%, 02/15/2021 (A)	3,230	3,416
5.750%, 03/15/2023 (A)	435	462
Open Text
5.625%, 01/15/2023 (A)	675	700
Project Homestake Merger
8.875%, 03/01/2023 (A)	755	757
Sabre
8.500%, 05/15/2019 (A)	1,131	1,208
SPCM
6.000%, 01/15/2022 (A)	1,311	1,357
STATS ChipPAC
4.500%, 03/20/2018 (A)	2,206	2,195
Sungard Availability Services Capital
8.750%, 04/01/2022 (A)	940	590
SunGard Data Systems
7.625%, 11/15/2020	360	381
6.625%, 11/01/2019	515	530
VeriSign
4.625%, 05/01/2023	900	898
Viasystems
7.875%, 05/01/2019 (A)	555	584
WEX
4.750%, 02/01/2023 (A)	2,825	2,804
Zayo Group
8.125%, 01/01/2020	1,232	1,303
6.000%, 04/01/2023 (A)	6,252	6,283
Zebra Technologies
7.250%, 10/15/2022 (A)	1,085	1,169

		122,508

Materials — 5.5%
AK Steel
7.625%, 05/15/2020	1,065	916
7.625%, 10/01/2021	350	284
ArcelorMittal
6.250%, 03/01/2021	375	398
Ardagh Finance Holdings
8.625%, 06/15/2019 (A)	1,354	1,411
Ardagh Packaging Finance
9.125%, 10/15/2020 (A)	2,260	2,418
7.000%, 11/15/2020 (A)	77	77
6.000%, 06/30/2021 (A)	1,576	1,548
3.271%, 12/15/2019 (A) (F)	695	678
Ashland
4.750%, 08/15/2022	1,435	1,457
Axalta Coating Systems US Holdings
7.375%, 05/01/2021 (A)	365	392
Ball
5.000%, 03/15/2022	1,150	1,202

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BWAY Holding
9.125%, 08/15/2021 (A)	$1,960	$2,038
Cemex
7.250%, 01/15/2021 (A)	660	705
Cliffs Natural Resources
5.950%, 01/15/2018	450	349
Consolidated Container
10.125%, 07/15/2020 (A)	1,285	1,118
Constellium
5.750%, 05/15/2024 (A)	250	236
Cornerstone Chemical
9.375%, 03/15/2018 (A)	6,638	6,870
Evolution Escrow Issuer
7.500%, 03/15/2022 (A)	860	869
First Quantum Minerals
7.250%, 05/15/2022 (A)	760	701
7.000%, 02/15/2021 (A)	736	679
FMG Resources
8.250%, 11/01/2019 (A)	1,507	1,296
6.875%, 04/01/2022 (A)	546	403
Graphic Packaging International
4.750%, 04/15/2021	1,154	1,200
Hecla Mining
6.875%, 05/01/2021	1,750	1,549
Hexion US Finance
8.875%, 02/01/2018	635	560
6.625%, 04/15/2020	4,900	4,483
Huntsman International
8.625%, 03/15/2021	135	144
4.875%, 11/15/2020	925	925
IAMGOLD
6.750%, 10/01/2020 (A)	6,220	5,147
Ineos Finance
8.375%, 02/15/2019 (A)	1,180	1,255
7.500%, 05/01/2020 (A)	1,005	1,060
INEOS Group Holdings
6.125%, 08/15/2018 (A)	595	598
5.875%, 02/15/2019 (A)	985	974
Kaiser Aluminum
8.250%, 06/01/2020	1,650	1,798
KGHM International
7.750%, 06/15/2019 (A)	1,190	1,226
Kissner Milling
7.250%, 06/01/2019 (A)	590	609
LSB Industries
7.750%, 08/01/2019	1,620	1,689
Lundin Mining
7.875%, 11/01/2022 (A)	1,205	1,256
Mirabela Nickel
9.500%, 06/24/2019 (A) (D)	1,280	1,280
8.750%, 04/15/2018 (A) (B)	2,420	363
Momentive Performance (Escrow)
8.875%, 10/15/2020 (B)	75	—

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	143

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Momentive Performance Materials
3.880%, 10/24/2021	$75	$66
New Gold
7.000%, 04/15/2020 (A)	600	617
6.250%, 11/15/2022 (A)	937	928
Nexeo Solutions
8.375%, 03/01/2018	750	669
Noranda Aluminum Acquisition
11.000%, 06/01/2019	355	344
NOVA Chemicals
5.000%, 05/01/2025 (A)	1,985	2,074
Plastipak Holdings
6.500%, 10/01/2021 (A)	1,335	1,358
Platform Specialty Products
6.500%, 02/01/2022	3,910	4,086
Rain CII Carbon
8.250%, 01/15/2021 (A)	5,275	4,919
8.000%, 12/01/2018 (A)	270	257
Rayonier AM Products
5.500%, 06/01/2024 (A)	1,205	1,033
Reichhold Industries
15.000%, 03/13/2017	420	395
0.619%, 10/06/2034 (G)	705	670
0.310%, 10/06/2034 (G)	290	276
Reichhold Industries PIK
9.000%, 05/08/2017 (A) (B)	1,458	583
Rentech Nitrogen Partners
6.500%, 04/15/2021 (A)	340	330
Reynolds Group
9.875%, 08/15/2019	1,160	1,241
9.000%, 04/15/2019	1,086	1,138
8.250%, 02/15/2021	3,389	3,626
6.875%, 02/15/2021	2,280	2,400
5.750%, 10/15/2020	4,045	4,182
Ryerson
11.250%, 10/15/2018	330	335
9.000%, 10/15/2017	935	944
Sappi Papier Holdings
7.750%, 07/15/2017 (A)	300	326
Scotts Miracle-Gro
6.625%, 12/15/2020	290	306
Sealed Air
4.875%, 12/01/2022 (A)	332	339
Signode Industrial Group
6.375%, 05/01/2022 (A)	5,275	5,242
Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (A)	1,400	1,467
Steel Dynamics
5.500%, 10/01/2024 (A)	755	765
TPC Group
8.750%, 12/15/2020 (A)	2,985	2,731
Tupy Overseas
6.625%, 07/17/2024 (A)	365	350

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Walter Energy
9.875%, 12/15/2020	$3,745	$225
8.500%, 04/15/2021	1,455	87
WR Grace & Conn
5.625%, 10/01/2024 (A)	570	608
5.125%, 10/01/2021 (A)	1,712	1,776

		98,854

Telecommunication Services — 7.4%
Altice
7.750%, 05/15/2022 (A)	7,005	7,123
7.625%, 02/15/2025 (A)	915	919
Altice Financing
6.625%, 02/15/2023 (A)	4,615	4,753
6.500%, 01/15/2022 (A)	930	954
CenturyLink
6.750%, 12/01/2023	3,195	3,519
5.800%, 03/15/2022	1,360	1,416
5.625%, 04/01/2020	1,460	1,533
5.625%, 04/01/2025 (A)	120	120
Cincinnati Bell
8.750%, 03/15/2018	1,519	1,557
Cogent Communications Finance
5.625%, 04/15/2021 (A)	2,100	2,058
Cogent Communications Group
5.375%, 03/01/2022 (A)	1,927	1,922
Digicel Group
8.250%, 09/30/2020 (A)	5,055	5,063
7.125%, 04/01/2022 (A)	725	663
6.750%, 03/01/2023 (A)	1,440	1,395
Frontier Communications
7.625%, 04/15/2024	1,005	1,046
7.125%, 01/15/2023	950	971
6.875%, 01/15/2025	315	312
6.250%, 09/15/2021	160	160
GCI
6.750%, 06/01/2021	650	658
Gray Television
7.500%, 10/01/2020	1,865	1,963
Intelsat Jackson Holdings
7.500%, 04/01/2021	1,180	1,214
7.250%, 10/15/2020	2,810	2,894
6.625%, 12/15/2022	380	367
5.500%, 08/01/2023	3,517	3,319
Intelsat Luxembourg
8.125%, 06/01/2023	3,580	3,294
7.750%, 06/01/2021	3,570	3,293
Level 3 Communications
5.750%, 12/01/2022	1,650	1,694
Level 3 Financing
8.625%, 07/15/2020	710	769
8.125%, 07/01/2019	300	315
7.000%, 06/01/2020	970	1,047
6.125%, 01/15/2021	500	524

144	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.625%, 02/01/2023 (A)	$345	$355
5.375%, 08/15/2022	995	1,024
Lynx I
5.375%, 04/15/2021 (A)	3,485	3,655
Lynx II
6.375%, 04/15/2023 (A)	1,445	1,539
NII Capital
7.625%, 04/01/2021 (B)	82	25
NII International Telecom
7.875%, 08/15/2019 (A) (B)	1,350	1,252
Qwest Capital Funding
7.750%, 02/15/2031	550	578
Sable International Finance
8.750%, 02/01/2020 (A)	68	73
SBA Communications
4.875%, 07/15/2022 (A)	1,600	1,567
SBA Telecommunications
5.750%, 07/15/2020	675	710
SoftBank
4.500%, 04/15/2020 (A)	1,351	1,380
Sprint
7.875%, 09/15/2023	10,130	10,333
7.625%, 02/15/2025	2,427	2,415
7.250%, 09/15/2021	1,280	1,286
7.125%, 06/15/2024	4,380	4,271
Sprint Capital
8.750%, 03/15/2032	3,195	3,299
6.900%, 05/01/2019	3,250	3,360
6.875%, 11/15/2028	5,364	4,922
Telecom Italia
5.303%, 05/30/2024 (A)	860	901
T-Mobile USA
6.731%, 04/28/2022	2,020	2,126
6.633%, 04/28/2021	330	346
6.625%, 04/01/2023	2,000	2,093
6.542%, 04/28/2020	875	921
6.375%, 03/01/2025	6,595	6,805
6.125%, 01/15/2022	435	449
6.000%, 03/01/2023	455	466
United States Cellular
6.700%, 12/15/2033	385	370
UPCB Finance III
6.625%, 07/01/2020 (A)	850	887
UPCB Finance IV
5.375%, 01/15/2025 (A)	1,985	1,985
UPCB Finance V
7.250%, 11/15/2021 (A)	2,440	2,626
UPCB Finance VI
6.875%, 01/15/2022 (A)	643	686
Virgin Media Finance
5.750%, 01/15/2025 (A)	397	412
Virgin Media Secured Finance PLC
5.250%, 01/15/2026 (A)	1,080	1,102

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wind Acquisition Finance
7.375%, 04/23/2021 (A)	$5,040	$5,229
6.500%, 04/30/2020 (A)	1,189	1,260
4.750%, 07/15/2020 (A)	3,125	3,133
Windstream
7.750%, 10/01/2021	3,955	3,945
7.500%, 06/01/2022	490	473

		135,094

Utilities — 1.9%
Abengoa Yield
7.000%, 11/15/2019 (A)	1,210	1,246
AES
8.000%, 06/01/2020	325	371
7.375%, 07/01/2021	2,200	2,442
5.500%, 04/15/2025	1,165	1,153
4.875%, 05/15/2023	215	210
AES Gener
8.375%, 12/18/2073 (A) (F)	465	509
AmeriGas Finance
7.000%, 05/20/2022	4,641	4,978
Calpine
5.500%, 02/01/2024	600	605
5.375%, 01/15/2023	1,270	1,270
DPL
6.750%, 10/01/2019 (A)	525	554
Dynegy
5.875%, 06/01/2023	2,770	2,694
Dynegy Finance I
7.625%, 11/01/2024 (A)	2,470	2,587
7.375%, 11/01/2022 (A)	2,130	2,239
Enel
8.750%, 09/24/2073 (A) (F)	1,438	1,735
Ferrellgas
6.500%, 05/01/2021	2,825	2,853
GenOn Americas Generation
9.125%, 05/01/2031	285	264
GenOn Energy
9.875%, 10/15/2020	960	972
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (A)	2,800	2,863
Mirant Americas Generation LLC
8.500%, 10/01/2021	3,850	3,658
NRG Energy
7.875%, 05/15/2021	215	231
6.250%, 07/15/2022	615	632
6.250%, 05/01/2024	683	688

		34,754

Total Corporate Obligations (Cost $1,439,354) ($ Thousands)		1,414,391

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	145

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 8.8%
Academy Sports Limited, Term Loan
4.500%, 08/03/2018	$546	$547
Acadia Healthcare Company, 1st Lien
4.250%, 02/11/2022	800	807
Accellent, 1st Lien Term Loan
4.500%, 03/12/2021	1,380	1,369
Accellent, Cov-Lite, 2nd Lien
7.500%, 03/11/2022	515	488
Affinion Group Holdings
6.750%, 10/08/2016	1,777	1,683
Air Medical Group Holdings, 1st Lien Term Loan
7.625%, 05/21/2018	4,350	4,372
Albertson’s
4.750%, 06/27/2021	778	780
Alinta Energy Finance, Draw Term Loan
6.375%, 08/13/2018	43	43
Alinta, Cov-Lite, 1st Lien Term Loan
6.375%, 08/13/2019	2,521	2,518
Alinta, Delayed Term Loan Unfunded
1.000%, 08/13/2018	124	—
Alliance Laundry System, Term Loan B
4.250%, 12/07/2018	910	911
Alliance Laundry Systems, Term Loan B
4.250%, 12/10/2018	10	10
American Energy
5.250%, 08/04/2020	665	562
American Renal Holdings
4.500%, 08/14/2019	2,000	1,996
American Renal Holdings, Term Loan
8.500%, 02/20/2020	1,750	1,737
American Tire Distributors, Cov-Lite, 1st Lien
0.000%, 09/24/2021	1,000	1,004
ANVC Merger, 1st Lien Term Loan
5.500%, 02/18/2021	1,881	1,876
Applied Systems, 2nd Lien Term Loan
7.500%, 01/24/2022	1,183	1,179
Arctic Glacier, Cov-Lite, 1st Lien
6.000%, 05/10/2019	1,033	1,025
Arizona Chemical, Cov-Lite, 2nd Lien Term Loan
7.500%, 06/10/2022	384	378

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Aspect Software
7.000%, 05/07/2016	$1,066	$1,060
Asurion, 2nd Lien Term Loan
8.500%, 03/03/2021	3,000	3,010
Atkore, Cov-Lite, 2nd Lien Term Loan
7.750%, 10/09/2021	375	362
Avaya, Term Loan B3
4.672%, 10/26/2017	1,002	985
Azure Midstream, 1st Lien Term Loan B
7.500%, 11/15/2018	157	149
BJ’s Wholesale Club, 2nd Lien
8.500%, 03/26/2020	970	962
BWAY Intermediate Company, 1st Lien Term Loan
5.500%, 08/14/2020	542	547
Carestream Health, Cov-Lite, 1st Lien Term Loan
5.000%, 06/07/2019	2	2
Carestream Health, Cov-Lite, 2nd Lien Term Loan
9.500%, 12/07/2019	2,348	2,338
CD&R Millennium
8.250%, 07/31/2022	2,285	2,224
Cengage Learning Acquisitions, 1st Lien Term Loan
7.000%, 03/31/2020	2,516	2,523
Ceridian HCM Holding, 1st Lien
4.500%, 09/15/2020	967	951
Ceva Group PLC, 1st Lien Term Loan
6.500%, 03/19/2021	497	464
Ceva Intercompany BV, 1st Lien Term Loan
6.500%, 03/19/2021	213	199
Ceva Logistics, 1st Lien Term Loan
6.500%, 03/19/2021	37	34
Charter Communications Operating
4.250%, 09/12/2021	1,385	1,396
City Center Holdings, Cov-Lite, 1st Lien Term Loan B
4.250%, 10/16/2020	1,155	1,159
CKX, Term Loan B
9.000%, 06/21/2017	421	295
Clear Channel Communications, 1st Lien Term Loan D
6.906%, 01/22/2019	6,397	6,075
Crestwood Holdings, 1st Lien Term Loan B
7.000%, 05/24/2019	1,400	1,319

146	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CTI Foods, 2nd Lien Term Loan
8.250%, 06/28/2021	$1,190	$1,169
DAE Aviation Holdings, 1st Lien Term Loan
7.750%, 08/05/2019	1,000	1,001
Dex Media West
8.000%, 12/30/2016	1,447	1,187
Diamond Foods, Cov-Lite, 1st Lien
4.250%, 08/20/2018	881	880
Dollar Tree, Cov-Lite, 1st Lien
4.250%, 02/06/2022	1,500	1,515
Drillships Ocean Ventures, Term Loan
5.500%, 07/16/2021	2,308	1,919
Empire Generating
5.250%, 03/12/2021	1,832	1,830
Energy & Exploration Partners, 1st Lien Term Loan B
7.750%, 01/22/2019	1,391	1,146
Evergreen Skillsoft, 1st Lien
5.750%, 04/28/2021	1,274	1,258
Fender Musical Instruments, 1st Lien Term Loan
5.750%, 04/03/2019	273	272
First Advantage, 2nd Lien Term Loan
10.500%, 08/28/2019 (B)	600	596
First Advantage, Cov-Lite, Term Loan B
6.250%, 02/13/2019	491	488
Flint Group, Cov-Lite, 2nd Lien
8.250%, 05/02/2022	1,220	1,169
Foxwoods, 1st Lien
5.000%, 07/01/2018	214	167
GCA Services Group, Cov-Lite, 2nd Lien Term Loan
9.250%, 10/11/2020	560	554
Global Aviation Holdings
10.000%, 07/13/2017 (B) (D)	1,869	—
3.000%, 02/13/2018 (B) (D)	611	—
Green Energy Partners/Stonewall, Term B-1 Conversion Advances
6.500%, 11/12/2021	720	724
Greenway Medical Technologies, 1st Lien Term Loan
9.250%, 11/04/2021	900	877
Gymboree, Cov-Lite, 1st Lien Term Loan
5.000%, 02/23/2018	340	258

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hearthside Food Solutions, 1st Lien Term Loan
4.500%, 06/02/2021	$357	$359
Hillman, 1st Lien Term Loan B
4.500%, 06/30/2021	303	306
Hilton Hotels, Cov-Lite, 1st Lien Term Loan B
3.500%, 10/26/2020	200	201
Hilton Worldwide Holdings, 1st Lien Term Loan B
3.500%, 10/26/2020	470	470
Hostess Brands
6.750%, 04/09/2020	1,173	1,193
Hub International, 1st Lien Term Loan B
4.250%, 10/02/2020	1,975	1,957
Ikaria, 2nd Lien
8.750%, 02/14/2022	390	394
Indivior Finance (USD), 1st Lien
7.000%, 12/19/2019	1,945	1,838
Infor US, 1st Lien Term Loan B
3.750%, 06/03/2020	1,359	1,346
Integra Telecom, 2nd Lien
9.750%, 02/19/2020	700	694
Integra Telecom, Term Loan B
5.250%, 02/22/2019	1,326	1,324
Interactive Date, Cov-Lite, 1st Lien Term Loan
4.750%, 05/02/2021	1,030	1,034
Interline Brands, 1st Lien Term Loan
4.000%, 03/17/2021	635	632
ION Trading Technologies, 2nd Lien Term Loan
7.250%, 06/10/2022	2,150	2,109
J Crew Group, 1st Lien
4.000%, 03/05/2021	768	711
J Crew Group, Term Loan B
4.000%, 03/05/2021	609	564
KCA Deutag Drilling, 1st Lien Term Loan B
6.250%, 05/15/2020	1,030	862
Lions Gate, 2nd Lien
5.000%, 03/11/2022	2,340	2,342
Marine District Finance, 1st Lien
6.500%, 08/15/2018	923	928
Mashantucket Pequot Tribe, 1st Lien Term Loan
9.375%, 06/30/2020	3,913	3,263
Mauser-Werke GMBH, Cov-Lite, Term Loan
4.500%, 07/31/2021	638	632

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	147

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Medical Card, Term Loan
12.000%, 09/17/2015	$1,222	$1,161
Metroflag, 2nd Lien
14.000%, 01/06/2009 (B)	300	—
MISYS, 1st Lien Term Loan
5.000%, 12/12/2018	1,182	1,183
MISYS, 2nd Lien
12.000%, 06/12/2019	1,250	1,359
Moxie Liberty LLC, 1st Lien Term Loan B1
7.500%, 08/21/2020	2,755	2,762
Moxie Patriot LLC, 1st Lien Term Loan B1
6.750%, 12/19/2020	780	782
NANA Development, 1st Lien Term Loan
8.000%, 03/15/2018	408	391
Navistar International
5.750%, 08/17/2017	556	558
Nelson Education Limited, Term Loan B1
6.750%, 07/05/2014 (B)	913	732
New MMI, Term Loan
9.000%, 01/31/2020	3,076	2,820
NII Internationa, 1st Lien Term Loan
8.000%, 03/23/2016	628	612
Nine West Holdings, Term Loan
6.250%, 01/08/2020	1,290	1,079
Obsidian Natural Gas Trust
7.000%, 11/02/2015	343	345
Ocean, Cov-Lite, 1st Lien Term Loan B1
6.000%, 03/31/2021	2,549	1,939
One Call Medical, 1st Lien Term Loan
5.000%, 11/27/2020	2,249	2,248
Ortho-Clinical Diagnostics, 1st Lien Term Loan
4.750%, 06/30/2021	791	783
Oxbow Carbon & Minerals, 2nd Lien
8.000%, 01/19/2020	1,250	1,019
Oxea, Cov-Lite, 2nd Lien
8.250%, 07/15/2020	750	694
Panda Sherman Power, Term Loan
9.000%, 09/14/2018	1,646	1,632
Panolam Industries International
7.500%, 08/23/2017	687	680
Peak, Cov-Lite, 2nd Lien Term Loan
8.250%, 06/17/2022	2,300	2,220

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Performance Food Group, Cov-Lite, 2nd Lien Term Loan
6.250%, 11/07/2019	$200	$200
6.250%, 11/14/2019	391	392
Petsmart
5.000%, 03/11/2022	840	846
Polymer Group, Cov-Lite, First Lien
5.250%, 12/19/2019	35	35
Polymer Group, 1st Lien Term Loan B
5.250%, 12/19/2019	635	637
Reddy Ice, 2nd Lien Term Loan
10.750%, 11/01/2019	1,670	1,269
Rite Aid, 2nd Lien Term Loan
5.750%, 07/07/2020	727	734
Riverbed Technology, Cov-Lite, 1st Lien
0.000%, 02/25/2022	695	701
Road Infrastructure Investments, 2nd Lien Term Loan
7.750%, 09/30/2021	300	270
Salix Pharmaceuticals, 1st Lien Term Loan
4.250%, 01/02/2020	3,084	3,084
Sears Holdings, 1st Lien Term Loan
5.500%, 06/30/2018	1,523	1,498
SIG Combibloc, Cov-Lite, 1st Lien
0.000%, 02/03/2022	250	252
Sirva Worldwide, Term Loan
7.500%, 03/27/2019	924	919
Skillsoft, Cov-Lite, 2nd Lien
9.250%, 04/28/2022	2,367	2,219
Solenis, Cov-Lite, 2nd Lien Term Loan
7.750%, 07/31/2022	410	396
SS&C Technologies, Bridge Loan
0.000%, 02/02/2016	1,215	1,215
Steinway Musical Instruments, 1st Lien Term Loan
4.750%, 09/19/2019	966	964
Syncreon Holdings, 1st Lien Term Loan B
5.250%, 10/28/2020	2,237	2,142
TASC, 2nd Lien Term Loan
12.000%, 05/23/2021	1,300	1,368
Templar Energy, Cov-Lite, 2nd Lien Term Loan
8.500%, 11/25/2020	2,500	1,688

148	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Texas Competitive Electric Holdings, Extending Term Loan
4.662%, 10/10/2017 (B)	$1,660	$996
4.650%, 10/10/2017 (B)	17	10
Texas Competitive Electric Holdings, Term Loan
4.662%, 04/25/2015 (B)	86	51
4.648%, 04/25/2015 (B)	9,712	5,745
The Nieman Marcus Group, 1st Lien Term Loan
4.250%, 10/25/2020	2,866	2,854
Toys ‘R’ US-Delaware, Term B-4 Loan
9.750%, 04/09/2020	1,910	1,774
Trans Union LLC, 1st Lien Term Loan
4.000%, 04/09/2021	1,996	1,995
Travelport
6.000%, 09/02/2021	2,320	2,339
True Religion Apparel, 1st Lien Term Loan
5.875%, 07/30/2019	368	328
True Religion Apparel, Term Loan
5.875%, 07/30/2019	391	350
TSAM Delaware, 1st Lien
8.750%, 09/12/2019 (D)	938	930
Valeant, Delayed Draw F1, 1st Lien
0.000%, 03/11/2022	513	515
Valeant, Delayed Draw F2, 1st Lien
0.000%, 03/11/2022	393	395
Varsity Brands, Cov-Lite, 1st Lien
6.000%, 12/10/2021	810	817
Vertafore
9.750%, 10/27/2017	560	562
Walter Investment Management, 1st Lien Term Loan
4.750%, 12/18/2020	997	913
Weight Watchers International
3.750%, 04/02/2020	648	345
Weight Watchers International, 1st Lien Term Loan B2
4.000%, 04/02/2020	2	1
Wilton Brands, 1st Lien Term Loan
7.500%, 08/30/2018	2,416	2,303
WTG Holdings III
4.750%, 01/15/2021	1,485	1,485

Total Loan Participations (Cost $170,376) ($ Thousands)		160,044

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COLLATERALIZED DEBT OBLIGATIONS — 9.4%

Financials — 1.0%
Battalion CLO V, Ser 2014-5A
0.000%, 04/17/2026 (A) (G)	$3,274	$2,390
Battalion CLO VII, Ser 2014-7A
0.000%, 10/17/2026 (A)	4,007	3,206
Battalion CLO VII, Ser 2014-7A, Cl D
5.500%, 10/17/2026 (A) (F)	2,260	2,111
Battalion CLO VIII Warehouse Note
0.000%‡‡	4,364	4,632
Battalion CLO, Ser 2012-3A
0.000%, 1/18/2025 (A)	2,303	2,005
Battalion CLO, Ser 2013-4A
0.000%, 10/22/2025	5,640	3,891

		18,235

Other Asset-Backed Securities — 8.4%
B&M CLO, Ser 2014-1A, Cl C
3.979%, 04/16/2026 (A) (F)	2,108	1,986
B&M CLO, Ser 2014-1A, Cl D
4.979%, 04/16/2026 (A) (F)	3,471	2,997
B&M CLO, Ser 2014-1A, Cl E
5.979%, 04/16/2026 (A) (F)	2,480	2,062
Battalion CLO VIII, Ser 2015-8A, Cl D
5.711%, 04/18/2027 (A) (F)	982	894
Battalion CLO VIII, Ser 2015-8A
0.000%, 04/18/2027 (A)	3,655	3,472
Benefit Street Partners CLO III, Ser 2013-IIIA
0.000%, 01/20/2026 (A)	2,528	1,997
Benefit Street Partners CLO IV
0.000%, 07/20/2026	2,462	2,068
Benefit Street Partners CLO V
0.000%, 10/20/2026	5,389	4,864
Benefit Street Partners CLO VI Warehouse Note
0.000%‡‡	4,228	4,228
Benefit Street Partners CLO, Ser 2015-VIA
0.000%, 04/18/2027	7,502	6,752
CVP Cascade CLO, Ser 2014-2A, Cl D
5.031%, 07/18/2026 (A) (F)	1,709	1,466
CVP Cascade CLO, Ser 2014-2A, Cl E
6.031%, 07/18/2026 (A) (F)	2,469	2,078
Fifth Street Senior Loan Fund, Ser 2015-1A, Cl E
7.456%, 01/20/2027 (A) (F)	3,890	3,307
Fifth Street Senior Loan Fund II Warehouse Note
0.000%‡‡	5,585	5,585

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	149

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Figueroa CLO, Ser 2013-1I
0.000%, 3/21/2024	$18,856	$14,236
Figueroa CLO, Ser 2013-2A
0.000%, 12/15/2025	2,930	2,646
Fortress Credit Opportunities III CLO, Ser 2014-3A, Cl E
6.504%, 04/28/2026 (A) (F)	3,482	3,272
Fortress Credit Opportunities VI CLO, Ser 2015-6A, Cl F
7.019%, 10/10/2026 (A) (F)	1,730	1,644
Great Lakes CLO, Ser 2012-1A
0.000%, 01/15/2023 (A)	2,457	1,769
Great Lakes CLO, Ser 2012-1A, Cl E
5.731%, 01/15/2023 (A) (F)	2,811	2,579
Great Lakes CLO, Ser 2014-1A, Cl F
6.253%, 04/15/2025 (A) (F)	2,480	2,071
Great Lakes CLO, Ser 2014-1A
0.000%, 04/15/2025	6,943	5,554
Hildene CLO II, Ser 2014-2A, Cl E
5.331%, 07/19/2026 (A) (F)	1,987	1,772
Hildene CLO II, Ser 2014-2A, Cl D
3.931%, 07/19/2026 (A) (F)	1,987	1,907
Hildene CLO II, Ser 2014-2A, Cl C
3.131%, 07/19/2026 (A) (F)	1,987	1,946
Ivy Hill Middle Market Credit Fund, Ser 7A
0.000%, 10/20/2025 (A)	3,198	2,558
JFIN Revolver CLO, Ser 2013-1A, Cl B
2.257%, 01/20/2021 (A) (F)	1,990	1,980
JFIN Revolver CLO, Ser 2014-2A, Cl C
3.011%, 02/20/2022 (A) (F)	1,951	1,907
KVK CLO, Ser 2012-2A
0.000%, 02/10/2025 (A)	2,471	1,643
Lockwood Grove CLO, Ser 2014-1A, Cl E
6.812%, 01/25/2024 (A) (F)	2,191	2,175
Lockwood Grove CLO, Ser 2014-1A
0.000%, 01/25/2024 (A) (G)	2,701	2,606
MidOcean Credit CLO III, Ser 2014-3A, Cl F
6.256%, 07/21/2026 (A) (F)	1,968	1,677
Nelder Grove CLO, Ser 2014-1A, Cl D1
4.770%, 08/28/2026 (A) (F)	1,951	1,931
Nelder Grove CLO, Ser 2014-1A, Cl E
7.000%, 08/28/2026 (A) (F)	2,926	2,897

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Neuberger Berman CLO XIII, Ser 2012-13A
0.000%, 01/23/2024 (A)	$447	$246
Neuberger Berman CLO XVI, Ser 2014-16A
0.000%, 04/15/2026 (A) (G)	2,613	1,797
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl E
6.356%, 07/25/2025 (A) (F)	1,974	1,826
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E
6.315%, 01/25/2027 (A) (F)	3,439	3,104
NXT Capital CLO, Ser 2012-1A, Cl E
7.731%, 07/20/2022 (A) (F)	2,417	2,405
OCP CLO, Ser 2012-2A
0.000%, 11/22/2023 (A)	2,615	1,883
Peaks CLO, Ser 2014-1A, Cl D
4.653%, 06/15/2026 (A) (F)	985	916
Rockwall CDO, Ser 2007-1A
0.482%, 08/01/2024 (A) (F)	17,687	17,218
Shackleton CLO, Ser 2014-6A
0.000%, 07/17/2026 (A) (G)	7,935	5,554
Trinitas CLO I, Ser 2014-1A
0.000%, 04/15/2026 (A) (G)	3,507	3,139
Trinitas CLO II, Ser 2014-2A, Cl D
4.031%, 07/15/2026 (A) (F)	1,184	1,125
Venture CDO, Ser 2012-10A
0.000%, 07/20/2022 (A)	5,284	3,540
Venture X CLO, Ser 2013-12A
0.000%, 02/28/2024 (A)	2,693	2,074
Venture XI CLO, Ser 2012-11A
0.000%, 11/14/2022 (A)	5,403	3,674
Venture XIV CLO, Ser 2013-14A
0.000%, 08/25/2025 (A)	1,833	1,488

		152,515

Total Collateralized Debt Obligations (Cost $163,455) ($ Thousands)		170,750

PREFERRED STOCK — 0.8%
Ally Financial, 7.000% (A) (F)	27,345	8,036
Aspen Insurance Holdings, 5.950% (F)	86,000	2,209
Ceva Holdings, 0.000%* (D)	1,214	971
Dana Holding, 0.000%* (A)	5,478	966
RBS Capital Funding Trust, 5.900%	22,579	554
Regions Financial, 6.375%	36,850	929
Royal Bank of Scotland Group PLC, 6.400%	70	2
SLM, 1.934% (F)	15,457	958

Total Preferred Stock (Cost $12,626) ($ Thousands)		14,625

150	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.5%
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/2020 @ 100
8.000%, 07/01/2035	$4,188	$3,434
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/2022 @ 100
5.000%, 07/01/2041	455	294
Mohegan Tribal, Finance Authority, RB
Callable 02/01/2023 @ 100
7.000%, 02/01/2045	1,910	1,922
Texas State, Public Finance Authority, RB
Callable 07/01/2019 @ 100
8.250%, 07/01/2024	3,730	3,743

Total Municipal Bonds (Cost $9,857) ($ Thousands)		9,393

COMMON STOCK — 0.2%
Cengage Learning Holdings II* (D)	2,408	54
Ceva Holdings* (D)	561	448
CUI Acquisition* (D)	3	225
Dana Holding	67,046	1,419
Global Aviation Holdings, Cl A*	97,655	—
HMH Holdings Delaware*	63,251	1,485
Mmodal*	42,431	552
Quad	654	15

Total Common Stock (Cost $2,933) ($ Thousands)		4,198

CONVERTIBLE BONDS — 0.2%
Liberty Media CV to 16.7764
3.750%, 02/15/2030	4,090	2,567
Liberty Media CV to 22.94686
4.000%, 11/15/2029	1,670	1,083

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Mirant CV to 14.7167
0.000%, 06/15/2021 (B)	$2,200	$—

Total Convertible Bonds (Cost $3,516) ($ Thousands)		3,650

ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Security — 0.0%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.711%, 03/15/2019 (F)	1,097	449

Total Asset-Backed Security (Cost $846) ($ Thousands)		449

	Number of Warrants

WARRANTS — 0.0%
Alion Science & Technology*	1,790	—
Medical Card Systems*	14,662	—
Mmodal* (D)	19,978	1
Mmodal* (D)	15,150	—

Total Warrants (Cost $15) ($ Thousands)		1

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.070%**† (H)	6,082	6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	52,093,541	52,094

Total Cash Equivalent (Cost $52,094) ($ Thousands)		52,094

Total Investments — 100.7% (Cost $1,855,078) ($ Thousands)		$1,829,601

A list of the outstanding centrally cleared swap agreements held by the Fund at March 31, 2015, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	CDX.NA.HY SERIES 23	SELL	5.00%	12/20/19	$(3,470)	$(16)
JPMorgan Chase Bank	CDX.NA.HY.24	BUY	5.00	06/20/20	15,400	(40)

						$(56)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	151

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Concluded)

March 31, 2015

Percentages are based on a Net Assets of $1,817,044 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2015.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

‡‡	Maturity date is unavailable.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Securities considered illiquid. The total market value of such securities as of March 31, 2015 was $1 ($ Thousands) and represented 0.0% of Net Assets.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2015 was $3,910 ($ Thousands) and represented 0.22% of Net Assets.

(E)	This security or a partial position of this security is on loan at March 31, 2015 (see Note 10). The total market value of securities on loan at March 31, 2015 was $4 ($ Thousands).

(F)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2015.

(G)	The rate reported is the effective yield at time of purchase.

(H)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total value of such securities as of March 31, 2015 was $6 ($ Thousands).

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

L.P. — Limited Partnership

GO — General Obligation

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

ULC — Unlimited Liability Corporation

Amounts designated as “—” are $O or have been rounded to $O

The following is a list of the level of inputs used as of March 31, 2015 in valuing the Fund’s investments and other financial instruments at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$1,414,349	$42	$1,414,391
Loan Participations	—	154,623	5,421	160,044
Collateralized Debt Obligations	—	—	170,750	170,750
Preferred Stock	13,654	971	—	14,625
Asset-Backed Security	—	449	—	449
Municipal Bonds	—	9,393	—	9,393
Common Stock	3,525	—	673	4,198
Convertible Bonds	—	2,370	1,280	3,650
Warrants	—	—	1	1
Cash Equivalent	52,094	—	—	52,094
Affiliated Partnership	—	6	—	6

Total Investments in Securities	$69,273	$1,582,161	$178,167	$1,829,601

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps*
Credit Default Swaps Unrealized Depreciation	$—	$(56)	$—	$(56)

Total Other Financial Instruments	$—	$(56)	$—	$(56)

*	Swaps are valued at the unrealized depreciation on the instrument.

(1)	Please see Note 2 for details on the unobservable inputs and the interrelationships and sensitivity between those inputs for those Level 3 securities that are not valued by third party pricing vendors on broker quotes.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Loan Participations	Collateralized Debt Obligations	Common Stock	Convertible Bonds	Warrants
Beginning balance as of October 1, 2014	$4,261	$8,643	$156,908	$1,368	$1,280	$—
Accrued discounts/premiums	(139)	(5)	(983)	—	(1)	—
Realized gain (loss)	(8,444)	46	3,072	135	—	—
Change in unrealized appreciation (depreciation)	4,425	(124)	(3,293)	(135)	1	—
Purchases	(129)	—	52,481	—	—	—
Sales	43	(3,139)	(37,435)	(620)	—	—
Transfer into Level 3	25	—	—	—	—	1
Transfer out of Level 3	—	—	—	(75)	—	—

Ending balance as of March 31, 2015	$42	$5,421	$170,750	$673	$1,280	$1

Changes in unrealized gains (losses) in earnings related to securities held at reporting date	$(5)	$(76)	$(632)	$(217)	$(49)	$(14)

For the period ended March 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O

The accompanying notes are an integral part of the financial statements.

152	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Fund

March 31, 2015

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.5%
U.S. Treasury Inflation Protected Securities
2.625%, 07/15/2017	$12,380	$13,441
2.500%, 07/15/2016	16,692	17,533
2.375%, 01/15/2017	14,459	15,319
2.125%, 01/15/2019	11,993	13,203
1.875%, 07/15/2019	13,696	15,100
1.625%, 01/15/2018	13,078	13,932
1.375%, 07/15/2018	12,897	13,802
1.375%, 01/15/2020	18,159	19,638
0.125%, 04/15/2016	33,079	33,412
0.125%, 04/15/2017	39,552	40,256
0.125%, 04/15/2018	43,098	43,967
0.125%, 04/15/2019	42,689	43,480

Total U.S. Treasury Obligations (Cost $283,295) ($ Thousands)		283,083

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%*†	1,180,676	1,181

Total Cash Equivalent (Cost $1,181) ($ Thousands)		1,181

Total Investments — 99.9% (Cost $284,476) ($ Thousands)		$284,264

Percentages are based on a Net Assets of $284,635 ($ Thousands)

*	Rate shown is the 7-day effective yield as of March 31, 2015.

†	Investment in Affiliated Security (see Note 6).

Cl — Class

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$283,083	$—	$283,083
Cash Equivalent	1,181	—	—	1,181

Total Investments in Securities	$1,181	$283,083	$—	$284,264

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	153

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Strategy Alternative Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)

REGISTERED INVESTMENT COMPANIES — 95.6%
AQR Managed Futures Strategy Fund, Class I, Cl I	2,620,089	$30,236
ASG Managed Futures Strategy Fund, Cl Y	1,786,533	21,974
Avenue Credit Strategies Fund, Cl I	5,115,505	54,634
Blackrock Global Long/Short Credit Fund, Cl I	6,500,987	68,585
Diamond Hill Long-Short Fund, Cl Y	981,089	23,762
Driehaus Active Income Fund, Cl I	4,497,082	46,995
Driehaus Select Credit Fund	1,708,489	15,684
FPA Crescent Fund, Cl R	782,116	26,428
Gabelli ABC Fund, Cl A	2,775,356	28,364
Gotham Absolute Return Fund	1,953,463	26,606
Merger Fund, Cl I	4,597,876	72,646
Robeco Boston Partners Long/Short Research Fund, Cl I	2,576,833	39,606
SEI Institutional Managed Trust Long/Short Alternative Fund, Cl A†	3,623,202	37,066
WisdomTree Europe Hedged Equity Fund	237,077	15,680

Total Registered Investment Companies (Cost $509,576) ($ Thousands)		508,266

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%*†	22,960,140	22,960

Total Cash Equivalent (Cost $22,960) ($ Thousands)		22,960

Total Investments — 99.9% (Cost $532,536) ($ Thousands)		$531,226

Percentages are based on Net Assets of $531,498 ($Thousands).

†	Investment in Affiliated Security (See Note 6).

*	Rate shown is the 7-day effective yield as of March 31, 2015.

Cl — Class

As of March 31, 2015, all of the Fund’s investments were considered level 1, in accordance with ASC-820.

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$508,266	$—	$—	$508,266
Cash Equivalent	22,960	—	—	22,960

Total Investments in Securities	$531,226	$—	$—	$531,226

For the period ended March 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

154	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

March 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT — 12.7%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.750%, 04/15/2018 to 04/15/2018	EUR	29,837	$33,761
Canada Government International Bond (A)
1.625%, 02/27/2019		500	508
0.875%, 02/14/2017		1,200	1,206
Chile Government International Bond
3.875%, 08/05/2020 (A)		250	273
China Development Bank
5.000%, 10/15/2015 (A)		250	255
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 04/15/2020 to 04/15/2020	EUR	18,497	22,806
1.500%, 04/15/2016	EUR	2,334	2,573
0.500%, 04/15/2030	EUR	1,042	1,397
0.100%, 04/15/2023	EUR	34,784	41,239
Development Bank of Japan
5.125%, 02/01/2017 (A)		200	215
Export Development Canada (A)
2.250%, 05/28/2015		250	251
0.750%, 12/15/2017		750	747
0.500%, 09/15/2015		1,250	1,252
France Government Bond OAT
3.400%, 07/25/2029	EUR	867	1,521
3.150%, 07/25/2032	EUR	813	1,482
2.250%, 07/25/2020	EUR	1,689	2,145
2.100%, 07/25/2023	EUR	4,101	5,569
1.850%, 07/25/2027	EUR	492	707
1.800%, 07/25/2040	EUR	962	1,720
1.600%, 07/25/2015	EUR	897	984
1.300%, 07/25/2019	EUR	28,488	33,812
1.100%, 07/25/2022	EUR	8,437	10,492
1.000%, 07/25/2017	EUR	1,064	1,205
0.700%, 07/25/2030 (B)		197	261

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

0.450%, 07/25/2016	EUR	602	$663
0.250%, 07/25/2018 to 07/25/2024	EUR	15,957	18,220
0.100%, 07/25/2021	EUR	1,198	1,380
Hydro-Quebec (A)
2.000%, 06/30/2016		250	254
1.375%, 06/19/2017		150	152
Italy Buoni Poliennali Del Tesoro
3.100%, 09/15/2026	EUR	417	600
2.600%, 09/15/2023	EUR	1,198	1,586
2.550%, 09/15/2041	EUR	939	1,493
2.350%, 09/15/2019 to 09/15/2035 (B)	EUR	1,686	2,255
2.100%, 09/15/2016 to 09/15/2021	EUR	2,623	3,105
1.700%, 09/15/2018 to 09/15/2018	EUR	596	692
Korea Development Bank
4.625%, 11/16/2021 (A)		250	282
Province of British Columbia (A)
6.500%, 01/15/2026		250	340
2.000%, 10/23/2022		250	250
Province of Ontario Canada (A)
2.450%, 06/29/2022		250	256
0.950%, 05/26/2015		250	250
Svensk Exportkredit
5.125%, 03/01/2017 (A)		150	162
United Kingdom Gilt Inflation Linked
4.125%, 07/22/2030	GBP	160	813
2.500%, 07/26/2016 to 07/17/2024	GBP	869	4,552
2.000%, 01/26/2035	GBP	432	1,520
1.875%, 11/22/2022 to 11/22/2022	GBP	18,007	33,229
1.250%, 11/22/2017 to 11/22/2055	GBP	4,168	9,325
1.125%, 11/22/2037	GBP	1,394	3,131
0.750%, 03/22/2034 to 11/22/2047	GBP	1,287	2,878
0.625%, 03/22/2040 to 11/22/2042	GBP	1,428	3,114
0.500%, 03/22/2050	GBP	419	978
0.375%, 03/22/2062	GBP	480	1,245
0.250%, 03/22/2052	GBP	633	1,404
0.125%, 03/22/2024 to 03/22/2068	GBP	6,745	11,501

Total Sovereign Debt (Cost $295,655) ($ Thousands)			272,011

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	155

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2015

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK — 4.7%

Australia — 0.3%
AGL Energy	25,712	$299
ALS	15,614	59
APA Group	38,075	263
Asciano	15,358	74
ASX	2,472	78
Aurizon Holdings	21,309	79
AusNet Services	307,946	344
BHP Billiton	5,561	132
Brambles	9,655	85
Caltex Australia	6,748	180
Coca-Cola Amatil	19,358	160
Cochlear	2,895	200
Computershare	58,392	568
Crown Resorts	10,576	108
CSL	3,524	248
Fortescue Metals Group	27,506	41
Harvey Norman Holdings	38,002	129
Iluka Resources	13,740	89
Incitec Pivot	29,314	91
Insurance Australia Group	7,664	36
Leighton Holdings	4,686	76
Lend Lease Group	1,259	16
Novion Property Group†	17,960	35
Origin Energy	18,917	163
Qantas Airways*	27,446	66
Ramsay Health Care	5,073	260
REA Group	2,602	96
Rio Tinto	2,745	120
Santos	26,897	147
Scentre Group†	11,668	33
Sonic Healthcare	16,500	258
Sydney Airport	20,066	79
Tabcorp Holdings	34,462	125
Tatts Group	44,420	135
Telstra, Cl B	100,746	485
Toll Holdings	15,948	108
TPG Telecom	39,634	278
Transurban Group	13,849	101
Treasury Wine Estates	30,987	121
Wesfarmers	4,028	135
Westfield†	9,207	67
Woodside Petroleum	6,856	181
Woolworths	9,620	217
WorleyParsons	13,343	97

		6,662

Austria — 0.0%
Andritz	4,304	257
Erste Group Bank	2,296	57
OMV	10,786	296
Raiffeisen Bank International	5,812	81

Description	Shares	Market Value ($ Thousands)

Vienna Insurance Group Wiener Versicherung Gruppe	1,302	$58
voestalpine	5,195	190

		939

Belgium — 0.1%
Ageas	2,714	98
Anheuser-Busch InBev	1,572	192
Belgacom	10,032	351
Colruyt	7,170	312
Delhaize Group	2,391	215
KBC Groep	1,942	120
Solvay	1,290	187
Telenet Group Holding*	5,192	285
UCB, Cl A	5,104	369
Umicore	4,213	176

		2,305

Canada — 0.4%
Agnico Eagle Mines	2,432	68
Agrium	572	60
Alimentation Couche-Tard, Cl B	5,390	215
Atco, Cl I	7,027	250
Bank of Montreal	1,312	79
Bank of Nova Scotia, Cl C	1,590	80
Barrick Gold	5,996	65
BCE	7,519	319
BlackBerry*	20,413	182
Bombardier, Cl B	39,089	77
CAE	9,180	107
Cameco	4,393	61
Canadian National Railway	2,192	147
Canadian Natural Resources	4,257	131
Canadian Pacific Railway	641	117
Canadian Tire, Cl A	1,794	183
Canadian Utilities, Cl A	9,262	291
Catamaran*	8,256	492
CGI Group, Cl A*	8,094	343
CI Financial	3,354	94
Constellation Software	1,025	354
Crescent Point Energy, Cl F	3,070	68
Dollarama	3,747	209
Empire, Cl A	2,869	200
Encana	2,274	25
Enerplus	6,704	68
Finning International	5,472	102
First Quantum Minerals (Canada)	2,143	26
Fortis	9,759	297
Franco-Nevada	1,000	48
George Weston	2,819	223
Gildan Activewear	4,096	121
H&R†	2,987	55
Husky Energy	3,850	79
Imperial Oil	1,807	72

156	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Shares	Market Value ($ Thousands)

Intact Financial	860	$65
Kinross Gold*	14,314	32
Loblaw	4,968	243
Magna International, Cl A	2,438	130
MEG Energy*	4,716	76
Methanex	1,070	57
Metro, Cl A	7,776	211
National Bank of Canada	2,275	83
Open Text	4,874	257
Potash Corp of Saskatchewan	2,157	70
Restaurant Brands International	2,608	100
RioCan, Cl Trust Unit†	3,430	79
Rogers Communications, Cl B	8,565	287
Saputo	6,869	189
Shaw Communications, Cl B	7,879	177
Silver Wheaton, Cl H	3,032	58
SNC-Lavalin Group	2,856	89
Suncor Energy	2,370	69
Teck Resources, Cl B	2,423	33
TELUS	9,642	320
Thomson Reuters, Cl B	4,373	177
Toronto-Dominion Bank	1,857	79
TransAlta	39,227	364
Turquoise Hill Resources*	6,748	21
Valeant Pharmaceuticals International*	1,935	382
Vermilion Energy	783	33

		8,989

China — 0.0%
Sands China	18,800	78
Yangzijiang Shipbuilding Holdings	63,108	58

		136

Denmark — 0.1%
AP Moeller - Maersk, Cl A	30	61
AP Moeller - Maersk, Cl B	35	73
Carlsberg, Cl B	3,116	257
Coloplast, Cl B	4,159	314
Danske Bank	4,782	126
Novo Nordisk, Cl B	5,821	311
Novozymes, Cl B	7,255	332
Pandora	2,293	209
TDC	45,663	327
Tryg	1,437	170
Vestas Wind Systems	2,083	86
William Demant Holding*	4,218	358

		2,624

Finland — 0.1%
Elisa	11,689	294
Fortum	15,567	327

Description	Shares	Market Value ($ Thousands)

Kone, Cl B	2,993	$133
Metso	2,878	84
Neste Oil	14,268	374
Nokia	45,724	349
Nokian Renkaat	6,652	199
Orion, Cl B	11,412	322
Sampo, Cl A	3,627	183
Stora Enso, Cl R	16,819	173
UPM-Kymmene, Cl V	9,046	176
Wartsila OYJ Abp	2,318	103

		2,717

France — 0.3%
Accor	875	46
Aeroports de Paris, Cl A	373	45
Air Liquide	1,030	133
Alcatel-Lucent*	39,326	149
ArcelorMittal	7,041	66
Arkema	1,313	104
AtoS	2,646	183
Bouygues	892	35
Bureau Veritas	900	19
Capital Gemini	2,586	212
Carrefour	3,050	102
Casino Guichard Perrachon	1,110	98
Christian Dior, Cl B	506	96
CNP Assurances	1,903	33
Credit Agricole	5,388	79
Danone	1,646	111
Dassault Systemes	4,104	278
Electricite de France	6,186	148
Essilor International	3,685	423
Eutelsat Communications	1,501	50
Fonciere Des Regions†	434	43
GDF Suez	8,471	167
Groupe Eurotunnel	4,624	66
Hermes International	26	9
ICADE†	512	46
Iliad	890	208
Klepierre†	1,965	96
L’Oreal	607	112
LVMH Moet Hennessy Louis Vuitton	241	42
Natixis	5,679	42
Numericable-SFR SAS*	536	29
Orange	12,973	208
Pernod Ricard	1,010	120
Remy Cointreau	1,323	97
Renault	450	41
Rexel	3,641	69
Sanofi	3,584	354
Schneider Electric	577	45
SCOR	1,457	49
Suez Environnement	8,879	153

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	157

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2015

Description	Shares	Market Value ($ Thousands)

Technip	3,330	$202
Thales, Cl A	1,585	88
Total	4,332	215
Unibail-Rodamco†	139	38
Valeo	335	50
Veolia Environnement	8,189	155
Vinci	822	47
Vivendi	5,849	145
Wendel	681	81

		5,427

Germany — 0.3%
adidas	861	68
Allianz	347	60
BASF	1,028	102
Bayer	1,109	167
Beiersdorf	1,696	147
Brenntag	1,131	68
Commerzbank*	5,497	76
Continental	286	68
Deutsche Bank	2,043	71
Deutsche Boerse	557	45
Deutsche Lufthansa	5,273	74
Deutsche Post	2,302	72
Deutsche Telekom	15,661	287
E.ON	19,460	290
Fraport Frankfurt Airport Services Worldwide	1,521	91
Fresenius	3,623	216
Fresenius Medical Care	3,975	331
GEA Group	1,568	76
Hannover Rueck	619	64
HeidelbergCement	879	70
Henkel & KGaA	1,543	159
Infineon Technologies	20,066	240
K+S	2,963	97
LANXESS	1,587	84
Linde	488	99
MAN	398	42
Merck KGaA	1,711	192
Metro	4,277	145
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	274	59
OSRAM Licht	1,575	78
RTL Group	682	66
RWE	9,447	241
SAP	4,798	348
Siemens	850	92
Telefonica Deutschland Holding	49,505	286
ThyssenKrupp	3,604	95
TUI	3,217	57
United Internet	6,170	281
Volkswagen	135	35

		5,139

Description	Shares	Market Value ($ Thousands)

Hong Kong — 0.3%
AIA Group	13,800	$87
ASM Pacific Technology	55,600	579
Cathay Pacific Airways	77,000	178
Cheung Kong Infrastructure Holdings	60,438	520
CLP Holdings, Cl B	67,500	590
Galaxy Entertainment Group	24,000	109
Genting Singapore	238,600	160
HKT Trust and HKT	283,920	366
Hong Kong & China Gas	165,420	383
Hopewell Hong Kong Properties*	660	0
Hutchison Whampoa	12,000	167
Kerry Properties	13,000	45
Li & Fung	154,000	150
Link†	13,500	83
MGM China Holdings	30,000	56
MTR	49,500	236
NWS Holdings	87,000	145
PCCW	841,000	513
Power Assets Holdings	58,602	599
Shangri-La Asia	82,000	113
SJM Holdings	52,000	68
Swire Pacific, Cl A	4,000	55
Swire Properties	7,800	25
Techtronic Industries	31,500	106
WH Group* (B)	769,000	437
Wynn Macau	27,600	60
Yue Yuen Industrial Holdings	30,500	108

		5,938

Ireland — 0.1%
Accenture, Cl A	1,368	128
Actavis*	639	190
Bank of Ireland*	340,737	130
CRH	8,888	231
Eaton	1,420	97
Endo International*	1,107	99
Kerry Group, Cl A	4,069	273
Mallinckrodt*	905	115
Pentair	1,504	95
Perrigo	895	148
Ryanair Holdings ADR	3,514	235
Seagate Technology	1,313	68

		1,809

Israel — 0.1%
Bank Hapoalim	29,177	141
Bank Leumi Le-Israel*	39,720	147
Bezeq The Israeli Telecommunication	203,497	379
Delek Group	1,554	401
Israel	713	249

158	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Shares	Market Value ($ Thousands)

Israel Chemicals	35,881	$255
Mizrahi Tefahot Bank*	12,761	130
NICE-Systems	10,385	637
Teva Pharmaceutical Industries	8,893	558

		2,897

Italy — 0.1%
Assicurazioni Generali	2,134	42
Atlantia	3,095	81
Banca Monte dei Paschi di Siena*	35,686	24
CNH Industrial	12,849	105
Enel	50,173	227
Enel Green Power	79,805	149
Eni	10,812	187
Fiat Chrysler Automobiles*	8,569	139
Finmeccanica	5,105	61
Luxottica Group	2,908	185
Pirelli & C.	9,024	150
Prysmian	5,661	117
Saipem	14,596	149
Snam Rete Gas	39,115	190
Telecom Italia	386,623	402
Tenaris	11,719	164
Terna Rete Elettrica Nazionale	44,057	194
UnipolSai	8,846	26

		2,592

Japan — 0.8%
Acom*	22,800	79
Aeon, Cl H	8,800	97
AEON Financial Service	2,800	71
Air Water	5,000	89
Aisin Seiki	2,000	73
Ajinomoto	7,000	154
Alfresa Holdings	9,100	129
ANA Holdings	20,000	54
Asahi Group Holdings	2,800	89
Asahi Kasei	9,000	86
Astellas Pharma	8,000	131
Bank of Kyoto	11,000	115
Bank of Yokohama	13,000	76
Benesse, Cl A	2,700	85
Bridgestone	2,000	80
Calbee	2,000	87
Central Japan Railway	400	72
Chiba Bank, Cl B	14,000	103
Chubu Electric Power	11,300	135
Chugai Pharmaceutical	2,500	79
Chugoku Bank	7,600	114
Chugoku Electric Power	12,200	159
Daicel	7,000	84
Daiichi Sankyo	6,700	106
Daito Trust Construction	900	101
Daiwa House Industry	3,400	67

Description	Shares	Market Value ($ Thousands)

Daiwa Securities Group	8,000	$63
Dentsu	1,000	43
East Japan Railway	1,000	80
Eisai	2,700	192
Electric Power Development	6,100	206
FamilyMart, Cl H	2,600	109
Fast Retailing	100	39
Fuji Heavy Industries	900	30
FUJIFILM Holdings	2,200	79
Fukuoka Financial Group	17,000	88
Gunma Bank	14,000	95
Hachijuni Bank	15,000	106
Hakuhodo DY Holdings	7,000	75
Hankyu Hanshin Holdings	7,000	43
Hirose Electric	840	109
Hiroshima Bank	19,000	103
Hisamitsu Pharmaceutical	2,900	119
Hitachi Chemical	3,039	65
Hitachi Metals	5,000	77
Hokuriku Electric Power	11,100	147
Idemitsu Kosan	13,400	234
Inpex	16,300	180
Itochu Techno-Solutions	4,800	100
Iyo Bank	8,900	106
J Front Retailing	3,000	47
Japan Prime Realty Investment, Cl A†	24	83
Japan Real Estate Investment†	20	94
Japan Retail Fund Investment, Cl A†	52	103
Japan Tobacco	2,300	73
Joyo Bank	21,000	108
JX Holdings	56,400	217
Kajima	7,000	33
Kakaku.com	5,600	93
Kamigumi	8,000	76
Kaneka	12,000	85
Kansai Electric Power	14,900	143
Kansai Paint	3,000	54
Kao	2,700	135
KDDI	12,600	286
Keikyu	4,000	32
Keio	10,000	79
Keyence	200	109
Kintetsu Group Holdings	15,000	55
Kirin Holdings	6,100	80
Konami	3,656	68
Kyowa Hakko Kirin	10,000	131
Kyushu Electric Power	13,700	133
Lawson	1,600	111
LIXIL Group	3,000	71
M3	5,900	126
Maruichi Steel Tube	3,200	76
McDonald’s Holdings Japan	6,600	146

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	159

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2015

Description	Shares	Market Value ($ Thousands)

Medipal Holdings	9,200	$120
MEIJI Holdings	1,300	159
Miraca Holdings	2,800	129
Mitsubishi Chemical Holdings, Cl B	13,500	79
Mitsubishi Motors	4,200	38
Mitsubishi Tanabe Pharma	7,400	127
Mitsui Chemicals	9,000	29
Murata Manufacturing	500	69
NEC	12,000	35
NGK Spark Plug	2,600	70
NH Foods	4,000	92
NHK Spring	3,000	32
Nippon Building Fund†	23	113
Nippon Electric Glass	13,000	63
Nippon Express	13,000	73
Nippon Prologis†	52	115
Nippon Steel & Sumitomo Metal	28,555	72
Nippon Telegraph & Telephone	6,300	389
Nisshin Seifun Group	9,415	111
Nissin Food Products	2,000	98
Nitori Holdings	1,000	68
NOK	1,500	45
Nomura Research Institute	1,800	68
NTT Data	2,000	87
NTT DOCOMO	22,700	395
Odakyu Electric Railway	8,000	82
Oji Holdings	22,000	90
Ono Pharmaceutical	1,100	125
Oracle Japan	1,900	82
Osaka Gas	78,000	327
Otsuka Holdings	3,400	107
Resona Holdings	16,900	84
Rohm	800	55
Sankyo	2,300	82
Santen Pharmaceutical	8,500	124
Sekisui Chemical	3,000	39
Seven & i Holdings	2,100	89
Seven Bank	22,700	112
Sharp	8,000	15
Shikoku Electric Power	12,600	156
Shimadzu	9,000	101
Shimamura	1,000	92
Shimizu	3,000	20
Shin-Etsu Chemical, Cl A	1,100	72
Shiseido	5,900	105
Shizuoka Bank	11,000	110
Showa Shell Sekiyu	23,600	216
SoftBank	4,100	238
Sumitomo	6,500	70
Suntory Beverage & Food	4,000	172
Suruga Bank	5,600	117
Suzuken	3,960	121
Sysmex	2,500	139
Taisei	5,000	28

Description	Shares	Market Value ($ Thousands)

Takeda Pharmaceutical	2,600	$130
Teijin	24,000	82
Terumo	4,000	106
Tobu Railway	17,000	81
Toho	1,600	39
Toho Gas	49,063	287
Tohoku Electric Power	8,400	96
Tokyo Electric Power*	8,800	33
Tokyo Gas	47,000	296
Tokyu	4,000	25
TonenGeneral Sekiyu	28,000	242
Toray Industries	10,000	84
TOTO	2,000	30
Toyo Seikan Group Holdings	1,900	28
Toyo Suisan Kaisha	3,000	106
Toyota Industries	1,900	109
Toyota Motor	1,700	119
Unicharm	4,900	129
United Urban Investment†	66	103
USS	5,600	97
West Japan Railway	1,500	79
Yakult Honsha	1,800	126
Yamaguchi Financial Group	9,000	104
Yamato Holdings	1,400	32
Yamato Kogyo	2,400	58
Yamazaki Baking	9,000	163

		16,480

Luxembourg — 0.0%
SES	1,713	61

Netherlands — 0.2%
Aegon	10,544	83
Akzo Nobel	2,588	196
Altice*	1,441	156
ASML Holding	3,148	321
Delta Lloyd	4,573	86
Gemalto	4,556	363
Heineken	1,925	147
ING Groep*	6,346	93
Koninklijke Ahold	9,243	182
Koninklijke Boskalis Westminster	1,861	91
Koninklijke DSM	3,445	192
Koninklijke Philips	3,383	96
Koninklijke Vopak	7,881	435
LyondellBasell Industries, Cl A	1,954	172
Nielsen	2,573	115
OCI*	4,290	133
QIAGEN*	7,992	202
Randstad Holding	1,641	99
Reed Elsevier	7,135	178
Royal KPN	104,373	354
STMicroelectronics	19,072	178
TNT Express	11,374	72

160	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Shares	Market Value ($ Thousands)

Unilever	3,312	$138
Wolters Kluwer	5,792	189

		4,271

New Zealand — 0.1%
Auckland International Airport	76,585	259
Contact Energy	79,201	355
Fletcher Building	46,704	295
Meridian Energy	197,096	299
Mighty River Power	112,969	263
Ryman Healthcare	67,499	397
Spark New Zealand	186,746	417

		2,285

Norway — 0.1%
DNB, Cl A	7,426	120
Gjensidige Forsikring	8,708	150
Norsk Hydro	27,439	144
Orkla	35,918	272
Seadrill	8,660	81
Statoil	8,873	157
Telenor	19,827	401
Yara International	3,178	162

		1,487

Panama — 0.0%
Carnival	1,983	95

Portugal — 0.1%
Banco Comercial Portugues, Cl R*	1,595,885	164
Banco Espirito Santo*	50,830	7
EDP - Energias de Portugal	85,324	319
Galp Energia SGPS	24,102	261
Jeronimo Martins SGPS	20,081	252

		1,003

Singapore — 0.2%
Avago Technologies, Cl A	714	91
CapitaLand	33,800	88
DBS Group Holdings	7,800	116
Global Logistic Properties	42,000	81
Golden Agri-Resources	1,002,400	311
Hutchison Port Holdings, Cl U	150,126	104
Jardine Cycle & Carriage	6,200	186
Keppel	16,600	109
Keppel Land	18,000	59
Oversea-Chinese Banking	12,800	98
Sembcorp Industries	31,300	96
Sembcorp Marine	42,000	89
Singapore Exchange	22,900	136
Singapore Press Holdings	97,800	299
Singapore Technologies Engineering	25,400	64

Description	Shares	Market Value ($ Thousands)

Singapore Telecommunications	133,600	$427
StarHub	141,300	448
United Overseas Bank	5,300	89
UOL Group	7,072	39
Wilmar International	117,100	278

		3,208

Spain — 0.2%
Abertis Infraestructuras	5,513	100
ACS Actividades de Construccion y Servicios	2,833	101
Amadeus IT Holding, Cl A	11,484	493
Banco Bilbao Vizcaya Argentaria	3,923	39
Bankia*	12,911	18
Distribuidora Internacional de Alimentacion	38,251	299
Enagas	5,493	157
Endesa	4,836	94
Ferrovial	4,529	96
Gas Natural SDG	6,561	147
Grifols	7,310	314
Iberdrola	26,058	168
Inditex	9,200	295
International Consolidated Airlines Group*	7,033	63
Red Electrica, Cl B	2,080	169
Repsol, Cl A	15,562	290
Telefonica*	18,046	257
Zardoya Otis	7,495	97

		3,197

Sweden — 0.2%
Alfa Laval	3,670	72
Atlas Copco, Cl A	1,818	59
Atlas Copco, Cl B	1,891	56
Boliden	12,111	241
Electrolux	4,260	122
Elekta, Cl B	29,642	266
Getinge, Cl B	9,507	236
Hennes & Mauritz, Cl B	4,059	164
Hexagon, Cl B	8,618	306
Husqvarna, Cl B	17,924	130
ICA Gruppen	6,378	214
Industrivarden, Cl C	4,865	92
Investment Kinnevik, Cl B	1,565	52
Lundin Petroleum*	20,495	281
Millicom International Cellular	2,887	209
Nordea Bank	6,982	85
Skandinaviska Enskilda Banken, Cl A	7,936	93
Svenska Cellulosa SCA, Cl B	6,221	143
Swedbank, Cl A	2,347	56
Swedish Match	5,303	156
Tele2, Cl B	19,037	227

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	161

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2015

Description	Shares	Market Value ($ Thousands)

Telefonaktiebolaget LM Ericsson, Cl B	29,503	$371
TeliaSonera	34,860	221
Volvo, Cl B	6,277	76

		3,928

Switzerland — 0.2%
ABB	4,545	97
ACE	744	83
Actelion	1,534	178
Adecco	1,187	99
Aryzta*	1,814	111
Baloise Holding	496	66
Barry Callebaut	121	118
Chocoladefabriken Lindt & Sprungli	31	283
Cie Financiere Richemont	1,741	140
Coca-Cola HBC	5,412	98
EMS-Chemie Holding	353	144
Geberit	215	81
Givaudan	89	161
Holcim	803	60
Kuehne & Nagel International	661	98
Lonza Group	1,481	185
Nestle	1,850	140
Novartis	2,503	248
Partners Group Holding	322	96
Roche Holding	773	213
Schindler Holding	1,164	192
SGS, Cl B	41	78
Sika	37	133
Sonova Holding	1,666	232
Swatch Group	1,778	149
Swatch Group, Cl B	331	141
Swiss Life Holding	254	63
Swiss Prime Site, Cl H	1,126	98
Swisscom	1,034	601
Syngenta	389	132
TE Connectivity	1,250	90
Transocean	19,707	286

		4,894

United Kingdom — 0.4%
Admiral Group	3,076	70
Amec Foster Wheeler	10,389	140
Anglo American	5,511	83
Antofagasta	8,667	94
Aon	1,040	100
ARM Holdings	21,827	358
Associated British Foods	2,191	92
AstraZeneca	3,801	261
BG Group	8,271	102
BHP Billiton	4,135	90

Description	Shares	Market Value ($ Thousands)

BP	21,882	$142
British American Tobacco	1,681	87
BT Group, Cl A	41,849	272
Bunzl	3,000	81
Burberry Group	1,376	35
Capita	2,265	38
Centrica	91,279	343
Compass Group	5,292	92
Croda International	2,603	106
Diageo	2,888	80
Dixons Carphone	10,596	65
Ensco, Cl A	6,052	127
Friends Life Group	5,557	34
G4S	16,567	73
GlaxoSmithKline	14,130	324
Glencore	17,593	75
IMI	1,574	30
Imperial Tobacco Group	2,202	97
Inmarsat	19,273	265
InterContinental Hotels Group	1,529	60
Intertek Group	544	20
ITV	11,950	45
J Sainsbury	21,670	83
Johnson Matthey	1,976	99
Marks & Spencer Group	10,789	86
Melrose Industries	19,336	80
National Grid	20,542	263
Next, Cl A	560	58
Noble	9,410	134
Pearson	3,900	84
Petrofac	9,373	133
Reckitt Benckiser Group	1,075	92
Reed Elsevier	3,034	52
Rexam	15,230	131
Rio Tinto	1,309	54
Royal Dutch Shell, Cl A	7,616	227
Royal Dutch Shell, Cl B	4,214	131
RSA Insurance Group	3,364	21
SABMiller	1,731	91
Sage Group	75,549	523
Severn Trent	8,989	275
Shire	3,125	249
Sky	5,534	82
Smith & Nephew	15,129	257
Smiths Group	4,570	76
SSE	11,470	255
Subsea 7	17,156	148
Tate & Lyle	7,790	69
Tesco	23,253	83
Travis Perkins	3,353	97
Tullow Oil	33,811	142
Unilever	2,107	88
United Utilities Group, Cl B	17,772	246
Vodafone Group	83,074	272

162	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Shares	Market Value ($ Thousands)

WM Morrison Supermarkets	34,659	$100
WPP	2,771	63

		8,725

Total Foreign Common Stock (Cost $90,261) ($ Thousands)		97,808

COMMON STOCK — 3.1%

Consumer Discretionary — 0.3%
Amazon.com, Cl A*	210	78
Autonation*	925	60
Autozone*	115	78
Bed Bath & Beyond*	871	67
Best Buy	1,208	46
BorgWarner	1,249	75
Cablevision Systems, Cl A	4,420	81
CarMax*	974	67
CBS, Cl B	891	54
Chipotle Mexican Grill, Cl A*	131	85
Coach	2,031	84
Comcast, Cl A	1,791	101
Darden Restaurants	1,212	84
Delphi Automotive	1,026	82
DIRECTV*	748	64
Discovery Communications, Cl A*	1,971	61
Discovery Communications, Cl C*	1,457	43
Dollar General	1,154	87
Dollar Tree*	1,222	99
DR Horton	2,237	64
Expedia	660	62
Family Dollar Stores	921	73
Ford Motor	2,814	45
Fossil Group*	541	45
GameStop, Cl A	1,141	43
Gannett	1,572	58
Gap	2,002	87
Garmin	1,579	75
General Motors	2,216	83
Genuine Parts	1,030	96
Goodyear Tire & Rubber	1,985	54
H&R Block	2,909	93
Harley-Davidson, Cl A	750	46
Harman International Industries, Cl A	559	75
Hasbro	950	60
Home Depot	660	75
Interpublic Group	2,930	65
Johnson Controls	1,192	60
Kohl’s	1,084	85
L Brands	1,100	104
Leggett & Platt	2,324	107
Lennar, Cl A	1,255	65
Lowe’s	1,189	88
Macy’s	1,130	73

Description	Shares	Market Value ($ Thousands)

Marriott International, Cl A	974	$78
Mattel	1,549	35
McDonald’s	1,336	130
Michael Kors Holdings*	798	53
NetFlix*	139	58
Newell Rubbermaid, Cl B	1,797	70
News, Cl A*	3,347	54
Nike, Cl B	721	72
Nordstrom	882	71
Omnicom Group	1,019	79
O’Reilly Automotive*	451	98
Priceline Group*	50	58
PulteGroup	2,869	64
PVH	529	56
Ralph Lauren, Cl A	318	42
Ross Stores	730	77
Royal Caribbean Cruises	434	36
Scripps Networks Interactive, Cl A	899	62
Staples	3,583	58
Starbucks	1,141	108
Starwood Hotels & Resorts Worldwide	802	67
Target, Cl A	1,487	122
Tiffany	1,091	96
Time Warner	1,132	96
Time Warner Cable, Cl A	430	64
TJX	1,183	83
Tractor Supply	780	66
TripAdvisor*	606	51
Twenty-First Century Fox, Cl A	2,526	85
Under Armour, Cl A*	870	70
Urban Outfitters*	2,108	96
VF	892	67
Viacom, Cl B	751	51
Walt Disney	1,065	112
Whirlpool	397	80
Wyndham Worldwide	1,075	97
Wynn Resorts	376	48
Yum! Brands	892	70

		5,957

Consumer Staples — 0.4%
Altria Group	3,188	160
Archer-Daniels-Midland	3,709	176
Avon Products	28,698	229
Brown-Forman, Cl B	2,047	185
Campbell Soup	5,326	248
Clorox	2,249	248
Coca-Cola	5,902	239
Coca-Cola Enterprises	4,506	199
Colgate-Palmolive	3,224	224
ConAgra Foods	6,607	241
Constellation Brands, Cl A*	1,588	185
Costco Wholesale	1,313	199

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	163

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2015

Description	Shares	Market Value ($ Thousands)

CVS Health	1,903	$196
Dr Pepper Snapple Group	3,217	253
Estee Lauder, Cl A	2,569	214
General Mills, Cl A	5,049	286
Hershey	2,261	228
Hormel Foods	4,868	277
JM Smucker	2,125	246
Kellogg	3,591	237
Keurig Green Mountain	1,377	154
Kimberly-Clark	1,716	184
Kraft Foods	3,022	263
Kroger	2,087	160
Lorillard	3,253	213
McCormick	3,744	289
Mead Johnson Nutrition, Cl A	2,001	201
Molson Coors Brewing, Cl B	2,906	216
Mondelez International, Cl A	5,619	203
Monster Beverage*	1,453	201
PepsiCo	2,423	232
Philip Morris International	2,511	189
Procter & Gamble	2,984	244
Reynolds American	3,052	210
SYSCO, Cl A	5,177	195
Tyson Foods, Cl A	4,314	165
Walgreens Boots Alliance	2,355	200
Wal-Mart Stores	2,334	192
Whole Foods Market	2,824	147

		8,328

Energy — 0.2%
Anadarko Petroleum, Cl A	1,968	163
Apache	1,962	118
Baker Hughes	2,100	134
Cabot Oil & Gas	4,417	130
Cameron International*	2,161	97
Chesapeake Energy	8,038	114
Chevron	1,331	140
Cimarex Energy	1,075	124
ConocoPhillips	1,874	117
Consol Energy	3,992	111
Denbury Resources	17,805	130
Devon Energy	1,712	103
Diamond Offshore Drilling	4,101	110
EOG Resources	1,575	144
EQT	1,936	160
Exxon Mobil	1,690	144
FMC Technologies*	3,378	125
Halliburton	4,031	177
Helmerich & Payne	1,548	105
Hess	2,354	160
Kinder Morgan	4,448	187
Marathon Oil	4,333	113
Marathon Petroleum	1,154	118
Murphy Oil	2,333	109

Description	Shares	Market Value ($ Thousands)

Nabors Industries	9,523	$130
National Oilwell Varco, Cl A	2,636	132
Newfield Exploration*	3,970	139
Noble Energy	2,186	107
Occidental Petroleum	1,710	125
Oneok	3,044	147
Phillips 66	1,688	133
Pioneer Natural Resources	645	106
QEP Resources	5,190	108
Range Resources	2,620	136
Schlumberger, Cl A	1,258	105
Southwestern Energy, Cl A*	5,452	126
Spectra Energy	4,725	171
Tesoro	1,406	128
Valero Energy	2,308	147
Williams	3,552	180

		5,253

Financials — 0.3%
Affiliated Managers Group*	278	60
Aflac	669	43
Allstate	963	68
American Express	700	55
American International Group	1,531	84
American Tower, Cl A†	1,028	97
Ameriprise Financial	614	80
Apartment Investment & Management, Cl A†	1,239	49
Assurant	976	60
AvalonBay Communities†	370	64
Bank of America	3,043	47
Bank of New York Mellon	2,301	93
BB&T	567	22
Berkshire Hathaway, Cl B*	698	101
BlackRock	239	87
Boston Properties†	488	69
Capital One Financial	700	55
CBRE Group, Cl A*	1,563	61
Charles Schwab	2,369	72
Chubb	1,297	131
Cincinnati Financial	2,017	107
Citigroup	1,388	71
CME Group	964	91
Comerica	1,055	48
Crown Castle International†	1,247	103
Discover Financial Services	1,159	65
E*Trade Financial*	2,457	70
Equity Residential†	941	73
Essex Property Trust†	340	78
Fifth Third Bancorp	3,134	59
Franklin Resources	1,671	86
General Growth Properties†	2,355	70
Genworth Financial, Cl A*	6,399	47
Goldman Sachs Group	268	50

164	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Shares	Market Value ($ Thousands)

Hartford Financial Services Group	2,184	$91
HCP†	1,674	72
Health Care†	867	67
Host Hotels & Resorts†	3,192	64
Hudson City Bancorp, Cl A	5,691	60
Huntington Bancshares	5,352	59
Intercontinental Exchange	310	72
Invesco	1,903	76
Iron Mountain†	2,607	95
JPMorgan Chase	1,363	83
KeyCorp	3,605	51
Kimco Realty†	2,593	70
Legg Mason	1,384	76
Leucadia National	2,506	56
Lincoln National	607	35
Loews	1,936	79
M&T Bank	738	94
Macerich†	1,104	93
Marsh & McLennan	1,756	98
McGraw-Hill	893	92
MetLife	873	44
Moody’s	673	70
Morgan Stanley	1,399	50
NASDAQ OMX Group, Cl A	1,585	81
Navient	2,108	43
Northern Trust	1,475	103
People’s United Financial	6,719	102
Plum Creek Timber	2,281	99
PNC Financial Services Group	595	55
Principal Financial Group, Cl A	1,244	64
Progressive	2,974	81
ProLogis†	2,009	87
Prudential Financial	570	46
Public Storage†	541	107
Regions Financial	5,512	52
Simon Property Group†	325	64
State Street	770	57
SunTrust Banks	1,338	55
T. Rowe Price Group	832	67
Torchmark, Cl A	964	53
Travelers	849	92
Unum Group	1,475	50
Urban Edge Properties†	329	8
US Bancorp	1,531	67
Ventas†	1,347	98
Vornado Realty Trust†	658	74
Wells Fargo	1,744	95
Weyerhaeuser	2,304	76
XL Group, Cl A	2,550	94
Zions Bancorporation	1,416	38

		5,971

Health Care — 0.3%
Abbott Laboratories	3,250	150
AbbVie	2,377	139

Description	Shares	Market Value ($ Thousands)

Aetna, Cl A	1,342	$143
Agilent Technologies	2,392	99
Alexion Pharmaceuticals*	748	130
AmerisourceBergen	1,216	138
Amgen, Cl A	840	134
Anthem	1,014	157
Baxter International	2,273	156
Becton Dickinson	1,134	163
Biogen*	324	137
Boston Scientific*	8,618	153
Bristol-Myers Squibb	2,001	129
C.R. Bard	751	126
Cardinal Health	1,831	165
Celgene, Cl A*	1,198	138
Cerner*	2,136	156
Cigna	1,164	151
DaVita HealthCare Partners*	1,726	140
Dentsply International	2,721	138
Edwards Lifesciences, Cl A*	918	131
Eli Lilly	2,348	171
Express Scripts Holding*	1,303	113
Gilead Sciences*	1,056	103
HCA Holdings*	1,835	138
Hospira*	1,289	113
Humana	710	126
Intuitive Surgical*	262	132
Johnson & Johnson	1,602	161
Laboratory Corp of America Holdings*	954	120
McKesson	595	135
Medtronic	1,421	111
Merck	2,621	151
Mylan*	2,116	126
Patterson	2,743	134
PerkinElmer	2,942	151
Pfizer	5,065	176
Quest Diagnostics	1,743	134
Regeneron Pharmaceuticals*	294	133
St. Jude Medical	1,964	128
Stryker	1,505	139
Tenet Healthcare*	2,567	127
Thermo Fisher Scientific	1,047	141
UnitedHealth Group	1,450	172
Universal Health Services, Cl B	1,153	136
Varian Medical Systems*	1,374	129
Vertex Pharmaceuticals*	829	98
Waters*	1,193	148
Zimmer Holdings	1,217	143
Zoetis, Cl A	2,551	118

		6,880

Industrials — 0.3%
3M	528	87
ADT, Cl A	1,823	76
Allegion	1,531	93

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	165

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2015

Description	Shares	Market Value ($ Thousands)

Ametek	1,214	$64
Boeing	707	106
C.H. Robinson Worldwide	1,277	94
Caterpillar, Cl A	1,034	83
Cintas	1,129	92
CSX	2,876	95
Cummins	612	85
Danaher, Cl A	1,448	123
Deere	725	63
Delta Air Lines, Cl A	2,132	96
Dover	1,286	89
Dun & Bradstreet	676	87
Emerson Electric	1,725	98
Equifax	1,030	96
Expeditors International of Washington	1,954	94
Fastenal, Cl A	2,002	83
FedEx	581	96
Flowserve	922	52
Fluor	1,527	87
General Dynamics	849	115
General Electric	3,393	84
Honeywell International	1,142	119
Illinois Tool Works	945	92
Ingersoll-Rand	1,099	75
Jacobs Engineering Group*	1,127	51
Joy Global	1,525	60
Kansas City Southern	757	77
L-3 Communications Holdings	643	81
Lockheed Martin	686	139
Masco	3,321	89
Norfolk Southern	909	93
Northrop Grumman	759	122
PACCAR	1,058	67
Pall	857	86
Parker-Hannifin, Cl A	653	77
Pitney Bowes	4,588	107
Precision Castparts	492	104
Quanta Services*	1,779	51
Raytheon	1,173	128
Republic Services	2,778	113
Robert Half International	1,948	118
Rockwell Automation	815	94
Rockwell Collins	1,442	139
Roper Industries	650	112
Ryder System	976	93
Snap-on	801	118
Southwest Airlines, Cl A	2,040	90
Stanley Black & Decker	854	81
Stericycle, Cl A*	907	127
Textron	1,353	60
Tyco International	2,113	91
Union Pacific	856	93
United Parcel Service, Cl B	1,298	126
United Rentals*	770	70

Description	Shares	Market Value ($ Thousands)

United Technologies	989	$116
Waste Management	2,460	133
WW Grainger	409	97
Xylem	2,824	99

		5,726

Information Technology — 0.3%
Adobe Systems*	1,333	99
Akamai Technologies*	1,426	101
Alliance Data Systems*	225	67
Altera	2,530	109
Amphenol, Cl A	2,224	131
Analog Devices	2,198	138
Apple	785	98
Applied Materials	3,455	78
Autodesk, Cl A*	1,851	109
Automatic Data Processing	1,236	106
Broadcom, Cl A	2,356	102
CA	2,697	88
Cisco Systems	3,423	94
Citrix Systems*	1,207	77
Cognizant Technology Solutions, Cl A*	1,460	91
Computer Sciences	1,227	80
Corning, Cl B	3,400	77
eBay*	2,055	118
Electronic Arts*	1,687	99
EMC	4,090	104
F5 Networks, Cl A*	656	76
Facebook, Cl A*	1,264	104
Fidelity National Information Services, Cl B	1,370	93
First Solar*	1,275	76
Fiserv, Cl A*	1,220	97
Flir Systems	3,188	100
Google, Cl A*	194	108
Google, Cl C*	142	78
Harris	1,488	117
Hewlett-Packard	1,974	61
Intel	2,316	72
International Business Machines	503	81
Intuit	1,158	112
Juniper Networks	3,845	87
KLA-Tencor	1,572	92
Lam Research	1,034	73
Linear Technology	1,618	76
MasterCard, Cl A	1,158	100
Microchip Technology	1,617	79
Micron Technology*	2,701	73
Microsoft	2,982	121
Motorola Solutions	1,038	69
NetApp	2,048	73
Nvidia	4,153	87
Oracle, Cl B	2,124	92
Paychex	2,240	111

166	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Shares	Market Value ($ Thousands)

Qualcomm	1,825	$127
Red Hat*	1,165	88
Salesforce.com*	1,699	114
SanDisk	1,208	77
Symantec, Cl A	4,377	102
Teradata*	1,941	86
Texas Instruments	1,935	111
Total System Services	2,623	100
VeriSign*	1,285	86
Visa, Cl A	1,380	90
Western Digital	821	75
Western Union	3,646	76
Xerox	7,739	99
Xilinx	2,202	93
Yahoo!*	1,891	84

		5,682

Materials — 0.2%
Air Products & Chemicals	1,608	243
Airgas	1,875	199
Alcoa	12,949	167
Allegheny Technologies	6,273	188
Avery Dennison	4,450	235
Ball	2,941	208
CF Industries Holdings	634	180
Dow Chemical, Cl A	3,569	171
E.I. Du Pont de Nemours	2,587	185
Eastman Chemical	2,102	146
Ecolab	2,094	240
FMC	3,030	173
Freeport-McMoRan, Cl B	8,940	170
International Flavors & Fragrances	2,183	256
International Paper	4,222	234
Martin Marietta Materials, Cl A	1,209	169
MeadWestvaco	4,323	216
Monsanto	1,793	202
Mosaic	4,106	189
Newmont Mining	9,106	198
Nucor	4,278	203
Owens-Illinois*	7,144	166
PPG Industries	910	205
Praxair	2,010	243
Sealed Air	4,952	226
Sherwin-Williams, Cl A	831	236
Sigma-Aldrich	1,578	218
Vulcan Materials	2,079	175

		5,641

Telecommunication Services — 0.4%
AT&T	54,555	1,781
CenturyTel	33,804	1,168
Frontier Communications	161,903	1,141
Level 3 Communications*	16,415	884

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Verizon Communications	35,838	$1,743
Windstream Holdings	177,613	1,314

		8,031

Utilities — 0.4%
AES	21,306	274
AGL Resources	5,532	275
Ameren	8,029	339
American Electric Power	5,062	285
Centerpoint Energy	13,638	278
CMS Energy	8,242	288
Consolidated Edison	5,448	332
Dominion Resources	4,207	298
DTE Energy	3,434	277
Duke Energy	4,681	359
Edison International	4,542	284
Entergy	4,562	353
Eversource Energy	7,041	356
Exelon	8,683	292
FirstEnergy	8,630	302
Integrys Energy Group	5,064	365
NextEra Energy	2,892	301
NiSource	7,251	320
NRG Energy	11,693	294
Pepco Holdings	11,279	303
PG&E	6,354	337
Pinnacle West Capital	6,098	389
PPL	8,711	293
Public Service Enterprise Group	8,559	359
SCANA	4,876	268
Sempra Energy	2,911	318
Southern	8,324	369
TECO Energy	17,230	334
Wisconsin Energy	5,715	283
Xcel Energy	8,583	299

		9,424

Total Common Stock (Cost $53,209) ($ Thousands)		66,893

CORPORATE OBLIGATIONS (A) — 1.2%

Consumer Discretionary — 0.0%
Trustees of Dartmouth College
4.750%, 06/01/2019	$250	280
University of Southern California
5.250%, 10/01/2111	100	134

		414

Consumer Staples — 0.0%
Wal-Mart Stores
2.800%, 04/15/2016	300	307

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	167

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Energy — 0.1%
Chevron
4.950%, 03/03/2019	$150	$168
Exxon Mobil
3.176%, 03/15/2024	500	526
Shell International Finance BV
3.250%, 09/22/2015	250	253
Total Capital
3.000%, 06/24/2015	250	251
XTO Energy
6.750%, 08/01/2037	300	460
6.500%, 12/15/2018	750	879

		2,537

Financials — 0.9%
African Development Bank
2.500%, 03/15/2016	250	255
1.125%, 03/15/2017	200	202
0.875%, 03/15/2018	500	498
Andina de Fomento
4.375%, 06/15/2022	250	273
Asian Development Bank
5.593%, 07/16/2018	250	283
1.125%, 03/15/2017	150	151
0.500%, 06/20/2016	1,000	1,001
Australia & New Zealand Banking Group NY MTN
1.875%, 10/06/2017	250	254
Bank of Montreal MTN
1.400%, 09/11/2017	200	201
Bank of New York Mellon
3.550%, 09/23/2021	200	213
Berkshire Hathaway Finance
5.400%, 05/15/2018	250	281
Canadian Imperial Bank of Commerce
2.350%, 12/11/2015	250	253
CME Group
3.000%, 09/15/2022	100	104
Commonwealth Bank of Australia NY MTN
1.900%, 09/18/2017	150	153
Cooperatieve Centrale Raiffeisen-Boerenleenbank
3.375%, 01/19/2017	250	261
Council of Europe Development Bank MTN
1.500%, 02/22/2017	850	862
European Bank for Reconstruction & Development
1.500%, 03/16/2020	250	250
European Bank for Reconstruction & Development MTN
1.000%, 02/16/2017	600	605
0.750%, 09/01/2017	200	200

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

European Investment Bank
4.875%, 02/15/2036	$250	$336
1.000%, 12/15/2017	150	150
FMS Wertmanagement AoeR
1.000%, 11/21/2017	950	951
0.625%, 04/18/2016	750	752
General Electric Capital
0.850%, 10/09/2015	500	502
HSBC Holdings
5.100%, 04/05/2021	250	286
Inter-American Development Bank
7.000%, 06/15/2025	500	703
3.875%, 09/17/2019	350	388
1.125%, 03/15/2017	300	303
International Bank for Reconstruction & Development
4.750%, 02/15/2035	250	324
0.875%, 04/17/2017	450	453
International Finance
2.125%, 11/17/2017	750	770
1.750%, 09/04/2018	200	203
1.125%, 11/23/2016	750	755
1.000%, 04/24/2017	300	301
KFW
2.375%, 08/25/2021	500	519
0.875%, 09/05/2017	200	200
Landwirtschaftliche Rentenbank
1.875%, 09/17/2018	550	563
1.750%, 04/15/2019	200	204
1.375%, 10/23/2019	500	499
1.000%, 04/04/2018	200	200
0.875%, 09/12/2017	300	300
National Australia Bank Ltd.
1.600%, 08/07/2015	350	351
Nordic Investment Bank MTN
2.500%, 07/15/2015	200	201
1.000%, 03/07/2017	750	754
0.750%, 01/17/2018	200	199
0.500%, 04/14/2016	750	750
North American Development Bank
2.400%, 10/26/2022	200	198
Oesterreichische Kontrollbank MTN
1.125%, 07/06/2015	150	150
Svenska Handelsbanken
2.875%, 04/04/2017	200	207
Toronto-Dominion Bank
2.375%, 10/19/2016	250	256
Toyota Motor Credit MTN
3.400%, 09/15/2021	150	159
3.200%, 06/17/2015	100	101
Westpac Banking
4.875%, 11/19/2019	200	225
3.000%, 08/04/2015	250	252

		19,765

168	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount/Shares ($ Thousands)	Market Value ($ Thousands)

Health Care — 0.0%
Johns Hopkins University
5.250%, 07/01/2019	$18	$20
Johnson & Johnson
5.950%, 08/15/2037	300	415
3.375%, 12/05/2023	500	536
Novartis Securities Investment
5.125%, 02/10/2019	150	169
Sanofi
4.000%, 03/29/2021	150	165

		1,305

Industrials — 0.0%
3M MTN
5.700%, 03/15/2037	150	199

Information Technology — 0.2%
Google
3.625%, 05/19/2021	150	163
Microsoft
2.500%, 02/08/2016	350	356
2.125%, 11/15/2022	500	491
1.625%, 09/25/2015	1,250	1,258
0.875%, 11/15/2017	1,500	1,496

		3,764

Telecommunication Services — 0.0%
Nippon Telegraph & Telephone
1.400%, 07/18/2017	200	201

Utilities — 0.0%
Southern California Gas
5.125%, 11/15/2040	150	188

Total Corporate Obligations (Cost $28,446) ($ Thousands)		28,680

EXCHANGE TRADED FUND — 0.6%
iShares iBoxx Investment Grade Corporate Bond Fund	101,278	12,327

Total Exchange Traded Fund (Cost $11,613) ($ Thousands)		12,327

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Porsche Automobil Holding	342	34

Consumer Staples — 0.0%
Henkel & KGaA	1,296	152

Description	Shares/Face Amount (1) (Thousands)		Market Value ($ Thousands)

Materials — 0.0%
Fuchs Petrolub		1,520	$61

Total Preferred Stock (Cost $219) ($ Thousands)			247

		Number of Warrants

WARRANTS — 0.0%
Olam International, Strike Price: $1.291
Expires 12/31/17		4,698	—

Total Warrants (Cost $—) ($Thousands)			—

		Number of Rights

RIGHTS — 0.0%
Safeway CVR - Casa Ley		2,823	3
Safeway CVR - PDC		2,823	—
Telefonica
Expires 04/16/15		18,046	3

Total Rights (Cost $—) ($Thousands)			6

CASH EQUIVALENT — 33.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††		715,177,907	715,178

Total Cash Equivalent (Cost $715,178) ($ Thousands)			715,178

TIME DEPOSITS — 21.1%
Brown Brothers Harriman
2.950%, 04/01/2015	NZD	22	17
1.462%, 04/01/2015	AUD	97	74
0.350%, 04/01/2015	NOK	46	6
0.100%, 04/01/2015	CAD	33	26
0.074%, 04/01/2015	GBP	925	1,373
0.030%, 04/01/2015 (A)		450,117	450,117
0.005%, 04/01/2015	SGD	6	4
0.005%, 04/01/2015	HKD	177	23
0.005%, 04/01/2015	JPY	6,142	51
(0.100)%, 04/01/2015 @	DKK	77	11
(0.198)%, 04/01/2015 @	EUR	1,575	1,692
(0.270)%, 04/01/2015 @	SEK	99	12
(1.000)%, 04/01/2015 @	CHF	30	30

Total Time Deposits (Cost $453,436) ($ Thousands)			453,436

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	169

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 18.3%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	$597	$877
3.625%, 04/15/2028	814	1,147
2.625%, 07/15/2017	677	735
2.500%, 07/15/2016	1,537	1,614
2.500%, 01/15/2029	714	912
2.375%, 01/15/2017	232	246
2.375%, 01/15/2025	1,325	1,606
2.375%, 01/15/2027	1,133	1,644
2.125%, 01/15/2019	15,784	17,376
2.125%, 02/15/2041	1,138	1,533
2.000%, 01/15/2016	177	181
2.000%, 01/15/2026	453	537
1.875%, 07/15/2015	383	388
1.875%, 07/15/2019	1,318	1,453
1.750%, 01/15/2028	640	749
1.375%, 07/15/2018	1,804	1,931
1.375%, 01/15/2020	943	1,020
1.250%, 07/15/2020	1,237	1,341
1.125%, 01/15/2021	1,957	2,101
0.750%, 02/15/2042	1,500	1,517
0.625%, 07/15/2021	2,261	2,369
0.625%, 01/15/2024	29,247	30,463
0.500%, 04/15/2015	821	822
0.375%, 07/15/2023	26,211	26,877
0.250%, 01/15/2025	1,184	1,192
0.125%, 04/15/2016	872	881
0.125%, 04/15/2017	669	681
0.125%, 04/15/2018	79,011	80,604
0.125%, 04/15/2019	74,605	75,986
0.125%, 01/15/2022	2,478	2,499
0.125%, 07/15/2022	965	975
0.125%, 01/15/2023	19,273	19,356
0.125%, 07/15/2024	24,213	24,203
U.S. Treasury Bills (A) (C)
0.071%, 06/04/2015	42,750	42,749
0.067%, 05/28/2015	42,750	42,748
0.027%, 05/14/2015	1,100	1,100

Total U.S. Treasury Obligations (Cost $389,240) ($ Thousands)		392,413

Total Investments — 95.0% (Cost $2,037,257) ($ Thousands)		$2,038,999

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Amsterdam Index	89	Apr-2015	$(107)
Australian 3-Year Bond	1,282	Jun-2015	2,835
CAC40 10 Euro	471	Apr-2015	50
Canadian 10-Year Bond	990	Jun-2015	425
Dax Index	97	Jun-2015	(115)

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	1,495	Jun-2015	$418
Euro-Bobl	116	Jun-2015	20
Euro-BTP Future	375	Jun-2015	405
Euro-Bund	1,348	Jun-2015	1,517
Euro-Buxl 30 Year Bond	35	Jun-2015	375
Euro-Schatz	487	Jun-2015	32
FTSE 100 Index	597	Jun-2015	(234)
FTSE/JSE Top 40 Index	476	Jun-2015	(96)
Hang Seng Index	79	Apr-2015	159
H-shares Index	371	Apr-2015	1,076
IBEX 35 Plus Index	124	Apr-2015	485
Japanese 10-Year Bond	2,161	Jun-2015	(448)
KOSPI 200 Index	314	Jun-2015	518
Long Gilt 10-Year Bond	953	Jun-2015	3,472
MSCI Emerging Index E-MINI	888	Jun-2015	1,542
OMX Index	68	Apr-2015	(11)
Russell 2000 Index E-MINI	601	Jun-2015	947
S&P 500 Index EMINI	3,758	Jun-2015	(1,153)
S&P Composite Index	29	Jun-2015	(56)
S&P Mid 400 Index E-MINI	259	Jun-2015	403
S&P TSE 60 Index	193	Jun-2015	(16)
SGX S&P CNX Nifty Index	352	Apr-2015	(93)
SPI 200 Index	262	Jun-2015	270
Taiwan Index	378	Apr-2015	(63)
Topix Index	598	Jun-2015	894
U.S. 10-Year Treasury Note	3,337	Jun-2015	4,332
U.S. 2-Year Treasury Note	153	May-2015	82
U.S. 5-Year Treasury Note	13	Jun-2015	16
U.S. Ultra Long Treasury Bond	271	Jun-2015	565
Bloomberg Commodity Total Return Index	377	Jun-2015	4
Brent Crude Penultimate***	89	May-2015	(203)
Cocoa***	111	Jul-2015	(254)
Cocoa***	147	May-2015	(148)
Cocoa***	23	Sep-2015	(57)
Coffee ‘C’***	85	May-2015	(1,008)
Copper***	63	May-2015	198
Corn***	131	Jul-2015	(124)
Cotton No. 2***	86	Jul-2015	(82)
Cotton No. 2***	58	May-2015	38
Feeder Cattle***	66	Aug-2015	—
Feeder Cattle***	7	May-2015	18
Gas Oil ICE***	31	Jul-2015	(115)
Gasoline RBOB***	16	May-2015	(35)
Gold***	348	Jun-2015	(578)
Goldman Sachs Index***	20	Apr-2015	(80)
Heating Oil***	36	May-2015	(2)
Lean Hogs	239	Jun-2015	(536)
Live Cattle***	95	Jun-2015	141
Live Cattle***	270	Sep-2015	702
LME Copper***	147	Sep-2015	800
LME Lead***	34	Sep-2015	20
LME Nickel***	42	Jun-2015	(387)
LME Nickel***	17	Sep-2015	(181)
LME Primary Aluminum***	134	Jun-2015	(62)
LME Primary Aluminum***	446	Sep-2015	32
LME Zinc***	86	Jun-2015	50
LME Zinc***	165	Sep-2015	173
Natural Gas***	193	May-2015	(276)
Silver***	178	May-2015	(115)
Soybean***	216	Jul-2015	(87)
Soybean Meal***	113	Jul-2015	(180)
Soybean Meal***	59	May-2015	(21)
Soybean Oil***	118	Jul-2015	(176)
Soybean Oil***	65	May-2015	(59)
Sugar #11***	498	Apr-2015	(1,201)
Sugar #11***	60	Jun-2015	(186)
Wheat***	159	Jul-2015	(298)
WTI Crude Oil***	5	May-2015	(11)

			$14,160

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

170	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

A list of the open forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/6/15-6/17/15	USD	9,129	SGD	12,589	$34
4/7/15	USD	57	NZD	76	—
4/7/15-6/17/15	USD	23,595	EUR	21,084	(929)
4/28/15	AUD	8,900	USD	6,932	146
4/28/15	CAD	11,200	USD	8,964	122
4/28/15	JPY	2,044,600	USD	17,142	84
4/28/15	USD	56	JPY	6,674	—
4/28/15-6/17/15	CHF	4,548	USD	4,715	25
4/28/15-6/17/15	EUR	376,802	USD	412,398	7,366
4/28/15-6/17/15	GBP	60,839	USD	92,800	2,532
4/28/15-6/17/15	HKD	50,394	USD	6,498	(2)
6/17/15	CNH	12,000	USD	1,893	(24)
6/17/15	HUF	477,300	USD	1,665	(43)
6/17/15	KRW	8,863,300	USD	7,821	(169)
6/17/15	MXP	11,200	USD	727	(4)
6/17/15	PLN	6,100	USD	1,571	(34)
6/17/15	SGD	400	USD	289	(2)
6/17/15	TRY	2,200	USD	845	14
6/17/15	USD	25,605	BRL	81,700	(621)
6/17/15	USD	105	CAD	131	(1)
6/17/15	USD	1,236	CHF	1,216	21
6/17/15	USD	41,104	CNH	260,800	556
6/17/15	USD	10,502	GBP	6,819	(387)
6/17/15	USD	1,699	HKD	13,191	2
6/17/15	USD	32,067	HUF	8,843,100	(417)
6/17/15	USD	7,473	INR	474,300	(20)

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
6/17/15	USD	45,499	KRW	50,798,100	$291
6/17/15	USD	24,695	MXP	377,800	(22)
6/17/15	USD	35,612	PLN	133,800	(402)
6/17/15	USD	40,610	TRY	108,300	287
6/17/15	USD	26,538	ZAR	320,700	(400)
6/17/15	ZAR	6,600	USD	529	(9)

					$7,994

For the period ended March 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of New York	$(36,162)	$38,267	$2,105
Barclays PLC	(2,321)	2,384	63
Brown Brothers Harriman	(6,489)	6,488	(1)
Citigroup	(330,734)	333,465	2,731
Credit Suisse First Boston	(400,577)	401,799	1,222
JPMorgan Chase Bank	(7,434)	7,534	100
Northern Trust Company	(69,287)	69,964	677
State Street	(27,364)	28,461	1,097

			$7,994

A list of open OTC swap agreements held by the Fund at March 31, 2015, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	Taiex Futures Index	Negative Price Return	Positve Price Return	04/15/15	TWD	6,737	$(20)
JPMorgan Chase Bank	Bovespa Index	Negative Price Return	Positve Price Return	04/16/15	BRL	17,560	103
Bank of America	Taiwan Index	Negative Price Return	Positve Price Return	04/29/15	TWD	16,732	(269)
Bank of America	H-Shares Index	Negative Price Return	Positve Price Return	04/30/15	HKD	25,811	813
JPMorgan Chase Bank	H-Shares Index	Negative Price Return	Positve Price Return	04/30/15	HKD	1,678	51
Bank of America	Hang Seng Index	Negative Price Return	Positve Price Return	04/30/15	HKD	10,137	167
Bank of America	SGX S&P CNX Nifty Index	Negative Price Return	Positve Price Return	04/30/15		9,000	(126)
Bank of America	Canadian 10-Year Bond	Negative Price Return	Positve Price Return	06/01/15	CAD	2,029	10
Bank of America	Long Gilt 10-Year Bond	Negative Price Return	Positve Price Return	06/01/15		7,170	138
Bank of America	U.S. Treasury 10-Year Note	Negative Price Return	Positve Price Return	06/01/15		588,070	5,786
Bank of America	Euro-Bund	Negative Price Return	Positve Price Return	06/10/15	EUR	111,853	1,147
JPMorgan Chase Bank	Swiss Market Index	Negative Price Return	Positve Price Return	06/19/15	CHF	23,353	(166)
Citigroup	Soybean Oil***	Negative Price Return	Positve Price Return	05/01/15		2,097	(86)
BoA Merrill Lynch	Soybean Oil***	Negative Price Return	Positve Price Return	05/01/15		2,243	(95)
Citigroup	Soybean Meal***	Negative Price Return	Positve Price Return	05/01/15		719	15
BoA Merrill Lynch	Soybean Meal***	Negative Price Return	Positve Price Return	05/01/15		2,255	44
Barclays	Brent Crude Penultimate***	Negative Price Return	Positve Price Return	05/15/15		4,834	(490)
Citigroup	Brent Crude Penultimate***	Negative Price Return	Positve Price Return	05/15/15		11,860	(1,076)
Citibank	WTI Crude***	Negative Price Return	Positve Price Return	06/01/15		18,404	(865)
Citigroup	Natural Gas***	Negative Price Return	Positve Price Return	06/01/15		2,180	(85)
Deutsche Bank	Heating Oil***	Negative Price Return	Positve Price Return	06/06/15		2,956	(134)
Deutsche Bank	Unleaded Gasoline RBOB***	Negative Price Return	Positve Price Return	06/06/15		2,659	(89)
Deutsche Bank	Lean Hogs***	Negative Price Return	Positve Price Return	06/16/15		1,577	(2)
BoA Merrill Lynch	Lean Hogs***	Negative Price Return	Positve Price Return	06/16/15		1,637	2
Barclays	Gasoil***	Negative Price Return	Positve Price Return	06/16/15		1,208	(37)
BoA Merrill Lynch	Gasoil***	Negative Price Return	Positve Price Return	06/16/15		3,833	(133)
BoA Merrill Lynch	Live Cattle***	Negative Price Return	Positve Price Return	06/18/15		7,738	361
Citigroup	Corn***	Negative Price Return	Positve Price Return	07/01/15		96	(5)
BoA Merrill Lynch	Corn***	Negative Price Return	Positve Price Return	07/01/15		6,186	(318)
Citibank	Soybean***	Negative Price Return	Positve Price Return	07/01/15		4,351	(20)
BoA Merrill Lynch	Soybean***	Negative Price Return	Positve Price Return	07/01/15		4,498	(12)
BoA Merrill Lynch	Wheat***	Negative Price Return	Positve Price Return	07/01/15		514	(13)

							$4,596

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	171

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Concluded)

March 31, 2015

A list of open centrally cleared swap agreements held by the Fund at March 31, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank	2.25%	3-Month USD - LIBOR	06/17/2020	$75,379	$881
JPMorgan Chase Bank	1.25%	3-Month USD - LIBOR	06/17/2017	208,088	786

					$1,667

For the period ended March 31, 2015 , the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,145,628 ($Thousands).

(1)	In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2015.

***	Futures and swap contracts held by Accumulation Commodity Strategy Subsidiary, Ltd. as of March 31, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

@	Rate is negative due to the decrease in the value of the foreign currency against the U.S. Dollar.

(A)	Security, or portion thereof, is held by Accumulation Commodity Strategy Subsidiary, Ltd. as of March 31, 2015.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

Cl — Class

CAD — Canadian Dollar

CHF — Swiss Franc

CNH — Chinese Renminbi

DKK — Denmark Krone

EUR — Euro

FTSE — Financial Times Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

HUF — Hungarian Forint

INR — Indian Rupee

JPY — Japanese Yen

JSE — Johannesburg Stock Exchange

KRW — Korean wan

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

NOK — Norwegian Krone

NZD — New Zealand Dollar

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXP — Mexican Peso

PLC — Public Limited Company

PLN — Polish Zloty

RBOB — Reformulated Blendstock for Oxygenate Blending

S&P — Standard & Poor’s

SEK — Swedish Krona

SGD — Singapore Dollar

SGX — Singapore Exchange

TSE — Tokyo Stock Exchange

TRY — Turkish New Lira

TWD — Taiwanese Dollar

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$3,131	$268,880	$—	$272,011
Foreign Common Stock	97,801	—	7	97,808
Common Stock	66,893	—	—	66,893
Corporate Obligations	—	28,680	—	28,680
Exchange Traded Funds	12,327	—	—	12,327
Preferred Stock	247	—	—	247
Warrant	—	—	—	—
Rights	6	—	—	6
Cash Equivalent	715,178	—	—	715,178
Time Deposits	—	453,436	—	453,436
U.S. Treasury Obligations	—	392,413	—	392,413

Total Investments in Securities	$895,583	$1,143,409	$7	$2,038,999

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$23,014	$—	$—	$23,014
Unrealized Depreciation	(8,854)	—	—	(8,854)
Forwards*
Unrealized Appreciation	—	11,480	—	11,480
Unrealized Depreciation	—	(3,486)	—	(3,486)
OTC Swaps*
Total Return Swaps
Unrealized Appreciation	—	8,637	—	8,637
Unrealized Depreciation	—	(4,041)	—	(4,041)
Centrally Cleared Swaps*
Interest Rate Swaps
Unrealized Appreciation	—	1,667	—	1,667

Total Other Financial Instruments	$14,160	$14,257	$—	$28,417

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designed as “— “are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.

172	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COLLATERALIZED DEBT OBLIGATIONS — 23.4%

Financials — 0.1%
Covenant Credit Partners CLO, Ser 2014-1A, Cl C
3.177%, 07/20/26	$500	$479
WhiteHorse II
0.000%, 06/15/17 (A) (B)	11	—

		479

Other Asset-Backed Securities — 23.3%
ACA CLO, Ser 2007-1A, Cl C
1.181%, 06/15/22 (B) (C)	1,650	1,589
ACAS CLO, Ser 2012-1AR, Cl CR
3.497%, 09/20/23 (B) (C)	2,500	2,501
ACAS CLO, Ser 2013-1A, Cl C
3.007%, 04/20/25	1,000	964
ACIS CLO, Ser 2013-1A, Cl D
4.731%, 04/18/24 (B) (C)	800	800
ACIS CLO, Ser 2013-2A, Cl D
4.080%, 10/14/22 (B) (C)	1,100	1,093
AMMC CLO XI, Ser 2012-11A
0.000%, 10/30/23 (A) (B)	2,100	1,278
AMMC CLO XIV, Ser 2014-14A, Cl A3L
3.030%, 07/27/26 (B) (C)	1,000	969
Ares XXV CLO, Ser 2012-3A
0.000%, 01/17/24 (A) (B)	750	504
Ares XXVI CLO, Ser 2013-1A
0.000%, 04/15/25 (A) (B)	1,500	1,019
Ares XXVI CLO, Ser 2013-1A, Cl C
3.003%, 04/15/25 (B) (C)	750	733
Ares XXVI CLO, Ser 2013-1X
0.000%, 04/15/25 (A)	500	340

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Atlas Senior Loan Fund, Ser 2013-2A, Cl A3L
2.957%, 02/17/26	$1,350	$1,304
Atlas Senior Loan Fund II, Ser 2012-2A
0.000%, 01/30/24 (A) (B)	950	757
Avery Point III CLO, Ser 2013-3X, Cl COM
0.694%, 01/18/25 (A)	3,000	2,798
Babson CLO, Ser 2012-2A
2.389%, 05/15/23 (A) (B)	3,000	2,273
Babson CLO, Ser 2014-IA
0.787%, 07/20/25 (B)	2,400	1,902
Battalion CLO, Ser 2007-1A, Cl D
2.380%, 07/14/22 (B) (C)	1,900	1,870
Black Diamond CLO Delaware, Ser 2005-2A, Cl D
2.032%, 01/07/18 (B) (C)	1,800	1,750
Black Diamond CLO Luxembourg, Ser 2007-1A, Cl C
0.943%, 04/29/19 (B) (C)	1,100	1,034
BlackRock Senior Income, Ser 2004-1A, Cl BSIS
0.000%, 09/15/16 (A) (B) (F)	950	—
Callidus Debt Partners CLO Fund VI, Ser 2007-6A, Cl B
1.481%, 10/23/21 (B) (C)	500	480
Carlyle Global Market Strategies CLO, Ser 2012-3A
0.000%, 10/14/24 (A) (B)	750	623
Carlyle Global Market Strategies CLO, Ser 2014-2AR, Cl DR
4.157%, 07/20/23 (B) (C)	1,000	992
Cedarwoods CRE CDO, Ser 2006-1A, Cl A3
0.460%, 07/25/51	2,827	2,557
Cent CLO 16, Ser 2014-16AR, Cl BR
3.500%, 08/01/24 (B) (C)	2,500	2,500
Cerberus Offshore Levered I CLO, Ser 2012-1A, Cl C
6.241%, 11/30/18 (B) (C)	300	300
Cerberus Onshore II CLO, Ser 2014-1A, Cl C
3.753%, 10/15/23 (B) (C)	250	244
3.626%, 10/15/23 (B) (C)	750	732
Cerberus Onshore II CLO, Ser 2014-1A, Cl D
4.426%, 10/15/23 (B) (C)	750	717
4.253%, 10/15/23 (B) (C)	250	237
COA Summit CLO, Ser 2014-1A, Cl C
4.081%, 04/20/23 (B) (C)	500	501

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	173

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ColumbusNova CLO, Ser 2007-1A, Cl D
1.582%, 05/16/19 (B) (C)	$1,500	$1,450
Connecticut Valley Structured Credit CDO III, Ser 2006-3A, Cl A3A
0.915%, 03/23/23 (B) (C)	500	484
Copper River CLO, Ser 2007-1A, Cl INC
0.000%, 01/20/21 (A) (B)	3,000	1,541
DIVCORE CLO, Ser 2013-1A, Cl B
4.069%, 11/15/32	750	754
Diversified Asset Securitization Holdings II, Ser 2000-1A, Cl A1L
0.724%, 09/15/35 (B) (C)	153	150
Dryden 37 Senior Loan Fund, Ser 2015-37A, Cl Q
0.216%, 04/15/27 (A) (B)	1,000	971
Dryden 37 Senior Loan Fund, Ser 2015-37A
0.645%, 04/15/27 (A) (B)	1,100	1,004
Dryden XXIII Senior Loan Fund, Ser 2014-23RA, Cl BR
3.181%, 07/17/23 (B) (C)	1,750	1,750
Duane Street CLO II, Ser 2006-2A, Cl E
3.982%, 08/20/18 (B) (C)	1,250	1,220
Finn Square CLO, Ser 2012-1A
0.000%, 12/24/23 (A) (B)	1,000	709
Flagship CLO VI, Ser 2007-1A, Cl D
2.665%, 06/10/21 (B) (C)	2,000	1,971
Fortress Credit Opportunities III CLO, Ser 2014-3A, Cl C
3.504%, 04/28/26 (B) (C)	2,500	2,414
Fortress Credit Opportunities V CLO, Ser 2014-5A, Cl D
4.734%, 10/15/26 (B) (C)	1,000	945
Fortress Credit Opportunities V CLO, Ser 2014-5A, Cl C
3.784%, 10/15/26 (B) (C)	2,250	2,219
Fortress Credit Opportunities VI CLO, Ser 2015-6A, Cl D
5.269%, 10/10/26 (B) (C)	1,000	963
Galaxy XIX CLO, Ser 2015-19A, Cl COMB
0.000%, 01/24/27 (A) (B)	1,000	943
Gallatin CLO VII, Ser 2014-1A, Cl D
3.991%, 07/15/23 (B) (C)	500	493
Garrison Funding, CLO, Ser 2013-2A, Cl B
4.882%, 09/25/23 (B) (C)	250	248

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Global Leveraged Capital Credit Opportunity Fund, Ser 2006-1A, Cl C
1.231%, 12/20/18 (B) (C)	$1,550	$1,528
Golub Capital Partners CLO, Ser 2014-10AR, Cl CR
3.181%, 10/20/21 (B) (C)	1,500	1,494
Golub Capital Partners CLO, Ser 2014-18A, Cl C
0.373%, 04/25/26 (B) (C)	600	583
Golub Capital Partners CLO, Ser 2014-18A, Cl D
4.234%, 04/25/26 (B) (C)	300	277
Golub Capital Partners CLO, Ser 2014-21A, Cl C
3.533%, 10/25/26 (B) (C)	1,200	1,156
Golub Capital Partners CLO, Ser 2015-24A, Cl C
4.019%, 02/05/27 (B) (C) (F)	2,000	2,000
Gramercy Park CLO, Ser 2012-1A
2.254%, 07/17/23 (A) (B)	1,100	943
Gramercy Park CLO, Ser 2014-1AR, Cl BR
3.183%, 07/17/23 (B) (C)	2,700	2,700
Gramercy Park CLO, Ser 2014-1AR, Cl CR
4.283%, 07/17/23 (B) (C)	600	598
Gramercy Real Estate CDO, Ser 2007-1A, Cl A1
0.512%, 08/15/56 (B) (C)	3,588	3,233
Grayson CLO, Ser 2006-1A, Cl A2
0.642%, 11/01/21 (B) (C)	700	653
Great Lakes CLO, Ser 2012-1A
0.000%, 01/15/23 (A) (B)	1,000	720
Great Lakes CLO, Ser 2014-1A, Cl D
4.431%, 04/15/25 (B) (C)	500	465
Great Lakes CLO, Ser 2014-1A, Cl C
3.931%, 04/15/25 (B) (C)	2,500	2,448
Greywolf CLO III, Ser 2014-1A, Cl B
3.080%, 04/22/26 (B) (C)	750	726
GSC Partners CDO Fund V, Ser 2004-5A
0.000%, 11/20/16 (A) (B)	2	—
Halcyon Loan Investors CLO II, Ser 2007-2A, Cl C
1.656%, 04/24/21 (B) (C)	500	483
Helios Series I Multi Asset, Ser 2001-1A, Cl B
1.188%, 12/13/36 (B) (C)	1,025	962

174	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Highland Park CDO I, Ser 2006-1A, Cl A1
0.563%, 11/25/51 (B) (C)	$1,402	$1,339
Katonah, Ser 2007-10A, Cl D
2.262%, 04/17/20 (B) (C)	500	492
Kingsland CLO III, Ser 2006-3A, Cl C1
1.833%, 08/24/21 (B) (C)	1,350	1,287
KKR Financial CLO, Ser 2007-1A, Cl D
2.482%, 05/15/21 (B) (C)	2,600	2,589
KVK CLO, Ser 2013-1A
0.000%, 04/14/25 (A) (B)	3,500	2,499
KVK CLO, Ser 2014-1A, Cl C
3.132%, 05/15/26 (B) (C)	1,000	967
KVK CLO, Ser 2014-2A, Cl C
3.231%, 07/15/26 (B) (C)	1,000	970
Lime Street CLO, Ser 2007-1A, Cl D
2.747%, 06/20/21 (B) (C)	750	724
Marathon CLO II, Ser 2005-2A, Cl INC
0.000%, 12/20/19 (A) (B)	750	88
Marathon CLO, Ser 2014-6A, Cl B
3.108%, 05/13/25	1,000	970
MCF CLO III, Ser 2013-3A, Cl D
3.462%, 01/20/24 (C)	250	229
MCF CLO IV, Ser 2014-1A, Cl E
6.197%, 10/15/25 (B) (C)	500	449
Mountain Hawk II CLO, Ser 2013-2A, Cl C
2.831%, 07/22/24 (B) (C)	1,000	951
Mountain Hawk II CLO, Ser 2013-2A, Cl D
3.381%, 07/22/24 (B) (C)	1,000	901
MT Wilson CLO II, Ser 2007-2A, Cl D
3.002%, 07/11/20 (B) (C)	3,000	2,961
MWAM CBO, Ser 2001-1A, Cl C1
5.105%, 01/30/31 (B) (C)	2,117	1,978
MWAM CBO, Ser 2001-1A, Cl C2
14.092%, 01/30/31 (B)	1,631	1,788
Neuberger Berman CLO, Ser 2012-12A
0.419%, 07/25/23 (B)	3,200	2,181
Neuberger Berman CLO, Ser 2012-12AR, Cl CR
3.356%, 07/25/23	2,000	1,990
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl D
4.614%, 07/25/25 (B) (C)	750	698
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl C1
3.664%, 07/25/25 (B) (C)	1,000	958

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Newstar Commercial Loan Funding, Ser 2013-1A, Cl D
4.783%, 09/20/23 (B) (C)	$600	$583
Newstar Commercial Loan Funding, Ser 2013-1A, Cl E
5.533%, 09/20/23 (B) (C)	250	247
Newstar Commercial Loan Trust, Ser 2007-1A, Cl C
1.562%, 09/30/22 (B) (C)	500	476
Newstar Trust, Ser 2012-2A, Cl D
6.481%, 01/20/23 (B) (C)	500	505
Northwoods Capital VII CDO, Ser 2006-7A, Cl E
3.757%, 10/22/21 (B) (C)	300	300
N-Star CDO VIII, Ser 2006-8A, Cl A1
0.475%, 02/01/41	1,833	1,751
N-Star CDO VIII, Ser 2006-8A, Cl A2
0.515%, 02/01/41 (B) (C)	1,000	902
Oaktree EIF II, Ser 2014-A2, Cl C
0.218%, 11/15/25 (B) (C)	1,000	994
OCP CLO, Ser 2014-6A, Cl B
3.224%, 07/17/26 (B) (C)	1,000	988
Octagon Loan Funding, Ser 2014-1A
1.124%, 11/18/26 (B)	1,000	756
Palmer Square CLO, Ser 2014-1A, Cl B
2.778%, 10/17/22 (B) (C)	1,000	976
Pangaea CLO, Ser 2007-1A, Cl B
1.231%, 10/21/21 (B) (C)	500	487
Primus CLO II, Ser 2007-2A, Cl C
1.203%, 07/15/21 (B) (C)	1,500	1,455
Putnam Structured Product Funding CDO, Ser 2002-1A, Cl A2
0.855%, 01/10/38	997	929
Race Point CLO, Ser 2007-4A, Cl D
2.232%, 08/01/21 (B) (C)	750	744
Race Point CLO, Ser 2011-5AR, Cl DR
3.991%, 12/15/22	1,600	1,597
RAIT CRE CDO I, Ser 2006-1X, Cl A1B
0.485%, 11/20/46 (C)	2,321	2,136
Rockwall CDO II, Ser 2007-1A, Cl A1LB
0.782%, 08/01/24 (B) (C)	3,400	3,170
Rockwall CDO, Ser 2006-1A, Cl A2L
0.882%, 08/01/21 (B) (C)	200	190

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	175

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rockwall CDO, Ser 2006-1A, Cl A1LB
0.732%, 08/01/21 (B) (C)	$1,700	$1,659
Salus CLO, Ser 2012-1AN, Cl DN
6.985%, 03/05/21	250	247
Shackleton CLO, Ser 2012-2A, Cl D
4.307%, 10/20/23	1,000	990
Steele Creek CLO, Ser 2014-1A, Cl C
3.434%, 08/21/26 (B) (C)	500	488
Suane Street CLO, Ser 2007-4A, Cl D
2.507%, 11/14/21	1,850	1,800
TCW Global Project Fund II, Ser 2004-1A, Cl A2A
1.581%, 06/15/16 (B) (C) (F)	131	126
TCW Global Project Fund III, Ser 2005-1A, Cl A1
0.884%, 09/01/17 (B) (C) (F)	717	695
TCW Global Project Fund III, Ser 2005-1A, Cl A2
1.084%, 09/01/17 (B) (C) (F)	500	475
Telos CLO, Ser 2013-3A, Cl D
4.478%, 01/17/24 (B) (C)	1,050	1,036
Telos CLO, Ser 2014-6A, Cl C
3.233%, 01/17/27 (B) (C)	3,000	2,923
TICP CLO II, Ser 2014-2A, Cl B
3.234%, 07/20/26 (B) (C)	600	589
Treman Park CLO, Ser 2015-1A, Cl COM
0.000%, 04/20/27 (A) (B)	3,000	2,880
Tricadia CDO, Ser 2006-6A, Cl A2L
0.988%, 11/05/41 (B) (C)	550	536
Venture XIV CLO, Ser 2013-14A, Cl C
2.988%, 08/28/25 (B) (C)	500	485
Venture XV CLO, Ser 2013-15A, Cl C
3.331%, 07/15/25 (B) (C)	250	247
Vibrant CLO II, Ser 2013-2A, Cl B
3.006%, 07/24/24 (B) (C)	1,000	961
West CLO, Ser 2013-1A
2.907%, 11/07/25 (B)	1,350	917
West CLO, Ser 2013-1A, Cl B
3.132%, 11/07/25 (B) (C)	1,000	973
West Coast Funding, Ser 2006-1A, Cl A1A
0.374%, 11/02/41 (B) (C)	453	450

		141,231

Total Collateralized Debt Obligations (Cost $145,721) ($ Thousands)		141,710

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 20.6%
1-800 Contacts, Term Loan, 1st Lien
4.250%, 01/29/21	$695	$692
AABS, Bridge Term Loan
4.875%, 01/15/38 (F)	875	890
ABG Intermediate Holdings 2, Cov-Lite, 1st Lien
5.500%, 05/27/21	496	497
Acosta HoldCo
0.000%, 09/26/19 (D) (E)	2,000	(2)
Active Network, 1st Lien Term Loan
5.500%, 11/13/20	471	469
Advantage Sales and Marketing, 1st Lien
4.250%, 07/23/21	1,594	1,592
Advantage Sales and Marketing, Revolver Loan
0.500%, 07/25/19	375	(52)
Advantage Sales, 1st Lien
4.250%, 07/23/21 (D) (E)	2	2
Aircell Business Aviation Services, 1st Lien
7.500%, 03/21/18	248	238
Akorn, 1st Lien Term Loan B
4.500%, 04/16/21	549	550
Albertsons Holdings, 1st Lien
5.500%, 08/25/21	2,500	2,520
Alexander Mann Solutions, 1st Lien
5.750%, 12/20/19	347	343
AlliedBarton Security Services, Term Loan, 1st Lien
4.250%, 02/12/21	909	908
AmWINS Group, 1st Lien Term Loan B
5.250%, 09/06/19	47	48
AmWINS Group, Cov-Lite, 1st Lien
5.250%, 09/06/19	101	102
ANVC Merger, 1st Lien Term Loan
5.500%, 02/18/21	495	494
Araren, 2nd Lien Term Loan
9.250%, 08/18/21	500	495
Arctic Glacier, Cov-Lite, 1st Lien
6.000%, 05/10/19	312	309
Aspect Software
7.000%, 05/07/16	552	549
Assured Partners, 1st Lien Term Loan
4.500%, 04/02/21	549	547

176	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Assured Partners, 2nd Lien Term Loan
7.750%, 04/02/22	$100	$96
Atkore, Cov-Lite, 1st Lien Term Loan
4.500%, 04/09/21	1,294	1,281
Atkore, Cov-Lite, 2nd Lien Term Loan
7.750%, 10/09/21	350	338
Avaya
6.500%, 03/31/18	1,615	1,610
Avaya, Term Loan B3
4.672%, 10/26/17	1,905	1,873
BJ’s Wholesale Club
4.500%, 09/26/19	1,615	1,614
Bonne Terre Limited Sky, Cov-lite 1st Lien
6.500%, 02/09/22	650	961
Brickman Group Holdings, 1st Lien Term Loan
4.000%, 12/18/20	1,194	1,188
California Pizza Kitchen, Term Loan
5.250%, 03/29/18	235	229
CAMP Systems, Cov-Lite, 1st Lien Term Loan
4.750%, 05/31/19	148	149
CAMP Systems, Cov-Lite, 2nd Lien Term Loan
8.250%, 11/29/19	200	200
Capital Automotive
6.000%, 04/30/20	210	213
Carcore National, 1st Lien Term Loan
5.500%, 03/05/21	2,691	2,704
Castlelake Aircraft Securitization Trust, Ser 2014-1, Cl B
7.500%, 02/15/29	1,713	1,709
Castlelake Aircraft Securitization Trust, Ser 2014-1, Cl A1
5.250%, 02/15/29	2,570	2,551
Cengage Learning Acquisitions, 1st Lien Term Loan
7.000%, 03/31/20	893	896
Ceridian HCM Holding, 1st Lien
4.500%, 09/15/20	465	458
Ceva Group PLC, 1st Lien Term Loan
6.500%, 03/19/21	1,126	1,051
Ceva Intercompany BV, 1st Lien Term Loan
6.500%, 03/19/21	482	451
Ceva Logistics, 1st Lien Term Loan
6.500%, 03/19/21	83	78

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CHG Healthcare Services, 1st Lien
4.250%, 11/19/19	$732	$734
CompuCom Systems, Term Loan
4.250%, 05/07/20	931	865
Connolly, Cov-Lite, 1st Lien Term Loan
5.000%, 05/14/21	1,493	1,499
CPM Holdings, 1st Lien
6.250%, 08/29/17	320	320
CPM Holdings, 2nd Lien
10.250%, 03/01/18	200	200
CTI Foods, 1st Lien Term Loan
4.500%, 06/12/20	199	198
CTI Foods, 2nd Lien Term Loan
8.250%, 06/28/21	400	393
Cumulus Media, 1st Lien
4.250%, 12/23/20	497	488
Cunningham Lindsey, Cov-Lite, 1st Lien
5.000%, 12/10/19	196	193
Deltek Systems, 1st Lien Term Loan
4.500%, 10/10/18	432	432
Dematic, Cov-Lite, 1st Lien
4.250%, 12/28/19	1,228	1,224
Diamond Foods, Cov-Lite, 1st Lien
4.250%, 08/20/18	1,092	1,090
DJO Finance, 1st Lien
4.250%, 09/15/17	245	245
Doncaster PLC, 2nd Lien Term Loan
9.500%, 10/09/20	138	137
Endurance International, 1st Lien
5.000%, 11/09/19	786	789
Equinox Fitness Club, Term Loan B
5.000%, 01/31/20	673	675
Evergreen Skillsoft, 1st Lien
5.750%, 04/28/21	507	501
EXE Castle, 2nd Lien Term Loan
7.250%, 04/05/21	150	141
Exopack, Cov-Lite, 1st Lien Term Loan B
5.250%, 05/08/19	198	199
Expert Global
8.000%, 04/02/18	447	446
Expro Holdings, 1st Lien
5.750%, 09/02/21	698	593
EyeMart Express
5.000%, 12/16/21	1,000	1,005

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	177

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fender Musical Instruments, 1st Lien Term Loan
5.750%, 04/03/19	$221	$221
Filtration Group, Cov-Lite, 1st Lien
4.500%, 11/20/20	396	398
First Advantage, 2nd Lien Term Loan
10.500%, 08/28/19 (F)	150	149
First Advantage, Cov-Lite, Term Loan B
6.250%, 02/13/19	688	683
First Data, 1st Lien Extended Term Loan
4.168%, 03/24/21	700	702
First Data, 1st Lien Term Loan
3.672%, 03/23/18	780	779
Fitness International
5.500%, 07/01/20	697	648
Flakt Woods Group Hybrid Term Loan, 2nd Lien
4.751%, 03/20/17	654	688
Fleetpride, 1st Lien
5.250%, 11/19/19	160	158
Flexera Software, Cov-Lite, 1st Lien Term Loan
4.500%, 04/02/20	386	385
Flexera Software, Cov-Lite, 2nd Lien
8.000%, 04/02/21	150	146
FMG Resources Property Cov-Lite, 1st Lien
3.750%, 06/30/19	5,450	4,913
Gates Global LLC
4.250%, 07/05/21	998	993
GCA Services Group, Cov-Lite, 1st Lien Term Loan
4.250%, 11/01/19	88	88
GCA Services Group, Cov-Lite, 2nd Lien Term Loan
9.250%, 10/11/20	120	119
GlobalLogic Holdings, 1st Lien Term Loan B
6.250%, 05/31/19	297	295
Go Daddy, Cov-Lite, 1st Lien Term Loan
4.750%, 05/13/21	594	596
GOGO LLC
11.250%, 06/21/17	462	471
Goodpack, Cov-Lite, 1st Lien Term Loan
4.750%, 09/09/21	700	698

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenway Medical Technologies, 1st Lien Term Loan
9.250%, 11/04/21	$100	$98
6.000%, 11/04/20	891	891
Gypsum, Cov-Lite, 1st Lien Term Loan
4.750%, 04/01/21	1,195	1,163
Hardware Holdings, Interactive Date, Cov-Lite, 1st Lien Term Loan
8.000%, 03/30/20 (F)	998	968
HDV Holdings, Term Loan
5.750%, 12/18/18	180	178
Hearthside Food Solutions, 1st Lien Term Loan
4.500%, 06/02/21	498	500
Hoffmaster Group, 1st Lien Term Loan
5.300%, 05/09/20	746	749
Hostess Brands, Term Loan B
6.750%, 04/09/20	99	101
Hub International, 1st Lien Term Loan B
4.250%, 10/02/20	1,390	1,377
Hyland Software, 1st Lien Term Loan
4.750%, 02/19/21	199	199
Interactive Date, Cov-Lite, 1st Lien Term Loan
4.750%, 05/02/21	995	999
Interline Brands, 1st Lien Term Loan
4.000%, 03/17/21	1,590	1,581
Intertrust Group, 1st Lien Term Loan
4.404%, 04/16/21	500	499
Intertrust Group, 2nd Lien Term Loan
8.000%, 04/15/22	1,700	1,692
Intrawest Holdings
0.375%, 12/10/18 (D) (F)	200	—
Intrawest, 1st Lien Term Loan
5.500%, 12/09/20	477	480
J Crew Group, 1st Lien
4.000%, 03/05/21	609	564
J Crew Group, Term Loan B
4.000%, 03/05/21	287	266
Jacobs Entertainment, 1st Lien Term Loan
5.250%, 10/29/18	387	375
Jazz Acquisition Wencor, Cov-Lite
0.000%, 06/19/19 (D) (E)	450	(6)

178	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Knowledge Universe Education, 1st Lien Term Loan
5.250%, 03/18/21	$794	$801
Kronos, Incremental Term Loan
4.500%, 10/30/19	363	364
Lafarge MONIER, 1st Lien Term Loan
4.569%, 10/15/20	655	709
Landest Software, 1st Lien
5.000%, 02/25/20	644	642
Learning Care Group, 1st Lien
5.500%, 05/05/21	1,493	1,498
Lineage Logistics, Cov-Lite, 1st Lien Term Loan
4.500%, 04/07/21	2,164	2,143
Lions Gate, 2nd Lien
5.000%, 03/11/22	500	500
McJunkin Red Man, 1st Lien Term Loan B
5.000%, 11/08/19	1,827	1,752
Men’s Warehouse
4.500%, 06/18/21	848	851
Mergermarket, 1st Lien Term Loan
4.500%, 02/04/21	744	722
Minimax GmbH & Co., Term Loan B1
4.250%, 08/14/20	348	350
MISYS, 1st Lien Term Loan
5.000%, 12/12/18	788	789
MISYS, 2nd Lien
12.000%, 06/12/19	350	381
Mitchell International, Cov-Lite, 2nd Lien Term Loan
8.500%, 10/11/21	1,150	1,138
Mitel Networks, 1st Lien
5.250%, 01/31/20	557	557
MRI Software, 1st Lien
5.250%, 02/04/21	199	198
NANA Development, 1st Lien Term Loan
8.000%, 03/15/18	235	225
National Veterinary Associates, Cov-Lite, 1st Lien Term Loan
4.750%, 08/14/21	748	748
National Veterinary Associates, Cov-Lite, 2nd Lien Term Loan
8.000%, 08/14/22	250	250
National Vision, Cov-Lite, 1st Lien Term Loan
4.000%, 03/12/21	1,290	1,275
Navistar International
5.750%, 08/17/17	118	118

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nes Global Talent, 1st Lien Term Loan
6.500%, 10/03/19	$1,006	$955
Nord Anglia Education, 1st Lien Term Loan
4.500%, 03/31/21	1,195	1,195
One Call Medical, 1st Lien Term Loan
5.000%, 11/27/20	874	874
P2 Energy Solutions, Cov-Lite, 1st Lien Term Loan
5.000%, 10/30/20	583	565
P2 Energy Solutions, Cov-Lite, 2nd Lien Term Loan
9.000%, 04/30/21	150	138
Packers Sanitation Services, 1st Lien
5.000%, 11/25/21	1,000	1,006
Panda Temple Power, 1st Lien Term Loan B
7.250%, 04/03/19	350	341
Paradigm
4.750%, 07/30/19	135	121
Pelican Products
9.250%, 04/09/21	1,000	990
Performance Food Group, Cov-Lite, 2nd Lien Term Loan
6.250%, 11/07/19	401	402
6.250%, 11/14/19	785	785
Phillips-Medisize, 1st Lien
4.750%, 06/16/21	498	497
Pierre Foods, 2nd Lien Term Loan
9.500%, 10/02/17	326	326
Pierre Foods, Term Loan, 1st Lien
5.750%, 07/10/17	361	362
Pipeline Supply & Service, 1st Lien Term Loan
5.500%, 01/28/20	272	213
Reddy Ice, 1st Lien Term Loan
6.750%, 05/01/19	344	301
Reddy Ice, 2nd Lien Term Loan
10.750%, 11/01/19	225	171
Renaissance Learning, 1st Lien
4.500%, 04/09/21	723	708
Rexam PLC, 1st Lien Term Loan
8.000%, 05/02/22	650	650
4.250%, 05/03/21	995	996
Rise, Term Loan
4.750%, 02/12/39	2,828	2,849
Rite Aid, Unfunded Bridge Loan, 1st Lien
0.000%, 02/10/16 (D) (E)	1,200	—

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	179

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Road Infrastructure Investments, 1st Lien Term Loan
4.250%, 03/31/21	$744	$730
Road Infrastructure Investments, 2nd Lien Term Loan
7.750%, 09/30/21	200	180
Royal Adhesives and Sealants, Term Loan
5.500%, 07/31/18	321	322
Sabre Holdings
4.000%, 02/15/19	585	585
Sears Holdings, 1st Lien Term Loan
5.500%, 06/30/18	495	487
Servicemaster, 1st Lien Term Loan
4.250%, 07/01/21	1,147	1,141
Shields Finance, 1st Lien Term Loan B
5.000%, 01/29/21	1,489	1,492
SI Organization, 1st Lien Term Loan
5.750%, 11/23/19	439	441
Signode Industrial Group
3.750%, 05/01/21	947	940
3.750%, 05/01/21	1,344	1,335
Sirva Worldwide, Term Loan
7.500%, 03/27/19	835	831
Smart & Final, Cov-Lite, 1st Lien Term Loan
4.750%, 11/15/19	749	752
Southern Graphic Systems
4.250%, 10/17/19	239	239
Southern Graphic Systems, 1st Lien
4.250%, 10/17/19	169	168
Sparta Systems
7.750%, 07/28/20	698	692
Stuart Weitzman Acquisition LLC, 1st Lien Term Loan
4.500%, 04/08/20	746	745
Syncreon Holdings, 1st Lien Term Loan B
5.250%, 10/28/20	644	616
Texas Competitive Electric Holdings
3.750%, 05/05/16	139	139
Texas Competitive Electric Holdings, Delayed Term Loan 1st Lien
3.750%, 05/05/16	144	144
The Harvard Drug Group, Term Loan B
5.000%, 10/29/19	580	575

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

The Nieman Marcus Group, 1st Lien Term Loan
4.250%, 10/25/20	$1,487	$1,481
The Telx Group
7.500%, 04/09/21	300	296
4.500%, 04/09/20	995	988
ThermaSys, Term Loan, 1st Lien
5.250%, 05/03/19	361	360
TI Group Automotive Systems, 1st Lien
4.250%, 07/02/21	269	268
Tibo Balboa Merger, Cov-Lite, Term Loan BL1
6.500%, 11/25/20	2,000	1,998
TMS International, Cov-Lite, 1st Lien
4.500%, 10/16/20	396	386
Travelport
6.000%, 09/02/21	2,000	2,016
TSAM Delaware, 1st Lien
8.750%, 09/12/19	696	691
Univision Communications, Term Loan C3
4.000%, 03/01/20	992	990
V Group, Cov-Lite, 1st Lien
5.000%, 06/25/21	249	250
Vencore
5.750%, 11/23/19	29	29
Viking Aquisitions
4.612%, 11/05/16	76	76
Wall Street Systems Delaware, Cov-Lite, 1st Lien
4.500%, 04/30/21	2,290	2,277
WTG Holdings III
4.750%, 01/15/21	495	495

Total Loan Participations (Cost $125,528) ($ Thousands)		124,623

CORPORATE OBLIGATIONS — 17.1%

Consumer Discretionary — 1.5%
Checkers Drive-In Restaurants
11.000%, 12/01/17 (B)	575	626
GRD Holdings III
10.750%, 06/01/19 (B)	1,500	1,631
Guitar Center
6.500%, 04/15/19 (B)	135	118
MDC Partners
6.750%, 04/01/20 (B)	3,535	3,725
Men’s Warehouse
7.000%, 07/01/22 (B)	650	684
PF Chang’s China Bistro
10.250%, 06/30/20 (B)	160	166

180	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

R&R Ice Cream
8.250%, 05/15/20	$300	$225
Seminole Hard Rock Entertainment
5.875%, 05/15/21 (B)	300	301
SITEL
11.000%, 08/01/17 (B)	750	776
Wynn Las Vegas
5.500%, 03/01/25 (B)	1,000	1,013

		9,265

Consumer Staples — 1.6%
Bumble Bee Acquisitions
9.000%, 12/15/17 (B)	1,690	1,774
Central Garden and Pet
8.250%, 03/01/18	1,910	1,954
HRG Group
7.875%, 07/15/19	1,999	2,104
KeHE Distributors
7.625%, 08/15/21 (B)	550	584
Vector Group
7.750%, 02/15/21	3,050	3,245

		9,661

Energy — 1.8%
Atlas Energy Holdings Operating
9.250%, 08/15/21	1,250	862
7.750%, 01/15/21	789	537
Carrizo Oil & Gas
7.500%, 09/15/20	500	514
Comstock Resources
10.000%, 03/15/20 (B)	450	435
Consol Energy
8.000%, 04/01/23 (B)	1,000	980
ContourGlobal Power Holdings
7.125%, 06/01/19 (B)	1,650	1,683
Dynagas LNG Partners
6.250%, 10/30/19	1,800	1,548
Northern Oil & Gas
8.000%, 06/01/20	1,050	932
Penn Virginia Resource Partners
8.375%, 06/01/20	1,024	1,116
SandRidge Energy
8.125%, 10/15/22	300	184
Schahin II Finance
5.875%, 09/25/22 (B)	1,737	1,050
Ultra Resources
4.510%, 10/12/20 (F)	500	458
Unit
6.625%, 05/15/21	420	395

		10,694

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Financials — 9.7%
Bank of America
6.250%, 09/29/49 (C)	$2,200	$2,241
6.100%, 12/29/49 (C)	1,600	1,619
5.125%, 12/31/49 (C)	4,400	4,356
Barclays
8.250%, 12/31/99 (C)	750	804
Cadence Financial
4.875%, 06/28/19 (B)	1,750	1,767
CIC Receive Master Trust
4.890%, 10/07/21 (F)	2,800	2,865
Citigroup
5.950%, 12/29/49 (C)	1,250	1,266
5.875%, 12/29/49 (C)	2,595	2,605
5.800%, 11/29/49 (C)	3,950	3,960
5.350%, 05/29/49 (C)	355	343
Credit Suisse Group
6.250%, 12/29/49 (B) (C)	600	589
Customers Bank
6.125%, 06/26/29 (B) (C)	2,300	2,363
Fifth Third Bancorp
5.100%, 12/31/49 (C)	1,630	1,549
4.900%, 12/29/49 (C)	1,200	1,160
HSBC Holdings
6.375%, 12/29/49 (C)	1,000	1,021
5.625%, 12/29/49 (C)	2,850	2,871
Jefferies Finance
7.375%, 04/01/20 (B)	1,000	970
Jefferies LoanCore
6.875%, 06/01/20 (B)	300	278
JPMorgan Chase
5.150%, 04/05/23 (C)	2,110	2,060
5.000%, 12/29/49 (C)	6,070	5,963
Morgan Stanley
5.550%, 12/29/49 (C)	1,400	1,414
Nordea Bank
6.125%, 12/31/49 (B) (C)	1,700	1,754
5.500%, 09/29/49 (B) (C)	1,350	1,372
Opal Acquisition
8.875%, 12/15/21 (B)	1,600	1,628
Oxford Finance
7.250%, 01/15/18 (B)	2,250	2,318
ProSight Global
7.500%, 11/20/20 (F)	250	262
SunTrust Banks
5.625%, 12/15/19 (C)	7,500	7,631
Wilton Re Finance LLC
5.875%, 03/30/33 (B) (C)	1,350	1,458

		58,487

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	181

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Industrials — 0.9%
LMI Aerospace
7.375%, 07/15/19 (B)		250	$252
Marquette Transportation
10.875%, 01/15/17		50	52
Princess Juliana International Airport Operating
5.500%, 12/20/27 (B)		1,009	1,024
Quality Distribution
9.875%, 11/01/18		946	991
Skyway Concession LLC
0.637%, 06/30/26 (B) (C)		850	705
Unifrax I
7.500%, 02/15/19 (B)		200	201
Xefin Lux MTN
3.832%, 06/01/19 (B) (C)	EUR	1,850	1,989

			5,214

Information Technology — 0.4%
Avaya
7.000%, 04/01/19 (B)		1,250	1,240
Blackboard
7.750%, 11/15/19 (B)		(350)	(336)
Eagle Midco
9.000%, 06/15/18 (B)		800	815
Sabre
8.500%, 05/15/19 (B)		420	449

			2,168

Materials — 0.9%
Kaiser Aluminum
8.250%, 06/01/20		225	245
KGHM International
7.750%, 06/15/19 (B)		650	670
Reynolds Group Issuer
7.875%, 08/15/19		1,250	1,320
7.125%, 04/15/19		1,500	1,554
TPC Group
8.750%, 12/15/20 (B)		1,695	1,551

			5,340

Telecommunication Services — 0.1%
CenturyLink
5.625%, 04/01/25 (B)		200	201
Sprint
7.625%, 02/15/25		600	597

			798

Utilities — 0.2%
AES
3.234%, 06/01/19 (C)		1,500	1,493

Total Corporate Obligations (Cost $104,771) ($ Thousands)			103,120

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 15.4%

Credit Cards — 0.0%
Citi Holdings Liquidating Unrated Performing Assets, Ser 2012-BIZ, Cl A
0.228%, 12/15/49 (B) (F)	$278	$245

Mortgage Related Securities — 1.1%
Asset-Backed Securities Home Equity, Ser 2004-HE8, Cl M1
1.205%, 12/25/34 (C)	681	654
GSAA Home Equity Trust, Ser 06-18, Cl AF5A
6.002%, 11/25/36	3,046	2,038
GSAA Home Equity Trust, Ser 2005-10, Cl M4
0.805%, 06/25/35 (C)	950	861
GSAA Home Equity Trust, Ser 2006-14, Cl A3A
0.405%, 09/25/36 (C)	638	392
GSAA Home Equity Trust, Ser 2007-7, Cl A4
0.440%, 07/25/37 (C)	1,222	1,032
Home Equity Asset Trust, Ser 2005-7, Cl M1
0.605%, 01/25/36 (C)	800	724
New Century Home Equity Loan Trust, Ser 2004-4, Cl M2
0.950%, 02/25/35 (C)	490	439
New Century Home Equity Loan Trust, Ser 2005-1, Cl M2
0.875%, 03/25/35 (C)	434	377

		6,517

Other Asset-Backed Securities — 14.3%
AASET, Ser 2014-1, Cl A
5.125%, 12/15/29 (C) (F)	5,394	5,408
AASET, Ser 2014-1, Cl B
7.375%, 12/15/29 (C)	5,149	5,162
ACE Securities Home Equity Loan Trust, Ser 2006-ASP2, Cl A2D
0.435%, 03/25/36 (C)	1,750	1,560
Aerco, Ser 2000-2A, Cl A3
0.621%, 07/15/25 (C) (F)	855	348
AIM Aviation Finance, Ser 2015-1A, Cl B1
5.072%, 02/15/40 (B)	994	1,003
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.725%, 03/15/19 (C)	1,381	566
ALM VI, Ser 2012-6A
0.000%, 06/14/23 (A)	500	395

182	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ALM VII, Ser 2013-7R2A, Cl B
2.856%, 04/24/24 (B) (C)	$1,250	$1,236
ALM VII, Ser 2013-7RA, Cl C
3.706%, 04/24/24 (B) (C)	1,250	1,239
ALM XIV, Ser 2014-14A, Cl C
3.681%, 07/28/26 (B) (C)	1,250	1,187
ALM XIV, Ser 2014-14A, Cl B
3.181%, 07/28/26 (B) (C)	1,000	990
Avalon IV Capital, Ser 2014-1AR, Cl DR
4.078%, 04/17/23 (B) (C)	750	752
Babcock & Brown Air Funding I, Ser 2007-1A, Cl G1
0.453%, 11/14/33 (B) (C)	737	626
CCR MT100 Payment Rights Master Trust, Ser 2010-CA, Cl C
0.620%, 07/10/17 (B) (C)	5,604	5,482
CIFC Funding, Ser 2006-1BA, Cl B2L
4.265%, 12/22/20 (B) (C)	1,000	992
CIFC Funding, Ser 2012-2A, Cl A3L
3.235%, 12/05/24 (B) (C)	500	493
CIFC Funding, Ser 2014-1A, Cl C
3.053%, 04/18/25 (B) (C)	750	732
CIFC Funding, Ser 2014-1AR, Cl A3R
3.327%, 08/14/24 (B) (C)	1,000	1,004
CIT Mortgage Loan Trust, Ser 2007-1, Cl 2A3
1.605%, 10/25/37 (B) (C)	4,700	4,466
Connecticut Valley Structured Credit, Ser 2006-3A, Cl B2
6.676%, 03/23/23	442	439
Credit Suisse Mortgage Trust, Ser 14-SURF, Cl E
3.276%, 02/15/29	3,150	3,146
Emerald Aviation Finance, Ser 2013-1, Cl B
6.350%, 10/15/38 (B)	1,367	1,388
First Frankin Mortgage Loan Trust, Ser 2006-FF1, Cl 2A4
0.495%, 01/25/36 (C)	500	441
GCAT, Ser 2014-2, Cl A1
3.721%, 10/25/19 (B)	5,068	5,056
GreenPoint Mortgage Funding Trust, Ser 2005-HE4, Cl M1
0.860%, 07/25/30 (C)	2,778	2,655
GSAMP Trust, Ser 2005-HE6, Cl M1
0.595%, 11/25/35 (C)	2,850	2,643

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Halcyon Loan Advisors Funding, Ser 2012-1A, Cl B
3.258%, 08/15/23 (B) (C)	$500	$489
Halcyon Loan Advisors Funding, Ser 2012-2A, Cl C
3.120%, 12/20/24 (B) (C)	500	483
Kingsland IV, Ser 2007-4A, Cl D
1.704%, 04/16/21 (B) (C)	500	459
LCM X, Ser 2014-10AR, Cl DR
3.981%, 04/15/22 (B) (C)	1,000	998
LCM X, Ser 5A, Cl D
1.615%, 03/21/19	500	486
Nationstar HECM Loan Trust, Ser 2014-1A, Cl A
4.500%, 11/25/17 (B)	4,846	4,871
Newstar Commercial Loan Funding, Ser 2014-1A, Cl C
3.831%, 04/20/25 (B) (C)	1,500	1,496
Newstar Commercial Loan Funding, Ser 2014-1A, Cl D
4.981%, 04/20/25 (B) (C)	750	750
Newstar Commercial Loan Funding, Ser 2015-1A, Cl C
4.117%, 01/20/27 (B) (C)	1,000	995
Northwoods Capital XIV, Ser 2014-14A, Cl C
3.582%, 11/12/25 (B) (C)	1,500	1,463
Northwoods Capital XIV, Ser 2014-14A, Cl B
2.692%, 11/12/25 (B) (C)	1,500	1,500
NRPL Trust, Ser 2015-1A, Cl A1
3.875%, 11/01/54 (B)	2,978	2,979
Octagon Investment Partners X, Ser 2006-10A, Cl D
1.657%, 10/18/20 (B) (C)	1,250	1,202
Octagon Investment Partners XV, Ser 2013-1A, Cl C
3.081%, 01/19/25 (B) (C)	500	494
OHA Credit Partners IX, Ser 2013-9A, Cl ACOM
0.484%, 10/20/25 (A) (B)	2,000	1,894
OHA Credit Partners VII, Ser 2012-7A, Cl D
4.261%, 11/20/23 (B) (C)	500	499
OZLM Funding V, Ser 2013-5A, Cl B
3.228%, 01/17/26 (B) (C)	750	739
Sands Point Funding, Ser 2006-1A, Cl D
1.981%, 07/18/20 (B) (C)	500	479
Saxon Asset Securities Trust, Ser 2005-4, Cl M1
0.592%, 11/25/37 (C)	1,650	1,422

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	183

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC6, Cl A4
0.325%, 01/25/37 (C)	$750	$625
Structured Asset Securities Mortgage Loan Trust, Ser 2006-OPT1, Cl A5
0.412%, 04/25/36 (C)	1,700	1,543
Structured Asset Securities Mortgage Loan Trust, Ser 2007-BC1, Cl A4
0.300%, 02/25/37 (C)	1,850	1,609
Turbine Engines Securitization, Ser 2013-1A, Cl B
6.375%, 12/15/48 (F)	619	637
Turbine Engines Securitization, Ser 2013-1A, Cl A
5.125%, 12/13/48 (B) (F)	1,041	1,055
VOLT, Ser 2015-NPL3, Cl A1
3.375%, 10/25/58 (B)	3,962	3,954
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
0.292%, 07/25/37 (B) (C)	909	807
Wachovia Bank Commercial Mortgage Trust, Ser 2007-WHL8, Cl LXR1
0.875%, 06/15/20	419	407
Willis Engine Securitization Trust II, Ser 2012-A, Cl A
5.500%, 09/15/37 (B)	1,779	1,783
Witeh, Ser 2014-1A, Cl C
3.006%, 05/01/26	1,000	944

		86,471

Total Asset-Backed Securities (Cost $93,384) ($ Thousands)		93,233

MORTGAGE-BACKED SECURITIES — 12.7%

Non-Agency Mortgage-Backed Obligations — 12.7%
Alliance Bancorp Trust, Ser 2007-OA1, Cl A1
0.410%, 07/25/37 (C)	1,254	837
American Home Mortgage Assets Trust, Ser 2006-6, Cl A1A
0.364%, 12/25/46 (C)	2,412	1,691
American Home Mortgage Assets Trust, Ser 2007-1, Cl A1
0.815%, 02/25/47 (C)	5,474	3,482
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
0.370%, 03/25/46 (C)	1,782	1,481

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Brad, Ser 2014-1, Cl B
5.438%, 03/12/26	$1,000	$1,007
CDGJ Commercial Mortgage Trust, Ser 2014-BXCH, Cl EPA
4.404%, 12/15/27 (B) (C)	4,000	4,005
Chase Mortgage Finance, Ser 2006-S3, Cl 1A2
6.000%, 11/25/36	1,354	1,182
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA1, Cl 1A3
5.750%, 04/25/36	1,937	1,582
GE Business Loan Trust, Ser 2007-1, Cl C
0.625%, 04/16/35 (B) (C)	2,042	1,879
GreenPoint Mortgage Funding Trust, Ser 2006-AR1, Cl A1A
0.445%, 02/25/36 (C)	757	652
GreenPoint Mortgage Funding Trust, Ser 2007-AR1, Cl 1A1A
0.235%, 02/25/47 (C)	2,040	1,905
HarborView Mortgage Loan Trust, Ser 2006-12, Cl 2A2A
0.354%, 01/19/38 (C)	3,862	3,262
HarborView Mortgage Loan Trust, Ser 2006-14, Cl 2A1A
0.328%, 01/25/47 (C)	3,451	2,646
Hilton USA Trust, Ser 2013-HLT, Cl EFX
5.222%, 11/05/30 (B) (C)	1,600	1,643
Lehman XS Trust, Ser 2006-16N, Cl A4A
0.345%, 11/25/46 (C)	3,950	3,297
LSTAR Securities Investment Trust, Ser 2014-1
3.279%, 09/01/21 (B) (C)	7,934	8,008
Luminent Mortgage Trust, Ser 2006-2, Cl A1A
0.370%, 02/25/46 (C)	5,015	3,751
Morgan Stanley Re-REMIC Trust, Ser 2010-R5, Cl 4B
0.454%, 06/26/36 (B) (C)	1,049	782
Motel 6 Trust, Ser 2015-MTL6, Cl E
5.279%, 02/05/30 (B)	8,000	8,020
Nomura Resecuritization Trust, Ser 2012-1R, Cl A
0.596%, 08/27/47 (B) (C)	3,811	3,662
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
0.608%, 03/26/36 (B) (C)	1,300	1,176
Residential Asset Securitization Trust, Ser 2006-A12, Cl A1
6.250%, 11/25/36	3,515	2,503

184	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Residential Asset Securitization Trust, Ser 2007-A1, Cl A9
5.750%, 03/25/37	$344	$237
Resource Capital, Ser 2013-CRE1, Cl C
3.661%, 12/15/28 (B) (C)	400	400
Resource Capital, Ser 2015-CRE3, Cl 3
4.172%, 03/15/32 (B) (C)	1,000	1,000
SRERS Funding, Ser 2011-RS, Cl A1B1
0.404%, 05/09/46 (B) (C)	3,965	3,770
Structured Asset Mortgage Investments II Trust, Ser 2006-AR1, Cl 2A1
0.382%, 02/25/36 (C)	1,913	1,594
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-8, Cl 3CB1
6.000%, 10/25/35	234	175
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-7, Cl A5
6.422%, 09/25/36	4,116	2,319
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-8, Cl A6
4.898%, 10/25/36	1,384	996
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR9, Cl 2A
0.955%, 11/25/46 (C)	8,042	5,605
Washington Mutual Mortgage Pass-Through Certificates, Ser 2007-5, Cl A6
6.000%, 06/25/37	319	278
Washington Mutual Mortgage Pass-Through Certificates, Ser 2007-OA4, Cl A1A
0.881%, 04/25/47	870	639
Wells Fargo Alternative Loan Trust, Ser 2007-PA3, Cl 3A1
6.250%, 07/25/37	1,547	1,402

Total Mortgage-Backed Securities (Cost $77,190) ($ Thousands)		76,868

COMMON STOCK — 7.8%
3M	1,534	253
Abbott Laboratories	3,766	175
AbbVie	3,952	231
Accenture, Cl A	1,502	141
ACE	794	89
Actavis*	943	281
Adobe Systems*	1,112	82

Description	Shares	Market Value ($ Thousands)

ADT, Cl A	464	$19
AES	1,535	19
Aetna, Cl A	825	88
Affiliated Managers Group*	127	27
Aflac	1,120	72
Agilent Technologies	848	35
AGL Resources	316	16
Air Products & Chemicals	450	68
Airgas	158	17
Akamai Technologies*	410	29
Alcoa	2,954	38
Alexion Pharmaceuticals*	488	85
Allegheny Technologies	394	12
Allegion	176	11
Alliance Data Systems*	160	47
Allstate	982	70
Altera	704	30
Altria Group	4,736	237
Amazon.com, Cl A*	938	349
Ameren	557	24
American Airlines Group	1,730	91
American Electric Power	1,213	68
American Express	2,144	167
American International Group	3,334	183
American Tower, Cl A‡	1,052	99
Ameriprise Financial	452	59
AmerisourceBergen	515	58
Ametek	627	33
Amgen, Cl A	1,873	299
Amphenol, Cl A	779	46
Anadarko Petroleum, Cl A	1,212	100
Analog Devices	783	49
Anthem	646	100
Aon	667	64
Apache	937	56
Apartment Investment & Management, Cl A‡	411	16
Apple	14,205	1,768
Applied Materials	2,854	64
Archer-Daniels-Midland	1,508	72
Assurant	131	8
AT&T	12,549	410
Autodesk, Cl A*	579	34
Automatic Data Processing	1,153	99
Autonation*	202	13
Autozone*	79	54
Avago Technologies, Cl A	658	84
AvalonBay Communities‡	318	55
Avery Dennison	169	9
Baker Hughes	1,076	68
Ball	319	23
Bank of America	25,445	392
Bank of New York Mellon	2,677	108
Baxter International	1,272	87

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	185

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2015

Description	Shares	Market Value ($ Thousands)

BB&T	1,791	$70
Becton Dickinson	489	70
Bed Bath & Beyond*	469	36
Berkshire Hathaway, Cl B*	4,468	645
Best Buy	672	25
Biogen*	565	239
BlackRock	305	112
Boeing	1,587	238
BorgWarner	578	35
Boston Properties‡	380	53
Boston Scientific*	3,284	58
Bristol-Myers Squibb	4,110	265
Broadcom, Cl A	1,320	57
Brown-Forman, Cl B	396	36
C.H. Robinson Worldwide	337	24
C.R. Bard	190	32
CA	742	24
Cablevision Systems, Cl A	411	7
Cabot Oil & Gas	1,035	31
California Republic Bancorp*	48,000	1,296
Cameron International*	461	21
Campbell Soup	419	20
Capital One Financial	1,330	105
Cardinal Health	775	70
CarMax*	546	38
Carnival	1,118	53
Caterpillar, Cl A	1,464	117
CBRE Group, Cl A*	649	25
CBS, Cl B	1,103	67
Celgene, Cl A*	1,984	229
Cengage Learning Holdings II*	5,114	115
Centerpoint Energy	994	20
CenturyTel	1,416	49
Cerner*	753	55
CF Industries Holdings	126	36
Charles Schwab	2,694	82
Chesapeake Energy	1,199	17
Chevron	4,617	485
Chipotle Mexican Grill, Cl A*	75	49
Chubb	578	58
Cigna	613	79
Cimarex Energy	203	23
Cincinnati Financial	346	18
Cintas	228	19
Cisco Systems	12,378	341
Citigroup	7,331	378
Citrix Systems*	373	24
Clorox	328	36
CME Group	741	70
CMS Energy	634	22
Coach	636	26
Coca-Cola	9,671	392
Coca-Cola Enterprises	515	23

Description	Shares	Market Value ($ Thousands)

Cognizant Technology Solutions, Cl A*	1,429	$89
Colgate-Palmolive	2,086	145
Comcast, Cl A	6,182	349
Comerica	423	19
Computer Sciences	327	21
ConAgra Foods	1,073	39
ConocoPhillips	3,067	191
Consol Energy	605	17
Consolidated Edison	657	40
Constellation Brands, Cl A*	421	49
Corning, Cl B	3,003	68
Costco Wholesale	1,048	159
Crown Castle International‡	781	65
CSX	2,335	77
Cummins	423	59
CVS Health	2,754	284
Danaher, Cl A	1,464	124
Darden Restaurants	325	22
DaVita HealthCare Partners*	437	35
Deere	840	74
Delphi Automotive	700	56
Delta Air Lines, Cl A	1,966	88
Dentsply International	372	19
Devon Energy	941	57
Diamond Offshore Drilling	97	3
DIRECTV*	1,202	102
Discover Financial Services	1,128	64
Discovery Communications, Cl A*	278	8
Discovery Communications, Cl C*	640	19
Dollar General	751	57
Dollar Tree*	519	42
Dominion Resources	1,397	99
Dover	422	29
Dow Chemical, Cl A	2,626	126
DR Horton	777	22
Dr Pepper Snapple Group	491	38
DTE Energy	447	36
Duke Energy	1,709	131
Dun & Bradstreet	68	9
E*Trade Financial*	758	22
E.I. du Pont de Nemours	2,228	159
Eastman Chemical	343	24
Eaton	1,113	76
eBay*	2,677	154
Ecolab	633	72
Edison International	809	51
Edwards Lifesciences, Cl A*	271	39
Electronic Arts*	782	46
Eli Lilly	2,383	173
EMC	4,804	123
Emerson Electric	1,660	94

186	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Shares	Market Value ($ Thousands)

Endo International*	428	$38
Ensco, Cl A	620	13
Entergy	455	35
EOG Resources	1,312	120
EQT	348	29
Equifax	278	26
Equinix‡	136	32
Equity Residential‡	900	70
Essex Property Trust‡	162	37
Estee Lauder, Cl A	564	47
Eversource Energy	796	40
Exelon	2,130	72
Expedia	230	22
Expeditors International of Washington	450	22
Express Scripts Holding*	1,771	154
Exxon Mobil	10,257	872
F5 Networks, Cl A*	172	20
Facebook, Cl A*	5,160	424
Family Dollar Stores	252	20
Fastenal, Cl A	697	29
FedEx	630	104
Fidelity National Information Services, Cl B	712	48
Fifth Third Bancorp	2,082	39
First Solar*	148	9
FirstEnergy	1,059	37
Fiserv, Cl A*	612	49
Flir Systems	265	8
Flowserve	321	18
Fluor	365	21
FMC	313	18
FMC Technologies*	546	20
Ford Motor	9,541	154
Fossil Group*	107	9
Franklin Resources	972	50
Freeport-McMoRan, Cl B	2,606	49
Frontier Communications	2,632	18
GameStop, Cl A	298	11
Gannett	592	22
Gap	612	26
Garmin	320	15
General Dynamics	753	102
General Electric	24,662	612
General Growth Properties‡	1,675	50
General Mills, Cl A	1,415	80
General Motors	3,223	121
Genuine Parts	387	36
Genworth Financial, Cl A*	955	7
Gilead Sciences*	3,592	352
Goldman Sachs Group	970	182
Goodyear Tire & Rubber	725	19
Google, Cl A*	703	390
Google, Cl C*	704	386

Description	Shares	Market Value ($ Thousands)

H&R Block	637	$20
Halliburton	1,995	88
Hanesbrands	967	32
Harley-Davidson, Cl A	544	33
Harman International Industries, Cl A	177	24
Harris	275	21
Hartford Financial Services Group	1,085	45
Hasbro	293	19
HCA Holdings*	752	57
HCP‡	1,228	53
Health Care‡	815	63
Helmerich & Payne	285	19
Henry Schein*	200	28
Hershey	373	38
Hess	638	43
Hewlett-Packard	4,478	140
Home Depot	3,196	363
Honeywell International	1,874	195
Hormel Foods	353	20
Hospira*	389	34
Host Hotels & Resorts‡	1,904	38
Hudson City Bancorp, Cl A	902	9
Humana	375	67
Huntington Bancshares	1,908	21
Illinois Tool Works	844	82
Ingersoll-Rand	667	46
Integrys Energy Group	212	15
Intel	11,422	357
IntercontinentalExchange Group	275	64
International Business Machines	2,264	363
International Flavors & Fragrances	189	22
International Paper	1,038	58
Interpublic Group	977	22
Intuit	667	65
Intuitive Surgical*	82	41
Invesco	1,085	43
Iron Mountain‡	439	16
Jacobs Engineering Group*	348	16
JM Smucker	234	27
Johnson & Johnson	6,808	685
Johnson Controls	1,562	79
Joy Global	185	7
JPMorgan Chase	9,037	547
Juniper Networks	896	20
Kansas City Southern	281	29
Kellogg	635	42
Keurig Green Mountain	307	34
KeyCorp	1,989	28
Kimberly-Clark	891	96

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	187

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2015

Description	Shares	Market Value ($ Thousands)

Kimco Realty‡	943	$25
Kinder Morgan	4,069	171
KLA-Tencor	379	22
Kohl’s	513	40
Kraft Foods	1,382	120
Kroger	1,152	88
L Brands	638	60
L-3 Communications Holdings	196	25
Laboratory Corp of America Holdings*	250	31
Lam Research	405	28
Legg Mason	267	15
Leggett & Platt	367	17
Lennar, Cl A	418	22
Leucadia National	832	18
Level 3 Communications*	705	38
Lincoln National	659	38
Linear Technology	548	26
Lockheed Martin	643	131
Loews	686	28
Lorillard	881	58
Lowe’s	2,365	176
LyondellBasell Industries, Cl A	994	87
M&T Bank	333	42
Macerich‡	358	30
Macy’s	855	55
Mallinckrodt*	296	38
Marathon Oil	1,693	44
Marathon Petroleum	656	67
Marriott International, Cl A	536	43
Marsh & McLennan	1,267	71
Martin Marietta Materials, Cl A	163	23
Masco	828	22
MasterCard, Cl A	2,358	204
Mattel	787	18
McCormick	300	23
McDonald’s	2,341	228
McGraw-Hill	635	66
McKesson	555	125
Mead Johnson Nutrition, Cl A	501	50
MeadWestvaco	389	19
Medtronic	3,437	268
Merck	6,908	397
MetLife	2,693	136
Michael Kors Holdings*	521	34
Microchip Technology	466	23
Micron Technology*	2,561	70
Microsoft	20,063	816
Mirabela Nickel*	597,236	64
Mohawk Industries*	143	27
Molson Coors Brewing, Cl B	406	30
Mondelez International, Cl A	4,027	145
Monsanto	1,159	130
Monster Beverage*	363	50

Description	Shares	Market Value ($ Thousands)

Moody’s	462	$48
Morgan Stanley	3,656	130
Mosaic	797	37
Motorola Solutions	460	31
Murphy Oil	393	18
Mylan*	925	55
NASDAQ OMX Group, Cl A	311	16
National Oilwell Varco, Cl A	1,055	53
Navient	961	20
NetApp	795	28
NetFlix*	141	59
Newell Rubbermaid, Cl B	626	24
Newfield Exploration*	388	14
Newmont Mining	1,271	28
News, Cl A*	1,173	19
NextEra Energy	1,122	117
Nielsen	820	37
Nike, Cl B	1,671	168
NiSource	800	35
Noble Energy	906	44
Noble PLC	476	7
Nordstrom	324	26
Norfolk Southern	726	75
Northern Trust	559	39
Northrop Grumman	474	76
NRG Energy	790	20
Nucor	807	38
Nvidia	1,193	25
Occidental Petroleum	1,871	137
Omnicom Group	623	49
Oneok	485	23
Oracle, Cl B	7,731	334
O’Reilly Automotive*	251	54
Owens-Illinois*	314	7
PACCAR	918	58
Pall	246	25
Parker-Hannifin, Cl A	373	44
Patterson	161	8
Paychex	825	41
Pentair	477	30
People’s United Financial	577	9
Pepco Holdings	665	18
PepsiCo	3,575	342
PerkinElmer	209	11
Perrigo	340	56
Pfizer	15,039	523
PG&E	1,180	63
Philip Morris International	3,764	283
Phillips 66	1,324	104
Pinnacle West Capital	259	17
Pioneer Natural Resources	365	60
Pitney Bowes	373	9
Plum Creek Timber	413	18
PNC Financial Services Group	1,260	118

188	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Shares	Market Value ($ Thousands)

PPG Industries	322	$73
PPL	1,631	55
Praxair	684	83
Precision Castparts	334	70
priceline.com*	125	145
Principal Financial Group, Cl A	694	36
Procter & Gamble	6,532	535
Progressive	1,356	37
ProLogis‡	1,240	54
Prudential Financial	1,075	86
Public Service Enterprise Group	1,256	53
Public Storage‡	360	71
PulteGroup	877	19
PVH	191	20
QEP Resources	460	10
Qualcomm	3,967	275
Quanta Services*	580	16
Quest Diagnostics	333	26
Ralph Lauren, Cl A	140	19
Range Resources	395	21
Raytheon	723	79
Red Hat*	479	36
Regeneron Pharmaceuticals*	174	79
Regions Financial	3,505	33
Republic Services	582	23
Reynolds American	798	55
Robert Half International	319	19
Rockwell Automation	343	40
Rockwell Collins	305	29
Roper Industries	253	43
Ross Stores	519	55
Royal Caribbean Cruises	425	35
Ryder System	99	9
Salesforce.com*	1,459	97
SanDisk	555	35
SCANA	331	18
Schlumberger, Cl A	3,120	260
Scripps Networks Interactive, Cl A	239	16
Seagate Technology	736	38
Sealed Air	493	22
Sempra Energy	575	63
Sherwin-Williams, Cl A	195	56
Sigma-Aldrich	300	41
Simon Property Group‡	744	146
Skyworks Solutions	500	49
SL Green Realty‡	238	31
Snap-on	136	20
Southern	2,314	102
Southwest Airlines, Cl A	1,590	71
Southwestern Energy, Cl A*	879	20
Spectra Energy	1,644	59
St. Jude Medical	643	42

Description	Shares	Market Value ($ Thousands)

Stanley Black & Decker	396	$38
Staples	1,472	24
Starbucks	1,804	171
Starwood Hotels & Resorts Worldwide	454	38
State Street	978	72
Stericycle, Cl A*	195	27
Stryker	699	65
SunTrust Banks	1,291	53
Symantec, Cl A	1,734	41
SYSCO, Cl A	1,442	54
T. Rowe Price Group	643	52
Target, Cl A	1,524	125
TE Connectivity	952	68
TECO Energy	433	8
Tenet Healthcare*	184	9
Teradata*	402	18
Tesoro	291	27
Texas Instruments	2,496	143
Textron	633	28
Thermo Fisher Scientific	958	129
Tiffany	260	23
Time Warner	2,022	171
Time Warner Cable, Cl A	671	100
TJX	1,648	115
Torchmark, Cl A	340	19
Total System Services	433	17
Tractor Supply	313	27
Transocean	908	13
Travelers	777	84
Travelport Worldwide	67,628	1,129
TripAdvisor*	262	22
Twenty-First Century Fox, Cl A	4,453	151
Tyco International	1,052	45
Tyson Foods, Cl A	749	29
Under Armour, Cl A*	382	31
Union Pacific	2,129	231
United Parcel Service, Cl B	1,669	162
United Rentals*	233	21
United Technologies	1,993	234
UnitedHealth Group	2,298	272
Universal Health Services, Cl B	211	25
Unum Group	591	20
Urban Outfitters*	276	13
US Bancorp	4,287	187
Valero Energy	1,221	78
Varian Medical Systems*	233	22
Ventas‡	797	58
VeriSign*	283	19
Verizon Communications	10,200	496
Vertex Pharmaceuticals*	598	70
VF	844	64
Viacom, Cl B	920	63
Visa, Cl A	4,676	306

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	189

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2015

Description	Shares	Market Value ($ Thousands)

Vornado Realty Trust‡	465	$52
Vulcan Materials	306	26
Walgreens Boots Alliance	2,102	178
Wal-Mart Stores	3,825	315
Walt Disney	3,775	396
Waste Management	1,044	57
Waters*	192	24
Wells Fargo	11,487	625
Western Digital	564	51
Western Union	1,216	25
Weyerhaeuser‡	1,316	44
Whirlpool	196	40
Whole Foods Market	893	47
Williams	1,577	80
Windstream Holdings	1,110	8
Wisconsin Energy	574	28
WW Grainger	154	36
Wyndham Worldwide	284	26
Wynn Resorts	185	23
Xcel Energy	1,137	40
Xerox	2,716	35
Xilinx	610	26
XL Group, Cl A	600	22
Xylem	483	17
Yahoo!*	2,076	92
Yum! Brands	1,026	81
Zimmer Holdings	452	53
Zions Bancorporation	374	10
Zoetis, Cl A	1,296	60

Total Common Stock (Cost $44,677) ($ Thousands)		47,117

EXCHANGE TRADED FUNDS — 3.3%
iShares iBoxx USD High Yield Corporate Bond	33,800	3,063
iShares MSCI Italy Capped	391,792	5,798
iShares MSCI Spain Capped	154,717	5,381
SPDR EURO STOXX 50	144,375	5,605

Total Exchange Traded Funds (Cost $21,058) ($ Thousands)		19,847

PREFERRED STOCK — 2.2%
ALM Loan Funding* (C)	392	310
Aspen Insurance Holdings (C)	80,000	2,054
CoBank ACB*	11,500	1,175
Goldman Sachs Group (C)	94,300	2,374
Morgan Stanley (C)	64,000	1,667
Seaspan	216,000	5,439

Total Preferred Stock (Cost $12,807) ($ Thousands)		13,019

Description		Face Amount (Thousands) (1) /Contracts	Market Value ($ Thousands)

SOVEREIGN DEBT — 0.9%
Dominican Republic International Bond
6.850%, 01/27/45 (B)		1,400	$1,470
Kenya Government International Bond
6.875%, 06/24/24 (B)		3,650	3,812

Total Sovereign Debt (Cost $5,134) ($ Thousands)			5,282

CONVERTIBLE BOND — 0.0%
Mirabela Nickel
9.500%, 06/24/19 (B) (F)		139	139

Total Convertible Bond (Cost $140) ($ Thousands)			139

TIME DEPOSITS — 3.9%
Brown Brothers Harriman
0.074%, 04/01/15	GBP	30	45
0.030%, 04/01/15		23,531	23,531
(0.198)%, 04/01/15 @	EUR	3	3

Total Time Deposits (Cost $23,579) ($ Thousands)			23,579

Total Investments — 107.3% (Cost $653,989) ($ Thousands)			$648,537

PURCHASED OPTIONS* — 0.3%
February 2016, U.S. Call, AED Put, Expires 02/20/16, Strike Price $3.68		13,175,000	26
February 2016, U.S. Call, AED Put, Expires 02/20/16, Strike Price $3.68		39,525,000	79
July 2015, Euro Put, DKK Call, Expires 07/30/15, Strike Price $7.42		52,148,626	295
June 2015, TLT U.S. Call, Expires 06/20/15, Strike Price $134.00		2,162	435
June 2015, USO U.S. Put, Expires 06/20/15, Strike Price $15.00		5,400	432
September 2015, IEF U.S. Call, Expires 09/19/15, Strike Price $109.00		5,656	679

Total Purchased Options (Cost $2,606) ($ Thousands)			1,946

WRITTEN OPTIONS* — (0.2)%
April 2015, SPX U.S. Short Index Call, Expires 04/18/15, Strike Price $2,075.00		(294)	(548)
April 2015, SPX U.S. Short Index Call, Expires 04/18/15, Strike Price $2,095.00		(1)	(1)

190	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Contracts	Market Value ($ Thousands)

June 2015, TLT U.S. Call, Expires 06/20/15, Strike Price $139.00	(2,162)	$(203)
June 2015, USO U.S. Put, Expires 06/20/15, Strike Price $134.00	(5,400)	(54)
September 2015, IEF U.S. Call, Expires 09/19/15, Strike Price $111.00	(5,656)	(481)

Total Written Options (Premiums Received $(1,697) ($ Thousands)		$(1,287)

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation/ (Depreciation) ($ Thousands)
S&P 500 Index EMINI	159	Jun-2015	$9
U.S. Dollar Index	123	Jun-2015	(141)

			$(132)

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation/ (Depreciation) ($ Thousands)
4/7/15	AUD	350	USD	272	$4
4/7/15	GBP	620	USD	922	2
4/7/15-6/2/15	EUR	16,050	USD	18,172	927
5/8/15-5/18/15	RUB	255,381	USD	4,579	249
5/18/15	USD	—	RUB	—	(1)
7/2/15	IDR	64,500,000	USD	5,000	165

					$1,346

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Bank of America	(7,155)	7,729	$574
Barclays PLC	(20,444)	21,216	772

			$1,346

For the period ended March 31, 2015, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of open centrally cleared swap agreements held by the Fund at March 31, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Bank of America	2.70%	3 Month USD - LIBOR	07/18/23	600	$(47)
Bank of America	1.56%	3 Month USD - LIBOR	07/03/18	7,150	(163)
Bank of America	USD 3M LIBOR	2.26%	12/29/25	8,600	42
Bank of America	0.81%	6M EUR - EURIOBOR	12/29/25	7,095	(142)
Bank of America	REC: 2.927	PAY: 3 Month USD - LIBOR	08/24/25	16,400	1,200
Bank of America	1.42%	6 Month EURIRBOR	08/24/25	11,515	(1,131)
Bank of America	REC: 3.13	PAY: 3 Month USD - LIBOR	06/08/25	17,400	1,689
Bank of America	1.89%	6 Month EURIRBOR	06/08/25	12,100	(1,987)

					$(539)

A list of open OTC swap agreements held by the Fund at March 31, 2015, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Bank of America	S15ESDV Index	Index Return	1-Month USD LIBOR Plus 70 Bps	04/08/15	(885)	$(71)
Bank of America	S15ESDV Index	Index Return	1-Month USD LIBOR Plus 30 Bps	04/08/15	(15,407)	(1,518)
Bank of America	S5HOME Index	Index Return	1-Month USD LIBOR Plus 30 Bps	04/08/15	(13,753)	945
Bank of America	S5HOME Index	Index Return	1-Month USD LIBOR Plus 30 Bps	07/09/15	(1,669)	79
Bank of America	88160R101	Index Return	3-Month USD LIBOR Plus 158 Bps	09/11/15	5,553	45

						$(520)

For the period ended March 31, 2015, the total amount of all swap contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	191

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Concluded)

March 31, 2015

Percentages are based on a Net Assets of $604,404 ($ Thousands)

(1)	In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

‡	Real Estate Investment Trust

@	Rate is negative due to the decrease in the value of the foreign currency against the U.S. Dollar.

(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effects as of March 31, 2015. The date reported on the Schedule of Investments is the next reset date.

(D)	Unfunded bank loan. Interest rate not available.

(E)	Unsettled bank loan. Interest rate not available.

(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2015 was $16,720 ($ Thousands) and represented 2.77% of Net Assets.

AED — United Arab Emirates Dirham

AUD — Australian Dollar

CBO — Collateralized Bond Obligation

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

DKK — Danish Krone

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

IDR — Indonesian Rupiah

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

OTC — Over The Counter

PLC — Public Limited Company

Re-REMIC — Re-securitization of Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

Ser — Series

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

USD — United States Dollar

The following is a list of inputs used as of March 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Collateralized Debt Obligations	$—	$138,110	$3,600	$141,710
Loan Participations	—	122,464	2,159	124,623
Corporate Obligations	—	99,535	3,585	103,120
Asset-Backed Securities	—	85,527	7,706	93,233
Mortgage-Backed Securities	—	76,868	—	76,868
Common Stock	47,117	—	—	47,117
Exchange Traded Funds	19,847	—	—	19,847
Preferred Stock	13,019	—	—	13,019
Sovereign Debt	—	5,282	—	5,282
Convertible Bond	—	—	139	139
Time Deposits	—	23,579	—	23,579

Total Investments in Securities	$79,983	$551,365	$17,189	$648,537

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$1,946	$—	$—	$1,946
Written Options	(1,287)	—	—	(1,287)
Futures Contracts*
Unrealized Appreciation	9	—	—	9
Unrealized Depreciation	(141)	—	—	(141)
Forwards Contracts*
Unrealized Appreciation	1,347	—	—	1,347
Unrealized Depreciation	(1)	—	—	(1)
Centrally Cleared Swaps*
Interest Rate Swaps
Unrealized Appreciation	—	2,931	—	2,931
Unrealized Depreciation	—	(3,470)	—	(3,470)
OTC Swaps*
Total Return Swaps
Unrealized Appreciation	—	1,069	—	1,069
Unrealized Depreciation	—	(1,589)	—	(1,589)
Reverse Repurchase Agreements**	(61,822)	—	—	(61,822)

Total Other Financial Instruments	$(59,949)	$(1,059)	$—	$(61,008)

*	Futures, forwards and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

**	See Note 2 for more information on the reverse repurchase agreements.

(1)	Please see Note 2 for details on the unobservable inputs and the interrelationships and sensitivity between these inputs for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value ($ Thousands):

	Collateralized Debt Obligations	Loan Participations	Corporate Obligations	Asset-Backed Securities	Convertible Bond	Mortgage-Backed Securities	Common Stock
Beginning balance as of October 1, 2014	$9,489	$10,354	$3,535	$11,510	$139	$4,037	$159
Accrued discounts/premiums	—	(2)	2	23	(32)	—	—
Realized gain/(loss)	—	13	—	1,036	—	—	—
Change in unrealized appreciation/(depreciation)	(76)	5	48	19	32	—	—
Purchases	2,836	304	—	974	—	—	—
Sales	—	(828)	—	(2,293)	—	—	—
Transfer into Level 3	—	627	—	—	—	—	—
Transfer out of Level 3	(8,649)	(8,314)	—	(3,563)	—	(4,037)	(159)

Ending balance as of March 31, 2015	$3,600	$2,159	$3,585	$7,706	$139	$—	$—

Changes in unrealized gains/(losses) in earnings related to securities held at reporting date	$(798)	$(53)	$49	$5	$32	$—	$—

For the period ended March 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

192	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 29.6%

Consumer Discretionary — 0.2%
Cinemark Holdings	22,300	$1,005
News, Cl A*	89,300	1,430

		2,435

Consumer Staples — 5.2%
Altria Group	20,600	1,030
Archer-Daniels-Midland	25,700	1,218
Cal-Maine Foods	55,100	2,152
Central Garden and Pet, Cl A*	7,200	77
Clorox	13,200	1,457
Coca-Cola	10,100	410
Costco Wholesale	24,300	3,681
CVS Health	53,500	5,522
Dean Foods	8,200	135
Dr Pepper Snapple Group	66,300	5,203
Kimberly-Clark	14,400	1,542
Kroger	3,900	299
Lorillard	67,300	4,398
Medifast*	1,800	54
Monster Beverage*	46,700	6,463
Omega Protein*	18,700	256
PepsiCo	24,800	2,371
Pilgrim’s Pride	123,500	2,790
Procter & Gamble	35,000	2,868
Rite Aid*	75,400	655
Sanderson Farms	69,500	5,536
SUPERVALU*	207,100	2,409
USANA Health Sciences*	2,600	289

		50,815

Energy — 6.7%
Alon USA Energy	158,900	2,633
Anadarko Petroleum, Cl A	9,100	754
Apache	600	36
Basic Energy Services*	83,700	580
Chesapeake Energy	9,000	127
Chevron	29,190	3,064
ConocoPhillips	17,910	1,115
CVR Energy	12,900	549
Dawson Geophysical*	92	—
Devon Energy	10,300	621

Description	Shares	Market Value ($ Thousands)
Ensco, Cl A	80,900	$1,705
Exxon Mobil	121,830	10,356
Frontline*	136,900	307
Green Plains	12,900	368
Gulf Island Fabrication	12,000	178
Helmerich & Payne	1,000	68
Hess	9,820	666
Kosmos Energy*	209,600	1,658
Matrix Service*	11,300	198
Nabors Industries	39,320	537
Newpark Resources, Cl A*	58,600	534
Noble	119,700	1,709
Nordic American Tankers, Cl US	168,100	2,002
Pacific Ethanol*	192,100	2,073
PBF Energy, Cl A	142,300	4,827
PDC Energy, Cl A*	8,700	470
Pioneer Energy Services*	90,600	491
REX American Resources*	76,400	4,646
SM Energy	41,300	2,134
Superior Energy Services	55,500	1,240
Teekay Tankers, Cl A	56,500	324
Tesoro	65,600	5,989
Unit*	14,900	417
VAALCO Energy*	175,300	430
Valero Energy	82,200	5,230
Western Refining	53,600	2,647
World Fuel Services	19,500	1,121
WPX Energy*	301,400	3,294

		65,098

Financials — 3.3%
Alleghany*	6,770	3,297
Allstate	30,400	2,163
American Financial Group	9,300	597
Arch Capital Group*	16,100	992
Ashford Hospitality Trust†	60,300	580
Berkshire Hills Bancorp	2,700	75
BGC Partners, Cl A	16,100	152
Chimera Investment†	1,064,800	3,344
CoreSite Realty†	20,600	1,003
Corporate Office Properties Trust†	1,510	44
CyrusOne†	15,100	470
FelCor Lodging Trust†	40,600	467
First BanCorp Puerto Rico*	28,000	174
Heartland Financial USA	2,400	78
Hospitality Properties Trust†	4,900	162
International. FCStone*	9,200	274
Jones Lang LaSalle	3,900	665
LaSalle Hotel Properties†	2,700	105
Lazard, Cl A	20,200	1,062
Marcus & Millichap*	3,100	116
Mortgage Investment Trust†	81,700	1,539
Popular*	24,800	853
ProLogis†	54,602	2,378

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	193

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Public Storage†	9,300	$1,833
RE, Cl A	6,200	206
Regency Centers†	15,300	1,041
Ryman Hospitality Properties†	28,200	1,718
Simon Property Group†	8,700	1,702
SL Green Realty†	9,294	1,193
Sovran Self Storage†	4,270	401
St. Joe*	147,800	2,743
Voya Financial	25,000	1,078

		32,505

Health Care — 7.6%
Abaxis	500	32
Affymetrix, Cl A*	113,600	1,427
Almost Family*	4,200	188
Amgen, Cl A	34,000	5,435
ANI Pharmaceuticals*	2,600	163
Anthem	41,800	6,454
Biogen*	12,110	5,113
Cambrex*	8,000	317
Centene*	84,800	5,995
Cigna	17,000	2,200
Edwards Lifesciences, Cl A*	20,700	2,949
Gilead Sciences*	60,400	5,927
Health Net, Cl A*	77,900	4,712
Hospira*	44,200	3,882
Hyperion Therapeutics*	14,400	661
ICU Medical*	13,600	1,267
Illumina*	27,600	5,124
Johnson & Johnson	49,700	5,000
Laboratory Corp of America Holdings*	6,600	832
Lannett*	13,300	900
LifePoint Hospitals*	22,300	1,638
Magellan Health*	21,600	1,530
McKesson	900	204
Merge Healthcare*	67,200	300
Parexel International*	8,900	614
PDL BioPharma	175,200	1,233
Pfizer	29,000	1,009
Pharmacyclics*	7,000	1,792
Quintiles Transnational Holdings*	60,200	4,031
Sucampo Pharmaceuticals, Cl A*	65,600	1,021
United Therapeutics*	6,700	1,155
Universal Health Services, Cl B	6,800	800

		73,905

Industrials — 1.5%
Argan	6,600	239
Cintas	2,100	171
Civeo	112,900	287
Dycom Industries*	4,400	215
General Dynamics	39,400	5,348
Higher One Holdings*	11,400	28

Description	Shares	Market Value ($ Thousands)
Huntington Ingalls Industries, Cl A	500	$70
Insperity, Cl A	22,800	1,192
JetBlue Airways*	7,900	152
Matson	12,900	544
Meritor*	14,700	185
RPX, Cl Comdty (histrt)*	69,500	1,000
Skywest	3,600	52
Southwest Airlines, Cl A	92,000	4,076
Spirit AeroSystems Holdings, Cl A*	2,600	136
United Continental Holdings*	4,700	316
USA Truck*	15,800	437

		14,448

Information Technology — 3.8%
Angie’s List*	6,100	36
AVG Technologies*	61,900	1,340
Booz Allen Hamilton Holding, Cl A	6,400	185
Broadridge Financial Solutions	21,900	1,205
Cognizant Technology Solutions, Cl A*	18,000	1,123
Computer Sciences	7,700	503
Convergys	40,400	924
DST Systems	31,300	3,465
EarthLink Holdings	260,200	1,155
Electronic Arts*	104,000	6,117
Ellie Mae*	5,400	299
EPAM Systems*	38,100	2,335
ePlus*	6,000	521
Euronet Worldwide*	1,300	76
Facebook, Cl A*	2,800	230
Factset Research Systems	22,900	3,646
GrubHub*	7,500	341
Hackett Group	9,300	83
Leidos Holdings	33,600	1,410
LogMeIn*	44,800	2,508
Manhattan Associates*	70,800	3,583
MAXIMUS	5,800	387
Monster Worldwide*	124,800	791
Progress Software*	28,500	774
Rackspace Hosting*	26,700	1,378
Sykes Enterprises*	10,000	249
Unisys*	51,600	1,198
Visa, Cl A	15,200	994

		36,856

Telecommunication Services — 0.6%
Atlantic Telegraph-Network	16,100	1,115
CenturyTel	3,600	124
Inteliquent	85,500	1,346
magicJack VocalTec*	75,500	516
Verizon Communications	52,700	2,563

		5,664

194	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 0.7%
Entergy	43,200	$3,348
PG&E	57,200	3,036

		6,384

Total Common Stock (Cost $258,107) ($ Thousands)		288,110

CORPORATE OBLIGATIONS — 7.8%

Consumer Discretionary — 1.0%
21st Century Fox America
6.150%, 02/15/2041	$165	213
4.500%, 02/15/2021	260	288
4.000%, 10/01/2023	185	198
3.000%, 09/15/2022	405	410
Comcast
6.450%, 03/15/2037	185	250
CSC Holdings
8.625%, 02/15/2019	162	188
Dana Holding
6.000%, 09/15/2023	148	158
DIRECTV Holdings
5.000%, 03/01/2021	1,055	1,174
4.450%, 04/01/2024	348	372
3.800%, 03/15/2022	262	272
Discovery Communications
3.450%, 03/15/2025	450	450
Ford Motor Credit
2.597%, 11/04/2019	1,152	1,167
General Motors
3.500%, 10/02/2018	465	477
Goodyear Tire & Rubber
8.250%, 08/15/2020	210	222
Hertz
5.875%, 10/15/2020	470	483
KB Home
4.750%, 05/15/2019	382	373
MCE Finance
5.000%, 02/15/2021 (A)	405	379
Numericable Group
5.375%, 05/15/2022 (A)	235	264
Omnicom Group
3.625%, 05/01/2022	65	68
Reed Elsevier Capital
8.625%, 01/15/2019	475	583
Sirius XM Radio
4.625%, 05/15/2023 (A)	421	405
Time Warner
3.550%, 06/01/2024	257	266
Time Warner Cable
4.500%, 09/15/2042	137	141

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Viacom
3.875%, 04/01/2024	$344	$354

		9,155

Consumer Staples — 0.6%
Altria Group
4.750%, 05/05/2021	210	234
2.625%, 01/14/2020	1,160	1,179
Grupo Bimbo
3.875%, 06/27/2024 (A)	703	722
Kroger
3.400%, 04/15/2022	638	659
Marfrig Overseas
9.500%, 05/04/2020 (A)	375	354
Reynolds American
3.250%, 11/01/2022	330	328
Tyson Foods
3.950%, 08/15/2024	715	756
2.650%, 08/15/2019	219	224
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (A) (B)	660	26
Walgreens Boots Alliance
3.800%, 11/18/2024	1,160	1,200

		5,682

Energy — 1.0%
DCP Midstream
4.750%, 09/30/2021 (A)	220	204
Diamond Offshore Drilling
4.875%, 11/01/2043	370	310
Ecopetrol
5.875%, 05/28/2045	309	287
Energy Transfer Partners
6.125%, 02/15/2017	200	216
5.200%, 02/01/2022	465	507
Enterprise Products Operating
5.200%, 09/01/2020	340	383
Kinder Morgan Energy Partners
3.950%, 09/01/2022	990	1,005
Korea National Oil
3.125%, 04/03/2017 (A)	465	479
Marathon Petroleum
5.125%, 03/01/2021	196	220
Noble Energy
8.250%, 03/01/2019	153	183
4.150%, 12/15/2021	475	503
3.900%, 11/15/2024	606	617
ONEOK
4.250%, 02/01/2022	300	284
Paragon Offshore (A)
7.250%, 08/15/2024	389	129
6.750%, 07/15/2022	66	22

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	195

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Petrobras Global Finance BV
5.750%, 01/20/2020	$888	$824
Petroleos Mexicanos
3.500%, 07/18/2018 (A)	452	470
Petronas Capital
5.250%, 08/12/2019	330	370
Regency Energy Partners
4.500%, 11/01/2023	114	115
Reliance Holding USA
5.400%, 02/14/2022 (A)	1,161	1,276
SM Energy
6.500%, 01/01/2023	43	44
Transocean
6.500%, 11/15/2020	570	478
Valero Energy
6.125%, 02/01/2020	480	556
Williams Partners
3.900%, 01/15/2025	217	212

		9,694

Financials — 2.6%
American International Group
6.400%, 12/15/2020	325	394
4.875%, 06/01/2022	520	591
American Tower†
4.700%, 03/15/2022	365	392
3.500%, 01/31/2023	485	481
Bank of America (C)
6.500%, 12/31/2049	292	309
0.919%, 03/28/2018	1,100	1,174
Barclays Bank
7.750%, 04/10/2023 (C)	393	436
7.625%, 11/21/2022	207	242
6.860%, 09/29/2049	131	146
6.625%, 03/30/2022	103	144
4.375%, 09/11/2024	300	305
BNP Paribas
5.186%, 06/29/2049 (A) (C)	259	260
Citigroup
3.875%, 03/26/2025	905	908
Credit Agricole
7.875%, 01/23/2024 (A) (C)	249	264
Credit Suisse Group Funding Guernsey
3.750%, 03/26/2025 (A)	995	1,006
Dai-ichi Life Insurance
5.100%, 12/31/2049 (A) (C)	508	549
Ford Motor Credit
5.875%, 08/02/2021	695	818
Goldman Sachs Group MTN
1.861%, 11/29/2023 (C)	810	835
Hartford Financial Services Group
5.125%, 04/15/2022	655	746

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HBOS Capital Funding
4.939%, 05/29/2049 (C)	$1,006	$1,077
HCP†
5.375%, 02/01/2021	455	512
Health Care†
5.250%, 01/15/2022	695	783
Healthcare Realty Trust†
5.750%, 01/15/2021	285	322
Host Hotels & Resorts†
5.250%, 03/15/2022	190	211
ING Bank
2.000%, 09/25/2015 (A)	665	669
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)	746	763
JPMorgan Chase
5.400%, 01/06/2042	175	210
Lincoln National
4.200%, 03/15/2022	355	384
MetLife
5.700%, 06/15/2035	80	101
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (A)	275	295
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024 (A)	840	902
Morgan Stanley MTN
5.500%, 07/28/2021	585	679
Murray Street Investment Trust I
4.647%, 03/09/2017 (D)	55	58
Nationwide Financial Services
5.375%, 03/25/2021 (A)	470	529
Navient MTN
7.250%, 01/25/2022	52	55
Nomura Holdings MTN
2.000%, 09/13/2016	804	812
Nordea Bank
6.125%, 12/31/2049 (A) (C)	205	211
PNC Bank
3.800%, 07/25/2023	960	1,016
Prudential Financial
5.625%, 06/15/2043 (C)	365	387
Rabobank Capital Funding Trust III
5.254%, 10/21/2016 (A) (C)	380	395
Royal Bank of Scotland MTN
9.500%, 03/16/2022 (C)	110	124
Santander Bank
1.182%, 01/12/2018 (C)	1,205	1,205
Santander UK
5.000%, 11/07/2023 (A)	700	754
Societe Generale
5.922%, 04/05/2017 (A) (C)	115	120
Standard Chartered MTN
4.000%, 07/12/2022 (C)	775	795

196	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Trust F/1401†
5.250%, 12/15/2024 (A)	$830	$892
XLIT
4.450%, 03/31/2025	622	626

		24,887

Health Care — 0.5%
Actavis Funding SCS
3.850%, 06/15/2024	297	307
3.800%, 03/15/2025	1,096	1,131
Bayer US Finance
3.375%, 10/08/2024 (A)	405	422
Becton Dickinson
3.734%, 12/15/2024	513	537
CHS
5.125%, 08/15/2018	169	174
Medtronic
3.500%, 03/15/2025 (A)	1,170	1,223
Perrigo Finance
3.500%, 12/15/2021	227	235
Thermo Fisher Scientific
4.150%, 02/01/2024	365	394

		4,423

Industrials — 0.2%
AerCap Aviation Solutions BV
6.375%, 05/30/2017	234	248
Empresa de Transporte de Pasajeros Metro
4.750%, 02/04/2024 (A)	360	386
Hutchison Whampoa International 14
1.625%, 10/31/2017 (A)	424	422
International Lease Finance
5.875%, 04/01/2019	325	353
Odebrecht Finance
5.250%, 06/27/2029 (A)	457	369

		1,778

Information Technology — 0.3%
KLA-Tencor
4.650%, 11/01/2024	894	939
Sabre
8.500%, 05/15/2019 (A)	421	450
Seagate HDD Cayman
4.750%, 01/01/2025 (A)	427	442
Tencent Holdings MTN
3.375%, 05/02/2019 (A)	676	701
Total System Services
2.375%, 06/01/2018	262	263

		2,795

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Materials — 0.7%
Basell Finance BV
8.100%, 03/15/2027 (A)	$220	$303
Cia Minera Milpo SAA
4.625%, 03/28/2023 (A)	428	427
Dow Chemical
4.250%, 11/15/2020	210	230
Glencore Funding
3.125%, 04/29/2019 (A)	1,840	1,882
International Paper
4.750%, 02/15/2022	490	542
3.650%, 06/15/2024	247	252
Minsur
6.250%, 02/07/2024 (A)	875	963
NOVA Chemicals
5.250%, 08/01/2023 (A)	420	439
Novelis
8.375%, 12/15/2017	99	103
OCP
5.625%, 04/25/2024 (A)	341	371
Sealed Air
5.250%, 04/01/2023 (A)	332	346
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (A)	408	358
Yamana
4.950%, 07/15/2024	917	901

		7,117

Telecommunication Services — 0.5%
AT&T
5.550%, 08/15/2041	245	275
3.000%, 02/15/2022	465	467
Comcel Trust via Comunicaciones Celulares
6.875%, 02/06/2024 (A)	208	222
Rogers Communications
4.000%, 06/06/2022	60	52
SBA Tower Trust
2.898%, 10/15/2019 (A)	950	961
Sprint
7.875%, 09/15/2023	405	413
Telecom Italia Capital
7.175%, 06/18/2019	260	299
Telefonica Emisiones SAU
5.462%, 02/16/2021	200	229
Verizon Communications
7.350%, 04/01/2039	350	476
6.550%, 09/15/2043	360	469
4.272%, 01/15/2036 (A)	1,170	1,161
Virgin Media Finance
5.250%, 02/15/2022	200	194

		5,218

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	197

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 0.4%
AES
7.375%, 07/01/2021	$415	$461
Berkshire Hathaway Energy
6.125%, 04/01/2036	390	508
CMS Energy
5.050%, 03/15/2022	185	212
Constellation Energy Group
5.150%, 12/01/2020	70	79
Exelon Generation
4.250%, 06/15/2022	460	485
Israel Electric
5.000%, 11/12/2024 (A)	792	821
NRG Energy
6.250%, 05/01/2024	315	317
Talent Yield Investments
4.500%, 04/25/2022 (A)	1,301	1,383

		4,266

Total Corporate Obligations (Cost $74,576) ($ Thousands)		75,015

MORTGAGE-BACKED SECURITIES — 4.7%

Agency Mortgage-Backed Obligations — 0.5%
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN2, Cl M2
4.421%, 11/25/2023 (C)	1,035	1,065
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M3
3.771%, 04/25/2024 (C)	352	343
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
4.171%, 08/25/2024 (C)	1,165	1,169
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M2
2.373%, 03/25/2025 (C)	530	531
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.374%, 07/25/2024 (C)	395	395
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
5.071%, 11/25/2024 (C)	933	986
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
4.474%, 02/25/2025 (C)	630	637

		5,126

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 4.2%
Banc of America Commercial Mortgage Trust, Ser 2007-4, Cl A1A
5.774%, 02/10/2051 (C)	$1,749	$1,898
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (C)	262	280
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW13, Cl AJ
5.611%, 09/11/2041 (C)	718	739
Carefree Portfolio Trust, Ser 2014-CARE, Cl A
1.495%, 11/15/2019 (A) (C)	653	655
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	244	213
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	443	412
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A18
6.250%, 09/25/2036	593	545
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	214	197
CHL Mortgage Pass-Through Trust, Ser 2007-HYB2, Cl 3A1
2.655%, 02/25/2047 (C)	551	458
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A1A
5.768%, 03/15/2049 (C)	497	513
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	980	1,003
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C3, Cl A4
5.761%, 05/15/2046 (C)	498	538
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A1A
6.028%, 12/10/2049 (C)	1,690	1,839
Commercial Mortgage Pass-Through Certificates, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (A)	397	394
Commercial Mortgage Pass-Through Certificates, Ser 2014-KYO, Cl A
1.077%, 06/11/2027 (A) (C)	835	832

198	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass-Through Certificates, Ser 2014-SAVA, Cl A
1.322%, 06/15/2034 (A) (C)	$719	$718
Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.187%, 03/13/2035	915	956
Countrywide Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	184	174
Countrywide Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%, 12/25/2035	502	461
Countrywide Alternative Loan Trust, Ser 2006-23CB, Cl 1A7
6.000%, 08/25/2036	296	286
Countrywide Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 06/25/2036	704	635
Countrywide Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	481	410
Countrywide Alternative Loan Trust, Ser 2006-9T1, Cl A1
5.750%, 05/25/2036	318	265
Countrywide Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	437	393
Countrywide Alternative Loan Trust, Ser 2007-2CB, Cl 2A4
5.750%, 03/25/2037	430	385
Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, Cl AM
5.704%, 06/15/2039 (C)	581	610
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2013-G1, Cl A2
2.059%, 04/10/2031 (C)	690	682
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.361%, 12/25/2036 (C)	769	457
Extended Stay America Trust, Ser 2013-ESFL, Cl A2FL
0.873%, 12/05/2031 (A) (C)	425	423
Extended Stay America Trust, Ser 2013-ESH7, Cl A17
2.295%, 12/05/2031 (A)	560	560
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	456	381

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	$613	$647
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	754	796
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (A)	835	850
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.421%, 03/25/2035 (C)	380	338
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR15, Cl A1
0.291%, 07/25/2036 (C)	565	448
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (A) (C)	258	257
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.694%, 02/12/2049 (C)	300	317
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl A4
5.882%, 02/15/2051 (C)	930	997
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AM
6.010%, 02/15/2051 (C)	254	276
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDP10, Cl A1A
5.439%, 01/15/2049	1,958	2,096
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A3
5.420%, 01/15/2049	867	919
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-S3, Cl 1A8
6.000%, 08/25/2037	335	303
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2008-C2, Cl A1A
5.998%, 02/12/2051	895	981
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-INN, Cl A
1.095%, 06/15/2029 (A) (C)	1,145	1,142
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.455%, 02/15/2040	395	422

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	199

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LSTAR Commercial Mortgage Trust, Ser 2014-2, Cl A2
2.767%, 01/20/2041 (A)	$687	$701
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl A1A
5.739%, 08/12/2043 (C)	604	633
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl A1A
5.166%, 12/12/2049	2,242	2,345
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	1,220	1,308
PFP III, Ser 2014-1, Cl A
1.345%, 06/14/2031 (A) (C)	709	710
Resource Capital, Ser 2014-CRE2, Cl A
1.228%, 04/15/2032 (A) (C)	488	485
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/2049	297	309
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	596	608
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C23, Cl A5
5.416%, 01/15/2045 (C)	2,041	2,096
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A1A
6.009%, 06/15/2045 (C)	590	618
Wells Fargo Mortgage Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%, 07/25/2037	293	286
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046	856	902
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A2
3.036%, 05/15/2047	701	734

		40,836

Total Mortgage-Backed Securities (Cost $46,258) ($ Thousands)		45,962

ASSET-BACKED SECURITIES — 4.4%

Automotive — 2.1%
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	12	12

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/2018	$1,245	$1,246
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A3
0.960%, 04/09/2018	550	550
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl A3
0.900%, 02/08/2019	530	529
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/2015 (A)	193	193
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (A)	414	414
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (A)	435	440
Avis Budget Rental Car Funding AESOP, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (A)	594	614
Avis Budget Rental Car Funding AESOP, Ser 2014-1A, Cl A
2.460%, 07/20/2020 (A)	1,404	1,418
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	907	911
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	50	50
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	939	940
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl B
2.220%, 01/22/2019	200	202
Carfinance Capital Auto Trust, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (A)	70	70
Chrysler Capital Auto Receivables Trust, Ser 2014-BA, Cl A2
0.690%, 09/15/2017 (A)	1,646	1,646
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (A)	545	546
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (A)	537	536
Enterprise Fleet Financing, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (A)	378	378

200	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Enterprise Fleet Financing, Ser 2015-1, Cl A2
1.300%, 09/20/2020 (A)	$983	$984
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017 (A)	18	18
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl A
1.290%, 10/16/2017 (A)	88	88
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (A)	235	235
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl A
1.060%, 08/15/2018 (A)	255	255
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/2018 (A)	115	115
Ford Auto Securitization Trust, Ser 2013-R1A, Cl A2
1.676%, 09/15/2016 (A)	190	150
Ford Auto Securitization Trust, Ser 2014-R2A, Cl A1
1.353%, 03/15/2016 (A)	188	148
Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/2018	240	239
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (A)	816	828
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl A2
1.100%, 12/20/2017	984	984
Harley-Davidson Motorcycle Trust, Ser 2014-1, Cl A3
1.100%, 09/15/2019	420	420
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.722%, 12/10/2027 (A) (C)	1,241	1,241

Hertz Vehicle Financing, Ser 2013-1A, Cl A1
1.120%, 08/25/2017 (A)	2,230	2,230
Hyundai Auto Lease Securitization Trust, Ser 2015-A, Cl A2
1.000%, 10/16/2017 (A)	681	681
Hyundai Auto Receivables Trust, Ser 2012-B, Cl C
1.950%, 10/15/2018	170	172
Mercedes Benz Auto Lease Trust, Ser 2014-A, Cl A2A
0.480%, 06/15/2016	437	437
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A3
0.590%, 02/15/2016	88	88

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santander Drive Auto Receivables Trust, Ser 2013-4, Cl A3
1.110%, 12/15/2017	$705	$705
Santander Drive Auto Receivables Trust, Ser 2013-5, Cl A2A
0.640%, 04/17/2017	13	13

		20,726

Credit Cards — 0.7%
Barclays Dryrock Issuance Trust, Ser 2014-3, Cl A
2.410%, 07/15/2022	570	583
Barclays Dryrock Issuance Trust, Ser 2015-1, Cl A
2.200%, 12/15/2022	989	998
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.523%, 03/16/2020 (C)	500	500
Discover Card Execution Note Trust, Ser 2015-A1, Cl A1
0.525%, 08/17/2020 (C)	750	750
First National Master Note Trust, Ser 2013-2, Cl A
0.705%, 10/15/2019 (C)	794	795
Synchrony Credit Card Master Note Trust, Ser 2012-2, Cl A
2.220%, 01/15/2022	1,389	1,402
World Financial Network Credit Card Master Trust, Ser 2012-B, Cl A
1.760%, 05/17/2021	380	384
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	385	386
World Financial Network Credit Card Master Trust, Ser 2014-A, Cl A
0.555%, 12/15/2019 (C)	915	915

		6,713

Other Asset-Backed Securities — 1.6%
Ally Master Owner Trust, Ser 2014-1, Cl A2
1.290%, 01/15/2019	1,405	1,412
Ally Master Owner Trust, Ser 2014-2, Cl A
0.545%, 01/16/2018 (C)	810	810
BHMS, Ser 2014-ATLS, Cl AFX
3.600%, 07/01/2033	1,180	1,227

BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.575%, 09/15/2017 (A) (C)	906	907

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	201

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

March 31, 2015

Description	Face Amount (1) ($ Thousands)/Shares		Market Value ($ Thousands)

CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/2017 (A)		1,129	$1,129
CNH Equipment Trust, Ser 2015-A, Cl A4
1.850%, 04/15/2021		673	676
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019		999	1,002
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
0.745%, 01/15/2022 (C)		954	955
GE Dealer Floorplan Master Note Trust, Ser 2014-1, Cl A
0.556%, 07/20/2019 (C)		1,159	1,159
GE Dealer Floorplan Master Note Trust, Ser 2015-1, Cl A
0.676%, 01/20/2020 (C)		956	957
GE Equipment Small Ticket, Ser 2014-1A, Cl A2
0.590%, 08/24/2016 (A)		868	868
GSAA Home Equity Trust, Ser 2006-5, Cl 2A3
0.441%, 03/25/2036 (C)		706	481
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/2017 (A)		1,278	1,278
Navistar Financial Dealer Note Master Owner Trust II, Ser 2014-1, Cl A
0.921%, 10/25/2019 (A) (C)		768	768
Starwood Retail Property Trust, Ser 2014, Cl A
1.392%, 11/15/2027		773	774
Volvo Financial Equipment, Ser 2015-1A, Cl A3
1.510%, 06/17/2019 (A)		986	990

			15,393

Total Asset-Backed Securities (Cost $42,752) ($ Thousands)			42,832

SOVEREIGN DEBT — 0.3%
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2017	BRL	6,145	1,823
IPIC GMTN
3.750%, 03/01/2017 (A)		460	480

Description	Face Amount (1) (Thousands)/Shares			Market Value ($ Thousands)

Qatar Government International Bond
4.500%, 01/20/2022 (A)	$		355	$395

Total Sovereign Debt (Cost $3,192) ($ Thousands)				2,698

PREFERRED STOCK — 0.0%

Financials — 0.0%
Allstate (A)			2,250	58

Total Preferred Stock (Cost $56) ($ Thousands)				58

U.S. TREASURY OBLIGATIONS — 66.2%
U.S. Treasury Inflation Protected Securities
2.625%, 07/15/2017			14,423	15,660
2.500%, 07/15/2016			40,936	42,999
2.375%, 01/15/2017			7,798	8,262
2.125%, 01/15/2019			17,187	18,920
1.625%, 01/15/2018			27,991	29,819
1.375%, 01/15/2020			37,237	40,272
0.125%, 04/15/2016			44,592	45,041
0.125%, 04/15/2017			80,740	82,178
0.125%, 04/15/2018			98,739	100,729
0.125%, 04/15/2019			107,503	109,493
U.S. Treasury Bills (E) (F)
0.025%, 06/25/2015			40,000	39,998
0.015%, 04/23/2015			41,000	41,000
0.015%, 05/14/2015			40,000	39,999
0.005%, 06/04/2015			31,000	30,999

Total U.S. Treasury Obligations (Cost $644,752) ($ Thousands)				645,369

TIME DEPOSITS — 4.0%
Brown Brothers Harriman
4.800%, 04/01/2014		ZAR	—	—
0.074%, 10/01/2014		GBP	—	—
0.030%, 01/01/2015 (E)			39,377	39,377
0.005%, 10/01/2014		JPY	—	—
0.005%, 10/01/2014		HKD	—	—
(0.198)%, 07/01/2014 @		EUR	9	10
(0.270)%, 10/01/2014 @		SEK	—	—

Total Time Deposits (Cost $39,387) ($ Thousands)				39,387

Total Investments — 117.0% (Cost $1,109,080) ($ Thousands)				$1,139,431

COMMON STOCK SOLD SHORT — (14.4)%

Consumer Discretionary — (6.8)%
Amazon.com, Cl A*			(7,800)	(2,902)
ANN*			(2,300)	(94)

202	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Description	Shares	Market Value ($ Thousands)

Apollo Education Group, Cl A*	(15,600)	$(295)
Arctic Cat	(24,100)	(875)
bebe stores, Cl A	(198,000)	(719)
Big 5 Sporting Goods	(6,900)	(92)
Black Diamond*	(11,700)	(111)
Bob Evans Farms	(53,600)	(2,480)
Cabela’s*	(101,200)	(5,665)
Callaway Golf	(83,900)	(800)
CarMax*	(21,800)	(1,504)
Carmike Cinemas*	(6,700)	(225)
CBS, Cl B	(3,400)	(206)
Christopher & Banks*	(19,100)	(106)
Chuy’s Holdings *	(95,200)	(2,145)
CROCS*	(42,900)	(507)
Cumulus Media, Cl A*	(89,600)	(221)
Destination XL Group*	(46,700)	(231)
Dixie Group*	(79,800)	(722)
Dorman Products*	(7,600)	(378)
DreamWorks Animation SKG, Cl A*	(71,600)	(1,733)
Entravision Communications, Cl A	(26,600)	(169)
EVINE Live*	(18,900)	(127)
Federal-Mogul Holdings, Cl A*	(7,300)	(97)

Ford Motor	(402,800)	(6,501)
Fox Factory Holding*	(41,900)	(643)
Fuel Systems Solutions*	(110,300)	(1,218)
Gray Television*	(22,200)	(307)
Groupon, Cl A*	(191,300)	(1,379)
Harley-Davidson, Cl A	(29,500)	(1,792)
Johnson Controls	(10,400)	(524)
Lifetime Brands	(6,700)	(102)
LKQ*	(69,100)	(1,766)
M/I Homes*	(14,700)	(351)
Mattel	(62,600)	(1,430)
MDC Holdings	(31,200)	(889)
Media General*	(32,500)	(536)
Men’s Wearhouse	(40,000)	(2,088)
Meritage Homes*	(11,500)	(559)
MGM Mirage*	(31,500)	(662)
Movado Group	(26,600)	(758)
NACCO Industries, Cl A	(600)	(32)
NetFlix*	(5,570)	(2,321)
New Home*	(2,500)	(40)
New Remy Holdco*	(4,700)	(104)
Pep Boys-Manny Moe & Jack*	(34,200)	(329)
Pinnacle Entertainment*	(13,300)	(480)
Ralph Lauren, Cl A	(21,800)	(2,867)
Rentrak*	(10,800)	(600)
Scientific Games, Cl A*	(58,200)	(609)
SeaWorld Entertainment	(56,700)	(1,093)
Standard-Pacific*	(194,200)	(1,748)
Stoneridge*	(64,100)	(724)
Thor Industries	(7,100)	(449)
Town Sports International Holdings	(55,900)	(381)
TRI Pointe Homes*	(206,700)	(3,189)

Description	Shares	Market Value ($ Thousands)

TripAdvisor*	(7,500)	$(624)
UCP, Cl A*	(4,900)	(43)
VOXX International, Cl A*	(29,900)	(274)
William Lyon Homes, Cl A*	(9,400)	(243)
Winnebago Industries	(14,200)	(302)
Wynn Resorts	(47,700)	(6,005)

		(66,366)

Financials — (0.7)%
Bancorp*	(46,600)	(421)
CBOE Holdings	(20,200)	(1,160)
Commerce Bancshares	(24,100)	(1,020)
eHealth*	(91,100)	(855)
Ezcorp, Cl A*	(41,200)	(376)
Ocwen Financial*	(231,500)	(1,910)
Regional Management*	(20,600)	(304)
TFS Financial	(43,700)	(641)

		(6,687)

Industrials — (1.4)%
Ameresco, Cl A*	(46,700)	(346)
American Science & Engineering, Cl A	(5,200)	(254)
Barrett Business Services	(4,500)	(193)
Chart Industries*	(34,100)	(1,196)
Copa Holdings, Cl A	(16,200)	(1,636)
Hub Group, Cl A*	(13,800)	(542)
KBR	(32,000)	(463)
LMI Aerospace*	(15,100)	(184)
Manitowoc	(4,200)	(90)
Powell Industries	(12,500)	(422)
Power Solutions International*	(8,900)	(572)
PowerSecure International*	(130,600)	(1,719)
Raven Industries	(5,600)	(115)
Shiloh Industries*	(3,200)	(45)
UTI Worldwide*	(373,700)	(4,596)
Wesco Aircraft Holdings*	(93,800)	(1,437)

		(13,810)

Information Technology — (3.5)%
Apple	(11,500)	(1,431)
Applied Micro Circuits*	(770,400)	(3,929)
Applied Optoelectronics*	(27,700)	(385)
Audience*	(27,600)	(125)
CalAmp*	(39,900)	(646)
CommScope Holding*	(50,400)	(1,438)
Cray*	(33,200)	(932)
CUI Global*	(13,300)	(78)
Cypress Semiconductor	—	—
Dot Hill Systems*	(25,600)	(136)
Electro Scientific Industries	(36,000)	(223)
Entropic Communications*	(553,900)	(1,640)
Exar*	(38,500)	(387)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	203

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

March 31, 2015

Description	Shares	Market Value ($ Thousands)

Extreme Networks*	(572,700)	$(1,810)
Finisar*	(133,500)	(2,849)
Immersion*	(92,200)	(846)
Intevac*	(48,700)	(299)
Ixia*	(5,700)	(69)
JDS Uniphase*	(212,100)	(2,783)
Kopin*	(73,400)	(258)
MaxLinear, Cl A*	(15,500)	(126)
Maxwell Technologies*	(52,400)	(422)
Nanometrics*	(12,000)	(202)
NeoPhotonics*	(14,300)	(96)
Numerex, Cl A*	(4,600)	(52)
Procera Networks*	(243,700)	(2,288)
Radisys*	(35,800)	(77)
Silicon Graphics International*	(107,600)	(935)
SunEdison*	(241,800)	(5,803)
Ultratech*	(187,600)	(3,253)
Vitesse Semiconductor*	(63,200)	(336)

		(33,854)

Materials — (2.0)%
Advanced Emissions Solutions*	(64,700)	(1,106)
Allegheny Technologies	(7,900)	(237)
AM Castle*	(38,000)	(139)
American Vanguard, Cl B	(312,500)	(3,319)
Axiall	(28,600)	(1,342)
Carpenter Technology	(19,800)	(770)
Deltic Timber	(7,400)	(490)
Flotek Industries*	(70,000)	(1,032)
Freeport-McMoRan, Cl B	(14,600)	(277)
H.B. Fuller	(50,000)	(2,143)
Hecla Mining	(246,700)	(735)
Horsehead Holding*	(16,300)	(206)
Koppers Holdings	(22,400)	(441)
Louisiana-Pacific*	(331,100)	(5,467)
LSB Industries*	(6,500)	(269)
Olympic Steel	(5,300)	(71)
Platform Specialty Products*	(29,700)	(762)
Worthington Industries	(2,100)	(56)
WR Grace*	(7,400)	(732)

		(19,594)

Total Common Stock Sold Short (Proceeds ($147,062)) ($ Thousands)		$(140,311)

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Brent Crude Penultimate**	(85)	Jun-2015	$(173)
Brent Crude Penultimate**	205	Nov-2015	(334)
Canadian 10-Year Bond	25	Jun-2015	34
Coffee ‘C’**	125	May-2015	(1,264)
Copper**	58	Dec-2015	166
Copper**	84	May-2015	369
Corn**	88	Dec-2015	(75)
Corn**	649	May-2015	(619)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Cotton No. 3**	147	May-2015	$88
Crude Oil**	269	May-2015	(669)
Crude Oil**	22	Nov-2015	4
E-MINI MSCI Future	(159)	Jun-2015	(243)
Euro-Bobl	(101)	Jun-2015	(15)
Feeder Cattle**	(49)	May-2015	(227)
Gasoline **	52	May-2015	(142)
Gold**	172	Jun-2015	406
Heating Oil**	95	May-2015	(401)
Live Cattle**	87	Jun-2015	100
LME Aluminum**	222	Jul-2015	(41)
LME Nickel**	137	May-2015	(1,905)
LME Zinc**	118	May-2015	(30)
Natural Gas**	244	Apr-2015	(434)
Natural Gas**	295	Jun-2015	(403)
Natural Gas**	108	Oct-2016	(265)
Natural Gas**	(123)	Sep-2015	178
Palladium**	68	Jun-2015	(188)
Platinum**	191	Aug-2015	76
S&P 500 Index EMINI	(153)	Jun-2015	(144)
Silver**	92	May-2015	(125)
Soybean Meal**	137	May-2015	60
Soybean Oil**	265	May-2015	(134)
Soybean**	80	May-2015	(35)
Soybean**	(185)	Nov-2015	291
Sugar #11**	602	Jun-2015	(562)
U.S. 10-Year Treasury Note	(226)	Jun-2015	(353)
U.S. 2-Year Treasury Note	(16)	Jun-2015	(13)
U.S. 5-Year Treasury Note	(59)	Jun-2015	(71)
U.S. Long Treasury Bond	(21)	Jun-2015	(73)
U.S. Ultra Long Treasury Bond	22	Jun-2015	120
Wheat**	277	May-2015	(156)

			$(7,202)

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/2/15	USD	1,914	BRL	6,092	$(9)
4/2/15-5/3/21	BRL	12,183	USD	4,006	211
4/10/15	CAD	3,424	USD	2,718	15
4/17/15	IDR	12,467,410	USD	940	(10)
4/23/15	GBP	1,682	USD	2,467	(29)
4/24/15	SGD	1,683	USD	1,233	7
4/28/15	TWD	38,709	USD	1,241	4
4/30/15	EUR	5,703	USD	6,232	105
5/15/15	AUD	4,610	USD	3,522	10
4/10/15	USD	228	CAD	287	(1)
4/17/15	USD	2,471	IDR	32,240,769	(14)

					$289

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	$(22,707)	$22,981	$274
Goldman Sachs	(1,251)	1,251	—
JPMorgan Chase Bank	(2,703)	2,718	15

			$289

For the period ended March 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

204	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

A list of open OTC swap agreements held by the Fund at March 31, 2015, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Bank of America	Societe Generale	SELL	3.00	12/20/17	$(550)	$24
Credit Suisse	Kohl’S Corporation	SELL	1.00	06/20/19	(471)	15
Credit Suisse	Kohl’S Corporation	SELL	1.00	06/20/19	(190)	6
Credit Suisse	Kohl’S Corporation	SELL	1.00	06/20/19	(192)	6
Credit Suisse	Kohl’S Corporation	SELL	1.00	06/20/19	(276)	8
Deutsche Bank	Anadarko Petroleum Corporation	SELL	1.00	09/20/17	(500)	15

						$74

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	2.83%	3 Month USD - LIBOR	04/12/42	$2,790	$(295)

A list of open centrally cleared swap agreements held by the Fund at March 31, 2015, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	CDX.NA.HY. 21 V1	BUY	5.00	12/20/18	$2,798	$(158)
Morgan Stanley	CDX.NA.IG. 22 V1	BUY	1.00	06/20/19	8,590	(52)
Morgan Stanley	CDX.NA.IG. 23 V1	SELL	1.00	12/20/19	(20,390)	24

						$(186)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	3-Month USD - LIBOR	3.31%	05/06/34		1,510	$260
Morgan Stanley	2.31%	3-Month USD - LIBOR	03/11/25		2,460	(66)
Morgan Stanley	6-Month AUD - BBR	2.97%	03/11/25	AUD	4,780	80
Morgan Stanley	3-Month USD - LIBOR	2.69%	09/24/24		3,090	190
Morgan Stanley	3-Month USD - LIBOR	2.67%	07/18/24		2,060	131
Morgan Stanley	2.67%	3-Month USD - LIBOR	07/10/24		2,570	(167)
Morgan Stanley	2.63%	3-Month USD - LIBOR	07/02/24		4,100	(253)
Morgan Stanley	3-Month USD - LIBOR	2.63%	05/29/24		1,990	128
Morgan Stanley	2.63%	3-Month USD - LIBOR	05/23/24		3,980	(257)
Morgan Stanley	2.82%	3-Month USD - LIBOR	04/28/24		3,520	(293)
Morgan Stanley	2.89%	3-Month USD - LIBOR	02/14/24		2,310	(186)
Morgan Stanley	2.98%	3-Month USD - LIBOR	01/14/24		2,630	(238)
Morgan Stanley	2.24%	3-Month USD - LIBOR	06/25/21		2,100	(79)
Morgan Stanley	3-Month USD - LIBOR	1.57%	04/01/20		10,270	(16)
Morgan Stanley	3-Month USD - LIBOR	1.75%	10/31/19		4,860	96
Morgan Stanley	3-Month USD - LIBOR	1.70%	07/02/19		1,900	31
Morgan Stanley	3-Month USD - LIBOR	0.96%	03/11/17		17,190	66
Morgan Stanley	2.14%	3-Month AUD - BBR	03/11/17	AUD	31,390	(81)
Morgan Stanley	0.97%	3-Month CAD - CDOR	03/10/17	CAD	23,700	(32)
Morgan Stanley	0.54%	3-Month USD - LIBOR	05/06/16		56,710	(127)

						$(813)

For the period ended March 31, 2015 , the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	205

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Concluded)

March 31, 2015

Percentages are based on Net Assets of $974,268 ($Thousands).

(1)	In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

**	Future is held by Inflation Commodity Strategy Subsidiary, Ltd. As of March 31, 2015.

†	Real Estate Investment Trust.

@	Rate is negative due to the decrease in the value of the foreign currency against the U.S. Dollar.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2015.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2015. The coupon on a step bond changes on a specified date.

(E)	Security, or portion thereof, is held by Inflation Commodity Strategy Subsidiary, Ltd. as of March 31, 2015.

(F)	The rate reported is the effective yield at the time of purchase.

AUD — Australian Dollar

BBR — Australian Bank Bill Rate

BRL — Brazilian Real

CAD — Canadian Dollar

CDOR — Canadian Dollar Offered Rate

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Fannie Mae

GBP — British Pound

GMTN — Global Medium Term Note

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

MTN — Medium Term Note

NYMEX — New York Mercantile Exchange

RUB — Russian Ruble

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

THB — Thailand Baht

TWD — Taiwanese Dollar

USD — United States Dollar

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$288,110	$—	$—	$288,110
Corporate Obligations	—	75,015	—	75,015
Mortgage-Backed Securities	—	45,962	—	45,962
Asset-Backed Securities	—	42,832	—	42,832
Sovereign Debt	—	2,698	—	2,698
Preferred Stock	—	58	—	58
U.S. Treasury Obligations	—	645,369	—	645,369
Time Deposits	—	39,387	—	39,387

Total Investments in Securities	$288,110	$851,321	$—	$1,139,431

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(140,311)	$—	$—	$(140,311)

Total Securities Sold Short	$(140,311)	$—	$—	$(140,311)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,892	$—	$—	$1,892
Unrealized Depreciation	(9,094)	—	—	(9,094)
Forwards*
Unrealized Appreciation	—	352	—	352
Unrealized Depreciation	—	(63)	—	(63)
OTC Swaps*
Credit Default Swaps
Unrealized Appreciation	—	74	—	74
Interest Rate Swaps
Unrealized Depreciation	—	(295)	—	(295)
Centrally Cleared Swaps*
Credit Default Swaps
Unrealized Appreciation	—	24	—	24
Unrealized Depreciation	—	(210)	—	(210)
Interest Rate Swaps
Unrealized Appreciation	—	982	—	982
Unrealized Depreciation	—	(1,795)	—	(1,795)
Reverse Repurchase Agreements**	(166,358)	—	—	(166,358)

Total Other Financial Instruments	$(173,560)	$(931)	$—	$(174,491)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

**	See Note 2 for more information on the reverse repurchase agreements.

For the period ended March 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.

206	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Capital Stability Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 15.7%

Agency Mortgage-Backed Obligations — 15.7%
FHLMC
2.500%, 05/27/16	$44,484	$45,544
FNMA
5.250%, 09/15/16	41,873	44,753

Total Mortgage-Backed Securities (Cost $90,226) ($ Thousands)		90,297

U.S. TREASURY OBLIGATIONS — 9.2%
U.S. Treasury Bonds
3.625%, 08/15/43	8,060	9,850
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29	723	1,062
3.625%, 04/15/28	595	840
3.375%, 04/15/32	275	403
2.625%, 07/15/17	615	667
2.500%, 07/15/16 to 01/15/29	1,568	1,801
2.375%, 01/15/17 to 01/15/27	2,397	2,836
2.125%, 01/15/19 to 02/15/41	1,483	1,837
2.000%, 01/15/26	877	1,039
1.875%, 07/15/19	725	800
1.750%, 01/15/28	703	823
1.625%, 01/15/18	649	691
1.375%, 07/15/18 to 02/15/44	2,421	2,695
1.250%, 07/15/20	1,353	1,466
1.125%, 01/15/21	1,548	1,662
0.750%, 02/15/42 to 02/15/45	1,225	1,241
0.625%, 07/15/21 to 02/15/43	4,121	4,265
0.375%, 07/15/23	1,866	1,913
0.250%, 01/15/25 to 01/15/25	1,059	1,072
0.125%, 04/15/16 to 07/15/24	15,791	15,975

Total U.S. Treasury Obligations (Cost $49,916) ($ Thousands)		52,938

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK — 3.7%
Anhui Gujing Distillery, Cl B	138,066	$441
Bengang Steel Plates, Cl B	1,308,375	521
Changchai, Cl B	168,892	113
China Fangda Group, Cl B	893,798	552
China Merchants Property Development, Cl B	98,167	290
China National Accord Medicines, Cl B	12,493	65
CSG Holding	427,502	337
Dalian Refrigeration, Cl B	128,293	123
Danhua Chemical Technology, Cl B*	659,301	381
Dazhong Transportation Group, Cl B	683,101	627
Dongxu Optoelectronic Technology, Cl B*	342,360	298
Double Coin Holdings, Cl B	440,858	436
Eastern Communications, Cl B	794,603	522
Fiyta Holdings, Cl B	132,810	134
Foshan Electrical and Lighting, Cl B	553,874	557
Greattown Holdings, Cl B*	733,680	498
Guangdong Electric Power Development, Cl B	436,301	335
Guangdong Provincial Expressway Development*	931,689	435
Huadian Energy, Cl B*	444,200	210
Huangshan Tourism Development, Cl B	360,432	622
Hubei Sanonda, Cl B	43,006	52
Hunan Tyen Machinery, Cl B*	861,082	437
INESA Electron, Cl B*	265,209	167
Jiangling Motors, Cl B	9,805	47
Jinshan Development & Construction, Cl B*	341,107	232
Konka Group, Cl B	463,900	268
Lao Feng Xiang, Cl B	135,210	466
Petroleo Brasileiro ADR, Cl A	53,760	323
Shandong Chenming Paper Holdings, Cl B	944,591	569
Shang Gong Group, Cl B*	813,305	630
Shanghai Baosight Software, Cl B	82,402	311
Shanghai Chlor-Alkali Chemical, Cl B	923,881	527
Shanghai Diesel Engine, Cl B	654,220	516
Shanghai Dingli Technology Development Group, Cl B	415,993	427
Shanghai Greencourt Investment Group, Cl B*	1,148,197	510
Shanghai Haixin Group, Cl B*	982,233	687
Shanghai Highly Group, Cl B	563,126	368

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	207

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Capital Stability Fund (Continued)

March 31, 2015

Description	Shares/Face Amount (1) (Thousands)		Market Value ($ Thousands)

Shanghai Jinjiang International Hotels Development		302,608	$629
Shanghai Jinjiang International Industrial Development, Cl B		168,628	227
Shanghai Kaikai Industrial, Cl B		551,914	550
Shanghai Lujiazui Finance & Trade Zone Development, Cl B		238,315	570
Shanghai Material Trading, Cl B*		558,930	367
Shanghai Outer Gaoqiao, Cl B		201,502	414
Shanghai Potevio, Cl B*		592,556	570
Shanxi Guoxin Energy, Cl B*		186,458	486
Shenzhen Properties & Resources Development Group, Cl B		46,900	42
Shenzhen SEG, Cl B*		810,155	504
Shenzhen Textile Holdings, Cl B*		61,654	55
Tianjin Marine Shipping, Cl B*		1,569,496	846
Weifu High-Technology Group, Cl B		46,268	193
Wuxi Little Swan, Cl B		66,093	128
Yantai Changyu Pioneer Wine, Cl B		174,747	624
Zhonglu, Cl B		412,483	721

Total Foreign Common Stock (Cost $15,822) ($ Thousands)			20,960

PREFERRED STOCK† — 0.9%
Apartment Investment & Management , 6.875%		51,000	1,365
Hersha Hospitality Trust, 6.875%		49,075	1,240
Pebblebrook Hotel Trust, 6.500%		54,050	1,365
Sabra Health Care, 7.125%		43,875	1,167

Total Preferred Stock (Cost $4,950) ($ Thousands)			5,137

SOVEREIGN DEBT — 0.8%
Canadian Government Bond
1.500%, 06/01/23	CAD	5,435	4,409

Total Sovereign Debt (Cost $4,561) ($ Thousands)			4,409

TIME DEPOSITS — 68.1%
Brown Brothers Harriman
0.100%, 04/01/15	CAD	51	40
0.074%, 04/01/15	GBP	22	32
0.030%, 04/01/15		390,332	390,332

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

0.005%, 04/01/15	HKD	26,630	$247
(0.198)%, 04/01/15@	EUR	422	454

Total Time Deposits (Cost $391,105) ($ Thousands)			391,105

Total Investments — 98.4% (Cost $556,580)($ Thousands)			$564,846

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Dax Index	19	Jun-2015	$(107)
DJ Euro Stoxx 50 Index	37	Jun-2015	8
E-MINI MSCI Future	498	Jun-2015	458
FTSE China A50 Index	(461)	Apr-2015	(188)
Nikkei 225 Index	28	Jun-2015	32
S&P 500 Index EMINI	545	Jun-2015	(83)
S&P TSE 60 Index	36	Jun-2015	59
Topix Index	11	Jun-2015	15
U.S. 10-Year Treasury Note	280	Jun-2015	419
U.S. Ultra Long Treasury Bond	218	Jun-2015	298

			$911

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:

Settlement	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
6/18/15	CAD	6,952	USD	5,493	$8
6/18/15	EUR	1,116	USD	1,201	2
6/18/15	JPY	9,416	USD	78	(1)
6/18/15	USD	6,457	CAD	8,129	(45)
6/18/15	USD	1,221	EUR	1,116	(21)

					$(57)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Brown Brothers Harriman	$(1,778)	$1,782	$4
Deutsche Bank	(2,217)	2,183	(34)
Goldman Sachs	(604)	600	(4)
HSBC	(6,252)	6,257	5
JPMorgan Chase Bank	(1,349)	1,332	(17)
Nomura Securities Internation	(1,706)	1,701	(5)
Royal Bank of Scotland	(535)	529	(6)

			$(57)

For the period ended March 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

208	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

A list of open OTC swap agreements held by the Fund at March 31, 2015, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Deutsche Bank	CM BX.NA .BB .6 Index	SELL	5.00	05/11/63	USD	(1,410)	$14
Morgan Stanley	ITRAXX-JAPAN 21.V1Index	BUY	1.00	06/20/19	JPY	1,470,100	(108)

							$(94)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	5.86%	28-DAY MXN - TIIE	02/11/25	MXP	212,145	$(180)
Morgan Stanley	12.46%	1-Year - BRL-CDI	01/04/21	BRL	12,260	94
Morgan Stanley	28-DAY MXN - TIIE	4.20%	02/21/17	MXP	848,180	13
Morgan Stanley	1-Year - BRL-CDI	13.06%	01/02/17	BRL	38,823	(62)
Morgan Stanley	28-DAY MXP - TIIE	6.08%	02/20/25	MXP	85,660	36
Morgan Stanley	4.28%	28-DAY MXN - TIIE	03/02/17	MXP	341,540	(36)

						$(135)

A list of open centrally cleared swap agreements held by the Fund at March 31, 2015, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	CDX.NA.HY.23.V3 Index	SELL	1.00	12/20/19	(6,782)	$33
Morgan Stanley	CDX.NA.HY.23.V3 Index	SELL	5.00	12/20/19	(1,499)	1
Morgan Stanley	CDX.NA.IG.23.V1Index	SELL	1.00	12/20/19	(220)	—
Morgan Stanley	CDX.NA.IG.23.V1Index	SELL	1.00	12/20/19	(4,995)	(9)
Morgan Stanley	CDX.NA.IG.23.V1Index	SELL	1.00	12/20/19	(4,995)	(9)
Morgan Stanley	CDX.NA.IG.23.V1Index	SELL	1.00	12/20/19	(1,540)	(1)

						$15

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	6-Month EUR - IBOR	0.88%	03/30/45	EUR	5,870	$133
Morgan Stanley	6-Month JPY - LIBOR	1.44%	03/13/45	JPY	882,290	(183)
Morgan Stanley	1.21%	6-Month JPY - LIBOR	03/13/35	JPY	1,368,490	177
Morgan Stanley	6-Month AUD - BBR	2.94%	03/26/30	AUD	1,110	—
Morgan Stanley	6-Month AUD - BBR	2.98%	03/23/30	AUD	3,520	16
Morgan Stanley	6-Month AUD - BBR	3.16%	03/12/30	AUD	18,220	400
Morgan Stanley	0.59%	6-Month EUR - LIBOR	03/30/25	EUR	15,990	(56)
Morgan Stanley	3-Month CAD - CDOR	1.75%	03/25/25	CAD	2,820	(16)
Morgan Stanley	3-Month CAD - LIBOR	1.79%	03/19/25	CAD	5,470	(16)
Morgan Stanley	3-Month USD - LIBOR	2.78%	03/13/25	USD	2,085	18
Morgan Stanley	0.94%	6-Month EUR - IBOR	03/13/25	EUR	4,265	(16)
Morgan Stanley	3-Month CAD - CDOR	1.94%	03/12/25	CAD	1,270	11
Morgan Stanley	3-Month USD - LIBOR	2.95%	03/10/25	USD	1,880	30
Morgan Stanley	1.24%	6-Month EUR - LIBOR	03/10/25	EUR	1,730	(34)
Morgan Stanley	3-Month CAD - LIBOR	1.77%	02/25/25	CAD	9,940	(36)
Morgan Stanley	3-Month CAD - LIBOR	1.87%	02/11/25	CAD	1,580	7
Morgan Stanley	3-Month CAD - LIBOR	1.72%	02/04/25	CAD	2,860	(18)
Morgan Stanley	3-Month CAD - LIBOR	1.86%	01/26/25	CAD	2,810	11
Morgan Stanley	3-Month CAD - LIBOR	2.19%	01/05/25	CAD	820	25
Morgan Stanley	3-Month CAD - CDOR	2.41%	12/04/24	CAD	1,850	92
Morgan Stanley	3-Month CAD - LIBOR	2.45%	11/24/24	CAD	2,420	130
Morgan Stanley	3-Month USD - LIBOR	3.63%	09/17/24	USD	13,500	649
Morgan Stanley	6-Month GBP - LIBOR	2.22%	09/17/24	EUR	10,400	(728)
Morgan Stanley	1.97%	6-Month EUR - LIBOR	08/19/24	EUR	9,900	(685)
Morgan Stanley	3-Month USD - LIBOR	3.51%	08/19/24	USD	13,300	578
Morgan Stanley	6-Month JPY - LIBOR	0.26%	03/13/20	JPY	546,240	3
Morgan Stanley	3-Month NZD - BKBM	3.53%	03/27/17	NZD	15,040	4

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	209

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Capital Stability Fund (Concluded)

March 31, 2015

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	3-Month NZD - BKBM	3.55%	03/24/17	NZD	49,940	$27
Morgan Stanley	3-Month NZD - BKBM	3.58%	03/17/17	NZD	10,750	11
Morgan Stanley	3-Month NZD - BKBM	3.57%	03/02/17	NZD	15,780	12
Morgan Stanley	3-Month NZD - BKBM	3.58%	02/26/17	NZD	195,000	186
Morgan Stanley	3-Month NZD - BKBM	3.61%	02/20/17	NZD	17,140	24

						$756

For the period ended March 31, 2015 , the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $574,129 ($Thousands).

(1)	In U.S. Dollars unless otherwise indicated.

†	Real Estate Investment Trust.

*	Non-income producing security.

@	Rate is negative due to the decrease in the value of the foreign currency against the U.S. Dollar.

AUD — Australian Dollar

BKBM — Bank Bill Reference Rate

BRL — Brazilian Real

CAD — Canadian Dollar

CDOR — Canadian Dollar Offered Rate

Cl — Class

DJ — Dow Jones

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FTSE — Financial Times and London Stock Exchange

GBP — British Pound

iTRAXX — Credit Derivatives Index – Europe, Australia, Japan and non-Japan Asia

HKD — Hong Kong Dollar

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MXP — Mexican Peso

NZD — New Zealand Dollar

S&P — Standard & Poor’s

TIIE — Equilibrium Interbank Interest Rate

Topix — Tokyo Stock Price Index

TSE — Tokyo Stock Exchange

USD — U.S. Dollar

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$90,297	$—	$90,297
U.S. Treasury Obligations	—	52,938	—	52,938
Foreign Common Stock	20,439	521	—	20,960
Preferred Stock	—	5,137	—	5,137
Sovereign Debt	—	4,409	—	4,409
Time Deposits	—	391,105	—	391,105

Total Investments in Securities	$20,439	$544,407	$—	$564,846

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,289	$—	$—	$1,289
Unrealized Depreciation	(378)	—	—	(378)
Forwards*
Unrealized Appreciation	—	10	—	10
Unrealized Depreciation	—	(67)	—	(67)
OTC Swaps*
Credit Default Swaps
Unrealized Appreciation	—	14	—	14
Unrealized Depreciation	—	(108)	—	(108)
Interest Rate Swaps
Unrealized Appreciation	—	143	—	143
Unrealized Depreciation	—	(278)	—	(278)
Centrally Cleared Swaps*
Credit Default Swaps
Unrealized Appreciation	—	34	—	34
Unrealized Depreciation	—	(19)	—	(19)
Interest Rate Swaps
Unrealized Appreciation	—	2,544	—	2,544
Unrealized Depreciation	—	(1,788)	—	(1,788)

Total Other Financial Instruments	$911	$485	$—	$1,396

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.

210	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long/Short Alternative Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.0%
iShares iBoxx USD High Yield Corporate Bond ETF	134	$12

Total Exchange Traded Fund (Cost $12) ($ Thousands)		12

Total Investments — 0.0% (Cost $12) ($ Thousands)		$12

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long/ (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Dollar Index	39	Jun-2015	$(21)
MSCI EAFE E-MINI Index	(82)	Jun-2015	(161)
MSCI EAFE E-MINI Index	28	Jun-2015	60
NASDAQ 100 E-MINI	24	Jun-2015	13
S&P Mid 400 Index E-MINI	48	Jun-2015	200
U.S. Long Treasury Bond	17	Jun-2015	66

			$157

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $37,069 ($Thousands).

ETF — Exchange Traded Fund

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	12	—	—	12

Total Investments in Securities	$12	$—	$—	$12

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$339	$—	$—	$339
Unrealized Depreciation	(182)	—	—	(182)

Total Other Financial Instruments	$157	$—	$—	$157

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	211

Statements of Assets and Liabilities ($ Thousands)

March 31, 2015 (Unaudited)

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund
ASSETS:
Investments, at value†	$2,683,201	*	$1,465,257	*	$1,585,868	*
Affiliated investment, at value††	156,531		114,641		52,982
Cash	132		7		—
Receivable for investment securities sold	16,356		3,600		7,566
Receivable for fund shares sold	2,824		444		485
Dividends and interest receivable	2,274		2,686		861
Prepaid Expenses	47		—		—
Total Assets	2,861,365		1,586,635		1,647,762
LIABILITIES:
Payable upon return on securities loaned	27,907		55,747		24,315
Payable for investment securities purchased	11,688		3,827		5,780
Payable for fund shares redeemed	1,892		2,725		2,822
Payable to custodian	—		—		—
Payable for variation margin	430		66		163
Administration fees payable	—		390		345
Investment advisory fees payable	762		418		509
Shareholder servicing fees payable Class A	548		323		343
Shareholder servicing fees payable Class E	—		—		—
Shareholder servicing fees payable Class I	—		2		1
Chief Compliance Officer fees payable	3		1		2
Administration servicing fees payable Class I	716		—		1
Accrued expense payable	43		3		2
Total Liabilites	43,989		63,502		34,283
Net Assets	$2,817,376		$1,523,133		$1,613,479
† Cost of investments	2,061,280		1,177,988		1,185,841
†† Cost of affiliated investments	156,531		114,641		52,982
* Includes market value of securities on loan	26,772		53,753		23,659
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$2,093,529		$1,185,651		$1,131,026
Undistributed (distributions in excess of) net investment income	6,783		9,386		3,977
Accumulated net realized gain (loss) on investments, securities sold short, option contracts, futures, swap contracts, swaptions and foreign currency	94,343		40,705		78,067
Net unrealized appreciation on investments, securities sold short, and affiliated investments	621,921		287,269		400,027
Net unrealized appreciation (depreciation) on futures contracts	800		122		382
Net unrealized depreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		—		—
Net Assets	$2,817,376		$1,523,133		$1,613,479
Net Asset Value, Offering and Redemption Price Per Share — Class A	$14.91		$25.20		$34.72
	($2,587,816,830 ÷ 173,568,570 shares	)	($1,514,764,618 ÷ 60,098,616 shares	)	($1,607,358,531 ÷ 46,295,068 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class E	N/A		N/A		N/A

Net Asset Value, Offering and Redemption Price Per Share — Class I	N/A		$25.20		$34.22
			($8,368,494 ÷ 332,101 shares	)	($6,120,159 ÷ 178,858 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$14.92		N/A		N/A
	($229,558,548 ÷ 15,390,971 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not Applicable. Share class currently not offered.

^	As of March 31, 2015, the components of net assets include a permanent book/tax difference adjustment relating to a capital reclassification. The adjustment increased Paid-in-Capital and decreased Accumulated net realized gain (loss) on investments by $1,379,936.

The accompanying notes are an integral part of the financial statements.

212	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund

$3,152,054	*	$690,604	*	$543,175	*	$380,416	*	$359,882	*	$624,455	*	$83,995	*
244,050		16,274		69,298		37,881		53,196		91,427		1,477
127		8		429		—		—		22		3
39,328		6,567		12,319		1,296		2,135		—		4,193
2,381		566		643		147		109		489		29
3,007		870		365		539		147		535		110
45		—		9		7		6		10		2
3,440,992		714,889		626,238		420,286		415,475		716,938		89,809

49,580		4,859		39,269		22,692		42,956		53,582		694
32,872		9,349		14,492		1,718		2,761		—		140
1,524		6,041		462		551		574		253		48
—		—		—		—		7		—		—
690		56		39		22		3		62		8
854		89		143		100		94		166		24
909		18		272		189		168		315		31
682		53		111		82		77		116		19
—		11		—		—		—		—		—
—		1		—		—		1		—		—
3		2		1		—		—		1		—
—		2		—		1		1		—		—
34		196		—		11		5		14		4
87,148		20,677		54,789		25,366		46,647		54,509		968
$3,353,844		$694,212		$571,449		$394,920		$368,828		$662,429		$88,841
1,834,592		365,644		448,373		320,790		315,912		419,243		73,898
244,050		16,274		69,298		37,881		53,196		91,427		1,477
48,147		4,677		37,842		21,791		40,093		52,082		676

$2,263,888		$528,676	^	$453,495		$328,656		$372,779		$461,807		$67,794
7,275		3,328		(4)		500		(2,300)		114		285
(236,161)		(162,727	)^	22,673		5,829		(45,656)		(5,329)		10,644
1,317,462		324,960		94,802		59,626		43,970		205,212		10,097
1,380		(25)		483		309		35		626		21
—		—		—		—		—		(1)		—
$3,353,844		$694,212		$571,449		$394,920		$368,828		$662,429		$88,841
$20.81		$50.85		$13.46		$24.32		$29.83		$19.27		$27.70
($3,210,656,688 ÷ 154,291,477 shares	)	($411,692,577 ÷ 8,096,767 shares	)	($533,534,210 ÷ 39,632,998 shares	)	($390,989,629 ÷ 16,077,960 shares	)	($366,014,108 ÷ 12,270,240 shares	)	($630,718,252 ÷ 32,725,450 shares	)	($87,916,224 ÷ 3,174,225 shares	)
N/A		$51.18		N/A		N/A		N/A		N/A		N/A
		($274,549,467 ÷ 5,364,809 shares	)
N/A		$51.09		N/A		$24.14		$28.87		N/A		$27.65
		($7,969,604 ÷ 155,990 shares	)			($3,930,180 ÷ 162,784 shares	)	($2,813,647 ÷ 97,444 shares	)			($924,700 ÷ 33,439 shares	)
$20.82		N/A		$13.47		N/A		N/A		$19.28		N/A
($143,187,129 ÷ 6,877,840 shares	)			($37,914,837 ÷ 2,815,207 shares	)					($31,710,745÷ 1,644,493 shares	)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	213

Statements of Assets and Liabilities ($ Thousands) (Continued)

March 31, 2015 (Unaudited)

	U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund
ASSETS:
Investments, at value†	$1,349,745		$1,900,572		$830,440
Affiliated investment, at value††	56,094		116,760		50,205
Repurchase Agreements†	—		—		—
Cash	—		—		133
Foreign currency, at value†††	7		—		229
Cash collateral on futures	—		—		—
Cash collateral on swaps	—		—		—
Receivable for investment securities sold	198		215		—
Receivable for fund shares sold	2,172		6,363		1,179
Dividends and interest receivable	2,975		5,818		1,714
Receivable for variation margin	—		—		—
OTC Swap contracts, at value††††	—		—		—
Options purchased, at value†††††	—		—		—
Swaptions purchased, at value‡	—		—		—
Foreign tax reclaim receivable	3		—		2
Unrealized gain on forward foreign currency contracts	—		7,973		—
Prepaid Expenses	18		32		14
Total Assets	1,411,212		2,037,733		883,916
LIABILITIES:
Payable upon return on securities loaned	—		—		—
Payable for investment securities purchased	—		215		—
Payable for fund shares redeemed	1,492		6,547		1,398
Payable to custodian	—		—		—
Payable for variation margin	285		669		247
Administration fees payable	324		516		222
Investment advisory fees payable	466		927		318
Shareholder servicing fees payable Class A	214		409		185
Shareholder servicing fees payable Class I	—		—		—
Chief Compliance Officer fees payable	1		2		1
Administration servicing fees payable Class I	—		—		—
Income distribution payable	—		—		—
OTC Swap contracts, at value††††	—		—		—
Options written, at value #	—		—		—
Swaptions, written, at value‡	—		—		—
Unrealized loss on forward foreign currency contracts	—		107		—
Accrued expense payable	17		70		12
Total Liabilities	2,799		9,462		2,383
Net Assets	$1,408,413		$2,028,271		$881,533
† Cost of investments and repurchase agreements	1,127,383		1,753,167		612,891
†† Cost of affiliated investments	56,094		116,760		50,205
††† Cost of foreign currency/(overdraft of foreign currency)	—		—		238
†††† Premiums received/(paid)	—		—		—
††††† Cost of options purchased	—		—		—
# Premiums received/(paid) on options written	—		—		—
‡ Premiums received	—		—		—
* Includes market value of securities on loan	—		—		—
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$1,145,311		$1,784,873		$643,790
Undistributed (distributions in excess of) net investment income/accumulated net investment loss	5,081		(19,602)		3,439
Accumulated net realized gain (loss) on investments, securities sold short, option contracts, futures, swap contracts, swaptions and foreign currency	35,197		107,185		16,337
Net unrealized appreciation (depreciation) on investments, securities sold short, and affiliated investments	222,362		147,405		217,549
Net unrealized appreciation (depreciation) on futures contracts	463		729		427
Net unrealized appreciation depreciation on swap contracts	—		—		—
Net unrealized appreciation on options	—		—		—
Net unrealized appreciation on swaptions	—		—		—
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(1)		7,681		(9)
Net Assets	$1,408,413		$2,028,271		$881,533
Net Asset Value, Offering and Redemption Price Per Share — Class A	$17.11		$11.15		$14.43
	($1,013,588,719 ÷ 59,244,062 shares	)	($1,928,556,570 ÷ 172,999,238 shares	)	($881,533,285 ÷ 61,098,794 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$17.08		$10.96		N/A
	($1,837,698 ÷ 107,566 shares	)	($1,184,358 ÷ 108,109 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$17.12		$11.16		N/A
	($392,986,186 ÷ 22,960,268 shares	)	($98,529,775 ÷ 8,828,917 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

214	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Real Estate Fund		Enhanced Income Fund		Core Fixed Income Fund		U.S. Fixed Income Fund	High Yield Bond Fund		Real Return Fund	Multi-Strategy Alternative Fund

$256,804	*	$231,475		$2,154,365	*	$1,168,374 *	$1,777,501	*	$283,083	$471,200
8,554		2,295		151,001		88,526	52,100		1,181	60,026
—		1,100		—		—	—		—	—
2		32		1,543		4	—		—	526
—		—		594		—	—		—	—
—		30		4,077		341	—		—	—
—		—		—		54	439		—	—
2,588		5,190		185,761		86,399	8,250		—	—
1,235		340		1,133		1,270	1,241		339	538
748		733		10,329		5,111	28,026		561	—
—		1		285		127	4		—	—
—		—		2,424		620	—		—	—
—		—		95		33	—		—	—
—		—		66		—	—		—	—
—		—		—		—	—		—	—
—		—		844		—	—		—	—
4		5		37		20	31		5	9
269,935		241,201		2,512,554		1,350,879	1,867,592		285,169	532,299

4,219		—		15,887		5,054	6		—	—
1,604		12,370		371,857		173,673	42,577		—	—
215		367		3,118		1,394	2,831		428	588
—		—		—		—	2,817		—	—
—		5		234		137	20		—	—
66		29		356		197	306		48	67
127		49		313		161	624		31	24
51		23		443		226	349		22	112
—		—		1		—	1		—	—
—		—		2		1	2		—	—
—		—		2		—	1		—	—
—		—		341		249	929		—	—
—		—		2,972		759	—		—	—
—		—		288		103	—		—	—
—		—		87		—	—		—	—
—		—		302		—	—		—	—
4		13		121		83	85		5	9
6,286		12,856		396,324		182,037	50,548		534	800
$263,649		$228,345		$2,116,230		$1,168,842	$1,817,044		$284,635	$531,499
195,008		234,455		2,090,795		1,121,654	1,802,978		283,295	473,307
8,554		2,295		151,001		88,526	52,100		1,181	59,229
—		—		611		—	—		—	—
—		—		(21)		—	—		—	—
—		—		60		22	—		—	—
—		—		291		101	—		—	—
—		—		112		—	—		—	—
4,096		—		15,440		4,928	6		—	—

$194,392		$354,752		$2,051,933		$1,124,579	$1,905,729		$294,863	$526,736
812		1,048		(3,488)		(187)	2,912		(6,997)	1,085
6,649		(125,563)		3,340		(1,688)	(66,064)		(3,019)	4,988
61,796		(1,880)		63,570		46,720	(25,477)		(212)	(1,310)
—		(12)		1,228		(250)	—		—	—
—		—		(775)		(341)	(56)		—	—
—		—		38		9	—		—	—
—		—		91		—	—		—	—
—		—		293		—	—		—	—
$263,649		$228,345		$2,116,230		$1,168,842	$1,817,044		$284,635	$531,499
$19.89		$7.59		$11.73		$10.56	$7.53		$9.94	$9.99
($242,717,245 ÷ 12,200,675 shares	)	($194,486,220 ÷ 25,632,425 shares	)	($2,106,377,942 ÷ 179,628,843 shares	)	($1,072,007,496 ÷ 101,499,453 shares )	($1,658,127,238 ÷ 220,094,933 shares	)	($258,083,170 ÷ 25,959,052 shares )	($531,498,480 ÷ 53,212,480 shares	)
$19.88		$7.57		$11.72		N/A	$7.31		N/A	N/A
($768,023 ÷ 38,638 shares	)	($367,024 ÷ 48,481 shares	)	($9,851,922 ÷ 840,457 shares	)		($7,139,973 ÷ 976,832 shares	)
$19.90		$7.59		N/A		$10.56	$7.53		$9.95	N/A
($20,164,110 ÷ 1,013,025 shares	)	($33,491,978 ÷ 4,415,230 shares	)			($96,834,294 ÷ 9,169,882 shares )	($151,776,581 ÷ 20,143,272 shares	)	($26,551,674 ÷ 2,667,904 shares )

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	215

Consolidated Statements of Assets and Liabilities/

Statements of Assets and Liabilities ($ Thousands) (Concluded)

March 31, 2015 (Unaudited)

	Multi-Asset Accumulation Fund
ASSETS:
Investments, at value†	$1,323,821
Affiliated investment, at value††	715,178
Cash	7,306
Foreign currency, at value†††	470
Cash collateral on futures	92,939
Cash collateral on swaps	9,016
Options purchased, at value‡	—
Cash collateral on forward foreign currency contracts	1,010
Receivable for investment securities sold	1,318
Receivable for fund shares sold	2,162
Dividends and interest receivable	2,312
Receivable for variation margin	2,772
OTC Swap contracts, at value††††	8,637
Foreign tax reclaim receivable	88
Cash collateral on options	—
Unrealized gain on forward foreign currency contracts	11,480
Prepaid Expenses	34
Total Assets	2,178,543
LIABILITIES:
Payable for securities sold short@	—
Payable for investment securities purchased	2,608
Payable for fund shares redeemed	2,165
Dividend payable for securities sold short	—
Payable to custodian	—
Payable for variation margin	8,782
Administration fees payable	538
Investment advisory fees payable	1,076
Shareholder servicing fees payable Class A	402
Chief Compliance Officer fees payable	2
Trustees fees payable	9
Overdraft of foreign currency, at value†††	9,773
OTC Swap contracts, at value††††	4,041
Options written, at value #	—
Reverse repurchase agreements	—
Unrealized loss on forward foreign currency contracts	3,486
Income distribution payable	—
Accrued expense payable	33
Total Liabilities	32,915
Net Assets	$2,145,628
† Cost of investments	1,322,079
†† Cost of affiliated investments	715,178
††† Cost of foreign currency/(overdraft of foreign currency)	(2,944)
†††† Premiums received/(paid)	—
‡ Cost of options purchased	—
# Premiums received on options written	—
@ Proceeds from securities sold short	—
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$2,089,351
Undistributed (distributions in excess of) net investment income/accumulated net investment loss	(30,364)
Accumulated net realized gain (loss) on investments, securities sold short, option contracts, futures, swap contracts, swaptions and foreign currency	56,572
Net unrealized appreciation (depreciation) on investments, securities sold short, and affiliated investments	1,742
Net unrealized appreciation (depreciation) on futures contracts	14,160
Net unrealized appreciation (depreciation) on swap contracts	6,263
Net unrealized depreciation on options	—
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	7,904
Net Assets	$2,145,628
Net Asset Value, Offering and Redemption Price Per Share — Class A	$10.57
	($1,923,716,304 ÷ 182,056,385 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$10.57
	($221,911,985 ÷ 20,985,774 shares	)

(1)	Commenced operations on December 19, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

216	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund	Long/Short Alternative Fund(1)

$648,537	$1,139,431	$564,846	$12
—	—	—	—
2,180	143,062	55	36,452
—	—	214	—
731	2,110	6,931	692
1,395	—	2,393	—
1,946	—	—	—
—	—	—	—
3,781	20,958	471	—
1,653	866	799	—
3,633	2,227	719	—
88	2,193	2,259	33
1,070	66	19,987	—
2	20	—	—
13,886	—	—	—
1,507	352	16	—
10	18	10	3
680,419	1,311,303	598,700	37,192

—	140,311	—	—
9,191	22,585	445	—
680	1,082	736	—
—	16	—	—
—	671	—	—
409	4,805	2,625	85
153	206	236	9
191	307	6	18
48	186	44	8
—	1	—	—
—	—	—	—
12	73	—	—
1,590	—	—	—
1,287	295	20,406	—
61,822	166,358	—	—
161	63	73	—
423	—	—	—
48	76	—	3
76,015	337,035	24,571	123
$604,404	$974,268	$574,129	$37,069
653,989	1,109,080	556,580	12
—	—	—	—
(12)	(74)	203	—
—	(2)	(190)	—
2,606	—	—	—
1,697	—	—	—
—	147,062	—	—

$595,343	$1,042,318	$569,234	$36,269
5,125	(17,271)	(2,390)	(87)
9,484	(79,741)	(2,382)	730
(5,452)	37,102	8,266	—
(132)	(7,202)	911	157
(1,059)	(1,220)	542	—
(250)	—	—	—
1,345	282	(52)	—
$604,404	$974,268	$574,129	$37,069
$10.76	$9.01	$10.14	$10.23
($568,395,544 ÷ 52,831,217 shares )	($883,559,159 ÷ 98,053,748 shares )	($519,827,388 ÷ 51,271,305 shares )	($37,069,447 ÷ 3,623,213 shares	)
$10.76	$9.02	$10.14	N/A
($36,008,090 ÷ 3,347,785 shares )	($90,708,743 ÷ 10,060,079 shares )	($54,301,608 ÷ 5,352,900 shares )

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	217

Statements of Operations ($ Thousands)

For the six month period ended March 31, 2015 (Unaudited)

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income:
Dividends	$22,496	$16,707	$11,025
Dividends from Affiliated Investments*†	7	2	2
Interest Income	1	—	—
Securities Lending Income — Net	132	48	56
Less: Foreign Taxes Witheld	(100)	(50)	(49)
Total Investment Income	22,536	16,707	11,034
Expenses:
Investment Advisory Fees	5,251	2,664	3,163
Administration Fees	4,039	2,283	2,372
Shareholder Servicing Fees Class (A)	3,232	1,891	1,968
Shareholder Servicing Fees Class (E)	—	34	36
Shareholder Servicing Fees Class (I)	—	11	9
Shareholder Servicing Fees Class (Y)	—	—	—
Administration Servicing Fees Class (I)	—	11	9
Trustee Fees	15	9	9
Chief Compliance Officer Fees	7	4	4
Printing Fees	97	55	57
Professional Fees	59	34	35
Custodian/Wire Agent Fees	75	48	48
Registration Fees	27	17	16
Interest expense	—	—	—
Other Expenses	24	14	15
Total Expenses	12,826	7,075	7,741
Less:
Waiver of Investment Advisory Fees	(728)	(249)	(346)
Waiver of Shareholder Servicing Fees Class (A)	(208)	—	—
Waiver of Shareholder Servicing Fees Class (I)	—	(1)	(1)
Waiver of Shareholder Servicing Fees Class (Y)	—	—	—
Waiver of Administration Fees	—	—	(333)
Fees Paid Indirectly	(21)	(34)	(6)
Net Expenses	11,869	6,791	7,055
Net Investment Income (Loss)	10,667	9,916	3,979
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	126,286	73,999	89,163
Futures Contracts	1,760	1,046	984
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	27,820	(9,744)	65,999
Futures Contracts	2,091	624	594
Net Increase in Net Assets from Operations	$168,624	$75,841	$160,719

*	See Note 6 in Notes to Financial Statements.
†	Portion of the income is from the investment of collateral in an affiliated security.
#	Includes realized gains of $1,179,815 ($ Thousands) due to affiliated transactions (see Note 6).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

218	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/Mid Cap Fund

$25,778	$13,552	$2,695	$3,396	$928	$3,901
9	1	11	1	1	2
1	—	—	—	—	3
349	53	283	242	264	141
(97)	—	(6)	(5)	(2)	(2)
26,040	13,606	2,983	3,634	1,191	4,045

6,407	203	1,707	1,245	1,137	1,989
4,805	1,490	788	575	525	918
3,922	515	634	474	434	747
—	62	—	—	—	—
—	10	—	13	4	—
74	—	—	—	—	—
—	10	—	5	4	—
19	12	3	2	2	3
8	5	1	1	1	2
115	70	19	14	13	22
71	42	11	8	8	13
87	93	14	13	11	17
29	27	5	4	4	6
—	55	—	—	—	—
29	23	7	5	2	13
15,566	2,617	3,189	2,359	2,145	3,730

(1,375)	—	(199)	(166)	(197)	(267)
—	(206)	—	—	—	—
—	(4)	—	—	—	—
—	—	—	—	—	(76)
—	(316)	—	—	—	—
—	—	(16)	(4)	(1)	—
14,191	2,091	2,974	2,189	1,947	3,387
11,849	11,515	9	1,445	(756)	658

22,296	1,245,586 #	25,189	10,813	34,792	(4,634)
1,661	1,138	1,725	(102)	596	782

152,896	(1,142,238)	32,276	25,533	14,153	63,202
2,735	109	939	678	149	1,602
$191,437	$116,110	$60,138	$38,367	$48,934	$61,610

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	219

Statements of Operations ($ Thousands) (Continued)

For the six month period ended March 31, 2015 (Unaudited)

	Mid-Cap Fund	U.S. Managed Volatility Fund	Global Managed Volatility Fund
Investment Income:
Dividends	$735	$14,654	$26,431
Dividends from Affiliated Investments*†	—	2	6
Interest Income	—	—	3
Securities Lending Income — Net	3	—	—
Less: Foreign Taxes Witheld	—	(88)	(1,460)
Total Investment Income	738	14,568	24,980
Expenses:
Investment Advisory Fees	187	3,562	6,242
Administration Fees	139	1,644	2,881
Shareholder Servicing Fees Class (A)	115	1,274	2,351
Shareholder Servicing Fees Class (I)	1	2	1
Shareholder Servicing Fees Class (Y)	—	—	—
Administration Servicing Fees Class (I)	1	2	1
Trustee Fees	1	6	11
Chief Compliance Officer Fees	—	3	5
Printing Fees	3	38	68
Professional Fees	2	23	42
Custodian/Wire Agent Fees	3	30	61
Registration Fees	1	11	15
Interest expense	—	—	—
Other Expenses	1	10	22
Total Expenses	454	6,605	11,700
Less:
Waiver of Investment Advisory Fees	—	(1,208)	(1,075)
Waiver of Shareholder Servicing Fees Class (A)	(1)	—	—
Waiver of Shareholder Servicing Fees Class (I)	—	—	—
Waiver of Administration Fees	—	—	—
Fees Paid Indirectly	—	—	—
Net Expenses	453	5,397	10,625
Net Investment Income	285	9,171	14,355
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	11,565	47,781	10,731
Futures Contracts	223	2,043	5,103
Options	—	—	—
Swaptions	—	—	—
Swap Contracts	—	—	—
Foreign Currency Transactions	—	(58)	98,007
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,900)	42,020	35,035
Futures Contracts	21	550	1,267
Options	—	—	—
Swaptions	—	—	—
Swap Contracts	—	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	8	(367)
Net Increase in Net Assets from Operations	$9,194	$101,515	$164,131

*	See Note 6 in Notes to Financial Statements.
†	Portion of the income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

220	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Tax-Managed Managed Volatility Fund	Real Estate Fund	Enhanced Income Fund	Core Fixed Income Fund	U.S. Fixed Income Fund	High Yield Bond Fund

$10,731	$2,486	$—	$24	$—	$1,071
2	—	—	6	4	3
—	—	2,670	29,887	14,129	53,877
—	5	—	78	29	—
(60)	—	—	8	—	(16)
10,673	2,491	2,670	30,003	14,162	54,935

2,697	822	453	2,861	1,557	4,240
1,245	379	340	2,913	1,585	2,609
1,037	304	263	2,588	1,360	2,082
—	1	—	61	—	6
—	—	—	—	—	6
—	1	—	13	—	—
5	1	1	—	6	11
2	1	1	5	3	4
29	9	8	74	40	62
18	5	5	46	25	37
23	7	7	63	33	61
8	2	2	20	11	21
—	—	—	12	—	—
8	2	40	257	154	109
5,072	1,534	1,120	8,913	4,774	9,248

(918)	(80)	(167)	(1,221)	(571)	(518)
—	(17)	—	—	(134)	(331)
—	—	(95)	(1)	—	—
—	—	(186)	(696)	(380)	(729)
—	(5)	—	—	—	—
4,154	1,432	672	6,995	3,689	7,670
6,519	1,059	1,998	23,008	10,473	47,265

20,618	10,133	(73)	24,924	10,822	(12,933)
349	—	(115)	(1,690)	(2,060)	(89)
—	—	—	472	141	—
—	—	—	(738)	—	—
—	—	—	(26)	(11)	(200)
(34)	—	—	1,096	—	—

44,521	33,958	(44)	22,329	18,907	(16,274)
679	—	(43)	1,105	(586)	(19)
—	—	—	106	(21)	—
—	—	—	495	—	—
—	—	—	(738)	(344)	(134)
(1)	—	—	(1,183)	—	—
$72,651	$45,150	$1,723	$69,160	$37,321	$17,616

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	221

Statements of Operations/Consolidated Statements of Operations ($ Thousands) (Concluded)

For the six month period ended March 31, 2015 (Unaudited)

	Real Return Fund	Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund‡
Investment Income:
Dividends	$—	$9,222	$1,848
Dividends from Affiliated Investments*†	—	1	35
Interest Income	(6,280)††	—	(8,388)††
Less: Foreign Taxes Witheld	—	—	(80)
Total Investment Income (Loss)	(6,280)	9,223	(6,585)
Expenses:
Investment Advisory Fees	311	3,842	7,470
Administration Fees	424	768	2,988
Trustee Fees	2	3	11
Shareholder Servicing Fees Class (A)	338	640	2,368
Chief Compliance Officer Fees	1	1	5
Printing Fees	10	18	70
Professional Fees	6	11	43
Custodian/Wire Agent Fees	8	15	36
Registration Fees	3	5	20
Dividend expense	—	—	—
Interest expense	—	—	—
Other Expenses	2	5	38
Total Expenses	1,105	5,308	13,049
Less:
Waiver of Investment Advisory Fees	(113)	(4,062)	(1,505)
Waiver of Shareholder Servicing Fees Class (A)	(227)	—	—
Waiver of Administration Fees	(134)	—	—
Net Expenses	631	1,246	11,544
Net Investment Income (Loss)	(6,911)	7,977	(18,129)
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(429)	9,513	1,703
Securities Sold Short	—	—	—
Futures Contracts	—	—	85,729
Options	—	—	—
Swap Contracts	—	—	(23,865)
Foreign Currency Transactions	—	—	22,480
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,716	(13,152)	(11,253)
Affiliated Investments	—	797	—
Securities Sold Short	—	—	—
Futures Contracts	—	—	39,018
Options	—	—	—
Swap Contracts	—	—	20,846
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—	8,228
Net Increase (Decrease) in Net Assets from Operations	$(3,624)	$5,135	$124,757

*	See Note 6 in Notes to Financial Statements.
†	Portion of the income is from the investment of collateral in an affiliated security.
‡	See Note 5 for details on gains and losses attributed to the Funds investments in Subsidiaries.
††	Negative interest income is due to negative yields on U.S. Treasury and Foreign Sovereign Debt Inflation Protected Securities.
(1)	Commenced operations on December 19, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

222	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund‡	Multi-Asset Capital Stability Fund	Long/Short Alternative Fund(1)

$4,032	$3,529	$169	$19
—	—	—	—
13,205	(8,317)††	(52)	—
(1)	—	—	—
17,236	(4,788)	117	19

1,717	2,586	1,112	74
858	1,410	834	27
3	5	3	—
694	1,123	664	23
1	2	1	—
20	33	20	1
13	21	12	—
8	15	10	2
6	—	6	1
—	505	—	—
134	153	—	—
39	254	7	1
3,493	6,107	2,669	129

(838)	(850)	(844)	(19)
(110)	—	(111)	—
(125)	(197)	—	(4)
2,420	5,060	1,714	106
14,816	(9,848)	(1,597)	(87)

(123)	(5,053)	1,155	12
—	(10,229)	—	—
2,578	(42,182)	(3,105)	718
(2,088)	—	(407)	—
4,077	(2)	659	—
4,757	2,977	1,390	—

(3,576)	23,806	3,971	—
—	—	—	—
—	93	—	—
(132)	3,792	2,194	157
(250)	—	—	—
1,879	(1,038)	610	—
801	(440)	(275)	—
$22,739	$(38,124)	$4,595	$800

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	223

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2015 (Unaudited) and the year ended September 30, 2014

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund
	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14
Operations:
Net Investment Income (Loss)	$10,667	$14,277	$9,916	$18,240	$3,979	$3,981
Net Realized Gain from Investments and Futures Contracts	128,046	217,068	75,045	188,003	90,147	122,575
Net Change in Unrealized Appreciation (Depreciation) of Investments, Affiliated Investments and Futures Contracts	29,911	126,758	(9,120)	50,538	66,593	78,050
Net Increase in Net Assets from Operations	168,624	358,103	75,841	256,781	160,719	204,606
Dividends and Distributions From:
Net Investment Income:
Class A	(6,346)	(14,803)	(4,334)	(17,800)	(125)	(4,128)
Class E	—	—	—	—	—	—
Class I	—	—	(21)	(100)	—	(10)
Class T‡	—	—	—	—	—	—
Net Capital Gains:
Class A	(207,875)	(146,397)	(100,168)	—	(116,418)	(33,112)
Class E	—	—	—	—	—	—
Class I	—	—	(623)	—	(538)	(192)
Total Dividends and Distributions	(214,221)	(161,200)	(105,146)	(17,900)	(117,081)	(37,442)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	385,378	856,029	91,962	226,708	76,709	200,094
Reinvestment of Dividends and Distributions	194,391	145,509	98,523	16,703	110,244	34,948
Cost of Shares Redeemed	(523,065)	(723,689)	(174,111)	(398,149)	(173,793)	(283,862)
Increase (Decrease) in Net Assets Derived from Class A Transactions	56,704	277,849	16,374	(154,738)	13,160	(48,820)
Class E:
Proceeds from Shares Issued	—	—	—	—	—	—
Reinvestment of Dividends and Distributions	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—
Decrease in Net Assets Derived from Class E Transactions	—	—	—	—	—	—
Class I:
Proceeds from Shares Issued	—	—	476	2,372	425	2,037
Reinvestment of Dividends and Distributions	—	—	544	87	425	171
Cost of Shares Redeemed	—	—	(1,955)	(3,944)	(2,137)	(4,192)
Increase (Decrease) in Net Assets Derived from Class I Transactions	—	—	(935)	(1,485)	(1,287)	(1,984)
Class T‡
Proceeds from Shares Issued	—	—	—	—	—	—
Reinvestment of Dividends and Distributions	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—
Increase in net Assets Derived from Class T Transactions	—	—	—	—	—	—
Class Y(2):
Proceeds from Shares Issued	233,806	—	—	—	—	—
Reinvestment of Dividends and Distributions	—	—	—	—	—	—
Cost of Shares Redeemed	(9,481)	—	—	—	—	—
Increase in Net Assets Derived from Class Y(2) Transactions	224,325	—	—	—	—	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	281,029	277,849	15,439	(156,223)	11,873	(50,804)
Net Increase (Decrease) in Net Assets	235,432	474,752	(13,866)	82,658	55,511	116,360
Net Assets:
Beginning of Period	2,581,944	2,107,192	1,536,999	1,454,341	1,557,968	1,441,608
End of Period	$2,817,376	$2,581,944	$1,523,133	$1,536,999	$1,613,479	$1,557,968
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss) Included in Net Assets at Period End	$6,783	$2,462	$9,386	$3,825	$3,977	$123
(1)	See Note 7 in Notes to Financial Statements.
(2)	Class Y commenced operations on December 31, 2014.
@	Includes realized gains of $204,201 ($ Thousands) due to affiliated transactions (see Note 6).
#	Includes realized gains of $1,179,815 ($ Thousands) due to affiliated transactions (see Note 6).
*	Includes redemptions as a result of affiliated transactions (see Note 6).
‡	Class T closed on December 30, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

224	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund
10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14

$11,849	$18,346	$11,515	$47,238	$9	$(1,121)	$1,445	$1,986	$(756)	$(2,040)
23,957	51,645	1,246,724 #	331,712 @	26,914	45,152	10,711	35,992	35,388	52,086
155,631	367,283	(1,142,129)	110,002	33,215	(28,120)	26,211	(19,409)	14,302	(31,019)
191,437	437,274	116,110	488,952	60,138	15,911	38,367	18,569	48,934	19,027

(8,175)	(18,673)	(3,499)	(6,454)	—	(63)	(1,779)	(2,228)	—	(10)
—	—	(15,003)	(42,481)	—	—	—	—	—	—
—	—	(56)	(114)	—	—	(14)	(18)	—	—
(1)	(3)	—	—	—	—	—	—	—	—

—	—	(35,643)	(8,230)	(40,220)	(27,889)	(29,816)	(3,246)	—	—
—	—	(103,471)	(54,970)	—	—	—	—	—	—
—	—	(693)	(174)	—	—	(337)	(45)	—	—
(8,176)	(18,676)	(158,365)	(112,423)	(40,220)	(27,952)	(31,946)	(5,537)	—	(10)

333,774	669,352	60,398	73,402	85,681	181,468	19,755	47,546	15,203	41,391
7,283	16,653	36,952	13,773	35,321	24,258	29,289	5,062	—	9
(400,734)	(422,640)	(63,376)	(97,840)	(88,750)	(121,183)	(39,259)	(81,718)	(33,575)	(77,480)
(59,677)	263,365	33,974	(10,665)	32,252	84,543	9,785	(29,110)	(18,372)	(36,080)

—	—	35,489	351,973	—	—	—	—	—	—
—	—	116,755	95,326	—	—	—	—	—	—
—	—	(1,922,752)*	(1,065,608)*	—	—	—	—	—	—
—	—	(1,770,508)	(618,309)	—	—	—	—	—	—

—	—	1,411	2,360	—	—	305	1,193	198	1,835
—	—	452	188	—	—	314	58	—	—
—	—	(1,580)	(3,247)	—	—	(912)	(2,587)	(749)	(2,436)
—	—	283	(699)	—	—	(293)	(1,336)	(551)	(601)

—	—	—	—	—	—	—	—	—	—
1	3	—	—	—	—	—	—	—	—
(498)	(61)	—	—	—	—	—	—	—	—
(497)	(58)	—	—	—	—	—	—	—	—

144,185	—	—	—	38,132	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
(3,739)	—	—	—	(2,135)	—	—	—	—	—
140,446	—	—	—	35,997	—	—	—	—	—
80,272	263,307	(1,736,251)	(629,673)	68,249	84,543	9,492	(30,446)	(18,923)	(36,681)
263,533	681,905	(1,778,506)	(253,144)	88,167	72,502	15,913	(17,414)	30,011	(17,664)

3,090,311	2,408,406	2,472,718	2,725,862	483,282	410,780	379,007	396,421	338,817	356,481
$3,353,844	$3,090,311	$694,212	$2,472,718	$571,449	$483,282	$394,920	$379,007	$368,828	$338,817
$7,275	$3,602	$3,328	$10,371	$(4)	$(13)	$500	$848	$(2,300)	$(1,544)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	225

Statements of Changes in Net Assets ($ Thousands) (Continued)

For the six month period ended March 31, 2015 (Unaudited) and the year ended September 30, 2014

	Tax-Managed Small/Mid Cap Fund
	10/01/14 to 03/31/15	10/01/13 to 09/30/14
Operations:
Net Investment Income	$658	$366
Net Realized Gain (Loss) from Investments and Futures Contracts	(3,852)	10,694
Net Realized Gain (Loss) on Foreign Currency Transactions	—	(3)
Net Change in Unrealized Appreciation (Depreciation) of Investments, Affiliated Investments and Futures Contracts	64,804	29,433
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—
Net Increase in Net Assets from Operations	61,610	40,490
Dividends and Distributions From:
Net Investment Income:
Class A	(348)	(696)
Class I	—	—
Net Capital Gains:
Class A	(6,161)	(24,789)
Class I	—	—
Total Dividends and Distributions	(6,509)	(25,485)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	70,108	147,032
Reinvestment of Dividends and Distributions	5,750	22,644
Cost of Shares Redeemed	(71,983)	(97,722)
Increase (Decrease) in Net Assets Derived from Class A Transactions	3,875	71,954
Class I:
Proceeds from Shares Issued	—	—
Reinvestment of Dividends and Distributions	—	—
Cost of Shares Redeemed	—	—
Increase (Decrease) in Net Assets Derived from Class I Transactions	—	—
Class Y(2):
Proceeds from Shares Issued	31,616	—
Cost of Shares Redeemed	(1,338)	—
Increase (Decrease) in Net Assets Derived from Class Y(2) Transactions	30,278	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	34,153	71,954
Net Increase (Decrease) in Net Assets	89,254	86,959
Net Assets:
Beginning of Period	573,175	486,216
End of Period	$662,429	$573,175
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period	$114	$(196)

(1)	See Note 7 in Notes to Financial Statements.
(2)	Class Y commenced operations December 31, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

226	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Mid-Cap Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund
10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14

$285	$158	$9,171	$13,289	$14,355	$28,753
11,788	11,659	49,824	116,667	15,834	120,526
—	—	(58)	(9)	98,007	42,848
(2,879)	1,825	42,570	29,376	36,302	(4,822)
—	—	8	(10)	(367)	11,234
9,194	13,642	101,515	159,313	164,131	198,539

—	(239)	(7,839)	(13,072)	(96,403)	(66,968)
—	(1)	(9)	(14)	(54)	(44)

(8,477)	(2,727)	(109,056)	(65,044)	(108,330)	(67,367)
(74)	(48)	(175)	(92)	(69)	(46)
(8,551)	(3,015)	(117,079)	(78,222)	(204,856)	(134,425)

25,827	33,084	177,253	314,017	261,949	614,792
7,450	2,680	102,053	67,114	190,920	124,774
(39,683)	(60,015)	(244,486)	(311,670)	(280,435)	(403,113)
(6,406)	(24,251)	34,820	69,461	172,434	336,453

87	495	531	311	184	359
74	49	185	106	124	91
(406)	(1,116)	(117)	(473)	(133)	(411)
(245)	(572)	599	(56)	175	39

—	—	394,500	—	98,523	—
—	—	(8,787)	—	(3,012)	—
—	—	385,713	—	95,511	—
(6,651)	(24,823)	421,132	69,405	268,120	336,492
(6,008)	(14,196)	405,568	150,496	227,395	400,606

94,849	109,045	1,002,845	852,349	1,800,876	1,400,270
$88,841	$94,849	$1,408,413	$1,002,845	$2,028,271	$1,800,876
$285	$—	$5,081	$3,758	$(19,602)	$62,500

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	227

Statements of Changes in Net Assets ($ Thousands) (Continued)

For the six month period ended March 31, 2015 (Unaudited) and the year ended September 30, 2014

	Tax-Managed Managed Volatility Fund		Real Estate Fund		Enhanced Income Fund
	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14
Operations:
Net Investment Income (Loss)	$6,519	$9,643	$1,059	$3,820	$1,998	$3,874
Net Realized Gain (Loss) from Investments, Securities Sold Short Affiliated Investments, Futures Contracts, Options, Swaptions and Swap Contracts	20,967	48,503	10,133	23,505	(188)	(1,794)
Net Realized Gain (Loss) on Foreign Currency Transactions	(34)	(14)	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) of Investments, Securities Sold Short, Affiliated Investments, Futures Contracts, Options, Swaptions and Swap Contracts	45,200	49,598	33,958	(2,744)	(87)	1,478
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(1)	(9)	—	—	—	—
Net Increase (Decrease) in Net Assets from Operations	72,651	107,721	45,150	24,581	1,723	3,558
Dividends and Distributions From:
Net Investment Income:
Class A	(5,715)	(9,448)	(1,921)	(3,897)	(2,053)	(3,802)
Class I	—	—	(5)	(10)	(3)	(6)
Class Y	—	—	—	—	—	—
Net Capital Gains:
Class A	(50,428)	(25,166)	(5,727)	—	—	—
Class I	—	—	(16)	—	—	—
Total Dividends and Distributions	(56,143)	(34,614)	(7,669)	(3,907)	(2,056)	(3,808)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	138,275	216,416	28,950	61,684	28,184	101,380
Reinvestment of Dividends and Distributions	47,418	29,162	7,264	3,731	1,686	3,298
Redemption Fees	—	—	—	—	—	—
Cost of Shares Redeemed	(86,412)	(174,471)	(56,983)	(67,122)	(65,626)	(68,340)
Increase (Decrease) in Net Assets Derived from Class A Transactions	99,281	71,107	(20,769)	(1,707)	(35,756)	36,338
Class I:
Proceeds from Shares Issued	—	—	28	215	58	110
Reinvestment of Dividends and Distributions	—	—	21	10	3	6
Cost of Shares Redeemed	—	—	(8)	(231)	(70)	(107)
Increase (Decrease) in Net Assets Derived from Class I Transactions	—	—	41	(6)	(9)	9
Class Y(2):
Proceeds from Shares Issued	—	—	21,193	—	33,944	—
Reinvestment of Dividends and Distributions	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	(1,699)	—	(787)	—
Increase in Net Assets Derived from Class Y(2) Transactions	—	—	19,494	—	33,157	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	99,281	71,107	(1,234)	(1,713)	(2,608)	36,347
Net Increase (Decrease) in Net Assets	115,789	144,214	36,247	18,961	(2,941)	36,097
Net Assets:
Beginning of Period	765,744	621,530	227,402	208,441	231,286	195,189
End of Period	$881,533	$765,744	$263,649	$227,402	$228,345	$231,286
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss) Included in Net Assets at Period End	$3,439	$2,635	$812	$1,679	$1,048	$1,106
(1)	See Note 7 in Notes to Financial Statements.
(2)	Class Y commenced operations December 31, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

228	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Core Fixed Income Fund		U.S. Fixed Income Fund		High Yield Bond Fund		Real Return Fund		Multi-Strategy Alternative Fund
10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14

$23,008	$51,760	$10,473	$21,316	$47,265	$112,740	$(6,911)	$1,513	$7,977	$2,997
22,942	27,776	8,892	2,978	(13,222)	62,951	(429)	(61)	9,513	10,410
1,096	417	—	—	—	—	—	—	—	(17)
23,297	18,732	17,956	16,549	(16,427)	(39,295)	3,716	(2,136)	(12,355)	1,330
(1,183)	1,899	—	—	—	—	—	—	—	1
69,160	100,584	37,321	40,843	17,616	136,396	(3,624)	(684)	5,135	14,721

(22,932)	(52,363)	(10,397)	(21,901)	(44,990)	(110,759)	(344)	(1,083)	(8,032)	(3,459)
(102)	(290)	—	—	(117)	(1,720)	—	—	—	—
—	—	(477)	—	(1,994)	—	—	—	—	—

—	—	(1,985)	—	(9,791)	(11,776)	—	(1,247)	—	—
—	—	—	—	(21)	(226)	—	—	—	—
(23,034)	(52,653)	(12,859)	(21,901)	(56,913)	(124,481)	(344)	(2,330)	(8,032)	(3,459)

186,669	474,834	158,258	349,872	376,434	706,633	42,907	92,554	83,772	160,649
20,844	46,904	10,643	18,894	48,524	104,472	294	2,014	7,058	3,082
—	—	—	—	—	671	—	—	—	—
(188,297)	(432,728)	(218,950)	(311,461)	(433,401)	(1,105,068)	(66,037)	(115,431)	(54,524)	(103,636)
19,216	89,010	(50,049)	57,305	(8,443)	(293,292)	(22,836)	(20,863)	36,306	60,095

1,180	2,059	—	—	12,712	13,625	—	—	—	—
71	211	—	—	125	1,878	—	—	—	—
(2,119)	(6,206)	—	—	(9,194)	(51,054)	—	—	—	—
(868)	(3,936)	—	—	3,643	(35,551)	—	—	—	—

—	—	97,683	—	153,620	—	27,143	—	—	—
—	—	497	—	2,085	—	—	—	—	—
—	—	(2,231)	—	(5,840)	—	(648)	—	—	—
—	—	95,949	—	149,865	—	26,495	—	—	—
18,348	85,074	45,900	57,305	145,065	(328,843)	3,659	(20,863)	36,306	60,095
64,474	133,005	70,362	76,247	105,768	(316,928)	(309)	(23,877)	33,409	71,357

2,051,756	1,918,751	1,098,480	1,022,233	1,711,276	2,028,204	284,944	308,821	498,090	426,733
$2,116,230	$2,051,756	$1,168,842	$1,098,480	$1,817,044	$1,711,276	$284,635	$284,944	$531,499	$498,090
$(3,488)	$(3,462)	$(187)	$214	$2,912	$2,748	$(6,997)	$258	$1,085	$1,140

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	229

Consolidated Statements of Changes in Net Assets/Statements of Changes in Net Assets ($ Thousands) (Concluded)

For the six month period ended March 31, 2015 (Unaudited) and for the year ended September 30, 2014

	Multi-Asset Accumulation Fund
	10/01/14 to 03/31/15	10/01/13 to 09/30/14
Operations:
Net Investment Income (Loss)	$(18,129)	$(7,713)
Net Realized Gain (Loss) from Investments, Securities Sold Short, Futures Contracts, Purchased Options, Written Options and Swap Contracts	63,567	178,166
Net Realized Gain (Loss) on Foreign Currency Transactions	22,480	17,646
Net Change in Unrealized Appreciation (Depreciation) of Investments, Securities Sold Short, Futures Contracts, Purchased Options, Written Options, Written Swaptions and Swap Contracts	48,611	(52,130)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	8,228	3,927
Net Increase (Decrease) in Net Assets from Operations	124,757	139,896
Dividends and Distributions From:
Net Investment Income:
Class A	(21,898)	(639)
Class Y	—	—
Net Capital Gains:
Class A	(155,829)	(46,026)
Total Dividends and Distributions	(177,727)	(46,665)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	353,478	649,470
Reinvestment of Dividends and Distributions	161,925	42,225
Cost of Shares Redeemed	(395,996)	(333,643)
Increase (Decrease) in Net Assets Derived from Class A Transactions	119,407	358,052
Class Y(2):
Proceeds from Shares Issued	221,026	—
Reinvestment of Dividends and Distributions	—	—
Cost of Shares Redeemed	(7,681)	—
Increase in Net Assets Derived from Class Y(2) Transactions	213,345	—
Increase in Net Assets Derived from Capital Share Transactions	332,752	358,052
Net Increase in Net Assets	279,782	451,283
Net Assets:
Beginning of Period	1,865,846	1,414,563
End of Period	$2,145,628	$1,865,846
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss) Included in Net Assets at Period End	$(30,364)	$9,663
(1)	See Note 7 in Notes to Financial Statements.
(2)	Class Y commenced operations on December 31, 2014.
(3)	Commenced operations on December 19, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

230	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund		Long/Short Alternative Fund(3)
10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14	12/19/14 to 03/31/15

$14,816	$18,538	(9,848)	$5,537	$(1,597)	$(590)	$(87)
4,444	2,018	(57,466)	(16,100)	(1,698)	13,352	730
4,757	808	2,977	(1,475)	1,390	376	—
(2,079)	(3,509)	26,653	3,978	6,775	3,809	157
801	544	(440)	3,762	(275)	35	—
22,739	18,399	(38,124)	(4,298)	4,595	16,982	800

(11,014)	(17,264)	—	—	(254)	—	—
(401)	—	—	—	—	—	—

(2,779)	(3,989)	—	—	(10,427)	(1,179)	—
(14,194)	(21,253)	—	—	(10,681)	(1,179)	—

108,577	400,040	171,237	349,047	93,298	197,842	36,269
11,391	17,265	—	—	8,724	964	—
(99,166)	(105,303)	(172,655)	(187,576)	(117,322)	(159,933)	—
20,802	312,002	(1,418)	161,471	(15,300)	38,873	36,269

36,240	—	91,624	—	55,701	—	—
401	—	—	—	—	—	—
(1,088)	—	(1,355)	—	(1,788)	—	—
35,553	—	90,269	—	53,913	—	—
56,355	312,002	88,851	161,471	38,613	38,873	36,269
64,900	309,148	50,727	157,173	32,527	54,676	37,069

539,504	230,356	923,541	766,368	541,602	486,926	—
$604,404	$539,504	$974,268	$923,541	$574,129	$541,602	$37,069
$5,125	$1,724	$(17,271)	$(7,423)	$(2,390)	$(539)	$(87)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	231

Statement of Cash Flows/Consolidated Statement of Cash Flows ($ Thousands)

For the six month period ended March 31, 2015 (Unaudited)

	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets from Operations	$22,739	$(38,124)
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Purchase of Investment Securities	(264,772)	(801,221)
Proceeds from Disposition of Investment Securities	157,009	751,304
Proceeds from Securities Sold Short	—	96,380
Purchases to Cover Securities Sold Short	—	(99,038)
Purchased Options/Purchases to Cover Written Options	(5,979)	—
Proceeds from Sale of Options/Expired Options	2,982	—
Amortization (Accretion of Market Discount)	(949)	4,108
Net Realized (Gain) Loss on:
Investments and Securities Sold Short	123	15,282
Options	2,088	—
Net Change in Unrealized (Appreciation) Depreciation on:
Investments and Securities Sold Short	3,576	(23,899)
Options	250	—
Changes in assets:
Foreign currency, at value	71	—
Cash collateral for reverse repos	(731)	—
Cash collateral on swaps	842	141
Cash collateral on futures	—	(336)
Cash collateral on options	(13,886)	—
Receivable for investment securities sold	(2,873)	33,756
Dividends and interest receivable	(429)	(8)
Receivable for variation margin	(85)	(1,492)
Swap contracts, at value	(36,960)	156
Foreign tax reclaim receivable	—	(5)
Unrealized gain on forward foreign currency contracts	(901)	563
Prepaid Expenses	105	(11)
Changes in liabilities:
Payable for investment securities purchased	3,447	(66,274)
Dividend payable for securities sold short	—	(102)
Payable for variation margin	222	1,336
Administration fees payable	100	(58)
Payable to custodian	(624)	(1,305)
Investment advisory fees payable	(48)	39
Shareholder servicing fees payable Class A	48	76
Chief Compliance Officer fees payable	(1)	—
Swap contracts, at value	35,298	295
Reverse repurchase agreements	57,803	41,361
Unrealized loss on forward foreign currency contracts	161	(134)
Unrealized loss on foreign spot currency contracts	—	—
Overdraft of foreign currency, at value	12	(228)
Interest payable	—	—
Accrued expense payable	—	7
Net Cash Used in Operating Activities	(41,362)	(87,431)
Cash Flows from Financing Activities:
Dividends and Distributions	(14,194)	—
Proceeds from Shares Issued	145,971	266,891
Reinvestment of Dividends and Distributions	11,877	—
Cost of Shares Redeemed	(100,250)	(174,104)
Net Cash Provided by Financing Activities	43,404	92,787
Net Change in Cash	2,042	5,356
Cash at beginning of period	138	137,706
Cash at end of period	$2,180	$143,062

Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

232	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Financial Highlights

For the period ended March 31, 2015 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (1)		Net Realized and Unrealized Gains (Losses) on Securities(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2015**	$15.19	$0.06		$0.90		$0.96	$(0.04)	$(1.20)	$(1.24)	$14.91	6.46%	$2,587,817	0.89%	0.89%	0.96%	0.77%	34%
2014	13.95	0.09		2.19		2.28	(0.09)	(0.95)	(1.04)	15.19	16.96	2,581,944	0.89	0.89	1.01	0.60	57
2013	12.15	0.12		2.43		2.55	(0.13)	(0.62)	(0.75)	13.95	22.23	2,107,192	0.89	0.89	1.01	0.94	49
2012	10.15	0.10		2.72		2.82	(0.09)	(0.73)	(0.82)	12.15	29.04	1,488,259	0.89	0.89	1.02	0.89	50
2011	10.77	0.08		(0.22)		(0.14)	(0.08)	(0.40)	(0.48)	10.15	(1.71)	1,521,942	0.89	0.89	1.02	0.70	100
2010(9)	10.00	0.10		0.80		0.90	(0.08)	(0.05)	(0.13)	10.77	9.00	1,395,899	0.89	0.89	1.02	0.96	90
Class Y@
2015**	$14.62	$0.05		$0.25		$0.30	$—	$—	$—	$14.92	2.05%	$229,559	0.64%	0.64%	0.71%	1.27%	34%
Large Cap Value Fund
Class A
2015**	$25.71	$0.16		$1.11		$1.27	$(0.07)	$(1.71)	$(1.78)	$25.20	5.07%	$1,514,765	0.89%	0.89%	0.92%	1.30%	23%
2014	21.94	0.29		3.76		4.05	(0.28)	—	(0.28)	25.71	18.55	1,527,500	0.89	0.89	0.97	1.19	58
2013	18.02	0.28		3.92		4.20	(0.28)	—	(0.28)	21.94	23.55	1,444,929	0.89	0.89	0.97	1.39	55
2012	14.13	0.25		3.89		4.14	(0.25)	—	(0.25)	18.02	29.54	1,344,405	0.89	0.89	0.98	1.51	37
2011	14.75	0.22		(0.61)		(0.39)	(0.23)	—	(0.23)	14.13	(2.89)	1,197,272	0.89	0.89	0.98	1.35	63
2010	13.83	0.21		0.94		1.15	(0.23)	—	(0.23)	14.75	8.43	1,504,082	0.89	0.89	0.98	1.48	64
Class I
2015**	$25.71	$0.13		$1.13		$1.26	$(0.06)	$(1.71)	$(1.77)	$25.20	5.00%	$8,368	1.11%	1.11%	1.17%	1.06%	23%
2014	21.96	0.24		3.75		3.99	(0.24)	—	(0.24)	25.71	18.22	9,499	1.11	1.11	1.22	0.97	58
2013	18.02	0.23		3.95		4.18	(0.24)	—	(0.24)	21.96	23.35	9,412	1.11	1.11	1.22	1.16	55
2012	14.13	0.21		3.89		4.10	(0.21)	—	(0.21)	18.02	29.20	7,668	1.11	1.11	1.23	1.28	37
2011	14.76	0.18		(0.62)		(0.44)	(0.19)	—	(0.19)	14.13	(3.14)	7,073	1.11	1.11	1.23	1.13	63
2010	13.83	0.18		0.95		1.13	(0.20)	—	(0.20)	14.76	8.23	10,358	1.11	1.11	1.24	1.25	64
Large Cap Growth Fund
Class A
2015**	$33.82	$0.09		$3.41		$3.50	$—	$(2.60)	$(2.60)	$34.72	10.69%	$1,607,359	0.89%	0.89%	0.93%	0.50%	27%
2014	30.28	0.09		4.25		4.34	(0.09)	(0.71)	(0.80)	33.82	14.51	1,550,723	0.89	0.89	1.02	0.26	61
2013	25.57	0.08		4.73		4.81	(0.10)	—	(0.10)	30.28	18.89	1,433,284	0.89	0.89	1.02	0.28	69
2012	19.77	0.05		5.78		5.83	(0.03)	—	(0.03)	25.57	29.47	1,354,774	0.89	0.90	1.03	0.19	88
2011	19.66	0.06		0.14		0.20	(0.09)	—	(0.09)	19.77	0.97	1,278,538	0.89	0.89	1.03	0.27	108
2010	17.62	0.12		2.04		2.16	(0.12)	—	(0.12)	19.66	12.29	1,602,130	0.89	0.89	1.03	0.63	83
Class I
2015**	$33.40	$0.04		$3.38		$3.42	$—	$(2.60)	$(2.60)	$34.22	10.57%	$6,120	1.11%	1.11%	1.18%	0.27%	27%
2014	29.93	0.01		4.21		4.22	(0.04)	(0.71)	(0.75)	33.40	14.28	7,245	1.11	1.11	1.27	0.05	61
2013	25.28	0.02		4.68		4.70	(0.05)	—	(0.05)	29.93	18.62	8,324	1.11	1.11	1.27	0.06	69
2012	19.57	—	*	5.71		5.71	—	—	—	25.28	29.18	8,549	1.11	1.12	1.28	(0.02)	88
2011	19.47	0.01		0.14		0.15	(0.05)	—	(0.05)	19.57	0.73	6,695	1.11	1.11	1.28	0.05	108
2010	17.44	0.08		2.02		2.10	(0.07)	—	(0.07)	19.47	12.06	7,953	1.11	1.11	1.28	0.41	83
Tax-Managed Large Cap Fund
Class A
2015**	$19.64	$0.07		$1.15		$1.22	$(0.05)	$—	$(0.05)	$20.81	6.23%	$3,210,657	0.89%	0.89%	0.97%	0.73%	27%
2014	16.81	0.12		2.84		2.96	(0.13)	—	(0.13)	19.64	17.63	3,089,839	0.89	0.89	1.02	0.65	39
2013	13.88	0.15		2.94		3.09	(0.16)	—	(0.16)	16.81	22.47	2,407,951	0.89	0.89	1.02	1.00	42
2012	10.80	0.12		3.07		3.19	(0.11)	—	(0.11)	13.88	29.70	1,882,834	0.89	0.89	1.03	0.96	53
2011	11.02	0.10		(0.22)		(0.12)	(0.10)	—	(0.10)	10.80	(1.20)	1,495,783	0.89	0.89	1.03	0.78	72
2010	10.19	0.10		0.84		0.94	(0.11)	—	(0.11)	11.02	9.26	1,534,797	0.89	0.89	1.04	0.95	58
Class Y@
2015**	$20.46	$0.06		$0.30		$0.36	$—	$—	$—	$20.82	1.76%	$143,187	0.64%	0.64%	0.72%	1.15%	27%
S&P 500 Index Fund
Class A
2015**	$53.00	$0.43		$2.55		$2.98	$(0.44)	$(4.69)	$(5.13)	$50.85	5.73%	$411,693	0.43%	0.43%	0.56%	1.67%	7%
2014	46.20	0.79		7.91		8.70	(0.83)	(1.07)	(1.90)	53.00	19.23	394,132	0.43	0.43	0.54	1.58	10
2013	39.60	0.76		6.61		7.37	(0.77)	—	(0.77)	46.20	18.87	352,589	0.43	0.43	0.54	1.78	6
2012	31.03	0.64		8.51		9.15	(0.58)	—	(0.58)	39.60	29.74	294,234	0.43	0.43	0.54	1.76	18
2011	31.30	0.55		(0.26	)(5)	0.29	(0.56)	—	(0.56)	31.03	0.75	255,345	0.43	0.43	0.53	1.61	61
2010	29.01	0.56		2.29		2.85	(0.56)	—	(0.56)	31.30	9.93	325,796	0.43	0.43	0.54	1.85	20

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	233

Financial Highlights (Continued)

For the period ended March 31, 2015 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income/ (loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
S&P 500 Index Fund (continued)
Class E
2015**	$53.30	$0.45	$2.60		$3.05	$(0.48)	$(4.69)	$(5.17)	$51.18	5.84%	$274,549	0.25%	0.25%	0.29%	1.71%	7%
2014	46.45	0.89	7.94		8.83	(0.91)	(1.07)	(1.98)	53.30	19.42	2,070,624	0.25	0.25	0.29	1.76	10
2013	39.79	0.85	6.65		7.50	(0.84)	—	(0.84)	46.45	19.11	2,365,696	0.25	0.25	0.29	1.99	6
2012	31.17	0.71	8.54		9.25	(0.63)	—	(0.63)	39.79	29.97	2,580,512	0.25	0.25	0.29	1.92	18
2011	31.42	0.61	(0.25	)(5)	0.36	(0.61)	—	(0.61)	31.17	0.96	1,195,729	0.25	0.25	0.29	1.76	61
2010	29.12	0.61	2.29		2.90	(0.60)	—	(0.60)	31.42	10.10	1,046,410	0.25	0.25	0.29	2.02	20
Class I
2015**	$53.22	$0.38	$2.55		$2.93	$(0.37)	$(4.69)	$(5.06)	$51.09	5.61%	$7,970	0.65%	0.65%	0.81%	1.46%	7%
2014	46.38	0.68	7.94		8.62	(0.71)	(1.07)	(1.78)	53.22	18.95	7,962	0.65	0.65	0.79	1.35	10
2013	39.73	0.67	6.65		7.32	(0.67)	—	(0.67)	46.38	18.60	7,577	0.65	0.65	0.79	1.58	6
2012	31.12	0.56	8.54		9.10	(0.49)	—	(0.49)	39.73	29.46	8,500	0.65	0.65	0.79	1.53	18
2011	31.37	0.47	(0.25	)(5)	0.22	(0.47)	—	(0.47)	31.12	0.56	7,198	0.65	0.65	0.79	1.35	61
2010	29.07	0.49	2.29		2.78	(0.48)	—	(0.48)	31.37	9.66	8,341	0.65	0.65	0.79	1.63	20
Small Cap Fund
Class A
2015**	$13.01	$—	$1.50		$1.50	$—	$(1.05)	$(1.05)	$13.46	11.99%	$533,534	1.14%	1.14%	1.22%	(0.01)%	74%
2014	13.32	(0.03)	0.61		0.58	— *	(0.89)	(0.89)	13.01	4.38	483,282	1.14	1.14	1.28	(0.24)	72
2013	10.62	0.01	3.25		3.26	(0.05)	(0.51)	(0.56)	13.32	32.40	410,780	1.14	1.14	1.28	0.08	72
2012	9.51	0.01	2.67		2.68	(0.01)	(1.56)	(1.57)	10.62	29.93	254,051	1.14	1.15	1.28	0.08	114
2011	11.14	(0.01)	(0.55)		(0.56)	(0.01)	(1.06)	(1.07)	9.51	(6.54)	203,909	1.14	1.14	1.28	(0.09)	123
2010(9)	10.00	0.01	1.15		1.16	(0.01)	(0.01)	(0.02)	11.14	11.64	223,978	1.14	1.14	1.29	0.10	115
Class Y@
2015**	$12.89	$0.01	$0.57		$0.58	$—	$—	$—	$13.47	4.50%	$37,915	0.89%	0.89%	0.97%	0.23%	74%
Small Cap Value Fund
Class A
2015**	$23.97	$0.09	$2.33		$2.42	$(0.11)	$(1.96)	$(2.07)	$24.32	10.51%	$390,990	1.14%	1.14%	1.23%	0.76%	45%
2014	23.24	0.12	0.95		1.07	(0.14)	(0.20)	(0.34)	23.97	4.54	374,828	1.14	1.14	1.27	0.49	52
2013	18.23	0.17	5.03		5.20	(0.19)	—	(0.19)	23.24	28.73	391,113	1.14	1.14	1.28	0.84	51
2012	14.26	0.11	4.02		4.13	(0.16)	—	(0.16)	18.23	29.04	405,106	1.14	1.15	1.28	0.64	53
2011	15.45	0.07	(1.16)		(1.09)	(0.10)	—	(0.10)	14.26	(7.15)	377,222	1.14	1.14	1.28	0.41	70
2010	13.66	0.07	1.82		1.89	(0.10)	—	(0.10)	15.45	13.93	535,938	1.14	1.15	1.29	0.46	69
Class I
2015**	$23.81	$0.06	$2.31		$2.37	$(0.08)	$(1.96)	$(2.04)	$24.14	10.35%	$3,930	1.36%	1.36%	1.48%	0.53%	45%
2014	23.09	0.07	0.93		1.00	(0.08)	(0.20)	(0.28)	23.81	4.29	4,179	1.36	1.36	1.52	0.27	52
2013	18.10	0.11	5.02		5.13	(0.14)	—	(0.14)	23.09	28.51	5,308	1.36	1.36	1.53	0.55	51
2012	14.15	0.07	3.99		4.06	(0.11)	—	(0.11)	18.10	28.78	4,368	1.36	1.37	1.53	0.42	53
2011	15.34	0.03	(1.15)		(1.12)	(0.07)	—	(0.07)	14.15	(7.40)	3,908	1.36	1.36	1.53	0.20	70
2010	13.56	0.04	1.81		1.85	(0.07)	—	(0.07)	15.34	13.73	6,933	1.36	1.37	1.54	0.25	69
Small Cap Growth Fund
Class A
2015**	$25.95	$(0.06)	$3.94		$3.88	$—	$—	$—	$29.83	14.95%	$366,014	1.11%	1.11%	1.22%	(0.43)%	74%
2014	24.63	(0.15)	1.47		1.32	— *	—	—	25.95	5.36	335,849	1.11	1.11	1.28	(0.57)	70
2013	18.57	(0.02)	6.16		6.14	(0.08)	—	(0.08)	24.63	33.21	353,097	1.11	1.11	1.28	(0.08)	81
2012	14.20	(0.02)	4.39		4.37	—	—	—	18.57	30.77	300,972	1.11	1.12	1.28	(0.13)	110
2011	14.69	(0.07)	(0.42)		(0.49)	—	—	—	14.20	(3.34)	272,275	1.11	1.12	1.28	(0.43)	125
2010	12.96	(0.03)	1.76		1.73	— (2)	—	—	14.69	13.36	380,910	1.11	1.11	1.29	(0.21)	99
Class I
2015**	$25.15	$(0.09)	$3.81		$3.72	$—	$—	$—	$28.87	14.83%	$2,814	1.36%	1.36%	1.47%	(0.68)%	74%
2014	23.93	(0.21)	1.43		1.22	—	—	—	25.15	5.10	2,968	1.36	1.36	1.52	(0.82)	70
2013	18.04	(0.07)	5.99		5.92	(0.03)	—	(0.03)	23.93	32.86	3,384	1.36	1.36	1.53	(0.35)	81
2012	13.82	(0.06)	4.28		4.22	—	—	—	18.04	30.54	2,650	1.36	1.37	1.53	(0.38)	110
2011	14.34	(0.12)	(0.40)		(0.52)	—	—	—	13.82	(3.63)	2,826	1.36	1.37	1.53	(0.69)	125
2010	12.68	(0.06)	1.72		1.66	—	—	—	14.34	13.09	3,703	1.36	1.36	1.54	(0.45)	99
Tax-Managed Small/Mid Cap Fund
Class A
2015**	$17.62	$0.02	$1.83		$1.85	$(0.01)	$(0.19)	$(0.20)	$19.27	10.54%	$630,718	1.11%	1.11%	1.22%	0.21%	33%
2014	17.10	0.01	1.40		1.41	(0.02)	(0.87)	(0.89)	17.62	8.44	573,175	1.11	1.11	1.28	0.07	61
2013	13.26	0.04	3.86		3.90	(0.06)	—	(0.06)	17.10	29.54	486,216	1.11	1.11	1.28	0.30	67
2012	10.39	0.03	2.88		2.91	(0.04)	—	(0.04)	13.26	28.09	336,339	1.11	1.12	1.28	0.24	67
2011	10.81	0.02	(0.41)		(0.39)	(0.03)	—	(0.03)	10.39	(3.66)	255,297	1.11	1.12	1.29	0.17	105
2010	9.42	0.03	1.39		1.42	(0.03)	—	(0.03)	10.81	15.05	300,343	1.11	1.13	1.29	0.30	75

234	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Small/Mid Cap Fund (continued)
Class Y
2015**	$18.52	$0.02	$0.74	$0.76	$—		$—	$—	$19.28	4.10%	$31,711	0.86%	0.86%	0.97%	0.51%	33%
Mid-Cap Fund
Class A
2015**	$27.53	$0.08	$2.76	$2.84	$—		$(2.67)	$(2.67)	$27.70	10.92%	$87,916	0.98%	0.98%	0.98%	0.62%	101%
2014	24.64	0.04	3.65	3.69	(0.06)		(0.74)	(0.80)	27.53	15.28	93,705	1.02	1.02	1.03	0.16	66
2013	19.30	0.11	5.37	5.48	(0.14)		—	(0.14)	24.64	28.52	107,487	1.02	1.02	1.03	0.52	108
2012	14.99	0.09	4.32	4.41	(0.10)		—	(0.10)	19.30	29.50	85,119	1.02	1.02	1.04	0.53	81
2011	15.80	0.06	(0.79)	(0.73)	(0.08)		—	(0.08)	14.99	(4.67)	74,200	1.02	1.04	1.06	0.36	151
2010	13.92	0.08	1.88	1.96	(0.08)		—	(0.08)	15.80	14.13	124,569	1.02	1.04	1.04	0.51	185
Class I
2015**	$27.52	$0.05	$2.75	$2.80	$—		$(2.67)	$(2.67)	$27.65	10.77%	$925	1.23%	1.23%	1.23%	0.34%	101%
2014	24.64	(0.02)	3.65	3.63	(0.01)		(0.74)	(0.75)	27.52	15.01	1,144	1.26	1.26	1.28	(0.08)	66
2013	19.30	0.06	5.37	5.43	(0.09)		—	(0.09)	24.64	28.20	1,558	1.26	1.26	1.28	0.27	108
2012	14.99	0.05	4.32	4.37	(0.06)		—	(0.06)	19.30	29.21	1,088	1.26	1.26	1.29	0.28	81
2011	15.81	0.03	(0.81)	(0.78)	(0.04)		—	(0.04)	14.99	(4.95)	940	1.26	1.28	1.31	0.18	151
2010	13.92	0.04	1.89	1.93	(0.04)		—	(0.04)	15.81	13.91	623	1.26	1.28	1.29	0.30	185
U.S. Managed Volatility Fund
Class A
2015**	$17.50	$0.14	$1.47	$1.61	$(0.13)		$(1.87)	$(2.00)	$17.11	9.54%	$1,013,589	1.00%	1.00%	1.22%	1.62%	25%
2014	16.09	0.23	2.62	2.85	(0.23)		(1.21)	(1.44)	17.50	18.68	1,001,565	1.00	1.00	1.27	1.38	71
2013	13.96	0.27	2.25	2.52	(0.27)		(0.12)	(0.39)	16.09	18.39	851,119	1.00	1.00	1.27	1.78	39
2012	11.49	0.22	2.45	2.67	(0.20)		—	(0.20)	13.96	23.41	635,298	1.00	1.00	1.28	1.72	48
2011	10.81	0.16	0.67	0.83	(0.15)		—	(0.15)	11.49	7.63	452,489	1.00	1.00	1.28	1.33	71
2010	9.65	0.14	1.16	1.30	(0.14)		—	(0.14)	10.81	13.61	415,669	1.00	1.00	1.29	1.37	53
Class I
2015**	$17.47	$0.12	$1.47	$1.59	$(0.11)		$(1.87)	$(1.98)	$17.08	9.42%	$1,838	1.25%	1.25%	1.47%	1.41%	25%
2014	16.07	0.19	2.61	2.80	(0.19)		(1.21)	(1.40)	17.47	18.35	1,280	1.25	1.25	1.52	1.13	71
2013	13.93	0.23	2.25	2.48	(0.22)		(0.12)	(0.34)	16.07	18.10	1,230	1.25	1.25	1.52	1.52	39
2012	11.47	0.22	2.41	2.63	(0.17)		—	(0.17)	13.93	23.08	709	1.25	1.25	1.53	1.62	48
2011	10.79	0.14	0.66	0.80	(0.12)		—	(0.12)	11.47	7.39	52	1.25	1.25	1.53	1.14	71
2010	9.63	0.11	1.17	1.28	(0.12)		—	(0.12)	10.79	13.38	37	1.25	1.25	1.54	1.08	53
Class Y@
2015**	$16.70	$0.10	$0.32	$0.42	$—		$—	$—	$17.12	2.51%	$392,986	0.75%	0.75%	0.97%	2.63%	25%
Global Managed Volatility Fund
Class A
2015**	$11.41	$0.08	$0.91	$0.99	$(0.57)		$(0.68)	$(1.25)	$11.15	9.00%	$1,928,557	1.11%	1.11%	1.22%	1.48%	27%
2014	11.00	0.20	1.24	1.44	(0.50)		(0.53)	(1.03)	11.41	13.97	1,799,842	1.11	1.11	1.28	1.84	68
2013	9.80	0.23	1.22	1.45	(0.25)		—	(0.25)	11.00	15.12	1,399,316	1.11	1.11	1.28	2.09	60
2012	8.53	0.20	1.07	1.27	—		—	—	9.80	14.89	928,141	1.11	1.11	1.30	2.19	48
2011	8.21	0.18	0.14	0.32	—		—	—	8.53	3.90	522,646	1.11	1.11	1.29	2.11	68
2010	7.82	0.13	0.29	0.42	(0.03	)(2)	—	(0.03)	8.21	5.37	330,526	1.11	1.11	1.31	1.62	91
Class I
2015**	$11.23	$0.07	$0.88	$0.95	$(0.54)		$(0.68)	$(1.22)	$10.96	8.80%	$1,184	1.36%	1.36%	1.47%	1.24%	27%
2014	10.84	0.17	1.23	1.40	(0.48)		(0.53)	(1.01)	11.23	13.78	1,034	1.36	1.36	1.53	1.59	68
2013	9.66	0.20	1.21	1.41	(0.23)		—	(0.23)	10.84	14.91	954	1.36	1.36	1.54	1.85	60
2012	8.44	0.22	1.00	1.22	—		—	—	9.66	14.45	320	1.36	1.36	1.55	2.32	48
2011	8.15	0.15	0.14	0.29	—		—	—	8.44	3.56	21	1.36	1.36	1.54	1.78	68
2010	7.76	0.16	0.25	0.41	(0.02	)(2)	—	(0.02)	8.15	5.32	64	1.36	1.36	1.57	2.00	91
Class Y@
2015**	$10.73	$0.06	$0.37	$0.43	$—		$—	$—	$11.16	4.01%	$98,530	0.86%	0.86%	0.97%	2.21%	27%
Tax-Managed Managed Volatility Fund
Class A
2015**	$14.14	$0.11	$1.18	$1.29	$(0.10)		$(0.90)	$(1.00)	$14.43	9.35%	$881,533	1.00%	1.00%	1.22%	1.57%	17%
2014	12.70	0.19	1.94	2.13	(0.18)		(0.51)	(0.69)	14.14	17.33	765,744	1.00	1.00	1.28	1.38	58
2013	11.28	0.22	1.75	1.97	(0.22)		(0.33)	(0.55)	12.70	18.24	621,530	1.00	1.00	1.27	1.86	28
2012	9.77	0.18	1.87	2.05	(0.16)		(0.38)	(0.54)	11.28	21.70	442,074	1.00	1.00	1.28	1.71	30
2011	9.24	0.14	0.52	0.66	(0.13)		—	(0.13)	9.77	7.13	279,408	1.00	1.00	1.28	1.41	63
2010	8.14	0.12	1.10	1.22	(0.12)		—	(0.12)	9.24	15.17	236,402	1.00	1.00	1.29	1.39	28

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	235

Financial Highlights (Continued)

For the period ended March 31, 2015 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income/ (loss)(1)		Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Real Estate Fund
Class A
2015**	$17.05	$0.07		$3.37	$3.44	$(0.15)		$(0.45)	$(0.60)	$19.89	20.37%	$242,717	1.14%	1.14%	1.22%	0.78%	27%
2014	15.42	0.29		1.64	1.93	(0.30)		—	(0.30)	17.05	12.63	226,780	1.14	1.14	1.28	1.76	57
2013	14.97	0.14		0.50	0.64	(0.19)		—	(0.19)	15.42	4.30	207,876	1.14	1.14	1.27	0.91	74
2012	11.67	0.08		3.34	3.42	(0.12)		—	(0.12)	14.97	29.44	191,484	1.14	1.14	1.28	0.55	68
2011	11.58	0.04		0.25	0.29	(0.20)		—	(0.20)	11.67	2.41	142,538	1.14	1.14	1.28	0.33	83
2010	9.42	0.05		2.46	2.51	(0.35	)(7)	—	(0.35)	11.58	27.37	220,866	1.14	1.15	1.29	0.50	69
Class I
2015**	$17.03	$0.07		$3.35	$3.42	$(0.12)		$(0.45)	$(0.57)	$19.88	20.30%	$768	1.39%	1.39%	1.47%	0.70%	27%
2014	15.39	0.25		1.64	1.89	(0.25)		—	(0.25)	17.03	12.33	622	1.36	1.36	1.52	1.51	57
2013	14.93	0.10		0.51	0.61	(0.15)		—	(0.15)	15.39	4.09	565	1.36	1.36	1.52	0.65	74
2012	11.64	0.05		3.33	3.38	(0.09)		—	(0.09)	14.93	29.16	606	1.36	1.36	1.53	0.33	68
2011	11.57	(0.01)		0.28	0.27	(0.20)		—	(0.20)	11.64	2.19	445	1.36	1.36	1.53	(0.07)	83
2010	9.41	—	*	2.49	2.49	(0.33	)(7)	—	(0.33)	11.57	27.12	306	1.36	1.37	1.54	0.00	69
Class Y@
2015**	$19.00	$0.06		$0.84	$0.90	$—		$—	$—	$19.90	4.74%	$20,164	0.89%	0.89%	0.97%	1.29%	27%
Enhanced Income Fund
Class A
2015**	$7.60	$0.07		$(0.01)	$0.06	$(0.07)		$—	$(0.07)	$7.59	0.77%	$194,486	0.60%	0.60%	1.00%	1.76%	44%
2014	7.61	0.14		(0.01)	0.13	(0.14)		—	(0.14)	7.60	1.69	230,910	0.60	0.60	1.05	1.78	106
2013	7.57	0.16		0.03	0.19	(0.15)		—	(0.15)	7.61	2.50	194,821	0.60	0.60	1.05	2.08	170
2012	7.36	0.18		0.20	0.38	(0.17)		—	(0.17)	7.57	5.30	161,037	0.60	0.60	1.05	2.41	198
2011	7.46	0.20		(0.14)	0.06	(0.16)		—	(0.16)	7.36	0.83	158,936	0.60	0.60	1.05	2.61	174
2010	7.21	0.18		0.30	0.48	(0.23)		—	(0.23)	7.46	6.78	137,223	0.60	0.60	1.06	2.45	77
Class I
2015**	$7.58	$0.06		$(0.01)	$0.05	$(0.06)		$—	$(0.06)	$7.57	0.64%	$367	0.85%	0.85%	1.25%	1.51%	44%
2014	7.59	0.12		(0.01)	0.11	(0.12)		—	(0.12)	7.58	1.44	376	0.85	0.85	1.30	1.53	106
2013	7.56	0.14		0.02	0.16	(0.13)		—	(0.13)	7.59	2.17	368	0.85	0.85	1.30	1.85	170
2012	7.36	0.15		0.21	0.36	(0.16)		—	(0.16)	7.56	4.93	69	0.85	0.85	1.30	2.11	198
2011	7.45	0.18		(0.12)	0.06	(0.15)		—	(0.15)	7.36	0.72	19	0.85	0.85	1.30	2.36	174
2010	7.20	0.16		0.29	0.45	(0.20)		—	(0.20)	7.45	6.35	16	0.85	0.85	1.33	2.21	77
Class Y@
2015**	$7.51	$0.03		$0.05	$0.08	$—		$—	$—	$7.59	1.07%	$33,492	0.46%	0.46%	0.75%	1.95%	44%
Core Fixed Income Fund
Class A
2015**	$11.47	$0.13		$0.26	$0.39	$(0.13)		$—	$(0.13)	$11.73	3.40%	$2,106,378	0.67%	0.67%	0.85%	2.21%	174%
2014	11.20	0.29		0.28	0.57	(0.30)		—	(0.30)	11.47	5.14	2,041,268	0.67	0.67	0.85	2.59	343
2013	11.64	0.30		(0.42)	(0.12)	(0.32)		—	(0.32)	11.20	(1.09)	1,904,623	0.67	0.67	0.85	2.57	342
2012	11.14	0.33		0.61	0.94	(0.35)		(0.09)	(0.44)	11.64	8.67	2,172,794	0.67	0.67	0.85	2.93	349
2011	10.93	0.36		0.22	0.58	(0.37)		—	(0.37)	11.14	5.43	2,185,135	0.71 (4)	0.71 (4)	0.89 (4)	3.25	473
2010	9.98	0.44		0.95	1.39	(0.44)		—	(0.44)	10.93	14.25	2,335,314	0.67	0.67	0.85	4.20	283
Class I
2015**	$11.46	$0.12		$0.26	$0.38	$(0.12)		$—	$(0.12)	$11.72	3.29%	$9,852	0.89%	0.89%	1.10%	1.99%	174%
2014	11.19	0.27		0.27	0.54	(0.27)		—	(0.27)	11.46	4.91	10,488	0.89	0.89	1.08	2.38	343
2013	11.63	0.27		(0.42)	(0.15)	(0.29)		—	(0.29)	11.19	(1.31)	14,128	0.89	0.89	1.10	2.34	342
2012	11.13	0.31		0.61	0.92	(0.33)		(0.09)	(0.42)	11.63	8.44	14,944	0.89	0.89	1.10	2.71	349
2011	10.92	0.33		0.23	0.56	(0.35)		—	(0.35)	11.13	5.20	15,701	0.93 (4)	0.93 (4)	1.14 (4)	3.03	473
2010	9.97	0.41		0.96	1.37	(0.42)		—	(0.42)	10.92	14.01	17,445	0.89	0.89	1.10	3.96	283
U.S. Fixed Income Fund
Class A
2015**	$10.33	$0.10		$0.25	$0.35	$(0.10)		$(0.02)	$(0.12)	$10.56	3.38%	$1,072,008	0.66%	0.66%	0.85%	1.84%	157%
2014	10.15	0.21		0.18	0.39	(0.21)		—	(0.21)	10.33	3.91	1,098,480	0.66	0.66	0.86	2.02	345
2013	10.84	0.19		(0.36)	(0.17)	(0.21)		(0.31)	(0.52)	10.15	(1.61)	1,022,233	0.66	0.66	0.86	1.85	319
2012	10.70	0.25		0.44	0.69	(0.27)		(0.28)	(0.55)	10.84	6.68	898,450	0.66	0.66	0.87	2.34	322
2011	10.81	0.30		0.26	0.56	(0.32)		(0.35)	(0.67)	10.70	5.43	972,449	0.66	0.66	0.87	2.85	337
2010	10.28	0.33		0.60	0.93	(0.36)		(0.04)	(0.40)	10.81	9.22	877,709	0.66	0.66	0.86	3.12	299
Class Y@
2015**	$10.44	$0.05		$0.12	$0.17	$(0.05)		$—	$(0.05)	$10.56	1.61%	$96,834	0.41%	0.41%	0.60%	1.98%	157%

236	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

	Net Asset Value, Beginning of Period	Net Investment Income/ (loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate†
High Yield Bond Fund
Class A
2015**	$7.70	$0.20	$(0.13)	$0.07	$(0.20)		$(0.04)	$(0.24)	$7.53	1.03%	$1,658,127	0.89%		0.89%		1.07%		5.42%		24%
2014	7.68	0.43	0.06 ‡‡	0.49	(0.43)		(0.04)	(0.47)	7.70	6.49	1,707,482	0.89		0.89		1.12		5.47		73
2013	7.59	0.48	0.07	0.55	(0.46)		—	(0.46)	7.68	7.39	1,989,355	0.89		0.89		1.12		6.13		74
2012	6.92	0.53	0.68	1.21	(0.51)		(0.03)	(0.54)	7.59	18.04	1,752,357	0.89		0.89		1.12		7.23		65
2011	7.27	0.55	(0.32)	0.23	(0.54)		(0.04)	(0.58)	6.92	2.96	1,316,158	0.89		0.89		1.13		7.38		82
2010	6.52	0.64	0.74	1.38	(0.61)		(0.02)	(0.63)	7.27	21.98	1,503,070	0.89		0.89		1.13		9.22		113
Class I
2015**	$7.48	$0.19	$(0.13)	$0.06	$(0.19)		$(0.04)	$(0.23)	$7.31	0.86%	$7,140	1.11%		1.11%		1.32%		5.28%		24%
2014	7.49	0.40	0.03	0.43	(0.40)		(0.04)	(0.44)	7.48	5.81	3,794	1.11		1.11		1.37		5.24		73
2013	7.40	0.45	0.07	0.52	(0.43)		—	(0.43)	7.49	7.19	38,849	1.11		1.11		1.38		6.07		74
2012	6.82	0.50	0.59	1.09	(0.48)		(0.03)	(0.51)	7.40	16.54	14,161	1.11		1.11		1.38		6.91		65
2011	7.28	0.53	(0.42)	0.11	(0.53)		(0.04)	(0.57)	6.82	1.19	915	1.11		1.11		1.37		7.06		82
2010	6.53	0.63	0.74	1.37	(0.60)		(0.02)	(0.62)	7.28	21.76	1,846	1.11		1.11		1.40		8.96		113
Class Y@
2015**	$7.44	$0.10	$0.09	$0.19	$(0.10)		$—	$(0.10)	$7.53	2.43%	$151,777	0.64%		0.64%		0.82%		5.65%		24%
Real Return Fund
Class A
2015**	$10.08	$(0.24)	$0.11	$(0.13)	$(0.01)		$—	$(0.01)	$9.94	(1.27)%	$258,083	0.45%		0.45%		0.79%		(2.39)%		12%
2014	10.19	0.05	(0.08)	(0.03)	(0.04)		(0.04)	(0.08)	10.08	(0.30)	284,944	0.45		0.45		0.84		0.51		34
2013	10.67	0.05	(0.23)	(0.18)	(0.06)		(0.24)	(0.30)	10.19	(1.72)	308,821	0.45		0.45		0.84		0.48		72
2012	10.60	0.05	0.23	0.28	(0.14)		(0.07)	(0.21)	10.67	2.66	283,646	0.45		0.45		0.85		0.48		137
2011	10.51	0.33	0.13	0.46	(0.27)		(0.10)	(0.37)	10.60	4.51	373,560	0.45		0.45		0.85		3.06		77
2010	10.19	0.12	0.40	0.52	(0.19)		(0.01)	(0.20)	10.51	5.20	240,925	0.45		0.45		0.86		1.18		94
Class Y@
2015**	$9.91	$(0.17)	$0.21	$0.04	$—		$—	$—	$9.95	0.40%	$26,552	0.35%		0.35%		0.54%		(7.22)%		12%
Multi-Strategy Alternative Fund
Class A
2015**	$10.05	$0.15	$(0.05)	$0.10	$(0.16)		$—	$(0.16)	$9.99	0.97%	$531,499	0.50%		0.50%		2.07%		3.11%		31%
2014	9.79	0.06	0.28	0.34	(0.08)		—	(0.08)	10.05	3.45	498,090	0.64	(12)	0.64	(12)	2.19	(12)	0.64		72
2013	9.62	0.07	0.15	0.22	(0.05)		—	(0.05)	9.79	2.33	426,733	0.73	(16)	0.73	(16)	2.22	(16)	0.71		139
2012	9.57	0.07	0.17	0.24	(0.19)		—	(0.19)	9.62	2.50	334,914	0.65	(11)	0.65	(11)	2.15	(11)	0.68		44
2011	9.93	0.20	(0.41)	(0.21)	(0.15)		—	(0.15)	9.57	(2.16)	292,006	0.50		0.50		2.13		1.76		25
2010(6)	10.00	(0.02)	(0.05)	(0.07)	—		—	—	9.93	(0.70)	191,055	0.50		0.50		2.19		(0.42)		49
Multi-Asset Accumulation Fund
Class A
2015**	$10.89	$(0.10)	$0.77	$0.67	$(0.11)		$(0.88)	$(0.99)	$10.57	6.50%	$1,923,716	1.17%		1.17%		1.32%		(1.80)%		40%
2014	10.30	(0.05)	0.96	0.91	—	*	(0.32)	(0.32)	10.89	9.11	1,865,846	1.17		1.17		1.38		(0.47)		55
2013	10.51	(0.05)	0.17	0.12	(0.01)		(0.32)	(0.33)	10.30	1.12	1,414,563	1.17		1.17		1.37		(0.52)		104
2012(8)	10.00	(0.02)	0.57	0.55	(0.04)		—	(0.04)	10.51	5.51	959,727	1.17		1.17		1.39		(0.46)		38
Class Y@
2015**	$10.11	$(0.06)	$0.52	$0.46	$—		$—	$—	$10.57	4.55%	$221,912	0.92%		0.92%		1.07%		(2.30)%		40%
Multi-Asset Income Fund
Class A
2015**	$10.60	$0.27	$0.15	$0.42	$(0.21)		$(0.05)	$(0.26)	$10.76	4.03%	$568,396	0.85	%(21)	0.85	%(21)	1.23	%(21)	5.13	%(21)	18%
2014	10.60	0.51	0.13 (5)	0.64	(0.47)		(0.17)	(0.64)	10.60	6.19	539,504	0.83	(13)	0.83	(13)	1.27	(13)	4.76		124
2013	10.35	0.67	0.17 (5)	0.84	(0.52)		(0.07)	(0.59)	10.60	8.24	230,356	0.98	(17)	0.98	(17)	1.40	(17)	6.22		89
2012(8)	10.00	0.23	0.30	0.53	(0.18)		—	(0.18)	10.35	5.37	84,499	0.89	(10)	0.89	(10)	1.36	(10)	4.88		25
Class Y@
2015**	$10.62	$0.17	$0.09	$0.26	$(0.12)		$—	$(0.12)	$10.76	2.46%	$36,008	0.75	%(21)	0.75	%(21)	0.98	%(21)	6.63%		18%
Multi-Asset Inflation Managed Fund
Class A
2015**	$9.39	$(0.09)	$(0.29)	$(0.38)	$—		$—	$—	$9.01	(4.05)%	$883,559	1.08	%(19)	1.08	%(19)	1.31	%(19)	(2.28)%		62%
2014	9.42	0.06	(0.09)	(0.03)	—		—	—	9.39	(0.32)	923,541	1.02	(18)	1.02	(18)	1.30	(18)	0.65		119
2013	10.10	0.06	(0.69)	(0.63)	(0.04)		(0.01)	(0.05)	9.42	(6.27)	766,368	0.93	(14)	0.93	(14)	1.20	(14)	0.59		61
2012(8)	10.00	0.02	0.13	0.15	(0.05	)(3)	—	(0.05)	10.10	1.54	540,255	0.93	(15)	0.93	(15)	1.22	(15)	0.47		19
Class Y@
2015**	$8.96	$(0.07)	$0.13	$0.06	$—		$—	$—	$9.02	0.67%	$90,709	1.06	%(20)	1.06	%(20)	1.12	%(20)	(3.28)%		62%

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	237

Financial Highlights/Consolidated Financial Highlights

(concluded)

For the six month period ended March 31, 2015 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Capital Stability Fund
Class A
2015**	$10.25	$(0.03)	$0.11	$0.08	$0.00		$(0.19)	$(0.19)	$10.14	0.87%	$519,827	0.62%	0.62%	0.97%	(0.57)%	94%
2014	9.94	(0.01)	0.34	0.33	—		(0.02)	(0.02)	10.25	3.37	541,602	0.62	0.62	1.02	(0.12)	246
2013	10.14	(0.02)	(0.10)	(0.12)	(0.01)		(0.07)	(0.08)	9.94	(1.23)	486,926	0.62	0.62	1.02	(0.22)	410
2012(8)	10.00	(0.01)	0.15	0.14	—	*	—	— *	10.14	1.40	347,861	0.62	0.62	1.02	(0.29)	180
Class Y@
2015**	$10.06	$(0.02)	$0.10	$0.08	$—		$—	$—	$10.14	0.80%	$54,302	0.52%	0.52%	0.71%	(0.71)%	94%
Long/Short Alternative Fund
Class A
2015(9)	$10.00	$(0.03)	$0.26	$0.23	$—		$—	$—	$10.23	2.30%	$37,069	1.16%	1.16%	1.41%	(0.95)%	133%

†	Returns and turnover rates are for the period indicated and have not been annualized.
*	Amount represents less than $0.01.
@	Class Y commenced operations on December 31, 2014. All ratios for the period have been annualized.
**	For the six month period ended March 31, 2015. All ratios for the period have been annualized.
‡‡	Includes redemption fees of $0.03 per share.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(2)	Includes return of capital of less than $0.01.
(3)	Includes return of capital of $0.04.
(4)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.67%, 0.67% and 0.85% for Class A and 0.89%, 0.89% and 1.10% for Class I, respectively.
(5)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
(6)	Commenced operations on March 31, 2010. All ratios for the period have been annualized.
(7)	Includes return of capital of $0.10.
(8)	Commenced operations on April 9, 2012. All ratios for the period have been annualized.
(9)	Commenced operations on December 19, 2014. All ratios for the period have been annualized.
(10)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.76%, 0.76% and 1.23%.
(11)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 0.63%, 0.63% and 2.13%.
(12)	The expense ratio includes dividend expense and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.58%, 0.58% and 2.13%.
(13)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.80%, 0.80% and 1.24%.
(14)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.90%, 0.90% and 1.17%.
(15)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.90%, 0.90% and 1.19%.
(16)	The expense ratio includes dividend expense and other expenses outside of the cap. Had this expense been excluded the ratios would have been 0.60%, 0.60% and 2.09%.
(17)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.80%, 0.80% and 1.22%
(18)	The expense ratio includes dividend and interest expense and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.90%, 0.90% and 1.18%.
(19)	The expense ratio includes dividend and interest expense and other expenses outside the cap. Had these expenses been excluded the ratios would have been 0.90%, 0.90%, and 1.17%.
(20)	The expense ratio includes dividend and interest expense and other expenses outside the cap. Had these expenses been excluded, the ratios would have been 0.65%, 0.65%, and 1.04%.
(21)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been unchanged.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

238	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited)

March 31, 2015

1. ORGANIZATION

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 26 funds: Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond, Real Return, Prime Obligation, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed, Multi-Asset Capital Stability Funds, and Long/Short Alternative (each a “Fund,” collectively the “Funds”) each of which are diversified Funds, with the exception of the Real Estate, Multi-Asset Accumulation, Multi-Asset Inflation Managed and Long/Short Alternative Funds.

The Accumulation Commodity Strategy Subsidiary, Ltd. and Inflation Commodity Strategy Subsidiary, Ltd. are both wholly-owned subsidiaries of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds, respectively, (each a “Subsidiary”, collectively the “Subsidiaries”). Each Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds and their respective subsidiaries have been consolidated in the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and Consolidated Statement of Cash Flows.

The Trust is registered to offer: Class A shares of the Funds; Class E shares of the S&P 500 Fund; Class I shares of the Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Real Return Funds; Class Y shares of the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap Fund, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond, Real Return, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds and Long/Short Alternative. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and its principal strategies and risks.

As of March 31, 2015, the Prime Obligation Fund has not yet commenced operations.

Class Y commenced operations on December 31, 2014. Class T closed on December 30, 2014.

The Long/Short Alternative Fund commenced operations on December 19, 2014.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, continuously monitors the reliability of prices obtained from any pricing service and will notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Trust’s Fair Value Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are determined to be unreliable or cannot be valued using methodologies described above are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	239

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2015

Procedures are implemented through the Committee designated by the Trust’s Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates. The Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the

Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the six month period ended March 31, 2015, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six month period ended March 31, 2015, there have been no significant changes to the Trust’s fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of March 31, 2015. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Multi-Asset Income Fund

Assets	Fair Value (in Thousands) at March 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Collateralized Debt Obligations	$—	1/2/2015 Broker price	Indicative Quote	N/A

	2,880	OAS off 3/5/2015 Trade Price	Indicative Quote	316

	720	Broker Price	Broker Quote	N/A

Total Collateralized Debt Obligations	3,600

Corporate Obligation	2,865	OAS off 2/27/2015 Single broker price	Indicative Quote	306

Convertible Bond	139

Asset Backed-Securities	6,699	Quarterly model price	Indicative Quote	N/A

Loan Participations	2,220	Quarterly model price	Indicative Quote	N/A

	(61)	Calculated	Indicative Quote	N/A

Total Loan Participations	2,159

The unobservable inputs used to determine fair value of reoccurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/

or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase

240	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. Reverse repurchase agreements outstanding as of March 31, 2015 were as follows:

MULTI-ASSET INCOME FUND

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$(11,271)	Barclays, 0.75%	$(11,271)
(11,247)	RBC, 0.90%	(11,247)
(10,010)	Barclays, 0.70%	(10,010)
(3,670)	Barclays, 0.70%	(3,670)
(3,238)	Nomura 0.75%	(3,238)
(2,927)	Nomura 0.75%	(2,927)
(2,672)	Barclays, 0.85%	(2,672)
(2,661)	RBC, 0.90%	(2,661)
(2,379)	Barclays, 0.50%	(2,379)
(1,935)	RBC, 0.90%	(1,935)
(1,765)	CitiBank 0.80%	(1,765)
(1,625)	Barclays, 0.85%	(1,625)
(1,274)	Credit Suisse First Boston, -0.75%	(1,274)
(987)	Barclays, -0.15%	(987)
(983)	Bank of America 0.58%	(983)
(885)	RBC, 0.63%	(885)
(769)	Bank of America 0.88%	(769)
(672)	RBC, 0.55%	(672)
(501)	Barclays, -1.25%	(500)
(352)	CitiBank 0.85%	(352)

		$(61,822)

MULTI-ASSET INFLATION MANAGED FUND

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$(45,705)	JP Morgan, 0.18%	$(45,705)
(18,375)	JP Morgan, 0.18%	(18,375)
(16,813)	JP Morgan, 0.20%	(16,813)
(14,470)	Barclays, 0.23%	(14,470)
(13,970)	JP Morgan, 0.18%	(13,970)
(12,210)	Barclays, 0.23%	(12,210)
(10,788)	Bank of America, 0.24%	(10,788)
(9,969)	Bank of America, 0.20%	(9,969)
(6,854)	Barclays, 0.15%	(6,854)
(4,910)	Bank of America, 0.23%	(4,910)
(4,755)	Bank of America, 0.23%	(4,755)
(4,460)	Bank of America, 0.17%	(4,460)
(3,079)	Barclays, 0.23%	(3,079)

		$(166,358)

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Multi-Asset Accumulation Fund and the Multi-Asset Inflation Managed Fund may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may also invest in equity securities of issuers in commodity-related industries.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Multi-Asset Accumulation and the Multi-Asset Inflation Managed Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	241

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2015

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2015, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of March 31, 2015, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing fund securities or to enhance the Fund’s returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Funds may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open option/swaption contracts as of March 31, 2015, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during

242	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (i) earmark on the books of the Fund or place in a segregated account cash or liquid securities at such a level that the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (ii) otherwise “cover” the Fund’s short position as required by the 1940 Act. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of March 31, 2015, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations or Consolidated Statement of Operations. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments. for details regarding open swap agreements as of March 31, 2015, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes

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March 31, 2015

the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — At March 31, 2015, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at March 31, 2015, were as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

Small Cap Growth Fund
Value Creation	145,600	08/10/06	08/10/06	$1,491	$61	0.02%

Enhanced Income
JHT Holding, 2nd Lien	$53,319	12/16/2008	12/16/2008	$54	$18	0.01%

High Yield Bond Fund
Aventine (Escrow Security)	$2,750	11/30/2010	11/30/2010	$—	$1	0.00%

244	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Real Return, Multi-Strategy Alternative, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds; are declared and paid annually for the Global Managed Volatility Fund; are declared daily and paid monthly for the Core Fixed Income, U.S. Fixed Income, High Yield Bond, the Multi-Asset Income and Multi-Asset Capital Stability Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Investments in Real Estate Investment Trust — With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the Real Estate Investment Trust (“REIT”) investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Investment in Subsidiary — Each of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may invest in its own Subsidiary. By investing in a Subsidiary, each Fund is indirectly exposed to the risks associated with such Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds, as investors in their respective Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that a Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Board”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of any Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Funds and the Subsidiaries, respectively, are organized, could result in the inability of a Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

Redemption Fees — The Funds charge a redemption fee based on a redemption, or a series of redemptions from a single identifiable source that in the aggregate exceed a specified dollar threshold within any thirty day period, as presented below:

	Dollar Threshold ($Thousands)	Redemption Fee
Large Cap Fund	$50,000	0.50%
Large Cap Value Fund	50,000	0.50
Large Cap Growth Fund	50,000	0.50
Tax-Managed Large Cap Fund	50,000	0.50
S&P 500 Index Fund	50,000	0.15
Small Cap Fund	25,000	1.00
Small Cap Value Fund	25,000	1.00
Small Cap Growth Fund	25,000	1.00
Tax-Managed Small/Mid Cap Fund	25,000	1.00
Mid-Cap Fund	10,000	0.75
U.S. Managed Volatility Fund	25,000	0.50
Global Managed Volatility Fund	25,000	0.75
Tax-Managed Managed Volatility Fund	25,000	0.50
Real Estate Fund	10,000	1.00
Enhanced Income Fund	10,000	0.75
Core Fixed Income Fund	50,000	0.60
U.S. Fixed Income Fund	50,000	0.60
High Yield Bond Fund	25,000	1.00
Real Return Fund	10,000	0.25
Multi-Strategy Alternative Fund	25,000	0.25
Multi-Asset Accumulation Fund	25,000	0.75
Multi-Asset Income Fund	25,000	0.50
Multi-Asset Inflation Managed Fund	25,000	0.75
Multi-Asset Capital Stability Fund	10,000	0.25

For the six-months ended March 31, 2015, the Funds did not charge any redemption fees.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a

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March 31, 2015

credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of March 31, 2015, the High Yield Bond Fund, Multi-Asset Inflation Managed Fund and Multi-Asset Capital Stability Fund are the buyers (“receiving protection”) on a total notional amount of $15.4 million, $11.4 million and $1.5 million, respectively. As of March 31, 2015, the Core Fixed Income Fund, Multi-Asset Inflation Managed Fund and Multi-Asset Capital Stability Fund are the sellers (“providing protection”) on a total notional amount of $3.3 million, $22.6 million and $21.4 million respectively. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

SIMT CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	CORPORATE DEBT	SOVEREIGN DEBT	ASSET BACKED SECURITIES	CORPORATE DEBT	Total
Fair value of written credit derivatives	$1,916	—	$(8,476)	$840	$(5,720)
Maximum potential amount of future payments	$3,080,000	—	$200,000	$9,700	$3,289,700
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

SIMT MULTI-ASSET INFLATION MANAGED FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	CORPORATE DEBT	SOVEREIGN DEBT	ASSET BACKED SECURITIES	CORPORATE DEBT	Total
Fair value of written credit derivatives	$71,339	—	—	$336,297	$407,636
Maximum potential amount of future payments	$2,220,699	—	—	$20,390,000	$22,610,699
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

SIMT MULTI-ASSET CAPITAL STABILITY FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	CORPORATE DEBT	SOVEREIGN DEBT	ASSET BACKED SECURITIES	CORPORATE DEBT	Total
Fair value of written credit derivatives	—	—	$22,281	$870,517	$892,798
Maximum potential amount of future payments	—	—	$1,410,000	$20,031,000	$21,441,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

246	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CON TRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)	—	—	—	—	—	—
0-100	—	—	—	$1,590,000	—	$1,590,000
101-200	—	—	$9,700	$1,490,000	—	$1,499,700
201- 300	—	—	—	—	$200,000	$200,000
301-400	—	—	—	—	—	—
> than 400	—	—	—	—	—	—
Total	—	—	$9,700	$3,080,000	$200,000	$3,289,700

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET INFLATION MANAGED FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)	—	—	—	—	—	—
0-100	—	—	$22,610,699	—	—	$22,610,699
101-200	—	—	—	—	—	—
201-300	—	—	—	—	—	—
301-400	—	—	—	—	—	—
> than 400	—	—	—	—	—	—
Total	—	—	$22,610,699	—	—	$22,610,699

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET CAPITAL STABILITY FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)	—	—	—	—	—	—
0-100	—	—	$11,750,000	—	—	$11,750,000
101-200	—	—	—	—	—	—
201-300	—	—	—	—	$1,410,000	$1,410,000
301-400	—	—	$8,281,000	—	—	$8,281,000
> than 400	—	—	—	—	—	—
Total	—	—	$20,031,000	—	$1,410,000	$21,441,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the period. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Summary Schedule of Investments, Schedule of Investments or Consolidated Schedule of Investments and the Statement of Operations or Consolidated Statement of Operations.

The fair value of derivative instruments as of March 31, 2015 was as follows:

	Asset Derivatives			Liability Derivatives
	Six month period ended March 31, 2015 ($ Thousands)			Six month period ended March 31, 2015 ($ Thousands)
	Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global Managed Volatility Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$920	*	Net Assets — Unrealized depreciation on futures contracts	$191	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	7,973		Unrealized loss on forward foreign currency contracts	107

Total Derivatives not accounted for as hedging instruments		$8,893			$298

Core Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$1,806	*	Net Assets — Unrealized depreciation on futures contracts	$578	*
	Net Assets — Unrealized appreciation on swap contracts	388†		Net Assets — Unrealized depreciation on swap contracts	1,177†
	Options Purchased, at value	95		Options written, at value	288
	Swaptions Purchased, at value	66		Swaptions written, at value	87
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	844		Unrealized loss on forward foreign currency contracts	302
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	25†		Net Assets — Unrealized depreciation on swap contracts	11†

Total Derivatives not accounted for as hedging instruments		$3,224			$2,443

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March 31, 2015

	Asset Derivatives			Liability Derivatives
	Six month period ended March 31, 2015 ($ Thousands)			Six month period ended March 31, 2015 ($ Thousands)
	Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value

U.S. Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$857	*	Net Assets — Unrealized depreciation on futures contracts	$1,107	*
	Net Assets — Unrealized appreciation on swap contracts	—†		Net Assets — Unrealized depreciation on swap contracts	341†
	Options Purchased, at value	33		Options written, at value	103

Total Derivatives not accounted for as hedging instruments		$890			$1,551

Multi-Asset Accumulation Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$14,126	*	Net Assets — Unrealized depreciation on futures contracts	$448	*
	Net Assets — Unrealized appreciation on swap contracts	1,667†		Net Assets — Unrealized depreciation on swap contracts	—†
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	6,716	*	Net Assets — Unrealized depreciation on futures contracts	1,944	*
	Net Assets — Unrealized appreciation on swaps contracts	8,215†		Net Assets — Unrealized depreciation on swap contracts	581†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	11,480		Unrealized loss on forward foreign currency contracts	3,486
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	2,172	*	Net Assets — Unrealized depreciation on futures contracts	6,462	*
	Net Assets — Unrealized appreciation on swaps contracts	422†		Net Assets — Unrealized depreciation on swap contracts	3,460†

Total Derivatives not accounted for as hedging instruments		$44,798			$16,381

Multi-Asset Income Fund
Interest rate contracts	Options purchased, at value	$1,946		Options written, at value	$1,287
	Net Assets — Unrealized appreciation on swap contracts	2,931†		Net Assets — Unrealized depreciation on swap contracts	3,470†
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	9	*	Net Assets — Unrealized depreciation on futures contracts	141	*
	Net Assets — Unrealized appreciation on swap contracts	1,070†		Net Assets — Unrealized depreciation on swap contracts	1,590†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,507		Unrealized loss on forward foreign currency contracts	161

Total Derivatives not accounted for as hedging instruments		$7,463			$6,649

Multi-Asset Inflation Managed Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$154		Net Assets — Unrealized depreciation on futures contracts	$525	*
	Net Assets — Unrealized appreciation on swap contracts	982		Net Assets — Unrealized depreciation on swap contracts	2,090
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	—	*	Net Assets — Unrealized depreciation on futures contracts	387	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	352		Unrealized loss on forward foreign currency contracts	63
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	1,738	*	Net Assets — Unrealized depreciation on futures contracts	8,182	*
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	98†		Net Assets — Unrealized depreciation on swap contracts	210†

Total Derivatives not accounted for as hedging instruments		$3,324			$11,457

248	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

	Asset Derivatives			Liability Derivatives
	Six month period ended March 31, 2015 ($ Thousands)			Six month period ended March 31, 2015 ($ Thousands)
	Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value
Multi-Asset Capital Stability Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$717	*	Net Assets — Unrealized depreciation on futures contracts	$—
	Net Assets — Unrealized appreciation on swap contracts	2,687†		Net Assets — Unrealized depreciation on swap contracts	2,066†
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	572	*	Net Assets — Unrealized depreciation on futures contracts	378	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	16		Unrealized loss on forward foreign currency contracts	73
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	48†		Net Assets — Unrealized depreciation on swap contracts	127†

Total Derivatives not accounted for as hedging instruments		$4,040			$2,644

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments/Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.
†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments/Consolidated Schedule of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations for the six month period ended March 31, 2015

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Global Managed Volatility Fund
Equity contracts	$—	$—	$5,103	$—	$—	$5,103
Foreign exchange contracts	—		—	98,788	—	98,788
Total	$—	$—	$5,103	$98,788	$—	$103,891
Core Fixed Income Fund
Interest rate contracts	$472	$(738)	$(1,690)	$—	$(203)	$(2,159)
Foreign exchange contracts	—	—	—	2,218	—	2,218
Credit contracts	—	—	—	—	177	177
Total	$472	$(738)	$(1,690)	$2,218	$(26)	$236
U.S. Fixed Income Fund
Interest rate contracts	$141	$—	$(2,060)	$—	$—	$(1,919)
Total	$141	$—	$(2,060)	$—	$—	$(1,919)
Multi-Asset Accumulation Fund
Interest rate contracts	$—	$—	$81,422	$—	$25,852	$107,274
Equity contracts	—	—	40,074	—	(877)	39,197
Foreign exchange contracts	—	—	—	28,303	—	28,303
Commodity contracts	—	—	(35,767)	—	(48,840)	(84,607)
Total	$—	$—	$85,729	$28,303	$(23,865)	$90,167
Multi-Asset Income Fund
Interest rate contracts	$—	$—	$—	$—	$(45)	$(125)
Equity contracts	(2,088)	—	863	—	4,122	2,897
Foreign exchange contracts	—	—	—	5,062	—	5,062
Commodity contracts	—	—	1,715	—	—	1,715
Total	$(2,088)	$—	$2,578	$5,062	$4,077	$9,549
Multi-Asset Inflation Managed Fund
Interest rate contracts	$—	$—	$(1,103)	$—	$(2)	$(1,105)
Equity contracts	—	—	(268)	—	—	(268)
Foreign exchange contracts	—	—	—	3,294	—	3,294
Commodity contracts	—	—	(40,811)	—	—	(40,811)
Total	$—	$—	$(42,182)	$3,294	$(2)	$(38,890)
Multi-Asset Capital Stability Fund
Interest rate contracts	$—	$—	$2,958	$—	$412	$3,370
Equity contracts	(407)	—	(6,063)	—	—	(6,470)
Foreign exchange contracts	—	—	—	1,090	—	1,090
Credit contracts	—	—	—	—	247	247
Total	$(407)	$—	$(3,105)	$1,090	$659	$(1,763)

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March 31, 2015

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Currency Contracts	Swaps	Total

Global Managed Volatility Fund
Equity contracts	$—	—	$1,267	$—	$—	$1,267
Foreign exchange contracts	—		—	(318)	—	(318)
Total	$—	$—	$1,267	$(318)	$—	$949

Core Fixed Income Fund
Interest rate contracts	$106	$495	$1,105	$—	$(769)	$937
Foreign exchange contracts	—	—	—	(954)	—	(954)
Credit contracts	—	—	—	—	31	31
Total	$106	$495	$1,105	$(954)	$(738)	$14

U.S. Fixed Income Fund
Interest rate contracts	$(21)	$—	$(586)	$—	$(344)	$(951)
Total	$(21)	$—	$(586)	$—	$(344)	$(951)

Multi-Asset Accumulation Fund
Interest rate contracts	$—	$—	$15,364	$—	$4,694	$20,058
Equity contracts	—	—	16,923	—	10,489	27,412
Foreign exchange contracts	—	—	—	8,269	—	8,269
Commodity contracts	—	—	6,731	—	5,663	12,394
Total	$—	$—	$39,018	$8,269	$20,846	$68,133

Multi-Asset Income Fund
Interest rate contracts	$(250)	$—	$—	$—	$217	$(33)
Equity contracts	—	—	(132)	—	1,662	1,530
Foreign exchange contracts	—		—	740	—	740
Total	$(250)	$—	$(132)	$740	$1,879	$2,237

Multi-Asset Inflation Managed Fund
Interest rate contracts	$—	$—	$(565)	$—	$(954)	$(1,519)
Equity contracts	—	—	(848)	—	—	(848)
Foreign exchange contracts	—	—	—	(429)	—	(429)
Commodity contracts	—	—	5,205	—	—	5,205
Credit contracts	—	—	—	—	(84)	(84)
Total	$—	$—	$3,792	$(429)	$(1,038)	$2,325

Multi-Asset Capital Stability Fund
Interest rate contracts	$—	$—	$898	$—	$631	$1,529
Equity contracts	—	—	1,296	—	—	1,296
Foreign exchange contracts	—		—	(285)	—	(285)
Credit contracts	—	—	—	—	(21)	(21)
Total	$—	$—	$2,194	$(285)	$610	$2,519

250	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is reduced as placement due to the Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

The following is a summary of the market value and variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of March 31, 2015 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
	Market value	Variation Margin Asset			Market value	Variation Margin Liability
Fund	Purchased Options/ Swaptions	Futures	Swap Agreements	Total	Written Options/ Swaptions	Futures	Swap Agreements	Total
Large Cap Fund	$—	$—	$—	$—	$—	$430	$—	$430
Large Cap Value Fund	—	—	—	—	—	66	—	66
Large cap Growth Fund	—	—	—	—	—	163	—	163
Tax-Managed Large Cap Fund	—	—	—	—	—	690	—	690
S&P 500 Index Fund	—	—	—	—	—	56	—	56
Extended Market Index Fund	—	—	—	—	—	39	—	39
Small Cap Fund	—	—	—	—	—	22	—	22
Small Cap Value Fund	—	—	—	—	—	3	—	3
Tax-Managed Small/Mid Cap Fund	—	—	—	—	—	62	—	62
Mid-Cap Fund	—	—	—	—	—	8	—	8
U.S. Managed Volatility Fund	—	—	—	—	—	285	—	285
Global Managed Volatility Fund	—	—	—	—	—	669	—	669
Tax-Managed Managed Volatility Fund	—	—	—	—	—	247	—	247
Enhanced Income Fund	—	1	—	1	—	5	—	5
Core Fixed Income Fund	161	285	—	446	375	193	41	609
U.S. Fixed Income Fund	33	127	—	160	103	136	1	240
High Yield Bond Fund	—	—	4	4	—	—	20	20
Multi-Asset Accumulation Fund	—	2,487	285	2,772	—	8,782	—	8,782
Multi-Asset Income Fund	1,946	—	88	2,034	1,287	118	291	1,696
Multi-Asset Inflation Managed Fund	—	—	2,193	2,193	—	2,710	2,095	4,805
Multi-Asset Capital Stability Fund	—	1,049	1,120	2,169	—	1,583	1,042	2,625
Long/Short Alternative Fund	—	33	—	33	—	85	—	85
Total Exchange-Traded or Centrally Cleared	$2,140	$3,982	$3,690	$9,812	$1,765	$16,352	$3,490	$21,607

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	251

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2015

Securities with an aggregate marked value of $40,254 ($ Thousands) have been pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2015.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2015 ($ Thousands):

	Financial Derivative Assets			Financial Derivative Liabilities
Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Reverse Repurchase Agreement	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures(1)
Global Managed Volatility Fund	$7,973	$—	$7,973	$107	$—	$—	$107	$7,866	$—	$7,866
Core Fixed Income Fund	844	2,424	3,268	302	—	2,972	3,274	(6)	4,077	4,071
U.S. Fixed Income Fund	—	620	620	—	—	759	759	(139)	395	256
Multi-Asset Accumulation Fund	11,480	8,637	20,117	3,486	—	4,041	7,527	12,590	—	12,590
Multi-Asset Income Fund	1,507	1,070	2,577	161	61,822	1,590	63,573	(60,996)	6,091	(54,905)
Multi-Asset Inflation Managed Fund	352	66	418	63	166,358	—	63	355	—	355
Multi-Asset Capital Stability Fund	16	19,987	20,003	73	—	20,406	20,479	(476)	9,324	8,848
Total Over the Counter	$14,199	$32,804	$47,003	$4,085	$228,180	$29,768	$95,675

(1)	Net Exposures represents the net receivable/(payable) that would be due from /to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.
(2)	Excess collateral received is not shown for financial reporting purposes.

Securities with an aggregate market value of $0 have been pledged and $0 have been received as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2015.

Written Options transactions entered into during the six month period ended March 31, 2015 are summarized as follows:

Core Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	10,390,471	$209
Written	4,884	1,277
Expired	(6,401,807)	(503)
Closing Buys	(3,992,573)	(692)
Balance at end of period	975	$291

U.S. Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	1,490,150	$56
Written	1,637	427
Expired	(347)	(62)
Closing Buys	(1,490,844)	(230)
Balance at end of period	596	$191

Multi-Asset Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	—	$—
Written	22,533	6,105
Expired	—	—
Closing Buys	(9,020)	(4,408)
Balance at end of period	13,513	$1,697

252	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

		Multi-Asset Capital Stablility
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	—	$—
Written	32,470,000	983
Expired	—	—
Closing Buys	(32,470,000)	(983)
Balance at end of period	—	$—

Written Swaptions transactions entered into during the six month period ended March 31, 2015 are summarized as follows:

		Core Fixed Income Fund
	Notional Amount ($ Thousands)	Premium ($ Thousands)
Balance at beginning of period	$13,905	$360
Balance at end of period	$13,905	$360

At March 31, 2015 the Funds had cash and/or securities at least equal to the value of written options/written swaptions.

5. BASIS FOR CONSOLIDATION FOR THE MULTI-ASSET ACCUMULATION FUND AND MULTI-ASSET INFLATION MANAGED FUND

The consolidated Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statement of Cash Flows, and the Financial Highlights of the Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund include the accounts of their respective Subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation for the Funds. Each of the Subsidiaries has a fiscal year end of September 30th for financial statement consolidation purposes and a nonconforming tax year end of August 31.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund may each invest up to 25% of their total assets in its respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT MARCH 31, 2015 ($ THOUSANDS)	% OF TOTAL NET ASSETS AT MARCH 31, 2015
Accumulation Commodity Strategy Subsidiary, Ltd	April 9, 2012	$334,018	15.6%
Inflation Commodity Strategy Subsidiary, Ltd.	April 9, 2012	171,407	17.6%

Gains and losses attributed to the Funds’ investments in Subsidiaries are as follows:

	ACCUMULATION COMMODITY STRATEGY SUBSIDIARY, LTD. ($ THOUSANDS)	INFLATION COMMODITY STRATEGY SUBSIDIARY, LTD. ($ THOUSANDS)
Investment Income:
Interest Income	$287	$14
Net Realized Gain (Loss) on:
Investments	(38)	—
Futures Contracts	(37,348)	(40,810)
Swap Contracts	(48,840)	—
Foreign Currency Transactions	(3)	9
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	601	—
Futures Contracts	7,056	5,205
Swap Contracts	5,663	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	(6)

Total gains and losses attributed to the Funds’ investments in Subsidiaries	$(72,622)	$(35,588)

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) serves as each Fund’s Distributor. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefrom. Such plans provide fees payable to the Distributor, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund. Under both the Shareholder Servicing Plan and Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. During the six month period ended March 31, 2015, the Distributor voluntarily waived a portion of its fee for all of the Funds except the U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	253

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2015

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntarily and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

Effective October 1, 2014, the following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each fund:

	Advisory Fee	Administration Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Large Cap Fund
Class A	0.3900%	0.30%	0.25%	—	0.89%
Class Y	0.3900%	0.30%	—	—	0.64%
Large Cap Value Fund
Class A	0.3500%	0.30%	0.25%	—	0.89%
Class I	0.3500%	0.30%	—	0.25%	1.11%
Large Cap Growth Fund
Class A	0.4000%	0.30%	0.25%	—	0.89%
Class I	0.4000%	0.30%	—	0.25%	1.11%
Tax-Managed Large Cap Fund
Class A	0.4000%	0.30%	0.25%	—	0.89%
Class Y	0.4000%	0.30%	—	—	0.64%
S&P 500 Index Fund
Class A	0.0300%	0.22%	0.25%	—	0.43%
Class E	0.0300%	0.22%	—	—	0.25%
Class I	0.0300%	0.22%	0.25%	0.25%	0.65%
Small Cap Fund
Class A	0.6500%	0.30%	0.25%	—	1.14%
Class Y	0.6500%	0.30%	—	—	0.89%
Small Cap Value Fund
Class A	0.6500%	0.30%	0.25%	—	1.14%
Class I	0.6500%	0.30%	0.25%	0.25%	1.36%
Small Cap Growth Fund
Class A	0.6500%	0.30%	0.25%	—	1.11%
Class I	0.6500%	0.30%	0.25%	0.25%	1.36%
Tax-Managed Small/Mid Cap Fund
Class A	0.6500%	0.30%	0.25%	—	1.11%
Class Y	0.6500%	0.30%	—	—	0.89%
Mid-Cap Fund
Class A	0.4000%	0.30%	0.25%	—	1.02%
Class I	0.4000%	0.30%	0.25%	0.25%	1.26%
U.S. Managed Volatility Fund
Class A	0.6500%	0.30%	0.25%	—	1.00%
Class I	0.6500%	0.30%	0.25%	0.25%	1.25%
Class Y	0.6500%	0.30%	—	—	0.75%
Global Managed Volatility Fund
Class A	0.6500%	0.30%	0.25%	—	1.11%
Class I	0.6500%	0.30%	0.25%	0.25%	1.36%
Class Y	0.6500%	0.30%	—	—	0.86%
Tax-Managed Managed Volatility Fund
Class A	0.6500%	0.30%	0.25%	—	1.00%
Real Estate Fund
Class A	0.6500%	0.30%	0.25%	—	1.14%
Class I	0.6500%	0.30%	0.25%	0.25%	1.36%
Class Y	0.6500%	0.30%	—	—	0.89%
Enhanced Income Fund
Class A	0.4000%	0.30%	0.25%	—	0.60%
Class I	0.4000%	0.30%	0.25%	0.25%	0.85%
Class Y	0.4000%	0.30%	—	—	0.46%

254	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

	Advisory Fee	Administration Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Core Fixed Income Fund
Class A	0.2750%	0.28%	0.25%	—	0.67%
Class I	0.2750%	0.28%	0.25%	0.25%	0.89%
U.S. Fixed Income
Class A	0.2750%	0.28%	0.25%	—	0.66%
Class Y	0.2750%	0.28%	—	—	0.41%
High Yield Bond Fund
Class A	0.4875%	0.30%	0.25%	—	0.89%
Class I	0.4875%	0.30%	0.25%	0.25%	1.11%
Class Y	0.4875%	0.30%	—	—	0.64%
Real Return
Class A	0.2200%	0.30%	0.25%	—	0.45%
Class Y	0.2200%	0.30%	—	—	0.35%
Multi-Strategy Alternative Fund
Class A	1.5000%	0.30%	0.25%	—	0.50%†
Multi-Asset Accumulation Fund
Class A	0.7500%	0.30%	0.25%	—	1.17%
Class Y	0.7500%	0.30%	—	—	0.93%
Multi-Asset Income Fund
Class A	0.6000%	0.30%	0.25%	—	0.80%
Class Y	0.6000%	0.30%	—	—	0.74%
Multi-Asset Inflation Managed Fund
Class A	0.5500%	0.30%	0.25%	—	0.90%
Class Y	0.5500%	0.30%	—	—	0.95%
Multi-Asset Capital Stability Fund
Class A	0.4000%	0.30%	0.25%	—	0.62%
Class Y	0.4000%	0.30%	—	—	0.52%
Long/Short Alternative Fund
Class A	0.8000%	0.30%	0.25%	—	1.15%

†	Prior to May 15, 2014, the voluntary expense limitation was 0.63%.

As of March 31, 2015, SIMC has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
Large Cap Fund
AQR Capital Management, LLC
AJO, L.P.
Brown Advisory LLC
Jackson Square Partners, LLC
LSV Asset Management
Waddell + Reed Investment Management Company
Large Cap Value Fund
AJO, L.P.
Brandywine Global Investment Management LLC
Lazard Asset Management LLC
LSV Asset Management
Large Cap Growth Fund
Brown Advisory LLC
INTECH Investment Management, LLC
Jackson Square Partners, LLC
Tax-Managed Large Cap Fund
AQR Capital Management, LLC
AJO, L.P.
Brown Advisory LLC
Jackson Square Partners, LLC
LSV Asset Management
Parametric Portfolio Associates LLC
Waddell + Reed Investment Management Company
S&P 500 Index Fund
SSgA Funds Management, Inc.
Small Cap Fund
AllianceBernstein, L.P.

Investment Sub-Adviser
AQR Capital Management, LLC
EAM Investors, LLC
Fiduciary Management Associates, LLC
Integrity Asset Management, LLC (an investment division within Victory Capital Management Inc.)
Montibus Capital Management, LLC (formerly, Timberline Asset Management, LLC)
Robeco Investment Management, Inc.
Snow Capital Management L.P.
Small Cap Value Fund
Fiduciary Management Associates, LLC
LMCG Investments, LLC
LSV Asset Management
Martingale Asset Management, L.P.
Robeco Investment Management, Inc.
Security Capital Research + Management
William Blair + Company, LLC
Small Cap Growth Fund
AllianceBernstein, L.P.
AQR Capital Management, LLC
Arrowpoint Asset Management, LLC
EAM Investors, LLC
J.P. Morgan Investment Management Inc.
Montibus Capital Management, LLC (formerly, Timberline Asset Management, LLC)
Tax-Managed Small/Mid Cap Fund
AllianceBernstein, L.P.
Castle Ark Management, LLC
LMCG Investments, LLC
Parametric Portfolio Associates LLC

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	255

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2015

Investment Sub-Adviser
Snow Capital Management L.P.
William Blair + Company, LLC
Mid-Cap Fund
Quantitative Management Associates LLC
U.S. Managed Volatility Fund
AJO, L.P.
Analytic Investors, LLC
LSV Asset Management
Global Managed Volatility Fund
Acadian Asset Management LLC
Analytic Investors, LLC
Tax-Managed Managed Volatility Fund
Analytic Investors LLC
AJO, L.P.
LSV Asset Management
Parametric Portfolio Associates, LLC
Real Estate Fund
Center Square Investment Management (formerly, Urdang Capital Management Inc.)
Security Capital Research and Management, Inc.
Enhanced Income Fund
Ares Management LLC
Wellington Management Company, LLP
Core Fixed Income Fund
Jennison Associates LLC
Metropolitan West Asset Management LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
U.S. Fixed Income Fund
Jennison Associates LLC
J.P. Morgan Investment Management, Inc.
Metropolitan West Asset Management LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
High Yield Bond Fund
Ares Management LLC
Benefit Street Partners, LLC
Brigade Capital Management, LLC
Delaware Investments Fund Advisers, a series of Delaware Management Business Trust
J.P. Morgan Investment Management, Inc.
Multi-Strategy Alternative Fund
Multi-Asset Accumulation Fund
AQR Capital Management, LLC
PanAgora Asset Management Inc.
SSgA Funds Management Inc.
Multi-Asset Income Fund
Guggenheim Partners Investment Management, LLC
Multi-Asset Inflation Managed Fund
AllianceBernstein, L.P.
QS Investors, LLC
Multi-Asset Capital Stability Fund
AllianceBernstein, L.P.
Long/Short Alternative Fund
Beachhead Capital Management, LLC

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee paid by SIMC.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six month period ended March 31, 2015 were as follows ($ Thousands):

Large Cap Fund	$14
Large Cap Value Fund	66
Large Cap Growth Fund	14
Small Cap Fund	51
Small Cap Value Fund	16
Small Cap Growth Fund	34
Mid-Cap Fund	13
Real Estate Fund	6

$214

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Administrator, Adviser and/or Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator or Distributor.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations.

LSV Asset Management (a partially owned subsidiary of SIMC) serves as the sub-adviser to the Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six month period ended March 31, 2015 were as follows ($ Thousands):

Large Cap Fund	$272
Large Cap Value Fund	211
Tax-Managed Large Cap Fund	249
Small Cap Value Fund	220
U.S. Managed Volatility Fund	571
Tax-Managed Managed Volatility Fund	426

$1,949

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Funds’ expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Funds’ expense ratio, as a percentage of the Funds’ average daily net assets for the six month period ended

March 31, 2015, can be found on the Statement of Operations and Financial Highlights, respectively.

256	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

The following is a summary of the transactions with affiliates for the six month period ended March 31, 2015 ($ Thousands):

SEI Liquidity Fund	Purchases at Cost	Proceeds from Sales	Value 3/31/2015	Dividend Income
Large Cap Fund	$237,983	$(271,276)	$27,907	$132
Large Cap Value Fund	195,571	(200,662)	55,747	48
Large Cap Growth Fund	147,363	(170,465)	24,315	56
Tax-Managed Large Cap Fund	280,552	(337,008)	49,580	349
S&P 500 Index Fund	74,994	(125,021)	4,859	53
Small Cap Fund	89,106	(109,345)	39,269	283
Small Cap Value Fund	57,257	(84,355)	22,692	242
Small Cap Growth Fund	78,223	(90,462)	42,956	264
Tax-Managed Small/Mid Cap Fund	172,184	(161,454)	53,582	141
Mid-Cap Fund	12,130	(14,953)	694	3
Real Estate Fund	57,224	(61,261)	4,219	5
Core Fixed Income Fund	411,770	(495,641)	15,887	78
U.S. Fixed Income Fund	129,417	(153,063)	5,054	29
High Yield Fund	—	—	6	—

SDIT Prime Obligation
Large Cap Fund	357,578	(374,949)	$128,624	7
Large Cap Value Fund	204,425	(194,668)	58,894	2
Large Cap Growth Fund	177,071	(169,739)	28,667	2
Tax-Managed Large Cap Fund	393,210	(365,638)	194,470	9
S&P 500 Index Fund	128,683	(130,569)	11,415	1
Small Cap Fund	154,171	(147,991)	30,029	11
Small Cap Value Fund	78,386	(77,852)	15,189	1
Small Cap Growth Fund	73,738	(74,192)	10,240	1
Tax-Managed Small/Mid Cap Fund	85,250	(84,787)	37,845	2
Mid-Cap Fund	53,397	(57,317)	783	—
U.S. Managed Volatility Fund	371,804	(339,494)	56,094	2
Global Managed Volatility Fund	204,233	(189,326)	116,760	6
Tax-Managed Managed Volatility Fund	231,784	(223,249)	50,205	2
Real Estate Fund	55,319	(59,719)	4,335	—
Enhanced Income Fund	12,162	(13,538)	2,295	—
Core Fixed Income Fund	588,229	(570,962)	135,114	6
U.S. Fixed Income Fund	273,057	(255,570)	83,472	4
High Yield Fund	452,769	(408,672)	52,094	3
Real Return Fund	15,209	(14,323)	1,181	—
Multi-Strategy Alternative Fund	100,379	(142,757)	22,960	1
Multi-Asset Accumulation Fund	47,011	—	715,178	35

SEI Institutional Managed Trust Long/Short Alternative Fund	Purchases at Cost	Proceeds from Sales	Value 3/15/15	Change in Unrealized Appreciation	Dividend Income
Multi-Strategy Alternative Fund	$36,269	$—	$37,066	$797	$—

Affiliated Transactions — On December 19, 2013 and March 31, 2014, the S&P 500 Index Fund participated in a transaction with an affiliated fund. The Fund sold securities in the amount of $434,575 ($ Thousands) resulting in realized gains of $204,201 ($ Thousands). On October 31, 2014, December 30, 2014, February 27, 2015 and March 31, 2015, the S&P 500 Index Fund participated in a transaction with an affiliated fund. The Fund sold securities in the amount of $1,838,786 ($ Thousands) resulting in realized gains of $1,179,815 ($ Thousands).

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the six month period ended March 31, 2015, the Trust borrowed funds from the SEI Liquid Asset Trust Prime Obligation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

	Borrowing Date	Maturity Date	Amount Borrowed	Interest Paid	Interest Rate
Large Cap Growth Fund	01/06/15	01/08/15	$7,100	$—	0.27%
Mid Cap Fund	12/17/14	12/19/14	6,200	—	0.28
High Yield Bond Fund	10/01/14	10/02/14	13,326	—	0.22
High Yield Bond Fund	10/02/14	10/03/14	10,367	—	0.22
High Yield Bond Fund	10/03/14	10/06/14	10,970	—	0.22

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	257

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2015

7. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the six month period ended March 31, 2015 (Unaudited) and the year ended September 30, 2014

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund
	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14
Class A:
Shares Issued	25,906	58,637	3,671	9,334	2,259	6,140	16,520	35,888	1,166	1,469
Shares Issued in Lieu of Cash Distributions	13,299	10,338	3,961	687	3,312	1,103	362	901	729	282
Shares Redeemed	(35,592)	(50,023)	(6,955)	(16,445)	(5,130)	(8,725)	(19,882)	(22,769)	(1,235)	(1,946)
Total Class A Transactions	3,613	18,952	677	(6,424)	441	(1,482)	(3,000)	14,020	660	(195)
Class E:
Shares Issued	—	—	—	—	—	—	—	—	677	7,068
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	—	—	2,286	1,941
Shares Redeemed	—	—	—	—	—	—	—	—	(36,443)	(21,099	)(1)
Total Class E Transactions	—	—	—	—	—	—	—	—	(33,480)	(12,090)
Class I:
Shares Issued	—	—	19	96	13	64	—	—	28	47
Shares Issued in Lieu of Cash Distributions	—	—	22	4	13	5	—	—	8	4
Shares Redeemed	—	—	(78)	(159)	(64)	(130)	—	—	(30)	(65)
Total Class I Transactions	—	—	(37)	(59)	(38)	(61)	—	—	6	(14)
Class T(4):
Shares Issued	—	—	—	—	—	—	—	—	—	—
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	—	—	—	—
Shares Redeemed	—	—	—	—	—	—	—	(3)	—	—
Total Class T Transactions	—	—	—	—	—	—	—	(3)	—	—
Class Y(2):
Shares Issued	16,028	—	—	—	—	—	7,058	—	—	—
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	—	—	—	—
Shares Redeemed	(637)	—	—	—	—	—	(180)	—	—	—
Total Class Y(2) Transactions	15,391	—	—	—	—	—	6,878	—	—	—
Increase (Decrease) in Share Transactions	19,004	18,952	640	(6,483)	403	(1,543)	3,878	14,017	(32,814)	(12,299)

	Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund
	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14
Class A:
Shares Issued	6,562	13,478	831	1,922	551	1,576	3,831	8,270	959	1,235
Shares Issued in Lieu of Cash Distributions	2,772	1,859	1,257	205	—	—	313	1,322	286	105
Shares Redeemed	(6,851)	(9,025)	(1,647)	(3,317)	(1,223)	(2,973)	(3,940)	(5,512)	(1,475)	(2,298)
Total Class A Transactions	2,483	6,312	441	(1,190)	(672)	(1,397)	204	4,080	(230)	(958)
Class I:
Shares Issued	—	—	12	48	7	72	—	—	3	18
Shares Issued in Lieu of Cash Distributions	—	—	14	2	—	—	—	—	3	2
Shares Redeemed	—	—	(39)	(105)	(28)	(95)	—	—	(15)	(41)
Total Class I Transactions	—	—	(13)	(55)	(21)	(23)	—	—	(9)	(21)
Class Y(2):
Shares Issued	2,977	—	—	—	—	—	1,715	—	—	—
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	—	—	—	—
Shares Redeemed	(162)	—	—	—	—	—	(71)	—	—	—
Total Class Y(2) Transactions	2,815	—	—	—	—	—	1,644	—	—	—
Increase (Decrease) in Share Transactions	5,298	6,312	428	(1,245)	(693)	(1,420)	1,848	4,080	(239)	(979)

258	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

	U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Real Estate Fund		Enhanced Income Fund
	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14
Class A:
Shares Issued	10,285	18,835	23,265	55,338	9,630	15,996	1,501	3,725	3,730	13,321
Shares Issued in Lieu of Cash Distributions	6,101	4,189	17,258	11,679	3,355	2,236	388	229	224	435
Shares Redeemed	(14,390)	(18,676)	(25,202)	(36,551)	(6,057)	(12,989)	(2,991)	(4,133)	(8,711)	(8,982)
Total Class A Transactions	1,996	4,348	15,321	30,466	6,928	5,243	(1,102)	(179)	(4,757)	4,774
Class I:
Shares Issued	30	17	17	33	—	—	1	13	8	14
Shares Issued in Lieu of Cash Distributions	11	7	11	9	—	—	1	1	—	1
Shares Redeemed	(6)	(28)	(12)	(38)	—	—	—	(14)	(10)	(14)
Total Class I Transactions	35	(4)	16	4	—	—	2	—	(2)	1
Class Y(2):
Shares Issued	23,476	—	9,101	—	—	—	1,099	—	4,519	—
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	—	—	—	—
Shares Redeemed	(516)	—	(272)	—	—	—	(86)	—	(104)	—
Total Class Y(2) Transactions	22,960	—	8,829	—	—	—	1,013	—	4,415	—
Increase (Decrease) in Share Transactions	24,991	4,344	24,166	30,470	6,928	5,243	(87)	(179)	(344)	4,775

	Core Fixed Income Fund		U.S. Fixed Income Fund		High Yield Bond Fund		Real Return Fund		Multi-Strategy Alternative Fund
	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14
Class A:
Shares Issued	16,056	42,012	15,109	34,182	49,738	90,268	4,293	9,092	8,417	15,994
Shares Issued in Lieu of Cash Distributions	1,788	4,123	1,015	1,840	6,432	13,360	30	197	711	309
Shares Redeemed	(16,205)	(38,228)	(20,913)	(30,480)	(57,712)	(141,167)	(6,620)	(11,345)	(5,486)	(10,327)
Total Class A Transactions	1,639	7,907	(4,789)	5,542	(1,542)	(37,539)	(2,297)	(2,056)	3,642	5,976
Class I:
Shares Issued	101	183	—	—	1,716	1,784	—	—	—	—
Shares Issued in Lieu of Cash Distributions	6	19	—	—	17	246	—	—	—	—
Shares Redeemed	(182)	(549)	—	—	(1,263)	(6,711)	—	—	—	—
Total Class I Transactions	(75)	(347)	—	—	470	(4,681)	—	—	—	—
Class Y(2):
Shares Issued	—	—	9,335	—	20,643	—	2,733	—	—	—
Shares Issued in Lieu of Cash Distributions	—	—	47	—	277	—	—	—	—	—
Shares Redeemed	—	—	(212)	—	(777)	—	(65)	—	—	—
Total Class Y(2) Transactions	—	—	9,170	—	20,143	—	2,668	—	—	—
Increase (Decrease) in Share Transactions	1,564	7,560	4,381	5,542	19,071	(42,220)	371	(2,056)	3,642	5,976

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	259

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2015

	Multi-Asset Accumulation Fund		Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund		Long/Short Alternative Fund(3)
	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14	10/01/14 to 03/31/15	10/01/13 to 09/30/14	12/19/14 to 03/31/15
Class A:
Shares Issued	33,260	61,372	10,172	37,401	18,786	36,793	9,168	19,632	3,623
Shares Issued in Lieu of Cash Distributions	15,763	4,168	1,066	1,620	—	—	865	97	—
Shares Redeemed	(38,235)	(31,636)	(9,302)	(9,850)	(19,082)	(19,793)	(11,583)	(15,893)	—
Total Class A Transactions	10,788	33,904	1,936	29,171	(296)	17,000	(1,550)	3,836	3,623
Class Y(2):
Shares Issued	21,723	—	3,413	—	10,210	—	5,529	—	—
Shares Issued in Lieu of Cash Distributions	—	—	37	—	—	—	—	—	—
Shares Redeemed	(737)	—	(102)	—	(150)	—	(176)	—	—
Total Class Y(2) Transactions	20,986	—	3,348	—	10,060	—	5,353	—	—
Increase in Share Transactions	31,774	33,904	5,284	29,171	9,764	17,000	3,803	3,836	3,623

(1)	Includes redemptions as a result of affiliated transactions (see Note 6).
(2)	Class Y commenced operations on December 31, 2014.
(3)	Commenced operations on December 19, 2014
(4)	Class T closed on December 30, 2014.

Amounts designated as “—” are zero or have been rounded to zero.

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the six month period ended March 31, 2015, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$964,866	$964,866
Sales	—	881,837	881,837
Large Cap Value Fund
Purchases	—	347,084	347,084
Sales	—	431,208	431,208
Large Cap Growth Fund
Purchases	—	425,052	425,052
Sales	—	543,404	543,404
Tax-Managed Large Cap Fund
Purchases	—	873,421	873,421
Sales	—	826,607	826,607
S&P 500 Index Fund
Purchases	—	96,751	96,751
Sales	—	1,963,201	1,963,201
Small Cap Fund
Purchases	—	392,745	392,745
Sales	—	367,070	367,070
Small Cap Value Fund
Purchases	—	167,357	167,357
Sales	—	188,193	188,193
Small Cap Growth Fund
Purchases	—	249,349	249,349
Sales	—	266,224	266,224
Tax-Managed Small/Mid Cap Fund
Purchases	—	221,326	221,326
Sales	—	191,853	191,853
Mid-Cap Fund
Purchases	—	90,150	90,150
Sales	—	109,111	109,111
U.S. Managed Volatility Fund
Purchases	—	548,053	548,053
Sales	—	270,184	270,184
Global Managed Volatility Fund
Purchases	—	646,146	646,146
Sales	—	482,645	482,645
Tax-Managed Managed Volatility
Purchases	—	174,474	174,474
Sales	—	131,250	131,250

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Real Estate Fund
Purchases	$—	$64,693	$64,693
Sales	—	67,252	67,252
Enhanced Income Fund
Purchases	31,558	21,629	53,187
Sales	33,640	22,681	56,321
Core Fixed Income Fund
Purchases	3,125,339	322,075	3,447,414
Sales	3,186,112	326,671	3,512,783
U.S Fixed Income Fund
Purchases	1,535,672	178,598	1,714,270
Sales	1,561,204	158,166	1,719,370
High Yield Bond Fund
Purchases	—	501,585	501,585
Sales	—	338,851	338,851
Real Return Fund
Purchases	37,659	—	37,659
Sales	34,533	—	34,533
Multi-Strategy Alternative Fund
Purchases	—	193,681	193,681
Sales	—	151,902	151,902
Multi-Asset Accumulation Fund
Purchases	198,001	208,934	406,935
Sales	160,972	87,423	248,395
Multi-Asset Income Fund
Purchases	5,836	139,784	145,620
Sales	145	47,416	47,561
Multi-Asset Inflation Managed Fund
Purchases	108,779	421,987	530,766
Sales	72,639	406,274	478,913
Multi-Asset Capital Stability Fund
Purchases	130,623	67,712	198,335
Sales	87,010	52,011	139,021
Long/Short Alternative Fund(1)
Purchases	—	2,862	2,862
Sales	—	2,861	2,861

(1)	Commenced operations on December 19, 2014.

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

260	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as “qualifying income” for purposes of the RIC qualification rules. As a result, there can be no assurance that the IRS will grant the private letter ruling requested by the Funds. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for transition periods for affected RICs. While the private letter ruling request is pending with the IRS, the Multi-Asset Accumu-

lation and Multi-Asset Inflation Managed Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income.” If the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Funds from controlled foreign corporations such as the Subsidiaries, the Funds would likely need to significantly change their investment strategies, which could adversely affect such Funds.

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of September 30, 2014, except for the permanent reclassification and tax character of distributions, which are as of December 31, 2013. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ending December 31, 2014.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the fiscal years ended September 30, 2014 and September 30, 2013 (unless otherwise indicated) was as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund	2014	$48,424	$112,776	$—	$161,200
	2013	34,159	60,066	—	94,225
Large Cap Value Fund	2014	17,900	—	—	17,900
	2013	20,018	—	—	20,018
Large Cap Growth Fund	2014	12,795	24,647	—	37,442
	2013	5,306	—	—	5,306
Tax-Managed Large Cap Fund	2014	18,676	—	—	18,676
	2013	22,249	—	—	22,249
S&P 500 Index Fund	2014	50,107	62,316	—	112,423
	2013	56,490	—	—	56,490
Small Cap Fund	2014	8,310	19,642	—	27,952
	2013	1,273	12,487	—	13,760
Small Cap Value Fund	2014	2,246	3,291	—	5,537
	2013	3,790	—	—	3,790
Small Cap Growth Fund	2014	10	—	—	10
	2013	1,207	—	—	1,207
Tax-Managed Small/Mid Cap Fund	2014	2,853	22,632	—	25,485
	2013	1,558	—	—	1,558
Mid-Cap Fund	2014	556	2,459	—	3,015
	2013	626	—	—	626
U.S. Managed Volatility Fund	2014	25,724	52,498	—	78,222
	2013	13,192	5,513	—	18,705
Global Managed Volatility Fund	2014	79,214	55,211	—	134,425
	2013	26,164	—	—	26,164
Tax- Managed Managed Volatility Fund	2014	13,556	21,058	—	34,614
	2013	11,340	11,647	—	22,987
Real Estate Fund	2014	3,907	—	—	3,907
	2013	2,455	—	—	2,455
Enhanced Income Fund	2014	3,808	—	—	3,808
	2013	3,334	—	—	3,334

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	261

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2015

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Core Fixed Income Fund	2014	$52,653	$—	$—	$52,653
	2013	58,329	—	—	58,329
U.S. Fixed Income Fund	2014	21,901	—	—	21,901
	2013	43,328	3,324	—	46,652
High Yield Bond Fund	2014	124,482	—	—	124,482
	2013	112,692	—	—	112,692
Real Return Fund	2014	1,274	1,056	—	2,330
	2013	8,291	—	—	8,291
Multi-Strategy Alternative Fund	2014	3,459	—	—	3,459
	2013	1,930	—	—	1,930
Multi-Asset Accumulation Fund	2014	15,631	31,034	—	46,665
	2013	24,477	7,602	—	32,079
Multi-Asset Income Fund	2014	20,220	1,033	—	21,253
	2013	8,719	—	—	8,719
Multi-Asset Inflation Managed Fund	2014	—	—	—	—
	2013	2,918	93	—	3,011
Multi-Asset Capital Stability Fund	2014	69	1,110	—	1,179
	2013	1,266	1,703	—	2,969

As of September 30, 2014, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Late-Year Loss Deferral ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$33,546	$152,458	$—	$—	$—	$582,149	$1,291	$769,444
Large Cap Value Fund	3,818	88,201	—	—	—	274,268	500	366,787
Large Cap Growth Fund	31,505	78,371	—	—	—	328,725	214	438,815
Tax-Managed Large Cap Fund	3,507	—	(192,917)	(33,478)	—	1,128,227	1,356	906,695
S&P 500 Index Fund	13,928	114,753	—	—	—	1,458,905	141	1,587,727
Small Cap Fund	7,390	31,965	—	—	—	58,225	456	98,036
Small Cap Value Fund	7,648	21,527	—	—	—	30,301	367	59,843
Small Cap Growth Fund	—	—	(79,469)	—	(1,589)	28,059	114	(52,885)
Tax-Managed Small/Mid Cap Fund	—	5,867	—	—	—	138,680	974	145,521
Mid-Cap Fund	3,840	3,860	—	—	—	12,704	—	20,404
U.S. Managed Volatility Fund	30,032	69,607	—	—	—	178,940	87	278,666
Global Managed Volatility Fund	101,709	75,794	—	—	—	113,595	(6,975)	284,123
Tax-Managed Managed Volatility Fund	5,831	43,574	—	—	—	171,579	251	221,235
Real Estate Fund	1,673	5,798	—	—	—	24,309	(4)	31,776
Enhanced Income Fund	1,108	—	(123,600)	(1,746)	—	(1,805)	(31)	(126,074)
Core Fixed Income Fund	1,942	—	(11,883)	—	—	39,235	(11,123)	18,171
U.S. Fixed Income Fund	2,027	—	—	(634)	—	27,099	(8,691)	19,801
High Yield Bond Fund	18,034	—	(35,901)	—	—	(21,495)	(10,026)	(49,388)
Real Return Fund	343	—	(953)	(1,021)	—	(4,413)	(216)	(6,260)
Multi-Strategy Alternative Fund	1,115	—	(4,016)	—	—	10,561	—	7,660
Multi-Asset Accumulation Fund	105,936	48,227	—	—	—	(53,689)	8,773	109,247
Multi-Asset Income Fund	5,511	1,430	—	—	—	(3,829)	(2,596)	516
Multi-Asset Inflation Managed Fund	—	—	(25,639)	—	—	(2,993)	(1,294)	(29,926)
Multi-Asset Capital Stability Fund	4,774	4,282	—	—	—	2,550	(625)	10,981

Post October losses represent losses realized on investment transactions from November 1, 2013 through September 30, 2014 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2014 through September 30, 2014 and specified losses realized on investment transactions from November 1, 2013 through September 30, 2014, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

262	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2019 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2015 ($ Thousands)	Total Capital Loss Carryforwards ($ Thousands)
Tax-Managed Large Cap Fund	$—	$192,917	$—	$—	$—	$192,917
Small Cap Growth Fund	—	79,469	—	—	—	79,469
Real Estate Fund*	—	—	7,723	—	—	7,723
Enhanced Income Fund	26,775	61,656	31,834	3,335	—	123,600
High Yield Bond Fund	—	3,086	32,815	—	—	35,901
Multi-Strategy Alternative Fund	1,945	—	—	—	—	1,945

*	Balance as of December 31, 2013, the Fund’s tax year end.

Under the Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards are more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total*
Core Fixed Income Fund	$—	$11,883	$11,883
Real Return Fund	951	2	953
Multi-Strategy Alternative Fund	1,639	432	2,071
Multi-Asset Inflation Managed Fund	8,244	17,395	25,639

*	This table should be used in conjuction with the capital loss carryforwards table.

During the fiscal year ended September 30, 2014, the following Funds utilized capital loss carryforward to offset capital gains and/or had expired capital loss carryforwards:

	Utilized Capital Loss Carryforwards ($ Thousands)	Expired Capital Loss Carryforwards ($ Thousands)
Large Cap Value Fund	$107,382	$—
Tax-Managed Large Cap Fund	81,129	—
Small Cap Value Fund	2,868	—
Small Cap Growth Fund	51,633	—
Mid-Cap Fund	952	—
Enhanced Income Fund	175	—
Core Fixed Income Fund	15,667	—
High Yield Fund	54,205	—

For Federal income tax purposes, the cost of securities owned at March 31, 2015, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to investments in partnerships that captures losses from other securities, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2015, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)

Large Cap Fund	$2,217,811	$653,249	$(31,328)	$621,921
Large Cap Value Fund	1,292,629	325,050	(37,781)	287,269
Large Cap Growth Fund	1,238,823	416,359	(16,332)	400,027
Tax-Managed Large Cap Fund	2,078,642	1,318,404	(942)	1,317,462
S&P 500 Index Fund	381,918	329,382	(4,422)	324,960
Small Cap Fund	517,671	103,592	(8,790)	94,802
Small Cap Value Fund	358,671	75,882	(16,256)	59,626
Small Cap Growth Fund	369,108	58,532	(14,562)	43,970
Tax-Managed Small/Mid Cap Fund	510,669	208,093	(2,880)	205,213
Mid-Cap Fund	75,375	11,345	(1,248)	10,097
U.S. Managed Volatility Fund	1,183,477	232,772	(10,410)	222,362
Global Managed Volatility Fund	1,869,927	213,311	(65,906)	147,405
Tax-Managed Managed Volatility Fund	663,096	221,660	(4,111)	217,549
Real Estate Fund	203,562	62,065	(269)	61,796
Enhanced Income Fund	236,750	958	(2,838)	(1,880)
Core Fixed Income Fund	2,241,796	91,043	(27,473)	63,570
U.S. Fixed Income Fund	1,210,180	49,227	(2,507)	46,720
High Yield Bond Fund	1,855,078	45,885	(71,362)	(25,477)
Real Return Fund	284,476	718	(930)	(212)
Multi-Strategy Alternative Fund	532,536	7,783	(9,093)	(1,310)
Multi-Asset Accumulation Fund	2,037,257	35,123	(16,352)	1,742
Multi-Asset Income Fund	653,989	10,900	(18,636)	(5,452)
Multi-Asset Inflation Managed Fund	1,109,080	40,667	(10,316)	30,351
Multi-Asset Capital Stability Fund	556,580	8,638	(372)	8,266
Long/Short Alternative Fund	12	—	—	—

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2015, no provision for income tax would be required in the

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	263

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2015

Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of March 31, 2015 (in $ Thousands):

Fund	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Large Cap Fund	$26,772	$26,772	$—
Large Cap Value Fund	53,753	53,753	—
Large Cap Growth Fund	23,659	23,659	—
Tax-Managed Large Cap Fund	48,147	48,147	—
S&P 500 Index Fund	4,677	4,677	—
Small Cap Fund	37,842	37,842	—
Small Cap Value Fund	21,791	21,791	—
Small Cap Growth Fund	40,093	40,093	—
Tax-Managed Small/Mid Cap Fund	52,082	52,082	—
Mid-Cap Fund	676	676	—
Real Estate Fund	4,096	4,096	—
Core Fixed Income Fund	15,440	15,440	—
U.S. Fixed Income Fund	4,928	4,928	—
High Yield Bond Fund	6	6	—

(1)	Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Summary Schedule of Investments or Schedule of Investments for the total collateral received.

11. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

In the normal course of business, the Multi-Strategy Alternative Fund invests substantially in underlying funds that are comprised of fixed income and equity securities in specific industries and that may engage in short selling activities, writing option contracts, and equity swaps, and therefore, the Fund may be affected by events in these industries. The Fund’s Prospectus provides a description of risks associated with the different investments in the underlying affiliated investment companies.

In the normal course of business, the Multi-Asset Funds’ invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The Funds’ Prospectus provides a description of the risk associated with the different investments.

The market values of the Core Fixed Income, U.S. Fixed Income, High Yield Bond and Multi-Asset Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — Due to the Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

264	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

12. IN-KIND TRANSACTIONS

During the year ended September 30, 2014, the S&P Index Fund participated in a transaction with an affiliated fund. The Fund sold securities at their current value on the date of the transaction.

Transaction Date	Shares Redeemed (Thousands)	Value ($ Thousands)	Cash ($ Thousands)	Gain ($ Thousands)
12/19/2013	5,658	$252,371	$24,437	$189,080
03/31/2014	3,131	151,190	6,577	15,121

13. NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (NAV) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

14. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of June 1, 2015.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	265

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2014 to March 31, 2015.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Annualized Expense Ratios	Expense Paid During Period
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,064.60	0.89%	$4.59	*
Class Y Shares‡	1,000.00	1,020.50	0.64	1.59	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.48	0.89%	$4.49	*
Class Y Shares‡	1,000.00	1,021.74	0.64	3.23	*
Large Cap Value Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,050.70	0.89%	$4.56	*
Class I Shares	1,000.00	1,050.00	1.11	5.68	*
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.48	0.89%	$4.49	*
Class I Shares	1,000.00	1,019.39	1.11	5.60	*
Large Cap Growth Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,106.90	0.89%	$4.68	*
Class I Shares	1,000.00	1,105.70	1.11	5.84	*
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.48	0.89%	$4.49	*
Class I Shares	1,000.00	1,019.39	1.11	5.60	*

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Annualized Expense Ratios	Expense Paid During Period
Tax-Managed Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,062.30	0.89%	$4.59	*
Class Y Shares‡	1,000.00	1,017.60	0.64	1.59	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.48	0.89%	$4.49	*
Class Y Shares‡	1,000.00	1,021.74	0.64	3.23	*
S&P 500 Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,057.30	0.43%	$2.21	*
Class E Shares	1,000.00	1,058.40	0.25	1.29	*
Class I Shares	1,000.00	1,056.10	0.65	3.34	*
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.78	0.43%	$2.18	*
Class E Shares	1,000.00	1,023.67	0.25	1.27	*
Class I Shares	1,000.00	1,021.68	0.65	3.28	*
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,119.90	1.14%	$6.04	*
Class Y Shares‡	1,000.00	1,045.00	0.89	2.24	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.24	1.14%	$5.75	*
Class Y Shares‡	1,000.00	1,020.49	0.89	4.48	*

266	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Annualized Expense Ratios	Expense Paid During Period
Small Cap Value Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,105.10	1.14%	$5.99	*
Class I Shares	1,000.00	1,103.50	1.36	7.14	*
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.24	1.14%	$5.75	*
Class I Shares	1,000.00	1,018.14	1.36	6.85	*
Small Cap Growth Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,149.50	1.11%	$5.96	*
Class I Shares	1,000.00	1,148.30	1.36	7.29	*
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.39	1.11%	$5.60	*
Class I Shares	1,000.00	1,018.14	1.36	6.85	*
Tax-Managed Small/Mid Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,105.40	1.11%	$5.84	*
Class Y Shares‡	1,000.00	1,041.00	0.89	2.24	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.39	1.11%	$5.60	*
Class Y Shares‡	1,000.00	1,020.49	0.89	4.48	*
Mid-Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,109.20	0.98%	$5.15	*
Class I Shares	1,000.00	1,107.70	1.23	6.46	*
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.04	0.98%	$4.94	*
Class I Shares	1,000.00	1,018.80	1.23	6.19	*
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,095.40	1.00%	$5.23	*
Class I Shares	1,000.00	1,094.20	1.25	6.54	*
Class Y Shares‡	1,000.00	1,025.10	0.75	1.87	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.94	1.00%	$5.05	*
Class I Shares	1,000.00	1,018.69	1.25	6.30	*
Class Y Shares‡	1,000.00	1,021.19	0.75	3.78	*
Global Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,090.00	1.11%	$5.78	*
Class I Shares	1,000.00	1,088.00	1.36	7.08	*
Class Y Shares‡	1,000.00	1,040.10	0.86	2.16	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.40	1.11%	$5.59	*
Class I Shares	1,000.00	1,018.15	1.36	6.84	*
Class Y Shares‡	1,000.00	1,020.64	0.86	4.33	*
Tax-Managed Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,093.50	1.00%	$5.23	*
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.94	1.00%	$5.05	*
Real Estate Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,203.70	1.14%	$6.27	*
Class I Shares	1,000.00	1,203.00	1.39	7.63	*
Class Y Shares‡	1,000.00	1,047.40	0.89	2.25	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.24	1.14%	$5.75	*
Class I Shares	1,000.00	1,018.00	1.39	6.99	*
Class Y Shares‡	1,000.00	1,020.49	0.89	4.48	*
Enhanced Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,007.70	0.60%	$3.01	*
Class I Shares	1,000.00	1,006.40	0.85	4.26	*
Class Y Shares‡	1,000.00	1,010.70	0.46	1.14	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.93	0.60%	$3.03	*
Class I Shares	1,000.00	1,020.69	0.85	4.29	*
Class Y Shares‡	1,000.00	1,022.64	0.46	2.32	*

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Annualized Expense Ratios	Expense Paid During Period
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,034.00	0.67%	$3.41	*
Class I Shares	1,000.00	1,032.90	0.89	4.51	*
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.58	0.67%	$3.39	*
Class I Shares	1,000.00	1,020.49	0.89	4.48	*
U.S. Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,033.80	0.66%	$3.35	*
Class Y Shares‡	1,000.00	1,016.10	0.41	1.02	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.64	0.66%	$3.33	*
Class Y Shares‡	1,000.00	1,022.89	0.41	2.07	*
High Yield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,010.30	0.89%	$4.47	*
Class I Shares	1,000.00	1,008.60	1.11	5.56	*
Class Y Shares‡	1,000.00	1,024.30	0.64	1.60	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.48	0.89%	$4.50	*
Class I Shares	1,000.00	1,019.40	1.11	5.59	*
Class Y Shares‡	1,000.00	1,021.74	0.64	2.23	*
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$987.30	0.45%	$2.23	*
Class Y Shares‡	1,000.00	1,004.00	0.35	0.86	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.69	0.45%	$2.27	*
Class Y Shares‡	1,000.00	1,023.19	0.35	1.77	*
Multi-Strategy Alternative Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,009.70	0.50%	$2.51	*
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.44	0.50%	$2.52	*
Multi-Asset Accumulation Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,065.00	1.17%	$6.02	*
Class Y Shares‡	1,000.00	1,045.50	0.92	2.32	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.10	1.17%	$5.89	*
Class Y Shares‡	1,000.00	1,020.34	0.92	4.63	*
Multi-Asset Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,040.30	0.85%	$4.32	*
Class Y Shares‡	1,000.00	1,024.60	0.74	1.85	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.69	0.85%	$4.28	*
Class Y Shares‡	1,000.00	1,021.24	0.74	3.73	*
Multi-Asset Inflation Managed Fund
Actual Fund Return
Class A Shares	$1,000.00	$959.50	1.08%	$5.28	*
Class Y Shares‡	1,000.00	1,006.70	0.95	2.35	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.55	1.08%	$5.44	*
Class Y Shares‡	1,000.00	1,020.19	0.95	4.78	*
Multi-Asset Capital Stability Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,008.70	0.62%	$3.10	*
Class Y Shares‡	1,000.00	1,008.00	0.52	1.29	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.84	0.62%	$3.13	*
Class Y Shares‡	1,000.00	1,022.34	0.52	2.62	*

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	267

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Annualized Expense Ratios	Expense Paid During Period
Long/Short Alternative Fund†
Actual Fund Return
Class A Shares	$1,000.00	$1,023.00	1.16%	$3.28	***
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.15	1.16%	$5.84	*

†	The Fund commenced operations on December 19, 2014.

‡	Class Y Shares commenced operations on December 31, 2014.

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period shown).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 90/365 (to reflect one-half year period shown).

***	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 102/365 (to reflect one-half year period shown).

268	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Board of Trustee Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage all or a portion of the Funds’ assets. With the exception of any Fund for which SIMC directly manages the Fund’s assets, pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year that are dedicated to considering whether to approve new and terminate or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds generally, as classified by Lipper (unless otherwise adjusted), an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) the Adviser’s and Sub-Advisers’ potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance compared with peer groups of mutual funds as classified by Lipper (unless otherwise adjusted) and the Funds’ benchmark indices.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	269

Board of Trustee Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

At the December 9-10, 2014 and March 24-25, 2015 meetings of the Board, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement and approved the selection of SIMC and certain Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including but not necessarily limited to:

•	the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds and the applicable benchmarks;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and, in most cases, the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support renewal of the Investment Advisory Agreements.

Fund Performance. The Board considered Fund performance in determining whether to approve new and terminate or renew existing Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied that appropriate steps were being taken, but agreed that they would continue to closely monitor the Fund performance. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. The Trustees found that profitability was reasonable. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and such compensation with

270	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Funds.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, different factors may have been given varied weight by different Trustees, and the Trustees did not identify any particular information that was all-important or controlling.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015	271

SEI INSTITUTIONAL MANAGED TRUST SEMI-ANNUAL REPORT MARCH 31, 2015

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-092 (03/15)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small/Mid Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund and Tax-Managed Managed Volatility Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund, Real Return Fund, Multi-Strategy Alternative Fund, Multi-Asset Accumulation Fund, Multi-Asset Income Fund, Multi-Asset Inflation Managed Fund, Multi-Asset Capital Stability Fund and Long/Short Alternative Fund is included as part of the report to shareholders filed under Item 1 of this form.

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.8%

Consumer Discretionary — 13.0%
Abercrombie & Fitch, Cl A (A)	38,600	$851
Amazon.com, Cl A*	52,857	19,668
Apollo Education Group, Cl A*	104,000	1,968
Autoliv	17,400	2,049
Best Buy	122,200	4,618
Big Lots	60,400	2,901
Cablevision Systems, Cl A (A)	80,040	1,465
Carnival	6,200	297
CBS, Cl B	143,048	8,673
Charter Communications, Cl A*	37,091	7,163
Comcast, Cl A	156,680	8,848
Cooper Tire & Rubber	21,620	926
Dana Holding	126,200	2,671
Deckers Outdoor*	8,400	612
Delphi Automotive	126,860	10,116
DeVry	8,400	280
Dillard’s, Cl A	36,200	4,942
DIRECTV*	65,900	5,608
Discovery Communications, Cl A*	116,045	3,569
Discovery Communications, Cl C*	313,787	9,249
Dollar General	155,290	11,706
Dollar Tree*	24,600	1,996
Expedia	13,300	1,252
Foot Locker, Cl A	53,900	3,396
Ford Motor	695,380	11,223
GameStop, Cl A (A)	45,700	1,735
Gannett	57,600	2,136
Gap	2,400	104
General Motors	211,800	7,943
Graham Holdings, Cl B	300	315
Harley-Davidson, Cl A	73,694	4,476
Harman International Industries, Cl A	10,500	1,403
Hilton Worldwide Holdings*	235,830	6,985
Home Depot	139,340	15,830
Hyatt Hotels, Cl A*	1,800	107
International Game Technology	131,900	2,296
Kohl’s	78,500	6,143
L Brands	151,525	14,287
Lear	93,200	10,329
Liberty Media - Interactive, Cl A*	644,500	18,813
Lowe’s	49,300	3,668
Macy’s	95,680	6,210
Magna International, Cl A	10,420	559
Murphy USA*	13,000	941
Nike, Cl B	105,325	10,567
priceline.com*	9,575	11,147
PulteGroup	15,400	342
Ralph Lauren, Cl A	24,780	3,259
Sally Beauty Holdings*	202,600	6,963
Staples	423,400	6,895
Starbucks	227,516	21,546
Target, Cl A	88,200	7,238
Time Warner	76,600	6,468
Time Warner Cable, Cl A	77,758	11,654
TripAdvisor*	265,941	22,118
TRW Automotive Holdings*	27,500	2,883
Viacom, Cl B	50,100	3,422

Description	Shares	Market Value ($ Thousands)
Whirlpool	86,360	$17,450
Wyndham Worldwide	9,000	814
Wynn Resorts	34,600	4,355

		367,448

Consumer Staples — 8.3%
Altria Group	108,700	5,437
Anheuser-Busch InBev ADR	82,592	10,069
Archer-Daniels-Midland	235,000	11,139
Bunge	90,580	7,460
Coca-Cola	82,300	3,337
Coca-Cola Enterprises	36,100	1,596
ConAgra Foods	52,700	1,925
Constellation Brands, Cl A*	8,300	964
Costco Wholesale	139,058	21,067
CVS Health	120,100	12,395
Dr Pepper Snapple Group	17,430	1,368
Estee Lauder, Cl A	166,439	13,841
Ingredion	16,500	1,284
Kimberly-Clark	44,400	4,756
Kraft Foods	52,560	4,579
Kroger	198,900	15,248
Lorillard	121,200	7,920
Mead Johnson Nutrition, Cl A	142,106	14,286
Monster Beverage*	24,200	3,349
PepsiCo	34,100	3,261
Philip Morris International	159,370	12,005
Pilgrim’s Pride (A)	205,300	4,638
Procter & Gamble	126,100	10,332
Reynolds American	13,200	910
Tyson Foods, Cl A	343,790	13,167
Walgreens Boots Alliance	234,796	19,882
Wal-Mart Stores	170,100	13,991
Whole Foods Market	278,528	14,506

		234,712

Energy — 6.8%
Apache	28,300	1,707
Cabot Oil & Gas	226,360	6,684
California Resources	162,360	1,236
Cameron International*	139,800	6,308
Chevron	59,550	6,252
ConocoPhillips	29,200	1,818
Ensco, Cl A	213,000	4,488
EOG Resources	124,410	11,407
Exxon Mobil	328,900	27,956
FMC Technologies*	206,352	7,637
Halliburton	38,900	1,707
Helmerich & Payne	16,200	1,103
Hess	27,900	1,894
Kinder Morgan	245,600	10,330
Marathon Oil	64,100	1,674
Marathon Petroleum	117,640	12,045
MarkWest Energy Partners	118,760	7,850
Murphy Oil	36,800	1,715
Nabors Industries	49,980	682
Newfield Exploration*	83,400	2,927
Noble Energy	137,310	6,714
Noble PLC	59,900	855
Occidental Petroleum	24,400	1,781
Oil States International*	106,960	4,254
Paragon Offshore (A)	19,966	26
PBF Energy, Cl A	30,800	1,045
Phillips 66	128,050	10,065

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Rowan, Cl A	20,100	$356
Schlumberger, Cl A	116,511	9,721
Tesoro	78,410	7,158
Valero Energy	335,400	21,338
Williams	229,600	11,615

		192,348

Financials — 14.3%
ACE	5,000	557
Aflac	28,900	1,850
Allied World Assurance Holdings	33,900	1,369
Allstate	185,750	13,220
Ally Financial*	122,250	2,565
American Financial Group	52,347	3,358
American International Group	319,460	17,503
American Tower, Cl A†	96,750	9,109
Ameriprise Financial	60,800	7,955
Annaly Capital Management†	64,200	668
Assurant	108,640	6,672
Axis Capital Holdings	58,960	3,041
Bank of America	220,900	3,400
Bank of New York Mellon	26,200	1,054
BB&T	51,400	2,004
Berkshire Hathaway, Cl B*	40,900	5,903
Boston Properties†	400	56
Brandywine Realty Trust†	67,500	1,079
Capital One Financial	227,370	17,921
CBL & Associates Properties†	35,800	709
CBOE Holdings	46,000	2,640
CBRE Group, Cl A*	126,970	4,915
Charles Schwab	595,840	18,137
Chubb	61,820	6,250
CIT Group	30,300	1,367
Citigroup	736,780	37,959
CNA Financial	25,700	1,065
Crown Castle International†	193,775	15,994
Discover Financial Services	182,700	10,295
Endurance Specialty Holdings	20,000	1,223
Equity Commonwealth*†	17,600	467
Everest Re Group	43,270	7,529
Fifth Third Bancorp	105,300	1,985
General Growth Properties†	15,400	455
Goldman Sachs Group	41,490	7,799
Hartford Financial Services Group	84,800	3,546
HCP†	12,600	544
Hospitality Properties Trust	29,600	977
Host Hotels & Resorts†	89,900	1,814
Huntington Bancshares	451,320	4,987
IntercontinentalExchange Group	47,050	10,975
Iron Mountain†	4,600	168
Jones Lang LaSalle	7,500	1,278
JPMorgan Chase	520,600	31,538
KeyCorp	131,600	1,864
Lincoln National	177,500	10,199
McGraw-Hill	52,380	5,416
MetLife	39,500	1,997
MFA Financial†	94,700	744
Moody’s	53,380	5,541
Morgan Stanley	96,800	3,455
Navient	117,200	2,383
Northern Trust	4,400	307
Ocwen Financial* (A)	11,200	93
PartnerRe	75,900	8,678

Description	Shares	Market Value ($ Thousands)
PNC Financial Services Group	78,500	$7,319
Prudential Financial	30,700	2,465
Public Storage†	3,900	769
Radian Group (A)	88,100	1,479
Realogy Holdings*	3,600	164
Regions Financial	155,700	1,471
Reinsurance Group of America, Cl A	96,700	9,011
RenaissanceRe Holdings	37,780	3,768
Senior Housing Properties Trust†	28,600	635
Simon Property Group†	8,400	1,643
State Street	30,100	2,213
SunTrust Banks	53,700	2,207
Travelers	183,380	19,829
Unum Group	269,340	9,085
Validus Holdings	45,100	1,899
Vornado Realty Trust†	2,800	314
Voya Financial	132,700	5,721
Wells Fargo	326,000	17,734
Weyerhaeuser†	8,000	265

		402,568

Health Care — 16.8%
AbbVie	188,000	11,006
Actavis*	102,560	30,524
Aetna, Cl A	117,300	12,496
Alexion Pharmaceuticals*	48,770	8,452
AmerisourceBergen	60,500	6,877
Amgen, Cl A	49,300	7,881
Anthem	141,580	21,861
Baxter International	40,200	2,754
Biogen*	63,530	26,825
Bristol-Myers Squibb	333,013	21,479
Cardinal Health	90,470	8,167
Catamaran*	90,390	5,382
Celgene, Cl A*	261,250	30,117
Cigna	24,300	3,145
DaVita HealthCare Partners*	154,777	12,580
Edwards Lifesciences, Cl A*	36,500	5,200
Eli Lilly	46,100	3,349
Express Scripts Holding*	308,304	26,751
Gilead Sciences*	186,778	18,328
Halyard Health*	3,712	182
HCA Holdings*	3,000	226
Health Net, Cl A*	120,700	7,301
Humana	138,990	24,743
Intuitive Surgical*	30,487	15,397
Johnson & Johnson	119,300	12,002
McKesson	32,390	7,327
Medtronic	193,460	15,088
Merck	253,500	14,571
Myriad Genetics* (A)	17,700	626
Novo Nordisk ADR	267,125	14,262
Omnicare	78,260	6,031
Perrigo	54,125	8,960
Pfizer	499,357	17,373
Quintiles Transnational Holdings*	3,500	235
Shire ADR	55,930	13,383
Teva Pharmaceutical Industries ADR	236,802	14,753
United Therapeutics*	92,080	15,878
UnitedHealth Group	47,500	5,619

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Valeant Pharmaceuticals International*	77,012	$15,296
Zoetis, Cl A	30,900	1,430

		473,857

Industrials — 7.4%
3M	700	115
AGCO	48,500	2,310
Alaska Air Group	162,700	10,768
Amerco	3,400	1,123
American Airlines Group	63,100	3,330
Avis Budget Group*	25,100	1,481
Boeing	45,230	6,788
Canadian Pacific Railway	60,370	11,030
Caterpillar, Cl A	22,600	1,809
Cintas	7,700	628
Colfax*	150,318	7,175
Con-way	3,100	137
Danaher, Cl A	169,644	14,403
Deere	57,600	5,051
Delta Air Lines, Cl A	216,500	9,734
Engility Holdings	4,883	147
Exelis	33,600	819
Fastenal, Cl A	248,635	10,302
FedEx	53,110	8,787
General Dynamics	42,080	5,712
Huntington Ingalls Industries, Cl A	61,200	8,577
ITT	11,300	451
Kansas City Southern	79,650	8,131
L-3 Communications Holdings	28,600	3,598
Lincoln Electric Holdings	2,400	157
Lockheed Martin	8,000	1,624
Norfolk Southern	14,800	1,523
Northrop Grumman	131,500	21,166
Orbital ATK	12,949	992
Raytheon	42,000	4,588
RR Donnelley & Sons	78,200	1,501
Southwest Airlines, Cl A	341,060	15,109
Spirit AeroSystems Holdings, Cl A*	119,000	6,213
Stericycle, Cl A*	109,828	15,423
Timken	37,500	1,580
Trinity Industries	50,000	1,775
Union Pacific	96,580	10,461
United Continental Holdings*	63,700	4,284
Vectrus*	1,294	33

		208,835

Information Technology — 21.6%
Adobe Systems*	258,530	19,116
Akamai Technologies*	24,000	1,705
Alliance Data Systems*	24,031	7,119
Amdocs	101,170	5,504
Amphenol, Cl A	233,203	13,743
Ansys*	86,613	7,638
Apple	297,116	36,970
Applied Materials	811,160	18,300
Arrow Electronics, Cl A*	61,000	3,730
Autodesk, Cl A*	115,950	6,799
Avnet	52,900	2,354
Baidu ADR*	50,900	10,607
Booz Allen Hamilton Holding, Cl A	30,000	868

Description	Shares	Market Value ($ Thousands)
Broadcom, Cl A	140,400	$6,079
Broadridge Financial Solutions	13,000	715
Brocade Communications Systems	445,600	5,287
CA	43,400	1,415
CDW	27,100	1,009
Cisco Systems	668,800	18,409
Cognizant Technology Solutions, Cl A*	343,635	21,440
Computer Sciences	10,700	699
Corning, Cl B	282,400	6,405
DST Systems	4,400	487
eBay*	356,725	20,576
Electronic Arts*	248,900	14,639
EMC	57,700	1,475
Equinix†	75,842	17,660
Facebook, Cl A*	166,161	13,661
Factset Research Systems	12,500	1,990
Fidelity National Information Services, Cl B	18,500	1,259
Fiserv, Cl A*	11,100	881
Flextronics International*	426,480	5,406
Genpact*	433,431	10,077
Google, Cl A*	40,773	22,617
Google, Cl C*	33,660	18,446
Harris	32,900	2,591
Hewlett-Packard	407,000	12,682
Ingram Micro, Cl A*	78,200	1,964
Intel	566,500	17,714
Intuit	89,332	8,662
Jabil Circuit	181,700	4,248
Leidos Holdings	4,000	168
Lexmark International, Cl A	54,200	2,295
MasterCard, Cl A	360,810	31,170
Micron Technology*	146,900	3,985
Microsoft	836,220	33,996
National Instruments	201,302	6,450
NetSuite* (A)	59,681	5,536
NXP Semiconductors*	113,709	11,412
Oracle, Cl B	74,200	3,202
Qualcomm	363,117	25,178
Rackspace Hosting*	24,100	1,243
Salesforce.com*	191,660	12,805
Seagate Technology	53,000	2,758
Skyworks Solutions	81,800	8,040
Take-Two Interactive Software, Cl A*	34,120	869
TE Connectivity	25,300	1,812
Tech Data*	20,300	1,173
Texas Instruments	194,180	11,104
VeriSign* (A)	64,960	4,350
Visa, Cl A	612,352	40,054
Western Digital	179,700	16,354
Western Union (A)	78,840	1,641
Xerox	365,100	4,692
Yahoo!*	24,500	1,089
Yelp, Cl A* (A)	102,225	4,840
Zebra Technologies, Cl A*	4,200	381

		609,543

Materials — 2.7%
Air Products & Chemicals	60,490	9,151
Alcoa	142,960	1,847
Cabot	27,000	1,215

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Celanese, Ser A	22,400	$1,251
CF Industries Holdings	36,070	10,232
Eastman Chemical	23,100	1,600
Ecolab	113,141	12,941
Freeport-McMoRan, Cl B	62,100	1,177
Huntsman	85,300	1,891
International Paper	24,400	1,354
LyondellBasell Industries, Cl A	122,310	10,739
Mosaic	61,900	2,851
PPG Industries	32,845	7,408
Rock-Tenn, Cl A	33,000	2,129
Steel Dynamics	48,200	969
United States Steel (A)	312,900	7,634
Westlake Chemical	31,200	2,245

		76,634

Telecommunication Services — 1.1%
AT&T	489,040	15,967
CenturyTel	85,570	2,956
Level 3 Communications*	135,170	7,278
Verizon Communications	82,800	4,027

		30,228

Utilities — 2.6%
AES	370,550	4,761
Ameren	40,100	1,692
American Electric Power	248,230	13,963
Atmos Energy	6,900	381
Calpine*	85,300	1,951
Consolidated Edison	22,400	1,366
DTE Energy	47,400	3,825
Duke Energy	9,500	729
Edison International	179,890	11,238
Entergy	154,470	11,970
Exelon	75,500	2,538
FirstEnergy	50,800	1,781
Pinnacle West Capital	20,900	1,332
Public Service Enterprise Group	331,480	13,896
SCANA	33,800	1,859
UGI	3,800	124
Vectren	16,200	715

		74,121

Total Common Stock (Cost $2,048,373) ($ Thousands)		2,670,294

AFFILIATED PARTNERSHIP — 1.0%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	27,906,646	27,907

Total Affiliated Partnership (Cost $27,907) ($ Thousands)		27,907

CASH EQUIVALENTS — 4.8%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund, 0.010%	6,300,309	6,300
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	128,624,068	128,624

Total Cash Equivalents (Cost $134,924) ($ Thousands)		134,924

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.009%, 5/28/2015	$6,607	$6,607

Total U.S. Treasury Obligations (Cost $6,607) ($ Thousands)		6,607

Total Investments — 100.8% (Cost $2,217,811) ($ Thousands)		$2,839,732

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	549	Jun-2015	$621
S&P Mid 400 Index EMINI	50	Jun-2015	179

			$800

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,817,376 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at March 31, 2015 (see Note 10) The total market value of securities on loan at March 31, 2015 was $26,772 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10) The total market value of such securities as of March 31, 2015 was $27,907 $Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,670,294	$—	$—	$2,670,294
Affiliated Partnership	—	27,907	—	27,907
Cash Equivalents	134,924	—	—	134,924
U.S. Treasury Obligations	—	6,607	—	6,607

Total Investments in Securities	$2,805,218	$34,514	$—	$2,839,732

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$800	$—	$—	$800

Total Other Financial Instruments	$800	$—	$—	$800

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in

Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.0%

Consumer Discretionary — 10.3%
Autoliv	17,400	$2,049
Autozone*	6,450	4,400
Best Buy	26,000	983
Comcast, Cl A (A)	68,700	3,852
Cooper Tire & Rubber	19,110	819
Dana Holding	91,050	1,927
Deckers Outdoor*	17,960	1,309
Delphi Automotive	17,870	1,425
Dillard’s, Cl A	12,500	1,706
DIRECTV*	114,800	9,769
Foot Locker, Cl A	97,290	6,129
Ford Motor	199,700	3,223
GameStop, Cl A (A)	38,000	1,442
Gannett	54,900	2,036
General Motors	481,784	18,067
Harley-Davidson, Cl A	60,837	3,695
Hasbro (A)	37,200	2,353
Kohl’s	80,040	6,263
Lear	64,820	7,183
Macy’s	166,370	10,799
Magna International, Cl A	6,720	361
McDonald’s	27,500	2,679
Michael Kors Holdings*	66,100	4,346
Norwegian Cruise Line Holdings*	47,600	2,571
PVH	26,100	2,781
Starz - Liberty Capital*	92,300	3,176
Target, Cl A	20,100	1,650
Time Warner Cable, Cl A	19,300	2,893
Toyota Motor ADR (A)	133,100	18,620
Tribune Media*	104,400	6,348
TRW Automotive Holdings*	26,500	2,778
Viacom, Cl B	147,350	10,064
Whirlpool	45,380	9,170

		156,866

Consumer Staples — 4.5%
Altria Group	45,070	2,254
Archer-Daniels-Midland	65,300	3,095
Bunge	63,660	5,243
ConAgra Foods	100,200	3,660
CVS Health	15,100	1,558
Dr Pepper Snapple Group	15,300	1,200
Ingredion	32,300	2,514
JM Smucker	41,900	4,849
Kellogg	67,300	4,439
Kroger	115,360	8,843
Lorillard	71,270	4,658
Molson Coors Brewing, Cl B	39,500	2,941
PepsiCo	35,200	3,366
Philip Morris International	31,240	2,353
Pilgrim’s Pride (A)	41,950	948
Procter & Gamble	53,000	4,343
SUPERVALU*	111,437	1,296
SYSCO, Cl A	106,700	4,026
Tyson Foods, Cl A	124,600	4,772
Wal-Mart Stores	35,910	2,954

		69,312

Energy — 11.4%
Anadarko Petroleum, Cl A	52,600	4,356
Apache	78,500	4,736

Description	Shares	Market Value ($ Thousands)
BP ADR	247,400	$9,676
Cabot Oil & Gas	79,000	2,333
California Resources	7,160	54
Cameron International*	110,660	4,993
Canadian Natural Resources	241,700	7,423
Chevron	179,010	18,792
Cimarex Energy	72,100	8,298
ConocoPhillips	48,800	3,038
Continental Resources, Cl A*	87,700	3,830
Ensco, Cl A	169,200	3,565
EOG Resources	30,300	2,778
Exxon Mobil	306,770	26,075
Halliburton	255,600	11,216
Helmerich & Payne	20,100	1,368
Hess	61,200	4,154
Marathon Oil	147,500	3,851
Marathon Petroleum	116,875	11,967
Memorial Resource Development*	101,600	1,802
Murphy Oil	30,300	1,412
Nabors Industries	42,230	577
Noble PLC	42,500	607
Occidental Petroleum	75,400	5,504
Oil States International*	86,200	3,428
Paragon Offshore (A)	14,166	18
PBF Energy, Cl A	29,950	1,016
Phillips 66	52,850	4,154
Rowan, Cl A	20,550	364
Schlumberger, Cl A	45,300	3,780
Tesoro	91,030	8,310
Valero Energy	158,670	10,095

		173,570

Financials — 26.5% ‡
ACE	30,800	3,434
Aflac	25,000	1,600
Allstate	210,540	14,984
Ally Financial*	277,620	5,824
American International Group	201,010	11,013
Ameriprise Financial	44,620	5,838
Aon	51,900	4,989
Assurant	58,050	3,565
Axis Capital Holdings	47,570	2,454
Bank of America	1,018,900	15,681
Berkshire Hathaway, Cl B*	61,928	8,937
Blackstone Group	125,700	4,889
Capital One Financial	112,950	8,903
CBL & Associates Properties†	83,500	1,653
CBOE Holdings	41,220	2,366
CBRE Group, Cl A*	96,240	3,726
Chubb	61,800	6,248
Citigroup	821,160	42,306
Discover Financial Services	100,350	5,655
Endurance Specialty Holdings	29,300	1,791
Everest Re Group	61,090	10,630
Fifth Third Bancorp	349,200	6,582
Goldman Sachs Group	29,570	5,558
Hartford Financial Services Group	277,950	11,624
Hatteras Financial†	244,100	4,433
Hospitality Properties Trust	48,600	1,603
Host Hotels & Resorts†	59,180	1,194
Huntington Bancshares	448,870	4,960
Invesco	100,800	4,001
Jones Lang LaSalle	5,870	1,000

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
JPMorgan Chase	844,320	$51,149
KeyCorp	215,100	3,046
KKR, Cl Miscellaneous (A)	378,100	8,624
Lincoln National	181,230	10,414
McGraw-Hill	42,600	4,405
MetLife	413,500	20,902
Moody’s	41,160	4,272
Morgan Stanley	125,840	4,491
PartnerRe	41,660	4,763
PNC Financial Services Group	141,900	13,231
Prudential Financial	30,300	2,433
Regions Financial	611,300	5,777
Reinsurance Group of America, Cl A	27,540	2,566
RenaissanceRe Holdings	30,520	3,044
Santander Consumer USA Holdings	249,700	5,778
State Street	32,600	2,397
Tanger Factory Outlet Centers†	73,057	2,570
Travelers	92,110	9,960
Two Harbors Investment†	316,100	3,357
Unum Group	117,370	3,959
Voya Financial	107,020	4,614
Wells Fargo	464,100	25,247

		404,440

Health Care — 12.4%
AbbVie	100,900	5,907
Aetna, Cl A	111,970	11,928
AmerisourceBergen	47,800	5,433
Amgen, Cl A	25,200	4,028
Anthem	106,390	16,428
Baxter International	45,900	3,144
Biogen*	11,740	4,957
Cardinal Health	72,920	6,582
Catamaran*	77,000	4,585
Cigna	65,360	8,460
Eli Lilly	71,500	5,194
Endo International*(A)	34,500	3,095
Express Scripts Holding*	59,810	5,190
Gilead Sciences*	12,210	1,198
Health Net, Cl A*	55,970	3,386
Horizon Pharma*	109,000	2,831
Humana	36,270	6,457
Jazz Pharmaceuticals*	12,400	2,143
Johnson & Johnson	73,600	7,404
Keryx Biopharmaceuticals*(A)	101,450	1,292
McKesson	33,230	7,517
Merck	180,200	10,358
Mylan*	122,600	7,276
Omnicare	60,180	4,637
Pfizer	1,013,800	35,270
PTC Therapeutics*	25,200	1,533
Thermo Fisher Scientific	19,700	2,646
United Therapeutics*	46,770	8,065
Zimmer Holdings	13,600	1,598

		188,542

Industrials — 10.1%
AGCO (A)	47,000	2,239
Alaska Air Group	67,600	4,474
American Airlines Group	255,330	13,476
Avis Budget Group*	26,950	1,590
Boeing	23,900	3,587

Description	Shares	Market Value ($ Thousands)
Caterpillar, Cl A	67,500	$5,402
Chicago Bridge & Iron (A)	92,500	4,557
Deere	49,700	4,358
Delta Air Lines, Cl A	311,330	13,997
Eaton	147,500	10,021
Engility Holdings	9,516	286
FedEx	35,450	5,865
Generac Holdings*	52,200	2,542
General Dynamics	18,140	2,462
General Electric	669,100	16,600
Honeywell International	28,100	2,931
Huntington Ingalls Industries, Cl A	18,400	2,579
Joy Global	106,500	4,173
Kennametal	64,800	2,183
Lockheed Martin	3,900	792
Norfolk Southern	14,000	1,441
Northrop Grumman	66,380	10,684
Oshkosh Truck	121,700	5,938
Parker-Hannifin, Cl A	25,700	3,053
Raytheon	19,900	2,174
RR Donnelley & Sons	82,500	1,583
Southwest Airlines, Cl A	99,980	4,429
Spirit AeroSystems Holdings, Cl A*	69,770	3,643
SPX	40,100	3,404
Terex	112,323	2,987
United Continental Holdings*	45,810	3,081
United Technologies	64,000	7,501

		154,032

Information Technology — 10.0%
Activision Blizzard	158,498	3,602
Amdocs	86,820	4,723
Apple	43,690	5,436
Applied Materials	203,900	4,600
Arrow Electronics, Cl A*	24,090	1,473
CA	156,400	5,100
Check Point Software Technologies*(A)	38,500	3,156
Cisco Systems	883,400	24,316
Corning, Cl B	109,300	2,479
EMC	235,100	6,009
Factset Research Systems	10,200	1,624
Flextronics International*	348,270	4,415
Harris	26,600	2,095
Hewlett-Packard	261,900	8,161
Ingram Micro, Cl A*	50,300	1,264
Intel	562,100	17,577
Jabil Circuit	146,290	3,420
Lam Research	52,500	3,687
Lexmark International, Cl A	56,890	2,409
Micron Technology*	285,630	7,749
Microsoft	101,100	4,110
NCR*	114,900	3,391
Oracle, Cl B	45,700	1,972
Qualcomm	34,100	2,364
Seagate Technology	51,800	2,695
Take-Two Interactive Software, Cl A*	25,510	649
TE Connectivity	37,200	2,664
Tech Data*	24,600	1,421
Vantiv, Cl A*	81,500	3,073
VeriSign*(A)	52,510	3,517
Vishay Intertechnology (A)	103,400	1,429

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Western Digital	90,860	$8,269
Western Union (A)	52,290	1,088
Xerox	200,000	2,570

		152,507

Materials — 4.2%
Alcoa	145,830	1,884
Celanese, Ser A	21,000	1,173
CF Industries Holdings	18,390	5,217
Crown Holdings*	86,400	4,667
Domtar	30,200	1,396
Dow Chemical, Cl A	70,400	3,378
Eastman Chemical	189,700	13,138
Freeport-McMoRan, Cl B	44,900	851
Huntsman	70,000	1,552
International Paper	71,640	3,975
Louisiana-Pacific*(A)	228,300	3,769
LyondellBasell Industries, Cl A	14,110	1,239
Mosaic	59,700	2,750
Owens-Illinois*	134,800	3,143
Reliance Steel & Aluminum	99,600	6,084
Rio Tinto ADR (A)	79,250	3,281
Rock-Tenn, Cl A	28,600	1,845
United States Steel (A)	191,730	4,678

		64,020

Telecommunication Services — 3.1%
AT&T	510,900	16,681
CenturyTel	100,860	3,485
China Mobile ADR	152,700	9,930
Verizon Communications	340,800	16,573

		46,669

Utilities — 3.5%
AES	306,310	3,936
Ameren	36,600	1,544
American Electric Power	183,280	10,310
Calpine*	89,370	2,044
Edison International	84,830	5,299
Entergy	98,560	7,637
Exelon	156,700	5,267
PG&E	13,860	735
Pinnacle West Capital	41,600	2,652
Public Service Enterprise Group	147,390	6,179
Westar Energy, Cl A	80,000	3,101
Xcel Energy	117,600	4,095

		52,799

Total Common Stock (Cost $1,175,488) ($ Thousands)		1,462,757

AFFILIATED PARTNERSHIP — 3.6%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	55,746,954	55,747

Total Affiliated Partnership (Cost $55,747) ($ Thousands)		55,747

CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	58,893,833	58,894

Total Cash Equivalent (Cost $58,894) ($ Thousands)		58,894

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills 0.067%, 05/28/15	$2,500	$2,500

Total U.S. Treasury Obligations (Cost $2,500) ($ Thousands)		2,500

Total Investments — 103.7% (Cost $1,292,629) ($ Thousands)		$1,579,898

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index EMINI	1	Jun-2015	$—
S&P 500 Index EMINI	86	Jun-2015	122

			$122

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,523,133 ($Thousands).

*	Non-income producing security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

**	Rate shown is the 7-day effective yield as of March 31, 2015.

†	Real Estate Investment Trust.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

††	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at March 31, 2015 (see Note 10). The total market value of securities on loan at March 31, 2015 was $53,753 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total value of such securities as of March 31, 2015 was $55,747 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open future contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

Ser — Series

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,462,757	$—	$—	$1,462,757
Affiliated Partnership	—	55,747	—	55,747
Cash Equivalent	58,894	—	—	58,894
U.S. Treasury Obligations	—	2,500	—	2,500

Total Investments in Securities	$1,521,651	$58,247	$—	$1,579,898

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$122	$—	$—	$122

Total Other Financial Instruments	$122	$—	$—	$122

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

For the period ended March 31, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.4%

Consumer Discretionary — 14.5%
Amazon.com, Cl A*	48,067	$17,886
Autozone*	3,800	2,592
Best Buy	24,700	933
BorgWarner	5,700	345
Brinker International	21,700	1,336
Chipotle Mexican Grill, Cl A*	1,500	976
CST Brands	2,600	114
Deckers Outdoor*	9,900	721
Discovery Communications, Cl A*	141,640	4,357
Discovery Communications, Cl C*	383,111	11,292
Dollar Tree*	6,100	495
Domino’s Pizza	19,400	1,951
Foot Locker, Cl A	7,700	485
Genuine Parts	44,200	4,119
Goodyear Tire & Rubber	17,300	469
Hanesbrands	129,600	4,343
Hilton Worldwide Holdings*	44,400	1,315
Home Depot	5,700	648
Interpublic Group	140,800	3,115
Jarden*	18,650	986
L Brands	207,375	19,553
Lear	17,600	1,950
Leggett & Platt	22,300	1,028
Liberty Media - Interactive, Cl A*	743,060	21,690
Liberty Ventures, Ser A*	12,600	529
Live Nation*	26,300	664
Lowe’s	28,200	2,098
Marriott International, Cl A	68,700	5,518
Murphy USA*	8,200	593
Newell Rubbermaid, Cl B	59,200	2,313
Nike, Cl B	142,350	14,282
Norwegian Cruise Line Holdings*	6,600	357
Omnicom Group	17,300	1,349
O’Reilly Automotive*	32,700	7,071
Polaris Industries	2,300	325
priceline.com*	11,689	13,608
Restaurant Brands International	36,799	1,413
Ross Stores	1,800	190
Sally Beauty Holdings*	247,450	8,505
Service International	5,700	148
Signet Jewelers	2,500	347
Starbucks	221,029	20,931
Starwood Hotels & Resorts Worldwide	1,500	125
Tempur-Pedic International*	3,200	185
Time Warner Cable, Cl A	8,500	1,274
TripAdvisor*	337,010	28,029
Under Armour, Cl A*	16,000	1,292
VF	86,800	6,537
Walt Disney	51,000	5,349
Whirlpool	2,500	505
Williams-Sonoma	4,600	367
Wyndham Worldwide	25,500	2,307
Wynn Resorts	42,250	5,318

		234,228

Consumer Staples — 9.4%
Altria Group	87,097	4,356
Archer-Daniels-Midland	24,000	1,138

Description	Shares	Market Value ($ Thousands)
Brown-Forman, Cl B	19,900	$1,798
Church & Dwight	45,500	3,887
Clorox (A)	11,500	1,269
Coca-Cola Enterprises	13,700	605
Colgate-Palmolive	12,600	874
Constellation Brands, Cl A*	47,600	5,532
Costco Wholesale	92,040	13,943
CVS Health	60,300	6,223
Dr Pepper Snapple Group	54,700	4,293
Estee Lauder, Cl A	217,144	18,058
General Mills, Cl A	35,900	2,032
Hain Celestial Group*	2,000	128
Hershey	31,000	3,128
Hormel Foods	46,300	2,632
Ingredion	3,000	234
Kimberly-Clark	37,000	3,963
Kroger	107,300	8,226
Lorillard	35,000	2,287
Mead Johnson Nutrition, Cl A	185,398	18,638
Monster Beverage*	2,000	277
PepsiCo	4,100	392
Reynolds American	48,000	3,308
Rite Aid*	32,000	278
Tyson Foods, Cl A	7,000	268
Walgreens Boots Alliance	286,593	24,269
Whole Foods Market	366,743	19,100

		151,136

Energy — 4.1%
Cheniere Energy*	31,700	2,454
EOG Resources	134,250	12,309
FMC Technologies*	274,301	10,152
Kinder Morgan	297,800	12,525
Schlumberger, Cl A	153,538	12,811
Targa Resources	10,300	987
Tesoro	3,300	301
Williams	280,075	14,169

		65,708

Financials — 6.5%
American Express	15,900	1,242
American Financial Group	4,100	263
American Tower, Cl A†	1,100	104
Ameriprise Financial	23,000	3,009
Aon	25,400	2,441
Apartment Investment & Management, Cl A†	33,100	1,303
BlackRock	5,300	1,939
Boston Properties†	6,200	871
CBOE Holdings	7,500	431
CBRE Group, Cl A*	16,400	635
Charles Schwab	798,160	24,296
Crown Castle International†	236,550	19,525
Equity Lifestyle Properties†	23,400	1,286
Extra Space Storage†	43,500	2,939
Federal Realty Investment Trust†	11,500	1,693
HealthCare Trust of America, Cl A†	3,750	105
IntercontinentalExchange Group	57,450	13,401
Invesco	3,200	127
Jones Lang LaSalle	4,400	750
Lazard, Cl A	18,500	973

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Legg Mason	14,100	$778
Marsh & McLennan	136,100	7,634
McGraw-Hill	55,700	5,759
Moody’s	54,100	5,616
MSCI, Cl A	12,200	748
NorthStar Asset Management Group	6,900	161
NorthStar Realty Finance†	16,300	295
Omega Healthcare Investors†(A)	14,400	584
Public Storage†	5,800	1,143
Reinsurance Group of America, Cl A	7,500	699
Simon Property Group†	6,400	1,252
Taubman Centers†	6,200	478
TD Ameritrade Holding	19,900	742
Urban Edge Properties†	7,600	180
Vornado Realty Trust†	14,000	1,568
Weyerhaeuser†	18,800	623

		105,593

Health Care — 16.7%
Actavis*	77,177	22,969
Aetna, Cl A	14,700	1,566
Agilent Technologies	5,700	237
Alkermes*	12,700	774
AmerisourceBergen	71,700	8,150
Becton Dickinson	57,500	8,256
Biogen*	23,475	9,912
Bristol-Myers Squibb	204,583	13,196
C.R. Bard	11,300	1,891
Cardinal Health	10,000	903
Celgene, Cl A*	261,400	30,134
Centene*	25,600	1,809
Cerner*	5,200	381
Charles River Laboratories International*	2,400	190
Cigna	6,900	893
Cooper, Cl A	10,300	1,930
DaVita HealthCare Partners*	201,930	16,413
Dentsply International	16,000	814
Edwards Lifesciences, Cl A*	14,900	2,123
Envision Healthcare Holdings*	13,800	529
Express Scripts Holding*	321,572	27,903
Gilead Sciences*	142,921	14,025
HCA Holdings*	10,000	752
Henry Schein*	32,200	4,496
Idexx Laboratories*	3,500	541
Illumina*	5,500	1,021
Incyte*	2,100	193
Intuitive Surgical*	39,775	20,088
Johnson & Johnson	47,200	4,748
Laboratory Corp of America Holdings*	1,800	227
Mallinckrodt*	5,900	747
McKesson	21,400	4,841
Medivation*	1,000	129
MEDNAX*	9,100	660
Mettler Toledo International*	1,200	394
Novo Nordisk ADR	326,385	17,426
Patterson	2,600	127
PerkinElmer	6,500	332
Perrigo	66,075	10,939
Quintiles Transnational Holdings*	7,300	489

Description	Shares	Market Value ($ Thousands)
Sirona Dental Systems, Cl A*	9,400	$846
St. Jude Medical	26,500	1,733
Stryker	58,100	5,360
Thermo Fisher Scientific	36,800	4,944
Universal Health Services, Cl B	3,400	400
Valeant Pharmaceuticals International*	94,019	18,674
Varian Medical Systems*(A)	23,100	2,174
Zimmer Holdings	4,300	505
Zoetis, Cl A	38,600	1,787

		269,571

Industrials — 11.2%
3M	89,400	14,746
Acuity Brands	8,000	1,345
Alaska Air Group	44,700	2,958
Allegion	2,300	141
American Airlines Group	10,500	554
Avis Budget Group*	13,900	820
C.H. Robinson Worldwide (A)	22,200	1,626
Cintas	27,100	2,212
Colfax*(A)	195,390	9,326
Covanta Holding	16,400	368
Danaher, Cl A	242,925	20,624
Delta Air Lines, Cl A	14,700	661
Donaldson, Cl A	3,700	139
Dun & Bradstreet	4,300	552
Equifax	22,300	2,074
Fastenal, Cl A (A)	324,380	13,441
FedEx	23,000	3,805
HD Supply Holdings*	3,400	106
Hexcel, Cl A	2,200	113
Honeywell International	41,200	4,297
Huntington Ingalls Industries, Cl A	15,100	2,116
IDEX	25,700	1,949
Illinois Tool Works	67,600	6,567
Ingersoll-Rand	5,200	354
Kansas City Southern	6,300	643
KAR Auction Services	14,700	558
Kirby*	12,400	931
Landstar System	14,500	962
Lennox International	7,400	826
Lockheed Martin	50,100	10,168
Nielsen	16,300	727
Norfolk Southern	20,300	2,089
Old Dominion Freight Line, Cl A*	23,600	1,824
Pall	36,600	3,674
Robert Half International	41,900	2,536
Rockwell Collins	20,700	1,999
Roper Industries	7,900	1,359
Snap-on	2,700	397
Southwest Airlines, Cl A	188,200	8,337
Spirit AeroSystems Holdings, Cl A*	39,300	2,052
Spirit Airlines*	24,900	1,927
Stanley Black & Decker	4,800	458
Stericycle, Cl A*	172,387	24,208
TransDigm Group	19,000	4,156
Union Pacific	73,000	7,907
United Parcel Service, Cl B	60,300	5,845
United Rentals*	9,600	875
Wabtec	32,100	3,050
Waste Connections	13,500	650

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Waste Management	17,100	$927

		179,979

Information Technology — 31.5% ‡
Adobe Systems*	141,900	10,492
Alliance Data Systems*	8,200	2,429
Amphenol, Cl A	410,047	24,164
Ansys*	112,999	9,966
Apple	336,738	41,900
Automatic Data Processing	134,700	11,536
Avago Technologies, Cl A	27,600	3,505
Avnet	6,100	271
Baidu ADR*	62,225	12,968
Broadridge Financial Solutions	39,000	2,145
Cadence Design Systems*	25,700	474
CDK Global	24,700	1,155
CDW	33,800	1,259
Cognizant Technology Solutions, Cl A*	252,853	15,775
Corning, Cl B	98,900	2,243
DST Systems	7,400	819
eBay*	435,475	25,118
Electronic Arts*	273,250	16,071
EMC	9,800	251
Equinix†	93,680	21,813
F5 Networks, Cl A*	1,900	218
Facebook, Cl A*	218,960	18,002
Factset Research Systems	13,300	2,117
Fidelity National Information Services, Cl B	12,100	824
Fiserv, Cl A*	82,800	6,574
FleetCor Technologies*	5,800	875
Fortinet*	26,300	919
Gartner*	32,500	2,725
Genpact*	572,976	13,322
Global Payments	12,900	1,183
Google, Cl A*	36,045	19,994
Google, Cl C*	36,341	19,915
Harris	7,100	559
Intel	125,400	3,921
Intuit	155,305	15,058
Jack Henry & Associates	27,900	1,950
Keysight Technologies*	6,150	228
KLA-Tencor	50,200	2,926
Lam Research	7,700	541
Linear Technology	1,700	80
MasterCard, Cl A	266,350	23,010
Microchip Technology (A)	19,600	959
Micron Technology*	48,300	1,310
Microsoft	390,250	15,866
National Instruments	262,628	8,415
NetSuite*(A)	78,285	7,262
NXP Semiconductors*	150,360	15,090
Palo Alto Networks*	5,100	745
Paychex	94,500	4,689
PTC*	13,300	481
Qualcomm	449,219	31,149
Salesforce.com*	250,049	16,706
SanDisk	28,000	1,781
Skyworks Solutions	21,700	2,133
Texas Instruments	52,200	2,985

Description	Shares	Market Value ($ Thousands)
Vantiv, Cl A*	13,600	$513
Visa, Cl A	770,948	50,428
Western Union (A)	16,300	339
Xilinx	46,200	1,954
Yelp, Cl A*(A)	124,975	5,918

		508,018

Materials — 3.1%
Airgas	17,000	1,804
Ball	38,400	2,712
Dow Chemical, Cl A	29,100	1,396
E.I. Du Pont de Nemours	28,700	2,051
Ecolab	206,208	23,586
International Flavors & Fragrances	26,000	3,053
LyondellBasell Industries, Cl A	40,600	3,565
NewMarket (A)	3,100	1,481
PPG Industries	1,300	293
Praxair	11,100	1,340
RPM International	41,300	1,982
Scotts Miracle-Gro, Cl A	4,200	282
Sealed Air	3,400	155
Sherwin-Williams, Cl A	5,400	1,537
Sigma-Aldrich	21,000	2,903
Silgan Holdings	12,500	727
Valspar	22,400	1,882

		50,749

Telecommunication Services — 0.3%
CenturyTel	12,100	418
SBA Communications, Cl A*	32,600	3,818
Windstream Holdings (A)	65,700	486

		4,722

Utilities — 0.1%
Dominion Resources	9,900	702
ITC Holdings	36,900	1,381

		2,083

Total Common Stock (Cost $1,171,759) ($ Thousands)		1,571,787

AFFILIATED PARTNERSHIP — 1.5%
SEI Liquidity Fund, L.P. 0.070%**††(B)	24,314,603	24,315
Total Affiliated Partnership (Cost $24,315) ($ Thousands)		24,315

CASH EQUIVALENTS — 2.5%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund 0.010%**	11,231,318	11,231
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	28,667,372	28,668

Total Cash Equivalents (Cost $39,899) ($ Thousands)		39,899

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills 0.034%, 05/28/15	$2,850	$2,849

Total U.S. Treasury Obligations (Cost $2,850) ($ Thousands)		2,849

Total Investments — 101.6% (Cost $1,238,823) ($ Thousands)		$1,638,850

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index EMINI	26	Jun-2015	$97
S&P 500 Index EMINI	202	Jun-2015	285

			$382

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,613,479 ($Thousands).

*	Non-income producing security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

**	The rate reported is the 7-day effective yield as of March 31, 2015.

(A)	This security or a partial position of this security is on loan at March 31, 2015 (see Note 10). The total market value of securities on loan at March 31, 2015 was $23,659 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total value of such securities as of March 31, 2015 was $24,315 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open future contracts.

(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

Ser — Series

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,571,787	$—	$—	$1,571,787
Affiliated Partnership	—	24,315	—	24,315
Cash Equivalents	39,899	—	—	39,899
U.S. Treasury Obligations	—	2,849	—	2,849

Total Investments in Securities	$1,611,686	$27,164	$—	$1,638,850

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$382	$—	$—	$382

Total Other Financial Instruments	$382	$—	$—	$382

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no Level 3 Investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in

Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.8%

Consumer Discretionary — 13.1%
Amazon.com, Cl A*	53,407	$19,873
Autoliv (A)	22,650	2,667
Bed Bath & Beyond*	18,911	1,452
Best Buy	86,319	3,262
CarMax*	1,883	130
CBS, Cl B	208,745	12,656
Charter Communications, Cl A*	21,156	4,085
Chipotle Mexican Grill, Cl A*	13,788	8,970
Coach	56,395	2,336
Comcast, Cl A	168,899	9,538
CST Brands	26,846	1,177
Darden Restaurants	3,127	217
Delphi Automotive	91,343	7,284
Dillard’s, Cl A	52,548	7,173
DIRECTV*	137,105	11,668
Discovery Communications, Cl C*	26,104	769
Discovery Communications, Cl A*(A)	26,104	803
DISH Network, Cl A*	17,303	1,212
Dollar General	142,515	10,743
Domino’s Pizza	18,894	1,900
DR Horton	6,500	185
Expedia	11,877	1,118
Family Dollar Stores	701	56
Foot Locker, Cl A	30,000	1,890
Ford Motor	772,889	12,475
Fossil Group*	16,750	1,381
GameStop, Cl A (A)	164,221	6,234
Gannett	153,973	5,709
Gap	100,419	4,351
General Motors	55,904	2,096
Genuine Parts	2,400	224
Graham Holdings, Cl B	809	849
H&R Block	52,113	1,671
Harley-Davidson, Cl A	184,226	11,190
Harman International Industries, Cl A	55,213	7,378
Hasbro (A)	9,640	610
Home Depot	160,728	18,260
International Game Technology	28,909	503
Interpublic Group	2,743	61
Johnson Controls	4,300	217
Kohl’s	11,093	868
L Brands	177,912	16,775
Lands’ End*(A)	119,166	4,276
Las Vegas Sands	4,119	227
Lear	115,549	12,805
Liberty Media - Interactive, Cl A*	569,028	16,610
Liberty Ventures, Ser A*	97,716	4,105
LKQ*	13,165	336
Lowe’s	45,020	3,349
Macy’s	86,900	5,641
Magna International, Cl A	73,164	3,926
Marriott International, Cl A	11	1
McDonald’s	6,294	613

Description	Shares	Market Value ($ Thousands)
MGM Mirage*(A)	33,662	$708
Murphy USA*	24,225	1,753
New Remy Holdco*	3,810	85
Newell Rubbermaid, Cl B	63,977	2,499
News, Cl A*	48,686	780
Nike, Cl B	236,598	23,738
Nordstrom	117,714	9,455
Omnicom Group	3,479	271
priceline.com*	13,299	15,482
Ralph Lauren, Cl A	900	118
Royal Caribbean Cruises	3,900	319
Sally Beauty Holdings*	160,101	5,503
Signet Jewelers	40,637	5,640
Sirius XM Holdings*	19,560	75
Staples	179,552	2,924
Starbucks	139,397	13,201
Starwood Hotels & Resorts Worldwide	4,743	396
Target, Cl A	21,414	1,757
Tempur-Pedic International*	21,091	1,218
Tesla Motors*(A)	10,289	1,942
Time	5,248	118
Time Warner	41,985	3,545
Time Warner Cable, Cl A	74,382	11,148
TJX	4,954	347
TripAdvisor*	288,776	24,017
TRW Automotive Holdings*	16,424	1,722
Tupperware Brands	5,517	381
Twenty-First Century Fox, Cl A	114,501	3,875
Twenty-First Century Fox, Cl B	177,000	5,820
Under Armour, Cl A*(A)	66,082	5,336
Urban Outfitters*	763	35
VF	4,748	358
Viacom, Cl B	72,803	4,973
Vista Outdoor*	25,714	1,101
Walt Disney	114,940	12,056
Whirlpool	68,064	13,753
Wyndham Worldwide	55,235	4,997
Yum! Brands	29,668	2,335

		437,686

Consumer Staples — 8.6%
Altria Group	89,960	4,500
Anheuser-Busch InBev ADR	132,920	16,204
Archer-Daniels-Midland	240,966	11,422
Brown-Forman, Cl B	19,493	1,761
Bunge	22,852	1,882
Church & Dwight	11,874	1,014
Clorox	832	92
Coca-Cola	84,125	3,411
Coca-Cola Enterprises	20,024	885
Colgate-Palmolive	6,566	455
ConAgra Foods	49,133	1,795
Constellation Brands, Cl A*	10,975	1,276
Costco Wholesale	190,219	28,817
CVS Health	260,343	26,870
Dr Pepper Snapple Group	25,908	2,033
Estee Lauder, Cl A	164,034	13,641
Herbalife (A)	10,600	453
Hershey	47,876	4,831

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Ingredion	22,400	$1,743
Keurig Green Mountain	11,520	1,287
Kimberly-Clark	41,873	4,485
Kraft Foods	13,143	1,145
Kroger	265,496	20,353
Lorillard	96,988	6,338
Mead Johnson Nutrition, Cl A	211,348	21,247
Mondelez International, Cl A	244,723	8,832
PepsiCo	3,825	366
Philip Morris International	142,499	10,734
Procter & Gamble	155,374	12,732
Reynolds American	93,279	6,428
SYSCO, Cl A	6,029	227
Tyson Foods, Cl A	381,578	14,615
Walgreens Boots Alliance	299,929	25,398
Wal-Mart Stores	168,480	13,858
WhiteWave Foods, Cl A*	17,791	789
Whole Foods Market	305,323	15,901

		287,820

Energy — 7.0%
Apache	5,272	318
Atwood Oceanics, Cl A	36,063	1,014
Cameron International*	613	28
Cheniere Energy*	15,424	1,194
Chevron	232,209	24,377
Cimarex Energy	5,805	668
ConocoPhillips	224,019	13,947
Continental Resources, Cl A*	31,358	1,369
Devon Energy	6,790	410
Dresser-Rand Group*	12,943	1,040
Dril-Quip*	31,838	2,177
Energen	750	50
EOG Resources	220,434	20,212
EP Energy, Cl A* (A)	133,869	1,403
EQT	2,100	174
Exxon Mobil	284,425	24,176
FMC Technologies*	82,474	3,052
Halliburton	150,136	6,588
Hess	55,294	3,753
Kinder Morgan	312,177	13,130
Kosmos Energy*	137,174	1,085
Marathon Oil	114,459	2,989
Marathon Petroleum	136,931	14,020
MarkWest Energy Partners	128,658	8,504
Murphy Oil	21,532	1,003
Nabors Industries	96,525	1,318
National Oilwell Varco, Cl A	8,071	403
Newfield Exploration*	108,529	3,808
Noble Energy	6,933	339
Noble PLC (A)	128,128	1,830
Oil States International*	139,430	5,545
Patterson-UTI Energy	103,178	1,937
PBF Energy, Cl A	12,274	416
Phillips 66	157,249	12,360
Pioneer Natural Resources	2,401	393
QEP Resources	51,627	1,076
Schlumberger, Cl A	189,164	15,784
Seadrill	134,097	1,254
SM Energy	131,965	6,820
Tesoro	31,268	2,854
Valero Energy	277,986	17,686
Western Refining	29,977	1,481
Williams	178,593	9,035

Description	Shares	Market Value ($ Thousands)
World Fuel Services	42,810	$2,461

		233,481

Financials — 14.5%
ACE	32,344	3,606
Aflac	68,072	4,357
Allied World Assurance Holdings	112,032	4,526
Allstate	59,438	4,230
American Capital*	110,000	1,627
American Express	6,330	495
American Financial Group	39,790	2,552
American International Group	531,198	29,104
American Tower, Cl A†	49,283	4,640
Ameriprise Financial	82,444	10,787
Aon	17,008	1,635
Arch Capital Group*	6,051	373
Arthur J. Gallagher	11,453	535
Associated Banc-Corp	21,133	393
Assurant	132,522	8,138
AvalonBay Communities†	1,788	312
Axis Capital Holdings	113,203	5,839
Bank of America	737,209	11,346
Bank of New York Mellon	51,336	2,066
BB&T	21,661	845
Berkshire Hathaway, Cl B*	43,666	6,302
BlackRock	2,401	878
Boston Properties†	4,827	678
Brandywine Realty Trust†	101,137	1,616
Capital One Financial	188,167	14,831
CBL & Associates Properties†	28,663	568
CBRE Group, Cl A*	126,394	4,893
Charles Schwab	508,727	15,486
Chimera Investment†	314,466	987
Chubb	129,966	13,140
Citigroup	607,013	31,273
CME Group	87,815	8,317
Crown Castle International†	321,932	26,572
Digital Realty Trust, Cl A†	1,300	86
Discover Financial Services	300,119	16,912
E*Trade Financial*	109,253	3,120
Equity Residential†	13,138	1,023
Everest Re Group	60,718	10,565
Fifth Third Bancorp	478,279	9,016
FNF Group	8,706	320
FNFV Group*	21,311	300
Franklin Resources	5,770	296
Gaming and Leisure Properties†	34,735	1,281
General Growth Properties†	22,472	664
Goldman Sachs Group	29,481	5,541
Hartford Financial Services Group	101,910	4,262
Health Care†	5,009	388
Hospitality Properties Trust	55,114	1,818
Host Hotels & Resorts†	15,849	320
Huntington Bancshares	321,477	3,552
IntercontinentalExchange Group	50,070	11,680
JPMorgan Chase	544,019	32,957
KeyCorp	816,571	11,563
Kimco Realty†	15,742	423
Lincoln National	182,558	10,490
Macerich†	5,647	476

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
McGraw-Hill	110,000	$11,374
MetLife	56,878	2,875
Moody’s	10,667	1,107
Morgan Stanley	24,877	888
Navient	76,532	1,556
PartnerRe	84,412	9,651
People’s United Financial	23,725	360
PNC Financial Services Group	130,957	12,210
Popular*	44,819	1,541
Progressive	309,125	8,408
ProLogis†	14,709	641
Prudential Financial	44,724	3,592
Public Storage†	4,106	809
Radian Group (A)	172,593	2,898
Raymond James Financial	4,992	283
Regions Financial	507,300	4,794
Reinsurance Group of America, Cl A	80,696	7,520
RenaissanceRe Holdings	16,714	1,667
RLJ Lodging Trust†	38,000	1,190
Simon Property Group†	20,571	4,025
SLM	76,532	710
Spirit Realty Capital†	131,075	1,583
State Street	40,538	2,981
SunTrust Banks	16,281	669
Torchmark, Cl A	17,535	963
Travelers	120,419	13,021
Unum Group	110,928	3,742
Urban Edge Properties†	2,667	63
US Bancorp	65,779	2,873
Validus Holdings	28,272	1,190
Ventas†	7,372	538
Vornado Realty Trust†	5,334	597
Voya Financial	39,187	1,689
Wells Fargo	525,725	28,599
Weyerhaeuser†	17,503	580
WP GLIMCHER†	3,361	56

		487,243

Health Care — 16.4%
Abbott Laboratories	99,343	4,602
AbbVie	157,679	9,230
Actavis*	109,461	32,578
Aetna, Cl A	102,433	10,912
Agilent Technologies	5,250	218
Alexion Pharmaceuticals*	45,693	7,919
AmerisourceBergen	88,988	10,115
Amgen, Cl A	120,417	19,249
Anthem	143,581	22,170
Ariad Pharmaceuticals* (A)	428,752	3,533
Baxter International	36,801	2,521
Becton Dickinson	2,360	339
Biogen*	64,586	27,271
Bristol-Myers Squibb	348,022	22,447
Cardinal Health	108,112	9,759
Celgene, Cl A*	336,014	38,736
Cerner* (A)	4,400	322
Cigna	68,071	8,811
Community Health Systems*	39,000	2,039
DaVita HealthCare Partners*	134,537	10,935
Edwards Lifesciences, Cl A*	1,400	199
Eli Lilly	51,961	3,775

Description	Shares	Market Value ($ Thousands)
Endo International*	29,070	$2,608
Express Scripts Holding*	351,850	30,530
Gilead Sciences*	190,489	18,693
Halyard Health*	5,234	258
HCA Holdings*	91,112	6,854
Health Net, Cl A*	45,095	2,728
Henry Schein*	1,000	140
Hill-Rom Holdings	14,983	734
Humana	172,261	30,666
Idexx Laboratories*	36,178	5,589
Illumina*	3,684	684
Intuitive Surgical*	21,265	10,739
Jazz Pharmaceuticals*	30,220	5,222
Johnson & Johnson	181,443	18,253
Laboratory Corp of America Holdings*	24,965	3,148
Mallinckrodt*	24,625	3,119
McKesson	63,426	14,347
Medivation*	8,573	1,106
Medtronic	180,050	14,042
Merck	178,638	10,268
Novo Nordisk ADR	197,370	10,538
Omnicare	95,994	7,397
Patterson	2,100	103
Perrigo	34,098	5,645
Pfizer	803,311	27,947
Premier, Cl A*	9,031	340
Regeneron Pharmaceuticals*	4,677	2,111
Salix Pharmaceuticals*	4,958	857
Shire ADR	84,071	20,117
St. Jude Medical	64,996	4,251
Teva Pharmaceutical Industries ADR	134,697	8,392
United Therapeutics*	85,645	14,768
UnitedHealth Group	4,280	506
Valeant Pharmaceuticals International*	73,617	14,622
Vertex Pharmaceuticals*	7,611	898
Waters*	1,600	199
Zimmer Holdings	37,448	4,401

		550,500

Industrials — 8.0%
ADT, Cl A (A)	1,662	69
Aecom Technology*	36,400	1,122
AGCO (A)	52,600	2,506
Alaska Air Group	181,446	12,008
Allegion	3,048	187
American Airlines Group	22,471	1,186
Avis Budget Group*	64,459	3,804
Babcock & Wilcox	37,080	1,190
Boeing	12,550	1,883
C.H. Robinson Worldwide	2,502	183
Canadian Pacific Railway	116,068	21,206
Carlisle	1,500	139
Caterpillar, Cl A	16,328	1,307
Copa Holdings, Cl A	2,992	302
CSX	10,047	333
Cummins	13,061	1,811
Danaher, Cl A	125,204	10,630
Deere	26,437	2,318
Delta Air Lines, Cl A	265,596	11,941
Donaldson, Cl A (A)	3,800	143

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Dover	3,105	$215
Dun & Bradstreet	21,406	2,748
Eaton	3,913	266
Emerson Electric	4,998	283
Engility Holdings	13,582	408
Equifax	2,500	232
Expeditors International of Washington	1,343	65
Fastenal, Cl A	31,389	1,300
FedEx	73,794	12,209
Fluor	34,681	1,982
Fortune Brands Home & Security	1,837	87
General Dynamics	19,797	2,687
General Electric	224,840	5,578
Hertz Global Holdings*	4,200	91
Honeywell International	4,905	512
Huntington Ingalls Industries, Cl A	63,273	8,868
Illinois Tool Works	3,529	343
Ingersoll-Rand	9,146	623
ITT	12,586	502
Jacobs Engineering Group*	17,906	809
Kansas City Southern	85,377	8,715
L-3 Communications Holdings	67,566	8,499
Lincoln Electric Holdings	16,823	1,100
Lockheed Martin	35,370	7,179
Manitowoc	4,100	88
ManpowerGroup	18,167	1,565
Navistar International* (A)	9,626	284
Nielsen	67,500	3,009
Norfolk Southern	26,000	2,676
Northrop Grumman	156,994	25,270
Orbital ATK	12,857	985
Oshkosh Truck	98,940	4,827
Pall	109,286	10,971
Parker-Hannifin, Cl A	18,236	2,166
Pentair	27,867	1,752
Precision Castparts	5,500	1,155
Quanta Services*	1,386	39
Raytheon	135,818	14,838
Republic Services	2,031	82
Robert Half International	2,900	176
Roper Industries	60,847	10,466
RR Donnelley & Sons	93,388	1,792
Southwest Airlines, Cl A	350,305	15,519
Stericycle, Cl A*	80,668	11,328
Textron	5,200	230
Timken	24,553	1,035
Towers Watson, Cl A	4,588	606
Union Pacific	86,966	9,419
United Continental Holdings*	41,749	2,808
United Parcel Service, Cl B	4,585	445
United Rentals*	7,390	674
United Technologies	17,341	2,032
Vectrus*	22,388	571
Veritiv*	591	26
Waste Management	18,232	989
WW Grainger	762	180

		267,572

Information Technology — 20.7%
Accenture, Cl A	117,395	10,999

Description	Shares	Market Value ($ Thousands)
Activision Blizzard	17,055	$388
Adobe Systems*	506,682	37,464
Akamai Technologies*	12,058	857
Alliance Data Systems*	22,877	6,777
Altera	16,400	704
Amdocs	149,815	8,150
Amphenol, Cl A	195,242	11,506
Analog Devices	42,023	2,647
Ansys*	62,424	5,505
Apple	371,259	46,196
Applied Materials	1,075,100	24,254
Atmel	156,217	1,286
Autodesk, Cl A*	31,671	1,857
Avnet	36,856	1,640
Baidu ADR*	54,500	11,358
Blackhawk Network Holdings, Cl B*	17,735	631
Broadcom, Cl A	61,995	2,684
Brocade Communications Systems	306,466	3,636
CA	17,197	561
Cisco Systems	544,747	14,994
Citrix Systems*	23,629	1,509
Cognizant Technology Solutions, Cl A*	266,853	16,649
Computer Sciences	28,981	1,892
CoreLogic*	9,831	347
Corning, Cl B	215,764	4,893
DST Systems	11,635	1,288
eBay*	379,498	21,889
Electronic Arts*	211,523	12,441
EMC	232,384	5,940
Equinix†	49,574	11,543
F5 Networks, Cl A*	17,041	1,959
Facebook, Cl A*	209,203	17,200
Fidelity National Information Services, Cl B	64,209	4,370
Fiserv, Cl A*	42,046	3,338
FleetCor Technologies*	19,160	2,892
Freescale Semiconductor*	174,002	7,092
Genpact*	184,547	4,291
Global Payments	17,235	1,580
Google, Cl A*	43,087	23,900
Google, Cl C*	30,812	16,885
Harris	25,220	1,986
Hewlett-Packard	215,578	6,717
Ingram Micro, Cl A*	92,405	2,321
Intel	258,431	8,081
International Business Machines	20,181	3,239
Intuit	156,005	15,126
Jabil Circuit	47,326	1,106
Juniper Networks	10,346	234
Keysight Technologies*	2,625	98
Knowles* (A)	1,552	30
Lam Research	4,787	336
Leidos Holdings	11,079	465
Lexmark International, Cl A	23,673	1,002
Marvell Technology Group	349,312	5,135
MasterCard, Cl A	505,598	43,679
Microchip Technology (A)	1,219	60
Micron Technology*	211,630	5,742
Microsoft	933,147	37,937

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
National Instruments	70,199	$2,249
NetApp	7,296	259
NXP Semiconductors*	86,962	8,727
Oracle, Cl B	382,668	16,512
Qualcomm	534,150	37,038
Rackspace Hosting*	18,353	947
Red Hat*	1,214	92
Rovi*	33,373	608
Salesforce.com*	162,152	10,833
SanDisk (A)	64,021	4,073
Science Applications International	15,900	816
Seagate Technology	94,758	4,930
Skyworks Solutions	63,738	6,265
Symantec, Cl A	139,365	3,256
TE Connectivity	36,055	2,582
Tech Data*	22,300	1,288
Teradata* (A)	63,400	2,799
Texas Instruments	269,748	15,426
Total System Services	13,564	517
VeriFone Holdings*	138,073	4,817
VeriSign* (A)	91,384	6,120
Visa, Cl A (A)	556,476	36,399
Vishay Intertechnology (A)	88,686	1,226
Western Digital	230,097	20,941
Xerox	527,667	6,781
Yahoo!*	155,857	6,926
Yelp, Cl A* (A)	78,657	3,724

		695,437

Materials — 2.7%
Air Products & Chemicals	20,000	3,026
Avery Dennison	11,196	592
Cabot	18,468	831
CF Industries Holdings	21,896	6,212
Domtar	28,000	1,294
Dow Chemical, Cl A	265,094	12,719
E.I. Du Pont de Nemours	5,201	372
Eastman Chemical	34,295	2,375
Ecolab	81,810	9,357
Freeport-McMoRan, Cl B	91,990	1,743
Huntsman	130,787	2,900
International Paper	30,956	1,718
LyondellBasell Industries, Cl A	180,507	15,849
Martin Marietta Materials, Cl A	550	77
Monsanto	35,004	3,939
Newmont Mining	4,000	87
Owens-Illinois*	29,088	678
Packaging Corp of America	58,377	4,565
PPG Industries	19,537	4,406
Praxair	2,548	308
Rock-Tenn, Cl A	26,000	1,677
Sherwin-Williams, Cl A	3,368	958
Sigma-Aldrich	2,200	304
Steel Dynamics	94,148	1,892
Syngenta ADR	53,000	3,594
TimkenSteel	12,276	325
United States Steel (A)	209,378	5,109
Vulcan Materials	1,097	92
Westlake Chemical	24,674	1,775

		88,774

Description	Shares/ Number of Rights	Market Value ($ Thousands)
Telecommunication Services — 0.6%
AT&T	265,343	$8,664
CenturyTel	9,061	313
Level 3 Communications*	77,625	4,179
SBA Communications, Cl A*	19,500	2,283
T-Mobile US*	1,671	53
Verizon Communications	97,068	4,720

		20,212

Utilities — 2.3%
AES	246,798	3,171
Ameren	113,300	4,781
American Electric Power	260,203	14,636
American Water Works	5,896	320
Calpine*	248,228	5,677
Centerpoint Energy	4,900	100
CMS Energy	7,966	278
Dominion Resources	23,292	1,651
DTE Energy	45,523	3,673
Duke Energy	7,375	566
Edison International	234,583	14,654
Entergy	92,753	7,188
Exelon	85,088	2,860
Hawaiian Electric Industries	3,200	103
MDU Resources Group	2,200	47
National Fuel Gas	1,300	78
NextEra Energy	4,538	472
NRG Energy	110,000	2,771
OGE Energy	5,224	165
PG&E	6,066	322
PNM Resources	43,000	1,256
Public Service Enterprise Group	213,330	8,943
Sempra Energy	1,517	165
UGI	1,065	35
Vectren	34,000	1,501

		75,413

Total Common Stock (Cost $1,826,790) ($ Thousands)		3,144,138

RIGHTS — 0.0%
Safeway CVR - Casa Ley*	107,954	110
Safeway CVR - PDC*	107,954	5

Total Rights (Cost $—) ($Thousands)		115

AFFILIATED PARTNERSHIP — 1.5%
SEI Liquidity Fund, L.P. 0.070%**††(B)	49,579,515	49,580

Total Affiliated Partnership (Cost $49,580) ($ Thousands)		49,580

CASH EQUIVALENT — 5.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	194,469,779	194,470

Total Cash Equivalent (Cost $194,470) ($ Thousands)		194,470

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills 0.067%, 5/28/2015	$7,802	$7,801

Total U.S. Treasury Obligations (Cost $7,802) ($ Thousands)		7,801

Total Investments — 101.3% (Cost $2,078,642) ($ Thousands)		$3,396,104

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	882	Jun-2015	$1,082
S&P Mid 400 Index EMINI	80	Jun-2015	298

			$1,380

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $3,353,844 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at March 31, 2015 (see Note 10). The total market value of securities on loan at March 31, 2015 was $48,147 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total value of such securities as of March 31, 2015 was $49,580 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,144,138	$—	$—	$3,144,138
Rights	—	115	—	115
Affiliated Partnership	—	49,580	—	49,580
Cash Equivalent	194,470	—	—	194,470
U.S. Treasury Obligations	—	7,801	—	7,801

Total Investments in Securities	$3,338,608	$57,496	$—	$3,396,104

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,380	$—	$—	$1,380

Total Other Financial Instruments	$1,380	$—	$—	$1,380

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For the period March 31, 2015, there were no level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S & P 500 Index Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.0%

Consumer Discretionary — 12.5%
Amazon.com, Cl A*	14,304	$5,322
Autonation*	2,826	182
Autozone*	1,194	815
Bed Bath & Beyond*	6,933	532
Best Buy	10,754	406
BorgWarner	8,400	508
Cablevision Systems, Cl A (A)	8,300	152
CarMax*	7,800	538
Carnival	16,784	803
CBS, Cl B	17,195	1,042
Chipotle Mexican Grill, Cl A*	1,204	783
Coach	10,219	424
Comcast, Cl A	95,448	5,390
Darden Restaurants	4,618	320
Delphi Automotive	10,800	861
DIRECTV*	18,909	1,609
Discovery Communications, Cl A*	5,600	172
Discovery Communications, Cl C*	10,000	295
Dollar General	11,300	852
Dollar Tree*	7,804	633
DR Horton	12,358	352
Expedia	3,655	344
Family Dollar Stores	3,622	287
Ford Motor	148,737	2,401
Fossil Group*	1,700	140
GameStop, Cl A (A)	4,100	156
Gannett	8,547	317
Gap	9,831	426
Garmin	4,505	214
General Motors	50,913	1,909
Genuine Parts	5,736	535
Goodyear Tire & Rubber	9,893	268
H&R Block	10,213	327
Hanesbrands	14,900	499
Harley-Davidson, Cl A	7,808	474
Harman International Industries, Cl A	2,605	348
Hasbro (A)	4,196	266
Home Depot	49,509	5,625
Interpublic Group	15,201	336
Johnson Controls	24,761	1,249
Kohl’s	7,656	599
L Brands	9,227	870
Leggett & Platt	5,159	238
Lennar, Cl A	6,616	343
Lowe’s	36,549	2,719
Macy’s	12,664	822
Marriott International, Cl A	7,856	631
Mattel	12,531	286
McDonald’s	36,083	3,516
Michael Kors Holdings*	7,500	493
Mohawk Industries*	2,300	427
NetFlix*	2,300	958
Newell Rubbermaid, Cl B	10,056	393
News, Cl A*	18,475	296
Nike, Cl B	26,297	2,639
Nordstrom	5,207	418
Omnicom Group	9,204	718
O’Reilly Automotive*	3,800	822
priceline.com*	1,984	2,310

Description	Shares	Market Value ($ Thousands)
PulteGroup	12,299	$273
PVH	3,100	330
Ralph Lauren, Cl A	2,205	290
Ross Stores	7,768	818
Royal Caribbean Cruises	6,100	499
Scripps Networks Interactive, Cl A	3,600	247
Staples	23,736	387
Starbucks	28,167	2,667
Starwood Hotels & Resorts Worldwide	6,535	546
Target, Cl A	23,928	1,964
Tiffany	4,178	368
Time Warner	31,225	2,636
Time Warner Cable, Cl A	10,587	1,587
TJX	25,643	1,796
Tractor Supply	5,200	442
TripAdvisor*	4,155	346
Twenty-First Century Fox, Cl A	68,759	2,327
Under Armour, Cl A*	6,205	501
Urban Outfitters*	3,800	173
VF	12,865	969
Viacom, Cl B	13,601	929
Walt Disney	58,744	6,162
Whirlpool	2,905	587
Wyndham Worldwide	4,502	407
Wynn Resorts	3,000	378
Yum! Brands	16,270	1,281

		86,520

Consumer Staples — 9.6%
Altria Group	73,973	3,700
Archer-Daniels-Midland	23,875	1,132
Brown-Forman, Cl B	5,796	524
Campbell Soup	6,584	306
Clorox (A)	4,942	546
Coca-Cola	147,649	5,987
Coca-Cola Enterprises	8,017	354
Colgate-Palmolive	32,095	2,226
ConAgra Foods	16,065	587
Constellation Brands, Cl A*	6,300	732
Costco Wholesale	16,518	2,502
CVS Health	42,252	4,361
Dr Pepper Snapple Group	7,200	565
Estee Lauder, Cl A	8,300	690
General Mills, Cl A	22,686	1,284
Hershey	5,512	556
Hormel Foods	5,004	284
JM Smucker	3,853	446
Kellogg	9,567	631
Keurig Green Mountain	4,500	503
Kimberly-Clark	13,803	1,478
Kraft Foods	22,108	1,926
Kroger	18,468	1,416
Lorillard	13,532	885
McCormick	4,766	368
Mead Johnson Nutrition, Cl A	7,534	757
Molson Coors Brewing, Cl B	5,951	443
Mondelez International, Cl A	62,020	2,238
Monster Beverage*	5,500	761
PepsiCo	55,707	5,327
Philip Morris International	58,187	4,383
Procter & Gamble	101,431	8,311
Reynolds American	11,480	791
SYSCO, Cl A	22,320	842

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S & P 500 Index Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Tyson Foods, Cl A	10,803	$414
Walgreens Boots Alliance	32,757	2,774
Wal-Mart Stores	59,361	4,883
Whole Foods Market	13,409	698

		66,611

Energy — 7.9%
Anadarko Petroleum, Cl A	19,085	1,580
Apache	14,200	857
Baker Hughes	16,349	1,039
Cabot Oil & Gas	15,313	452
Cameron International*	7,200	325
Chesapeake Energy (A)	19,222	272
Chevron	70,600	7,412
Cimarex Energy	3,304	380
ConocoPhillips	46,260	2,880
Consol Energy	8,700	243
Devon Energy	14,613	881
Diamond Offshore Drilling (A)	2,500	67
Ensco, Cl A	8,900	187
EOG Resources	20,597	1,889
EQT	5,705	473
Exxon Mobil	157,546	13,391
FMC Technologies*	8,500	315
Halliburton	31,942	1,402
Helmerich & Payne	4,005	273
Hess	9,075	616
Kinder Morgan	64,082	2,695
Marathon Oil	25,056	654
Marathon Petroleum	10,282	1,053
Murphy Oil	6,172	288
National Oilwell Varco, Cl A	15,268	763
Newfield Exploration*	6,100	214
Noble Energy	14,400	704
Noble PLC	9,022	129
Occidental Petroleum	28,964	2,114
Oneok	7,709	372
Phillips 66	20,475	1,609
Pioneer Natural Resources	5,604	916
QEP Resources	6,013	125
Range Resources	6,100	318
Schlumberger, Cl A	47,960	4,002
Southwestern Energy, Cl A* (A)	14,400	334
Spectra Energy	25,261	914
Tesoro	4,600	420
Transocean (A)	12,900	189
Valero Energy	19,408	1,235
Williams	25,369	1,283

		55,265

Financials — 16.0%
ACE	12,305	1,372
Affiliated Managers Group*	2,100	451
Aflac	16,517	1,057
Allstate	15,659	1,114
American Express	32,928	2,572
American International Group	51,630	2,829
American Tower, Cl A†	15,900	1,497
Ameriprise Financial	6,884	901
Aon	10,529	1,012
Apartment Investment & Management, Cl A†	5,839	230
Assurant	2,605	160
AvalonBay Communities†	5,008	873

Description	Shares	Market Value ($ Thousands)
Bank of America	395,245	$6,083
Bank of New York Mellon	41,899	1,686
BB&T	27,106	1,057
Berkshire Hathaway, Cl B*	68,469	9,881
BlackRock	4,761	1,742
Boston Properties†	5,700	801
Capital One Financial	20,766	1,637
CBRE Group, Cl A*	10,409	403
Charles Schwab	43,436	1,322
Chubb	8,656	875
Cincinnati Financial	5,483	292
Citigroup	113,951	5,871
CME Group	11,940	1,131
Comerica	6,592	297
Crown Castle International†	12,604	1,040
Discover Financial Services	16,830	948
E*Trade Financial*	10,752	307
Equity Residential†	13,744	1,070
Essex Property Trust†	2,500	575
Fifth Third Bancorp	30,311	571
Franklin Resources	14,550	747
General Growth Properties†	23,400	691
Genworth Financial, Cl A*	18,800	137
Goldman Sachs Group	15,265	2,869
Hartford Financial Services Group	15,686	656
HCP†	17,400	752
Health Care†	13,200	1,021
Host Hotels & Resorts†	28,074	566
Hudson City Bancorp, Cl A	18,200	191
Huntington Bancshares	30,014	332
IntercontinentalExchange Group	4,181	975
Invesco	16,200	643
Iron Mountain†	7,038	257
JPMorgan Chase	140,100	8,487
KeyCorp	31,683	449
Kimco Realty†	15,313	411
Legg Mason	3,705	204
Leucadia National	11,713	261
Lincoln National	9,498	546
Loews	11,062	452
M&T Bank	4,961	630
Macerich†	5,204	439
Marsh & McLennan	20,259	1,136
McGraw-Hill	10,321	1,067
MetLife	42,039	2,125
Moody’s	6,608	686
Morgan Stanley	57,961	2,069
NASDAQ OMX Group, Cl A	4,400	224
Navient	14,843	302
Northern Trust	8,309	579
People’s United Financial	11,700	178
Plum Creek Timber	6,635	288
PNC Financial Services Group	19,584	1,826
Principal Financial Group, Cl A	10,157	522
Progressive	19,885	541
ProLogis†	19,300	841
Prudential Financial	17,066	1,371
Public Storage†	5,433	1,071
Regions Financial	49,863	471
Simon Property Group†	11,706	2,290
SL Green Realty† (A)	3,700	475
State Street	15,491	1,139
SunTrust Banks	19,796	813

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S & P 500 Index Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
T. Rowe Price Group	9,708	$786
Torchmark, Cl A	4,739	260
Travelers	12,056	1,304
Unum Group	9,361	316
US Bancorp	66,923	2,923
Ventas†	12,432	908
Vornado Realty Trust†	6,577	737
Wells Fargo	176,115	9,581
Weyerhaeuser†	19,845	658
XL Group, Cl A	9,405	346
Zions Bancorporation	7,660	207

		111,413

Health Care — 14.8%
Abbott Laboratories	56,763	2,630
AbbVie	59,868	3,505
Actavis*	14,653	4,361
Aetna, Cl A	13,207	1,407
Agilent Technologies	12,415	516
Alexion Pharmaceuticals*	7,600	1,317
AmerisourceBergen	7,896	898
Amgen, Cl A	28,564	4,566
Anthem	10,002	1,544
Baxter International	20,442	1,400
Becton Dickinson	7,859	1,128
Biogen*	8,800	3,716
Boston Scientific*	50,112	890
Bristol-Myers Squibb	62,492	4,031
C.R. Bard	2,788	467
Cardinal Health	12,459	1,125
Celgene, Cl A*	30,113	3,471
Cerner*	11,500	842
Cigna	9,771	1,265
DaVita HealthCare Partners*	6,405	521
Dentsply International	5,209	265
Edwards Lifesciences, Cl A*	4,000	570
Eli Lilly	36,739	2,669
Endo International*	6,700	601
Express Scripts Holding*	27,370	2,375
Gilead Sciences*	55,966	5,492
HCA Holdings*	11,105	835
Henry Schein*	3,100	433
Hospira*	6,404	562
Humana	5,601	997
Intuitive Surgical*	1,420	717
Johnson & Johnson	104,412	10,504
Laboratory Corp of America Holdings*	3,763	474
Mallinckrodt*	4,404	558
McKesson	8,769	1,984
Medtronic	53,572	4,178
Merck	106,674	6,132
Mylan*	14,015	832
Patterson	3,200	156
PerkinElmer	4,240	217
Perrigo	5,304	878
Pfizer	230,256	8,010
Quest Diagnostics	5,324	409
Regeneron Pharmaceuticals*	2,800	1,264
St. Jude Medical	10,456	684
Stryker	11,246	1,037
Tenet Healthcare*	3,719	184
Thermo Fisher Scientific	14,952	2,008
UnitedHealth Group	35,860	4,242

Description	Shares	Market Value ($ Thousands)
Universal Health Services, Cl B	3,400	$400
Varian Medical Systems* (A)	3,705	349
Vertex Pharmaceuticals*	9,100	1,074
Waters*	3,097	385
Zimmer Holdings	6,460	759
Zoetis, Cl A	18,646	863

		102,697

Industrials — 10.3%
3M	23,891	3,941
ADT, Cl A (A)	6,350	264
Allegion	3,570	218
American Airlines Group	27,009	1,426
Ametek	9,000	473
Boeing	24,641	3,698
C.H. Robinson Worldwide	5,405	396
Caterpillar, Cl A	22,806	1,825
Cintas	3,612	295
CSX	37,272	1,234
Cummins	6,344	880
Danaher, Cl A	23,096	1,961
Deere	12,806	1,123
Delta Air Lines, Cl A	31,013	1,394
Dover	6,037	417
Dun & Bradstreet	1,305	167
Eaton	17,915	1,217
Emerson Electric	25,815	1,462
Equifax	4,430	412
Expeditors International of Washington	7,109	342
Fastenal, Cl A (A)	10,109	419
FedEx	9,905	1,639
Flowserve	5,000	282
Fluor	5,444	311
General Dynamics	11,830	1,606
General Electric	378,104	9,381
Honeywell International	29,468	3,074
Illinois Tool Works	13,129	1,275
Ingersoll-Rand	9,804	667
Jacobs Engineering Group*	4,804	217
Joy Global	3,700	145
Kansas City Southern	4,100	419
L-3 Communications Holdings	3,123	393
Lockheed Martin	10,098	2,049
Masco	12,868	344
Nielsen	11,700	521
Norfolk Southern	11,530	1,187
Northrop Grumman	7,523	1,211
PACCAR	13,191	833
Pall	3,995	401
Parker-Hannifin, Cl A	5,371	638
Pentair	6,766	426
Pitney Bowes	7,575	177
Precision Castparts	5,304	1,114
Quanta Services*	7,800	223
Raytheon	11,573	1,264
Republic Services	9,283	376
Robert Half International	5,032	304
Rockwell Automation	5,030	583
Rockwell Collins	4,978	481
Roper Industries	3,800	653
Ryder System	1,959	186
Snap-on	2,153	317
Southwest Airlines, Cl A	25,462	1,128

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S & P 500 Index Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Stanley Black & Decker	5,840	$557
Stericycle, Cl A*	3,204	450
Textron	10,307	457
Tyco International	15,600	672
Union Pacific	33,101	3,585
United Parcel Service, Cl B	26,124	2,532
United Rentals*	3,600	328
United Technologies	31,041	3,638
Waste Management	16,128	875
WW Grainger	2,265	534
Xylem	6,900	242

		71,259

Information Technology — 19.5%
Accenture, Cl A	23,604	2,211
Adobe Systems*	17,941	1,327
Akamai Technologies*	6,604	469
Alliance Data Systems*	2,400	711
Altera	11,151	478
Amphenol, Cl A	11,709	690
Analog Devices	11,599	731
Apple	218,782	27,223
Applied Materials	46,250	1,043
Autodesk, Cl A*	8,417	494
Automatic Data Processing	17,859	1,529
Avago Technologies, Cl A	9,700	1,232
Broadcom, Cl A	20,536	889
CA	11,840	386
Cisco Systems	191,761	5,278
Citrix Systems*	5,942	380
Cognizant Technology Solutions, Cl A*	22,905	1,429
Computer Sciences	5,238	342
Corning, Cl B	47,908	1,087
eBay*	41,449	2,391
Electronic Arts*	11,578	681
EMC	74,766	1,911
Equinix†	2,100	489
F5 Networks, Cl A*	2,700	310
Facebook, Cl A*	78,822	6,480
Fidelity National Information Services, Cl B	10,765	733
First Solar*	2,840	170
Fiserv, Cl A*	8,860	703
Flir Systems	5,300	166
Google, Cl A*	10,767	5,973
Google, Cl C*	10,767	5,900
Harris	3,800	299
Hewlett-Packard	68,391	2,131
Intel	177,963	5,565
International Business Machines	34,546	5,545
Intuit	10,386	1,007
Juniper Networks	13,400	303
KLA-Tencor	5,971	348
Lam Research	5,922	416
Linear Technology	8,898	416
MasterCard, Cl A	36,713	3,172
Microchip Technology (A)	7,504	367
Micron Technology*	40,569	1,101
Microsoft	308,189	12,529
Motorola Solutions	7,129	475
NetApp	11,585	411
Nvidia	19,165	401
Oracle, Cl B	120,423	5,196

Description	Shares	Market Value ($ Thousands)
Paychex	12,369	$614
Qualcomm	61,954	4,296
Red Hat*	6,800	515
Salesforce.com*	22,809	1,524
SanDisk	7,900	502
Seagate Technology	12,200	635
Skyworks Solutions	7,104	698
Symantec, Cl A	25,347	592
TE Connectivity	15,309	1,096
Teradata*	5,368	237
Texas Instruments	39,366	2,251
Total System Services	6,089	232
VeriSign* (A)	3,900	261
Visa, Cl A	72,918	4,770
Western Digital	8,204	747
Western Union (A)	19,334	402
Xerox	38,806	499
Xilinx	9,709	411
Yahoo!*	32,747	1,455

		135,255

Materials — 3.1%
Air Products & Chemicals	7,226	1,093
Airgas	2,500	265
Alcoa	46,135	596
Allegheny Technologies	4,159	125
Avery Dennison	3,415	181
Ball	5,086	359
CF Industries Holdings	1,790	508
Dow Chemical, Cl A	40,892	1,962
E.I. Du Pont de Nemours	34,048	2,434
Eastman Chemical	5,520	382
Ecolab	10,134	1,159
FMC	5,000	286
Freeport-McMoRan, Cl B	38,736	734
International Flavors & Fragrances	2,994	352
International Paper	15,974	886
LyondellBasell Industries, Cl A	14,904	1,309
Martin Marietta Materials, Cl A	2,300	322
MeadWestvaco	6,219	310
Monsanto	18,157	2,043
Mosaic	11,509	530
Newmont Mining	18,525	402
Nucor	12,095	575
Owens-Illinois*	6,200	145
PPG Industries	5,145	1,160
Praxair	10,899	1,316
Sealed Air	7,728	352
Sherwin-Williams, Cl A	3,016	858
Sigma-Aldrich	4,436	613
Vulcan Materials	4,949	417

		21,674

Telecommunication Services — 2.3%
AT&T	194,997	6,367
CenturyTel	21,370	738
Frontier Communications (A)	37,160	262
Level 3 Communications*	10,800	582
Verizon Communications	156,096	7,591
Windstream Holdings (A)	22,846	169

		15,709

Utilities — 3.0%
AES	23,890	307

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S & P 500 Index Fund

March 31, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
AGL Resources	4,500	$224
Ameren	8,953	378
American Electric Power	18,415	1,036
Centerpoint Energy	15,885	324
CMS Energy	10,201	356
Consolidated Edison	10,933	667
Dominion Resources	22,140	1,569
DTE Energy	6,745	544
Duke Energy	26,616	2,043
Edison International	12,257	766
Entergy	6,864	532
Eversource Energy	11,835	598
Exelon	32,355	1,087
FirstEnergy	15,623	548
Integrys Energy Group	2,938	212
NextEra Energy	16,720	1,740
NiSource	11,992	530
NRG Energy	12,513	315
Pepco Holdings	9,500	255
PG&E	17,729	941
Pinnacle West Capital	4,149	264
PPL	25,171	847
Public Service Enterprise Group	18,830	789
SCANA	5,304	292
Sempra Energy	8,770	956
Southern	34,235	1,516
TECO Energy	8,912	173
Wisconsin Energy (A)	8,405	416
Xcel Energy	19,136	666

		20,891

Total Common Stock (Cost $362,334) ($ Thousands)		687,294

AFFILIATED PARTNERSHIP — 0.7%
SEI Liquidity Fund, L.P., 0.070%**†† (B)	4,859,159	4,859

Total Affiliated Partnership (Cost $4,859) ($ Thousands)		4,859

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	11,414,893	11,415

Total Cash Equivalent (Cost $11,415) ($ Thousands)		11,415

U.S. TREASURY OBLIGATIONS (C) (D) — 0.5%
United States Treasury Bills 0.016%, 4/16/2015	$3,310	3,310

Total U.S. Treasury Obligations (Cost $3,310) ($ Thousands)		3,310

Total Investments — 101.8% (Cost $381,918) ($ Thousands)		$706,878

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized (Depreciation) ($ Thousands)
S&P 500 Index EMINI	76	Jun-2015	$(25)

For the period ended March 31, 2015, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $694,212 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at March 31, 2015 (see Note 10). The total market value of securities on loan at March 31, 2015 was $4,677 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total value of such securities as of March 31, 2015 was $4,859 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$687,294	$—	$—	$687,294
Affiliated Partnership	—	4,859	—	4,859
Cash Equivalent	11,415	—	—	11,415
U.S. Treasury Obligations	—	3,310	—	3,310

Total Investments in Securities	$698,709	$8,169	$—	$706,878

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(25)	$—	$—	$(25)

Total Other Financial Instruments	$(25)	$—	$—	$(25)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and

Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and

Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in

Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.3%

Consumer Discretionary — 14.6%
1-800-Flowers.com, Cl A*	19,900	$236
2U*	23,731	607
Abercrombie & Fitch, Cl A (A)	90,800	2,001
Aeropostale*	24,800	86
AMC Entertainment Holdings, Cl A	39,351	1,397
American Axle & Manufacturing Holdings*	48,481	1,252
American Eagle Outfitters	35,321	603
America’s Car-Mart*	1,100	60
ANN*	11,945	490
Arctic Cat	400	14
Ascena Retail Group*	46,686	677
bebe stores, Cl A	22,500	82
Big 5 Sporting Goods	8,365	111
Big Lots	47,168	2,265
Bloomin’ Brands	11,200	273
Boot Barn Holdings*	27,695	662
Bravo Brio Restaurant Group*	20,100	295
Bright Horizons Family Solutions*	38,163	1,957
Brown Shoe	29,359	963
Brunswick	21,866	1,125
Buffalo Wild Wings*	7,009	1,270
Build-A-Bear Workshop*	14,700	289
Burlington Stores*	30,928	1,838
Cabela’s* (A)	2,354	132
Callaway Golf	83,802	799
Capella Education	19,422	1,260
Career Education*	40,400	203
Carmike Cinemas*	43,893	1,475
Cato, Cl A	6,300	249
Children’s Place	8,495	545
Christopher & Banks*	17,800	99
Chuy’s Holdings*	45,534	1,026
Citi Trends*	7,500	203
Columbia Sportswear	10,789	657
Cooper Tire & Rubber	27,670	1,185
Core-Mark Holding, Cl A	10,565	680
Cracker Barrel Old Country Store	100	15
CROCS*	58,685	693
Denny’s, Cl A*	20,473	233
Destination Maternity	3,300	50
Destination XL Group*	19,300	95
Dex Media* (A)	8,000	33
Diamond Resorts International*	44,281	1,480
DineEquity	1,400	150
Drew Industries	3,900	240
Entravision Communications, Cl A	47,323	300
EW Scripps, Cl A*	22,382	637
Fiesta Restaurant Group*	30,270	1,846
Five Below*	55,678	1,980
Francesca’s Holdings*	5,100	91
Gentherm*	15,475	782
G-III Apparel Group*	5,589	629
Grand Canyon Education*	1,400	61
Gray Television*	51,592	713
Harte-Hanks	7,700	60
Haverty Furniture	6,976	174
Helen of Troy*	7,400	603
hhgregg, Cl A* (A)	18,400	113

Description	Shares	Market Value ($ Thousands)
Hovnanian Enterprises, Cl A* (A)	36,000	$128
HSN, Cl A	200	14
Imax*	31,208	1,052
Isle of Capri Casinos*	16,500	232
Jack in the Box	24,994	2,397
K12*	33,900	533
Kirkland’s*	20,399	484
La Quinta Holdings*	61,592	1,459
Lands’ End*	12,106	434
La-Z-Boy, Cl Z	62,141	1,747
LeapFrog Enterprises* (A)	17,800	39
Libbey	19,500	778
Loral Space & Communications*	6,500	445
Marriott Vacations Worldwide	25,839	2,094
Matthews International, Cl A	12,600	649
MDC Partners, Cl A	52,426	1,486
Meredith	14,529	810
Meritage Homes*	11,489	559
Modine Manufacturing*	57,896	780
Movado Group	4,300	123
National CineMedia	45,320	684
Nautilus*	56,707	866
New Media Investment Group	26,780	641
New Remy Holdco*	4,241	94
Office Depot*	27,700	255
Orbitz Worldwide*	2,334	27
Overstock.com*	12,100	293
Perry Ellis International, Cl A*	5,000	116
PetMed Express (A)	8,000	132
Pool	32,139	2,242
Popeyes Louisiana Kitchen*	17,573	1,051
Red Robin Gourmet Burgers*	17,688	1,539
Restoration Hardware Holdings*	7,803	774
Ruth’s Chris Steak House	32,509	516
Ryland Group	21,432	1,044
Select Comfort*	14,959	516
Shoe Carnival	21,076	620
Shutterfly*	16,747	758
Six Flags Entertainment (B)	10,710	519
Skechers U.S.A., Cl A*	18,312	1,317
Skullcandy*	8,300	94
SodaStream International* (A)	41,500	841
Sonic	17,304	549
Sportsman’s Warehouse Holdings* (A)	62,685	501
Stage Stores	24,415	560
Standard Motor Products	2,500	106
Stein Mart	12,500	156
Steven Madden*	25,087	953
Stoneridge*	4,901	55
Strayer Education*	3,200	171
TAL Education Group ADR* (A)	18,227	605
Tempur-Pedic International*	13,488	779
Tenneco*	5,000	287
Tile Shop Holdings*	47,014	569
Tilly’s, Cl A*	10,600	166
Titan International (A)	106,600	998
Tower International*	13,600	362
TRI Pointe Homes*	8,500	131
Tuesday Morning* (A)	49,748	801
Universal Electronics*	11,535	651
Vail Resorts	16,911	1,749

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Vista Outdoor*	19,735	$845
Vitamin Shoppe*	11,400	470
VOXX International, Cl A*	60,600	555
Wayfair, Cl A* (A)	15,947	512
Wolverine World Wide	18,575	621
World Wrestling Entertainment, Cl A (A)	23,700	332
Zoe’s Kitchen* (A)	25,436	847
Zumiez*	4,500	181

		83,738

Consumer Staples — 2.1%
Andersons	11,200	463
Casey’s General Stores	15,790	1,423
Chefs’ Warehouse Holdings* (A)	27,902	626
Cott	40,777	382
Diplomat Pharmacy*	14,535	502
Freshpet* (A)	34,540	671
John B Sanfilippo & Son	2,800	121
Lancaster Colony	2,800	267
Landec*	44,400	619
Medifast*	13,833	415
Omega Protein*	55,900	765
Pinnacle Foods	13,322	544
Post Holdings*	10,392	487
Roundy’s*	3,300	16
Sanderson Farms (A)	8,050	641
Snyder’s-Lance	21,290	680
SpartanNash	7,000	221
Sprouts Farmers Market*	29,574	1,042
SUPERVALU*	88,900	1,034
TreeHouse Foods*	4,576	389
Universal (A)	5,800	274
USANA Health Sciences*	6,500	722

		12,304

Energy — 3.6%
Abraxas Petroleum*	33,800	110
Alberta Oilsands*	184,500	15
Approach Resources, Cl A* (A)	110,300	727
Bill Barrett* (A)	75,900	630
Bristow Group	6,001	327
Callon Petroleum*	69,764	521
CARBO Ceramics (A)	41,300	1,260
Carrizo Oil & Gas*	22,765	1,130
Cloud Peak Energy*	14,400	84
Contango Oil & Gas*	800	18
Delek US Holdings	11,095	441
DHT Holdings	32,700	228
Dril-Quip*	5,578	382
Green Plains	9,500	271
Gulfport Energy*	18,459	847
Helix Energy Solutions Group*	2,500	37
ION Geophysical*	16,600	36
Laredo Petroleum* (A)	36,502	476
Matador Resources* (A)	33,787	741
Matrix Service*	30,713	539
Nabors Industries	21,900	299
Navigator Holdings*	20,200	386
Newpark Resources, Cl A*	900	8
Nuverra Environmental Solutions* (A)	15,500	55
Oil States International*	24,425	971
PBF Energy, Cl A	50,500	1,713
PDC Energy, Cl A*	12,660	684

Description	Shares	Market Value ($ Thousands)
PetroQuest Energy*	24,500	$56
Pioneer Energy Services*	11,800	64
REX American Resources*	12,000	730
Scorpio Tankers	114,400	1,078
StealthGas*	49,400	324
Superior Energy Services	48,931	1,093
Synergy Resources*	56,956	675
TETRA Technologies*	49,800	308
Tidewater, Cl A (A)	100,200	1,918
Triangle Petroleum* (A)	—	—
US Silica Holdings (A)	28,873	1,028
VAALCO Energy*	67,740	166
Willbros Group*	75,100	249

		20,625

Financials — 18.0%
Agree Realty†	1,200	40
Altisource Residential†	4,400	92
American Capital Mortgage Investment†	12,100	217
American Equity Investment Life Holding	28,889	841
Argo Group International Holdings	16,236	814
Armada Hoffler Properties†	4,700	50
Ashford Hospitality Prime†	3,800	64
Astoria Financial	58,200	754
Banco Latinoamericano de Exportaciones, Cl E	6,300	207
Bancorp*	87,000	786
Bancorpsouth, Cl A (A)	40,189	933
Bank of the Ozarks (A)	23,809	879
Banner	33,734	1,548
BBCN Bancorp	2,200	32
BGC Partners, Cl A	21,300	201
Brandywine Realty Trust†	56,605	904
Capital Bank Financial, Cl A*	40,628	1,122
Capitol Federal Financial	72,830	910
Caretrust†	2,825	38
CatchMark Timber Trust, Cl A†	43,000	504
Cathay General Bancorp	9,700	276
Cedar Realty Trust†	67,900	509
Central Pacific Financial	71,987	1,653
Chatham Lodging Trust† (B)	5,000	147
Chesapeake Lodging Trust†	22,365	757
City National	7,582	675
CNO Financial Group	86,239	1,485
Columbia Banking System	27,050	784
Cousins Properties, Cl A†	16,200	172
Credit Acceptance, Cl A*	3,837	748
CubeSmart†	25,979	627
Customers Bancorp*	31,400	765
CyrusOne†	7,500	233
DCT Industrial Trust†	9,330	323
DiamondRock Hospitality†	56,560	799
DuPont Fabros Technology†	2,500	82
EastGroup Properties†	9,775	588
Employers Holdings	32,700	883
EPR Properties, Cl A†	7,000	420
EverBank Financial, Cl A	50,200	905
Evercore Partners, Cl A	17,705	915
Excel Trust†	29,000	407
FBL Financial Group, Cl A	9,400	583
FBR*	38,975	901
Federated National Holding	15,600	477

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
FelCor Lodging Trust†	56,300	$647
Fidelity & Guaranty Life	34,300	727
First American Financial	300	11
First BanCorp Puerto Rico*	122,663	760
First Cash Financial Services*	672	31
First Citizens BancShares, Cl A	900	234
First Commonwealth Financial	110,540	995
First Financial Bancorp	35,958	640
First Horizon National	61,106	873
First Interstate BancSystem, Cl A	19,148	533
First Midwest Bancorp	12,300	214
First NBC Bank Holding*	1,600	53
First Niagara Financial Group	232,200	2,053
FNB (Pennsylvania)	79,700	1,047
FNFV Group* (A)	16,000	225
Fulton Financial	68,945	851
FXCM, Cl A (A)	28,000	60
Genworth Financial, Cl A*	29,000	212
Geo Group†	41,557	1,818
Gramercy Property Trust†	23,375	656
Green Dot, Cl A*	69,600	1,108
Hancock Holding, Cl A	3,400	101
Hanover Insurance Group, Cl A	16,210	1,176
Hatteras Financial†	12,200	222
HCI Group	4,100	188
Healthcare Realty Trust†	6,900	192
HFF, Cl A	3,200	120
Highwoods Properties†	40,200	1,840
Horace Mann Educators, Cl A	21,500	735
IBERIABANK	27,065	1,706
Infinity Property & Casualty	1,800	148
Inland Real Estate†	33,900	362
Investment Technology Group*	47,814	1,449
Investors Bancorp	62,600	734
Investors Real Estate Trust†	4,500	34
Janus Capital Group	41,458	713
Kemper, Cl A	19,600	764
Kennedy-Wilson Holdings	44,791	1,171
Kite Realty Group Trust†	20,079	566
LaSalle Hotel Properties†	6,800	264
LendingTree*	10,247	574
Lexington Realty Trust†	124,543	1,224
LTC Properties†	3,100	143
Mack-Cali Realty†	30,870	595
Maiden Holdings	58,300	865
Manning & Napier, Cl A	34,700	451
MarketAxess Holdings	7,802	647
Medical Properties Trust†	88,776	1,309
Meridian Bancorp*	33,100	436
MGIC Investment*	87,050	838
Montpelier Re Holdings	11,700	450
National Health Investors†	16,310	1,158
Navigators Group*	2,200	171
NBT Bancorp	6,100	153
Nelnet, Cl A	18,700	885
Northfield Bancorp	39,350	583
OFG Bancorp (A)	165,866	2,707
Old National Bancorp, Cl A	42,705	606
Opus Bank	11,504	355
Parkway Properties†	26,783	465
Pebblebrook Hotel Trust†	20,783	968
Pennsylvania Real Estate Investment Trust†	19,229	447
Physicians Realty Trust†	25,121	442

Description	Shares	Market Value ($ Thousands)
Pinnacle Financial Partners	2,600	$116
Piper Jaffray*	2,800	147
Popular*	30,000	1,032
Potlatch†	4,677	187
Primerica	2,900	148
PrivateBancorp, Cl A	38,755	1,363
Prosperity Bancshares	2,000	105
PS Business Parks†	6,400	531
QTS Realty Trust*	2,000	73
Radian Group (A)	58,861	988
RAIT Financial Trust†	63,323	434
Ramco-Gershenson Properties†	10,000	186
RLI	15,344	804
RLJ Lodging Trust†	9,800	307
Rouse Properties†	30,500	578
Ryman Hospitality Properties	21,960	1,338
Sabra Health Care†	1,700	56
Selective Insurance Group	27,300	793
Signature Bank NY, Cl B*	7,178	930
South State	14,864	1,017
Southwest Bancorp	1,900	34
Sovran Self Storage†	9,900	930
Springleaf Holdings, Cl A*	15,756	816
StanCorp Financial Group	13,130	901
Starwood Property Trust†	14,700	357
State Bank Financial	40,300	846
Stewart Information Services	16,546	672
Stifel Financial*	27,945	1,558
Strategic Hotels & Resorts*†	33,000	410
Summit Hotel Properties†	37,952	534
Sunstone Hotel Investors†	54,035	901
Susquehanna Bancshares	3,600	49
SVB Financial Group, Cl B*	8,094	1,028
Symetra Financial	31,748	745
Synovus Financial	34,501	966
TCF Financial	120,585	1,896
THL Credit	15,200	187
Two Harbors Investment†	22,800	242
United Community Banks	79,338	1,498
United Insurance Holdings	16,000	360
Universal Insurance Holdings	15,500	397
Virtus Investment Partners	2,330	305
Webster Financial	35,820	1,327
Western Alliance Bancorp*	67,573	2,003
Winthrop Realty Trust†	21,500	351
Wintrust Financial	20,205	963
WisdomTree Investments (A)	28,174	604
World Acceptance* (A)	4,801	350
WSFS Financial	3,400	257
Yadkin Financial*	15,900	323

		102,698

Health Care — 17.3%
ABIOMED* (A)	8,665	620
Acadia Healthcare, Cl A* (A)	47,273	3,385
Accuray* (A)	106,800	993
Achillion Pharmaceuticals*	30,272	298
Acorda Therapeutics*	6,400	213
Addus HomeCare*	8,933	206
Aerie Pharmaceuticals*	27,438	860
Affymetrix, Cl A* (A)	21,100	265
Agenus*	100,152	514
Agios Pharmaceuticals*	5,336	503
Akorn*	48,609	2,309
Alder Biopharmaceuticals*	11,372	328

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Alere*	6,800	$332
Align Technology*	13,482	725
AMAG Pharmaceuticals* (A)	8,788	480
Amedisys*	2,900	78
Amicus Therapeutics*	55,189	600
AMN Healthcare Services*	22,610	521
Ampio Pharmaceuticals* (A)	59,585	449
Amsurg*	38,795	2,387
Analogic	15,820	1,438
Angiodynamics*	62,897	1,119
ANI Pharmaceuticals* (A)	1,000	63
Anika Therapeutics*	16,100	663
Aratana Therapeutics*	56,481	904
Arrowhead Research* (A)	16,200	110
AtriCure*	23,566	483
Auspex Pharmaceuticals*	11,370	1,140
BioCryst Pharmaceuticals* (A)	—	—
BioDelivery Sciences International*	53,498	562
Bio-Rad Laboratories, Cl A*	3,968	536
BioSpecifics Technologies*	1,700	67
Bluebird Bio*	8,450	1,020
Cambrex*	32,703	1,296
Cardiovascular Systems*	33,173	1,295
Celldex Therapeutics, Cl A*	6,600	184
Cempra*	21,306	731
Centene*	11,795	834
Cepheid*	8,494	483
Charles River Laboratories International*	6,177	490
Chimerix*	6,500	245
Coherus Biosciences*	18,819	575
Community Health Systems*	24,400	1,276
Conmed	7,800	394
Cynosure, Cl A*	4,800	147
Depomed*	35,434	794
DexCom*	36,931	2,302
Dicerna Pharmaceuticals*	900	22
Dyax*	37,318	625
Dynavax Technologies* (A)	21,833	490
Eagle Pharmaceuticals*	8,739	366
Emergent Biosolutions*	42,560	1,224
Enanta Pharmaceuticals*	900	28
Endocyte*	9,100	57
Endologix*	26,163	447
Ensign Group	8,100	379
Esperion Therapeutics* (A)	11,645	1,078
ExamWorks Group*	22,733	946
Five Prime Therapeutics*	14,600	334
Flexion Therapeutics*	900	20
Globus Medical, Cl A*	52,005	1,313
Greatbatch*	30,260	1,751
GW Pharmaceuticals PLC ADR* (A)	3,843	350
Halozyme Therapeutics*	40,674	581
Halyard Health*	15,900	782
Health Net, Cl A*	18,343	1,109
HealthSouth	53,624	2,379
HeartWare International*	10,359	909
Heron Therapeutics*	35,889	522
Hill-Rom Holdings	10,051	492
ICON*	11,908	840
ICU Medical*	9,810	914
Idera Pharmaceuticals* (A)	43,600	162
ImmunoGen* (A)	5,000	45

Description	Shares	Market Value ($ Thousands)
Impax Laboratories*	26,557	$1,245
Insmed*	39,346	818
Integra LifeSciences Holdings*	34,900	2,152
Invacare	800	15
IPC The Hospitalist*	900	42
Ironwood Pharmaceuticals, Cl A*	4,100	66
Isis Pharmaceuticals* (A)	20,236	1,288
Jazz Pharmaceuticals*	3,970	686
Juno Therapeutics*	8,839	536
K2M Group Holdings*	26,096	575
Karyopharm Therapeutics* (A)	7,405	227
Kite Pharma* (A)	8,631	498
KYTHERA Biopharmaceuticals* (A)	6,361	319
Lannett*	5,600	379
LDR Holding*	56,360	2,065
Ligand Pharmaceuticals* (A)	19,007	1,466
Luminex*	8,800	141
MacroGenics*	18,812	590
Magellan Health*	15,520	1,099
Merge Healthcare*	14,800	66
Merrimack Pharmaceuticals* (A)	44,186	525
Molina Healthcare*	19,407	1,306
Momenta Pharmaceuticals*	17,000	258
Natus Medical*	17,600	695
Neovasc*	27,102	244
Neurocrine Biosciences*	10,800	429
Nevro*	18,669	895
NewLink Genetics*	7,765	425
Novavax* (A)	68,385	566
NuVasive*	900	41
Omeros*	21,251	468
Ophthotech*	23,269	1,083
OraSure Technologies*	41,900	274
Orexigen Therapeutics* (A)	57,573	451
Orthofix International*	12,400	445
Otonomy*	9,857	349
Pacific Biosciences of California*	6,700	39
Pacira Pharmaceuticals*	3,883	345
Parexel International*	5,340	369
Pernix Therapeutics Holdings*	2,100	22
PharMerica*	22,986	648
POZEN*	38,500	297
Premier, Cl A*	23,234	873
Prestige Brands Holdings, Cl A*	21,725	932
Progenics Pharmaceuticals* (A)	80,506	481
Providence Service*	3,192	169
PTC Therapeutics*	4,370	266
Puma Biotechnology*	5,132	1,212
RadNet*	13,600	114
Receptos*	6,926	1,142
Relypsa*	36,009	1,299
Repligen*	7,593	231
Repros Therapeutics*	13,700	118
Retrophin* (A)	8,200	196
Sage Therapeutics* (A)	18,674	938
Sangamo Biosciences*	31,700	497
SciClone Pharmaceuticals*	18,600	165
Sirona Dental Systems, Cl A*	9,176	826
Spectranetics* (A)	22,061	767
STERIS, Cl A	10,218	718

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Sucampo Pharmaceuticals, Cl A*	48,620	$757
Supernus Pharmaceuticals*	11,100	134
Surgical Care Affiliates*	12,914	443
Symmetry Surgical*	4,775	35
Synageva BioPharma, Cl A* (A)	4,170	407
Team Health Holdings*	22,077	1,292
TESARO* (A)	20,462	1,174
Tetraphase Pharmaceuticals*	33,267	1,219
TG Therapeutics*	33,803	523
Thoratec*	1,100	46
Trinity Biotech ADR	33,200	639
Triple-S Management, Cl B*	9,500	189
Ultragenyx Pharmaceutical*	5,495	341
US Physical Therapy	11,118	528
WellCare Health Plans*	11,578	1,059
Xencor*	23,611	362
XenoPort*	26,600	189
Zeltiq Aesthetics*	16,759	517
ZS Pharma*	7,921	333

		98,960

Industrials — 14.4%
AAON	3,600	88
AAR	17,111	525
Acacia Research	79,300	849
ACCO Brands*	193,100	1,605
Actuant, Cl A	60,747	1,442
Acuity Brands	3,697	622
Aegean Marine Petroleum Network	9,200	132
Aegion, Cl A*	16,800	303
Aerovironment*	5,600	149
AGCO (A)	11,497	548
Air Transport Services Group*	42,500	392
Allegiant Travel, Cl A	2,951	567
American Woodmark*	5,200	285
Apogee Enterprises	27,433	1,185
ArcBest	6,400	243
Argan	10,300	373
Astronics, Cl B*	1,476	108
Astronics*	15,443	1,138
Atlas Air Worldwide Holdings*	42,796	1,841
Barnes Group	23,040	933
Beacon Roofing Supply*	13,586	425
Blount International*	7,300	94
Brady, Cl A	12,450	352
CAI International*	1,800	44
Carlisle	13,421	1,243
Celadon Group	16,100	438
CIRCOR International	700	38
Clarcor	14,140	934
Corporate Executive Board	12,039	961
Covenant Transportation Group, Cl A*	22,565	748
Crane, Cl A	15,820	987
Curtiss-Wright	16,340	1,208
Deluxe	15,524	1,076
Ducommun*	10,420	270
DXP Enterprises*	13,670	603
Dycom Industries*	53,897	2,632
EMCOR Group	32,535	1,512
EnerSys	12,306	791
Engility Holdings	17,723	532
Esterline Technologies*	6,331	724
Exponent	2,200	195

Description	Shares	Market Value ($ Thousands)
Forward Air	25,858	$1,404
FreightCar America, Cl A	36,345	1,142
FTI Consulting*	13,900	521
G&K Services	12,898	936
GenCorp*	42,882	995
Generac Holdings*	9,200	448
Genesee & Wyoming, Cl A*	11,609	1,120
Global Brass & Copper Holdings	5,700	88
Global Power Equipment Group	39,700	524
GP Strategies*	1,700	63
GrafTech International*	100,100	389
Great Lakes Dredge & Dock*	173,200	1,041
Greenbrier (A)	6,582	382
H&E Equipment Services	53,497	1,337
Hawaiian Holdings*	28,547	629
Healthcare Services Group	27,275	876
Hexcel, Cl A	37,374	1,922
Hub Group, Cl A*	9,685	381
Huron Consulting Group*	14,090	932
Hyster-Yale Materials Handling	16,550	1,213
ICF International, Cl A*	6,800	278
IDEX	12,777	969
Insperity, Cl A	17,055	892
Interface, Cl A	27,419	570
JetBlue Airways*	28,600	551
John Bean Technologies, Cl A	23,805	850
Kadant	10,715	564
KAR Auction Services	6,100	231
KBR	21,600	313
Kelly Services, Cl A	15,600	272
Kennametal	29,200	984
Kforce	1,200	27
Kirby*	12,708	954
Knight Transportation	15,956	515
Korn/Ferry International	7,200	237
Kratos Defense & Security Solutions*	22,200	123
LB Foster, Cl A	6,600	313
Lincoln Electric Holdings	15,130	989
Lindsay (A)	7,802	595
Marten Transport	3,200	74
Meritor*	48,285	609
Middleby*	11,397	1,170
Mobile Mini	16,680	711
Moog, Cl A*	6,600	495
MSA Safety	1,200	60
MYR Group*	33,073	1,036
Navigant Consulting*	7,900	102
Orion Marine Group*	23,700	210
PAM Transportation Services*	1,300	74
Patrick Industries*	11,595	722
Pitney Bowes	21,200	494
Primoris Services	94,125	1,618
Quality Distribution*	15,500	160
Rand Logistics*	24,200	79
RBC Bearings	9,782	749
Republic Airways Holdings*	9,400	129
Resources Connection	9,100	159
Rush Enterprises, Cl A*	22,801	624
Safe Bulkers (A)	33,600	120
Saia*	14,142	626
Scorpio Bulkers*	31,300	74
Spirit AeroSystems Holdings, Cl A*	21,900	1,143

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Standex International	4,600	$378
Steelcase, Cl A	53,202	1,008
Swift Transportation, Cl A*	60,421	1,572
Titan Machinery* (A)	76,587	1,022
Trex*	8,130	443
Triumph Group	33,300	1,989
TrueBlue*	21,052	513
Tutor Perini*	44,100	1,030
Unifirst	1,100	129
United Rentals*	7,546	688
US Ecology	12,106	605
USG*	33,410	892
UTI Worldwide*	37,934	467
Valmont Industries (A)	7,194	884
Viad	5,300	147
Wabash National*	40,189	567
Werner Enterprises	7,500	236
Wesco Aircraft Holdings*	104,200	1,597
WESCO International* (A)	9,825	686
XPO Logistics*	11,841	538

		82,334

Information Technology — 19.4%
ACI Worldwide*	35,785	775
Advanced Energy Industries*	51,185	1,313
Alliance Fiber Optic Products	25,400	442
Amkor Technology*	43,600	385
Anixter International*	2,300	175
Arista Networks*	7,275	513
Aspen Technology*	55,548	2,138
AVG Technologies*	24,208	524
Barracuda Networks*	13,726	528
Belden	9,483	887
Benchmark Electronics*	27,909	671
Black Box	34,700	726
Blackbaud, Cl A	40,747	1,931
Blucora*	2,800	38
Brightcove*	8,700	64
BroadSoft*	16,598	555
Brooks Automation	45,129	525
Cabot Microelectronics*	5,300	265
CACI International, Cl A*	13,535	1,217
Calix*	33,200	279
Callidus Software*	64,770	821
Carbonite*	5,300	76
Cavium*	42,960	3,043
Checkpoint Systems	5,300	57
Ciber*	115,400	475
Ciena* (A)	25,354	490
Cimpress*	11,767	993
Cirrus Logic*	22,156	737
Clearfield* (A)	—	—
CommScope Holding*	19,055	544
Computer Task Group	21,500	157
Comtech Telecommunications	4,300	125
Comverse*	2,300	45
Constant Contact*	5,400	206
Cornerstone OnDemand*	17,797	514
CoStar Group*	4,958	981
Cray*	26,180	735
Cypress Semiconductor	98,711	1,393
Daktronics	6,700	72
Dealertrack Technologies*	58,528	2,255
Demand Media*	11,900	68
Demandware* (A)	15,604	950

Description	Shares	Market Value ($ Thousands)
Dice Holdings*	20,200	$180
Digi International*	46,100	460
Diodes*	18,800	537
Dot Hill Systems*	76,800	407
DTS*	1,100	37
EarthLink Holdings	18,400	82
Ebix	13,273	403
Emulex*	3,200	25
Endurance International Group Holdings*	27,253	520
Entegris*	138,471	1,896
Entropic Communications*	49,100	145
Envestnet*	39,182	2,197
EPAM Systems*	6,000	368
EPIQ Systems	900	16
ePlus*	3,300	287
Euronet Worldwide*	24,145	1,419
Exar*	65,800	661
ExlService Holdings*	1,900	71
Extreme Networks*	127,300	402
Fabrinet*	18,900	359
Fair Isaac	6,266	556
Fairchild Semiconductor International*	40,514	737
FEI	4,372	334
Finisar*	9,900	211
FormFactor*	60,906	540
Fortinet*	35,581	1,244
Gigamon*	26,668	567
Global Cash Access Holdings*	45,300	345
GrubHub* (A)	11,929	542
Guidewire Software, Cl Z* (A)	33,353	1,755
Harmonic, Cl A*	28,400	210
HomeAway*	20,293	612
HubSpot*	13,519	539
Hutchinson Technology*	2,850	7
Infinera*	27,335	538
Infoblox*	119,587	2,855
Inphi*	28,967	517
Insight Enterprises*	19,500	556
Integrated Device Technology*	54,203	1,085
Interactive Intelligence Group* (A)	9,820	404
Intersil, Cl A	144,842	2,074
IPG Photonics* (A)	5,746	533
j2 Global	7,661	503
Kofax*	48,500	531
Lattice Semiconductor*	61,900	393
Littelfuse	8,006	796
LivePerson*	12,100	124
LogMeIn*	2,000	112
M*	14,504	540
Manhattan Associates*	8,600	435
MAXIMUS	29,541	1,972
Mellanox Technologies*	18,450	837
Mentor Graphics	74,002	1,778
Methode Electronics	18,000	847
MoneyGram International*	11,400	99
Monolithic Power Systems	16,796	884
Monotype Imaging Holdings	13,300	434
NetScout Systems* (A)	1,900	83
Newport*	4,100	78
NIC	2,400	42
Nimble Storage* (A)	21,455	479
OmniVision Technologies*	87,800	2,315

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
ON Semiconductor*	46,869	$568
Orbotech*	32,900	527
OSI Systems*	19,900	1,478
Pandora Media*	26,368	427
PDF Solutions*	12,000	215
Pegasystems	1,800	39
Pericom Semiconductor, Cl A	8,100	125
Photronics*	66,223	563
Plantronics	10,500	556
Plexus*	16,849	687
Polycom*	3,600	48
PRGX Global*	21,700	87
Procera Networks* (A)	900	8
Proofpoint*	32,376	1,917
Qlik Technologies*	47,765	1,487
QLogic*	93,333	1,376
Qorvo*	19,119	1,524
Qualys*	1,200	56
Quantum*	10,400	17
Rally Software Development*	35,620	559
RealD*	39,808	509
Rofin-Sinar Technologies*	2,100	51
Rogers*	17,222	1,416
Ruckus Wireless*	86,091	1,108
Sanmina*	18,500	448
Scansource*	3,700	150
Science Applications International	4,800	246
ShoreTel*	20,100	137
Shutterstock* (A)	11,988	823
Silicon Graphics International*	110,200	958
Silicon Laboratories*	30,555	1,551
SolarWinds*	24,688	1,265
Sonus Networks*	11,500	91
SPS Commerce*	27,256	1,829
SS&C Technologies Holdings	18,217	1,135
Stamps.com*	10,855	731
SunEdison* (A)	22,217	533
Super Micro Computer*	15,100	501
Sykes Enterprises*	13,300	331
Synaptics*	13,251	1,077
SYNNEX	9,987	771
Tableau Software, Cl A*	16,814	1,556
Take-Two Interactive Software, Cl A*	54,194	1,380
Tech Data*	10,830	626
TeleTech Holdings	800	20
Tessera Technologies	24,902	1,003
Tyler Technologies*	300	36
Ultimate Software Group*	11,171	1,899
Ultra Clean Holdings*	12,500	89
Ultratech*	7,200	125
Unisys*	21,444	498
Universal Display*	12,076	565
Vasco Data Security International*	5,600	121
VeriFone Holdings*	16,120	562
Verint Systems*	27,325	1,692
Virtusa*	1,700	70
Vishay Intertechnology	47,862	661
WEX*	10,354	1,112
Xcerra*	61,900	550
XO Group*	4,700	83
Zebra Technologies, Cl A*	11,129	1,010

		110,786

Description	Shares	Market Value ($ Thousands)
Materials — 2.5%
American Vanguard, Cl B (A)	22,900	$243
Axiall	5,000	235
Balchem	9,145	507
Berry Plastics Group*	54,311	1,965
Boise Cascade*	13,880	520
Calgon Carbon	8,300	175
Carpenter Technology	6,700	260
Century Aluminum*	1,200	17
Ferro*	35,000	439
FutureFuel	3,700	38
Globe Specialty Metals	6,800	129
Gold Resource (A)	41,600	133
Graphic Packaging Holding	18,400	268
H.B. Fuller	19,659	843
Headwaters, Cl A*	44,395	814
Innophos Holdings	4,000	225
Innospec	300	14
Kaiser Aluminum	4,793	368
KapStone Paper and Packaging	4,800	157
Louisiana-Pacific* (A)	27,912	461
LSB Industries*	12,300	508
Materion	4,100	158
Novagold Resources*	57,500	170
PolyOne	35,277	1,318
Quaker Chemical	7,181	615
Schulman A	5,600	270
Scotts Miracle-Gro, Cl A	7,491	503
Senomyx* (A)	—	—
Sensient Technologies	21,547	1,484
Summit Materials, Cl A*	24,345	539
US Concrete*	22,146	751
Walter Energy (A)	—	—

		14,127

Telecommunication Services — 0.5%
Cincinnati Bell, Cl A*	4,500	16
IDT, Cl B	7,700	136
inContact*	45,753	499
Inteliquent	19,700	310
Intelsat*	1,600	19
magicJack VocalTec*	13,000	89
RingCentral, Cl A* (A)	90,109	1,382
Vonage Holdings*	30,700	151

		2,602

Utilities — 1.9%
ALLETE	34,003	1,794
American States Water	1,800	72
Cadiz* (A)	35,000	359
California Water Service Group, Cl A	1,900	46
Chesapeake Utilities	7,900	400
Cleco	8,200	447
Dynegy, Cl A*	20,200	635
Empire District Electric	23,800	591
Idacorp, Cl A	1,300	82
Laclede Group	500	26
New Jersey Resources	17,400	540
NorthWestern	13,825	744
Otter Tail	5,500	177
Piedmont Natural Gas (A)	10,000	369
PNM Resources	61,861	1,806
Portland General Electric	8,900	330
South Jersey Industries, Cl A	10,110	549

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

March 31, 2015

Description	Shares/Number of Rights/Face Amount ($ Thousands)	Market Value ($ Thousands)
Southwest Gas	2,000	$116
UIL Holdings	27,200	1,398
Vivint Solar*	41,083	499

		10,980

Total Common Stock (Cost $444,444) ($ Thousands)		539,154

EXCHANGE TRADED FUNDS — 0.4%
iShares Russell 2000 Growth ETF (A)	8,426	1,277
iShares Russell 2000 Value ETF	8,800	908

Total Exchange Traded Funds (Cost $2,093) ($ Thousands)		2,185

RIGHTS — 0.0%
Allos Therapeutics*	45,500	—
Furiex Pharmaceuticals - CVR*	300	—

Total Rights (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 6.9%
SEI Liquidity Fund, L.P., 0.070%**††(B)	39,269,182	39,269

Total Affiliated Partnership (Cost $39,269) ($ Thousands)		39,269

CASH EQUIVALENT — 5.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**	30,029,177	30,029

Total Cash Equivalent (Cost $30,029) ($ Thousands)		30,029

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills 0.067%, 5/28/2015 (C)(D)	$1,836	1,836

Total U.S. Treasury Obligations (Cost $1,836) ($ Thousands)		1,836

Total Investments — 107.2% (Cost $517,671) ($ Thousands)		$612,473

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	143	Jun-2015	$483

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $571,449 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).
(A)	This security or a partial position of this security is on loan at March 31, 2015 (see Note 10). The total market value of securities on loan at March 31, 2015 was $37,842 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities on loan (see Note 10). The total market value of such securities as of March 31, 2015 was $39,269 ($Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

ADR	— American Depositary Receipt

Cl	— Class

ETF	— Exchange Traded Fund

L.P.	— Limited Partnership

PLC	— Public Limited Company

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$539,154	$—	$—	$539,154
Exchange Traded Funds	2,185	—	—	2,185
Rights	—	—	—	—
Affiliated Partnership	—	39,269	—	39,269
Cash Equivalent	30,029	—	—	30,029
U.S. Treasury Obligations	—	1,836	—	1,836

Total Investments in Securities	$571,368	$41,105	$—	$612,473

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$483	$—	$—	$483

Total Other Financial Instruments	$483	$—	$—	$483

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.3%

Consumer Discretionary — 11.2%
AMC Entertainment Holdings, Cl A	29,240	$1,038
American Axle & Manufacturing Holdings*	29,500	762
American Eagle Outfitters	29,146	498
Arctic Cat	19,754	717
Ascena Retail Group*	16,800	244
Big 5 Sporting Goods	14,100	187
Big Lots	31,745	1,525
Boot Barn Holdings*	33,985	813
Bravo Brio Restaurant Group*	12,600	185
Bright Horizons Family Solutions*	21,595	1,107
Brinker International	7,500	462
Brunswick	14,420	742
Cabela’s (A)*	9,457	529
Callaway Golf (A)	111,951	1,067
Carmike Cinemas*	17,700	595
Children’s Place	11,070	711
Core-Mark Holding, Cl A	17,998	1,158
CROCS*	45,100	533
CSS Industries	24,100	727
Dana Holding	47,495	1,005
Destination XL Group*	32,000	158
Dorman Products (A)*	11,946	594
Ethan Allen Interiors (A)	31,175	862
Express*	28,503	471
Finish Line, Cl A	13,100	321
Genesco*	8,530	608
Gentherm*	19,005	960
Haverty Furniture	9,400	234
Hyatt Hotels, Cl A*	650	39
Journal Communications, Cl A*	10,198	151
K12*	40,400	635
Krispy Kreme Doughnuts*	47,657	953
La Quinta Holdings*	48,457	1,147
La-Z-Boy, Cl Z	38,010	1,068
Libbey	31,400	1,253
Marriott Vacations Worldwide	13,280	1,076
Matthews International, Cl A	33,320	1,716
MDC Partners, Cl A	53,800	1,525
Men’s Wearhouse	10,226	534
Meredith	12,010	670
NACCO Industries, Cl A	6,900	366
New Remy Holdco*	6,831	152
Outerwall (A)	4,600	304
Oxford Industries, Cl A	4,707	355
Pep Boys-Manny Moe & Jack*	33,270	320
Pier 1 Imports	14,047	196
Pool	15,335	1,070
Popeyes Louisiana Kitchen*	12,308	736
Rent-A-Center	22,000	604
Ryland Group	15,845	772
Scientific Games, Cl A (A)*	25,803	270
Select Comfort*	15,827	545
Shoe Carnival	7,400	218
Smith & Wesson Holding*	34,100	434
Stage Stores	21,300	488
Standard Motor Products	8,000	338
Starwood Hotels & Resorts Worldwide	450	38
Steven Madden*	11,634	442
Stoneridge*	23,900	270

Description	Shares	Market Value ($ Thousands)
TRI Pointe Homes*	13,800	$213
Universal Electronics*	14,150	799
Vail Resorts	15,889	1,643
Vera Bradley (A)*	12,833	208
Vista Outdoor*	33,215	1,422
Vitamin Shoppe*	18,600	766
Wolverine World Wide	45,155	1,510

		44,059

Consumer Staples — 2.6%
Casey’s General Stores	3,686	332
Darling Ingredients*	76,840	1,076
Fresh Del Monte Produce (A)	19,500	759
Ingles Markets, Cl A	19,800	980
J&J Snack Foods	7,205	769
Landec*	70,300	981
Roundy’s*	22,600	110
Snyder’s-Lance	36,963	1,181
SpartanNash	58,865	1,858
TreeHouse Foods*	6,399	544
Universal (A)	21,600	1,019
USANA Health Sciences*	2,600	289
Weis Markets	4,700	234

		10,132

Energy — 4.0%
Alon USA Energy (A)	25,100	416
Approach Resources, Cl A (A)*	179,500	1,183
Bill Barrett (A)*	123,100	1,022
Bonanza Creek Energy*	11,995	296
Carrizo Oil & Gas*	21,058	1,046
Cloud Peak Energy*	23,300	136
Dawson Geophysical*	8,812	38
DHT Holdings	53,000	370
Diamondback Energy, Cl A*	5,448	419
Energy XXI (A)	30,252	110
Exterran Holdings	15,670	526
GasLog	16,275	316
Green Plains	18,900	540
Gulfport Energy*	10,500	482
Helix Energy Solutions Group*	23,405	350
Hercules Offshore (A)*	197,200	83
Key Energy Services*	30,782	56
McDermott International (A)*	19,883	76
Navigator Holdings*	32,800	626
Newpark Resources, Cl A*	37,200	339
Northern Oil And Gas (A)*	36,400	281
Nuverra Environmental Solutions (A)*	24,900	89
Oasis Petroleum (A)*	17,738	252
Oil States International*	19,150	761
Parker Drilling*	90,900	317
PDC Energy, Cl A*	7,455	403
Ring Energy (A)*	16,046	170
Rosetta Resources*	7,594	129
Scorpio Tankers (A)	183,900	1,732
StealthGas*	79,300	519
Superior Energy Services	64,235	1,435
TETRA Technologies*	139,365	861
Unit*	10,900	305
VAALCO Energy*	7,000	17
Warren Resources*	117,300	104

		15,805

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Financials — 35.8%‡
1st Source	23,100	$742
Acadia Realty Trust†	26,105	911
Agree Realty†	8,280	273
Alexandria Real Estate Equities†	950	93
American Assets Trust†	22,835	988
American Campus Communities†	16,820	721
American Capital Mortgage Investment†	19,600	352
American Equity Investment Life Holding	14,700	428
American National Bankshares	700	16
Ameris Bancorp	2,144	57
AmTrust Financial Services (A)	5,600	319
Anchor BanCorp Wisconsin*	850	30
Anworth Mortgage Asset†	61,400	313
Apartment Investment & Management, Cl A†	2,203	87
Arrow Financial	2,268	62
Ashford*	708	84
Ashford Hospitality Prime†	3,860	65
Ashford Hospitality Trust†	61,600	593
Aspen Insurance Holdings	9,700	458
AvalonBay Communities†	819	143
BancFirst	2,100	128
Banco Latinoamericano de Exportaciones, Cl E	32,100	1,053
Bancorpsouth, Cl A (A)	13,850	322
Bank of Marin Bancorp	1,450	74
Bank of the Ozarks (A)	22,875	845
BankFinancial	1,900	25
BankUnited	10,129	332
Banner	4,250	195
BBCN Bancorp	11,450	166
Beneficial Bancorp*	5,974	68
Berkshire Hills Bancorp	31,315	867
BioMed Realty Trust†	4,850	110
BlackRock Capital Investment	52,500	476
Blackstone Mortgage Trust, Cl A†	29,529	838
BNC Bancorp	4,350	79
Boston Private Financial Holdings	50,698	616
Boston Properties†	685	96
Brandywine Realty Trust†	110,005	1,758
Brixmor Property Group†	2,850	76
Brookline Bancorp, Cl A	15,050	151
Bryn Mawr Bank	2,100	64
Camden National	12,600	502
Capitol Federal Financial	94,175	1,177
Capstead Mortgage†	30,900	364
Cardinal Financial	9,289	186
Cascade Bancorp*	56,779	272
CatchMark Timber Trust, Cl A†	69,100	810
Cathay General Bancorp	3,500	100
CBL & Associates Properties†	28,700	568
Cedar Realty Trust†	104,000	779
CenterState Banks	2,000	24
Central Pacific Financial	69,700	1,601
Chatham Lodging Trust†	13,300	391
Chemical Financial	4,200	132
Chesapeake Lodging Trust†	22,550	763
Citizens & Northern	2,050	41
City Holding	3,400	160
CNB Financial	2,700	46
CNO Financial Group	168,120	2,895

Description	Shares	Market Value ($ Thousands)
CoBiz Financial	58,317	$718
Columbia Banking System	36,465	1,056
Columbia Property Trust†	1,250	34
Community Bank System	900	32
Community Trust Bancorp	14,480	480
Corporate Office Properties Trust†	28,233	829
CubeSmart†	3,950	95
Customers Bancorp*	50,500	1,230
CVB Financial	3,000	48
CYS Investments†	21,700	193
DCT Industrial Trust†	12,400	430
DDR†	3,550	66
Dime Community Bancshares	3,600	58
Douglas Emmett†	28,075	837
Duke Realty†	3,930	86
DuPont Fabros Technology†	23,300	761
Dynex Capital†	37,400	317
Eagle Bancorp*	50,306	1,932
EastGroup Properties†	7,515	452
Education Realty Trust†	42,699	1,511
Employers Holdings	74,420	2,009
Endurance Specialty Holdings	14,694	898
Enterprise Bancorp	1,100	23
Enterprise Financial Services	3,150	65
EPR Properties, Cl A†	12,105	727
Equity LifeStyle Properties†	1,100	60
Equity One, Cl A†	23,643	631
Equity Residential†	2,000	156
Essex Property Trust†	259	60
EverBank Financial, Cl A	76,090	1,372
Evercore Partners, Cl A	21,745	1,123
Excel Trust†	47,000	659
Extra Space Storage†	600	41
Ezcorp, Cl A (A)*	11,400	104
FBR*	34,700	802
FCB Financial Holdings, Cl A*	500	14
Federal Agricultural Mortgage, Cl C	14,900	420
Federated Investors, Cl B (A)	11,864	402
FelCor Lodging Trust†	90,900	1,044
Fidelity & Guaranty Life	55,200	1,170
Fidelity Southern	4,462	75
Financial Institutions	2,000	46
First American Financial	18,710	668
First Bancorp	4,150	73
First BanCorp Puerto Rico*	30,800	191
First Busey	14,300	96
First Business Financial Services	1,200	52
First Citizens BancShares, Cl A	1,000	260
First Commonwealth Financial	78,200	704
First Community Bancshares	24,445	428
First Defiance Financial	2,600	85
First Financial	2,900	104
First Financial Northwest	350	4
First Horizon National	59,105	845
First Interstate BancSystem, Cl A	22,000	612
First Merchants	9,650	227
First Midwest Bancorp	12,800	222
First NBC Bank Holding*	8,820	291
First of Long Island	300	8
FirstMerit, Cl A	9,605	183
Flagstar Bancorp*	4,550	66
Flushing Financial	50,925	1,022
FNB (Pennsylvania)	19,650	258

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
FNFV Group (A)*	25,900	$365
Forest City Enterprises, Cl A*	25,105	641
Franklin Street Properties†	26,000	333
Fulton Financial	144,560	1,784
General Growth Properties†	2,582	76
GEO Group†	36,800	1,610
German American Bancorp	2,250	66
Glacier Bancorp, Cl A	33,385	840
Gladstone Commercial†	20,500	382
Gramercy Property Trust†	37,775	1,060
Great Southern Bancorp	2,100	83
Great Western Bancorp	6,850	151
Green Bancorp*	2,800	31
Guaranty Bancorp	1,500	25
Hancock Holding, Cl A	34,424	1,028
Hanover Insurance Group, Cl A	61,828	4,488
Hatteras Financial†	38,400	697
HCP†	2,462	106
Health Care†	1,980	153
Heartland Financial USA	4,000	130
Hercules Technology Growth Capital, Cl A (A)	24,200	326
Heritage Commerce	3,000	27
Heritage Financial	4,550	77
Heritage Oaks Bancorp	700	6
Hersha Hospitality Trust, Cl A†	57,300	371
Highwoods Properties†	33,110	1,516
Hilltop Holdings*	7,450	145
Home BancShares	29,710	1,007
Home Loan Servicing Solutions (A)	26,350	436
Horace Mann Educators, Cl A	38,509	1,317
Horizon Bancorp	2,175	51
Hospitality Properties Trust†	12,900	426
Host Hotels & Resorts†	4,206	85
IBERIABANK	34,968	2,204
Independent Bank	150	2
Infinity Property & Casualty	10,809	887
Inland Real Estate†	17,700	189
International Bancshares	31,855	829
Investors Bancorp	178,684	2,094
Janus Capital Group (A)	18,000	309
Kemper, Cl A	31,500	1,227
Kennedy-Wilson Holdings	44,000	1,150
Kilroy Realty†	400	30
Kimco Realty†	2,550	68
Kite Realty Group Trust†	2,100	59
Ladder Capital, Cl A†	1,850	34
Lakeland Financial	1,250	51
LaSalle Hotel Properties†	21,320	828
LendingTree*	100	6
Lexington Realty Trust†	117,737	1,157
Liberty Property Trust†	1,250	45
Macerich†	811	68
Maiden Holdings	94,000	1,394
MainSource Financial Group	50,050	983
MB Financial	26,429	827
Medical Properties Trust†	71,425	1,053
Meridian Bancorp*	53,100	699
Meta Financial Group	2,950	117
Metro Bancorp	1,500	41
MFA Financial†	123,602	972
MGIC Investment*	11,650	112
Mid-America Apartment Communities†	450	35

Description	Shares	Market Value ($ Thousands)
MidSouth Bancorp	4,000	$59
MidWestOne Financial Group	1,350	39
Montpelier Re Holdings	19,300	742
Mortgage Investment Trust†	16,600	313
National Bank Holdings, Cl A	16,356	308
National Bankshares, Cl A	1,050	31
National Health Investors†	15,485	1,100
National Penn Bancshares	64,554	695
NBT Bancorp	5,850	147
Nelnet, Cl A	25,500	1,207
Northfield Bancorp	63,487	941
Northrim BanCorp	2,200	54
Northwest Bancshares	16,475	195
OceanFirst Financial	30,300	523
OFG Bancorp (A)	39,750	649
Old National Bancorp, Cl A	60,350	856
Oppenheimer Holdings, Cl A	11,000	258
Pacific Continental	2,400	32
Pacific Premier Bancorp*	1,500	24
PacWest Bancorp	38,016	1,783
Palmetto Bancshares	650	12
Pebblebrook Hotel Trust†	22,114	1,030
Pennsylvania Real Estate Investment Trust†	26,400	613
PennyMac Financial Services, Cl A*	500	9
PennyMac Mortgage Investment Trust†	18,700	398
Pinnacle Financial Partners	550	24
Popular*	61,700	2,122
Post Properties†	350	20
Preferred Bank	3,450	95
PrivateBancorp, Cl A	35,450	1,247
ProLogis†	4,139	180
Prosperity Bancshares (A)	8,750	459
Provident Financial Services	11,850	221
Public Storage†	757	149
Radian Group (A)	58,515	983
RAIT Financial Trust†	9,799	67
Regency Centers†	681	46
Renasant	25,665	771
Republic Bancorp, Cl A (A)	20,200	499
Retail Opportunity Investments†	1,900	35
RLJ Lodging Trust†	1,600	50
Rouse Properties†	49,100	931
S&T Bancorp	17,200	488
Safeguard Scientifics*	29,837	540
Select Income†	15,700	392
Selective Insurance Group	32,935	957
Senior Housing Properties Trust†	2,900	64
ServisFirst Bancshares	2,500	82
Sierra Bancorp	1,800	30
Simmons First National, Cl A	2,600	118
Simon Property Group†	1,594	312
SL Green Realty (A)†	492	63
South State	3,866	264
StanCorp Financial Group	21,625	1,483
Starwood Property Trust†	23,800	578
State Bank Financial	64,700	1,359
Sterling Bancorp	82,901	1,112
Stifel Financial*	15,065	840
Stock Yards Bancorp	3,050	105
Summit Hotel Properties†	51,200	720
Sunstone Hotel Investors†	18,895	315

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Susquehanna Bancshares	19,502	$267
Symetra Financial	33,900	795
Talmer Bancorp, Cl A	9,200	141
Taubman Centers†	750	58
TCF Financial	122,010	1,918
Texas Capital Bancshares*	400	19
THL Credit	24,700	304
Tompkins Financial	11,300	608
TowneBank	5,800	93
TriCo Bancshares	550	13
TriState Capital Holdings*	2,650	28
Triumph Bancorp*	1,850	25
Trustmark	6,050	147
Two Harbors Investment†	37,000	393
UDR†	2,500	85
UMB Financial	2,450	130
Umpqua Holdings	13,174	226
Union Bankshares	23,000	511
United Bankshares (A)	3,370	127
United Community Banks	57,250	1,081
Univest Corp of Pennsylvania	4,050	80
Validus Holdings	25,456	1,072
Valley National Bancorp	9,800	92
Ventas†	1,419	104
Vornado Realty Trust†	900	101
Walker & Dunlop*	1,000	18
Washington Federal	12,800	279
Webster Financial	57,130	2,117
WesBanco	15,150	494
West Bancorporation	2,300	46
Western Alliance Bancorp*	67,705	2,007
Western Asset Mortgage Capital (A)†	24,400	368
Wilshire Bancorp	17,800	177
Winthrop Realty Trust†	34,700	566
Wintrust Financial	31,605	1,507
World Acceptance (A)*	5,149	375
WSFS Financial	17,085	1,292
Yadkin Financial*	58,900	1,196

		141,258

Health Care — 5.9%
Accuray (A)*	170,500	1,586
Alere*	11,000	538
Amsurg*	37,987	2,337
AngioDynamics*	41,885	745
Bio-Reference Laboratories*	7,100	250
Charles River Laboratories International*	14,719	1,167
Chemed	2,400	287
Conmed	15,015	758
Emergent Biosolutions*	35,195	1,012
Exactech*	12,600	323
Globus Medical, Cl A*	44,210	1,116
Greatbatch*	24,770	1,433
Halyard Health*	19,505	960
HealthSouth	36,300	1,610
Hill-Rom Holdings	7,300	358
Ligand Pharmaceuticals (A)*	14,655	1,130
Magellan Health*	7,050	499
MEDNAX*	8,885	644
Natus Medical*	6,800	268
PDL BioPharma	48,900	344
PerkinElmer	17,470	893
PharMerica*	9,900	279

Description	Shares	Market Value ($ Thousands)
PhotoMedex (A)*	18,900	$38
POZEN*	8,500	66
Prestige Brands Holdings, Cl A*	36,778	1,577
SciClone Pharmaceuticals*	42,500	377
Select Medical Holdings	68,400	1,015
Symmetry Surgical*	7,850	57
Teleflex	4,647	561
Trinity Biotech ADR	53,500	1,030

		23,258

Industrials — 15.8%
AAR	20,200	620
ACCO Brands*	51,500	428
Actuant, Cl A	14,332	340
Aegean Marine Petroleum Network	14,900	214
Aegion, Cl A*	27,200	491
Air Transport Services Group*	52,200	482
Aircastle	39,500	887
Alamo Group	6,300	398
Alaska Air Group	10,900	721
Altra Industrial Motion	14,496	401
American Railcar Industries (A)	5,800	288
Ampco-Pittsburgh	7,500	131
Apogee Enterprises	21,885	945
ArcBest	9,200	349
Astronics*	10,370	764
Astronics, Cl B*	940	69
Atlas Air Worldwide Holdings*	8,000	344
Barnes Group	48,340	1,957
Brink’s	28,900	798
Celadon Group	25,900	705
CIRCOR International	9,140	500
Clarcor	17,350	1,146
Clean Harbors (A)*	16,957	963
Curtiss-Wright	38,929	2,878
Deluxe	10,200	707
EMCOR Group	33,291	1,547
EnPro Industries	9,903	653
Esterline Technologies*	7,800	893
Forward Air	20,225	1,098
FreightCar America, Cl A	37,600	1,182
FTI Consulting*	22,400	839
G&K Services	22,171	1,608
Generac Holdings (A)*	27,515	1,340
Global Power Equipment Group	64,500	851
GrafTech International*	161,600	628
Great Lakes Dredge & Dock*	279,800	1,682
Hawaiian Holdings*	40,500	892
Healthcare Services Group	33,470	1,075
Hexcel, Cl A	14,372	739
Huron Consulting Group*	24,998	1,654
Hyster-Yale Materials Handling	11,000	806
ICF International, Cl A*	8,900	364
Interface, Cl A	37,526	780
ITT	17,807	711
JetBlue Airways (A)*	45,800	882
John Bean Technologies, Cl A	24,930	890
Kadant	33,737	1,775
KAR Auction Services	24,986	948
KBR	35,100	508
Korn/Ferry International	19,328	635
LB Foster, Cl A	5,700	271
Lydall*	10,735	341
Meritor*	40,300	508

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Moog, Cl A*	8,604	$646
MYR Group*	11,500	360
Navigant Consulting*	12,700	165
NN, Cl A	300	8
Northwest Pipe*	15,700	360
Orbital ATK	4,500	345
Orion Marine Group*	65,128	577
Pitney Bowes	34,200	798
Primoris Services	43,500	748
Quad	18,500	425
Rand Logistics*	50,700	165
Regal-Beloit	9,168	733
Republic Airways Holdings (A)*	35,200	484
RR Donnelley & Sons	18,986	364
Safe Bulkers (A)	31,000	111
Scorpio Bulkers*	50,700	120
Skywest	27,200	397
Standex International	7,100	583
Steelcase, Cl A	16,800	318
Swift Transportation, Cl A*	20,600	536
TAL International Group (A)	10,400	424
Team*	13,243	516
Teledyne Technologies*	4,667	498
Terex	10,775	287
Tetra Tech	23,350	561
Textainer Group Holdings	8,400	252
Titan Machinery (A)*	35,500	474
Toro	10,320	724
TriMas*	36,605	1,127
Triumph Group	13,351	797
Tutor Perini*	86,500	2,020
United Stationers	6,500	266
VSE	5,800	475
Wabash National*	26,100	368
Watts Water Technologies, Cl A	10,875	598
Werner Enterprises	12,100	380
WESCO International (A)*	12,065	843

		62,479

Information Technology — 11.6%
ACI Worldwide*	43,910	951
Acxiom*	42,395	784
Adtran	24,753	462
Advanced Energy Industries*	29,610	760
Amkor Technology*	76,200	673
Atmel	76,415	629
Belden	15,566	1,456
Benchmark Electronics*	30,800	740
Black Box	12,300	257
Blackbaud, Cl A	22,640	1,073
Booz Allen Hamilton Holding, Cl A	9,715	281
BroadSoft*	26,083	873
CACI International, Cl A*	14,655	1,318
Cadence Design Systems*	81,651	1,506
Ciber*	187,200	771
Coherent*	7,702	500
Computer Task Group	34,900	255
Convergys	29,545	676
Cray*	32,145	903
CSG Systems International	25,600	778
Dealertrack Technologies*	23,260	896
Diebold	17,181	609
Digi International*	77,400	773
Diodes*	13,100	374
Dot Hill Systems*	123,800	656

Description	Shares	Market Value ($ Thousands)
Emulex*	41,400	$330
Entegris*	82,495	1,129
EVERTEC	25,756	563
Exar*	106,200	1,067
ExlService Holdings*	18,312	681
Extreme Networks*	113,600	359
Fair Isaac	6,977	619
Finisar*	16,000	341
Heartland Payment Systems	11,489	538
IGATE*	13,144	561
Inphi*	38,597	688
Insight Enterprises*	27,600	787
Integrated Silicon Solution	15,700	281
Intersil, Cl A	68,017	974
Intralinks Holdings, Cl A*	43,630	451
Ixia*	44,038	534
j2 Global	11,655	766
Kofax*	78,300	857
Kulicke & Soffa Industries*	29,000	453
Mentor Graphics	59,540	1,431
MKS Instruments	18,765	635
MoneyGram International*	26,500	229
Multi-Fineline Electronix*	7,600	139
NETGEAR*	21,800	717
Photronics*	28,300	241
Plantronics	16,500	874
PRGX Global*	53,600	215
PTC*	39,078	1,413
Pulse Electronics (A)*	3,630	6
QLogic*	58,800	867
Rogers*	11,815	971
Sanmina*	27,400	663
Semtech*	26,837	715
Solera Holdings	15,642	808
SYNNEX	7,300	564
Take-Two Interactive Software, Cl A*	31,735	808
Tech Data*	9,100	526
TeleCommunication Systems, Cl A*	47,000	180
TeleTech Holdings	12,100	308
TESSCO Technologies	6,000	148
Ultratech*	11,700	203
Verint Systems*	19,370	1,199
Xcerra*	58,900	524
Zebra Technologies, Cl A*	5,489	498

		45,815

Materials — 3.8%
Allegheny Technologies	28,675	861
Balchem	11,230	622
Berry Plastics Group*	46,399	1,679
Cabot	20,043	902
Carpenter Technology	10,900	424
Cytec Industries	7,962	430
Domtar	7,700	356
Glatfelter	14,800	407
Headwaters, Cl A*	54,510	1,000
Innophos Holdings	10,066	567
Innospec	7,300	339
Minerals Technologies	11,395	833
Neenah Paper, Cl A	5,700	356
Novagold Resources (A)*	93,300	276
Olin	20,900	669
PolyOne	20,580	769

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

March 31, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
RTI International Metals*	17,055	$612
Schweitzer-Mauduit International	10,400	480
Sensient Technologies	34,146	2,352
Silgan Holdings	20,276	1,179

		15,113

Telecommunication Services — 0.5%
Cogent Communications Holdings	13,305	470
Inteliquent	29,000	456
Iridium Communications (A)*	76,700	745
Spok Holdings	21,800	418

		2,089

Utilities — 4.1%
ALLETE	36,960	1,950
Avista	28,900	988
Cadiz (A)*	56,700	582
Chesapeake Utilities	12,800	648
Empire District Electric	16,100	400
Great Plains Energy	46,812	1,249
Idacorp, Cl A	8,470	532
NorthWestern	6,802	366
Piedmont Natural Gas (A)	16,300	601
PNM Resources	78,110	2,281
Portland General Electric (A)	91,532	3,395
South Jersey Industries, Cl A	10,795	586
Southwest Gas	15,060	876
UIL Holdings	35,885	1,845

		16,299

Total Common Stock (Cost $317,187) ($ Thousands)		376,307

EXCHANGE TRADED FUNDS — 0.8%
iShares Russell 2000 ETF (A)	12,748	1,585
iShares Russell 2000 Value ETF	13,800	1,424

		3,009

Total Exchange Traded Funds (Cost $2,503) ($ Thousands)		3,009

AFFILIATED PARTNERSHIP — 5.8%
SEI Liquidity Fund, L.P. 0.120%**† (B)	22,692,422	22,692

Total Affiliated Partnership (Cost $22,692) ($ Thousands)		22,692

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	15,188,549	15,189

Total Cash Equivalent (Cost $15,189) ($ Thousands)		15,189

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bills
0.020%, 05/28/15 (C) (D)	$1,100	1,100

Total U.S. Treasury Obligation (Cost $1,100) ($ Thousands)		1,100

Total Investments — 105.9% (Cost $358,671) ($ Thousands)		$418,297

The open futures contracts held by the Fund at March 31, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	80	Jun-2015	$309

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $394,920 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 was $22,692 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2015 was $21,791 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$376,307	$—	$—	$376,307
Exchange Traded Funds	3,009	—	—	3,009
Affiliated Partnership	—	22,692	—	22,692
Cash Equivalent	15,189	—	—	15,189
U.S. Treasury Obligation	—	1,100	—	1,100

Total Investments in Securities	$394,505	$23,792	$—	$418,297

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$309	$—	$—	$309

Total Other Financial Instruments	$309	$—	$—	$309

*	Futures contracts are valued at unrealized depreciation on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.1%

Consumer Discretionary — 16.4%
2U*	88,881	$2,274
AMC Entertainment Holdings, Cl A	11,960	424
American Axle & Manufacturing Holdings*	16,643	430
Arctic Cat	8,356	303
Asbury Automotive Group*	1,400	116
Big Lots	8,006	385
Bloomin’ Brands	23,700	577
Boot Barn Holdings*	31,107	744
Boyd Gaming*	20,493	291
Bravo Brio Restaurant Group*	6,600	97
Bright Horizons Family Solutions*	15,222	780
Brown Shoe	8,700	285
Brunswick	10,125	521
Buffalo Wild Wings*	5,187	940
Build-A-Bear Workshop*	7,100	140
Burlington Stores*	17,416	1,035
Cabela’s (A)*	1,799	101
Callaway Golf	46,500	443
Capella Education	14,028	910
Carmike Cinemas*	12,281	413
Carter’s	14,722	1,361
Cato, Cl A	3,200	127
Chuy’s Holdings*	35,069	790
Columbia Sportswear	8,579	522
Container Store Group (A)*	24,627	469
Cooper Tire & Rubber	2,900	124
Core-Mark Holding, Cl A	6,700	431
Dana Holding	1,600	34
Del Frisco’s Restaurant Group*	26,913	542
Diamond Resorts International*	32,938	1,101
DineEquity	1,000	107
Dorman Products (A)*	17,256	859
Drew Industries	5,100	314
Entravision Communications, Cl A	44,500	282
EW Scripps, Cl A*	17,798	506
Fiesta Restaurant Group*	23,493	1,433
Five Below*	64,243	2,285
G-III Apparel Group*	4,444	501
Grand Canyon Education*	19,800	857
Gray Television*	41,027	567
Helen of Troy*	200	16
hhgregg, Cl A*	13,300	82
Hibbett Sports*	13,357	655
HSN, Cl A	1,800	123
IMAX (A)*	24,036	810
Jack in the Box	20,130	1,931
K12*	7,400	116
Kate Spade*	17,540	586
Kirkland’s*	16,221	385
La Quinta Holdings*	17,572	416
Lands’ End*	9,324	335
La-Z-Boy, Cl Z	14,800	416
Life Time Fitness*	600	43
Lithia Motors, Cl A	9,038	898
Loral Space & Communications*	6,000	411
Malibu Boats, Cl A*	36,887	861
MDC Partners, Cl A	15,050	427

Description	Shares	Market Value ($ Thousands)
Men’s Wearhouse	13,723	$716
Monro Muffler (A)	9,256	602
Movado Group	4,900	140
National CineMedia	120,060	1,813
Nautilus*	26,725	408
New Media Investment Group	21,296	509
Orbitz Worldwide*	12,600	147
Overstock.com*	22,300	540
Papa Murphy’s Holdings*	17,896	325
Penske Auto Group, Cl A	9,239	476
PetMed Express (A)	7,200	119
Pier 1 Imports	2,700	38
Pool	21,581	1,506
Popeyes Louisiana Kitchen*	6,002	359
Red Robin Gourmet Burgers*	7,398	644
Rentrak (A)*	6,854	381
Restoration Hardware Holdings*	6,004	596
Ruth’s Chris Steak House	48,400	769
Select Comfort*	17,895	617
ServiceMaster Global Holdings*	30,058	1,015
Shutterfly*	12,898	583
Six Flags Entertainment	8,516	412
Skechers U.S.A., Cl A*	16,905	1,216
Sonic	12,806	406
Sportsman’s Warehouse Holdings (A)*	48,279	386
Stage Stores	18,381	421
Standard Motor Products	3,000	127
Steven Madden*	25,072	953
Stoneridge*	14,200	160
Strayer Education*	1,400	75
TAL Education Group ADR (A)*	14,038	466
Tempur-Pedic International*	9,946	574
Tenneco*	10,100	580
Texas Roadhouse, Cl A	13,596	495
Tile Shop Holdings*	36,209	439
Tower International*	9,300	247
TRI Pointe Homes*	20,914	323
Tuesday Morning*	55,720	897
Tumi Holdings (A)*	30,906	756
Universal Electronics*	700	40
Vail Resorts	10,646	1,101
Vera Bradley (A)*	19,810	321
Vitamin Shoppe*	10,413	429
Wayfair, Cl A (A)*	35,958	1,155
Winmark	4,457	390
Wolverine World Wide (A)	63,803	2,134
Zoe’s Kitchen (A)*	18,777	625

		60,363

Consumer Staples — 2.1%
Andersons	7,600	315
Boston Beer, Cl A (A)*	1,000	267
Casey’s General Stores	10,650	960
Chefs’ Warehouse Holdings (A)*	20,569	461
Diamond Foods*	16,329	532
Diplomat Pharmacy*	10,738	371
Freshpet (A)*	59,137	1,149
J&J Snack Foods	1,600	171
Lancaster Colony	5,003	476
Medifast*	15,267	457
Natural Grocers by Vitamin Cottage*	300	8
Pinnacle Foods	10,589	432

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Post Holdings*	8,263	$387
PriceSmart	1,500	128
Sanderson Farms (A)	2,500	199
Sprouts Farmers Market*	21,896	771
USANA Health Sciences*	6,000	667

		7,751

Energy — 3.0%
Abraxas Petroleum*	140,400	456
Callon Petroleum*	55,477	415
Clayton Williams Energy*	2,100	106
Delek US Holdings	13,887	552
Diamondback Energy, Cl A*	2,700	207
Dril-Quip*	9,920	678
Eclipse Resources (A)*	16,620	93
Era Group*	24,537	511
Evolution Petroleum	183,544	1,092
Forum Energy Technologies*	17,084	335
Geospace Technologies*	300	5
Green Plains	11,400	326
Gulfport Energy*	9,510	437
ION Geophysical*	52,900	115
Laredo Petroleum (A)*	66,741	870
Matador Resources (A)*	10,556	231
Matrix Service*	19,800	348
Oil States International*	6,536	260
PDC Energy, Cl A*	10,067	544
PetroQuest Energy*	77,600	179
Pioneer Energy Services*	3,000	16
REX American Resources*	14,800	900
RigNet, Cl A*	38,052	1,088
Sabine Oil & Gas*	30,600	3
Superior Energy Services	13,592	304
US Silica Holdings (A)	22,218	791

		10,862

Financials — 5.9%
AmTrust Financial Services (A)	7,911	451
Bank of the Ozarks (A)	40,523	1,496
Banner	12,950	594
BGC Partners, Cl A	19,900	188
BofI Holding*	9,246	860
Capital Bank Financial, Cl A*	14,946	413
City National	5,601	499
Credit Acceptance, Cl A*	2,530	493
EastGroup Properties†	13,441	808
Evercore Partners, Cl A	300	16
Federated National Holding	3,400	104
Financial Engines (A)	34,123	1,427
First Cash Financial Services*	1,028	48
GEO Group†	9,584	419
HFF, Cl A	10,000	375
Highwoods Properties†	6,901	316
IBERIABANK	9,644	608
Kennedy-Wilson Holdings	13,988	366
LendingTree*	8,648	485
MarketAxess Holdings	6,009	498
National Health Investors†	3,400	241
On Deck Capital (A)*	12,320	262
Pebblebrook Hotel Trust†	16,007	746
PennantPark Investment	96,815	876
Potlatch†	3,523	141
PRA Group (A)*	3,500	190
PrivateBancorp, Cl A	19,440	684

Description	Shares	Market Value ($ Thousands)
PS Business Parks†	1,400	$116
RE, Cl A	11,277	374
Ryman Hospitality Properties†	6,898	420
Sabra Health Care†	2,200	73
Signature Bank NY, Cl B*	9,573	1,240
South State	11,448	783
Sovran Self Storage†	2,000	188
Springleaf Holdings, Cl A*	12,529	649
Stifel Financial*	11,570	645
Strategic Hotels & Resorts*†	24,100	300
Summit Hotel Properties†	28,748	404
Sun Communities†	4,100	274
SVB Financial Group, Cl B*	5,963	758
Texas Capital Bancshares*	10,525	512
United Insurance Holdings	3,000	67
Value Creation (B) (C)*	145,600	61
Virtus Investment Partners	200	26
Western Alliance Bancorp*	5,560	165
WisdomTree Investments (A)	56,560	1,214

		21,873

Health Care — 25.2%‡
ABIOMED (A)*	8,190	586
Acadia Healthcare, Cl A (A)*	51,789	3,708
ACADIA Pharmaceuticals (A)*	18,105	590
Acceleron Pharma (A)*	8,960	341
Achillion Pharmaceuticals*	22,357	220
Acorda Therapeutics*	14,500	483
Addus HomeCare*	25,600	589
Aegerion Pharmaceuticals, Cl A (A)*	11,216	294
Aerie Pharmaceuticals*	21,467	673
Agenus*	77,018	395
Agios Pharmaceuticals*	2,839	268
Akorn (A)*	36,926	1,754
Alder Biopharmaceuticals*	8,400	242
Align Technology*	9,960	536
AMAG Pharmaceuticals (A)*	6,988	382
Amicus Therapeutics*	43,887	478
AMN Healthcare Services*	17,980	415
Ampio Pharmaceuticals (A)*	47,362	357
Amsurg*	7,508	462
AngioDynamics*	22,171	394
ANI Pharmaceuticals (A)*	3,600	225
Anika Therapeutics*	15,000	618
Aratana Therapeutics*	43,702	700
Arrowhead Research (A)*	43,983	298
Atara Biotherapeutics (A)*	10,371	431
AtriCure*	18,731	384
Auspex Pharmaceuticals*	6,825	684
Avalanche Biotechnologies*	5,829	236
Bellicum Pharmaceuticals (A)*	6,486	150
BioCryst Pharmaceuticals (A)*	6,400	58
BioDelivery Sciences International*	48,199	506
Bio-Rad Laboratories, Cl A*	3,155	426
Bluebird Bio*	8,444	1,020
Cambrex*	34,533	1,369
Cantel Medical	2,600	123
Cardiovascular Systems*	25,261	986
Castlight Health, Cl B (A)*	43,938	341
Celldex Therapeutics, Cl A*	4,900	137
Cellectis ADR	4,664	161
Cempra*	12,173	418

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Centene*	9,077	$642
Cepheid*	6,754	384
Chimerix*	26,090	983
Clovis Oncology*	3,944	293
Coherus Biosciences*	31,855	974
Computer Programs & Systems (A)	5,300	288
Cyberonics*	600	39
Cynosure, Cl A*	3,100	95
Depomed*	29,330	657
DexCom*	35,086	2,187
Dyax*	29,676	497
Dynavax Technologies*	17,354	389
Eagle Pharmaceuticals*	6,949	291
Emergent Biosolutions*	8,800	253
Endocyte*	31,900	200
Endologix*	69,861	1,192
Ensign Group	3,600	169
Esperion Therapeutics (A)*	9,656	894
Exact Sciences (A)*	35,468	781
ExamWorks Group (A)*	17,509	729
Five Prime Therapeutics*	2,900	66
Fluidigm (A)*	29,108	1,225
GenMark Diagnostics*	48,600	631
Globus Medical, Cl A*	21,700	548
GW Pharmaceuticals ADR (A)*	2,840	259
Halozyme Therapeutics (A)*	64,972	928
Health Net, Cl A*	8,145	493
HealthSouth	31,729	1,407
HeartWare International*	7,636	670
Heron Therapeutics*	28,539	415
Hill-Rom Holdings	7,992	392
Horizon Pharma*	15,350	399
ICON*	8,789	620
Idera Pharmaceuticals*	24,400	91
Ignyta*	23,308	232
ImmunoGen (A)*	18,000	161
Impax Laboratories*	8,566	402
Insmed*	54,139	1,126
Insulet*	30,944	1,032
Intrexon*	7,527	342
Invitae (A)*	9,020	151
Ironwood Pharmaceuticals, Cl A*	6,600	106
Isis Pharmaceuticals (A)*	28,936	1,842
Jazz Pharmaceuticals*	2,931	506
Juno Therapeutics (A)*	7,026	426
K2M Group Holdings*	41,587	917
Karyopharm Therapeutics (A)*	5,460	167
Keryx Biopharmaceuticals (A)*	24,169	308
Kindred Healthcare	1	—
Kite Pharma (A)*	12,623	728
KYTHERA Biopharmaceuticals (A)*	4,693	235
Lannett*	5,700	386
LDR Holding*	53,626	1,965
Ligand Pharmaceuticals (A)*	5,623	434
Luminex*	4,500	72
MacroGenics*	11,937	374
Magellan Health*	6,219	440
MannKind (A)*	26,900	140
Masimo*	1,500	49
Medidata Solutions*	6,961	341
Merit Medical Systems*	32,188	620

Description	Shares	Market Value ($ Thousands)
Merrimack Pharmaceuticals (A)*	35,137	$417
Molina Healthcare*	8,800	592
Momenta Pharmaceuticals*	11,300	172
National Research, Cl A	21,246	306
Natus Medical*	13,500	533
Nektar Therapeutics*	31,109	342
Neovasc*	20,012	180
Neurocrine Biosciences*	11,839	470
Nevro*	26,821	1,286
NewLink Genetics*	5,983	327
Novadaq Technologies (A)*	74,137	1,204
Novavax (A)*	54,381	450
NuVasive*	7,800	359
NxStage Medical*	9,600	166
Omeros*	16,899	372
Omnicell*	400	14
Ophthotech*	18,148	844
OraSure Technologies*	37,400	245
Orexigen Therapeutics (A)*	44,293	347
Otonomy*	7,275	257
OvaScience*	7,146	248
Pacific Biosciences of California*	13,400	78
Pacira Pharmaceuticals*	2,863	254
Parexel International*	8,183	565
PDL BioPharma	12,900	91
Pernix Therapeutics Holdings*	1,300	14
Portola Pharmaceuticals, Cl A*	12,009	456
POZEN*	28,800	222
Premier, Cl A*	17,129	644
Prestige Brands Holdings, Cl A*	22,202	952
Progenics Pharmaceuticals (A)*	64,020	383
Providence Service*	13,400	712
PTC Therapeutics*	4,580	279
Puma Biotechnology*	7,340	1,733
Quidel*	14,398	388
RadNet*	13,300	112
Receptos*	11,233	1,852
Relypsa*	27,709	999
Repligen*	19,537	593
Repros Therapeutics*	7,800	67
Revance Therapeutics (A)*	29,743	617
Sage Therapeutics (A)*	21,280	1,069
Sagent Pharmaceuticals*	12,576	292
Sangamo Biosciences*	24,394	383
SciClone Pharmaceuticals*	9,100	81
Select Medical Holdings	19,800	293
Sirona Dental Systems, Cl A*	6,793	611
Spark Therapeutics*	5,186	402
Spectranetics (A)*	27,504	956
STERIS, Cl A	10,308	724
Sucampo Pharmaceuticals, Cl A*	26,178	407
Supernus Pharmaceuticals*	15,800	191
Surgical Care Affiliates*	24,150	829
Synageva BioPharma, Cl A (A)*	9,606	937
Syneron Medical*	41,996	520
Team Health Holdings*	16,651	974
TESARO (A)*	17,213	988
Tetraphase Pharmaceuticals*	22,203	814
TG Therapeutics*	26,880	416
Thoratec*	10,600	444
Trupanion (A)*	58,654	469
Ultragenyx Pharmaceutical*	4,053	252

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Unilife (A)*	190,222	$763
US Physical Therapy	8,838	420
Veeva Systems, Cl A*	25,976	663
Versartis*	26,948	495
WellCare Health Plans*	10,172	930
West Pharmaceutical Services	1,000	60
Xencor*	32,235	494
XenoPort*	14,200	101
Zeltiq Aesthetics*	13,327	411
ZS Pharma*	6,298	265

		92,817

Industrials — 16.3%
Actuant, Cl A	24,866	590
Acuity Brands	8,778	1,476
Advisory Board*	8,187	436
Allegiant Travel, Cl A	3,946	759
American Woodmark*	5,900	323
Apogee Enterprises	7,633	330
ArcBest	7,800	296
Argan	10,700	387
Astronics*	6,125	451
Astronics, Cl B*	1,972	144
Atlas Air Worldwide Holdings*	8,187	352
Beacon Roofing Supply (A)*	10,464	328
Blount International*	7,100	92
Caesarstone Sdot-Yam	6,520	396
Carlisle	16,790	1,555
Chart Industries*	1,300	46
CIRCOR International	2,200	120
Clean Harbors (A)*	35,520	2,017
Corporate Executive Board	26,167	2,090
Covenant Transportation Group, Cl A*	12,017	398
Curtiss-Wright	1,800	133
Deluxe	1,100	76
Dycom Industries*	30,720	1,500
EMCOR Group	14,504	674
Exponent	2,800	249
Fortune Brands Home & Security	11,936	567
Forward Air	17,099	929
G&K Services	4,531	329
GenCorp*	19,332	448
Genesee & Wyoming, Cl A*	8,591	828
Global Brass & Copper Holdings	3,200	49
Graco	4,691	339
H&E Equipment Services	52,297	1,307
Hawaiian Holdings*	2,700	59
Heartland Express	26,512	630
Heico, Cl A	28,385	1,406
HEICO	6,594	403
Heritage-Crystal Clean*	127,334	1,490
Hexcel, Cl A	39,107	2,011
Hub Group, Cl A*	7,459	293
Hyster-Yale Materials Handling	8,200	601
IDEX	9,432	715
Insperity, Cl A	9,336	488
Interface, Cl A	21,804	453
John Bean Technologies, Cl A	4,500	161
Kadant	8,517	448
Kennametal	21,752	733
Kforce	7,600	170
Kirby*	9,365	703

Description	Shares	Market Value ($ Thousands)
Korn/Ferry International	12,400	$408
Lennox International	1,500	168
Lincoln Electric Holdings	11,160	730
Lindsay (A)	6,009	458
Masonite International*	7,551	508
Meritor*	23,400	295
Middleby*	14,907	1,530
Mobile Mini	12,837	547
Moog, Cl A*	3,900	293
MSA Safety	900	45
Mueller Water Products, Cl A	5,500	54
MYR Group*	13,650	428
Norcraft*	10,309	264
Old Dominion Freight Line, Cl A*	9,089	703
Park-Ohio Holdings	10,367	546
Patrick Industries*	9,548	595
PGT*	29,300	327
Polypore International*	13,454	793
Power Solutions International (A)*	17,941	1,153
Primoris Services	38,695	665
Proto Labs (A)*	9,128	639
Raven Industries	18,328	375
RBC Bearings	7,226	553
Rexnord*	200	5
Ritchie Bros. Auctioneers (A)	25,233	629
Roadrunner Transportation Systems*	28,189	712
Rush Enterprises, Cl A*	36,203	990
Saia*	6,606	293
SP Plus*	43,424	949
Spirit Airlines*	6,290	487
Standex International	2,700	222
Steelcase, Cl A	60,626	1,148
Swift Transportation, Cl A*	32,369	842
Tennant	12,183	796
Titan Machinery*	53,193	710
Trex*	27,404	1,494
TriNet Group*	29,942	1,055
TrueBlue*	38,856	946
United Rentals*	5,586	509
US Ecology	9,324	466
USG*	25,709	686
UTI Worldwide*	30,166	371
Valmont Industries (A)	5,320	654
voxeljet ADR (A)*	37,616	298
Watsco	8,635	1,085
Werner Enterprises	1,800	57
WESCO International*	13,904	972
West	600	20
Woodward	1,200	61
XPO Logistics*	22,257	1,012

		60,324

Information Technology — 25.2%‡
Advanced Energy Industries*	24,730	635
Advent Software	8,394	370
Alliance Fiber Optic Products	39,000	679
Amkor Technology*	72,700	642
Anixter International*	2,600	198
Arista Networks*	5,783	408
Aruba Networks*	20,490	502
Aspen Technology*	49,867	1,919
AVG Technologies*	19,200	416

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Barracuda Networks*	23,635	$909
Belden	7,304	683
Blackbaud, Cl A	16,451	779
Brightcove*	28,200	207
BroadSoft*	13,199	442
Cabot Microelectronics*	6,000	300
Callidus Software*	93,911	1,191
Carbonite*	48,109	688
Cass Information Systems	15,752	884
Cavium*	43,473	3,079
ChannelAdvisor*	74,777	725
Ciena (A)*	27,218	526
Cimpress (A)*	14,735	1,243
Cirrus Logic*	17,558	584
Coherent*	800	52
CommScope Holding*	15,152	432
CommVault Systems*	10,848	474
Constant Contact*	5,600	214
Cornerstone OnDemand*	28,021	809
CoStar Group*	7,809	1,545
Cypress Semiconductor	88,785	1,253
Daktronics	11,500	124
Dealertrack Technologies*	53,780	2,072
Demandware (A)*	22,690	1,382
Diodes*	9,400	268
DTS*	12,752	434
Ebix (A)	10,555	321
Endurance International Group Holdings*	21,672	413
Entegris*	31,429	430
Envestnet*	42,154	2,364
EPAM Systems*	7,400	454
Euronet Worldwide*	31,905	1,874
Exa*	42,352	503
Extreme Networks*	11,100	35
Fair Isaac	5,582	495
FEI	5,890	450
Fleetmatics Group (A)*	13,722	615
FormFactor*	46,286	411
Fortinet*	43,957	1,536
Gigamon*	21,207	450
GrubHub (A)*	9,486	431
Guidewire Software, Cl Z (A)*	40,463	2,129
HomeAway*	23,362	705
HubSpot (A)*	30,545	1,219
Imperva*	12,192	521
Infinera*	21,737	428
Infoblox*	90,773	2,167
Inphi*	63,267	1,128
Integrated Device Technology*	39,342	788
Interactive Intelligence Group (A)*	7,563	311
InterDigital	900	46
Intersil, Cl A	29,410	421
IPG Photonics (A)*	4,569	424
j2 Global	7,192	472
Lattice Semiconductor*	97,800	620
Littelfuse	600	60
LivePerson*	53,636	549
LogMeIn*	2,200	123
Luxoft Holding, Cl A*	6,300	326
M*	30,413	1,133
Manhattan Associates*	7,800	395
Marketo (A)*	15,203	389

Description	Shares	Market Value ($ Thousands)
MAXIMUS	25,781	$1,721
Mellanox Technologies*	13,682	620
Mesa Laboratories	6,255	452
Methode Electronics	20,800	978
Microsemi*	2,000	71
MKS Instruments	13,042	441
Monolithic Power Systems	29,147	1,535
Monotype Imaging Holdings	17,200	561
NetScout Systems (A)*	9,900	434
New Relic*	5,597	194
Newport*	3,800	72
NIC	15,100	267
Nimble Storage (A)*	39,965	892
ON Semiconductor*	37,271	451
OSI Systems*	2,300	171
Palo Alto Networks*	2,532	370
Pandora Media*	19,461	315
PDF Solutions*	8,400	150
Pegasystems	11,200	244
Plantronics	3,900	207
Polycom*	20,400	273
Procera Networks (A)*	6,700	63
Proofpoint*	36,553	2,165
PROS Holdings*	14,847	367
Q2 Holdings*	15,833	335
Qlik Technologies*	37,147	1,156
QLogic*	28,325	417
Qorvo*	29,424	2,345
Qualys*	2,100	98
Rally Software Development*	28,312	444
RealD*	31,656	405
RealPage*	17,027	343
RetailMeNot*	20,781	374
Rogers*	7,428	611
Ruckus Wireless*	96,522	1,242
Science Applications International	5,000	257
SciQuest*	25,255	428
ShoreTel*	20,400	139
Shutterstock (A)*	8,847	607
Silicon Laboratories*	17,910	909
SolarWinds*	45,446	2,329
SPS Commerce*	28,242	1,895
SS&C Technologies Holdings	16,553	1,031
Stamps.com*	10,300	693
Stratasys (A)*	17,140	905
SunEdison (A)*	17,667	424
Super Micro Computer*	17,100	568
Sykes Enterprises*	8,600	214
Synaptics*	9,889	804
Syntel*	1,800	93
Tableau Software, Cl A*	18,371	1,700
Take-Two Interactive Software, Cl A*	18,105	461
TeleTech Holdings	4,300	109
Tessera Technologies	21,608	870
Travelzoo*	5,000	48
Tyler Technologies*	2,400	289
Ultimate Software Group*	8,426	1,432
Ultra Clean Holdings*	11,900	85
Unisys*	9,900	230
Universal Display*	9,603	449
VeriFone Holdings*	11,965	417
Verint Systems*	12,042	746

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Web.com Group*	300	$6
WEX*	7,667	823
Xcerra*	31,900	284
Zebra Technologies, Cl A*	8,258	749

		92,982

Materials — 2.2%
Balchem	12,412	687
Berry Plastics Group*	18,215	659
Calgon Carbon	17,000	358
Eagle Materials	8,103	677
Ferro*	51,700	649
FutureFuel	2,600	27
Globe Specialty Metals	5,300	100
Graphic Packaging Holding	16,900	246
H.B. Fuller	15,128	648
Innophos Holdings	6,900	389
KapStone Paper and Packaging	6,100	200
Louisiana-Pacific (A)*	21,497	355
Materion	700	27
PolyOne	26,125	976
Schulman A	4,800	231
Scotts Miracle-Gro, Cl A	5,954	400
Sensient Technologies	6,122	422
Summit Materials, Cl A*	18,022	399
US Concrete*	17,611	597
Worthington Industries	5,700	152

		8,199

Telecommunication Services — 0.6%
Boingo Wireless*	33,107	250
inContact*	36,383	396
Inteliquent	1,700	27
magicJack VocalTec (A)*	26,900	184
RingCentral, Cl A (A)*	99,135	1,520

		2,377

Utilities — 0.1%
American States Water	200	8
Vivint Solar*	32,656	396

		404

Total Common Stock (Cost $313,954) ($ Thousands)		357,952

EXCHANGE TRADED FUND — 0.3%
iShares Russell 2000 Growth ETF (A)	6,033	915

Total Exchange Traded Fund (Cost $903) ($ Thousands)		915

PREFERRED STOCK — 0.0%

Utilities — 0.0%
Genie Energy Ltd (D)	9,400	65

Total Preferred Stock (Cost $105) ($ Thousands)		65

RIGHTS — 0.0%
Durata Therapeutics CVR	8,500	—
Furiex Pharmaceuticals - CVR	800	—

Total Rights (Cost $—) ($Thousands)		—

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 11.7%
SEI Liquidity Fund, L.P. 0.070%**†† (E)	$42,956,281	$42,956

Total Affiliated Partnership (Cost $42,956) ($ Thousands)		42,956

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	10,240,255	10,240

Total Cash Equivalent (Cost $10,240) ($ Thousands)		10,240

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bills
0.032%, 05/28/15 (F) (G)	950	950

Total U.S. Treasury Obligation (Cost $950) ($ Thousands)		950

Total Investments — 112.0% (Cost $369,108) ($ Thousands)		$413,078

The open futures contracts held by the Fund at March 31, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	10	Jun-2015	$35

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $368,828 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 was $42,956 ($ Thousands)

(B)	Security is fair valued using methods determined in good faith by the Fair Value Pricing Committee of the Board of Trustees. The total market value of such securities as of March 31, 2015 was $61 and represented 0.0% of net assets.

(C)	Security considered illiquid. The total value of such security as of March 31, 2015 was $61 ($ Thousands) and represented 0.0% of Net Assets.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2015.

(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2015 was $40,093 ($ Thousands).

(F)	The rate reported is the effective yield at the time of purchase.

(G)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

March 31, 2015

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

L.P. — Limited Partnership

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$357,891	$—	$61	$357,952
Affiliated Partnership	—	42,956	—	42,956
Exchange Traded Fund	915	—	—	915
Preferred Stock	—	65	—	65
Rights	—	—	—	—
U.S. Treasury Obligation	—	950	—	950
Cash Equivalent	10,240	—	—	10,240

Total Investments in Securities	$369,046	$43,971	$61	$413,078

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized appreciation	$35	$—	$—	$35

Total Other Financial Instruments	$35	$—	$—	$35

*	Futures contracts are valued at the unrealized appreciation on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.9%

Consumer Discretionary — 13.4%
Advance Auto Parts	5,098	$763
AMC Networks, Cl A*	717	55
American Axle & Manufacturing Holdings*	3,600	93
American Eagle Outfitters	81,923	1,399
America’s Car-Mart*	1,300	70
ANN*	4,100	168
Apollo Education Group, Cl A*	867	16
Aramark	4,079	129
Arctic Cat	3,476	126
Asbury Automotive Group*	2,041	170
Ascena Retail Group*	15,860	230
Ascent Capital Group, Cl A*	1,500	60
Autoliv (A)	7,000	824
Autonation*	1,905	123
Barnes & Noble*	1,500	36
Beazer Homes USA, Cl A*	18,345	325
Bed Bath & Beyond*	7,267	558
Belmond, Cl A*	5,400	66
Big Lots	35,551	1,707
Biglari Holdings*	461	191
BJ’s Restaurants*	7,157	361
Bloomin’ Brands	17,720	431
Bob Evans Farms (A)	2,641	122
Boyd Gaming*	44,937	638
Bright Horizons Family Solutions (A)*	14,619	750
Brinker International	9,400	579
Brown Shoe	2,700	89
Brunswick	43,408	2,233
Buckle (A)	4,078	208
Buffalo Wild Wings*	7,855	1,424
Burlington Stores*	10,030	596
Cabela’s (A)*	10,880	609
Cablevision Systems, Cl A	5,644	103
Callaway Golf	36,270	346
Capella Education	14,650	950
Career Education*	2,696	14
Carrols Restaurant Group*	1,575	13
Carter’s	2,200	203
Cato, Cl A	9,700	384
Cheesecake Factory	3,149	155
Chico’s FAS	5,500	97
Children’s Place	23,771	1,526
Chipotle Mexican Grill, Cl A*	700	455
Chuy’s Holdings (A)*	12,285	277
Cinemark Holdings	1,913	86
Citi Trends*	653	18
Columbia Sportswear	1,000	61
Container Store Group (A)*	1,184	23
Cooper Tire & Rubber	18,400	788
Core-Mark Holding, Cl A	14,946	961
Cracker Barrel Old Country Store	600	91
CSS Industries	649	20
CST Brands	5,292	232
Dana Holding	54,869	1,161
Deckers Outdoor*	409	30
DeVry	292	10
Diamond Resorts International*	10,346	346
Dick’s Sporting Goods	6,670	380

Description	Shares	Market Value ($ Thousands)
Dillard’s, Cl A (A)	2,522	$344
DineEquity	800	86
Dollar General	5,211	393
Domino’s Pizza	2,231	224
DR Horton	7,350	209
DSW, Cl A	846	31
Dunkin’ Brands Group	2,386	114
Entercom Communications*	1,583	19
Ethan Allen Interiors	19,967	552
Express*	35,085	580
Fiesta Restaurant Group*	9,148	558
Five Below*	30,879	1,098
Foot Locker, Cl A	3,237	204
Fossil Group*	1,300	107
Francesca’s Holdings*	9,552	170
GameStop, Cl A	10,900	414
Gannett	18,864	700
Genesco*	10,583	754
Gentex	5,200	95
Gentherm (A)*	3,300	167
G-III Apparel Group*	12,589	1,418
Goodyear Tire & Rubber	20,773	563
Graham Holdings, Cl B	42	44
Grand Canyon Education*	533	23
Group 1 Automotive	1,724	149
Groupon, Cl A*	29,795	215
Guess?, Cl 3	11,442	213
H&R Block	20,000	641
Habit Restaurants, Cl A (A)*	6,700	215
Hanesbrands	7,152	240
Harley-Davidson, Cl A	9,326	567
Harman International Industries, Cl A	3,737	499
Hasbro	8,180	517
Helen of Troy*	5,974	487
HSN, Cl A	17,792	1,214
Iconix Brand Group*	1,300	44
IMAX*	39,067	1,317
International Game Technology	26,916	469
International Speedway, Cl A	900	29
Interpublic Group	33,148	733
Isle of Capri Casinos*	14,702	207
J.C. Penney*	24,570	207
Jack in the Box	5,987	574
Jarden*	9,996	529
John Wiley & Sons, Cl A	900	55
Journal Communications, Cl A*	13,350	198
Kate Spade*	5,373	179
KB Home (A)	1,372	21
Krispy Kreme Doughnuts*	84,976	1,699
Lands’ End*	236	8
La-Z-Boy, Cl Z	513	14
Lear	15,285	1,694
Leggett & Platt	2,310	106
Lennar, Cl A	3,465	180
Libbey	11,000	439
Liberty TripAdvisor Holdings, Cl A*	1,338	42
Liberty Ventures, Ser A*	1,338	56
Life Time Fitness*	800	57
Lions Gate Entertainment	5,485	186
Lithia Motors, Cl A	1,589	158
Live Nation*	5,200	131

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
LKQ*	20,997	$537
Loral Space & Communications*	800	55
lululemon athletica (A)*	2,699	173
M/I Homes (A)*	595	14
Madison Square Garden, Cl A*	3,928	333
Marcus	723	15
Matthews International, Cl A	13,564	699
Mattress Firm Holding (A)*	220	15
MDC Holdings	2,000	57
MDC Partners, Cl A	5,287	150
Men’s Wearhouse	6,088	318
Meredith	13,204	736
Meritage Homes (A)*	1,800	88
Modine Manufacturing*	2,100	28
Mohawk Industries*	1,400	260
Monro Muffler	5,724	372
Morgans Hotel Group*	3,749	29
Morningstar, Cl A	300	22
NACCO Industries, Cl A	400	21
Nathan’s Famous	200	11
National CineMedia	77,987	1,178
Nautilus*	534	8
NetFlix*	256	107
New Remy Holdco*	29,772	661
New York Times, Cl A	11,962	165
Newell Rubbermaid, Cl B	17,223	673
Nexstar Broadcasting Group, Cl A	532	30
Norwegian Cruise Line Holdings*	18,229	985
NVR*	262	348
Office Depot*	70,820	651
Outerwall	1,200	79
Oxford Industries, Cl A	3,452	261
Panera Bread, Cl A*	8,513	1,362
Papa Murphy’s Holdings*	1,688	31
Penn National Gaming*	148,358	2,323
Penske Auto Group, Cl A	1,800	93
Pep Boys-Manny Moe & Jack*	11,862	114
Pier 1 Imports (A)	17,078	239
Pinnacle Entertainment*	527	19
Polaris Industries	5,645	796
Pool	24,064	1,679
Popeyes Louisiana Kitchen*	5,887	352
Potbelly*	9,023	124
PulteGroup	7,423	165
PVH	893	95
Red Robin Gourmet Burgers*	5,117	445
Regal Entertainment Group, Cl A (A)	1,592	36
Regis*	8,334	136
Restaurant Brands International	22,733	873
Ruby Tuesday*	3,000	18
Ruth’s Chris Steak House	1,450	23
Ryland Group (A)	13,709	668
Sally Beauty Holdings*	62,468	2,147
Scholastic, Cl B	4,931	202
Scientific Games, Cl A (A)*	60,886	638
Sears Holdings (A)*	8,857	366
Select Comfort*	20,267	699
Service International	6,700	175
Shutterfly*	1,700	77
Signet Jewelers	9,058	1,257
Sinclair Broadcast Group, Cl A (A)	621	20
Six Flags Entertainment	312	15

Description	Shares	Market Value ($ Thousands)
Skechers U.S.A., Cl A*	21,398	$1,539
Skullcandy*	3,473	39
SodaStream International (A)*	23,134	469
Sonic	1,045	33
Sonic Automotive, Cl A	477	12
Sotheby’s (A)	1,400	59
Stage Stores (A)	17,500	401
Standard-Pacific*	20,871	188
Starz - Liberty Capital*	3,849	132
Steven Madden*	9,797	372
Stoneridge*	1,763	20
Strayer Education*	4,662	249
Sturm Ruger	7,913	393
Tempur Sealy International*	5,145	297
Tenneco*	14,569	837
Tesla Motors (A)*	691	131
Texas Roadhouse, Cl A	6,788	247
Thor Industries	700	44
Titan International (A)	114,568	1,073
Toll Brothers*	3,528	139
TRI Pointe Homes*	8,134	125
TRW Automotive Holdings*	2,355	247
Tuesday Morning*	44,322	714
Tumi Holdings*	13,321	326
Tupperware Brands	1,200	83
Ulta Salon Cosmetics & Fragrance*	10,360	1,563
Under Armour, Cl A*	2,400	194
Urban Outfitters*	3,714	169
Vail Resorts	9,395	972
Vista Outdoor*	8,030	344
Visteon*	5,986	577
Vitamin Shoppe*	2,650	109
Wayfair, Cl A*	12,441	400
Wendy’s	35,881	391
Whirlpool	5,200	1,051
Williams-Sonoma	11,752	937
Winnebago Industries (A)	1,852	39
Wolverine World Wide	16,538	553
World Wrestling Entertainment, Cl A	18,055	253
Zoe’s Kitchen (A)*	34,999	1,165
Zumiez (A)*	6,569	264

		88,451

Consumer Staples — 3.1%
Avon Products (A)	21,978	176
B&G Foods, Cl A	10,062	296
Boston Beer, Cl A*	489	131
Boulder Brands*	41,673	397
Cal-Maine Foods	2,200	86
Casey’s General Stores	10,240	923
Central Garden and Pet, Cl A*	7,100	75
Chefs’ Warehouse Holdings*	17,920	402
Coca-Cola Enterprises	9,282	410
Constellation Brands, Cl A*	353	41
Darling Ingredients*	101,525	1,422
Dean Foods (A)	2,650	44
Diamond Foods*	1,500	49
Elizabeth Arden (A)*	7,875	123
Energizer Holdings	10,900	1,505
Flowers Foods	4,500	102
Fresh Del Monte Produce	10,000	389
Fresh Market (A)*	3,016	123

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Freshpet*	33,808	$657
Hain Celestial Group*	3,400	218
Herbalife (A)	2,400	103
Ingredion	6,334	493
J&J Snack Foods	12,068	1,288
JM Smucker	5,662	655
Keurig Green Mountain	739	83
Kroger	13,284	1,018
Lancaster Colony	2,331	222
Medifast*	931	28
Molson Coors Brewing, Cl B	10,490	781
Monster Beverage*	1,046	145
Nu Skin Enterprises, Cl A (A)	900	54
Omega Protein*	23,400	320
Post Holdings*	500	23
Rite Aid*	68,864	598
Sanderson Farms	1,000	80
Snyder’s-Lance	7,852	251
SpartanNash	24,477	772
Spectrum Brands Holdings	9,521	853
Sprouts Farmers Market*	37,187	1,310
SUPERVALU*	55,338	644
SYSCO, Cl A	10,784	407
TreeHouse Foods*	8,728	742
United Natural Foods*	3,596	277
Universal	5,400	255
USANA Health Sciences*	4,700	522
Vector Group	3,699	81
WD-40	400	35
Weis Markets	3,800	189
WhiteWave Foods, Cl A*	20,031	888

		20,686

Energy — 3.2%
Abraxas Petroleum*	5,943	19
Alon USA Energy	841	14
Atwood Oceanics, Cl A	7,355	207
Basic Energy Services*	60,411	419
Bill Barrett*	28,893	240
Bonanza Creek Energy*	20,693	510
Bristow Group (A)	4,687	255
Callon Petroleum*	45,062	337
CARBO Ceramics (A)	33,457	1,021
Carrizo Oil & Gas*	17,323	860
Cheniere Energy*	5,327	412
Comstock Resources (A)	38,461	137
Diamondback Energy, Cl A*	10,189	783
Dresser-Rand Group*	2,636	212
Dril-Quip*	4,470	306
Energen	2,800	185
Energy XXI (A)	44,643	163
EQT	5,505	456
Exterran Holdings	19,351	650
Frank’s International	15,500	290
GasLog	20,245	393
Golar LNG	3,200	107
Hallador Energy	1,311	15
Helmerich & Payne	1,300	88
Hornbeck Offshore Services (A)*	17,377	327
Key Energy Services*	90,909	165
Kosmos Energy*	30,000	237
Laredo Petroleum (A)*	42,710	557
LinnCo (A)	2,688	26
Matador Resources*	49,612	1,087

Description	Shares	Market Value ($ Thousands)
McDermott International (A)*	87,918	$338
Nabors Industries	22,802	311
Natural Gas Services Group*	1,469	28
Newfield Exploration*	1,429	50
Newpark Resources, Cl A*	25,960	236
Oasis Petroleum (A)*	41,542	591
Oceaneering International, Cl A	2,699	145
Oil States International*	1,249	50
Panhandle Oil and Gas, Cl A	1,200	24
Parsley Energy, Cl A (A)*	18,072	289
Patterson-UTI Energy	4,000	75
PBF Energy, Cl A	56,660	1,922
PDC Energy, Cl A*	4,059	219
Penn Virginia*	76,789	498
Pioneer Natural Resources	2,474	405
Range Resources	2,470	129
RigNet, Cl A (A)*	519	15
Rosetta Resources*	22,228	378
Rowan, Cl A	10,005	177
Sanchez Energy (A)*	23,365	304
SandRidge Energy, Cl A (A)*	114,942	205
SEACOR Holdings, Cl A*	2,768	193
SemGroup, Cl A	407	33
Stone Energy, Cl A*	4,784	70
Superior Energy Services	23,629	528
Tesoro	14,233	1,299
Tidewater, Cl A (A)	27,792	532
Unit*	7,250	203
US Silica Holdings (A)	8,435	300
Western Refining	21,873	1,080
World Fuel Services	1,200	69

		21,174

Financials — 19.1%
1st Source	4,900	157
Acadia Realty Trust†	37,048	1,292
Affiliated Managers Group*	681	146
Alexander’s†	100	46
Alexandria Real Estate Equities†	10,497	1,029
Alleghany*	298	145
Allied World Assurance Holdings	18,600	751
Allstate	8,087	576
Altisource Residential†	525	11
American Assets Trust†	28,220	1,221
American Campus Communities†	28,488	1,221
American Capital*	8,900	132
American Equity Investment Life Holding	4,000	117
American Financial Group	13,800	885
American National Insurance	4,000	394
American Residential Properties*†	606	11
Ameriprise Financial	5,318	696
Ameris Bancorp	612	16
Amerisafe	1,639	76
Ames National, Cl B	463	11
Anchor BanCorp Wisconsin*	13,083	454
Anworth Mortgage Asset†	27,389	139
Apartment Investment & Management, Cl A†	3,753	148
Apollo Commercial Real Estate Finance†	2,950	51
Arch Capital Group*	3,336	205
Ares Capital	10,969	188

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Argo Group International Holdings	4,935	$247
Armada Hoffler Properties†	908	10
Arthur J. Gallagher	24,458	1,143
Artisan Partners Asset Management, Cl A	6,834	311
Ashford*	13	1
Ashford Hospitality Trust (A)†	1,207	12
Aspen Insurance Holdings	8,500	401
Associated Banc-Corp	34,174	636
Associated Estates Realty (A)†	3,300	81
Assurant	10,159	624
Assured Guaranty	6,000	158
Axis Capital Holdings	2,535	131
Banco Latinoamericano de Exportaciones, Cl E (A)	21,159	694
Bancorp*	54,406	491
Bank Mutual	2,912	21
Bank of Hawaii	4,313	264
Bank of Marin Bancorp	496	25
Bank of the Ozarks (A)	32,535	1,201
BankFinancial	1,059	14
BankUnited	32,581	1,067
Banner	523	24
BBCN Bancorp	8,316	120
Beneficial Bancorp*	51,000	576
Berkshire Hills Bancorp	11,600	321
BGC Partners, Cl A	3,162	30
BioMed Realty Trust†	4,615	105
BlackRock Capital Investment	2,400	22
Blackstone Mortgage Trust, Cl A†	5,656	160
Boston Private Financial Holdings	96,724	1,175
Brandywine Realty Trust (A)†	29,277	468
Bridge Capital Holdings*	649	17
Brixmor Property Group†	8,180	217
Brown & Brown	2,724	90
Calamos Asset Management, Cl A	28,862	388
Camden Property Trust†	1,473	115
Capitol Federal Financial	1,659	21
Capstead Mortgage (A)†	1,900	22
Cardinal Financial	13,748	275
Cash America International	520	12
Cathay General Bancorp	2,100	60
CBL & Associates Properties†	40,731	806
CBRE Group, Cl A*	31,362	1,214
Cedar Realty Trust†	1,931	14
Chambers Street Properties†	32,497	256
Charter Financial	994	11
Chatham Lodging Trust†	669	20
Chemical Financial	10,100	317
Chesapeake Lodging Trust†	3,000	102
Chimera Investment†	35,088	110
City National	10,652	949
CNB Financial	608	10
CNO Financial Group	105,066	1,809
CoBiz Financial	72,117	888
Cohen & Steers	491	20
Colony Financial, Cl A†	2,059	53
Columbia Banking System	1,330	39
Commerce Bancshares	8,371	354
Community Trust Bancorp	11,110	368
ConnectOne Bancorp	1,704	33
Consolidated-Tomoka Land	276	17
Corporate Office Properties Trust†	12,045	354

Description	Shares	Market Value ($ Thousands)
Corrections Corp of America	2,250	$91
Cousins Properties, Cl A†	14,402	153
Cowen Group, Cl A*	3,345	17
Credit Acceptance, Cl A (A)*	230	45
CubeSmart†	3,500	85
CVB Financial	14,812	236
CYS Investments†	36,241	323
DCT Industrial Trust†	2,275	79
DDR†	6,338	118
DiamondRock Hospitality†	4,812	68
Dime Community Bancshares	15,500	249
Douglas Emmett†	27,499	820
Duke Realty†	7,859	171
DuPont Fabros Technology†	41,958	1,371
E*Trade Financial*	36,907	1,054
Eagle Bancorp*	39,339	1,511
East West Bancorp	49,395	1,999
EastGroup Properties†	17,132	1,030
Education Realty Trust†	33,993	1,203
Empire State Realty Trust, Cl A†	999	19
Employers Holdings	17,888	483
Encore Capital Group (A)*	303	13
Endurance Specialty Holdings	18,886	1,155
Enstar Group*	400	57
EPR Properties, Cl A†	5,520	331
Equity Commonwealth*†	11,100	295
Equity LifeStyle Properties†	1,800	99
Equity One, Cl A†	16,882	451
Erie Indemnity, Cl A	2,000	175
Essex Property Trust†	697	160
Evercore Partners, Cl A	700	36
Everest Re Group	6,060	1,054
Excel Trust (A)†	2,400	34
Extra Space Storage†	2,600	176
Ezcorp, Cl A*	1,038	10
FBL Financial Group, Cl A (A)	2,500	155
Federal Agricultural Mortgage, Cl C	381	11
Federal Realty Investment Trust†	1,637	241
Federated Investors, Cl B (A)	9,971	338
FelCor Lodging Trust†	6,100	70
Fifth Third Bancorp	35,039	660
Financial Engines (A)	16,863	705
First American Financial	3,200	114
First Bancorp	1,688	29
First BanCorp Puerto Rico*	19,799	123
First Busey	2,233	15
First Citizens BancShares, Cl A	499	130
First Commonwealth Financial (A)	51,502	463
First Financial Bancorp	3,100	55
First Financial Bankshares, Cl A (A)	1,800	50
First Financial Northwest	979	12
First Horizon National	48,411	692
First Industrial Realty Trust†	4,500	96
First Midwest Bancorp	37,558	652
First NBC Bank Holding*	12,995	429
First Niagara Financial Group	193,795	1,713
First Potomac Realty Trust†	3,400	40
First Republic Bank	2,614	149
FirstMerit, Cl A (A)	40,104	764
Flushing Financial	1,600	32
FNB (Pennsylvania) (A)	42,284	556

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
FNF Group	6,136	$226
FNFV Group*	1,233	17
Forest City Enterprises, Cl A*	59,109	1,509
Fox Chase Bancorp, Cl A	613	10
Franklin Street Properties†	5,100	65
FRP Holdings*	8,252	300
Fulton Financial	49,639	613
GAMCO Investors, Cl A	400	31
Gaming and Leisure Properties†	1,300	48
Genworth Financial, Cl A*	34,591	253
GEO Group†	2,419	106
Getty Realty†	3,100	56
GFI Group	4,000	24
Glacier Bancorp, Cl A (A)	23,321	587
Gladstone Commercial†	2,329	43
Gramercy Property Trust†	1,715	48
Green Dot, Cl A (A)*	16,458	262
Greenlight Capital Re (A)*	1,000	32
Hampton Roads Bankshares*	6,129	12
Hancock Holding, Cl A	20,826	622
Hanmi Financial (A)	586	12
Hanover Insurance Group, Cl A	40,984	2,975
Hartford Financial Services Group	18,429	771
Hatteras Financial†	2,449	44
HCC Insurance Holdings	1,700	96
Healthcare Realty Trust†	3,400	94
Hercules Technology Growth Capital, Cl A (A)	2,284	31
Heritage Commerce	1,359	12
Hersha Hospitality Trust, Cl A†	6,370	41
HFF, Cl A	12,537	471
Highwoods Properties†	20,896	957
Hilltop Holdings*	610	12
Home BancShares	17,734	601
Home Loan Servicing Solutions (A)	12,292	203
Home Properties†	588	41
Horace Mann Educators, Cl A	23,303	797
Hospitality Properties Trust	21,800	719
Host Hotels & Resorts†	20,555	415
Hudson City Bancorp, Cl A	69,643	730
Hudson Pacific Properties†	1,170	39
Hudson Valley Holding	589	15
Huntington Bancshares	148,998	1,646
IBERIABANK	14,109	889
Independent Bank (A)	800	35
Infinity Property & Casualty	6,577	540
Inland Real Estate (A)†	46,050	492
International Bancshares	1,392	36
Investment Technology Group*	715	22
Investors Bancorp	122,838	1,440
iStar Financial*†	1,894	25
Janus Capital Group	35,474	610
Jones Lang LaSalle	999	170
Kemper, Cl A	2,400	93
Kennedy-Wilson Holdings	33,283	870
Kilroy Realty†	1,275	97
Kite Realty Group Trust†	569	16
Lamar Advertising, Cl A	1,502	89
LaSalle Hotel Properties†	23,535	915
LegacyTexas Financial Group	21,650	492
Legg Mason	2,550	141
Lexington Realty Trust†	72,556	713
Liberty Property Trust†	2,295	82

Description	Shares	Market Value ($ Thousands)
LPL Financial Holdings	655	$29
LTC Properties†	2,500	115
Mack-Cali Realty†	18,777	362
MainSource Financial Group	1,220	24
Manning & Napier, Cl A	843	11
Markel (A)*	320	246
MarketAxess Holdings	3,601	298
MB Financial (A)	21,400	670
MBIA*	5,600	52
MCG Capital	3,030	12
Meadowbrook Insurance Group	6,300	54
Medical Properties Trust†	5,500	81
Mercury General	500	29
MFA Financial†	110,139	866
MGIC Investment*	111,185	1,071
Mid-America Apartment Communities†	8,042	621
Monmouth Real Estate Investment, Cl A†	2,183	24
Montpelier Re Holdings (A)	18,100	696
MSCI, Cl A	2,800	172
NASDAQ OMX Group, Cl A	1,409	72
National Health Investors (A)†	800	57
National Penn Bancshares	58,312	628
National Retail Properties†	2,469	101
National Western Life Insurance, Cl A	200	51
Navigators Group*	800	62
NBT Bancorp (A)	800	20
Nelnet, Cl A	932	44
New Residential Investment†	1,634	25
New York Mortgage Trust (A)†	3,009	23
Northfield Bancorp	1,122	17
NorthStar Asset Management Group	9,218	215
NorthStar Realty Finance†	3,601	65
Ocwen Financial*	24,840	205
OFG Bancorp (A)	64,134	1,047
Old National Bancorp, Cl A (A)	19,003	270
Old Republic International	4,000	60
Omega Healthcare Investors†	33,700	1,367
One Liberty Properties†	635	16
Oppenheimer Holdings, Cl A	660	15
Oritani Financial	4,100	60
Pacific Continental	884	12
PacWest Bancorp	74,451	3,491
Park National	300	26
Parkway Properties†	1,187	21
PartnerRe	14,878	1,701
Pebblebrook Hotel Trust†	47,337	2,205
Pennsylvania Real Estate Investment Trust (A)†	27,100	630
Peoples Bancorp	840	20
People’s United Financial	9,000	137
PHH*	11,775	285
Phoenix*	230	11
Physicians Realty Trust†	763	13
Piedmont Office Realty Trust, Cl A†	2,520	47
Popular*	19,440	669
Post Properties†	1,200	68
Potlatch†	4,057	162
PRA Group (A)*	1,200	65

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Preferred Bank	479	$13
Principal Financial Group, Cl A	7,000	360
PrivateBancorp, Cl A	11,302	397
ProAssurance	3,352	154
Prosperity Bancshares	9,377	492
Provident Financial Services	11,461	214
PS Business Parks†	3,811	316
Pzena Investment Management, Cl A	1,239	11
Radian Group	60,509	1,016
Ramco-Gershenson Properties†	16,374	305
Raymond James Financial	1,947	111
Realogy Holdings*	10,819	492
Redwood Trust (A)	1,200	21
Regency Centers†	1,585	108
Regions Financial	21,200	200
Reinsurance Group of America, Cl A	13,116	1,222
RenaissanceRe Holdings	4,670	466
Renasant	17,000	511
Resource Capital (A)†	2,600	12
Retail Opportunity Investments (A)†	10,108	185
Rexford Industrial Realty (A)†	15,104	239
RLI (A)	1,600	84
RLJ Lodging Trust†	17,849	559
Ryman Hospitality Properties	1,086	66
S&T Bancorp	5,000	142
Sabra Health Care (A)†	2,365	78
Safeguard Scientifics*	34,616	626
Selective Insurance Group	19,441	565
Senior Housing Properties Trust†	3,100	69
Signature Bank NY, Cl B*	12,022	1,558
Silver Bay Realty Trust†	17,157	277
Southwest Bancorp	1,279	23
Sovran Self Storage†	1,800	169
Spirit Realty Capital†	11,051	134
STAG Industrial (A)†	5,138	121
StanCorp Financial Group	11,989	822
Starwood Property Trust†	2,300	56
State Bank Financial	1,268	27
State National	21,483	214
Sterling Bancorp (A)	18,456	247
Stifel Financial*	20,005	1,115
Strategic Hotels & Resorts*†	8,200	102
Summit Hotel Properties†	2,321	33
Sun Communities†	1,400	93
Sunstone Hotel Investors†	5,146	86
SunTrust Banks	17,965	738
Susquehanna Bancshares	41,068	563
SVB Financial Group, Cl B*	8,313	1,056
Symetra Financial	31,096	729
Synovus Financial	3,642	102
Tanger Factory Outlet Centers†	4,779	168
Taubman Centers†	1,493	115
TCF Financial	132,731	2,087
Terreno Realty†	654	15
Texas Capital Bancshares*	2,000	97
TFS Financial	7,901	116
Triumph Bancorp*	21,299	291
Trustmark (A)	7,233	176
Two Harbors Investment†	22,381	238
UMB Financial	180	10

Description	Shares	Market Value ($ Thousands)
UMH Properties†	1,069	$11
Umpqua Holdings	11,040	190
United Bankshares (A)	4,300	162
United Community Banks	805	15
United Fire Group	4,000	127
Universal Health Realty Income Trust†	296	17
Unum Group	29,327	989
Urstadt Biddle Properties, Cl A†	1,048	24
Validus Holdings	15,363	647
Waddell & Reed Financial, Cl A	1,215	60
Washington†	10,111	279
Washington Federal	1,500	33
Webster Financial	7,700	285
Weingarten Realty Investors†	1,925	69
WesBanco	12,800	417
Western Alliance Bancorp*	70,979	2,104
White Mountains Insurance Group	100	68
Whitestone, Cl B†	763	12
Willis Group Holdings	10,107	487
Wilshire Bancorp (A)	1,754	17
Wintrust Financial	600	29
WisdomTree Investments	68,088	1,461
WL Ross Holding*	23,700	249
World Acceptance*	4,501	328
WR Berkley	1,441	73
WSFS Financial	9,335	706
Yadkin Financial*	20,000	406
Zions Bancorporation	20,346	549

		126,272

Health Care — 15.5%
Abaxis (A)	5,321	341
ABIOMED*	13,981	1,001
Acadia Healthcare, Cl A*	54,196	3,880
ACADIA Pharmaceuticals (A)*	1,229	40
Accuray*	4,734	44
Acorda Therapeutics*	3,969	132
Aegerion Pharmaceuticals, Cl A*	9,737	255
Affymetrix, Cl A*	4,300	54
Air Methods*	6,516	304
Akorn*	82,788	3,933
Alere*	21,452	1,049
Alexion Pharmaceuticals*	2,909	504
Align Technology*	16,270	875
Alkermes*	19,572	1,193
Allscripts Healthcare Solutions*	2,740	33
Almost Family*	454	20
Alnylam Pharmaceuticals (A)*	6,062	633
AMAG Pharmaceuticals*	10,039	549
Amedisys*	8,915	239
AmerisourceBergen	6,362	723
Amicus Therapeutics*	4,902	53
Amsurg*	34,469	2,121
Anacor Pharmaceuticals*	7,269	421
ANI Pharmaceuticals*	3,892	243
Arena Pharmaceuticals (A)*	9,805	43
Ariad Pharmaceuticals*	19,758	163
Array BioPharma*	5,436	40
Arrowhead Research (A)*	39,601	268
athenahealth (A)*	1,600	191
Becton Dickinson	1,218	175

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
BioDelivery Sciences International*	1,090	$11
BioMarin Pharmaceuticals*	7,292	909
Bio-Rad Laboratories, Cl A*	2,502	338
Bio-Reference Laboratories (A)*	1,000	35
Bio-Techne	1,171	117
Brookdale Senior Living, Cl A*	21,161	799
Bruker BioSciences*	19,364	358
Capital Senior Living*	200	5
Catamaran*	10,286	612
Celldex Therapeutics, Cl A (A)*	7,382	206
Centene*	3,200	226
Cepheid*	11,079	630
Cerus (A)*	5,403	23
Charles River Laboratories International*	29,906	2,371
Chemed (A)	9,100	1,087
ChemoCentryx (A)*	2,128	16
Chimerix*	4,814	181
Clovis Oncology (A)*	2,787	207
Community Health Systems*	11,818	618
Conmed	15,740	795
Cooper, Cl A	5,976	1,120
Corcept Therapeutics*	5,556	31
CTI BioPharma (A)*	5,848	11
Dentsply International	21,678	1,103
Depomed*	13,744	308
DexCom*	26,872	1,675
Dyax*	3,774	63
Endo International*	10,232	918
Envision Healthcare Holdings*	37,160	1,425
Exact Sciences*	4,766	105
ExamWorks Group*	24,081	1,002
Fluidigm (A)*	4,776	201
Foundation Medicine*	4,150	200
GenMark Diagnostics*	1,141	15
Genomic Health*	436	13
Geron*	41,240	155
Globus Medical, Cl A*	581	15
Greatbatch*	31,203	1,805
GW Pharmaceuticals ADR*	3,328	303
Haemonetics*	1,600	72
Halozyme Therapeutics*	2,500	36
Health Net, Cl A*	28,410	1,719
HealthSouth	30,384	1,348
Healthways*	644	13
HeartWare International*	13,901	1,220
Hill-Rom Holdings	1,400	69
HMS Holdings*	7,739	119
Hologic*	11,706	387
Horizon Pharma*	56,467	1,466
Humana	11,175	1,989
Hyperion Therapeutics*	1,076	49
ICON*	11,790	832
ICU Medical*	5,669	528
Idexx Laboratories*	1,226	189
Illumina*	7,121	1,322
ImmunoGen*	27,027	242
Impax Laboratories*	2,000	94
Incyte*	14,870	1,363
Insulet*	17,032	568
Integra LifeSciences Holdings*	18,951	1,168
Intercept Pharmaceuticals*	451	127

Description	Shares	Market Value ($ Thousands)
Intersect ENT (A)*	14,071	$364
IPC Healthcare*	10,309	481
Ironwood Pharmaceuticals, Cl A*	11,691	187
Isis Pharmaceuticals (A)*	26,940	1,715
Jazz Pharmaceuticals*	13,364	2,309
Karyopharm Therapeutics (A)*	5,686	174
Keryx Biopharmaceuticals (A)*	2,148	27
Kindred Healthcare	14,295	340
Laboratory Corp of America Holdings*	7,709	972
LDR Holding*	25,250	925
LHC Group*	500	17
LifePoint Hospitals*	6,958	511
Ligand Pharmaceuticals (A)*	2,770	214
Magellan Health*	7,805	553
Mallinckrodt*	6,229	789
MannKind (A)*	9,300	48
Masimo*	8,888	293
MedAssets*	4,742	89
Medicines*	22,827	640
Medidata Solutions*	1,048	51
Medivation*	10,985	1,418
MEDNAX *	27,690	2,008
Merge Healthcare*	8,683	39
Merit Medical Systems*	3,125	60
Merrimack Pharmaceuticals (A)*	3,589	43
Mettler Toledo International*	2,460	808
MiMedx Group (A)*	1,945	20
Myriad Genetics (A)*	7,923	280
Nektar Therapeutics*	16,412	181
Neogen, Cl B*	4,029	188
Neovasc*	28,825	259
Neurocrine Biosciences*	750	30
Nevro (A)*	8,092	388
Novavax (A)*	3,449	29
NuVasive*	1,300	60
NxStage Medical*	12,588	218
Ocular Therapeutix (A)*	2,300	97
Omeros (A)*	1,972	43
Omnicare	3,200	247
Omnicell*	1,300	46
Opko Health (A)*	1,431	20
OraSure Technologies*	2,604	17
Orthofix International*	1,400	50
Otonomy*	8,157	288
OvaScience*	2,593	90
Owens & Minor (A)	950	32
Pacific Biosciences of California*	5,998	35
Pacira Pharmaceuticals*	18,049	1,604
Parexel International*	18,480	1,275
Patterson	33,887	1,653
PDL BioPharma	1,700	12
PerkinElmer	14,013	717
Pernix Therapeutics Holdings (A)*	4,566	49
Pharmacyclics*	3,791	970
PharMerica*	19,608	553
Portola Pharmaceuticals, Cl A*	15,310	581
Premier, Cl A*	41,427	1,557
Prestige Brands Holdings, Cl A (A)*	15,021	644
Progenics Pharmaceuticals*	37,884	227
PTC Therapeutics (A)*	5,983	364
Puma Biotechnology*	3,463	818

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
QIAGEN*	8,077	$204
Quest Diagnostics	9,721	747
Quidel*	8,633	233
Quintiles Transnational Holdings*	213	14
Receptos*	3,092	510
Repros Therapeutics (A)*	32,392	278
ResMed	4,239	304
Rockwell Medical*	2,762	30
RTI Biologics*	3,333	17
Salix Pharmaceuticals*	7,980	1,379
Sangamo Biosciences*	980	15
SciClone Pharmaceuticals*	43,342	384
Seattle Genetics (A)*	12,188	431
Select Medical Holdings	50,800	753
Sequenom (A)*	35,019	138
Sientra*	15,000	288
Sirona Dental Systems, Cl A*	17,098	1,539
Spectranetics (A)*	43,190	1,501
Spectrum Pharmaceuticals (A)*	1,424	9
STERIS, Cl A (A)	1,400	98
Supernus Pharmaceuticals*	1,449	18
Symmetry Surgical*	26,519	194
Synageva BioPharma, Cl A*	6,098	595
Team Health Holdings*	46,665	2,730
Teleflex	3,980	481
Tenet Healthcare*	3,525	175
TESARO*	29,683	1,704
Tetraphase Pharmaceuticals*	5,855	215
Theravance, Cl A (A)	16,500	259
Thoratec*	5,840	245
Tokai Pharmaceuticals (A)*	15,500	175
Tornier BV*	677	18
Ultragenyx Pharmaceutical*	6,905	429
United Therapeutics*	10,414	1,796
Universal Health Services, Cl B	4,124	485
US Physical Therapy	900	43
VCA*	1,119	61
Veeva Systems, Cl A (A)*	13,036	333
WellCare Health Plans*	800	73
West Pharmaceutical Services	2,200	132
Wright Medical Group*	11,795	304
XenoPort*	1,229	9

		102,515

Industrials — 14.2%
AAON	5,062	124
AAR	1,100	34
ABM Industries	2,100	67
ACCO Brands*	1,693	14
Actuant, Cl A	18,563	441
Acuity Brands	11,976	2,014
Advisory Board*	16,927	902
AECOM (A)*	17,658	544
AGCO (A)	9,866	470
Air Lease, Cl A	1,979	75
Aircastle (A)	31,832	715
Alaska Air Group	3,200	212
Albany International, Cl A	1,900	75
Altra Industrial Motion	28,293	782
American Airlines Group	3,969	209
American Railcar Industries (A)	4,073	202
American Woodmark*	2,878	157
AO Smith	14,044	922

Description	Shares	Market Value ($ Thousands)
Applied Industrial Technologies, Cl A	11,145	$505
ARC Document Solutions*	2,532	23
Armstrong World Industries*	2,339	134
Atlas Air Worldwide Holdings*	21,881	941
Avis Budget Group*	2,625	155
Barnes Group	20,518	831
Barrett Business Services (A)	14,931	640
BE Aerospace	1,400	89
Beacon Roofing Supply*	5,422	170
Brink’s (A)	3,100	86
Carlisle	24,197	2,241
Chart Industries*	7,150	251
Cintas	12,501	1,020
CIRCOR International	10,570	578
Clarcor	2,766	183
Clean Harbors*	9,837	558
Colfax*	4,951	236
Con-way	6,445	284
Copa Holdings, Cl A (A)	2,016	203
Copart*	2,400	90
Corporate Executive Board	1,100	88
Covanta Holding (A)	3,100	69
Crane, Cl A	600	37
Curtiss-Wright	29,201	2,159
Delta Air Lines, Cl A	15,938	717
Deluxe (A)	11,400	790
DigitalGlobe*	6,762	230
Donaldson, Cl A (A)	3,901	147
Douglas Dynamics	569	13
Dover	5,288	365
Dun & Bradstreet	651	84
Dycom Industries*	34,625	1,691
Dynamic Materials (A)	986	13
EMCOR Group	42,960	1,996
Engility Holdings	1,216	37
EnPro Industries	5,587	368
Equifax	2,212	206
ESCO Technologies	5,019	196
Esterline Technologies*	8,433	965
Exelis	1,677	41
Federal Signal	3,905	62
Fluor	4,822	276
Fortune Brands Home & Security	19,979	949
Forward Air (A)	4,163	226
Franklin Electric (A)	9,102	347
FTI Consulting (A)*	331	12
G&K Services	26,335	1,910
GATX	700	41
GenCorp (A)*	17,287	401
Generac Holdings (A)*	28,985	1,411
General Cable	13,957	241
Genesee & Wyoming, Cl A*	9,427	909
Gibraltar Industries*	686	11
Gorman-Rupp	1,952	58
Graco	12,388	894
Graham, Cl A	528	13
Granite Construction	5,570	196
Great Lakes Dredge & Dock (A)*	3,253	20
Greenbrier (A)	13,161	763
H&E Equipment Services	32,000	800
Harsco	3,200	55
Hawaiian Holdings (A)*	41,000	903

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
HD Supply Holdings*	47,938	$1,493
Healthcare Services Group	4,458	143
Heartland Express	4,998	119
HEICO (A)	2,201	134
Heidrick & Struggles International	411	10
Herman Miller	8,185	227
Hexcel, Cl A (A)	38,441	1,977
Hillenbrand	2,500	77
HNI	3,926	217
Hub Group, Cl A*	10,657	419
Hubbell, Cl B	1,284	141
Hyster-Yale Materials Handling	1,266	93
IDEX	14,201	1,077
Insteel Industries	905	20
Interface, Cl A	36,562	760
ITT	10,115	404
JetBlue Airways*	33,398	643
John Bean Technologies, Cl A	1,377	49
Kadant	25,142	1,323
Kaman, Cl A	2,096	89
KAR Auction Services	26,659	1,011
Kelly Services, Cl A	1,200	21
Kennametal	13,900	468
Keyw Holding, Cl A (A)*	1,958	16
Kirby*	10,198	765
KLX *	700	27
Knight Transportation	14,097	455
Knoll, Cl B	1,220	29
Korn/Ferry International	13,035	428
L-3 Communications Holdings	7,300	918
Landstar System	13,509	896
Lennox International	2,400	268
Lincoln Electric Holdings	11,796	771
Lindsay (A)	1,772	135
LMI Aerospace*	911	11
Lydall*	13,800	438
Manitowoc (A)	2,585	56
ManpowerGroup	1,493	129
Marten Transport (A)	2,100	49
Masonite International*	13,399	901
MasTec*	4,539	88
Mcgrath Rentcorp	1,900	62
Meritor*	1,468	18
Middleby*	18,565	1,906
Moog, Cl A*	23,071	1,732
MSC Industrial Direct, Cl A (A)	6,583	475
Mueller Industries	1,000	36
Mueller Water Products, Cl A	42,314	417
Nordson	9,392	736
Northwest Pipe*	13,944	320
Old Dominion Freight Line, Cl A*	14,168	1,095
On Assignment*	6,369	244
Orbital ATK	6,990	536
Oshkosh Truck (A)	13,500	659
Pall	12,698	1,275
Parker-Hannifin, Cl A	4,644	552
Pentair	2,782	175
Pitney Bowes	25,426	593
Polypore International*	613	36
Quanex Building Products	1,800	36
Quanta Services*	3,656	104
RBC Bearings	9,272	710
Regal-Beloit	22,673	1,812

Description	Shares	Market Value ($ Thousands)
Robert Half International	3,076	$186
Rollins	5,659	140
RR Donnelley & Sons (A)	24,687	474
Ryder System	8,900	844
Saia*	9,900	438
Simpson Manufacturing	19,075	713
Snap-on	800	118
SolarCity*	576	30
Spirit AeroSystems Holdings, Cl A*	32,539	1,699
Spirit Airlines*	11,740	908
Steelcase, Cl A	25,800	489
Swift Transportation, Cl A*	19,251	501
TAL International Group	8,600	350
Team*	6,035	235
Teledyne Technologies*	13,020	1,390
Terex	7,552	201
Tetra Tech	46,635	1,120
Timken	6,716	283
Titan Machinery (A)*	30,000	400
Toro	5,174	363
Towers Watson, Cl A	1,300	172
TransDigm Group	500	109
TriMas*	20,117	619
TriNet Group*	9,279	327
Trinity Industries	30,383	1,079
Triumph Group (A)	13,348	797
TrueBlue*	59,202	1,442
Tutor Perini (A)*	3,700	86
Unifirst	644	76
United Rentals*	12,187	1,111
United Stationers	1,000	41
Universal Forest Products	1,908	106
USG (A)*	8,140	217
UTI Worldwide*	21,013	258
Valmont Industries (A)	11,168	1,372
Vectrus*	93	2
Vicor*	2,300	35
Wabash National*	2,806	40
WABCO Holdings*	5,849	719
Wabtec	3,600	342
WageWorks*	14,512	774
Waste Connections	1,800	87
Watsco	6,700	842
Watts Water Technologies, Cl A	7,681	423
WESCO International (A)*	10,460	731
Woodward	1,400	71
XPO Logistics (A)*	25,987	1,182
Xylem	29,843	1,045

		93,698

Information Technology — 17.1%
ACI Worldwide*	6,906	150
Acxiom*	81,656	1,510
Adtran	5,830	109
Advanced Energy Industries*	1,400	36
Advent Software	1,000	44
Alliance Data Systems*	3,254	964
Alpha & Omega Semiconductor*	1,342	12
Anixter International*	500	38
Ansys*	10,146	895
AOL*	2,700	107
Applied Micro Circuits (A)*	370	2
Arista Networks*	1,705	120

9	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
ARRIS Group*	7,200	$208
Arrow Electronics, Cl A*	1,900	116
Aruba Networks*	13,266	325
ASML Holding, Cl G (A)	690	70
Aspen Technology*	37,677	1,450
Atmel	100,034	823
Autodesk, Cl A*	935	55
Avago Technologies, Cl A	12,340	1,567
Avnet	8,652	385
Bankrate*	12,046	137
Belden	20,653	1,932
Benchmark Electronics*	25,072	602
Blackbaud, Cl A (A)	3,876	184
Blackhawk Network Holdings, Cl A (A)*	3,134	112
Blackhawk Network Holdings, Cl B*	1,872	67
Blucora*	16,678	228
Broadridge Financial Solutions	1,700	93
BroadSoft*	25,122	841
Brocade Communications Systems	100,100	1,188
CACI International, Cl A*	900	81
Cadence Design Systems*	196,641	3,626
Callidus Software*	1,561	20
Carbonite*	1,001	14
Cavium*	16,410	1,162
Check Point Software Technologies*	9,590	786
Checkpoint Systems	1,100	12
Ciena*	19,778	382
Cimpress*	8,108	684
Citrix Systems*	7,271	464
Cognex*	19,576	971
Coherent*	5,166	336
Cohu	1,032	11
CommVault Systems*	3,421	149
comScore*	30,165	1,544
Comtech Telecommunications	400	12
Constant Contact*	33,098	1,265
Convergys	20,581	471
CoreLogic*	1,800	63
Cornerstone OnDemand*	2,249	65
CoStar Group*	13,719	2,714
Cray*	1,586	45
Cree (A)*	1,902	67
CSG Systems International	16,700	507
Cvent*	9,504	266
Cypress Semiconductor	91,383	1,289
Dealertrack Technologies*	39,259	1,512
Demandware*	13,070	796
Diebold	20,103	713
Diodes*	6,645	190
Dolby Laboratories, Cl A	257	10
DST Systems	600	66
EarthLink Holdings	5,988	27
Ebix	1,665	51
Echo Global Logistics (A)*	1,761	48
EchoStar, Cl A*	2,900	150
Electronic Arts*	30,159	1,774
Electronics For Imaging*	1,300	54
EnerNOC*	1,300	15
Entegris*	6,300	86

Description	Shares	Market Value ($ Thousands)
Envestnet*	26,795	$1,503
EPAM Systems*	372	23
Euronet Worldwide*	1,400	82
EVERTEC	45,000	984
ExlService Holdings*	1,448	54
Factset Research Systems	644	102
Fair Isaac	800	71
Fairchild Semiconductor International*	25,548	464
FARO Technologies (A)*	1,300	81
FEI	1,500	114
Fidelity National Information Services, Cl B	12,644	861
Finisar (A)*	1,589	34
FleetCor Technologies*	923	139
Fleetmatics Group (A)*	29,163	1,308
Flir Systems	2,745	86
FormFactor*	1,809	16
Fortinet*	45,622	1,594
Freescale Semiconductor*	17,100	697
Gartner*	5,828	489
Genpact*	2,904	68
Gigamon*	30,379	645
Global Payments	2,534	232
Glu Mobile (A)*	4,445	22
Gogo*	14,000	267
Guidewire Software, Cl Z (A)*	28,765	1,513
Harmonic, Cl A*	17,385	129
Harris	11,700	922
Heartland Payment Systems	30,098	1,410
HomeAway*	24,130	728
IAC	4,575	309
Immersion*	2,588	24
Infinera*	57,442	1,130
Infoblox*	36,642	875
Informatica*	2,900	127
Ingram Micro, Cl A*	1,651	41
Inphi*	48,603	867
Insight Enterprises*	9,500	271
Integrated Device Technology*	45,635	914
InterDigital	1,288	65
Intersil, Cl A	71,088	1,018
Intralinks Holdings, Cl A*	37,705	390
IPG Photonics*	900	83
j2 Global	32,545	2,137
Jabil Circuit	5,381	126
Jack Henry & Associates (A)	926	65
JDS Uniphase*	14,471	190
Juniper Networks	6,218	140
Kemet*	2,428	10
Keysight Technologies*	7,861	292
Lam Research	8,828	620
Lattice Semiconductor*	68,670	435
Lexmark International, Cl A	5,199	220
Littelfuse	800	80
LivePerson*	1,135	12
LogMeIn*	35,792	2,004
Manhattan Associates*	10,280	520
Marketo (A)*	10,614	272
MAXIMUS	14,462	965
Mellanox Technologies*	32,927	1,493
Mentor Graphics	2,400	58
Mercury Systems*	1,090	17

10	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Methode Electronics	2,700	$127
Micrel	7,000	106
Microchip Technology	13,883	679
Microsemi*	1,731	61
MicroStrategy, Cl A*	118	20
MKS Instruments	13,957	472
Monolithic Power Systems	10,454	550
Monotype Imaging Holdings	454	15
Monster Worldwide (A)*	56,859	360
MTS Systems, Cl A	1,000	76
National Instruments	1,606	51
NCR*	3,736	110
NETGEAR*	8,400	276
NetScout Systems*	4,329	190
NetSuite*	3,285	305
NeuStar, Cl A*	1,000	25
NIC	13,854	245
Nimble Storage (A)*	7,959	178
NVE	200	14
OmniVision Technologies*	42,689	1,126
ON Semiconductor*	13,433	163
OSI Systems*	4,968	369
Palo Alto Networks*	13,214	1,930
Pandora Media (A)*	18,533	300
Pericom Semiconductor, Cl A	1,168	18
Plantronics	1,100	58
Plexus*	1,500	61
PMC - Sierra*	28,762	267
Polycom*	8,000	107
Power Integrations	7,067	368
Progress Software*	6,993	190
Proofpoint*	18,598	1,101
PTC*	74,811	2,706
Qlik Technologies (A)*	10,779	336
QLogic*	41,390	610
Qorvo*	14,916	1,189
Rackspace Hosting*	22,777	1,175
Riverbed Technology*	3,096	65
Rofin-Sinar Technologies*	1,100	27
Rovi*	1,112	20
Ruckus Wireless*	21,263	274
Sanmina*	1,177	28
Scansource*	3,394	138
Science Applications International	4,528	232
Seagate Technology	19,200	999
Semtech (A)*	31,053	827
ServiceNow*	8,245	649
Shutterstock (A)*	14,762	1,014
Silicon Graphics International (A)*	2,400	21
Silicon Laboratories*	10,120	514
Skyworks Solutions	4,477	440
SolarWinds*	38,985	1,998
Solera Holdings	14,450	746
Splunk*	8,168	484
SS&C Technologies Holdings	14,354	894
SunEdison (A)*	42,575	1,022
Super Micro Computer*	19,666	653
Sykes Enterprises*	2,600	65
Synaptics (A)*	13,144	1,069
Synchronoss Technologies*	2,862	136
SYNNEX	395	31
Synopsys*	26,169	1,212
Syntel*	2,800	145

Description	Shares	Market Value ($ Thousands)
Tableau Software, Cl A*	18,270	$1,690
Take-Two Interactive Software, Cl A*	2,400	61
Tech Data*	12,100	699
Teradyne	32,898	620
Tessera Technologies	4,036	163
Textura (A)*	506	14
Total System Services	2,800	107
Trimble Navigation*	5,604	141
Tyler Technologies*	8,899	1,073
Ultimate Software Group*	10,428	1,772
United Online*	457	7
Universal Display (A)*	7,430	347
Veeco Instruments (A)*	2,300	70
VeriFone Holdings*	16,046	560
Verint Systems*	23,725	1,469
Viasat*	9,478	565
Viasystems Group*	876	15
Virtusa*	24,849	1,028
Vishay Intertechnology	13,000	180
Web.com Group*	24,580	466
WebMD Health, Cl A (A)*	1,121	49
Western Digital	6,200	564
WEX *	6,580	706
WNS Holdings ADR*	33,640	818
Xcerra*	1,585	14
Xoom (A)*	19,356	284
Yelp, Cl A*	863	41
Yodlee*	19,157	258
Zebra Technologies, Cl A*	19,739	1,791
Zillow Group, Cl A (A)*	4,843	486

		112,971

Materials — 4.7%
Air Products & Chemicals	3,876	586
Albemarle	5,863	310
Allegheny Technologies	38,547	1,157
AptarGroup	1,800	114
Ashland	9,200	1,171
Avery Dennison	2,472	131
Axiall	3,045	143
Balchem (A)	1,400	77
Ball	4,242	300
Bemis	2,526	117
Berry Plastics Group*	37,478	1,356
Boise Cascade*	400	15
Cabot	10,750	484
Calgon Carbon	5,791	122
Century Aluminum*	5,100	70
Chemtura*	10,212	279
Clearwater Paper*	3,752	245
Cliffs Natural Resources	28,902	139
Coeur Mining*	65,379	308
Compass Minerals International, Cl A	1,100	102
Crown Holdings*	9,800	529
Cytec Industries	10,520	568
Eagle Materials	700	59
Eastman Chemical	3,200	222
Ferro*	2,300	29
Flotek Industries (A)*	16,260	240
FMC	23,933	1,370
Glatfelter	1,700	47
Globe Specialty Metals	5,200	98

11	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Graphic Packaging Holding	80,905	$1,176
H.B. Fuller	4,209	180
Handy & Harman*	715	29
Headwaters, Cl A*	1,045	19
Horsehead Holding*	2,100	27
Huntsman	28,000	621
Innophos Holdings	7,786	439
International Flavors & Fragrances	1,459	171
Intrepid Potash (A)*	16,716	193
Kaiser Aluminum	2,571	198
KapStone Paper and Packaging	19,156	629
LSB Industries (A)*	15,000	620
Martin Marietta Materials, Cl A	1,281	179
Materion (A)	595	23
Minerals Technologies	17,582	1,285
Neenah Paper, Cl A	14,000	875
NewMarket	373	178
Olin	10,591	339
Owens-Illinois*	7,319	171
Packaging Corp of America	7,600	594
Platform Specialty Products*	2,400	62
Platform Speciatly Products (PIPE)*	35,716	916
PolyOne	78,604	2,936
Reliance Steel & Aluminum	1,200	73
Resolute Forest Products*	1,718	30
Rock-Tenn, Cl A	2,660	172
Royal Gold, Cl A	2,437	154
RPM International	3,100	149
RTI International Metals*	26,765	961
Schulman A	3,375	163
Schweitzer-Mauduit International	10,535	486
Scotts Miracle-Gro, Cl A	1,500	101
Sealed Air	13,010	593
Sensient Technologies	30,569	2,106
Silgan Holdings	46,881	2,725
Sonoco Products	1,400	64
Steel Dynamics	6,072	122
Stillwater Mining*	22,801	295
SunCoke Energy	907	14
TimkenSteel	3,358	89
UFP Technologies*	13,800	314
United States Steel (A)	3,182	78
Valspar	1,860	156
WR Grace*	1,400	138
Zep	713	12

		31,243

Telecommunication Services — 0.5%
Boingo Wireless (A)*	3,128	23
Cincinnati Bell, Cl A*	4,400	15
Cogent Communications Holdings	17,849	631
Consolidated Communications Holdings (A)	1,000	20
Frontier Communications	20,667	146
inContact*	1,263	14
Iridium Communications (A)*	58,600	569
Level 3 Communications*	12,213	657
RingCentral, Cl A*	10,935	168
SBA Communications, Cl A*	2,217	260
Shenandoah Telecommunications	520	16
Spok Holdings	15,500	297
Telephone & Data Systems	8,561	213

Description	Shares	Market Value ($ Thousands)
T-Mobile US*	932	$29
Vonage Holdings*	10,100	50
Windstream Holdings (A)	12,378	92

		3,200

Utilities — 3.3%
AGL Resources	15,461	768
ALLETE	11,946	630
Alliant Energy	1,300	82
American States Water	3,400	135
American Water Works	3,741	203
Aqua America	10,673	281
Atmos Energy	2,500	138
Avista	32,600	1,114
Black Hills, Cl A	2,714	137
California Water Service Group, Cl A	2,800	69
Chesapeake Utilities	600	30
Cleco	26,686	1,455
CMS Energy	10,600	370
Edison International	10,136	633
El Paso Electric, Cl A	4,700	182
Empire District Electric	4,400	109
Great Plains Energy	54,770	1,461
Hawaiian Electric Industries	4,800	154
Idacorp, Cl A	7,162	450
Integrys Energy Group	10,100	727
ITC Holdings	4,434	166
Laclede Group	2,600	133
MDU Resources Group	5,300	113
MGE Energy	2,400	107
New Jersey Resources	1,500	47
Northwest Natural Gas (A)	3,203	154
NorthWestern	7,335	395
OGE Energy	2,277	72
Otter Tail (A)	1,800	58
Pepco Holdings	3,471	93
Piedmont Natural Gas	6,280	232
Pinnacle West Capital	1,100	70
PNM Resources	44,269	1,293
Portland General Electric	100,050	3,711
Questar	434	10
SCANA	29,391	1,616
South Jersey Industries, Cl A	16,695	906
Southwest Gas	13,930	810
TECO Energy	1,800	35
TerraForm Power, Cl A	8,792	321
UGI	6,450	210
UIL Holdings	10,402	535
Vectren	2,100	93
Vivint Solar*	78,219	950
Westar Energy, Cl A	1,900	74
WGL Holdings	1,200	68
Xcel Energy	12,195	424

		21,824

Total Common Stock (Cost $417,230) ($ Thousands)		622,034

EXCHANGE TRADED FUND — 0.2%
iShares Russell 2000 ETF (A)	8,119	1,009

Total Exchange Traded Fund (Cost $613) ($ Thousands)		1,009

12	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2015

Description	Number of Rights/ Number of Warrants/Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)
RIGHTS — 0.0%
Central European Media Enterprises	53	$—
Chelseea Therapeutics International CVR	3,004	—
Endo Pharmaceuticals	1,900	—
Safeway CVR - Casa Ley	11,400	12
Safeway CVR - PDC	11,400	—

Total Rights (Cost $—) ($Thousands)		12

WARRANTS — 0.0%
Magnum Hunter Expires 04/20/16*	467	—

Total Warrants (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 8.1%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	53,582,303	53,582

Total Affiliated Partnership (Cost $53,582) ($ Thousands)		53,582

CASH EQUIVALENT — 5.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	37,844,702	37,845

Total Cash Equivalent (Cost $37,845) ($ Thousands)		37,845

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills
0.006%, 05/28/15 (C) (D)	1,400	1,400

Total U.S. Treasury Obligation (Cost $1,400) ($ Thousands)		1,400

Total Investments — 108.1% (Cost $510,670) ($ Thousands)		$715,882

The open futures contracts held by the Fund at March 31, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	92	Jun-2015	$323
S&P Mid 400 Index E-MINI	80	Jun-2015	303

			$626

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $662,429 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 was $53,582 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2015 was $52,082 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

PLC — Public Limited Company

Ser — Series

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$621,118	$916	$—	$622,034
Exchange Traded Fund	1,009	—	—	1,009
Rights	12	—	—	12
Warrant	—	—	—	—
Affiliated Partnership	—	53,582	—	53,582
Cash Equivalent	37,845	—	—	37,845
U.S. Treasury Obligation	—	1,400	—	1,400

Total Investments in Securities	$659,984	$55,898	$—	$715,882

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$626	$—	$—	$626

Total Other Financial Instruments	$626	$—	$—	$626

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

13	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.0%

Consumer Discretionary — 15.1%
Autonation*	4,000	$257
Bed Bath & Beyond*	7,800	599
Best Buy	10,000	378
Brunswick	6,300	324
Capella Education	600	39
Chipotle Mexican Grill, Cl A*	1,010	657
Cinemark Holdings	11,800	532
Darden Restaurants	8,900	617
Dillard’s, Cl A	3,600	491
DineEquity	800	86
Discovery Communications, Cl A*	2,900	89
Discovery Communications, Cl C*	10,600	312
Dollar General	500	38
Dollar Tree*	700	57
Foot Locker, Cl A	10,000	630
Gannett	5,300	197
Gap	13,900	602
Genuine Parts	5,100	475
Harman International Industries, Cl A	3,500	468
Helen of Troy*	2,100	171
Interpublic Group	24,200	535
Johnson Controls	3,000	151
Kohl’s	8,483	664
L Brands	1,300	123
Marriott Vacations Worldwide	800	65
Michael Kors Holdings*	9,300	611
Murphy USA*	6,800	492
NVR*	140	186
Polaris Industries	4,000	565
PVH	4,400	469
Ross Stores	7,500	790
Royal Caribbean Cruises	1,200	98
Scripps Networks Interactive, Cl A	700	48
Thor Industries	6,700	424
TripAdvisor*	1,900	158
Tupperware Brands	700	48
Ulta Salon Cosmetics & Fragrance*	4,100	619
Whirlpool	1,530	309

		13,374

Consumer Staples — 4.7%
Bunge	6,600	543
Coca-Cola Enterprises	12,000	530
ConAgra Foods	18,200	665
Hormel Foods	1,500	85
Kroger	11,000	843
Monster Beverage*	5,600	775
Tyson Foods, Cl A	6,700	257
Whole Foods Market	9,400	490

		4,188

Energy — 5.0%
Atwood Oceanics, Cl A	8,800	247
Cabot Oil & Gas	5,700	168
Chesapeake Energy (B)	—	—
Continental Resources, Cl A*	1,500	66
EQT	7,400	613
HollyFrontier	15,400	620
Marathon Petroleum	1,400	143

Description	Shares	Market Value ($ Thousands)
Noble	25,200	$360
Noble Energy	900	44
Oneok	12,400	598
Targa Resources	2,800	268
Tesoro	3,800	347
Valero Energy	5,300	337
Western Refining	8,600	425
World Fuel Services	3,800	219

		4,455

Financials — 18.2%
Aflac	2,200	141
American Assets Trust†	7,800	338
American Capital Agency, Cl A†	21,700	463
American Financial Group	2,500	160
Ameriprise Financial	1,800	236
Annaly Capital Management†	53,100	552
Apollo Residential Mortgage†	7,600	121
Ares Commercial Real Estate†	6,300	70
Ashford Hospitality Prime†	3,400	57
Ashford Hospitality Trust†	16,600	160
Assurant	2,000	123
Brixmor Property Group†	15,500	412
CBRE Group, Cl A*	16,600	643
Chambers Street Properties†	50,700	400
Chimera Investment†	82,700	260
CNA Financial	3,800	157
Crown Castle International†	9,500	784
Fidelity & Guaranty Life	1,700	36
Fifth Third Bancorp	35,100	662
Franklin Street Properties†	8,600	110
Gain Capital Holdings	13,100	128
Genworth Financial, Cl A*	49,200	360
GEO Group†	900	39
Gladstone Commercial†	3,300	61
HCC Insurance Holdings	2,300	130
HCP†	15,600	674
Hospitality Properties Trust†	13,600	449
Host Hotels & Resorts†	29,000	585
Invesco	17,200	683
Invesco Mortgage Capital†	6,600	102
Jones Lang LaSalle	3,460	589
KeyCorp	43,800	620
Lincoln National	4,300	247
Loews	9,100	372
Marcus & Millichap*	2,200	82
Mortgage Investment Trust†	2,200	41
Navient	27,500	559
Nelnet, Cl A	4,200	199
Northern Trust	4,600	320
Paramount Group†	7,900	152
Piper Jaffray*	6,500	341
Popular*	14,300	492
Progressive	2,900	79
ProLogis†	15,100	658
Regions Financial	64,500	609
Resource Capital†	8,100	37
Signature Bank NY, Cl B*	300	39
Synchrony Financial (B)*	15,600	473
T. Rowe Price Group	1,200	97
Unum Group	14,500	489
Voya Financial	12,700	548
WP Carey†	500	34

		16,173

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Health Care — 12.9%
Aetna, Cl A	4,200	$447
Agilent Technologies	8,000	332
Alexion Pharmaceuticals*	1,030	179
AmerisourceBergen	7,300	830
Boston Scientific*	46,700	829
C.R. Bard	3,500	586
Cardinal Health	9,200	831
Cerner*	10,300	755
Cigna	3,100	401
Edwards Lifesciences, Cl A*	4,800	684
HCA Holdings*	3,700	278
Hologic*	6,400	211
Humana	350	62
Illumina*	4,010	745
IMS Health Holdings*	15,300	414
Intuitive Surgical*	1,240	626
Jazz Pharmaceuticals*	1,060	183
Mallinckrodt*	1,900	241
Mylan*	13,200	783
Quest Diagnostics	7,800	600
Quintiles Transnational Holdings*	7,500	502
United Therapeutics*	2,400	414
Universal Health Services, Cl B	4,700	553

		11,486
Industrials — 10.6%
Acuity Brands	3,500	588
Alamo Group	700	44
Alaska Air Group	8,700	576
Allegiant Travel, Cl A	500	96
Amerco	580	192
Ametek	3,500	184
AO Smith	7,900	519
Argan	1,500	54
Babcock & Wilcox	7,900	253
C.H. Robinson Worldwide	7,200	527
Copart*	12,900	485
Exelis	1,400	34
Expeditors International of Washington	10,652	513
Hillenbrand	2,700	84
Huntington Ingalls Industries, Cl A	3,800	533
L-3 Communications Holdings	1,580	199
Lincoln Electric Holdings	6,700	438
ManpowerGroup	2,000	172
Old Dominion Freight Line, Cl A*	5,500	425
Parker-Hannifin, Cl A	5,600	665
Regal-Beloit	4,300	344
Robert Half International	5,600	339
Southwest Airlines, Cl A	19,500	864
Spirit AeroSystems Holdings, Cl A*	3,700	193
Spirit Airlines*	3,100	240
Trinity Industries	15,800	561
United Continental Holdings*	2,500	168
United Rentals*	1,600	146

		9,436

Information Technology — 15.3%
Amkor Technology*	18,000	159
Analog Devices	2,800	176

Description	Shares	Market Value ($ Thousands)
Ansys*	3,100	$273
ARRIS Group*	8,600	249
Arrow Electronics, Cl A*	7,700	471
Avago Technologies, Cl A	7,400	940
Avnet	5,600	249
Booz Allen Hamilton Holding, Cl A	6,500	188
Broadcom, Cl A	17,200	745
Broadridge Financial Solutions	9,900	545
CA	6,000	196
CDW	13,200	491
Citrix Systems*	9,200	588
DST Systems	4,500	498
Electronic Arts*	1,600	94
Equinix†	1,100	256
F5 Networks, Cl A*	4,000	460
Fiserv, Cl A*	3,200	254
Harris	6,900	543
Ingram Micro, Cl A*	18,700	470
Integrated Device Technology*	1,700	34
Intuit	6,300	611
Jabil Circuit	23,300	545
Jack Henry & Associates	400	28
Leidos Holdings	7,200	302
Maxim Integrated Products	12,400	432
NetApp	2,400	85
NetScout Systems (B)*	3,600	158
Nuance Communications*	18,800	270
Progress Software*	4,500	122
Rovi*	6,600	120
ShoreTel*	4,800	33
Skyworks Solutions	8,000	786
SolarWinds*	9,100	466
Solera Holdings	6,500	336
Symantec, Cl A	20,000	467
Synopsys*	4,000	185
Tessera Technologies	8,900	358
Western Digital	4,200	383

		13,566

Materials — 5.8%
Alcoa	11,600	150
Cabot	9,000	405
Celanese, Ser A	8,600	480
Century Aluminum*	4,100	56
Eastman Chemical	1,100	76
Greif, Cl A	7,300	286
International Paper	8,500	472
Mosaic	12,300	567
Nucor	2,100	100
Rock-Tenn, Cl A	8,600	555
Sherwin-Williams, Cl A	2,630	748
Stepan	2,100	88
Vulcan Materials	6,900	582
Westlake Chemical	7,900	568

		5,133

Utilities — 6.4%
AES	43,900	564
AGL Resources	3,100	154
Calpine*	25,100	574
Consolidated Edison	9,600	586
DTE Energy	3,200	258
Entergy	8,100	628
ITC Holdings	1,100	41

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund

March 31, 2015

Description	Shares /Face Amount ($ Thousands)	Market Value ($ Thousands)
PPL	22,200	$747
Public Service Enterprise Group	16,300	683
Questar	17,600	420
SCANA	1,500	83
UGI	15,400	502
Vectren	10,200	450

		5,690

Total Common Stock (Cost $73,404) ($ Thousands)		83,501

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	782,954	783

Total Cash Equivalent (Cost $783) ($ Thousands)		783

AFFILIATED PARTNERSHIP — 0.8%
SEI Liquidity Fund, L.P. 0.070%**†† (C)	694,257	694

Total Affiliated Partnership (Cost $694) ($ Thousands)		694

U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bills
0.017%, 05/28/15 (A) (D)	$494	494

Total U.S. Treasury Obligations (Cost $494) ($ Thousands)		494

Total Investments — 96.2% (Cost $75,375) ($ Thousands)		$85,472

The open futures contracts held by the Fund at March 31, 2015, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P M id 400 Index E-MINI	16	Jun-2015	$21

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $88,841 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	This security or a partial position of this security is on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 was $694 ($ Thousands)

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2015 was $676 ($ Thousands).

(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Ser — Series

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$83,501	$—	$—	$83,501
Cash Equivalent	783	—	—	783
Affiliated Partnership	—	694	—	694
U.S. Treasury Obligations	—	494	—	494

Total Investments in Securities	$84,284	$1,188	$—	$85,472

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation *	$21	$—	$—	$21

Total Other Financial Instruments	$21	$—	$—	$21

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.7%

Consumer Discretionary — 11.1%
Aaron’s	32,761	$927
American Eagle Outfitters	241,400	4,123
Aramark	299,386	9,470
Autozone*	4,500	3,070
Bed Bath & Beyond*	67,430	5,177
Big Lots	28,000	1,345
BJ’s Restaurants*	8,708	439
Bloomin’ Brands	16,505	402
Brinker International	59,410	3,657
Buckle	9,313	476
Buffalo Wild Wings*	1,022	185
Burlington Stores*	71,550	4,251
Canadian Tire, Cl A	23,100	2,353
Carriage Services	28,055	670
Carter’s	33,690	3,115
Cheesecake Factory	71,384	3,521
Chico’s FAS	107,730	1,906
Citi Trends*	2,146	58
Coach	57,360	2,377
Cooper-Standard Holding*	18,092	1,071
Core-Mark Holding, Cl A	8,584	552
Cracker Barrel Old Country Store	4,183	636
Deckers Outdoor*	20,230	1,474
DIRECTV*	101,200	8,612
Dollar General	88,799	6,694
Dollar Tree*	60,358	4,898
Domino’s Pizza	36,160	3,636
DSW, Cl A	48,960	1,806
El Pollo Loco Holdings*	22,461	575
Escalade	4,482	78
Flexsteel Industries	9,524	298
Foot Locker, Cl A	55,640	3,505
GoPro, Cl A*	11,531	501
Graham Holdings, Cl B	2,690	2,823
HSN, Cl A	48,750	3,326
Jack in the Box	42,620	4,088
Kohl’s	178,977	14,005
Liberty TripAdvisor Holdings, Cl A*	132,158	4,201
lululemon athletica*	59,090	3,783
Michael Kors Holdings*	9,260	609
Nathan’s Famous	9,549	517
Nutrisystem	5,718	114
NVR*	1,032	1,371
Outerwall	2,674	177
Panera Bread, Cl A*	62,811	10,050
Papa John’s International, Cl A	13,056	807
PetMed Express	42,521	703
Reading International, Cl A*	16,505	222
Regal Entertainment Group, Cl A	15,740	360
Staples	253,990	4,136
Target, Cl A	153,869	12,628
Thomson Reuters	64,748	2,626
Time Warner Cable, Cl A	17,700	2,653
Vail Resorts	9,900	1,024
Viacom, Cl B	40,400	2,759
Vista Outdoor*	45,200	1,935

		156,775

Consumer Staples — 19.4%
Altria Group	388,202	19,418

Description	Shares	Market Value ($ Thousands)
Archer-Daniels-Midland	51,900	$2,460
Bunge	159,981	13,176
Cal-Maine Foods	48,783	1,905
Campbell Soup	20,660	962
Casey’s General Stores	47,350	4,266
Church & Dwight	30,130	2,574
Clorox	141,248	15,592
Coca-Cola	287,382	11,653
Coca-Cola Bottling Consolidated	6,898	780
Coca-Cola Enterprises	36,600	1,618
Colgate-Palmolive	44,880	3,112
ConAgra Foods	136,700	4,994
Constellation Brands, Cl A*	5,454	634
Costco Wholesale	92,621	14,032
Coty, Cl A	181,488	4,405
CVS Health	69,860	7,210
Dean Foods	22,060	365
Dr Pepper Snapple Group	125,513	9,850
Fresh Del Monte Produce	78,780	3,065
General Mills, Cl A	263,699	14,925
Hershey	45,774	4,619
Hormel Foods	74,406	4,230
Ingredion	25,300	1,969
Inventure Foods*	4,664	52
J&J Snack Foods	1,654	177
John B Sanfilippo & Son	19,429	837
Kellogg	68,500	4,518
Kimberly-Clark	76,573	8,202
Kroger	284,817	21,834
Lancaster Colony	10,674	1,016
Lorillard	80,870	5,285
Mead Johnson Nutrition, Cl A	11,190	1,125
Metro, Cl A	92,100	2,496
Orchids Paper Products	13,694	369
PepsiCo	156,279	14,943
Philip Morris International	47,460	3,575
Pinnacle Foods	156,883	6,402
Procter & Gamble	140,927	11,548
Sanderson Farms	50,216	4,000
SUPERVALU*	84,700	985
TreeHouse Foods*	11,884	1,010
Tyson Foods, Cl A	239,244	9,163
Universal	31,000	1,462
Vector Group	54,852	1,205
Wal-Mart Stores	262,395	21,582
Whole Foods Market	77,660	4,044

		273,644

Energy — 1.4%
Adams Resources & Energy	1,128	76
Chevron	65,300	6,855
ConocoPhillips	91,500	5,697
Exxon Mobil	81,300	6,910

		19,538

Financials — 18.3%
Allied World Assurance Holdings	169,465	6,846
Allstate	109,500	7,793
American Capital Agency, Cl A†	55,100	1,175
American Capital Mortgage Investment†	34,620	622
American Financial Group	50,150	3,217
AmTrust Financial Services	6,975	397
Annaly Capital Management†	776,721	8,078

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Anworth Mortgage Asset†	93,474	$476
Apollo Commercial Real Estate Finance†	62,567	1,075
Apollo Residential Mortgage†	7,848	125
Arrow Financial	2,985	81
Aspen Insurance Holdings	74,716	3,529
Assurant	49,510	3,040
AvalonBay Communities†	16,660	2,903
Axis Capital Holdings	180,840	9,328
Beneficial Bancorp*	5,546	63
BOK Financial	35,172	2,153
Brixmor Property Group†	18,730	497
Capital Bank Financial, Cl A*	30,397	839
Capitol Federal Financial	24,993	312
Capstead Mortgage†	41,200	485
CBL & Associates Properties†	191,680	3,795
CBOE Holdings	63,070	3,621
CBRE Group, Cl A*	72,320	2,800
Charter Financial	16,036	184
Chimera Investment†	745,668	2,341
Chubb	52,400	5,298
CIT Group	73,600	3,321
Corporate Office Properties Trust†	22,600	664
CU Bancorp*	10,683	243
Customers Bancorp*	20,542	500
CYS Investments†	128,571	1,146
Digital Realty Trust, Cl A†	39,070	2,577
Dream Office Real Estate Investment Trust†	115,200	2,397
Dynex Capital†	14,006	119
Employers Holdings	10,329	279
Endurance Specialty Holdings	53,380	3,264
Equity LifeStyle Properties†	64,790	3,560
Essent Group*	12,905	309
Everest Re Group	96,343	16,764
Federated National Holding	6,609	202
Fidelity Southern	5,259	89
First NBC Bank Holding*	1,936	64
FNFV Group*	117,153	1,652
Gaming and Leisure Properties†	70,970	2,617
Genworth MI Canada	71,000	1,570
Greenlight Capital Re*	7,211	229
Hatteras Financial†	22,899	416
HCC Insurance Holdings	43,000	2,437
HCP†	101,600	4,390
Health Care†	42,190	3,264
Highwoods Properties†	82,980	3,799
Home Loan Servicing Solutions	5,420	90
Hospitality Properties Trust	134,320	4,431
Investors Bancorp	43,039	504
Jones Lang LaSalle	24,700	4,209
Ladder Capital, Cl A†	7,379	137
LendingTree*	4,540	254
Medical Properties Trust†	264,860	3,904
MFA Financial†	883,696	6,946
MidWestOne Financial Group	2,634	76
Montpelier Re Holdings	19,956	767
Mortgage Investment Trust†	6,956	131
National Bank, Cl A	11,498	216
National Bank of Canada	96,800	3,534
New Residential Investment†	4,499	68
New York Mortgage Trust†	143,456	1,113
Northwest Bancshares	26,265	311

Description	Shares	Market Value ($ Thousands)
Omega Healthcare Investors†	106,760	$4,331
OneBeacon Insurance Group, Cl A	19,612	298
Pacific Premier Bancorp*	11,009	178
PartnerRe	140,344	16,046
PennyMac Financial Services, Cl A*	24,663	418
PennyMac Mortgage Investment Trust†	89,100	1,897
Peoples Financial Services	3,918	176
Piedmont Office Realty Trust, Cl A†	145,400	2,706
Post Properties†	69,813	3,974
PRA Group*	32,720	1,777
Reinsurance Group of America, Cl A	38,530	3,591
RenaissanceRe Holdings	111,395	11,109
RLJ Lodging Trust†	69,960	2,190
Royal Bank of Canada	58,700	3,534
Ryman Hospitality Properties	56,720	3,455
Select Income REIT†	7,882	197
Senior Housing Properties Trust†	80,610	1,789
Silver Bay Realty Trust†	27,784	449
Simon Property Group†	7,750	1,516
State Bank Financial	16,743	352
Stonegate Bank	8,545	258
Travelers	135,767	14,680
Two Harbors Investment†	798,165	8,476
UDR†	38,100	1,297
United Insurance Holdings	18,597	418
Validus Holdings	264,792	11,148
Ventas†	48,860	3,568
Waterstone Financial	6,571	84
Wells Fargo	64,300	3,498
WR Berkley	2,524	128

		257,174

Health Care — 16.2%
Abbott Laboratories	18,093	838
Acceleron Pharma*	1,202	46
Addus HomeCare*	19,229	443
Aetna, Cl A	57,900	6,168
Air Methods*	5,919	276
AmerisourceBergen	110,067	12,511
Amgen, Cl A	22,600	3,613
Analogic	2,268	206
Anthem	52,330	8,080
AstraZeneca ADR	56,700	3,880
Atrion	442	153
Baxter International	118,800	8,138
Becton Dickinson	10,682	1,534
Bio-Path Holdings*	31,421	56
Bio-Reference Laboratories*	11,581	408
Cardinal Health	172,723	15,592
Chemed	9,440	1,127
Eli Lilly	165,489	12,023
Express Scripts Holding*	109,703	9,519
HCA Holdings*	21,520	1,619
Henry Schein*	18,005	2,514
Hill-Rom Holdings	84,160	4,124
Hologic*	128,610	4,247
Humana	46,261	8,235
ICON*	37,350	2,634
ICU Medical*	9,349	871

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Idexx Laboratories*	27,729	$4,284
Insys Therapeutics*	6,858	399
Integra LifeSciences Holdings*	3,073	189
Johnson & Johnson	235,684	23,710
Laboratory Corp of America Holdings*	47,217	5,954
McKesson	31,568	7,141
Medtronic	52,100	4,063
Merck	254,088	14,605
MiMedx Group*	10,219	106
Myriad Genetics*	29,490	1,044
Omnicare	77,253	5,953
Ophthotech*	4,308	200
Owens & Minor	34,526	1,168
Parexel International*	17,198	1,187
Patterson	74,910	3,655
Pfizer	374,200	13,018
Phibro Animal Health, Cl A	12,447	441
Quest Diagnostics	167,754	12,892
Sagent Pharmaceuticals*	10,317	240
STERIS, Cl A	5,444	382
Team Health Holdings*	44,130	2,582
United Therapeutics*	8,658	1,493
UnitedHealth Group	58,500	6,920
Varian Medical Systems*	43,700	4,112
Zimmer Holdings	21,400	2,515
Zoetis, Cl A	16,811	778

		227,886

Industrials — 3.5%
Boeing	23,700	3,557
Civeo	23,640	60
Deere	63,600	5,577
FedEx	15,900	2,631
General Dynamics	11,400	1,547
Healthcare Services Group	2,298	74
L-3 Communications Holdings	17,800	2,239
Landstar System	8,435	559
Lockheed Martin	75,693	15,363
Masonite International*	7,311	492
Northrop Grumman	47,300	7,613
Orbital ATK	22,600	1,732
Raytheon	62,400	6,817
Sparton*	19,948	489
Waste Management	11,168	605
Wesco Aircraft Holdings*	19,748	303

		49,658

Information Technology — 10.0%
Accenture, Cl A	37,078	3,474
Alliance Fiber Optic Products	3,655	63
Amdocs	329,640	17,932
Apple	42,644	5,306
Bankrate*	4,891	56
Barracuda Networks*	1,784	69
Blackhawk Network Holdings, Cl A*	10,170	364
Booz Allen Hamilton Holding, Cl A	99,411	2,877
Broadridge Financial Solutions	83,319	4,583
Cadence Design Systems*	24,539	452
CDW	56,354	2,099
Cisco Systems	225,100	6,196
Computer Sciences	59,543	3,887
CSG Systems International	17,416	529

Description	Shares	Market Value ($ Thousands)
DST Systems	62,492	$6,919
Echo Global Logistics*	8,862	242
EMC	135,900	3,474
EVERTEC	19,845	434
Factset Research Systems	36,317	5,782
Forrester Research	2,017	74
Genpact*	19,703	458
GTT Communications*	17,836	337
Harris	60,700	4,781
Hewlett-Packard	215,126	6,703
Intel	192,100	6,007
International Business Machines	142,637	22,893
Intuit	8,523	826
Jack Henry & Associates	74,099	5,179
Kofax*	10,111	111
Lexmark International, Cl A	13,450	569
MAXIMUS	1,006	67
Microsoft	116,200	4,724
NetApp	86,200	3,057
NeuStar, Cl A*	17,791	438
Oracle, Cl B	69,800	3,012
Qualcomm	43,900	3,044
Reis	13,694	351
Science Applications International	31,285	1,606
Synopsys*	73,600	3,409
Tech Data*	30,000	1,733
VeriSign*	58,190	3,897
Western Union	154,100	3,207

		141,221

Materials — 1.5%
Ball	42,433	2,997
Bemis	70,600	3,270
Berry Plastics Group*	25,496	923
Clearwater Paper*	4,723	309
Compass Minerals International, Cl A	22,653	2,111
Kaiser Aluminum	3,734	287
Newmont Mining	110,621	2,402
Royal Gold, Cl A	78,802	4,973
Scotts Miracle-Gro, Cl A	31,603	2,123
Sonoco Products	42,200	1,918

		21,313

Telecommunication Services — 5.2%
AT&T	596,909	19,489
BCE	133,430	5,651
Boingo Wireless*	9,324	70
CenturyTel	139,691	4,826
Hawaiian Telcom Holdco*	14,048	374
NTT DoCoMo ADR	260,300	4,537
RingCentral, Cl A*	8,637	133
Rogers Communications, Cl B	139,700	4,677
SK Telecom ADR	191,000	5,197
TELUS	151,714	5,042
Verizon Communications	437,680	21,284
Windstream Holdings	165,214	1,223

		72,503

Utilities — 9.1%
ALLETE	4,210	222
Ameren	71,700	3,026
American Electric Power	158,080	8,892
American Water Works	41,459	2,248

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

March 31, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Artesian Resources, Cl A	4,592	$98
Atmos Energy	31,200	1,725
Avista	22,621	773
Cleco	5,387	294
CMS Energy	79,530	2,776
Consolidated Edison	192,764	11,759
DTE Energy	79,922	6,449
Edison International	204,256	12,760
El Paso Electric, Cl A	15,632	604
Empire District Electric	7,765	193
Entergy	218,497	16,931
Exelon	181,900	6,114
FirstEnergy	51,440	1,804
Hawaiian Electric Industries	12,794	411
Idacorp, Cl A	10,571	665
Northwest Natural Gas	7,944	381
NorthWestern	5,464	294
NRG Yield, Cl A	4,956	251
PG&E	225,940	11,991
Portland General Electric	242,718	9,002
PPL	76,200	2,565
Public Service Enterprise Group	181,000	7,587
SCANA	89,200	4,905
Southern	282,299	12,500
Unitil	18,964	659
WGL Holdings	1,507	85

		127,964

Total Common Stock (Cost $1,125,314) ($ Thousands)		1,347,676

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	56,094,361	56,094

Total Cash Equivalent (Cost $56,094) ($ Thousands)		56,094

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills 0.021%, 05/28/15 (A)(B)	$2,069	2,069

Total U.S. Treasury Obligations (Cost $2,069) ($ Thousands)		2,069

Total Investments — 99.8% (Cost $1,183,477) ($ Thousands)		$1,405,839

The open futures contracts held by the Fund at March 31, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EM INI	385	Jun-2015	$463

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,408,413 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,347,676	$—	$—	$1,347,676
U.S. Treasury Obligations	—	2,069	—	2,069
Cash Equivalent	56,094	—	—	56,094

Total Investments in Securities	$1,403,770	$2,069	$—	$1,405,839

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$463	$—	$—	$463

Total Other Financial Instruments	$463	$—	$—	$463

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 92.2%

Australia — 6.3%
AGL Energy	528,599	$6,138
Amcor	1,192,139	12,787
Asciano	424,185	2,055
ASX	83,350	2,637
Aurizon Holdings	725,545	2,688
AusNet Services, Cl Miscellaneous	3,936,921	4,391
Bank of Queensland	139,877	1,474
Brambles	9,727	86
Coca-Cola Amatil	250,390	2,062
Cochlear	6,511	450
Dexus Property Group†	41,663	241
Federation Centres†	1,352,780	3,142
Flight Centre Travel Group	129,316	3,917
Goodman Group†	699,799	3,395
GPT Group†	309,290	1,080
Harvey Norman Holdings	55,312	188
Insurance Australia Group	248,264	1,157
Lend Lease Group	509,704	6,479
Metcash, Cl A	2,846,720	3,371
Newcrest Mining*	22,060	225
Novion Property Group†	693,095	1,329
Orica	116,878	1,787
Rio Tinto	65,781	2,876
Sonic Healthcare	294,221	4,594
Stockland†	115,362	396
Sydney Airport	170,580	675
Tabcorp Holdings	848,238	3,072
Tatts Group	2,437,835	7,412
Telstra, Cl B	2,241,844	10,807
Toll Holdings	108,727	736
Transurban Group	145,989	1,063
Wesfarmers	446,439	14,993
Woodside Petroleum	339,556	8,954
Woolworths	460,886	10,383

		127,040

Austria — 0.3%
BUWOG	21,725	446
CA Immobilien Anlagen	41,532	779
Flughafen Wien	7,239	629
Oesterreichische Post	54,288	2,670
Telekom Austria	32,269	231
Verbund	36,862	617
voestalpine	43,584	1,596

		6,968

Belgium — 0.7%
Anheuser-Busch InBev	5,510	673
Befimmo†	28,559	1,938
Belgacom	229,091	8,015
Cofinimmo†	2,215	260
Colruyt	51,916	2,260
Elia System Operator	7,877	332

		13,478

Canada — 11.7%
Alimentation Couche-Tard, Cl B	105,300	4,196
Bank of Montreal	148,000	8,869
BCE	432,315	18,309
Calloway Real Estate Investment Trust, Cl Trust Unit†	28,000	644

Description	Shares	Market Value ($ Thousands)
Canadian Apartment Properties†	13,800	$318
Canadian Imperial Bank of Commerce	246,500	17,871
Canadian Tire, Cl A	206,800	21,069
Catamaran*	2,100	125
CGI Group, Cl A*	32,400	1,374
CI Financial	19,400	542
Constellation Software	6,900	2,385
Dollarama	196,100	10,962
Dream Office Real Estate Investment Trust†	23,900	497
Eldorado Gold	140,300	644
Emera	335,300	10,907
Empire, Cl A	104,000	7,252
Fairfax Financial Holdings	12,700	7,120
First Capital Realty	68,300	1,064
Fortis, Cl Common Subscription Receipt	453,700	13,821
Franco-Nevada	33,200	1,609
George Weston	114,100	9,038
Great-West Lifeco, Cl Common Subscription Receipt	24,300	702
H&R†	243,600	4,487
IGM Financial	35,400	1,258
Intact Financial, Cl Common Subscription Receipt	129,600	9,764
Jean Coutu Group PJC, Cl A	79,500	1,699
K-Bro Linen	4,265	177
Manitoba Telecom Services	197,100	3,737
Masonite International*	16,337	1,099
Metro, Cl A	542,900	14,712
Morguard†	28,100	382
National Bank of Canada	246,100	8,985
North West	22,600	446
Open Text	119,500	6,309
Power Corp of Canada	45,900	1,215
RioCan, Cl Trust Unit†	333,700	7,633
Rogers Communications, Cl B	319,400	10,693
Royal Bank of Canada	19,600	1,180
Saputo	231,800	6,371
Shaw Communications, Cl B	454,050	10,189
Thomson Reuters, Cl B	54,200	2,197
Toronto-Dominion Bank	123,400	5,282
TransAlta Renewables	20,300	201
Valener	33,226	455

		237,789

China — 0.1%
Chow Tai Fook Jewellery Group	408,200	439
Yangzijiang Shipbuilding Holdings	1,746,000	1,610

		2,049

Denmark — 0.9%
Carlsberg, Cl B	69,749	5,756
Coloplast, Cl B	17,533	1,326
ISS*	10,551	332
Matas	18,059	412
Novo Nordisk, Cl B	1,702	91
Royal Unibrew	9,662	1,619
Schouw	13,187	631
TDC	1,081,234	7,741
William Demant Holding*	10,248	869

		18,777

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Finland — 0.1%
Fortum	62,888	$1,321
Orion, Cl B	22,996	649

		1,970

France — 0.3%
Boiron	6,078	652
Bonduelle S.C.A.	6,128	159
Dassault Systemes	47,132	3,196
Ipsen	5,955	282
Orpea	15,039	947
Societe d’Edition de Canal+	13,049	87
Tessi	282	27
Vilmorin & Cie	2,802	227

		5,577

Germany — 1.4%
alstria office†	58,217	819
Celesio	41,484	1,225
Fielmann	99,528	6,672
Hamborner†	21,972	242
Merck KGaA	98,292	11,037
Norddeutsche Affinerie	13,789	781
Rhoen Klinikum	191,266	4,752
RTL Group	6,383	614
STADA Arzneimittel	91,920	3,070

		29,212

Guernsey — 0.6%
Amdocs	238,188	12,957

Hong Kong — 3.8%
Bank of East Asia	230,400	917
BOC Hong Kong Holdings	228,500	815
Cathay Pacific Airways	1,077,000	2,492
Cheung Kong Infrastructure Holdings	714,000	6,138
CLP Holdings, Cl B	2,129,000	18,604
First Pacific	224,000	224
Hang Lung Properties	518,000	1,456
Hang Seng Bank	223,700	4,054
HKT Trust & HKT, Cl Miscellaneous	1,179,000	1,519
Hutchison Whampoa	244,000	3,387
Kerry Properties	66,000	229
Li & Fung	1,722,000	1,681
Link†	1,452,000	8,952
MTR	532,000	2,532
NWS Holdings	119,000	198
PCCW	2,159,000	1,317
Power Assets Holdings	663,000	6,782
Prosperity†	586,000	213
Shangri-La Asia	120,000	165
Sunlight†	590,000	288
Swire Pacific, Cl A	554,500	7,560
Transport International Holdings, Cl B	14,000	34
Uni-Bio Science Group*	5,500,000	156
WH Group* (A)	2,266,500	1,289
Wheelock	60,000	307
Wynn Macau	524,000	1,134
Yue Yuen Industrial Holdings	1,113,500	3,935

		76,378

Description	Shares	Market Value ($ Thousands)
Ireland — 0.1%
Kerry Group, Cl A	14,861	$997
UDG Healthcare	70,092	492

		1,489

Israel — 1.2%
Azrieli Group	66,147	2,723
Bank Hapoalim	531,361	2,560
Bank Leumi Le-Israel*	104,829	389
Check Point Software Technologies*	34,374	2,818
Elbit Systems	3,204	231
Formula Systems 1985	3,851	101
Ituran Location and Control	6,055	134
Osem Investments	47,885	958
Paz Oil	5,303	775
Plus500	28,051	284
Teva Pharmaceutical Industries	222,091	13,940

		24,913

Italy — 0.2%
Amplifon	164,091	1,117
CSP International Fashion Group	1,207	2
DiaSorin	7,120	313
Parmalat	107,552	287
Snam Rete Gas	271,305	1,317

		3,036

Japan — 6.9%
Advance Residence Investment†	109	262
Ajis	1,300	22
ANA Holdings	678,000	1,819
Aozora Bank	2,079,000	7,385
Arcs	9,900	238
Asahi Group Holdings	10,200	325
Bic Camera	221,200	2,306
Can Do	38,400	504
Canon	352,000	12,469
Chugoku Electric Power	84,600	1,105
Coca-Cola West	131,600	2,179
COLOPL*	138,700	2,996
Daiichi Sankyo	14,000	222
Dunlop Sports	15,300	155
Dydo Drinco	70,400	2,833
Earth Chemiclal	6,900	239
Fancl	173,200	2,214
Hitachi Metals	20,000	308
Hokuto	11,900	222
House Foods Group	84,700	1,780
Itochu-Shokuhin	3,900	138
Japan Airlines	92,000	2,869
Japan Tobacco	48,000	1,521
JFE Holdings	34,400	761
Kansai Electric Power	22,900	219
Kappa Create Holdings	23,800	224
Kewpie	577,000	14,068
Key Coffee	16,900	255
Kobe Steel	1,213,000	2,245
Kohnan Shoji	93,700	1,051
Kose	143,600	7,939
Kura	6,100	226
Kyushu Electric Power	87,100	846
Lawson	56,900	3,952

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Lion, Cl H	1,470,400	$8,975
Mandom	9,300	341
Marudai Food	82,000	279
Maruha Nichiro	15,600	220
Matsuya Foods	27,600	554
Maxvalu Tokai	3,300	47
Megmilk Snow Brand	73,900	890
MID, Cl A†	335	812
Ministop	92,000	1,298
Mitsubishi Tanabe Pharma	120,400	2,070
Mixi	89,500	3,627
Morinaga	261,000	918
Morinaga Milk Industry	486,025	1,848
MOS Food Services	17,000	361
Nagoya Railroad	617,000	2,470
Nihon Shokuhin Kako	2,000	6
Nippon Flour Mills	149,000	738
Nippon Telegraph & Telephone	47,900	2,955
Nipro	107,500	1,026
Nisshin Oillio Group	400,000	1,488
Noevir Holdings	66,200	1,329
Nomura Real Estate Master Fund, Cl REIT†	903	1,123
NTT DOCOMO	294,500	5,121
Ohsho Food Service	15,100	540
Oracle Japan	88,300	3,807
Osaka Gas	214,000	897
Paltac	15,700	221
Rock Field	27,700	597
Royal Holdings	30,000	563
Saizeriya	19,400	376
Sakata Seed	15,100	246
Seiko Epson	408,400	7,257
Shimamura	200	18
SIA Reit†	59	231
Sogo Medical	7,000	197
Sony Financial Holdings	47,500	765
Starts Proceed Investment, Cl A†	122	214
Studio Alice	26,600	497
T&D Holdings	35,400	489
Takeda Pharmaceutical	36,100	1,806
Tokai	9,200	313
Trend Micro	119,200	3,936
Tsumura	10,200	253
United Super Markets Holdings*	16,300	145
Yamazaki Baking	58,000	1,048
Yoshinoya Holdings	38,600	421

		139,230

Jersey — 0.1%
Randgold Resources	20,589	1,434

Luxembourg — 0.1%
SES	70,962	2,509

Netherlands — 1.2%
Eurocommercial Properties†	5,059	232
Heineken	12,507	954
Heineken Holding	132,105	9,095
Koninklijke Ahold	572,160	11,276
Reed Elsevier	37,081	924
Unilever	44,106	1,843
Vastned Retail†	11,336	555

		24,879

Description	Shares	Market Value ($ Thousands)
New Zealand — 1.4%
Air New Zealand	933,402	$1,908
Argosy Property	669,970	573
Auckland International Airport	1,349,322	4,553
Chorus*	17,569	37
Contact Energy	467,825	2,098
Fisher & Paykel Healthcare	410,846	2,027
Fletcher Building	480,176	3,032
Infratil	102,751	245
Meridian Energy	266,283	404
Mighty River Power	166,163	386
Port of Tauranga	37,108	472
Restaurant Brands New Zealand	21,157	64
Ryman Healthcare	406,372	2,389
SKY Network Television	315,450	1,398
Spark New Zealand	3,565,834	7,969
Summerset Group Holdings	69,427	173

		27,728

Norway — 1.8%
Norsk Hydro	1,979,511	10,412
Orkla	1,441,242	10,900
Statoil	214,009	3,792
Telenor	559,444	11,308

		36,412

Portugal — 0.5%
EDP - Energias de Portugal	2,298,197	8,602
Portucel	122,445	548
REN - Redes Energeticas Nacionais SGPS	137,066	402
Semapa-Sociedade de Investimento e Gestao	25,343	339
Sonaecom - SGPS*	260,450	611

		10,502

Singapore — 2.4%
Ascendas†	1,102,500	2,082
CapitaCommercial Trust†	2,023,500	2,603
CapitaMall Trust†	2,759,100	4,425
China Yuchai International	29,083	574
ComfortDelGro	1,138,200	2,398
DBS Group Holdings	49,700	738
First†	140,000	143
Keppel	638,000	4,186
Keppel Land	141,000	457
Metro Holdings	73,539	52
MobileOne	811,300	2,307
Sabana Shari’ah Compliant Industrial†	867,000	569
Sembcorp Industries	124,900	384
Singapore Airlines	467,000	4,069
Singapore Exchange	105,000	623
Singapore Post	163,900	234
Singapore Press Holdings	364,700	1,114
Singapore Technologies Engineering	26,000	66
Singapore Telecommunications	1,847,400	5,899
StarHub	2,724,000	8,638
Wilmar International	3,023,800	7,187
Yanlord Land Group	394,000	282

		49,030

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Spain — 1.7%
Acciona*	3,813	$294
Cia de Distribucion Integral Logista Holdings	12,719	274
Ebro Foods	29,004	541
Endesa	314,427	6,079
Gas Natural SDG	230,563	5,179
Iberdrola	1,728,345	11,141
Lar Espana Real Estate Socimi*†	19,361	223
Telefonica*	770,420	10,972

		34,703

Sweden — 2.0%
Axfood	128,061	6,764
Boliden	63,526	1,262
Granges*	28,601	230
Hennes & Mauritz, Cl B	281,375	11,403
ICA Gruppen	14,734	494
Industrivarden, Cl C	86,067	1,616
KappAhl	26,114	121
Millicom International Cellular	31,715	2,295
Svenska Cellulosa SCA, Cl B	226,318	5,214
Swedish Match	230,744	6,785
Tele2, Cl B	208,238	2,490
TeliaSonera	183,797	1,168

		39,842

Switzerland — 2.8%
Allreal Holding, Cl A	31,043	4,538
Alpiq Holding	4,200	339
Basler Kantonalbank, Cl H	2,216	171
Bell	46	118
Coca-Cola HBC	293,876	5,300
Emmi	1,224	424
Galenica	13,925	12,186
Intershop Holdings	15	6
Kaba Holding	2,684	1,618
Mobilezone Holding	394	6
Mobimo Holding*	5,224	1,234
Nestle	147,490	11,146
Novartis	6,270	621
Orior	660	39
Siegfried Holding	5,821	891
Swiss Prime Site, Cl H	33,420	2,908
Swisscom	26,047	15,138
Valora Holding	2,706	604

		57,287

United Kingdom — 7.5%
Admiral Group	318,395	7,232
British American Tobacco	203,374	10,532
British Land (United Kingdom)†	104,835	1,296
Centrica	1,087,059	4,083
Cranswick	60,855	1,240
Dairy Crest Group	18,916	124
Direct Line Insurance Group	245,645	1,163
GlaxoSmithKline	514,922	11,817
Greggs	477,871	7,250
Imperial Tobacco Group	515,896	22,692
Inchcape	367,883	4,342
Indivior*	254,849	719
Intu Properties†	408,720	2,111
Londonmetric Property†	90,461	217
Lookers	81,939	175

Description	Shares	Market Value ($ Thousands)
National Grid	721,214	$9,258
Next, Cl A	201,118	20,974
Rentokil Initial	121,840	247
Royal Mail	33,400	217
Sage Group	836,200	5,793
SSE	913,694	20,319
Stock Spirits Group	37,991	116
Synergy Health	46,324	1,599
Tate & Lyle	317,659	2,818
Unilever	355,232	14,845
United Utilities Group, Cl B	44,272	613

		151,792

United States — 36.1%
Altria Group	386,421	19,329
American Realty Capital Properties†	153,567	1,513
AmerisourceBergen	121,295	13,788
Annaly Capital Management†	1,129,672	11,749
Apollo Residential Mortgage†	123,922	1,977
Archer-Daniels-Midland	172,892	8,195
Ashford Hospitality Prime†	28,371	476
Associated Estates Realty†	89,649	2,212
AT&T	805,486	26,299
Autozone*	22,267	15,190
Avista	94,272	3,222
Benchmark Electronics*	12,133	292
Berkshire Hills Bancorp	8,411	233
Best Buy	15,804	597
Blucora*	32,532	444
Broadridge Financial Solutions	92,106	5,067
Brookline Bancorp, Cl A	56,859	571
Bunge	213,467	17,581
C.R. Bard	23,956	4,009
Cablevision Systems, Cl A	329,817	6,036
CACI International, Cl A*	125,490	11,284
Campbell Soup	23,477	1,093
Capitol Federal Financial	743,249	9,291
Casey’s General Stores	2,312	208
Central Garden and Pet, Cl A*	36,326	386
Chemed	38,252	4,567
Church & Dwight	150,767	12,879
Cigna	101,128	13,090
Cintas	31,150	2,543
Clifton Bancorp	15,852	224
Clorox	283,763	31,325
Coca-Cola	226,259	9,175
Coca-Cola Bottling Consolidated	8,210	928
Colgate-Palmolive	162,349	11,257
Columbia Property Trust†	73,262	1,979
Computer Sciences	129,205	8,434
Consolidated Edison	4,875	298
Costco Wholesale	56,044	8,491
CSG Systems International	10,636	323
CVS Health	90,911	9,383
CYS Investments†	50,791	452
Dentsply International	170,559	8,680
Dice Holdings*	211,413	1,886
Dollar General	176,048	13,270
Dr Pepper Snapple Group	66,507	5,219
DST Systems	102,790	11,380
Duke Energy	17,052	1,309
EchoStar, Cl A*	6,175	319

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Edwards Lifesciences, Cl A*	112,589	$16,039
Electronic Arts*	67,778	3,986
Eli Lilly	15,011	1,091
Ellington Residential Mortgage†	11,821	194
Empire District Electric	290,858	7,219
Energizer Holdings	85,056	11,742
Entergy	201,782	15,636
Exelon	119,205	4,007
Factset Research Systems	32,802	5,222
Fresh Del Monte Produce	120,253	4,679
GameStop, Cl A	87,014	3,303
Garmin	10,907	518
General Mills, Cl A	208,668	11,810
Greatbatch*	4,502	261
Halyard Health*	1	—
Harris	157,286	12,388
HealthSouth	207,559	9,207
Henry Schein*	87,585	12,229
Hershey	31,999	3,229
Hill-Rom Holdings	240,790	11,799
HomeTrust Bancshares*	7,985	128
HRG Group*	93,831	1,171
Ingles Markets, Cl A	14,551	720
Ingredion	8,965	698
Intel	22,409	701
Jack Henry & Associates	179,197	12,524
John B Sanfilippo & Son	5,080	219
Johnson & Johnson	270,527	27,215
Kaiser Aluminum	88,987	6,842
Kellogg	47,884	3,158
Keurig Green Mountain	8,576	958
Kimberly-Clark	146,468	15,688
Kohl’s	28,203	2,207
Kroger	24,757	1,898
LifePoint Hospitals*	152,993	11,237
Magellan Health*	24,234	1,716
Mantech International, Cl A	32,669	1,109
McDonald’s	174,110	16,965
MEDNAX*	137,176	9,947
Michael Kors Holdings*	43,878	2,885
Mortgage Investment Trust†	63,510	1,196
New York Community Bancorp	100,360	1,679
News, Cl A*	264,500	4,234
Northfield Bancorp	49,679	736
Northwest Bancshares	159,264	1,887
Oil-Dri Corp of America	3,429	115
Omnicare	192,463	14,831
Orchids Paper Products	29,612	798
Oritani Financial	19,574	285
Owens & Minor	246,922	8,356
Patterson	228,612	11,154
People’s United Financial	242,110	3,680
PepsiCo	130,025	12,433
PetMed Express	14,475	239
Philip Morris International	122,846	9,254
Premier, Cl A*	11,487	432
Procter & Gamble	300,745	24,643
Quest Diagnostics	99,230	7,626
Reading International, Cl A*	16,183	218
ResMed	14,200	1,019
Resource Capital†	69,172	314
Schnitzer Steel Industries, Cl A	38,961	618
Southern	291,089	12,890

Description		Shares/Number of Rights/Face Amount(1) ($ Thousands)	Market Value ($ Thousands)
Spectrum Brands Holdings		106,219	$9,513
STERIS, Cl A		43,636	3,066
Sykes Enterprises*		29,937	744
Teleflex		8,841	1,068
Territorial Bancorp		7,233	172
Unitil		74,411	2,587
Universal		63,957	3,016
VeriSign*		161,652	10,826
Wal-Mart Stores		131,785	10,839
Weis Markets		28,796	1,433

			732,899

Total Common Stock (Cost $1,723,536) ($ Thousands)			1,869,880

PREFERRED STOCK — 0.6%

Germany — 0.6%
Henkel & KGaA		107,952	12,701

Total Preferred Stock (Cost $11,765) ($ Thousands)			12,701

RIGHTS — 0.0%
Telefonica* Expires 04/16/15		770,420	124

Total Rights (Cost $—) ($ Thousands)			124

CASH EQUIVALENT — 5.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††		116,759,583	116,760

Total Cash Equivalent (Cost $116,760) ($ Thousands)			116,760

TIME DEPOSITS — 0.5%
Brown Brothers Harriman
2.950%, 04/01/2015	NZD	45	33
1.462%, 04/01/2015	AUD	337	258
0.350%, 04/01/2015	NOK	289	36
0.100%, 04/01/2015	CAD	139	110
0.030%, 04/01/2015		9,030	9,030
0.005%, 04/01/2015	SGD	1,016	741
0.005%, 04/01/2015	JPY	30,672	256
0.005%, 04/01/2015	HKD	1,973	255
(0.100)%, 04/01/2015	DKK	458	66

Total Time Deposits (Cost $10,785) ($ Thousands)			10,785

U.S. TREASURY OBLIGATIONS (B) (C) — 0.4%
U.S. Treasury Bills
0.067%, 05/28/15		7,082	7,082

Total U.S. Treasury Obligations (Cost $7,081) ($ Thousands)			7,082

Total Investments — 99.5% (Cost $1,869,927) ($ Thousands)			$2,017,332

Cl — Class

L.P. — Limited Partnership

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

March 31, 2015

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	308	Jun-2015	$152
FTSE 100 Index	91	Jun-2015	(191)
Hang Seng Index	12	Apr-2015	41
S&P 500 Index EMINI	487	Jun-2015	626
SPI 200 Index	35	Jun-2015	37
Topix Index	59	Jun-2015	64

			$729

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/28/15	AUD	94,046	USD	73,725	$2,005
4/28/15	CAD	157,320	USD	125,656	1,461
4/28/15	CHF	26,470	USD	27,647	353
4/28/15	DKK	73,793	USD	10,859	239
4/28/15	EUR	72,515	USD	79,672	1,770
4/28/15	GBP	62,285	USD	92,894	461
4/28/15	HKD	337,228	USD	43,478	(17)
4/28/15	JPY	8,238,656	USD	69,030	295
4/28/15	NOK	165,904	USD	21,153	577
4/28/15	NZD	21,179	USD	16,121	285
4/28/15	SEK	211,894	USD	25,008	422
4/28/15	SGD	52,206	USD	38,141	97
4/28/15	USD	625	AUD	799	(16)
4/28/15	USD	1,709	CAD	2,132	(26)
4/28/15	USD	257	CHF	247	(3)
4/28/15	USD	118	DKK	804	(2)
4/28/15	USD	915	EUR	836	(17)
4/28/15	USD	1,324	GBP	891	(1)
4/28/15	USD	566	HKD	4,386	—
4/28/15	USD	1,217	JPY	144,845	(8)
4/28/15	USD	215	NOK	1,694	(5)
4/28/15	USD	86	NZD	113	(1)
4/28/15	USD	167	SEK	1,429	(2)
4/28/15	USD	484	SGD	663	(1)

					$7,866

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	(623,119)	630,985	$7,866

For the period ended March 31, 2015, the total amount of all open forward currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages	are based on Net Assets of $2,028,271 ($Thousands).

(1)	In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated security (see Note 6).
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the effective yield at the time of purchase.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AUD	— Australia Dollar
CAD	— Canadian Dollar

CHF	— Swiss Franc

Cl	— Class

DJ	— Dow Jones

DKK	— Denmark Krone

EUR	— Euro

FTSE	— Financial Times and the London Stock Exchange

GBP	— British Pound

HKD	— Hong Kong Dollar

JPY	— Japanese Yen

NOK	— Norwegian Krone

NZD	— New Zealand Dollar

S&P	— Standard & Poor’s

SEK	— Sweden Krona
SGD	— Singapore Dollar

SPI	— Swiss Performance Index

USD	— United States Dollar

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,858,198	$11,682	$—	$1,869,880
Preferred Stock	12,701	—	—	12,701
Right	124	—	—	124
Cash Equivalent	116,760	—	—	116,760
Time Deposits	—	10,785	—	10,785
U.S. Treasury Obligations	—	7,082	—	7,082

Total Investments in Securities	$1,987,783	$29,549	$—	$2,017,332

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized appreciation	$920	$—	$—	$920
Unrealized depreciation	(191)	—	—	(191)
Forwards Contracts*
Unrealized appreciation	—	7,965	—	7,965
Unrealized depreciation	—	(99)	—	(99)

Total Other Financial Instruments	$729	$7,866	$—	$8,595

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.9%

Consumer Discretionary — 7.8%
Advance Auto Parts	7,500	$1,123
American Eagle Outfitters	181,700	3,104
Autozone*	3,400	2,319
Bed Bath & Beyond*	32,800	2,518
Big Lots	16,600	798
Burlington Stores*	60,100	3,571
Canadian Tire, Cl A	24,100	2,455
Cheesecake Factory	11,800	582
Chico’s FAS	22,900	405
Cogeco Cable	10,500	563
DIRECTV*	70,300	5,982
Dollar General	13,022	982
Domino’s Pizza	22,700	2,282
DSW, Cl A	35,500	1,309
Family Dollar Stores	21,066	1,669
Foot Locker, Cl A	37,800	2,381
Graham Holdings, Cl B	1,400	1,470
Jack in the Box	8,300	796
Kohl’s	69,100	5,407
Lear	13,060	1,447
lululemon athletica*	46,200	2,958
Madison Square Garden, Cl A*	9,754	826
McDonald’s	53,138	5,178
Morningstar, Cl A	65,304	4,892
Scripps Networks Interactive, Cl A	5,100	350
Staples	181,000	2,948
Target, Cl A	82,101	6,738
Time Warner Cable, Cl A	13,200	1,978
Vista Outdoor*	49,000	2,098

		69,129

Consumer Staples — 18.9%
Altria Group	229,214	11,465
Archer-Daniels-Midland	38,600	1,830
Brown-Forman, Cl B	10,201	922
Bunge	55,200	4,546
Cal-Maine Foods	68,600	2,680
Campbell Soup	14,306	666
Casey’s General Stores	34,800	3,136
Church & Dwight	80,204	6,851
Clorox	58,347	6,441
Coca-Cola	128,546	5,212
Coca-Cola Enterprises	49,400	2,183
Colgate-Palmolive	71,331	4,946
ConAgra Foods	129,738	4,739
Costco Wholesale	58,129	8,806
CVS Health	27,100	2,797
Dr Pepper Snapple Group	33,100	2,598
General Mills, Cl A	67,918	3,844
Hershey	68,589	6,921
Hormel Foods	107,711	6,123
JM Smucker	33,707	3,901
Kellogg	97,347	6,420
Kimberly-Clark	43,939	4,706
Kroger	122,716	9,407
Lorillard	108,303	7,078
McCormick	58,094	4,480
Metro, Cl A	81,000	2,195
PepsiCo	78,237	7,481
Philip Morris International	67,951	5,119

Description	Shares	Market Value ($ Thousands)
Procter & Gamble	61,418	$5,033
Reynolds American	58,297	4,017
Sanderson Farms	18,200	1,450
Tyson Foods, Cl A	118,800	4,550
Universal	16,000	755
Wal-Mart Stores	159,636	13,130

		166,428

Energy — 1.9%
Chevron	39,300	4,126
ConocoPhillips	48,500	3,019
Dresser-Rand Group*	6,606	531
Exxon Mobil	68,500	5,822
Tesoro	34,600	3,159

		16,657

Financials — 20.5%
Allied World Assurance Holdings	101,649	4,107
Allstate	74,100	5,274
American Capital Agency, Cl A†	140,180	2,990
American Financial Group	41,500	2,662
Annaly Capital Management†	329,000	3,422
Apartment Investment & Management, Cl A†	69,800	2,747
Arch Capital Group*	64,338	3,963
Aspen Insurance Holdings	58,300	2,753
Assurant	33,650	2,066
Axis Capital Holdings	114,210	5,891
Brixmor Property Group†	48,400	1,285
Canadian Imperial Bank of Commerce	31,000	2,248
CBL & Associates Properties†	148,300	2,936
CBOE Holdings	50,400	2,893
Chubb	34,200	3,458
CIT Group	47,200	2,130
Cullen/Frost Bankers	44,259	3,057
Digital Realty Trust, Cl A†	23,500	1,550
Endurance Specialty Holdings	30,300	1,852
Equity Lifestyle Properties†	51,170	2,812
Everest Re Group	46,153	8,031
Genworth MI Canada	23,900	528
Government Properties Income Trust, Cl A†	55,900	1,277
Hanover Insurance Group, Cl A	17,900	1,299
HCC Insurance Holdings	73,400	4,160
HCP†	74,500	3,219
Health Care†	31,200	2,414
Healthcare Realty Trust†	99,500	2,764
Highwoods Properties†	64,400	2,948
Home Properties†	66,493	4,607
Hospitality Properties Trust	74,700	2,464
Jones Lang LaSalle	16,900	2,880
Maiden Holdings	62,300	924
Markel*	3,151	2,423
Medical Properties Trust†	140,800	2,075
MFA Financial†	331,740	2,608
Mid-America Apartment Communities †	29,610	2,288
National Bank of Canada	71,400	2,607
Omega Healthcare Investors†	78,300	3,177
PartnerRe	77,869	8,903
PennyMac Mortgage Investment Trust†	50,500	1,075

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Piedmont Office Realty Trust, Cl A†	114,000	$2,122
Post Properties†	92,395	5,260
ProAssurance	15,000	689
Prosperity Bancshares	13,700	719
Public Storage†	6,217	1,226
Reinsurance Group of America, Cl A	30,010	2,797
RenaissanceRe Holdings	100,858	10,058
Ryman Hospitality Properties	6,600	402
Simon Property Group†	12,000	2,348
Sovran Self Storage†	8,900	836
Tanger Factory Outlet Centers†	41,039	1,443
TFS Financial	119,488	1,754
Travelers	68,500	7,407
Two Harbors Investment†	413,041	4,387
Validus Holdings	177,529	7,474
Ventas†	37,900	2,767
Wells Fargo	55,300	3,008
White Mountains Insurance Group	4,079	2,792

		180,256

Health Care — 14.6%
AbbVie	30,200	1,768
Actavis*	9,739	2,899
Aetna, Cl A	63,300	6,743
AmerisourceBergen	75,737	8,609
Amgen, Cl A	16,800	2,685
Anthem	56,500	8,724
AstraZeneca ADR	53,600	3,668
Baxter International	59,000	4,041
Becton Dickinson	2,900	416
C.R. Bard	8,000	1,339
Cardinal Health	32,400	2,925
Centene*	11,800	834
Cigna	7,200	932
DaVita HealthCare Partners*	9,400	764
Edwards Lifesciences, Cl A*	8,800	1,254
Eli Lilly	44,380	3,224
Endo International*	25,300	2,269
Express Scripts Holding*	29,600	2,568
Halyard Health*	9,696	477
Hill-Rom Holdings	45,700	2,239
Hologic*	86,600	2,860
Humana	40,115	7,141
Idexx Laboratories*	9,500	1,468
Johnson & Johnson	135,917	13,673
Laboratory Corp of America Holdings*	38,924	4,908
McKesson	12,700	2,873
Medtronic	29,000	2,262
Merck	72,200	4,150
Omnicare	40,300	3,106
Patterson	52,100	2,542
PDL BioPharma	96,900	682
Pfizer	285,000	9,915
Quest Diagnostics	73,671	5,662
UnitedHealth Group	63,200	7,476
Zimmer Holdings	15,500	1,822

		128,918

Industrials — 4.9%
Boeing	19,100	2,867

Description	Shares	Market Value ($ Thousands)
Deere	46,700	$4,095
FedEx	12,200	2,018
General Dynamics	8,600	1,167
L-3 Communications Holdings	24,400	3,069
Landstar System	24,200	1,604
Lockheed Martin	12,700	2,578
Northrop Grumman	49,100	7,903
Old Dominion Freight Line, Cl A*	32,000	2,474
Orbital ATK	24,500	1,878
Raytheon	66,100	7,221
Rollins	40,050	991
Stericycle, Cl A*	38,292	5,377

		43,242

Information Technology — 7.7%
Activision Blizzard	23,400	532
Amdocs	137,440	7,477
Apple	58,849	7,323
Automatic Data Processing	52,748	4,517
Broadridge Financial Solutions	44,500	2,448
CA	48,400	1,578
CDK Global	17,582	822
Cisco Systems	149,100	4,104
CSG Systems International	37,600	1,143
Global Payments	10,700	981
Harris	36,800	2,899
Intel	147,600	4,615
International Business Machines	53,479	8,583
Jack Henry & Associates	13,800	964
Microsoft	90,100	3,663
Oracle, Cl B	60,400	2,606
Qualcomm	29,900	2,073
Science Applications International	14,671	753
Skyworks Solutions	27,600	2,713
Synopsys*	58,000	2,687
Tech Data*	22,200	1,283
Western Union	163,940	3,412
Zebra Technologies, Cl A*	7,200	653

		67,829

Materials — 1.3%
AptarGroup	7,900	502
Ball	29,500	2,084
Bemis	44,400	2,056
CF Industries Holdings	2,500	709
Sigma-Aldrich	37,321	5,160
Sonoco Products	25,800	1,173

		11,684

Telecommunication Services — 3.8%
AT&T	290,000	9,469
BCE	103,900	4,400
CenturyTel	54,300	1,876
NTT DoCoMo ADR	130,100	2,268
Rogers Communications, Cl B	68,600	2,296
SBA Communications, Cl A*	10,900	1,276
SK Telecom ADR	129,800	3,532
TELUS	30,123	1,001
Verizon Communications	142,649	6,937

		33,055

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund

March 31, 2015

Description	Shares/Face Amount ($ Thousands)/ Number of Rights	Market Value ($ Thousands)

Utilities — 12.6%
AGL Resources	54,558	$2,709
Alliant Energy	6,300	397
Ameren	60,200	2,540
American Electric Power	81,000	4,556
Atmos Energy	22,600	1,250
CMS Energy	53,900	1,882
Consolidated Edison	173,742	10,598
Dominion Resources	13,121	930
DTE Energy	52,642	4,248
Duke Energy	63,057	4,842
Edison International	109,300	6,828
Entergy	100,000	7,749
Eversource Energy	84,838	4,286
Exelon	178,300	5,993
Great Plains Energy	13,200	352
ITC Holdings	81,099	3,036
OGE Energy	56,484	1,785
PG&E	121,000	6,421
Pinnacle West Capital	30,700	1,957
Portland General Electric	133,600	4,955
PPL	53,000	1,784
Public Service Enterprise Group	278,391	11,670
SCANA	84,209	4,631
Sempra Energy	7,090	773
Southern	166,583	7,376
UGI	57,750	1,882
Wisconsin Energy	110,404	5,465

		110,895

Total Common Stock (Cost $610,635) ($ Thousands)		828,093

CASH EQUIVALENT — 5.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	50,205,162	50,205

Total Cash Equivalent (Cost $50,205) ($ Thousands)		50,205

U.S. TREASURY OBLIGATIONS (A) — 0.3%
U.S. Treasury Bills 0.028%, 5/28/2015	$2,256	2,256

Total U.S. Treasury Obligations (Cost $2,256) ($ Thousands)		2,256

RIGHTS — 0.0%
Safeway CVR - Casa Ley	85,430	87
Safeway CVR - PDC	85,430	4

Total Rights (Cost $—) ($Thousands)		91

Total Investments — 99.9% (Cost $663,096) ($ Thousands)		$880,645

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	335	Jun-2015	$427

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $881,533 ($Thousands).

(A)	All or a portion of this security has been pledged as collateral for open futures contracts.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2015.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$828,093	$—	$—	$828,093
Cash Equivalent	50,205	—	—	50,205
U.S. Treasury Obligations	—	2,256	—	2,256
Rights	91	—	—	91

Total Investments in Securities	$878,389	$2,256	$—	$880,645

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$427	$—	$—	$427

Total Other Financial Instruments	$427	$—	$—	$427

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2015

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act
(17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 5, 2015

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: June 5, 2015